JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (“JHT” or the “Trust”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts (“variable contracts”). JHT provides a range of investment objectives through 107 separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following funds are described in this Prospectus:

Ticker
Fund Name	Series I	Series II	Series III	Series NAV

500 Index Trust	JEINX
500 Index Trust B
Active Bond Trust
All Cap Core Trust	JEACX
All Cap Growth Trust
All Cap Value Trust
Alpha Opportunities Trust				JAPNX
American Asset Allocation Trust			JAAHX
American Blue Chip Income and Growth Trust	JACHX
American Bond Trust				JADNX
American Fundamental Holdings Trust			JFHHX
American Global Diversification Trust			JGDHX
American Global Growth Trust			JAOHX
American Global Small Capitalization Trust			JASHX
American Growth Trust	JEGRX
American Growth-Income Trust	JEGFX
American High-Income Bond Trust			JAHHX
American International Trust	JEILX
American New World Trust			JANHX
Balanced Trust	JBLOX
Blue Chip Growth Trust
Bond Trust				JPNNX
Capital Appreciation Trust
Capital Appreciation Value Trust
Core Allocation Plus Trust				JGANX
Core Allocation Trust		JCLTX
Core Balanced Strategy Trust				JBSNX
Core Balanced Trust		JCBTX
Core Bond Trust
Core Disciplined Diversification Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Disciplined Diversification Trust				JGBNX
Emerging Markets Value Trust				JEMAX
Equity-Income Trust
Financial Services Trust
Floating Rate Income Trust				JFIVX
Franklin Templeton Founding Allocation Trust				JFANX
Fundamental Value Trust
Global Trust	JEFGX
Global Bond Trust
Growth Equity Trust
Health Sciences Trust
Heritage Trust
High Income Trust
High Yield Trust
Income Trust				JINAX
International Core Trust
International Equity Index Trust A
International Equity Index Trust B
International Index Trust				JIXNX
International Opportunities Trust
International Small Company Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust
Large Cap Value Trust
Lifecycle 2010 Trust
Lifecycle 2015 Trust
Lifecycle 2020 Trust
Lifecycle 2025 Trust
Lifecycle 2030 Trust
Lifecycle 2035 Trust
Lifecycle 2040 Trust
Lifecycle 2045 Trust
Lifecycle 2050 Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust	JECIX
Mid Cap Stock Trust
Mid Cap Value Equity Trust
Mid Value Trust
Money Market Trust B
Money Market Trust	JHOXX
Mutual Shares Trust				JMSAX
Natural Resources Trust

Ticker
Fund Name	Series I	Series II	Series III	Series NAV

New Income Trust
Optimized All Cap Trust
Optimized Value Trust
Overseas Equity Trust
Pacific Rim Trust	JEPMX
Real Estate Securities Trust
Real Return Bond Trust
Science & Technology Trust
Short-Term Bond Trust
Short Term Government Income Trust				JSTDX
Small Cap Growth Trust
Small Cap Index Trust	JESIX
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Growth Trust
Small Company Value Trust
Smaller Company Growth Trust				JSGNX
Strategic Bond Trust
Strategic Income Opportunities Trust
Total Bond Market Trust A		JEBBX
Total Bond Market Trust B
Total Return Trust
Total Stock Market Index Trust	JETSX
U.S. Government Securities Trust
U.S. High Yield Bond Trust
U.S. Multi-Sector Trust
Utilities Trust	JEUTX
Value Trust	JEVLX
Value & Restructuring Trust

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to JHT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

Prospectus dated May 3, 2010

JOHN HANCOCK TRUST

500 INDEX TRUST

Investment Objective

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.46%	0.05%	0.03%	0.54%

Series II	0.46%	0.25%	0.03%	0.74%

Series NAV	0.46%	0.00%	0.03%	0.49%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$55	$173	$302	$677

Series II	$76	$237	$411	$918

Series NAV	$50	$157	$274	$616

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 26, 2010, the market capitalizations of companies included in the S&P 500 Index ranged from $1.4 billion to $307.3 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk  An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-12.37%	-22.53%	28.01%	10.26%	4.29%	15.26%	4.90%	-37.21%	25.74%

2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	15.89% (Quarter ended 06/30/2009) Worst Quarter: −22.00% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	25.74%	−0.09%	−1.52%	5/1/2000
Series II	25.59%	−0.27%	−1.67%	1/28/2002
Series NAV	25.94%	−0.30%	−1.62%	10/31/2005
S&P 500 Index	26.46%	0.42%	−1.01%	5/1/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

500 INDEX TRUST B

Investment Objective

To approximate the aggregate total return of a broad-based U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses	reimbursement	expenses
Series NAV	0.47%	0.00%	0.02%	0.49%	-0.24%	0.25%

1JHT sells shares of these funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, each fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the rate of the fund’s “Total Operating Expenses” does not exceed its “Net Operating Expenses” as listed in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2011 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$26	$133	$250	$593

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 26, 2010, the market capitalizations of companies included in the S&P 500 Index ranged from $1.4 billion to $307.3 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

S&P 500 Index risk  An investment in the fund involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-9.15%	-11.98%	-22.31%	28.42%	10.70%	4.65%	15.56%	5.25%	-37.19%	26.35%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	15.85% (Quarter ended 06/30/2009) Worst Quarter: −22.11% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	26.35%	0.20%	−1.13%	5/1/1996
S&P 500 Index	26.46%	0.42%	−0.95%	5/1/1996

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 1996. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 1996.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

ACTIVE BOND TRUST

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.60%	0.05%	0.03%	0.68%

Series II	0.60%	0.25%	0.03%	0.88%

Series NAV	0.60%	0.00%	0.03%	0.63%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$69	$218	$379	$847

Series II	$90	$281	$488	$1,084

Series NAV	$64	$202	$351	$786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

•	U.S. Treasury and agency securities;

•	Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);

•	Corporate bonds, both U.S. and foreign; and

•	Foreign government and agency securities.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* Declaration

50%* MFC Global (U.S.)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar denominated. This portion of the fund normally has an average credit rating of “A” or “AA.”

MFC Global (U.S.)

MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the fund normally has an average credit rating of “A” or “AA.”

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the total assets of the portion of the fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated lower than A by both rating agencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

10.45%	7.48%	7.25%	6.48%	4.78%	2.54%	4.54%	4.03%	-10.48%	24.86%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	9.91% (Quarter ended 09/30/2009) Worst Quarter: −5.91% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	24.80%	4.46%	5.86%	4/29/2005
Series II	24.54%	4.25%	5.75%	4/29/2005
Series NAV	24.86%	4.51%	5.88%	3/29/1986
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Assistant Vice President; managed fund since 2009.
MFC Global Investment Management (U.S.), LLC	Barry H. Evans. President; managed fund since 2005. Jefferey N. Given. Vice President; managed fund since 2006. Howard C. Greene. Senior Vice President; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

ALL CAP CORE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.78%	0.05%	0.04%	0.87%

Series II	0.78%	0.25%	0.04%	1.07%

Series NAV	0.78%	0.00%	0.04%	0.82%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$89	$278	$482	$1,073

Series II	$109	$340	$590	$1,306

Series NAV	$84	$262	$455	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included in the Russell 3000 Index ($13 million to $307.3 billion as of February 26, 2010).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The fund may also invest in U.S. Government securities.

The subadviser pursues an actively managed, quantitative investment process. The subadviser’s investment philosophy is based on three central tenets:

•	Securities have an intrinsic value from which they deviate over time. The subadviser believes that the best way to measure a security’s fair value is relative to its peers within its own industry.

•	Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.

•	Quantitative investment models provide an improved framework for selecting mis-priced stocks in an unbiased, consistent and repeatable manner.

The subadviser blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. The subadviser’s proprietary U.S. stock evaluation model, the Quantitative Investment Model, incorporates valuation and growth investment parameters and is used to select securities. The subadviser believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a “pure” stock selection process that seeks to add value in any market environment. The subadviser also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

The subadviser extensively screens the Russell 3000 Index universe using multiple investment parameters to identify what the subadviser believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

By applying a rigorous portfolio construction process, the subadviser targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The Combined Index is a blend of the Russell 1000 Growth Index from inception through December 31, 2002 and the Russell 3000 Index for periods after January 1, 2003.

Calendar Year Total Returns for Series I:

-27.29%	-21.36%	-25.23%	31.54%	16.33%	9.08%	14.75%	2.66%	-39.63%	28.46%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	17.59% (Quarter ended 06/30/2009) Worst Quarter: −24.41% (Quarter ended 03/31/2001)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	28.46%	−0.07%	−4.19%	7/15/1996
Series II	28.26%	−0.26%	−4.32%	1/28/2002
Series NAV	28.62%	0.00%	−4.16%	4/29/2005
Russell 3000 Index	28.34%	0.76%	−0.20%	7/15/1996
Combined Index	28.34%	0.76%	−3.68%	7/15/1996

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Deutsche Investment Management Americas Inc.	James B. Francis, CFA. Director and lead Portfolio Manager; managed fund since 2008. Robert Wang. Managing Director; managed fund since 1996.

Sub-Subadviser:  RREEF America L.L.C.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

ALL CAP GROWTH TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.85%	0.05%	0.07%	0.97%

Series II	0.85%	0.25%	0.07%	1.17%

Series NAV	0.85%	0.00%	0.07%	0.92%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests its assets principally in common stocks of companies of all market capitalizations. The subadviser focuses on stocks of companies exhibiting long-term sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow; and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. The valuation of securities in which the fund invests historically has been more volatile than that of companies in the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) ADRs; (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security).

In addition to the principal strategies discussed above, the fund may use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant. The fund may make short sales of a security including short sales “against the box.” The fund may invest up to 20% of its total assets in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities). The fund may invest in securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities. The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations. The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement. The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-10.79%	-23.77%	-24.41%	29.24%	6.52%	8.99%	6.58%	12.06%	-41.94%	21.09%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	18.19% (Quarter ended 12/31/2001) Worst Quarter: −23.20% (Quarter ended 09/30/2001)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	21.09%	−1.76%	−4.25%	3/4/1996
Series II	20.87%	−1.96%	−4.39%	1/28/2002
Series NAV	21.13%	−1.70%	−4.22%	2/28/2005
Russell 3000 Growth Index	37.01%	1.58%	−3.79%	3/4/1996

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Jennison Associates LLC	Michael A. Del Balso. Managing Director; managed fund since 2010.
Kathleen A. McCarragher. Director and Managing Director; managed fund since 2010.
Spiros “Sig” Segalas. Director, President and Chief Investment Officer; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

ALL CAP VALUE TRUST

Investment Objective

To seek capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.84%	0.05%	0.08%	0.97%

Series II	0.84%	0.25%	0.08%	1.17%

Series NAV	0.84%	0.00%	0.08%	0.92%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($239 million to $307.3 billion as of February 26, 2010). This range varies daily. The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

In selecting investments, the subadviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadviser thinks is its full value, or may go down in value, the subadviser’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadviser generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser valuation target.

The fund may not invest more than 10% of its net assets in foreign securities. The subadviser does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-27.83%	38.36%	15.96%	5.71%	13.71%	8.33%	-28.78%	26.61%

2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	16.35% (Quarter ended 9/30/2009) Worst Quarter: −23.92% (Quarter ended 09/30/2002)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	26.61%	3.26%	3.71%	4/30/2001
Series II	26.41%	3.06%	3.55%	1/28/2002
Series NAV	26.59%	3.35%	3.76%	2/28/2005
Russell 3000 Value Index	19.76%	−0.24%	2.50%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Lord, Abbett & Co. LLC	Robert P. Fetch. Partner and Director; managed fund since 2001. Deepak Khanna. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

ALPHA OPPORTUNITIES TRUST

Investment Objective

To seek long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.99%	0.05%	0.06%	1.10%

Series II2	0.99%	0.25%	0.06%	1.30%

Series NAV	0.99%	0.00%	0.06%	1.05%

1“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$112	$350	$606	$1,340

Series II	$132	$412	$713	$1,568

Series NAV	$107	$334	$579	$1,283

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 238% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a “multiple sleeve structure,” which means the fund has several components that are managed separately in different styles. The fund seeks to obtain its objective by combining these different component styles in a single fund.

For each component “sleeve”, the subadviser has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve tends to be flexible, opportunistic, and total return-oriented such that the aggregate portfolio represents a wide range of investment philosophies, companies, industries and market capitalizations. Investment personnel for each component sleeve have complete discretion and responsibility for selection and portfolio construction decisions within their specific sleeve.

The subadviser is responsible for selecting styles or approaches for component sleeves with a focus on combining complementary investment styles, monitoring the risk profile, strategically rebalancing the portfolio, and maintaining a consistent fund profile. In choosing prospective investments, the subadviser analyzes a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, expected growth rates, revenues, dividends and other related measures of value.

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities, including common stock, preferred stock, depositary receipts (including American Depositary Receipts (ADRs) and Global Depositary Receipts), index-related securities (including exchange-traded funds (“ETFs”)), real estate investment structures (including REITs), convertible securities, preferred stock, private placements, convertible preferred stock, rights, and warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents. The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments. These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The fund may invest up to 35% of its total assets in the securities of foreign issuers and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fund may also invest in fixed-income securities, fixed-income related instruments, and cash and cash equivalents. These fixed income securities may include non-investment grade instruments.

The fund may invest in over-the-counter and exchange traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions, structured notes, and market access products.

The fund may invest in initial public offerings (“IPOs”). The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

39.49%

2009

Best Quarter:	18.66% (Quarter ended 06/30/2009) Worst Quarter: −6.43% (Quarter ended 03/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series I	39.43%	17.08%	6/1/2009
Series NAV	39.49%	17.12%	10/6/2008
Russell 3000 Index	28.34%	8.25%	10/6/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Kent M. Stahl, CFA. Senior Vice President and Director of Investments and Risk Management; managed fund since 2008.
Gregg R. Thomas, CFA. Vice President and Director of Risk Management; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN ASSET ALLOCATION TRUST

Investment Objective

To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.31%	0.60%	0.04%	0.95%

Series II	0.31%	0.75%	0.04%	1.10%

Series III	0.31%	0.25%	0.04%	0.60%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$303	$525	$1,166

Series II	$112	$350	$606	$1,340

Series III	$61	$192	$335	$750

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below by Moody’s and BB+ or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.

In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% — 80% in equity securities, 20% — 50% in debt securities and 0% — 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and up to 5% of its assets in debt securities of non-U.S. issuers.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The Combined Index represents 60% of the Standard & Poor’s 500 Index and 40% of the Barclays Capital U.S. Aggregate Bond Index.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

Calendar Year Total Returns for Series II:

3.84%	0.02%	-12.85%	21.24%	7.69%	8.64%	14.10%	5.99%	-29.83%	23.27%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	12.04% (Quarter ended 06/30/2003) Worst Quarter: −16.41% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	23.61%	3.02%	3.59%	4/25/2008
Series II	23.27%	2.59%	2.99%	5/1/2007
Series III	23.82%	3.23%	3.70%	1/2/2008
S&P 500 Index	26.46%	0.42%	−0.95%	5/1/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	5/1/2007
Combined Index	18.39%	2.52%	2.25%	5/1/2007

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

Alan N. Berro; Senior Vice President; Senior Vice President; managed the fund since 2000.
Jefferey T. Lager; Senior Vice President; managed the fund since 2007.
James R. Mulally; Senior Vice President - Fixed Income; managed the fund since 2006.
Eugene P. Stein; Senior Vice President; managed the fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

Investment Objective

To seek to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor’s 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.43%	0.60%	0.06%	1.09%

Series II	0.43%	0.75%	0.06%	1.24%

Series III	0.43%	0.25%	0.06%	0.74%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$111	$347	$601	$1,329

Series II	$126	$393	$681	$1,500

Series III	$76	$237	$411	$918

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Blue Chip Income and Growth Fund, a series of American Funds Insurance Series. The master fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of $4 billion and above. The master fund may also invest up to 10% of its assets in common stocks of larger companies domiciled outside United States, so long as they are listed or traded in the U.S. The master fund will invest, under normal market conditions, at least 90% of equity assets in the stock of companies whose debt securities are rated at least investment grade. The fund invests, under normal market conditions, at least 90% of its assets in equity securities. The fund is designed for investors seeking both income and capital appreciation.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-23.46%	30.02%	9.13%	6.66%	16.79%	1.48%	-36.76%	27.13%

2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	16.95% (Quarter ended 06/30/2003) Worst Quarter: −21.34% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	27.33%	0.46%	0.63%	7/9/2003
Series II	27.13%	0.33%	0.49%	5/5/2003
Series III	27.79%	0.82%	0.89%	12/31/2007
S&P 500 Index	26.46%	0.42%	0.87%	5/5/2003

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

James K. Dunton; Vice Chairman of the Board; Senior Vice President; managed the fund since 2001.
C. Ross Sappenfield; Vice President; Senior Vice President; managed the fund since 2001.
Christopher D. Buchbinder; Senior Vice President; managed the fund since 2007.
James B. Lovelace; Senior Vice President; managed the fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN BOND TRUST

Investment Objective

To seek to maximize current income and preserve capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.38%	0.60%	0.04%	1.02%

Series II	0.38%	0.75%	0.04%	1.17%

Series III	0.38%	0.25%	0.04%	0.67%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$104	$325	$563	$1,248

Series II	$119	$372	$644	$1,420

Series III	$68	$214	$373	$835

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Bond Fund, a series of American Funds Insurance Series. The fund will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets) and may invest up to 35% of its assets in debt securities (rated Ba1 or below by Moody’s Investor Service and BB+ or below by Standard & Poor’s Corporation or unrated but determined by the fund’s investment adviser to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and noncovertible preferred stocks. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

4.44%	7.67%	3.48%	12.23%	5.25%	1.07%	6.49%	2.76%	-9.82%	11.92%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	5.83% (Quarter ended 06/30/2009) Worst Quarter: −5.68% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	12.21%	2.39%	4.53%	11/2/2005
Series II	11.92%	2.22%	4.37%	7/29/2005
Series III	12.46%	2.42%	4.87%	1/2/2008
Barclays Capital Aggregate Bond Index	5.93%	4.97%	6.33%	7/29/2005

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Portfolio Managers

David C. Barclay; Senior Vice President - Fixed Income; managed the fund since 1997.
Mark H. Dalzell; Senior Vice President - Fixed Income; managed the fund since 2005.
David A. Hoag; Senior Vice President - Fixed Income; managed the fund since 2007.
Thomas H. Hogh; Senior Vice President - Fixed Income; managed the fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN FUNDAMENTAL HOLDINGS TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.60%	0.03%	0.37%	1.04%

Series II	0.04%	0.75%	0.03%	0.37%	1.19%

Series III	0.04%	0.25%	0.03%	0.37%	0.69%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271

Series II	$121	$378	$654	$1,443

Series III	$70	$221	$384	$859

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund currently invests primarily in four Underlying Funds of the American Funds Insurance Series®: Bond Fund, Growth Fund, Growth-Income Fund, and International Fund. The fund is permitted to invest in six other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Blue Chip Income and Growth Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund as well as other Underlying Funds. When purchasing shares of the American Funds Insurance Series, the fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: the American Asset

Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”). The fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

Calendar Year Total Returns for Series I:

-30.92%	26.88%

2008	2009

Best Quarter:	13.51% (Quarter ended 06/30/2009) Worst Quarter: −16.17% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	26.88%	−7.23%	10/30/2007
Series II	26.68%	−7.34%	10/30/2007
Series III	27.27%	−6.88%	10/30/2007
S&P 500 Index	26.46%	−11.49%	10/30/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.95%	10/30/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN GLOBAL DIVERSIFICATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.60%	0.03%	0.56%	1.23%

Series II	0.04%	0.75%	0.03%	0.56%	1.38%

Series III	0.04%	0.25%	0.03%	0.56%	0.88%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$125	$390	$676	$1,489

Series II	$140	$437	$755	$1,657

Series III	$90	$281	$488	$1,084

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets in securities, which include securities held by the Underlying Funds, that are located outside of the U.S.

The fund currently invests primarily in five Underlying Funds of the American Funds Insurance Series®: Bond Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund. The fund is permitted to invest in five other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Growth Fund, International Fund, Growth-Income Fund, and Blue Chip Income and Growth Fund as well as other Underlying Funds as described below. When purchasing shares of the American Funds Insurance Series, the fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the MSCI World Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

Calendar Year Total Returns for Series I:

-34.72%	36.32%

2008	2009

Best Quarter:	18.04% (Quarter ended 06/30/2009) Worst Quarter: −17.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	36.32%	−6.63%	10/30/2007
Series II	36.29%	−6.74%	10/30/2007
Series III	36.92%	−6.27%	10/30/2007
MSCI World Index (gross of foreign withholding tax on dividends)	30.80%	11.75%	10/30/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.95%	10/30/2007
65% MSCI World/35% Barclays Capital US Aggregate Bond Index	22.13%	−5.08%	10/30/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN GLOBAL GROWTH TRUST

Investment Objective

To seek to make the shareholders’ investment grow over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.54%	0.60%	0.07%	1.21%

Series II	0.54%	0.75%	0.07%	1.36%

Series III	0.54%	0.25%	0.07%	0.86%

1The table reflects the combined fees of the feeder fund and the master fund.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$123	$384	$665	$1,466

Series II	$138	$431	$745	$1,635

Series III	$88	$274	$477	$1,061

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Growth Fund, a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies located around the world that the adviser believes have potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world. The Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Growth Fund should have a long-term perspective and, for example be able to tolerate potentially sharp, short-term declines in value.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-19.32%	-14.63%	-15.10%	34.62%	12.95%	13.52%	19.84%	14.21%	-38.68%	41.42%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	22.00% (Quarter ended 06/30/2009) Worst Quarter: −20.54% (Quarter ended 09/30/2001)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series II	41.42%	6.14%	1.82%	5/1/2007
Series III	42.22%	6.80%	2.52%	1/2/2008
MSCI World Index (the return of the index does not reflect any reinvested dividends)A	26.98%	−0.01%	−1.94%	5/1/2007
Lipper Global Fund Index	31.06%	3.20%	1.03%	5/1/2007

A The return of the index does not reflect any reinvested dividends.

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Robert W. Lovelace; Vice President; Senior Vice President; managed the fund since 1997.
Steven T. Watson; Senior Vice President; managed the fund since 2002.
Paul A. White; Senior Vice President; managed the fund since 2004.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

Investment Objective

To seek to make the shareholders’ investment grow over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.72%	0.60%	0.11%	1.43%

Series II	0.72%	0.75%	0.11%	1.58%

Series III	0.72%	0.25%	0.11%	1.08%

1The table reflects the combined fees of the feeder fund and the master fund.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$146	$452	$782	$1,713

Series II	$161	$499	$860	$1,878

Series III	$110	$343	$595	$1,317

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Global Small Capitalization Fund, a series of American Funds Insurance Series. Under normal circumstances, the Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Small Capitalization Fund should have a long-term perspective and for example, be able to tolerate potentially sharp, short-term declines in value.

Under normal circumstances, the Global Small Capitalization Fund invests a significant portion of its assets outside the United States. The fund may also invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and or markets. The fund expects to be invested in numerous countries around the world.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-16.97%	-13.28%	-19.44%	52.78%	20.23%	24.73%	23.44%	20.69%	-53.79%	60.44%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	29.18% (Quarter ended 06/30/2009) Worst Quarter: −31.38% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series II	60.44%	6.61%	3.91%	5/1/2007
Series III	61.16%	7.27%	4.62%	1/2/2008
MSCI AC World Small Cap Index (gross of foreign withholding tax on dividends)	50.67%	4.86%	5.77%	5/1/2007

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Gordon Crawford; Senior Vice President; managed the fund since 1998.
Mark E. Denning; Senior Vice President; managed the fund since 1998.
J. Blair Frank; Senior Vice President; managed the fund since 2003.
Harold H. La - Vice President; managed the fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN GROWTH TRUST

Investment Objective

To seek to make the shareholders’ investment grow.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.33%	0.60%	0.05%	0.98%

Series II	0.33%	0.75%	0.05%	1.13%

Series III	0.33%	0.25%	0.05%	0.63%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	$542	$1,201

Series II	$115	$359	$622	$1,375

Series III	$64	$202	$351	$786

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.

In seeking to pursue its investment objective, the Growth Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective for example, be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

3.95%	-18.56%	-24.83%	36.16%	11.91%	15.59%	9.64%	11.73%	-44.28%	38.68%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	22.60% (Quarter ended 12/31/2001) Worst Quarter: −27.27% (Quarter ended 09/30/2001)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	38.88%	1.98%	0.75%	7/9/2003
Series II	38.68%	1.82%	0.59%	5/5/2003
Series III	39.32%	2.10%	0.90%	1/2/2008
S&P 500 Index	26.46%	0.42%	−0.95%	5/5/2003

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Donnalisa Parks Barnum; Senior Vice President; managed the fund since 2003.
Gregg E. Ireland; Senior Vice President; managed the fund since 2006.
Michael T. Kerr; Senior Vice President; managed the fund since 2005.
Gregory D. Johnson; Senior Vice President; managed the fund since 2007.
Ronald B. Morrow; Senior Vice President; managed the fund since 2003.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN GROWTH-INCOME TRUST

Investment Objective

To seek to make the shareholders’ investments grow and to provide the shareholder with income over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.28%	0.60%	0.04%	0.92%

Series II	0.28%	0.75%	0.04%	1.07%

Series III	0.28%	0.25%	0.04%	0.57%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$94	$293	$509	$1,131

Series II	$109	$340	$590	$1,306

Series III	$58	$183	$318	$714

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests all of its assets in Class 1 shares of its master fund, the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

7.41%	2.05%	-18.75%	31.75%	9.83%	5.29%	14.62%	4.48%	-38.17%	30.67%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	16.83% (Quarter ended 06/30/2003) Worst Quarter: −22.05% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	30.79%	0.51%	2.91%	7/9/2003
Series II	30.67%	0.37%	2.76%	5/5/2003
Series III	31.26%	0.78%	3.14%	12/31/2007
S&P 500 Index	26.46%	0.42%	−0.95%	5/5/2003

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

James K. Dunton; Vice Chairman of the Board; Senior Vice President; managed the fund since 1984.
Donald D. O’Neal; President and Trustee; Senior Vice President; managed the fund since 2005.
Claudia P. Huntington; Senior Vice President; managed the fund since 1994.
C. Ross Sappenfield; Senior Vice President; Senior Vice President; managed the fund since 1999.
J. Blair Frank; Senior Vice President; managed the fund since 2006.
Dylan J. Yolles; Senior Vice President; managed the fund since 2005.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN HIGH-INCOME BOND TRUST

Investment Objective

To seek to provide a high level of current income and, secondarily, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.47%	0.60%	0.10%	1.17%

Series II	0.47%	0.75%	0.10%	1.32%

Series III	0.47%	0.25%	0.10%	0.82%

1The table reflects the combined fees of the feeder fund and the master fund.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$119	$372	$644	$1,420

Series II	$134	$418	$723	$1,590

Series III	$84	$262	$455	$1,014

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the High-Income Bond Fund, a series of American Funds Insurance Series. The High-Income Bond Fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined by the master fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.”

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-3.78%	7.21%	-2.25%	28.83%	9.01%	1.69%	10.06%	0.69%	-24.39%	38.42%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	15.92% (Quarter ended 06/30/2009) Worst Quarter: −16.26% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series II	38.42%	3.36%	5.26%	5/1/2007
Series III	39.05%	3.94%	5.95%	1/2/2008
Merrill U.S. High Yield Master II Index	57.51%	6.35%	6.52%	5/1/2007

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Abner D. Goldstine; Senior Vice President; Senior Vice President - Fixed Income; managed the fund since 1998.
David C. Barclay; Senior Vice President - Fixed Income; managed the fund since 1993.
David A. Daigle; Senior Vice President - Fixed Income; managed the fund since 2009.
Marcus B. Linden; Senior Vice President - Fixed Income; managed the fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN INTERNATIONAL TRUST

Investment Objective

To seek to make the shareholders’ investment grow over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.50%	0.60%	0.07%	1.17%

Series II	0.50%	0.75%	0.07%	1.32%

Series III	0.50%	0.25%	0.07%	0.82%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$119	$372	$644	$1,420

Series II	$134	$418	$723	$1,590

Series III	$84	$262	$455	$1,014

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States that the adviser believes have the potential for growth. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with developing economies and/or markets. The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp, short-term declines in value.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-22.46%	-20.29%	-15.27%	34.11%	18.74%	20.87%	18.32%	19.41%	-42.47%	42.41%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	24.34% (Quarter ended 06/30/2009) Worst Quarter: −20.99% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	42.59%	7.11%	1.71%	7/9/2003
Series II	42.41%	6.95%	1.55%	5/5/2003
Series III	43.14%	7.24%	1.87%	1/2/2008
MSCI EAFE Index (gross of foreign withholding tax on dividends)	32.45%	4.02%	1.58%	5/5/2003

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Sung Lee; Vice President; Senior Vice President; managed the fund since 2005.
Jesper Lyckeus; Senior Vice President; managed the fund since 2007.
Christopher M. Thomsen; Senior Vice President; managed the fund since 2005.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

AMERICAN NEW WORLD TRUST

Investment Objective

To seek to make the shareholders’ investment grow over time.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.77%	0.60%	0.14%	1.51%

Series II	0.77%	0.75%	0.14%	1.66%

Series III	0.77%	0.25%	0.14%	1.16%

1The table reflects the combined fees of the feeder fund and the master fund.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$154	$477	$824	$1,802

Series II	$169	$523	$902	$1,965

Series III	$118	$368	$638	$1,409

Portfolio Turnover

The fund, which operates as a feeder fund does not pay transaction costs, such as commissions, when it buys and sells shares of the master fund (or “turns over” its portfolio). A master fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the master fund and of the fund. During its most recent fiscal year, the master fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The fund invests all of its assets in Class 1 shares of its master fund, the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that the adviser believes have potential of providing capital appreciation.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below or BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund’s adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.” The New World Fund is designed for investors seeking capital appreciation. Investors in the New World Fund should have a long-term perspective and for example, be able to tolerate potentially sharp, short-term declines in value.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the New World Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the New World Fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The New World Fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, the Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab Emirates and Venezuela.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II:

-13.10%	-4.71%	-6.16%	38.52%	18.18%	20.21%	31.90%	31.39%	-42.66%	48.82%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	23.90% (Quarter ended 06/30/2009) Worst Quarter: −22.35% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	48.83%	12.59%	9.10%	5/5/2009
Series II	48.82%	12.19%	8.50%	5/1/2007
Series III	49.55%	12.89%	9.25%	1/2/2008
MSCI AC World Index (gross of foreign withholding tax on dividends)	34.63%	3.10%	0.42%	5/1/2007

Management

Investment Adviser of the Master Fund:  Capital Research and Management Company

Carl M. Kawaja; Vice President; Senior Vice President; managed the fund since 1999.
Robert W. Lovelace; Vice President; Senior Vice President; managed the fund since 1999.
David C. Barclay; Senior Vice President - Fixed Income; managed the fund since 1999.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

BALANCED TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses	reimbursement	expenses
Series I	0.84%	0.05%	0.34%	1.23%	-0.14%	1.09%

Series II	0.84%	0.25%	0.34%	1.43%	-0.14%	1.29%

Series NAV	0.84%	0.00%	0.34%	1.18%	-0.14%	1.04%

1The Adviser has contractually limited other fund level expenses to 0.20% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, underlying fund expenses, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$111	$376	$662	$1,476

Series II	$131	$439	$768	$1,701

Series NAV	$106	$361	$636	$1,419

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in both equity and fixed-income securities. The fund employs growth, value and core approaches to allocate its assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries. The fund may purchase a variety of fixed income securities, including investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term, as well as cash. Under normal market conditions, 55-75% of the fund will be invested in equity securities and 25-45% of the fund will be invested in fixed-income securities.

The precise mix of equity and fixed-income securities will depend on the subadviser’s outlook for the markets and generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets, and its assessment of the relative attractiveness of each asset class.

Equity Allocation

The fund will allocate its assets between U.S. and non-U.S. equity securities of small, medium and large-capitalization companies by employing growth, value and core approaches to selecting securities.

The fund may invest in common stocks of large, blue-chip growth companies. These are firms that, in the view of the subadviser, are well established in their industries and have the potential for above-average earnings growth. The subadviser focuses on companies with leading market positions, seasoned management, and strong financial fundamentals.

The fund may also invest in common stocks of large, well-established companies paying above-average dividends by employing a value approach to investing. The subadviser’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

The fund may invest in common stocks of mid and small capitalization companies using both growth and value approaches to investing. Mid capitalization growth stock selection is based on a combination of bottom-up analysis (focusing on selecting stocks based on the individual attributes of a company) and top-down analysis (focusing on industry sectors that are likely to generate the best returns) in an effort to identify companies with superior long-term appreciation prospects. Mid capitalization value stock selection seeks to identify mid capitalization companies whose stock prices do not appear to reflect their underlying values

Stocks of small capitalization companies may include emerging growth companies that offer the possibility of accelerating earnings growth. Based on quantitative models and fundamental research, a portion of the fund’s small capitalization portfolio is constructed using “bottom up” analysis taking into consideration stock characteristics, such as projected earnings and sales growth rates, valuation, use of capital resources, and earnings quality (i.e., the ability of reported earnings to reflect the company’s true earnings, as well as the usefulness of reported earnings to predict future earnings).

The fund may invest in stocks outside of the U.S. and will diversify broadly among developed and emerging countries throughout the world. Up to 40% of the fund’s total allocation to equity securities may be invested in foreign equity securities (in either developed or emerging markets). The subadviser’s team of analysts seeks to identify companies capable of achieving and sustaining above-average, long-term earnings growth. Present or anticipated earnings, cash flow, or book value, and valuation factors often influence the allocations among large-, mid- or small-capitalization companies. Foreign stocks may also be selected using a value approach to investing or by identifying a favorable combination of company fundamentals and valuation, providing exposure to both growth and value approaches to investing.

While the subadviser invests with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up analysis is the focus of our decision-making. Country and sector allocations are driven primarily by individual stock selection and secondarily by top-down analysis. We may limit investments in markets that appear to have poor overall prospects.

The fund may invest in other equity-related securities or instruments, including but not limited to preferred stocks, depositary receipts, convertible securities, rights, and warrants. These equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes. The fund may invest in IPOs.

The fund may sell equity securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities.

Fixed-Income Allocation

The fund’s fixed-income securities may include short, intermediate and long-term investment-grade corporate, U.S. government and agency obligations, mortgage-related and asset-backed securities, non-investment grade bonds (junk bonds), bank loans (loan participations and assignments), collateralized mortgage obligations, and foreign debt securities. Within this broad structure, investment decisions reflect the subadviser’s outlook on interest rates and the economy, industry and issuer conditions, and the prices and yields of the various securities. The fund’s fixed-income securities may also include cash and cash equivalents, and derivatives related to interest rates, currencies and fixed-income securities. Within the fund’s total allocation to fixed-income securities, up to 30% may be invested in below-investment grade holdings, up to 30% may be invested in foreign currency-denominated foreign debt securities, and up to 30% may be invested in debt obligations of emerging market countries and securities of companies located in emerging markets.

When selecting fixed-income or fixed-income related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis involves dividing the whole market into sectors and then studying the performance of each sector individually so that sectors can be compared to each other or to the market as a whole. Credit research focuses on both quantitative and qualitative criteria established by the subadviser such as fundamentals of the issuer, the characteristics of the securities, state of the industry, and prospects for the issuer and industry to evaluate the credit risks associated with fixed-income securities.

The fund may sell fixed-income holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into higher yielding securities or different sectors.

The fund may use derivative instruments as a means of gaining market exposure to either equity or fixed-income. Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, interest rates, commodity (with the prior approval of the Adviser’s Complex Securities Committee), or index, or to other securities, groups of securities, or events. The fund may invest in over-the-counter and exchange-traded derivatives, including but not limited to futures, forward contracts, swaps, options, options on futures, swaptions (rights to enter into swaps), structured notes, and market access products. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income related instruments based upon the characteristics of the derivative instrument and the underlying asset on which the derivative is based.

The fund may invest in a particular equity or fixed-income asset class by purchasing shares of exchange traded funds (ETFs) or other mutual funds that concentrate their investments in that asset class, provided the investment is consistent with the fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available by direct investments in the asset class. Any such investments will subject the fund to the risks of the particular asset class.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund), as well as U.S.-dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Ned Notzon. Vice President; managed fund since 2009. Kim DeDominicis. Vice President; managed fund since 2009. Charles Shriver. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

BLUE CHIP GROWTH TRUST

Investment Objective

To provide long-term growth of capital. Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.78%	0.05%	0.03%	0.86%

Series II	0.78%	0.25%	0.03%	1.06%

Series NAV	0.78%	0.00%	0.03%	0.81%

1The advisory fees were restated to reflect the new advisory agreement effective May 1, 2010.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the fund are invested in U.S. common stocks, the fund may also purchase other types of securities, including (i) U.S. and foreign currency-denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment grade debt securities (“junk bonds”). The fund will not purchase a non-investment grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund’s debt securities may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Hybrid instrument risk   Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-2.76%	-14.61%	-24.26%	29.17%	9.03%	5.60%	9.58%	12.75%	-42.53%	42.89%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	17.43% (Quarter ended 06/30/2009) Worst Quarter: −24.87% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	42.89%	1.39%	−0.52%	12/11/1992
Series II	42.56%	1.17%	−0.67%	1/28/2002
Series NAV	42.97%	1.44%	−0.50%	2/28/2005
S&P 500 Index	26.46%	0.42%	−0.95%	12/11/1992

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Larry J. Puglia. Vice President; managed fund since 1999.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

BOND TRUST

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.63%	0.05%	0.04%	0.72%

Series II1	0.63%	0.25%	0.04%	0.92%

Series NAV	0.63%	0.00%	0.04%	0.67%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$78	$243	$422	$942

Series II	$98	$306	$531	$1,178

Series NAV	$68	$214	$373	$835

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. There is no limit on the fund’s average maturity.

Eligible investments include, but are not limited to:

•	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

•	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”)

•	U.S. and foreign corporate bonds, and

•	Foreign government and agency securities.

The subadviser uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio and increased trading expenses.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.), LLC	Barry H. Evans. President; managed fund since 2009. Jeffrey N. Given. Vice President; managed fund since 2009. Howard C. Greene. Senior Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CAPITAL APPRECIATION TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.72%	0.05%	0.03%	0.80%

Series II	0.72%	0.25%	0.03%	1.00%

Series NAV	0.72%	0.00%	0.03%	0.75%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$82	$255	$444	$990

Series II	$102	$318	$552	$1,225

Series NAV	$77	$240	$417	$930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) ADRs; (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs); and (v) initial public offerings (IPOs) and similar securities. (Convertible securities are securities — like bonds, corporate notes and preferred stocks — that the fund can convert into the company’s common stock, cash value of common stock, or some other equity security).

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the fund’s return or protect its assets if market conditions warrant:

•	The fund may make short sales of a security including short sales “against the box.”

•	The fund may invest up to 20% of the fund’s total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).

•	The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

•	The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

•	The fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.

•	The fund may invest in repurchase agreements.

The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-18.41%	-30.61%	29.47%	9.33%	13.99%	2.26%	11.61%	-37.22%	42.29%

2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	16.38% (Quarter ended 12/31/2001) Worst Quarter: −20.87% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	42.29%	3.05%	−2.18%	11/1/2000
Series II	42.04%	2.83%	−2.33%	1/28/2002
Series NAV	42.36%	3.12%	−2.14%	2/28/2005
Russell 1000 Growth Index	37.21%	1.63%	−3.69%	11/1/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Jennison Associates LLC	Michael A. Del Balso. Managing Director; managed fund since 2000.
Kathleen A. McCarragher. Director and Managing Director; managed fund since 2000.
Spiros “Sig” Segalas. Director, President and Chief Investment Officer; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CAPITAL APPRECIATION VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.93%	0.05%	0.07%	1.05%

Series II	0.93%	0.25%	0.07%	1.25%

Series NAV	0.93%	0.00%	0.07%	1.00%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$107	$227	$472	$1,175

Series II	$127	$269	$559	$1,384

Series NAV	$102	$216	$450	$1,123

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the fund’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, foreign securities, futures and options. The fund may invest up to 20% of its total assets in foreign securities.

The fund’s common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased by the fund are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the subadviser expects to rise in the short term but not necessarily over the long term. Since the subadviser attempts to prevent losses as well as achieve gains, the subadviser typically uses a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but are believed to have good prospects for capital appreciation. The subadviser may establish relatively large positions in companies it finds particularly attractive.

The fund’s approach differs from that of many other funds. In addition, the subadviser searches for the best risk/reward values among all types of securities. The portion of the fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserve may reflect the subadviser’s ability to find companies that meet valuation criteria rather than its market outlook.

Debt and convertible securities may be purchased to gain additional exposure to a company or for their income or other features; maturity and quality are not necessarily major considerations in determining whether to purchase a particular security. The fund’s investments in non-investment grade debt securities and loans are limited to 15% of total assets. The fund may also purchase other securities, including bank debt, loan participations and assignments and futures and options.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk   Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

30.06%

2009

Best Quarter:	17.59% (Quarter ended 06/30/2009) Worst Quarter: −4.43% (Quarter ended 3/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series I	30.06%	−3.23%	4/25/2008
Series II	29.84%	−3.42%	4/25/2008
Series NAV	30.12%	−3.19%	4/25/2008
Russell 1000 Growth Index	37.21%	−6.98%	4/25/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	David R. Giroux. Vice President; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE ALLOCATION PLUS TRUST

Investment Objective

To seek total return, consisting of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.91%	0.05%	0.09%	1.05%

Series II	0.91%	0.25%	0.09%	1.25%

Series NAV	0.91%	0.00%	0.09%	1.00%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$107	$334	$579	$1,283

Series II	$127	$397	$686	$1,511

Series NAV	$102	$318	$552	$1,225

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 213% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity and fixed-income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadviser’s targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed-income instruments and will generally reflect the subadviser’s long-term, strategic asset allocation analysis. The subadviser anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

When selecting particular equity or equity-related securities or instruments, the subadviser relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed-income or fixed-income-related securities or instruments, the subadviser relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to, common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes, and other similar equity equivalents. These equity and equity-related instruments may include equity securities of, or derivatives linked to, emerging market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income-related instruments, and cash and cash equivalents, including, but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents, and other fixed-income securities, as well as derivatives related to interest rates, currencies and fixed-income securities and instruments. These debt obligations may include non-investment-grade and emerging market debt issues.

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the Adviser’s Complex Securities Committee) or index, or to other securities, groups of securities, or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and exchange traded derivatives, including, but not limited to, futures, forward contracts, swaps, options, options on futures, swaptions, structured notes and market access products. For purposes of the fund’s investment policies, derivative instruments will be classified as equity- or fixed-income-related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

The fund may invest in IPOs. The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The Combined Index represents 70% of the MSCI World Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

The fund has added the returns of the MSCI World Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

Calendar Year Total Returns for Series I:

-31.50%	25.20%

2008	2009

Best Quarter:	14.50% (Quarter ended 06/30/2009) Worst Quarter: −15.88% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	25.20%	−7.39%	12/31/2007
Series II	25.10%	−7.54%	12/31/2007
Series NAV	25.41%	−7.34%	12/31/2007
MSCI World Index (gross of foreign withholding tax on dividends)	30.79%	−14.65%	12/31/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.58%	12/31/2007
Combined Index	23.37%	−6.19%	12/31/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Evan S. Grace, CFA. Vice President and Portfolio Manager; managed fund since 2007. Rick A. Wurster, CFA. Vice President and Asset Allocation Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE ALLOCATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[3]	expenses	reimbursement	expenses
Series I	0.05%	0.05%	0.40%	0.94%	1.44%	-0.33%	1.11%

Series II	0.05%	0.25%	0.40%	0.94%	1.64%	-0.33%	1.31%

Series NAV[2]	0.05%	0.00%	0.40%	0.94%	1.39%	-0.33%	1.06%

1The Adviser has contractually limited other fund level expenses to 0.07% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$113	$423	$756	$1,696

Series II	$133	$485	$861	$1,916

Series NAV	$108	$408	$729	$1,640

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Core Allocation Plus Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 50% to 75%
fixed-income securities: 25% to 50%
foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE BALANCED STRATEGY TRUST

Investment Objective

Seeks long term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1,2,3]	fee	fees	Expenses	expenses[4]	expenses	reimbursement	expenses
Series I	0.05%	0.05%	0.07%	0.55%	0.72%	-0.08%	0.64%

Series II	0.05%	0.25%	0.07%	0.55%	0.92%	-0.08%	0.84%

Series NAV	0.05%	0.00%	0.07%	0.55%	0.67%	-0.08%	0.59%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2The Adviser has contractually agreed to waive its management fee until April 30, 2011. This waiver may be terminated at any time after April 30, 2011.
3The Adviser has contractually limited other fund level expenses to 0.04% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, underlying fund expenses, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
4“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$65	$222	$393	$887

Series II	$86	$285	$501	$1,124

Series NAV	$60	$206	$365	$827

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The invests principally in other funds (“Underlying Funds”) but may also invest in other types of investments as noted below. Under normal market conditions, the fund invests approximately 50% of its net assets in Underlying Funds that invest primarily in equity securities and approximately 50% of its net assets in Underlying Funds that invest primarily in fixed-income securities, although variations in these target percentages are permitted as noted below.

Underlying Funds eligible for purchase by the fund include the following index funds: 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Total Bond Market Trust A. The fund may, however, invest in other JHT funds and other investment companies, including exchange traded funds (“ETFs”).

The equity Underlying Funds in which the fund may invest as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fixed-income Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade debt securities and below investment grade debt securities (“junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Fund holds various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between the two types of Underlying Funds (fixed-income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 50% of assets in fixed-income securities and 50% of assets in equity securities, the fund may have a fixed-income/equity allocation of 60%/40% or 40%/60%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund.

Within the prescribed percentage allocations, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The subadviser may from time to time change the allocation in specific Underlying Funds or rebalanced the Underlying Funds. To maintain target allocation in the Underlying Funds, daily cash flows for the fund will be directed to its Underlying Funds that most deviate from target.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund may also invest in other types of investments. See “Other Permitted Investments of the Funds of Funds.”

The fund purchases only NAV shares of the Underlying Funds that are JHT funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of thisprospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.), LLC	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE BALANCED TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[3]	expenses	reimbursement	expenses
Series I	0.05%	0.05%	0.26%	0.90%	1.26%	-0.19%	1.07%

Series II	0.05%	0.25%	0.26%	0.90%	1.46%	-0.19%	1.27%

Series NAV[2]	0.05%	0.00%	0.26%	0.90%	1.21%	-0.19%	1.02%

1The Adviser has contractually limited other fund level expenses to 0.07% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$381	$673	$1,506

Series II	$129	$443	$779	$1,730

Series NAV	$104	$365	$647	$1,449

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Balanced Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”) and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 55% to 75%
fixed-income securities: 25% to 45%
foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE BOND TRUST

Investment Objective

To seek total return consisting of income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.61%	0.05%	0.04%	0.70%

Series II	0.61%	0.25%	0.04%	0.90%

Series NAV	0.61%	0.00%	0.04%	0.65%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$72	$224	$390	$871

Series II	$92	$287	$498	$1,108

Series NAV	$66	$208	$362	$810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 462% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

The fund invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. The fund may also invest in unrated bonds that the subadviser believes are comparable to investment grade debt securities.

Under normal market conditions, the subadviser expects to maintain an effective duration within 10% (in either direction) of the duration of the Barclays Capital U.S. Aggregate Bond Index (the duration of this index as of March 31, 2010 was 4.34 years).

The fund may invest:

•	Up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;

•	Up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

•	Up to 10% of total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return. These strategies are further described under “Additional Investment Policies” in the SAI.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

3.72%	6.26%	3.38%	9.93%

2006	2007	2008	2009

Best Quarter:	4.52% (Quarter ended 09/30/2009) Worst Quarter: −0.79% (Quarter ended 9/30/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	9.93%	5.19%	4/29/2005
Series II	9.61%	4.95%	4/29/2005
Series NAV	9.94%	5.20%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.13%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wells Capital Management, Incorporated	Thomas O’Connor, CFA. Senior Portfolio Manager; managed fund since 2007. Troy Ludgood. Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE DISCIPLINED DIVERSIFICATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[3]	expenses	reimbursement	expenses
Series I2	0.05%	0.05%	0.24%	0.83%	1.17%	-0.17%	1.00%

Series II	0.05%	0.25%	0.24%	0.83%	1.37%	-0.17%	1.20%

Series NAV[2]	0.05%	0.00%	0.24%	0.83%	1.12%	-0.17%	0.95%

1The Adviser has contractually limited other fund level expenses to 0.07% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$102	$355	$627	$1,405

Series II	$122	$417	$734	$1,632

Series NAV	$97	$339	$600	$1,348

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Disciplined Diversification Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 60% to 80%
fixed-income securities: 20% to 40%
foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:

Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE DIVERSIFIED GROWTH & INCOME TRUST

Investment Objective

To seek long term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses	reimbursement	expenses
Series I	0.04%	0.35%	5.27%	0.43%	6.09%	-5.17%	0.92%

Series II	0.04%	0.55%	5.27%	0.43%	6.29%	-5.17%	1.12%

Series III	0.04%	0.15%	5.27%	0.43%	5.89%	-5.17%	0.72%

Series NAV	0.04%	0.00%	5.27%	0.43%	5.74%	-5.17%	0.57%

1The Adviser has contractually limited other fund level expenses to 0.10% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$94	$813	$2,039	$4,991

Series II	$114	$871	$2,128	$5,131

Series III	$74	$754	$1,950	$4,848

Series NAV	$58	$710	$1,883	$4,739

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (“Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will generally invest between 65% and 75% of its assets in equity securities, which include securities held by the underlying funds, and between 25% and 35% of its assets in fixed income securities, which include securities held by the underlying funds.

The fund may invest in other funds including index funds and funds of the American Funds Insurance Series® (the “AFIS Funds”). When purchasing shares of the AFIS Funds, the fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds and JHT feeder funds.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities). Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities. Index funds typically seek to approximate the aggregate total return of a market index and an investment in an index fund involves risks similar to the risks of investing directly in the securities in the index.

The fund may also invest in exchange traded funds (“ETFs”) and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund bears its own expenses, and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

Calendar Year Total Returns for Series I:

30.07%

2009

Best Quarter:	15.64% (Quarter ended 06/30/2009) Worst Quarter: −5.51% (Quarter ended 3/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series I	30.07%	−4.65%	6/30/2008
Series II	29.87%	−4.80%	6/30/2008
Series III	30.42%	−4.34%	6/30/2008
S&P 500 Index	26.46%	−6.45%	6/30/2008
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.70%	6/30/2008
70% Standard & Poors 500 Index/30% Barclays Capital US Aggregate	20.44%	2.10%	6/30/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE FUNDAMENTAL HOLDINGS TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[3]	expenses	reimbursement	expenses
Series I2	0.05%	0.35%	0.14%	0.48%	1.02%	-0.09%	0.93%

Series II	0.05%	0.55%	0.14%	0.48%	1.22%	-0.09%	1.13%

Series III	0.05%	0.15%	0.14%	0.48%	0.82%	-0.09%	0.73%

Series NAV[2]	0.05%	0.00%	0.14%	0.48%	0.67%	-0.09%	0.58%

1The Adviser has contractually limited other fund level expenses to 0.05% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$316	$554	$1,240

Series II	$115	$378	$662	$1,469

Series III	$75	$253	$446	$1,005

Series NAV	$59	$205	$364	$826

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 50% to 75%
fixed-income securities: 25% to 50%
foreign securities: 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE GLOBAL DIVERSIFICATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[3]	expenses	reimbursement	expenses
Series I2	0.05%	0.35%	0.14%	0.57%	1.11%	-0.09%	1.02%

Series II	0.05%	0.55%	0.14%	0.57%	1.31%	-0.09%	1.22%

Series III	0.05%	0.15%	0.14%	0.57%	0.91%	-0.09%	0.82%

Series NAV[2]	0.05%	0.00%	0.14%	0.57%	0.76%	-0.09%	0.67%

1The Adviser has contractually limited other fund level expenses to 0.05% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$104	$344	$603	$1,344

Series II	$124	$406	$710	$1,571

Series III	$84	$281	$495	$1,111

Series NAV	$68	$234	$414	$934

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 50% to 75%
fixed-income securities: 25% to 50%
foreign securities: 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of thedate of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

CORE STRATEGY TRUST

Investment Objective

Seeks long term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses	reimbursement	expenses
Series I	0.05%	0.05%	0.03%	0.50%	0.63%	-0.06%	0.57%

Series II	0.05%	0.25%	0.03%	0.50%	0.83%	-0.06%	0.77%

Series NAV	0.05%	0.00%	0.03%	0.50%	0.58%	-0.06%	0.52%

1The Adviser has contractually agreed to reimburse Expenses of the fund that exceed 0.02% of the average annual net assets of the fund. Expenses includes all expenses of the fund except Rule 12b-1 fees, Underlying Fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after April 30, 2011.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$58	$196	$345	$781

Series II	$79	$259	$455	$1,020

Series NAV	$53	$180	$318	$720

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in other funds of JHT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 20%/80% or 40%/60%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The combined index is comprised of 70% S&P 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series II:

6.55%	-26.47%	21.65%

2007	2008	2009

Best Quarter:	13.17% (Quarter ended 06/30/2009) Worst Quarter: −14.86% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series I	21.87%	1.14%	4/25/2008
Series II	21.65%	1.11%	2/10/2006
Series NAV	21.93%	1.16%	4/25/2008
S&P 500 Index	26.46%	1.12%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.84%	2/10/2006
Combined Index	20.44%	1.06%	2/10/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

DISCIPLINED DIVERSIFICATION TRUST

Investment Objective

To seek total return consisting of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.75%	0.05%	0.14%	0.94%

Series II	0.75%	0.25%	0.14%	1.14%

Series NAV	0.75%	0.00%	0.14%	0.89%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities and fixed-income securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocation
Equity Securities	70%	65	%-75%
Fixed-Income Securities	30%	25	%-35%

The fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the fund’s assets to large growth companies relative to their weight in the universe in which the fund normally invests.

For its fixed income investments, the fund is eligible to invest in a variety of fixed income securities which may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies. They include, but are not limited to:

•	Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

•	U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.
•	Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the subadviser must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA by S&P or Fitch or Aa2 by Moody’s.
•	Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.
•	Commercial paper rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s or F1 or better by Fitch, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.
•	Repurchase Agreements: Instruments through which the fund purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.
•	Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.
•	Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.
•	Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.
•	Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.

The fund may invest in registered or unregistered money market funds affiliated or unaffiliated with the fund’s subadviser. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund is not required to invest in all eligible categories of securities described above and may invest in any combination of such categories of securities. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund may also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the MSCI World Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

The combined index is comprised of 70% MSCI World Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

27.22%

2009

Best Quarter:	16.97% (Quarter ended 06/30/2009) Worst Quarter: −7.30% (Quarter ended 3/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series I	27.22%	−4.98%	4/25/2008
Series II	26.96%	−5.16%	4/25/2008
Series NAV	27.27%	−4.92%	4/25/2008
MSCI World Index (gross of foreign withholding tax on dividends)	30.80%	−11.69%	4/25/2008
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.93%	4/25/2008
Combined Index	23.37%	−4.05%	4/25/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Stephen A. Clark. Vice President and Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

EMERGING MARKETS VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.95%	0.05%	0.13%	1.13%

Series II1	0.95%	0.25%	0.13%	1.33%

Series NAV	0.95%	0.00%	0.13%	1.08%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$115	$359	$622	$1,375

Series II	$135	$421	$729	$1,601

Series NAV	$110	$343	$595	$1,317

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

The fund seeks long-term capital growth through investment primarily in emerging market equity securities. The fund seeks to achieve its investment objective by investing in companies associated with emerging markets, including frontier markets (emerging market countries at an earlier stage of development), authorized for investment by the Investment Committee of the subadviser (“Approved Markets”) from time to time. The fund invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. (Approved Markets securities are defined below.) These exchanges may be either within or outside the issuer’s domicile country. The securities may be listed or traded in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) or other similar securities, including dual listed securities.

The fund seeks to purchase emerging market equity securities that are deemed by the subadviser to be value stocks at the time of purchase. The subadviser believes securities are considered value stocks primarily because they have a high book value in relation to their market value. In assessing value, the subadviser may consider additional factors, such as price-to-cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the subadviser uses for assessing value are subject to change from time to time.

The fund will also seek to purchase emerging market equity securities across all market capitalizations, and specifically those which are deemed by the subadviser to be value stocks at the time of purchase, as described in the paragraph above. The fund may not invest in certain eligible companies or Approved Markets described above or achieve approximate market weights because of constraints imposed within Approved Markets, restrictions on purchases by foreigners and the fund’s policy to invest no more than 25% of its total assets in any one industry at the time of purchase.

The fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.

In determining what countries are eligible markets for the fund, the subadviser may consider various factors, including without limitation, the data, analysis and classification of countries published or disseminated by the World Bank, the International Finance Corporation, FTSE International, Morgan Stanley Capital International, Citigroup and the Heritage Foundation. Approved emerging markets may not include all emerging markets classified by such entities. In determining whether to approve markets for investment, the subadviser takes into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the fund and other affiliated funds.

The fund may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States.

The fund’s policy of seeking broad market diversification means the subadviser will not utilize “fundamental” securities research techniques in identifying securities selections. Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the subadviser will identify value stocks that are eligible for investment. Such lists will be revised no less than semi-annually.

The fund does not seek current income as an investment objective, and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be held by the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Approved Markets

As of the date of this Prospectus, the fund is authorized to invest in the countries listed below. The subadviser will determine in its discretion when and whether to invest in countries that have been authorized, depending on a number of factors, such as asset growth in the fund and characteristics of each country’s markets. The Investment Committee of the subadviser also may authorize other countries for investment in the future, in addition to the countries listed below. Also, the fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past. Emerging markets approved for investment may include countries in an earlier stage of development that are sometimes referred to as frontier markets.

•	Brazil
•	Chile
•	China
•	Czech Republic
•	Hungary
•	India
•	Indonesia
•	Israel
•	Malaysia
•	Mexico
•	Philippines
•	Poland
•	Russia
•	South Africa
•	South Korea
•	Taiwan
•	Thailand
•	Turkey

Approved Market Securities

“Approved Market Securities” are defined as securities that are associated with an Approved Market, and include, among others: (a) securities of companies that are organized under the laws of, or maintain their principal place of business in, an Approved Market; (b) securities for which the principal trading market is in an Approved Market; (c) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (d) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (e) securities of companies that derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Approved Markets or have at least 50% of their assets in Approved Markets; (f) Approved Market equity securities in the form of depositary shares; (g) securities of pooled investment vehicles that invest primarily in Approved Markets securities or derivative instruments that derive their value from Approved Market securities; or (h) securities included in the fund’s benchmark index. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The subadviser, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets. For example, the subadviser may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Market securities.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-52.17%	101.12%

2008	2009

Best Quarter:	49.54% (Quarter ended 06/30/2009) Worst Quarter: −27.57% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	101.12%	5.71%	4/30/2007
Series NAV	101.36%	5.75%	4/30/2007
MSCI Emerging Markets Index (gross of foreign withholding tax on dividends)	79.00%	3.40%	4/30/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Karen E. Umland. Senior Portfolio Manager and Vice President; managed fund since 2007.
Stephen A. Clark. Senior Portfolio Manager and Vice President; managed fund since 2010.
Joseph H. Chi. Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Portfolio Manager and Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

EQUITY-INCOME TRUST

Investment Objective

To provide substantial dividend income and also long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.79%	0.05%	0.03%	0.87%

Series II	0.79%	0.25%	0.03%	1.07%

Series NAV	0.79%	0.00%	0.03%	0.82%

1The advisory fees were restated to reflect the new advisory agreement effective May 1, 2010.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$89	$278	$482	$1,073

Series II	$109	$340	$590	$1,306

Series NAV	$84	$262	$455	$1,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends. The fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Under normal market conditions, substantial dividend income means that the yield on the fund’s portfolio securities generally exceeds the yield on the fund’s benchmark. The subadviser believes that income can contribute significantly to total return over time and expects the fund’s yield to exceed that of the S&P 500 Index. Dividends can also help reduce the fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The fund will generally consider companies with the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. dollar and foreign currency-denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);

•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (“junk bonds”). The fund’s fixed income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not effect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Hybrid instrument risk   Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

12.99%	1.29%	-13.28%	25.57%	14.81%	3.92%	19.02%	3.35%	-35.96%	25.72%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	19.64% (Quarter ended 06/30/2009) Worst Quarter: −22.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	25.72%	0.58%	3.95%	2/19/1993
Series II	25.54%	0.37%	3.80%	1/28/2002
Series NAV	25.75%	0.62%	3.97%	2/28/2005
Russell 1000 Value Index	19.69%	−0.25%	2.47%	2/19/1993

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Brian C. Rogers. Vice President; managed fund since 1999.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

FINANCIAL SERVICES TRUST

Investment Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.83%	0.05%	0.08%	0.96%

Series II	0.83%	0.25%	0.08%	1.16%

Series NAV	0.83%	0.00%	0.08%	0.91%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$98	$306	$531	$1,178

Series II	$118	$368	$638	$1,409

Series NAV	$93	$290	$504	$1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services, and the fund invests primarily in common stocks of financial services companies.

A company is “principally engaged” in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The fund may also invest in other equity securities and in foreign and fixed-income securities.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would beif adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-17.88%	33.58%	10.38%	9.78%	23.12%	-6.82%	-44.65%	41.41%

2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	27.71% (Quarter ended 06/30/2009) Worst Quarter: −27.18% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	41.41%	−0.29%	1.22%	4/30/2001
Series II	40.98%	−0.49%	1.04%	1/28/2002
Series NAV	41.53%	−0.24%	1.25%	4/29/2005
Lipper Financial Services Index	18.38%	−8.13%	−1.74%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Davis Selected Advisers, L.P.	Kenneth Charles Feinberg. Lead Portfolio Manager; managed fund since 2001. Charles Cavanaugh. Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

FLOATING RATE INCOME TRUST

Investment Objective

To seek a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.69%	0.05%	0.04%	0.78%

Series II1	0.69%	0.25%	0.04%	0.98%

Series NAV	0.69%	0.00%	0.04%	0.73%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$80	$249	$433	$966

Series II	$100	$312	$542	$1,201

Series NAV	$75	$233	$406	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by Moody’s Investor Services (“Moody’s”) or BBB by Standard & Poor’s (“S&P”)) by a nationally recognized statistical rating organization such as Moody’s or S&P, at the time of purchase, or are of comparable quality, as determined by the subadviser, and other floating rate securities.

The fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the London Inter-Bank Offered Rate (“LIBOR”) or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. The fund may also acquire, and subsequently hold, warrants and other equity interests.

In purchasing loans, loan participations and other securities for the fund, the subadviser may take full advantage of the entire range of maturities and durations, and may adjust from time to time the average maturity or duration of the investments held by the fund, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.

The fund may invest in any number of issuers, and may at times invest its assets in a small number of issuers. The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the fund will vary from time to time.

The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Distressed investments risk  Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-23.61%	45.57%

2008	2009

Best Quarter:	16.78% (Quarter ended 6/30/2009) Worst Quarter: −20.96% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series NAV	45.57%	5.45%	12/31/2007
S&P/LSTA Performing Loan Index	52.54%	3.84%	12/31/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Steven A. Walsh. Chief Investment Officer; managed fund since 2007.
S. Kenneth Leech. Chief Investment Officer Emeritus; managed fund since 2007.
Michael C. Buchanan. Portfolio Manager; managed fund since 2007.
Timothy J. Settel.Portfolio Manager/ Research Analyst; managed fund since 2007.

Sub-Subadviser:  Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.03%	0.92%	1.04%

Series II	0.04%	0.25%	0.03%	0.92%	1.24%

Series NAV	0.04%	0.00%	0.03%	0.92%	0.99%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$106	$331	$574	$1,271

Series II	$126	$393	$681	$1,500

Series NAV	$101	$315	$547	$1,213

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund currently invests primarily in three JHT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds including exchange traded funds and in other types of investments.

The fund may purchase any funds except other JHT funds of funds and the JHT American Feeder Funds. When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The fund may invest in other types of investments, described under “Other Permitted Investments by the Funds of Funds.”

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations.

The fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the fund invests.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The Combined Index represents 70% of the Standard & Poor’s 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

Calendar Year Total Returns for Series II:

-35.55%	31.12%

2008	2009

Best Quarter:	17.54% (Quarter ended 06/30/2009) Worst Quarter: −18.01% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	31.47%	−7.10%	1/25/2008
Series II	31.12%	−7.20%	4/30/2007
Series NAV	31.54%	−7.06%	4/28/2008
S&P 500 Index	26.46%	−8.02%	4/30/2007
Barclays Capital U.S. Aggregate Bond Index	5.93%	6.00%	4/30/2007
Combined Index	20.44%	−3.59%	4/30/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

FUNDAMENTAL VALUE TRUST

Investment Objective

To seek growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.76%	0.05%	0.02%	0.83%

Series II	0.76%	0.25%	0.02%	1.03%

Series NAV	0.76%	0.00%	0.02%	0.78%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$85	$265	$460	$1,025

Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to try to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant alignment of interest in business
•	Strong balance sheet
•	Low cost structure

•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Intelligent application of capital

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The fund may invest up to 20% of total assets in foreign securities and up to 20% of total assets in fixed-income securities.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-16.20%	29.83%	11.80%	8.84%	14.51%	4.04%	-39.32%	31.78%

2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	20.60% (Quarter ended 06/30/2009) Worst Quarter: −24.81% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	31.78%	0.73%	1.96%	4/30/2001
Series II	31.59%	0.55%	1.78%	1/28/2002
Series NAV	31.84%	0.78%	1.99%	2/28/2005
S&P 500 Index	26.46%	0.42%	0.59%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Davis Selected Advisers, L.P.	Christopher C. Davis. Chairman; managed fund since 2001. Kenneth Charles Feinberg. Co-Portfolio Manager; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

GLOBAL BOND TRUST

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.70%	0.05%	0.07%	0.82%

Series II	0.70%	0.25%	0.07%	1.02%

Series NAV	0.70%	0.00%	0.07%	0.77%

1“Other expenses” shown exclude certain one time Extraordinary Expenses incurred in the prior fiscal year. Had these fees been included, “Other expenses” would have been 0.08%.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$84	$262	$455	$1,014

Series II	$104	$325	$563	$1,248

Series NAV	$79	$246	$428	$954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 280% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in foreign currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally be at 25% of the fund’s net assets. The fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may invest in baskets of foreign currencies (such as the euro) and directly in currencies. The average portfolio duration of this fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund may invest up to 10% of its net assets in preferred stocks.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies – Hedging, derivatives and other strategic transactions risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

1.68%	0.53%	20.12%	15.40%	10.38%	-6.66%	5.27%	9.63%	-4.48%	15.39%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	11.03% (Quarter ended 09/30/2009) Worst Quarter: −9.49% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	15.39%	3.49%	6.39%	3/18/1988
Series II	15.14%	3.29%	6.24%	1/28/2002
Series NAV	15.41%	3.54%	6.41%	2/28/2005
JP Morgan Global-Unhedged Index	1.90%	4.60%	6.70%	3/18/1988

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Pacific Investment Management Company LLC	Scott Mather. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

GLOBAL TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses	reimbursement	expenses
Series I	0.82%	0.05%	0.09%	0.96%	-0.03%	0.93%

Series II	0.82%	0.25%	0.09%	1.16%	-0.03%	1.13%

Series NAV	0.82%	0.00%	0.09%	0.91%	-0.03%	0.88%

1The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This advisory fee waiver will remain in place until April 30, 2011.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$303	$528	$1,175

Series II	$115	$366	$635	$1,406

Series NAV	$90	$287	$501	$1,117

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Depending upon current market conditions, the fund may invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The fund also invests in depositary receipts. Equity securities may include common stocks, preferred stocks and convertible securities. The fund may lend certain of its portfolio securities to qualified banks and broker dealers.

When choosing equity investments for the fund, the subadviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price/ earnings ratio, price/ cash flow ratio, profit margins and liquidation value.

The fund may use various derivative strategies to help to protect its assets, implement a cash or tax management strategy or enhance its returns. No more than 5% of the fund’s total assets may be invested in, or exposed to, options and swaps agreements (as measured at the time of investment).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

12.19%	-16.09%	-19.11%	27.46%	14.75%	10.72%	20.32%	1.28%	-39.51%	31.37%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	19.16% (Quarter ended 09/30/2009) Worst Quarter: −19.79% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	31.37%	1.40%	1.79%	3/18/1988
Series II	31.10%	1.20%	1.65%	1/28/2002
Series NAV	31.46%	1.45%	1.81%	4/29/2005
MSCI World Index (gross of foreign withholding tax on dividends)	30.80%	2.57%	0.23%	3/18/1988

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Templeton Global Advisors Limited	Cindy Sweeting, CFA. Lead Portfolio Manager; President and Chairman; managed fund since 2007.
Tucker Scott, CFA. Executive Vice President; managed fund since 2007.
Lisa Myers, CFA. Executive Vice President; managed fund since 2003.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

GROWTH EQUITY TRUST

Investment Objective

To seek to maximize long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.75%	0.05%	0.04%	0.84%

Series II1	0.75%	0.25%	0.04%	1.04%

Series NAV	0.75%	0.00%	0.04%	0.79%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$86	$268	$466	$1,037

Series II	$106	$331	$574	$1,271

Series NAV	$81	$252	$439	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization growth companies traded in the U.S. These include some of the fastest-growing companies in the U.S. The term “growth company” denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadviser’s stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their Industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadviser considers large-capitalization companies to be those with market capitalizations of at least $3 billion at the time of investment. The fund may invest in common stock of companies of all sizes, including small-capitalization companies. Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadviser compares the fund’s economic sector weightings to a Large Cap Growth Equity index, such as the Russell 1000 Growth Index. To help control risk, extreme overweighting and underweighting of the fund as compared to the major sectors of such a benchmark are avoided. The subadviser favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized. The subadviser also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are traded in the U.S. Currently, the subadviser intends to invest only in U.S. dollar denominated securities of foreign issuers or ADRs.

The subadviser considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target or when better opportunities are perceived in alternative stocks.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Under normal market conditions, the fund will stay fully invested in cash and stocks. The fund may, however, temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the fund’s not achieving its investment objective.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

32.59%

2009

Best Quarter:	13.84% (Quarter ended 09/30/2009) Worst Quarter: −3.36% (Quarter ended 3/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series NAV	32.59%	−13.07%	4/28/2008
Russell 1000 Growth Index	37.21%	−6.99%	4/28/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Rainier Investment Management	Daniel Brewer. Senior Portfolio Manager; managed fund since 2008.
Mark Broughton. Senior Portfolio Manager; managed fund since 2008.
Stacie Cowell. Senior Portfolio Manager; managed fund since 2008.
Mark Dawson. Senior Portfolio Manager; managed fund since 2008.
Andrea Durbin. SeniorPortfolio Manager; managed fund since 2008.
James Margard. Chief Investment Officer; managed fund since 2008.
Peter Musser. Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

HEALTH SCIENCES TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.05%	0.05%	0.09%	1.19%

Series II	1.05%	0.25%	0.09%	1.39%

Series NAV	1.05%	0.00%	0.09%	1.14%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$121	$378	$654	$1,443

Series II	$142	$440	$761	$1,669

Series NAV	$116	$362	$628	$1,386

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

The subadviser’s portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, medical products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective. In addition, the fund writes call and put options primarily as a means of generating additional income. Normally, the fund will own the securities on which it writes these options. The premium income received by writing covered calls can help reduce but not eliminate portfolio volatility.

The fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

In managing the fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a “value” approach, which gives preference to seemingly undervalued companies, may be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund’s management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a new product introduction or a favorable competitive development.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors. Health sciences companies may be subject to additional risks, such as increased competition within the sector, changes in legislation or government regulations affecting the sector, and product liabilities.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would beif adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-27.24%	36.22%	15.31%	12.50%	8.51%	17.67%	-29.90%	31.81%

2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	18.13% (Quarter ended 06/30/2003) Worst Quarter: −19.64% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	31.81%	5.83%	5.89%	4/30/2001
Series II	31.55%	5.62%	5.72%	1/28/2002
Series NAV	31.85%	5.87%	5.92%	4/29/2005
Lipper Health/Biotechnology Index	24.74%	4.02%	3.55%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Kris H. Jenner. Vice President; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

HERITAGE TRUST

Investment Objective

To seek long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.85%	0.05%	0.07%	0.97%

Series II2	0.85%	0.25%	0.07%	1.17%

Series NAV	0.85%	0.00%	0.07%	0.92%

1The advisory fees were restated to reflect the new advisory agreement effective May 1, 2010.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 206% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in common stocks of companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well.

In managing the fund, the subadviser looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. When determining the size of a company, the subadviser will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.

In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. The subadviser manages the fund based on the belief that, over the long-term, stock price movements follow growth in earnings and revenue. The subadviser’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also considers companies demonstrating price strength relative to their peers. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

Although the subadviser intends to invest the fund’s assets primarily in U.S. stocks, the fund may invest up to 20% of its net assets in securities of foreign companies, including companies located in emerging markets. Normally, the fund will not invest more than 20% of its net assets in foreign securities. However, the fund may exceed this limit when it believes such investments will help the fund achieve its objective. The fund may also invest in IPOs.

When the subadviser believes it is prudent, the fund may invest a portion of its assets in debt securities, options, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index future contracts. The fund generally limits its purchase of debt securities to investment grade obligations. Future contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

On May 3, 2010, the fund changed its name from Vista Trust to Heritage Trust.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

8.69%	38.44%	-48.88%	21.64%

2006	2007	2008	2009

Best Quarter:	14.88% (Quarter ended 09/30/2009) Worst Quarter: −25.98% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series NAV	21.64%	−0.43%	10/24/2005
Russell MidCap Growth Index	46.29%	1.68%	10/7/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

American Century Investment Management, Inc.	David M. Hollond. Chief Investment Officer, U.S. Growth Equity - Mid & Small Cap, Senior Vice President and Senior Portfolio Manager; managed fund since 2010.
Greg Walsh. Vice President and Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

HIGH INCOME TRUST

Investment Objective

To seek high current income; capital appreciation is a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.67%	0.05%	0.05%	0.77%

Series II	0.67%	0.25%	0.05%	0.97%

Series NAV	0.67%	0.00%	0.05%	0.72%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$79	$246	$428	$954

Series II	$99	$309	$536	$1,190

Series NAV	$74	$230	$401	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents (“junk bonds”) as rated by S&P/Moody’s. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

No more than 10% of the fund’s total assets may be invested in securities that are rated in default by S&P’s or by Moody’s. There is no limit on the fund’s average maturity. The foreign securities in which the fund may invest include both developed and emerging market securities.

In managing the fund’s portfolio, the subadviser concentrates on industry allocation and securities selection deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the subadviser uses bottom-up research to find securities that appear comparatively under-valued. The subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

The fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The fund is authorized to use all of the various investment strategies referred to under “Hedging and Other Strategic Transactions” in the SAI. In addition, the fund may invest up to 20% of its net assets in U.S. and foreign common stocks of companies of any size. In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its objectives.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Fund Reorganizations

On March 19, 2010, the Board of Trustees of JHT approved an Agreement and Plan of Reorganization providing for the reorganization of each Acquired Trust listed below into the High Yield Trust (the “Acquiring Trust”). A joint meeting of the Acquired Trusts’ shareholders has been scheduled for Monday, June 28, 2010 to seek approval of the reorganizations. Each reorganization is a separate transaction and is not contingent on shareholder approval of the other reorganization. In each reorganization, the Acquiring Trust will acquire all the assets, subject to all the liabilities, of the applicable Acquired Trust in exchange for shares of the Acquiring Trust, and shareholders of the applicable Acquired Trust will receive shares of the Acquiring Trust in exchange for their shares of the applicable Acquired Trust. Subject to regulatory and shareholder approval, the reorganizations are scheduled to occur as early as Friday, November 5, 2010 or as late as May 2011, as determined by the officers of JHT.

Acquired Trust		Acquiring Trust
High Income Trust	into	High Yield Trust
U.S. High Yield Bond Trust	into	High Yield Trust

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-3.40%	-43.65%	82.67%

2007	2008	2009

Best Quarter:	29.15% (Quarter ended 06/30/2009) Worst Quarter: −27.53% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series II	82.08%	3.37%	4/30/2007
Series NAV	82.67%	3.45%	4/28/2006
Merrill US High Yield Master II Index	57.51%	6.94%	4/28/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.), LLC	Arthur N. Calavritinos. Senior Vice President; managed fund since 2006.
John F. Iles. Vice President; managed fund since 2008.
Joseph E. Rizzo. Assistant Vice President; managed fund since 2008.
Dennis F. McCafferty. Assistant Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

HIGH YIELD TRUST

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.66%	0.05%	0.04%	0.75%

Series II	0.66%	0.25%	0.04%	0.95%

Series NAV	0.66%	0.00%	0.04%	0.70%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$77	$240	$417	$930

Series II	$97	$303	$525	$1,166

Series NAV	$72	$224	$390	$871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

Rating Agency Corporate Bonds, Preferred Stocks and Convertible Securities

Moody’s . . . . . . . . . . . . . . . . . . . . . Ba through C

Standard & Poor’s. . . . . . . . . . . . . . BB through D

Non-investment grade securities are commonly referred to as “junk bonds.” The fund may also invest in investment grade securities.

The fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. The fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the fund.

The fund may invest in fixed and floating-rate loans, generally in the form of loan participations and assignments of such loans.

The fund normally maintains an average fund duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would beif adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-8.97%	-5.48%	-6.65%	24.15%	11.06%	3.70%	10.37%	1.64%	-29.52%	54.51%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	24.28% (Quarter ended 06/30/2009) Worst Quarter: −20.68% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	54.51%	4.84%	3.44%	1/1/1997
Series II	54.36%	4.66%	3.30%	1/28/2002
Series NAV	54.50%	4.91%	3.47%	2/28/2005
Citigroup High Yield Index	55.19%	5.98%	6.60%	1/1/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Steven A. Walsh. Chief Investment Officer; managed fund since 2006.
S. Kenneth Leech. Chief Investment Officer Emeritus; managed fund since 2006.
Michael C. Buchanan. Portfolio Manager; managed fund since 2006.
Keith J. Gardner. Portfolio Manager/ Research Analyst; managed fund since 2006.

Sub-Subadviser:  Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

INCOME TRUST

Investment Objective

To seek to maximize income while maintaining prospects for capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.81%	0.05%	0.05%	0.91%

Series II1	0.81%	0.25%	0.05%	1.11%

Series NAV	0.81%	0.00%	0.05%	0.86%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the fund’s portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, healthcare and telecommunication

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below investment grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:

•	the experience and managerial strength of the company;
•	responsiveness to changes in interest rates and business conditions;
•	debt maturity schedules and borrowing requirements;
•	the company’s changing financial condition and market recognition of the change; and
•	a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.

The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The Combined Index represents 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

The fund has added the returns of the MSCI World Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

Calendar Year Total Returns for Series NAV:

-28.64%	35.07%

2008	2009

Best Quarter:	16.59% (Quarter ended 06/30/2009) Worst Quarter: −14.27% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series NAV	35.07%	−2.06%	4/30/2007
S&P 500 Index	26.46%	−8.02%	4/30/2007
Barclays Capital U.S. Agregate Bond Index	5.93%	6.00%	4/30/2007
Combined Index	16.34%	−0.74%	4/30/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Franklin Advisers, Inc.	Edward D. Perks. Senior Vice President and Director of Global Core/Hybrid Portfolio Management; Co-Lead Portfolio Manager; managed fund since 2007.
Charles B. Johnson. Chairman; managed fund since 2007.
Alex Peters, CFA. Portfolio Manager; managed fund since 2009.
Matt Quinlan. Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

INTERNATIONAL CORE TRUST

Investment Objective

To seek high total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.89%	0.05%	0.13%	1.07%

Series II	0.89%	0.25%	0.13%	1.27%

Series NAV	0.89%	0.00%	0.13%	1.02%

1“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$109	$340	$590	$1,306

Series II	$129	$403	$697	$1,534

Series NAV	$104	$325	$563	$1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in equity investments in companies from developed markets outside the U.S.

The subadviser relies principally on proprietary quantitative models to evaluate and select individual stocks, countries, and currencies. The subadviser also employs fundamental investment techniques in selecting stocks, countries, and currencies for the portfolio.

In selecting stocks for the portfolio, the subadviser seeks to identify stocks it believes (i) are undervalued (generally, stocks trading at prices below what the subadviser believes to be their fundamental value); (ii) have superior fundamentals; and/or (iii) have shown indications of improving investor sentiment. In selecting countries in which to invest and determining the fund’s currency exposures, the subadviser considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment.

The subadviser also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position, size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the subadviser may change over time.

In using these models to construct the fund, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund’s exposure to market capitalization categories (e.g., small cap, medium cap and large cap) relative to the fund’s benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high-quality money market instruments. In pursuing its investment objective, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; or (iv) adjust its foreign currency exposure. The fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The fund may also take active overweighted and underweighted positions in particular currencies relative to its benchmark.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-16.57%	-21.54%	-21.69%	30.27%	15.59%	15.94%	24.69%	11.49%	-38.62%	18.64%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	20.53% (Quarter ended 06/30/2009) Worst Quarter: −22.22% (Quarter ended 09/30/2002)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	18.64%	3.25%	−0.98%	12/31/1996
Series II	18.38%	3.06%	−1.10%	1/28/2002
Series NAV	18.62%	3.31%	−0.95%	2/28/2005
MSCI EAFE Index (gross of foreign withholding tax on dividends)	32.45%	4.02%	1.58%	12/31/1996

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Grantham, Mayo, Van Otterloo & Co. LLC	Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since 2005. Sam Wilderman, CFA. Co-Director of Quantitative Equity Division: managed fund since 2005.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

INTERNATIONAL EQUITY INDEX TRUST A

Investment Objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.53%	0.05%	0.04%	0.62%

Series II	0.53%	0.25%	0.04%	0.82%

Series NAV	0.53%	0.00%	0.04%	0.57%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$63	$199	$346	$774

Series II	$84	$262	$455	$1,014

Series NAV	$58	$183	$318	$714

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 244% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International* (“MSCI”) All Country World Excluding U.S. Index or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 26, 2010, the market capitalization range of the Index was $544 million to $197.9 billion.

*“MSCI” is a trademark of Morgan Stanley & Co. Incorporated (“Morgan Stanley”). The fund is not sponsored, endorse, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in the fund.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the MSCI All Country World Index ex USA (“MSCI ACWI ex-USA Index”). This means that the fund does not intend to purchase all of the securities in the MSCI ACWI ex-USA Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the Adviser generally expects the fund to hold less than the total number of securities in the MSCI ACWI ex-USA Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

The fund is non-diversified.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

MSCI AC World Ex U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States.

Calendar Year Total Returns for Series I:

16.20%	25.93%	15.37%	-44.52%	37.86%

2005	2006	2007	2008	2009

Best Quarter:	27.33% (Quarter ended 06/30/2009) Worst Quarter: −22.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	37.86%	5.24%	7.79%	5/3/2004
Series II	37.48%	5.02%	7.56%	5/3/2004
MSCI AC World Ex. US Gross Total Return (gross of foreign withholding tax on dividends)	42.16%	6.30%	8.90%	5/3/2004
MSCI AC World Ex. US Net Total Return (net of foreign withholding tax on dividends)	41.45%	5.83%	8.41%	5/3/2004

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

SSgA Funds Management, Inc.	Thomas Coleman. Principal; managed fund since 2005. Karl Schneider. Principal; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

INTERNATIONAL EQUITY INDEX TRUST B

Investment Objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses	reimbursement	expenses
Series NAV	0.54%	0.00%	0.04%	0.58%	-0.24%	0.34%

1JHT sells shares of these funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, each fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the rate of the fund’s “Total Operating Expenses” does not exceed its “Net Operating Expenses” as listed in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2011 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$35	$162	$300	$703

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International* (“MSCI”) All Country World Excluding U.S. Index or American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) representing such securities. As of February 26, 2010, the market capitalization range of the Index was $544 million to $197.9 billion.

*“MSCI” is a trademark of Morgan Stanley & Co. Incorporated (“Morgan Stanley”). The fund is not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in the fund.

The fund is an index fund and differs from an actively-managed fund. Actively-managed funds seek to outperform their benchmark indices through research and analysis. Over time, their performance may differ significantly from their benchmark indices. Index funds are passively managed funds that seek to mirror the risk and return profile of market indices, minimizing performance differences over time. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track their target index closely, typically will be unable to match the performance of the index exactly.

The fund uses “sampling” methodology to track the total return performance of the MSCI All Country World Index ex USA (“MSCI ACWI ex-USA Index”). This means that the fund does not intend to purchase all of the securities in the MSCI ACWI ex-USA Index, but rather intends to hold a representative sample of the securities in the Index in an effort to achieve the fund’s investment objective. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Although the adviser generally expects the fund to hold less than the total number of securities in the MSCI ACWI ex-USA Index, it reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although it may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, ADRs, GDRs, European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow. In addition, the fund may invest in securities that are not included in the index, futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser or sub-adviser).

The fund is non-diversified.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

MSCI AC World Ex U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States.

Calendar Year Total Returns for Series NAV:

-17.42%	-20.30%	-15.18%	41.99%	20.24%	16.58%	27.41%	15.76%	-44.36%	38.80%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	27.40% (Quarter ended 06/30/2009) Worst Quarter: −22.28% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	38.80%	5.84%	2.38%	5/2/1988
MSCI AC World Ex. US Gross Total Return (gross of foreign withholding tax on dividends)	42.16%	6.30%	3.11%	5/2/1988
MSCI AC World Ex. US Net Total Return (net of foreign withholding tax on dividends)	41.45%	5.83%	2.71%	5/2/1988

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

SSgA Funds Management, Inc.	Thomas Coleman. Principal; managed fund since 2005. Karl Schneider. Principal; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

INTERNATIONAL INDEX TRUST

Investment Objective

To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.48%	0.05%	0.03%	0.56%

Series II1	0.48%	0.25%	0.03%	0.76%

Series NAV	0.48%	0.00%	0.03%	0.51%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$57	$179	$313	$701

Series II	$78	$243	$422	$942

Series NAV	$52	$164	$285	$640

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in one or more of the following: (a) securities listed in the MSCI EAFE Index (the “Index”), a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International;* (b) securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index; and (c) future contracts based on the Index (“stock index futures) to maintain exposure to the Index. As of February 26, 2010, the market capitalization range of the Index was $726 million to $204.7 billion.

*“MSCI®” is a trademark of Morgan Stanley & Co. Incorporated (“Morgan Stanley”). The Fund is not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in the fund.

The fund differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds are passively managed funds that seek to mirror the performance of their target indices, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market.

The fund attempts to match the performance of the Index by: (a) holding all, or a representative sample, of the securities that comprise that Index, (b) by holding securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index and/or (c) holding stock index futures to maintain exposure to the Index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its Index closely, typically will be unable to match the performance of the Index exactly. The composition of the Index changes from time to time. The subadviser will reflect those changes in the compositions of the fund’s portfolios as soon as practicable.

The fund is normally fully invested. The subadviser may invest in stock index futures to manage cash flow. Although the fund may employ foreign currency hedging techniques, it normally maintains the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain exchange traded funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2009.
Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2009.
Steve Orlich. Vice President and Senior Portfolio Manager; managed fund since 2009.
Scott Warlow. Co-portfolio manager, Assistant VicePresident and Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

INTERNATIONAL OPPORTUNITIES TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.88%	0.05%	0.08%	1.01%

Series II	0.88%	0.25%	0.08%	1.21%

Series NAV	0.88%	0.00%	0.08%	0.96%

1“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$103	$322	$558	$1,236

Series II	$123	$384	$665	$1,466

Series NAV	$98	$306	$531	$1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 138% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in an unlimited number of companies of any size throughout the world. The fund invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the U.S.

The fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”). ADRs and other securities representing underlying securities of foreign issuers are treated as foreign securities.

In selecting investments for the fund, the subadviser uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, the subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the subadviser may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The subadviser may reduce or sell the fund’s investments in portfolio companies if, in the opinion of the subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere or for other reasons.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds (“junk bonds”) and mortgage and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

23.83%	20.10%	-50.56%	37.55%

2006	2007	2008	2009

Best Quarter:	26.17% (Quarter ended 06/30/2009) Worst Quarter: −27.88% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	37.55%	5.01%	4/29/2005
Series II	37.27%	4.84%	4/29/2005
Series NAV	37.50%	5.06%	4/29/2005
MSCI EAFE Index (gross of foreign withholding tax on dividends)	32.45%	4.33%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Marsico Capital Management, LLC	James G. Gendelman. Portfolio Manager; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

INTERNATIONAL SMALL COMPANY TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.97%	0.05%	0.15%	1.17%

Series II2	0.97%	0.25%	0.15%	1.37%

Series NAV	0.97%	0.00%	0.15%	1.12%

1“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$119	$372	$644	$1,420

Series II	$139	$434	$750	$1,646

Series NAV	$114	$356	$617	$1,363

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the fund invests. As of December 31, 2009, the maximum market capitalization range of eligible companies for purchase was approximately $1,405 million to $3,769 million, depending on the country. The fund will primarily invest in equity securities of non-U.S. small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

The fund will primarily invest in a broad and diverse group of readily marketable stocks of small companies associated with developed markets but may also hold equity securities associated with emerging markets. The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (IDRs), American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), Non-Voting Depositary Receipts (NVDRs) and other similar securities, including dual listed securities. Each of these securities may be traded within or outside the issuer’s domicile country.

The subadviser measures company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the subadviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The subadviser then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. This threshold will vary by country or region, and dollar amounts will change due to market conditions.

The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. The subadviser, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See “Market Capitalization Weighted Approach” below. As a result, the weightings of certain countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the fund’s uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices. In addition to money market instruments and other short-term investments, the fund may invest in affiliated and unaffiliated unregistered money market funds to manage the fund’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund does not seek current income as an investment objective and investments will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

The subadviser will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country’s market. The subadviser’s Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

Market Capitalization Weighted Approach

The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser for a variety of factors. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the fund to a particular country or issuer to a maximum proportion of the assets of the fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgement that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries will likely vary from their weighting in published international indices. Also, deviation from target weights may result from holding securities from countries that are no longer authorized for future investments.

A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

5.43%	-45.35%	39.44%

2007	2008	2009

Best Quarter:	31.13% (Quarter ended 06/30/2009) Worst Quarter: −22.53% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	39.28%	−4.32%	11/13/2009
Series II	39.28%	−4.32%	11/13/2009
Series NAV	39.44%	−4.29%	4/28/2006
MSCI EAFE Small Cap Index (gross of foreign withholding tax on dividends)	47.32%	−5.05%	4/28/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Karen E. Umland. Senior Portfolio Manager and Vice President; managed fund since 2006.
Stephen A. Clark. Senior Portfolio Manager and Vice President; managed fund since 2010.
Joseph H. Chi. Portfolio Manager and Vice President; managed fund since 2010.
Jed S. Fogdall. Portfolio Managerand Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

INTERNATIONAL VALUE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class[1,2]	fee	fees	Expenses	expenses	reimbursement	expenses
Series I	0.82%	0.05%	0.12%	0.99%	-0.01%	0.98%

Series II	0.82%	0.25%	0.12%	1.19%	-0.01%	1.18%

Series NAV	0.82%	0.00%	0.12%	0.94%	-0.01%	0.93%

1The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This advisory fee waiver will remain in place until April 30, 2011.
2“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$314	$546	$1,212

Series II	$120	$377	$653	$1,442

Series NAV	$95	$299	$519	$1,154

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-6.46%	-9.97%	-17.84%	44.86%	21.54%	10.54%	29.59%	9.53%	-42.67%	35.77%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	24.18% (Quarter ended 06/30/2003) Worst Quarter: −23.56% (Quarter ended 09/30/2002)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	35.77%	4.08%	4.05%	5/1/1999
Series II	35.59%	3.87%	3.91%	1/28/2002
Series NAV	35.94%	4.11%	4.07%	2/28/2005
MSCI EAFE Index (gross of foreign withholding tax on dividends)	32.45%	4.02%	1.58%	5/1/1999

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Templeton Investment Counsel, LLC	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; managed fund since 1999.
Cindy Sweeting, CFA. President and Chairman; managed fund since 1999.
Peter Nori, CFA. Executive Vice President; managed fund since 2006.
Neil Devlin, CFA. Senior Vice President; managed fund since 2006.

Sub-Subadviser:  Templeton Global Advisors Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

INVESTMENT QUALITY BOND TRUST

Investment Objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.59%	0.05%	0.06%	0.70%

Series II	0.59%	0.25%	0.06%	0.90%

Series NAV	0.59%	0.00%	0.06%	0.65%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$72	$224	$390	$871

Series II	$92	$287	$498	$1,108

Series NAV	$66	$208	$362	$810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.

The balance (no more than 20%) of the fund’s net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities, and
•	non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadviser). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund normally maintains an average fund duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may make short sales of a security including short sales “against the box.”

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Barclays Capital U.S. Government Bond Index and the Barclays Capital U.S. Credit Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

Calendar Year Total Returns for Series I:

9.40%	7.33%	9.94%	7.32%	4.81%	2.26%	3.57%	6.21%	-1.67%	12.45%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	6.55% (Quarter ended 09/30/2009) Worst Quarter: −3.39% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	12.45%	4.46%	6.09%	6/18/1985
Series II	12.09%	4.23%	5.94%	1/28/2002
Series NAV	12.43%	4.51%	6.12%	2/28/2005
Barclays Capital U.S. Government Bond Index	−2.20%	4.87%	6.87%	6/18/1985
Barclays Capital U.S. Credit Bond Index	16.04%	4.67%	6.64%	6/18/1985
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	6/18/1985

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 1985.
Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; managed fund since 2006.
Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LARGE CAP TRUST

Investment Objective

To seek to maximize total return, consisting of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.76%	0.05%	0.05%	0.86%

Series II	0.76%	0.25%	0.05%	1.06%

Series NAV	0.76%	0.00%	0.05%	0.81%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies. The fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the fund’s benchmark, the Russell 1000 Index. As of February 26, 2010, the market capitalization range of the Russell 1000 Index was $239 million to $307.3 billion.

In general, the fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net assets in equity securities of small and medium capitalization companies and/or the securities of foreign companies in developed countries. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, IPOs, ETFs, shares of investment companies, convertible securities, warrants and rights. For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage fund risks.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser will select a security whose estimated fundamental value is greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The fund may invest a portion of its assets in securities outside its capitalization range as described above.

The subadviser actively manages the fund which may, at times, result in a higher than average portfolio turnover ratio.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

14.36%	1.40%	-39.52%	30.85%

2006	2007	2008	2009

Best Quarter:	19.80% (Quarter ended 06/30/2009) Worst Quarter: −25.61% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	30.85%	0.79%	4/29/2005
Series II	30.55%	0.56%	4/29/2005
Series NAV	31.02%	0.82%	4/29/2005
Russell 1000 Index	28.43%	1.67%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

UBS Global Asset Management (Americas) Inc.	Thomas M. Cole, CFA. Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS; managed fund since 2005.
Thomas J. Digenan, CFA, CPA. North American Equity Strategist and a Managing Director. Mr. Digenan has managed the fund since 2005.
John C. Leonard, CFA. GlobalHead of Equities; managed fund since 2005.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LARGE CAP VALUE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.82%	0.05%	0.03%	0.90%

Series II	0.82%	0.25%	0.03%	1.10%

Series NAV	0.82%	0.00%	0.03%	0.85%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$92	$287	$498	$1,108

Series II	$112	$350	$606	$1,340

Series NAV	$87	$271	$471	$1,049

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 177% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index. The fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the U.S. The fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.

The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. As of February 26, 2010, the market capitalization range of companies comprising the Russell 1000 Value Index was $239 million to $307.3 billion.

In selecting securities for the fund, the subadviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The subadviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the fund.

After the initial screening, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the fund will not hold all the stocks in the Russell 1000 Value Index and because the fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the fund is not an “index” fund. In seeking to outperform the fund’s benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price-to-earnings and price-to-book ratios;
•	Stability and quality of earnings;
•	Earnings momentum and growth;
•	Weighted median market capitalization of the fund;
•	Allocation among the economic sectors of the fund as compared to the benchmark index; and
•	Weighted individual stocks within the applicable index.

The fund may also invest in securities of foreign issuers that are represented by American Depositary Receipts (ADRs). The fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

The fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the fund may invest.

As a temporary measure for defensive purposes, the fund may invest in cash, cash equivalents or short-term U.S. government securities.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect anydifference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The pastperformance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

21.80%	15.49%	15.93%	4.38%	-35.91%	10.64%

2004	2005	2006	2007	2008	2009

Best Quarter:	13.77% (Quarter ended 9/30/2009) Worst Quarter: −19.71% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	10.64%	−0.18%	6.71%	5/5/2003
Series II	10.36%	−0.37%	6.50%	5/5/2003
Series NAV	10.70%	−0.13%	6.75%	2/28/2005
Russell 1000 Value Index	19.69%	−0.25%	5.69%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

BlackRock Investment Management, LLC	Robert C. Doll Jr., CFA. Vice Chairman and Chief Equity Strategist of BlackRock Inc.; managed fund since 2003. Daniel Hanson, CFA. Managing Director of BlackRock, Inc.; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFECYCLE 2010 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.73%	0.93%

Series II	0.06%	0.25%	0.09%	0.73%	1.13%

Series NAV	0.06%	0.00%	0.09%	0.73%	0.88%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$296	$515	$1,143

Series II	$115	$359	$622	$1,375

Series NAV	$90	$281	$488	$1,084

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2010. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

GLIDE PATH CHART

Combination of the Funds after their Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there isno past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFECYCLE 2015 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.74%	0.94%

Series II	0.06%	0.25%	0.09%	0.74%	1.14%

Series NAV	0.06%	0.00%	0.09%	0.74%	0.89%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2015. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

GLIDE PATH CHART

Combination of the Funds after their Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus,there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFECYCLE 2020 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.74%	0.94%

Series II	0.06%	0.25%	0.09%	0.74%	1.14%

Series NAV	0.06%	0.00%	0.09%	0.74%	0.89%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2020. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

GLIDE PATH CHART

Combination of the Funds after their Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there isno past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFECYCLE 2025 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.75%	0.95%

Series II	0.06%	0.25%	0.09%	0.75%	1.15%

Series NAV	0.06%	0.00%	0.09%	0.75%	0.90%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2025. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

GLIDE PATH CHART

Combination of the Funds after their Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there isno past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFECYCLE 2030 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.76%	0.96%

Series II	0.06%	0.25%	0.09%	0.76%	1.16%

Series NAV	0.06%	0.00%	0.09%	0.76%	0.91%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$98	$306	$531	$1,178

Series II	$118	$368	$638	$1,409

Series NAV	$93	$290	$504	$1,120

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2030. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

GLIDE PATH CHART

Combination of the Funds after their Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there isno past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFECYCLE 2035 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.77%	0.97%

Series II	0.06%	0.25%	0.09%	0.77%	1.17%

Series NAV	0.06%	0.00%	0.09%	0.77%	0.92%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$99	$309	$536	$1,190

Series II	$119	$372	$644	$1,420

Series NAV	$94	$293	$509	$1,131

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2035. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

GLIDE PATH CHART

Combination of the Funds after their Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFECYCLE 2040 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.78%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2040. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

GLIDE PATH CHART

Combination of the Funds after their Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there isno past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFECYCLE 2045 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.78%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2045. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

GLIDE PATH CHART

Combination of the Funds after their Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there isno past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFECYCLE 2050 TRUST

Investment Objective

To seek high total return until the fund’s target retirement date.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses
Series I	0.06%	0.05%	0.09%	0.78%	0.98%

Series II	0.06%	0.25%	0.09%	0.78%	1.18%

Series NAV	0.06%	0.00%	0.09%	0.78%	0.93%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$100	$312	$542	$1,201

Series II	$120	$375	$649	$1,432

Series NAV	$95	$296	$515	$1,143

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Principal Investment Strategies

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire around the year 2050. Overtime, the asset allocation strategy will change according to a predetermined glide patch as set forth below.

After December 31st of the designated retirement year of the fund, the fund will, under normal market conditions, continue to invest its assets in accordance with the predetermined “glide path” set forth below although the subadviser may at times determine in light of prevailing market or economic conditions that the fund’s asset allocations should vary from those indicated by the “glide path” in order to preserve the fund’s assets or to help it achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The allocations reflected in the glide path are also referred to as “neutral” allocations because they do not reflect active decisions made by the subadviser to produce an overweight or an underweight position in a particular asset class based on the subadviser’s market outlook. The fund has a target allocation for the broad asset classes of equities and fixed income but may invest outside these target allocations to protect the fund or help it achieve its objective.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to underlying funds and investments and the investment decisions made by the underlying funds’ subadvisers.

In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds.”

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science and technology stocks. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds focus their investment strategy on fixed income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

GLIDE PATH CHART

Combination of the Funds after their Designated Retirement Date

The Board of Trustees may, in its discretion, determine to combine the fund with another fund if the target allocation of the fund matches the target allocation of the other fund. In such event, the fund’s shareholders will become shareholders of the other fund. To the extent permitted by applicable regulatory requirements, such a combination would be implemented without seeking the approval of shareholders. There is no assurance that the Board of Trustees at any point will determine to implement such a combination.

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Lifecycle risk  There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk  From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a portfolio, which could affect the performance of the underlying funds and, therefore, the performance of the fund.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there isno past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFESTYLE AGGRESSIVE TRUST

Investment Objective

To seek long-term growth of capital. Current income is not a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.04%	0.86%	0.99%

Series II	0.04%	0.25%	0.04%	0.86%	1.19%

Series NAV	0.04%	0.00%	0.04%	0.86%	0.94%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$101	$315	$547	$1,213

Series II	$121	$378	$654	$1,443

Series NAV	$96	$300	$520	$1,155

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may make direct investments in other types of investments. See “Other permitted investments.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-5.12%	-13.83%	-20.71%	34.91%	16.06%	10.64%	15.46%	8.55%	-41.99%	35.63%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	20.25% (Quarter ended 06/30/2009) Worst Quarter: −24.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	35.63%	1.76%	1.03%	1/7/1997
Series II	35.46%	1.57%	0.93%	1/28/2002
Series NAV	35.69%	1.80%	1.05%	4/29/2005
S&P 500 Index	26.46%	0.42%	−0.95%	1/7/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFESTYLE BALANCED TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.02%	0.73%	0.84%

Series II	0.04%	0.25%	0.02%	0.73%	1.04%

Series NAV	0.04%	0.00%	0.02%	0.73%	0.79%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$86	$268	$466	$1,037

Series II	$106	$331	$574	$1,271

Series NAV	$81	$252	$439	$978

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 50% of its assets in equity underlying funds and 50% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 60%/40% and 40%/60%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may make direct investments in other types of investments. See “Other permitted investments.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

2.34%	-4.85%	-9.95%	23.97%	13.49%	6.88%	12.73%	6.47%	-31.30%	30.75%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	15.83% (Quarter ended 06/30/2009) Worst Quarter: −17.72% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	30.75%	2.88%	3.58%	1/1/1997
Series II	30.48%	2.68%	3.47%	1/28/2002
Series NAV	30.90%	2.93%	3.61%	4/29/2005
S&P 500 Index	26.46%	0.42%	−0.95%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	1/7/1997
Combined Index	16.34%	2.99%	2.99%	1/7/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFESTYLE CONSERVATIVE TRUST

Investment Objective

To seek a high level of current income with some consideration given to growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.03%	0.69%	0.81%

Series II	0.04%	0.25%	0.03%	0.69%	1.01%

Series NAV	0.04%	0.00%	0.03%	0.69%	0.76%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$83	$259	$450	$1,002

Series II	$103	$322	$558	$1,236

Series NAV	$78	$243	$422	$942

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may make direct investments in other types of investments. See “Other permitted investments.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

The Combined Index represents 20% of the Standard & Poor’s 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

7.54%	3.28%	1.80%	11.47%	8.59%	2.88%	8.44%	5.38%	-15.57%	21.71%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	10.58% (Quarter ended 06/30/2009) Worst Quarter: −8.32% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	21.71%	3.85%	5.16%	1/7/1997
Series II	21.44%	3.67%	5.05%	1/28/2002
Series NAV	21.63%	3.90%	5.18%	4/29/2005
S&P 500 Index	26.46%	0.42%	−0.95%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	1/7/1997
Combined Index	10.11%	4.25%	5.07%	1/7/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFESTYLE GROWTH TRUST

Investment Objective

To seek long-term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.03%	0.74%	0.86%

Series II	0.04%	0.25%	0.03%	0.74%	1.06%

Series NAV	0.04%	0.00%	0.03%	0.74%	0.81%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$88	$274	$477	$1,061

Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 70% of its assets in equity underlying funds and 30% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 80%/20% and 60%/40%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may make direct investments in other types of investments. See “Other permitted investments.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

The Combined Index represents 70% of the Standard & Poor’s 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

-3.18%	-9.16%	-15.84%	29.55%	14.59%	8.66%	13.50%	7.44%	-36.56%	33.30%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	17.89% (Quarter ended 06/30/2009) Worst Quarter: −20.75% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	33.30%	2.30%	2.10%	1/7/1997
Series II	32.95%	2.10%	1.99%	1/28/2002
Series NAV	33.32%	2.35%	2.13%	4/29/2005
S&P 500 Index	26.46%	0.42%	−0.95%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	1/7/1997
Combined Index	20.44%	2.04%	1.49%	1/7/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

LIFESTYLE MODERATE TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	0.04%	0.05%	0.03%	0.71%	0.83%

Series II	0.04%	0.25%	0.03%	0.71%	1.03%

Series NAV	0.04%	0.00%	0.03%	0.71%	0.78%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$85	$265	$460	$1,025

Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may make direct investments in other types of investments. See “Other permitted investments.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

The Combined Index represents 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series I:

3.92%	-1.09%	-4.07%	17.83%	11.04%	4.15%	10.42%	5.29%	-24.23%	27.26%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	13.89% (Quarter ended 06/30/2009) Worst Quarter: −13.28% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	27.26%	3.15%	4.18%	1/7/1997
Series II	26.86%	2.93%	4.07%	1/28/2002
Series NAV	27.19%	3.18%	4.20%	4/29/2005
S&P 500 Index	26.46%	0.42%	−0.95%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	1/7/1997
Combined Index	14.27%	3.44%	3.71%	1/7/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

MID CAP INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.47%	0.05%	0.03%	0.55%

Series II	0.47%	0.25%	0.03%	0.75%

Series NAV	0.47%	0.00%	0.03%	0.50%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$56	$176	$307	$689

Series II	$77	$240	$417	$930

Series NAV	$51	$160	$280	$628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 400 Mid Cap Index and (b) securities (which may or may not be included in the S&P Mid Cap 400 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 26, 2010, the market capitalizations of companies included in the S&P 400 Mid Cap Index ranged from $374 million to $8.1 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Mid Cap Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

The fund may invest in futures contracts and Depositary Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under “Hedging and Other Strategic Transactions” in the prospectus and SAI.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-1.73%	-15.16%	34.57%	15.83%	12.02%	9.72%	7.57%	-36.45%	36.76%

2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	19.86% (Quarter ended 09/30/2009) Worst Quarter: −25.65% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	36.76%	2.82%	4.98%	5/1/2000
Series II	36.38%	2.60%	4.82%	1/28/2002
Series NAV	36.73%	2.86%	5.00%	4/29/2005
S&P MidCap 400 Index	37.38%	3.27%	5.68%	5/1/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

MID CAP STOCK TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.84%	0.05%	0.05%	0.94%

Series II	0.84%	0.25%	0.05%	1.14%

Series NAV	0.84%	0.00%	0.05%	0.89%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$96	$300	$520	$1,155

Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 196% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the fund, “medium-sized companies” are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($239 million to $17.5 billion as of February 26, 2010) or the S&P MidCap 400 Index ($374 million to $8.1 billion as of February 26, 2010).

The subadviser’s investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security’s primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-3.97%	-10.99%	-22.56%	42.33%	19.04%	14.57%	13.55%	23.57%	-43.76%	31.35%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	20.74% (Quarter ended 12/31/2001) Worst Quarter: −25.36% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	31.35%	3.50%	2.91%	5/1/1999
Series II	31.20%	3.30%	2.76%	1/28/2002
Series NAV	31.47%	3.57%	2.94%	2/28/2005
Russell MidCap Growth Index	46.29%	2.40%	−0.52%	5/1/1999

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 1999.
Mario E. Abularach, CFA. Vice President and Equity Research Analyst; managed fund since 1999.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

MID CAP VALUE EQUITY TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.87%	0.05%	0.08%	1.00%

Series II1	0.87%	0.25%	0.08%	1.20%

Series NAV	0.87%	0.00%	0.08%	0.95%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$102	$318	$552	$1,225

Series II	$122	$381	$660	$1,455

Series NAV	$97	$303	$525	$1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell MidCap Value Index. The market capitalization range of the Index is subject to change.

Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its net assets in foreign investments. The fund can invest in any economic sector, and at times, it may emphasize one or more particular sectors.

In pursuit of the fund’s objective, the subadviser chooses equity investments by:

•	Selecting companies that are undervalued based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations.
•	Identifying companies with growth potential based on:

•	effective management, as demonstrated by overall performance,
•	financial strength, and

•	underappreciated potential for improvement in industry and thematic trends.

In evaluating whether to sell a security, the subadviser considers, among other factors, whether:

•	The security is overvalued relative to alternative investments.
•	The security has reached the subadviser’s price objective.
•	The company has met the subadviser’s earnings and/or growth expectations.
•	The security exhibits unacceptable correlation characteristics with other portfolio holdings.
•	The company or the security continues to meet the other standards described above.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

10.72%	-44.21%	40.42%

2007	2008	2009

Best Quarter:	21.67% (Quarter ended 09/30/2009) Worst Quarter: −27.70% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series NAV	40.42%	−2.62%	4/28/2006
Russell MidCap Value Index	34.21%	−2.80%	4/28/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC)	Steve Schroll. Portfolio Manager; managed fund since 2006. Laton Spahr. CFA, Portfolio Manager; managed fund since 2006. Paul Stocking. Portfolio Manager; managed fund since 2006.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

MID VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.96%	0.05%	0.05%	1.06%

Series II	0.96%	0.25%	0.05%	1.26%

Series NAV	0.96%	0.00%	0.05%	1.01%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$108	$337	$585	$1,294

Series II	$128	$400	$692	$1,523

Series NAV	$103	$322	$558	$1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in companies with market capitalizations that are within the S&P Mid Cap 400 Index ($374 million to $8.1 billion as of February 26, 2010) or the Russell MidCap Value Index ($239 million to $14.5 billion as of February 26, 2010). The fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

The subadviser employs a value approach in selecting investments. The subadviser’s in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

•	Low stock prices relative to net assets, earnings, cash flow, sales or business franchise value;
•	Demonstrated or potentially attractive operating margins, profits and/or cash flow;
•	Sound balance sheets and other positive financial characteristics;
•	Significant stock ownership by management/employees; and
•	Experienced and capable management.

The fund’s sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell MidCap Value Index. The market capitalization of companies held by the fund and included in the indices changes over time. The fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may invest in IPOs. While most assets will be invested in U.S. common stocks, the fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain exchange traded funds (ETFs), and certain derivatives (investments whose value is based on indices or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Except when engaged in temporary defensive investing, the fund normally has less than 10% of its assets in cash and cash equivalents.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Hybrid instrument risk   Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would beif adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

4.63%	0.53%	-15.19%	45.15%	18.74%	7.39%	20.34%	0.60%	-34.74%	46.27%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	23.21% (Quarter ended 06/30/2009) Worst Quarter: −23.60% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	46.21%	4.40%	6.67%	4/29/2005
Series II	46.02%	4.21%	6.57%	4/29/2005
Series NAV	46.27%	4.41%	6.68%	5/1/1998
Russell MidCap Value Index	34.21%	1.98%	7.58%	5/1/1998

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	David J.Wallack. Vice President; managed fund since 2004.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

MONEY MARKET TRUST

Investment Objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.47%	0.05%	0.04%	0.56%

Series II	0.47%	0.25%	0.04%	0.76%

Series NAV[2]	0.47%	0.00%	0.04%	0.51%

1“Other expenses” shown exclude certain one time Extraordinary Expenses incurred in the prior fiscal year. Had these fees been included, “Other expenses” would have been 0.05%.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$57	$179	$313	$701

Series II	$78	$243	$422	$942

Series NAV	$52	$164	$285	$640

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments.

The subadviser may invest the fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by S&P) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by S&P);

•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments will mature in 397 days or less and the fund maintains a dollar-weighted average fund maturity of 90 days or less. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The fund is not authorized to enter into mortgage dollar rolls or warrants.

As of the date of this Prospectus, the fund seeks to maintain a stable net asset value (“NAV”) per share of $10.00. Effective June 1, 2010, shares of the fund will be split 10 shares for each one share, and the fund will thereafter seek to maintain a stable NAV per share of $1.00. This share split will not change the aggregate value of the shares that you hold in the fund. For example, if, immediately before the share split, you hold 100 shares of the fund having a NAV per share of $10.00 and an aggregate NAV of $1,000.00, then, immediately after the share split, you will hold 1,000 shares having a NAV per share of $1.00 and an aggregate NAV of $1,000.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information — Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $10.00 ($1.00 as of June 1, 2010) per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $10.00 ($1.00 as of June 1, 2010).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

The SEC has amended Rule 2a-7 under the Investment Company Act of 1940 and other rules applicable to money market funds, which amendments become effective after the date of this prospectus. Among other things, these revisions address a money market fund’s portfolio diversification, credit quality, liquidity and maturity. It is anticipated that the Board of Trustees of JHT will adopt changes to the fund’s investment policies to comply with the new requirements on or about May 28, 2010. Shortly after the Board adopts these changes, the fund intends to publish a prospectus supplement regarding the changes.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

5.88%	3.59%	1.18%	0.58%	0.81%	2.66%	4.44%	4.56%	1.76%	0.20%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	1.52% (Quarter ended 09/30/2000) Worst Quarter: 0.00% (Quarter ended 12/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.20%	2.71%	2.55%	6/18/1985
Series II	0.08%	2.52%	2.39%	1/28/2002
Citigroup 3 Month Treasury Bill Index	0.16%	2.88%	2.84%	6/18/1985

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

MONEY MARKET TRUST B

Investment Objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class[1,2]	fee	fees	Expenses	expenses	reimbursement	expenses
Series NAV	0.49%	0.00%	0.04%	0.53%	-0.25%	0.28%

1JHT sells shares of these funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, each fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the rate of the fund’s “Total Operating Expenses” does not exceed its “Net Operating Expenses” as listed in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2011 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.
2“Other expenses” shown exclude certain one time Extraordinary Expenses incurred in the prior fiscal year. Had these fees been included, “Other expenses” would have been 0.05%.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$29	$145	$271	$641

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by

Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;

•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by Standard & Poor’s);
•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments will mature in 397 days or less and the fund maintains a dollar-weighted average fund maturity of 90 days or less. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

The fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to that class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information — Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $1.00.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

The SEC has amended Rule 2a-7 under the Investment Company Act of 1940 and other rules applicable to money market funds, which amendments become effective after the date of this prospectus. Among other things, these revisions address a money market fund’s portfolio diversification, credit quality, liquidity and maturity. It is anticipated that the Board of Trustees of JHT will adopt changes to the fund’s investment policies to comply with the new requirements on or about May 28, 2010. Shortly after the Board adopts these changes, the fund intends to publish a prospectus supplement regarding the changes.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

6.31%	3.93%	1.48%	0.95%	1.09%	2.92%	4.71%	4.82%	2.11%	0.48%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	1.60% (Quarter ended 09/30/2000) Worst Quarter: 0.04% (Quarter ended 12/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	0.48%	3.00%	2.86%	3/29/1986
Citigroup 3 Month Treasury Bill Index	0.16%	2.88%	2.84%	3/29/1986

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

MUTUAL SHARES TRUST

Investment Objective

To seek capital appreciation, which may occasionally be short-term. Income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.96%	0.05%	0.07%	1.08%

Series II1	0.96%	0.25%	0.07%	1.28%

Series NAV	0.96%	0.00%	0.07%	1.03%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$110	$343	$595	$1,317

Series II	$130	$406	$702	$1,545

Series NAV	$105	$328	$569	$1,259

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities (including convertible securities or securities the subadviser expects to be exchanged for common or preferred stock) of companies of any nation that the subadviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Following this value-oriented strategy, the fund invests primarily in:
• Undervalued Securities. Securities the subadviser believes are trading at a discount to intrinsic value.

And, to a lesser extent, the fund also invests in:
• Risk Arbitrage Securities. Securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) or that the subadviser believes are inexpensive relative to an economically equivalent security of the same or another company.
• Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial realigning or bankruptcy.

In pursuit of its value-oriented strategy, the fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, as a general rule, the fund invests the equity portion of its portfolio primarily to predominantly in companies with market capitalizations (share price multiplied by the number of shares of common stock outstanding) greater than $5 billion, with a portion to significant amount in smaller companies. The fund may invest up to 35% of its assets in foreign securities including sovereign debt and participations in foreign government debt.

The fund’s investments in distressed companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company’s direct indebtedness, the fund, in effect, steps into the shoes of the lender. If the loan is secured, the fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The fund generally makes such investments to achieve capital appreciation rather than to seek income. When engaging in an arbitrage strategy, the fund typically buys one security while at the same time selling short another security. The fund generally buys the security that the subadviser believes is either inexpensive relative to the price of the other security or otherwise undervalued, and sells short the security that the subadviser believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring or other corporate action or event.

The subadviser employs a research driven, fundamental value strategy for the fund. In choosing equity investments, the subadviser focuses on the market price of a company’s securities relative to the subadviser’s own evaluation of the company’s asset value, including an analysis of book value, cash flow potential, long-term earnings and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the subadviser’s own analysis of the security’s intrinsic value rather than the coupon rate or rating of the security. The subadviser examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

The fund may also engage from time to time in an “arbitrage” strategy. When engaging in an arbitrage strategy, a fund typically buys one security while at the same time selling short another security. Such fund generally buys the security that the manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, a fund attempts to profit from a perceived relationship between the values of the two securities. The fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Arbitrage securities and distressed companies risk  A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Distressed investments risk  Many distressed investments, including loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, are not publicly traded and may involve a substantial degree of risk.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-37.86%	27.31%

2008	2009

Best Quarter:	17.31% (Quarter ended 06/30/2009) Worst Quarter: −21.42% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	27.16%	−9.99%	1/25/2008
Series NAV	27.31%	−9.93%	4/30/2007
S&P 500 Index	26.46%	−8.02%	4/30/2007

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Franklin Mutual Advisers	Peter Langerman. President, Chief Executive Officer; managed fund since 2007.
F. David Segal. Co-Portfolio Manager; managed fund since 2007.
Deborah A. Turner. Assistant Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

NATURAL RESOURCES TRUST

Investment Objective

To seek long-term total return.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.00%	0.05%	0.04%	1.09%

Series II	1.00%	0.25%	0.04%	1.29%

Series NAV	1.00%	0.00%	0.04%	1.04%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$111	$347	$601	$1,329

Series II	$131	$409	$708	$1,556

Series NAV	$106	$331	$574	$1,271

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

The fund seeks to invest in companies that are expected to benefit from rising demand for natural resources and natural resource-based products and services. The fund invests in four major sectors: (1) energy, (2) metals and mining, (3) forest products and (4) other natural resource-based companies, which are described below.

Energy. The energy sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

Metals and Mining. The metals and mining sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

Forest Products. The forest products sector includes timber, pulp and paper product companies.

Other Natural Resources-Based Companies. Other natural resources sectors consist of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The fund’s “normal” allocation across the natural resources sectors is approximately:

•	60% — Energy and energy related
•	30% — Metals and mining
•	10% — Forest products, miscellaneous commodities companies, and non-ferrous metals.

The “normal” sector allocation reflects the subadviser’s view on availability and relative attractiveness of investment opportunities within the natural resources area. The fund’s sector allocation might differ significantly from this “normal” allocation at any specific point in time.

The subadviser uses a value-based approach to invest in a broad range of natural resources sectors. The subadviser utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal market conditions the fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of the subadviser’s analysis is understanding the economic and political dynamics of each of these countries. The fund may invest without limitation in foreign securities, including emerging markets. The fund utilizes currency hedging to protect the value of the fund’s assets when the subadviser deems it advisable to do so.

The subadviser utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the fund on the basis of relative attractiveness. The subadviser uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Natural resources risk  The natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and taxes and other governmental regulations.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the MSCI World Energy Index, MSCI World Metal & Mining and the MSCI Paper & Forest Products Index to the peformanace table below to show the individual returns of broad-based securities market indices.

The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI World Metals & Mining Index and 10% MSCI World Paper & Forest Products Index.

Calendar Year Total Returns for Series I:

24.32%	46.77%	22.30%	40.68%	-51.61%	59.19%

2004	2005	2006	2007	2008	2009

Best Quarter:	26.69% (Quarter ended 06/30/2009) Worst Quarter: −36.61% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	59.19%	14.23%	20.61%	5/5/2003
Series II	58.90%	14.00%	20.37%	5/5/2003
Series NAV	59.22%	14.28%	20.65%	2/28/2005
MSCI World Energy Index (gross of foreign withholding tax on dividends)	27.03%	9.59%	15.74%	5/5/2003
MSCI World Metal & Mining Index (gross of foreign withholding tax on dividends)	81.07%	17.04%	24.62%	5/5/2003
MSCI Paper & Forest Products Index (gross of foreign withholding tax on dividends)	37.70%	−6.20%	0.66%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager; managed fund since 2003 (through June 30, 2010).
Jay Bhutani. Director and Global Industry Analyst; managed fund since 2009.
John C. O’Toole, CFA. Vice President and Equity Research Analyst; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

NEW INCOME TRUST

Investment Objective

To seek a high level of current income consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.63%	0.05%	0.06%	0.74%

Series II2	0.63%	0.25%	0.06%	0.94%

Series NAV	0.63%	0.00%	0.06%	0.69%

1The advisory fees were restated to reflect the new advisory agreement effective May 1, 2010.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$76	$237	$411	$918

Series II	$96	$300	$520	$1,155

Series NAV	$70	$221	$384	$859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

The fund will invest at least 80% of its total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities (up to 10% of total assets) including emerging markets, collateralized mortgage obligations (CMOs), and other securities, including, on occasion, equities.

Eighty percent (80%) of the debt securities purchased by the fund will be rated investment grade (AAA, AA, A, BBB, or equivalent) by each of the major credit rating agencies (Standard & Poor’s, Moody’s, and Fitch) that have assigned a rating to the security or if the security is unrated, be deemed to be of investment-grade quality by T. Rowe Price. Up to 15% of the fund’s total assets may be invested in “split-rated securities,” or those rated investment grade by at least one rating agency but below investment grade by others.

In addition, the fund may invest up to 5% of its total assets in below investment grade securities (commonly known as “junk bonds”). The fund has considerable flexibility in seeking high yield securities. There are no maturity restrictions, so the fund can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio’s weighted average maturity is expected to be between four and fifteen years. In addition, when there is a large yield difference between the various quality levels, the fund may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues.

In keeping with the fund’s objective, it may also invest in other securities, and use futures, options, and swaps.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Active management of the portfolio can result in bonds being sold at gains or losses. However, over the long term, the fund seeks to achieve its objective by investing primarily in income-producing securities that possess what the subadviser believes are favorable total return (income plus changes in principal) characteristics.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, rated in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less. The fund may invest cash reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk   Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Effective May 3, 2010, the fund changed its name from Spectrum Income Trust to New Income Trust and changed its investment polices to reduce exposure to equities, high yield and foreign bonds. The performance shown in the performance table below reflects the performance of the fund prior to the implementation of these investment policy changes on May 3, 2010.

Calendar Year Total Returns for Series NAV:

7.90%	5.88%	-9.30%	18.09%

2006	2007	2008	2009

Best Quarter:	9.13% (Quarter ended 06/30/2009) Worst Quarter: −5.13% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series NAV	18.09%	5.36%	10/24/2005
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.58%	10/24/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

OPTIMIZED ALL CAP TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.68%	0.05%	0.02%	0.75%

Series II	0.68%	0.25%	0.02%	0.95%

Series NAV	0.68%	0.00%	0.02%	0.70%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$77	$240	$417	$930

Series II	$97	$303	$525	$1,166

Series NAV	$72	$224	$390	$871

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 153% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of U.S. companies. The fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

The subadviser ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The management team will then use fundamental analysis to identify large, mid and small cap companies with strong industry position, leading market share, proven management or strong financials. Stocks meeting fundamental and quantitative analysis will be considered for the fund.

The fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation: buying futures and S&P Depositary Receipts. Such use would include the hedging of significant cash flows into or out of the fund.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

14.91%	8.58%	15.17%	3.78%	-43.18%	28.27%

2004	2005	2006	2007	2008	2009

Best Quarter:	18.02% (Quarter ended 09/30/2009) Worst Quarter: −24.37% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	28.27%	−1.10%	4.65%	5/5/2003
Series II	28.02%	−1.29%	4.45%	5/5/2003
Series NAV	28.36%	−0.99%	4.74%	4/29/2005
Russell 3000 Index	28.34%	0.76%	5.57%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; managed fund since 2003.
Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; managed fund since 2003.
Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; managed fund since2003.
Noman Ali. Assistant Vice President and Portfolio Manager of U.S. Equities; managed fund since 2003.
Rhonda Chang. Vice President and Senior Portfolio Manager; managed fund since 2003.
Tina Hsiao. Senior Investment Analyst; managed fund since 2003.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

OPTIMIZED VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.69%	0.05%	0.04%	0.78%

Series II	0.69%	0.25%	0.04%	0.98%

Series NAV	0.69%	0.00%	0.04%	0.73%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$80	$249	$433	$966

Series II	$100	$312	$542	$1,201

Series NAV	$75	$233	$406	$906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of U.S. companies with the potential for long-term growth of capital, with a market capitalization range, at the time of investment, equal to that of the fund’s benchmark, the Russell 1000 Value Index. As of February 26, 2010, the market capitalization range of the Russell 1000 Value Index was $239 million to $307.3 billion.

The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market.

Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The subadviser will then use fundamental analysis to identify large companies with strong industry position, leading market share, proven management or strong fundamentals. Stocks meeting fundamental and quantitative analysis will be considered for the fund.

The fund may also invest in foreign securities.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

9.19%	21.09%	-5.13%	-41.20%	24.47%

2005	2006	2007	2008	2009

Best Quarter:	18.95% (Quarter ended 06/30/2009) Worst Quarter: −24.04% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	24.47%	−1.69%	1.33%	5/3/2004
Series II	24.50%	−1.87%	1.15%	5/3/2004
Series NAV	24.53%	−1.62%	1.39%	2/28/2005
Russell 1000 Value Index	19.69%	−0.25%	2.25%	5/3/2004

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; managed fund since 2004.
Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; managed fund since 2004.
Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; managed fund since2004.
Noman Ali. Assistant Vice President and Portfolio Manager of U.S. Equities; managed fund since 2004.
Rhonda Chang. Vice President and Senior Portfolio Manager; managed fund since 2004.
Tina Hsiao. Senior Investment Analyst; managed fund since 2003.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

OVERSEAS EQUITY TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I2	0.99%	0.05%	0.14%	1.18%

Series II	0.99%	0.25%	0.14%	1.38%

Series NAV	0.99%	0.00%	0.14%	1.13%

1“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$120	$375	$649	$1,432

Series II	$140	$437	$755	$1,657

Series NAV	$115	$359	$622	$1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-16.36%	-20.93%	-18.22%	32.36%	11.02%	18.31%	19.86%	12.53%	-42.05%	30.83%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	21.68% (Quarter ended 06/30/2009) Worst Quarter: −22.07% (Quarter ended 09/30/2002)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series II	30.45%	3.67%	−0.49%	4/29/2005
Series NAV	30.83%	3.88%	−0.39%	4/30/1996
MSCI EAFE Index (gross of foreign withholding tax on dividends)	32.45%	4.02%	1.58%	4/30/1996
MSCI AC World ex U.S. Index (gross of foreign withholding tax on dividends)	42.16%	6.30%	3.11%	4/30/1996

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Templeton Investment Counsel, LLC	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; managed fund since 1996.
Cindy Sweeting, CFA. President and Chairman; managed fund since 1996.
Peter Nori, CFA. Executive Vice President; managed fund since 2006.
Neil Devlin, CFA. Senior Vice President; managed fund since2006.

Sub-Subadviser:  Templeton Global Advisors Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

PACIFIC RIM TRUST

Investment Objective

To achieve long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.80%	0.05%	0.17%	1.02%

Series II	0.80%	0.25%	0.17%	1.22%

Series NAV	0.80%	0.00%	0.17%	0.97%

1“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$104	$325	$563	$1,248

Series II	$124	$387	$670	$1,477

Series NAV	$99	$309	$536	$1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of fund securities.

The countries of the Pacific Rim region are:

•	Australia
•	China
•	Hong Kong
•	India
•	Indonesia
•	Japan
•	Malaysia
•	New Zealand
•	Pakistan

•	Philippines
•	Singapore
•	South Korea
•	Taiwan
•	Thailand

Equity-related securities in which the fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The fund may also invest up to 20% of its net assets in countries outside the Pacific Rim region.

The subadviser’s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. The subadviser will shift investments among countries and the world’s capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

Use of Hedging and Other Strategic Transactions. The fund may also purchase and sell the following equity-related financial instruments:

•	exchange-listed call and put options on equity indices,
•	over-the-counter (“OTC”) and exchange-listed equity index futures,
•	OTC and exchange-listed call and put options on currencies held by the fund, and
•	OTC foreign currency futures contracts on currencies held by the fund.

A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior tothe inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher orlower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-24.37%	-18.57%	-12.53%	40.37%	17.19%	25.75%	11.05%	9.14%	-39.91%	32.10%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	25.95% (Quarter ended 06/30/2009) Worst Quarter: −21.10% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	32.10%	3.88%	0.70%	10/4/1994
Series II	31.73%	3.66%	0.57%	1/28/2002
Series NAV	32.17%	4.31%	0.91%	4/29/2005
MSCI AC Pacific Index (gross of foreign withholding tax on dividends)	35.73%	5.50%	1.19%	10/4/1994

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Tahnoon Pasha. Vice President and Head of Investments, Equities; managed fund since 2007.

Sub-Subadviser:  Templeton Global Advisors Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

REAL ESTATE SECURITIES TRUST

Investment Objective

To seek to achieve a combination of long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.70%	0.05%	0.04%	0.79%

Series II	0.70%	0.25%	0.04%	0.99%

Series NAV	0.70%	0.00%	0.04%	0.74%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$81	$252	$439	$978

Series II	$101	$315	$547	$1,213

Series NAV	$76	$237	$411	$918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (“REITs”) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of the subadviser, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The subadviser looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, the subadviser tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies’ management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers the subadviser believes will be the most profitable to the fund. The subadviser also considers the effect of the real estate securities markets in general when making investment decisions. The subadviser does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the subadviser chooses to sell a security because it believes that one or more of the following is true:

•	A security is not fulfilling its investment purpose;
•	A security has reached its optimum valuation; or
•	A particular company or general economic conditions have changed.

Based on its recent practices, the subadviser expects that the fund’s assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

When the subadviser believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund’s cash assets remain liquid while performing more like stocks).

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

25.71%	3.15%	2.58%	39.15%	32.04%	11.85%	38.10%	-15.61%	-39.42%	30.17%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	32.43% (Quarter ended 09/30/2009) Worst Quarter: −39.92% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	30.17%	0.55%	9.65%	4/30/1987
Series II	30.04%	0.37%	9.50%	1/28/2002
Series NAV	30.26%	0.61%	9.68%	2/28/2005
Morgan Stanley REIT Index	34.92%	0.23%	10.43%	4/30/1987

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Deutsche Investment Management Americas Inc.	Jerry W. Ehlinger, CFA. Managing Director and Portfolio Manager; managed fund since 1987.
John F. Robertson, CFA. Chief Executive Officer; managed fund since 1987.
John W. Vojticek. Head of the Americas Portfolio Management Team; managed fund since 1987.
Asad Kazim. Director, Portfolio Manager; managed fund since 1987.

Sub-Subadviser:  RREEF America L.L.C.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

REAL RETURN BOND TRUST

Investment Objective

To seek maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.68%	0.05%	0.04%	0.77%

Series II	0.68%	0.25%	0.04%	0.97%

Series NAV	0.68%	0.00%	0.04%	0.72%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$79	$246	$428	$954

Series II	$99	$309	$536	$1,190

Series NAV	$74	$230	$401	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 572% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and foreign. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;

•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign dollar denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark index.

The fund may invest up to 10% of its net assets in preferred stocks.

The fund may also lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security including short sales “against the box.”

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies – Hedging, derivatives and other strategic transactions risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,

•	purchase and sell futures and options on futures,

•	purchase and sell currency or securities on a forward basis, and

•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

9.06%	1.44%	0.23%	11.49%	-11.28%	19.47%

2004	2005	2006	2007	2008	2009

Best Quarter:	6.26% (Quarter ended 03/31/2009) Worst Quarter: −8.12% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	19.47%	3.74%	4.89%	5/5/2003
Series II	19.22%	3.51%	4.66%	5/5/2003
Series NAV	19.54%	3.76%	4.91%	2/28/2005
Barclays Capital U.S. TIPS Index	11.41%	4.63%	5.59%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Pacific Investment Management Company LLC	Mihir Worah.Executive Vice President and Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SCIENCE & TECHNOLOGY TRUST

Investment Objective

To seek long-term growth of capital. Current income is incidental to the fund’s objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.05%	0.05%	0.05%	1.15%

Series II	1.05%	0.25%	0.05%	1.35%

Series NAV	1.05%	0.00%	0.05%	1.10%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$117	$365	$633	$1,398

Series II	$137	$428	$739	$1,624

Series NAV	$112	$350	$606	$1,340

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50%* T. Rowe Price Associates, Inc. (“T. Rowe Price”)

50%* RCM Capital Management LLC (“RCM”)

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

This allocation methodology may change in the future.

In managing its portion of the fund, RCM may enter into short sales including short sales against the box.

Some industries likely to be represented in the fund include:

•	computers including hardware, software and electronic components
•	telecommunications
•	media and information services
•	environmental services
•	e-commerce
•	life sciences and health care, including pharmaceuticals, medical devices, and biotechnology
•	chemicals and synthetic materials
•	defense and aerospace

While most of the fund’s assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund’s investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable technology companies through IPOs.

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

In pursuing the fund’s investment objective, each subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when they perceive an unusual opportunity for gain. These special situations might arise when a subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Hybrid instrument risk   Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-34.06%	-41.25%	-40.76%	50.39%	0.87%	2.08%	5.52%	19.57%	-44.44%	64.48%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	35.19% (Quarter ended 12/31/2001) Worst Quarter: −40.43% (Quarter ended 09/30/2001)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	64.48%	3.31%	−8.54%	1/1/1997
Series II	64.34%	3.10%	−8.64%	1/28/2002
Series NAV	64.57%	3.37%	−8.51%	4/29/2005
Lipper Science and Technology Index	57.90%	3.00%	−6.94%	1/1/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

RCM Capital Management LLC	Walter C. Price. Managing Director, Senior Analyst and Co-Portfolio Manager; managed fund since 2006. Huachen Chen. Senior Portfolio Manager and Co-Portfolio Manager; managed fund since 2006.
T. Rowe Price Associates, Inc.	Ken Allen. Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SHORT-TERM BOND TRUST

Investment Objective

To seek income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.60%	0.05%	0.09%	0.74%

Series II1	0.60%	0.25%	0.09%	0.94%

Series NAV	0.60%	0.00%	0.09%	0.69%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$76	$237	$411	$918

Series II	$96	$300	$520	$1,155

Series NAV	$70	$221	$384	$859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of at least “A” and a weighted average effective maturity between one and three years, and no more than 15% of the fund’s net assets will be invested in high yield bonds.

The fund invests in a diversified mix of debt securities and instruments, including but not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage back securities and collateralized mortgage offerings;
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign governmental and agency securities (if dollar-denominated).

The fund may invest in asset-backed securities rated, at the time of purchase, lower than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the fund will be invested in asset-backed securities rated lower than A by both rating agencies. The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of those of U.S. Treasury securities.

Except as otherwise stated under “Additional Information About the Funds — Temporary Defensive Investing,” the fund normally has 10% or lower (usually less) of its total assets in cash and cash equivalents.

The fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher orlower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

7.98%	8.09%	5.67%	2.76%	1.42%	2.07%	4.55%	3.35%	-18.92%	19.21%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	6.27% (Quarter ended 06/30/2009) Worst Quarter: −15.15% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	19.21%	1.29%	3.20%	5/1/1994
Barclays Capital 1−3 Year (Unhedged) Aggregate Index	5.00%	4.49%	4.95%	5/1/1994

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Assistant Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SHORT TERM GOVERNMENT INCOME TRUST

Investment Objective

To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.57%	0.05%	0.19%	0.81%

Series II1	0.57%	0.25%	0.19%	1.01%

Series NAV	0.57%	0.00%	0.19%	0.76%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$83	$259	$450	$1,002

Series II	$103	$322	$558	$1,236

Series NAV	$78	$243	$422	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). Under normal circumstances, the fund’s effective duration is no more than 3 years.

U.S. government securities may be supported by:

•	The full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.

•	The right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.

•	The credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the portfolio of the fund, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities and currencies).

The fund may invest in other investment companies, including exchange traded funds (“ETFs”), and engage in short sales.

Under normal circumstances, the fund’s effective duration is no more than 3 years which means that the fund may purchase securities with a duration of greater than 3 years as long as the fund’s average duration does not exceed 3 years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

The fund may trade securities actively which could increase transaction costs (thus lowering performance).

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would beif adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

1.96%

2009

Best Quarter:	1.27% (Quarter ended 09/30/2009) Worst Quarter: −0.19% (Quarter ended 12/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series NAV	1.96%	1.96%	1/2/2009
Barclays Capital U.S. Government 1−5 Year Index	0.98%	0.98%	1/2/2009

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.), LLC	Howard C. Greene. Senior Vice President; managed fund since 2008. Jeffrey N. Given. Vice President; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SMALL CAP GROWTH TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.06%	0.05%	0.04%	1.15%

Series II	1.06%	0.25%	0.04%	1.35%

Series NAV	1.06%	0.00%	0.04%	1.10%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$117	$365	$633	$1,398

Series II	$137	$428	$739	$1,624

Series NAV	$112	$350	$606	$1,340

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 216% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($4.6 billion as of February 26, 2010) or the S&P Small Cap 600 Index ($2.7 billion as of February 26, 2010).

The fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The subadviser looks for companies based on a combination of criteria including one or more of the following:

•	Improving market shares and positive financial trends;
•	Superior management with significant equity ownership; and
•	Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The fund may invest up to 25% of its total assets in foreign securities, including emerging market securities.

Except as otherwise stated under “Additional Information About the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

The fund may invest in Initial Public Offerings (IPOs). The fund may also purchase each of the following types of securities, but not as a principal investment strategy: certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on an index or other securities).

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

-8.89%	-3.78%	-28.21%	48.83%	9.45%	17.34%	13.47%	13.98%	-39.54%	34.47%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	26.90% (Quarter ended 12/31/2001) Worst Quarter: −27.11% (Quarter ended 09/30/2001)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	34.58%	4.25%	2.36%	4/29/2005
Series II	34.43%	4.05%	2.26%	4/29/2005
Series NAV	34.47%	4.29%	2.38%	5/1/1996
Russell 2000 Growth Index	34.47%	0.87%	−1.37%	5/1/1996

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 1996.
Mario E. Abularach, CFA. Vice President and Equity Research Analyst; managed fund since 2008.
Stephen Mortimer. Senior Vice President and Equity Portfolio Manager; managed fund since 1996.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SMALL CAP INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.48%	0.05%	0.03%	0.56%

Series II	0.48%	0.25%	0.03%	0.76%

Series NAV	0.48%	0.00%	0.03%	0.51%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$57	$179	$313	$701

Series II	$78	$243	$422	$942

Series NAV	$52	$164	$285	$640

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes as a group will behave in a manner similar to the index. As of February 26, 2010, the market capitalizations of companies included in the Russell 2000 Index ranged from $13 million to $4.6 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

1.50%	-21.47%	45.79%	17.33%	3.89%	17.61%	-2.16%	-33.71%	26.65%

2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	22.77% (Quarter ended 06/30/2003) Worst Quarter: −26.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	26.65%	0.07%	2.59%	5/1/2000
Series II	26.34%	−0.13%	2.44%	1/28/2002
Series NAV	26.71%	0.12%	2.62%	4/29/2005
Russell 2000 Index	27.17%	0.51%	3.30%	5/1/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SMALL CAP OPPORTUNITIES TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class[1,2]	fee	fees	Expenses	expenses	reimbursement	expenses
Series I	1.00%	0.05%	0.15%	1.20%	-0.08%	1.12%

Series II	1.00%	0.25%	0.15%	1.40%	-0.08%	1.32%

Series NAV	1.00%	0.00%	0.15%	1.15%	-0.08%	1.07%

1The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This advisory fee waiver will remain in place until April 30, 2011.
2“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$114	$373	$652	$1,447

Series II	$134	$435	$758	$1,673

Series NAV	$109	$357	$625	$1,390

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The fund has two subadvisers: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadviser’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisers manage the following portions of the fund:

50% Invesco

50% Dimensional

*Percentages are approximate. Since the fund is only rebalanced periodically, the actual portion of the fund managed by each subadviser will vary.

Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 26, 2010, the capitalization of companies in the Russell 2000 Index range from $13 million to $4.6 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P Small Cap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:
Arrow Pointing Right Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book to market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book to market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

DFA may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by DFA for a variety of factors. DFA may consider such factors as free float, momentum, liquidity management and other factors determined to be appropriate by DFA given market conditions. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criterion if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting. A more complete description of Market Capitalization Weighted Approach is set forth in the SAI.

The fund’s investment process may, at times, result in a higher than average portfolio turnover rate and increased trading expense.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

25.78%	7.77%	10.45%	-7.66%	-42.13%	33.87%

2004	2005	2006	2007	2008	2009

Best Quarter:	26.43% (Quarter ended 06/30/2009) Worst Quarter: −26.09% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	33.87%	−3.16%	6.27%	5/5/2003
Series II	33.60%	−3.35%	6.07%	5/5/2003
Series NAV	34.02%	−3.11%	6.32%	2/28/2005
Russell 2000 Value Index	20.58%	−0.01%	8.46%	5/5/2003
Russell 2000 Index	27.17%	0.51%	7.94%	5/5/2003

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Dimensional Fund Advisors LP	Stephen A. Clark. Vice President and Senior Portfolio Manager; managed fund since 2008.
Invesco Advisers, Inc.	Juliet Ellis. Senior Portfolio Manager (lead manager); managed fund since 2008. Juan Hartsfield. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SMALL CAP VALUE TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	1.06%	0.05%	0.05%	1.16%

Series II	1.06%	0.25%	0.05%	1.36%

Series NAV	1.06%	0.00%	0.05%	1.11%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$118	$368	$638	$1,409

Series II	$138	$431	$745	$1,635

Series NAV	$113	$353	$612	$1,352

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($4.6 billion as of February 26, 2010) or the S&P Small Cap 600 Index ($2.7 billion as of February 26, 2010).

The fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

•	Sustainable competitive advantages within a market niche;
•	Strong profitability and free cash flows;
•	Strong market share positions and trends;
•	Quality of and share ownership by management; and
•	Financial structures that are more conservative than the relevant industry average.

The fund’s sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

Except as otherwise stated under “Additional Information about the Funds — Temporary Defensive Investing,” the fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

The fund may invest in IPOs. The fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar-denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

34.19%	19.10%	-6.43%	37.97%	25.45%	9.21%	19.32%	-2.86%	-26.12%	28.79%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	20.61% (Quarter ended 09/30/2009) Worst Quarter: −23.35% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	28.65%	3.75%	12.02%	4/29/2005
Series II	28.39%	3.54%	11.90%	4/29/2005
Series NAV	28.79%	3.79%	12.04%	8/30/1999
Russell 2000 Value Index	20.58%	−0.01%	8.27%	8/30/1999

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management Company, LLP	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager; managed fund since 2008. Shaun F. Pedersen. Vice President and Equity Portfolio Manager; managed fund since 2004.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SMALL COMPANY GROWTH TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	1.05%	0.05%	0.08%	1.18%

Series II1	1.05%	0.25%	0.08%	1.38%

Series NAV	1.05%	0.00%	0.08%	1.13%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$120	$375	$649	$1,432

Series II	$140	$437	$755	$1,657

Series NAV	$115	$359	$622	$1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 26, 2010, the capitalizations of companies included in the Russell 2000 Index ranged from $13 million to $4.6 billion.

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments. Synthetic instruments are investments that have economic characteristics similar to the fund’s direct investments and may include warrants, futures, options, ETFs and American Depositary Receipts (ADRs). Synthetic and derivative instruments may have the effect of leveraging the fund’s portfolio. The fund may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In selecting investments, the subadviser utilizes a disciplined portfolio construction process that constrains the fund’s industry group weightings within a specific range versus the industry group weightings of the Russell 2000 Growth Index which the subadviser believes represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
Arrow Pointing Right Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.
Arrow Pointing Right Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
Arrow Pointing Right Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The subadviser consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

13.83%	10.34%	-38.57%	30.82%

2006	2007	2008	2009

Best Quarter:	19.00% (Quarter ended 06/30/2009) Worst Quarter: −26.67% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series NAV	30.82%	1.70%	10/24/2005
Russell 2000 Growth Index	34.47%	1.33%	10/14/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Invesco Advisers, Inc.	Juliet Ellis. Senior Portfolio Manager (lead manager); managed fund since 2005. Juan Hartsfield. Portfolio Manager; managed fund since 2005. Clay Manley. Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SMALL COMPANY VALUE TRUST

Investment Objective

To seek long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series I	1.03%	0.05%	0.05%	0.01%	1.14%

Series II	1.03%	0.25%	0.05%	0.01%	1.34%

Series NAV	1.03%	0.00%	0.05%	0.01%	1.09%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$116	$362	$628	$1,386

Series II	$136	$425	$734	$1,613

Series NAV	$111	$347	$601	$1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index ($13 million to $4.6 billion as of February 26, 2010). The fund invests in small companies whose common stocks are believed to be undervalued. The market capitalization of the companies in the fund’s portfolio and the Russell 2000 Index changes over time, and the fund will not sell a stock just because the company has grown to a market capitalization outside the range. The fund may, on occasion, purchase companies with a market capitalization above the range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. The subadviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

•	Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company’s peers or its own historic norm;
•	Low stock price relative to a company’s underlying asset values;
•	Above-average dividend yield relative to a company’s peers or its own historic norm;
•	A plan to improve the business through restructuring; and/or
•	A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities (up to 20% of its total net assets), futures, and options. The fund may invest in fixed income and convertible securities without regard to quality or rating, including up to 10% of total assets in non-investment grade fixed income securities (“junk bonds”). The fund’s fixed income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments in bank loans will be made only in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. Since the fund invests primarily in equity securities, the risks associated with fixed income securities will not affect the fund as much as they would a fund that invests more of its assets in fixed income securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The fund may invest reserves in U.S. dollars and foreign currencies.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Hybrid instrument risk   Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

5.93%	6.54%	-5.93%	33.67%	25.31%	6.93%	15.42%	-1.20%	-27.05%	27.69%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	20.80% (Quarter ended 06/30/2009) Worst Quarter: −25.40% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	27.69%	2.58%	7.28%	10/1/1997
Series II	27.48%	2.37%	7.14%	1/28/2002
Series NAV	27.82%	2.64%	7.31%	2/28/2005
Russell 2000 Value Index	20.58%	−0.01%	8.27%	10/1/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

T. Rowe Price Associates, Inc.	Preston G. Athey. Vice President; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

SMALLER COMPANY GROWTH TRUST

Investment Objective

To seek long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class[1,2]	fee	fees	Expenses	expenses	reimbursement	expenses
Series I3	1.07%	0.05%	0.11%	1.23%	-0.12%	1.11%

Series II3	1.07%	0.25%	0.11%	1.43%	-0.12%	1.31%

Series NAV	1.07%	0.00%	0.11%	1.18%	-0.12%	1.06%

1The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This advisory fee waiver will remain in place until April 30, 2011.
2“Other Expenses” includes an estimated expense based on new contractual custody agreement that became effective April 1, 2009.
3For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$113	$378	$664	$1,478

Series II	$133	$441	$770	$1,703

Series NAV	$108	$363	$637	$1,421

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

The fund employs a multi-manager approach with three subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The Adviser may change the allocation of fund assets among the subadvisers at any time.

Under normal circumstances, the fund invests at least 80% of its assets in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capital range.) While the fund’s investments will generally consist of U.S.-traded securities, including American

Depositary Receipts (“ADRs”), the fund may also invest in foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may buy or sell derivatives (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk. The fund may invest in ETFs.

The portion of the fund managed by MFC Global Investment (U.S.A.) (“MFC Global (U.S.A.)”) will generally be invested in (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of February 26, 2010, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $27.7 million to $7.2 billion.

The fund’s investment process may, at times, result in a higher than average portfolio turnover rate, which increases trading expenses and could lower performance.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would beif adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

34.78%

2009

Best Quarter:	19.96% (Quarter ended 06/30/2009) Worst Quarter: −5.56% (Quarter ended 03/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series I	34.78%	11.50%	11/13/2009
Series II	34.68%	11.44%	11/13/2009
Series NAV	34.78%	11.50%	10/6/2008
Russell 2000 Growth Index	34.47%	10.73%	10/6/2008

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Frontier Capital Management Company, LLC	Michael A. Cavarretta. Portfolio Manager; managed fund since 2008. Christopher J. Scarpa. Portfolio Manager; managed fund since 2008. Peter G. Kuechle. Portfolio Manager; managed fund since 2010.
Perimeter Capital Management	Mark D. Garfinkel, CFA. Portfolio Manager; managed fund since 2008. James N. Behre. Portfolio Manager; managed fund since 2008.
MFC Global Investment Management (U.S.A.) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2008. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2008.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

STRATEGIC BOND TRUST

Investment Objective

To seek a high level of total return consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.67%	0.05%	0.05%	0.77%

Series II	0.67%	0.25%	0.05%	0.97%

Series NAV	0.67%	0.00%	0.05%	0.72%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$79	$246	$428	$954

Series II	$99	$309	$536	$1,190

Series NAV	$74	$230	$401	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

The fund’s assets may be allocated among the following five sectors of the fixed income market:

•	U.S. government obligations,
•	investment grade domestic corporate fixed income securities,
•	below investment grade or non-investment grade high yield corporate fixed income securities,
•	mortgage-backed and asset-backed securities; and
•	investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as “junk bonds.”

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved for the fund by investing in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser’s analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The fund’s assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the fund’s ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the fund are set forth in the section entitled “Other Instruments” in the SAI. The types and characteristics of the money market securities purchased by the fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the fund. The fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the fund’s net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the fund may invest are U.S. dollar-denominated and foreign currency-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those countries which, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank, in its annual categorization, as middle or low-income.

Although the subadviser does not anticipate investing in excess of 75% of the fund’s net assets in domestic and developing country fixed income securities that are rated below investment grade, the fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the fund’s assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P (i.e., rated “C” by Moody’s or “CCC” or lower by S&P).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities	Sovereign Debt Instruments
• issuer’s financial condition	• economic and political conditions within the issuer’s country
• issuer’s sensitivity to economic conditions and trends	• issuer’s external and overall debt levels, and its ability to pay principal and interest when due
• issuer’s operating history	• issuer’s access to capital markets and other sources of funding
• experience and track record of the issuer’s management	• issuer’s debt service payment history

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The fund’s ability to achieve its investment objective may be more dependent on the subadviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

7.38%	6.24%	8.96%	13.11%	6.66%	2.70%	6.97%	-0.07%	-16.08%	23.41%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	10.23% (Quarter ended 09/30/2009) Worst Quarter: −7.23% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	23.41%	2.60%	5.48%	2/19/1993
Series II	23.12%	2.39%	5.32%	1/28/2002
Series NAV	23.44%	2.66%	5.51%	2/28/2005
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	2/19/1993

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Steven A. Walsh. Chief Investment Officer; managed fund since 2006.
S. Kenneth Leech. Chief Investment Officer Emeritus; managed fund since 2006.
Michael C. Buchanan. Portfolio Manager; managed fund since 2006.
Keith J. Gardner. Portfolio Manager/ Research Analyst; managed fund since 2006.
Mark S. Lindbloom.Portfolio Manager; managed fund since 2006.

Sub-Subadviser:  Western Asset Management Company Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

STRATEGIC INCOME OPPORTUNITIES TRUST

Investment Objective

To seek to maximize total return consistent with current income and capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series I	0.69%	0.05%	0.07%	0.81%

Series II	0.69%	0.25%	0.07%	1.01%

Series NAV	0.69%	0.00%	0.07%	0.76%

1“Other expenses” shown exclude certain one time Extraordinary Expenses incurred in the prior fiscal year. Had these fees been included, “Other expenses” would have been 0.11%.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$83	$259	$450	$1,002

Series II	$103	$322	$558	$1,236

Series NAV	$78	$243	$422	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in the following types of securities, which may be denominated in U.S. dollars or foreign currencies: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, domestic high-yield bonds and investment grade corporate bonds, and currency instruments.

The fund may also invest in preferred stock and other types of debt securities.

Although the fund may invest up to 10% of its total assets in securities rated as low as D (in default) by Standard & Poor’s or Moody’s Investors Service (and their unrated equivalents), it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund’s average maturity.

The fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the fund’s total assets will be invested in asset-backed securities rated less than A by both rating agencies.

In managing the fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors, such as projected international interest-rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the fund’s assets in any one sector.

Within each type of security, the subadviser looks for investments that are appropriate for the overall fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The fund may invest significantly in currency derivatives for both hedging and non-hedging purposes, including for purposes of enhancing returns. In addition, the fund may invest up to 10% of net assets in domestic or foreign stocks.

No more than 80% of the fund’s assets will consist of instruments denominated in non-U.S. currency.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Currency risk   Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active position, will decline in value relative to the U. S. dollar.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

2.13%	4.13%	5.87%	-8.61%	26.66%

2005	2006	2007	2008	2009

Best Quarter:	9.61% (Quarter ended 6/30/2009) Worst Quarter: −6.39% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	26.66%	5.44%	6.38%	5/3/2004
Series II	26.34%	5.20%	6.16%	5/3/2004
Series NAV	26.77%	5.48%	6.42%	4/29/2005
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	5.13%	5/3/2004

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.), LLC	Daniel S. Janis, III. Vice President; managed fund since 2004.
John F. Iles. Vice President; managed fund since 2005.
Barry H. Evans. President: managed fund since 2004.
Thomas C. Goggins. Senior Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

TOTAL BOND MARKET TRUST A

Investment Objective

To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.47%	0.05%	0.03%	0.55%

Series II	0.47%	0.25%	0.03%	0.75%

Series NAV	0.47%	0.00%	0.03%	0.50%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$56	$176	$307	$689

Series II	$77	$240	$417	$930

Series NAV	$51	$160	$280	$628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Index.

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index’s composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would beif adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

6.59%	5.82%	4.43%

2007	2008	2009

Best Quarter:	4.75% (Quarter ended 12/31/2008) Worst Quarter: −1.05% (Quarter ended 06/30/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	4.43%	5.27%	2/10/2006
Series II	4.21%	5.12%	5/3/2007
Series NAV	4.47%	5.35%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.84%	2/10/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Assistant Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

TOTAL BOND MARKET TRUST B

Investment Objective

To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total		Net
		Distribution		fund	Contractual	fund
	Management	and service (12b-1)	Other	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses	reimbursement	expenses
Series NAV	0.47%	0.00%	0.05%	0.52%	-0.27%	0.25%

1JHT sells shares of these funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company (U.S.A.) and its affiliates. As reflected in the table, each fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the fund) in an amount so that the rate of the fund’s “Total Operating Expenses” does not exceed its “Net Operating Expenses” as listed in the table above. A fund’s “Total Operating Expenses” includes all of its operating expenses including advisory and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the fund’s business. Under the agreement, the Adviser’s obligation to provide the expense cap will remain in effect until April 30, 2011 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the separate accounts and other persons specified in the agreement.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series NAV	$26	$139	$264	$627

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Index.

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to theinception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would beif adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

11.81%	7.76%	9.95%	3.60%	4.05%	2.39%	4.07%	7.13%	5.79%	6.29%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	4.81% (Quarter ended 09/30/2002) Worst Quarter: −2.52% (Quarter ended 06/30/2004)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series NAV	6.29%	5.12%	6.25%	5/1/1998
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	5/1/1998

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Assistant Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

TOTAL RETURN TRUST

Investment Objective

To seek maximum total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.68%	0.05%	0.04%	0.77%

Series II	0.68%	0.25%	0.04%	0.97%

Series NAV	0.68%	0.00%	0.04%	0.72%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$79	$246	$428	$954

Series II	$99	$309	$536	$1,190

Series NAV	$74	$230	$401	$894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 245% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts, or swap agreements.

In selecting securities for the fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.

The fund may invest up to 10% of its net assets in preferred stocks.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund may make short sales of a security, including short sales “against the box.”

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

10.91%	8.28%	9.52%	5.02%	4.96%	2.40%	3.67%	8.57%	2.69%	13.59%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	6.43% (Quarter ended 09/30/2001) Worst Quarter: −3.56% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	13.59%	6.10%	6.90%	5/1/1999
Series II	13.28%	5.88%	6.74%	1/28/2002
Series NAV	13.62%	6.14%	6.92%	2/28/2005
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	5/1/1999

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Pacific Investment Management Company LLC	William H. Gross, CFA. Founder and Managing Director; managed fund since 1999.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

TOTAL STOCK MARKET INDEX TRUST

Investment Objective

Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.49%	0.05%	0.03%	0.57%

Series II	0.49%	0.25%	0.03%	0.77%

Series NAV	0.49%	0.00%	0.03%	0.52%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$58	$183	$318	$714

Series II	$79	$246	$428	$954

Series NAV	$53	$167	$291	$653

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the Wilshire 5000 Total Market Index and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the subadviser believes as a group will behave in a manner similar to the index. As of October 31, 2009, the market capitalizations of companies included in the Wilshire 5000 Total Market Index ranged from less than $1 million to $344 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Wilshire 5000 Total Market Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, the fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadviser will reflect those changes in the composition of the fund’s portfolio as soon as practicable.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-11.41%	-21.29%	30.54%	11.74%	5.69%	15.29%	5.18%	-37.20%	28.87%

2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	16.64% (Quarter ended 06/30/2009) Worst Quarter: −22.82% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	28.87%	0.73%	−0.54%	5/1/2000
Series II	28.52%	0.53%	−0.68%	1/28/2002
Series NAV	28.93%	0.79%	−0.51%	4/29/2005
Wilshire 5000 Total Market Index	29.41%	1.10%	−0.15%	5/1/2000

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Carson Jen. Vice President and Senior Portfolio Manager; managed fund since 2000. Narayan Ramani. Assistant Vice President and Senior Portfolio Manager; managed fund since 2000.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

U.S. GOVERNMENT SECURITIES TRUST

Investment Objective

To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.62%	0.05%	0.07%	0.74%

Series II	0.62%	0.25%	0.07%	0.94%

Series NAV	0.62%	0.00%	0.07%	0.69%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$76	$237	$411	$918

Series II	$96	$300	$520	$1,155

Series NAV	$70	$221	$384	$859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The fund may invest the balance of its assets in foreign government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

The fund invests in:

•	mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the “modified pass-through” type of mortgage-backed security (“GNMA Certificates”). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;
•	U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);
•	obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

•	mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;
•	futures contracts or financial instruments and indices; and
•	collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

10.87%	7.03%	7.99%	1.73%	2.89%	1.58%	4.39%	3.15%	-1.41%	8.39%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	4.48% (Quarter ended 09/30/2001) Worst Quarter: −2.31% (Quarter ended 06/30/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	8.39%	3.17%	4.60%	3/18/1988
Series II	8.22%	2.98%	4.46%	1/28/2002
Series NAV	8.48%	3.21%	4.62%	2/28/2005
Citigroup 1−10 Year Treasury Index	−1.50%	4.66%	5.46%	3/18/1988

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Western Asset Management Company	Steven A. Walsh. Chief Investment Officer; managed fund since 2006.
S. Kenneth Leech. Chief Investment Officer Emeritus; managed fund since 2006.
Mark S. Lindbloom. Portfolio Manager; managed fund since 2006.
Frederick R. Marki. Senior Portfolio Manager; managed fund since 2006.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

U.S. HIGH YIELD BOND TRUST

Investment Objective

To seek total return with a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.72%	0.05%	0.04%	0.81%

Series II	0.72%	0.25%	0.04%	1.01%

Series NAV	0.72%	0.00%	0.04%	0.76%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$83	$259	$450	$1,002

Series II	$103	$322	$558	$1,236

Series NAV	$78	$243	$422	$942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as “junk bonds” or high yield securities). The fund also invests in corporate debt securities that are investment grade, and may buy preferred and other convertible securities and bank loans that are investment grade.

The subadviser actively manages a diversified portfolio of below investment grade debt securities (often called “junk bonds” or high yield securities). The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a “bottom-up” approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers’ long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. The subadviser’s research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers which it believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund’s investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Under normal circumstances, the subadviser invests:

•	Up to 15% of total assets in any one industry; and
•	Up to 5% of total assets in any one issuer.

The subadviser will generally invest in below investment grade debt securities that are rated at least “Caa” by Moody’s or “CCC” by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the fund’s securities is expected to be at least B- as rated by S&P.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Fund Reorganizations

On March 19, 2010, the Board of Trustees of JHT approved an Agreement and Plan of Reorganization providing for the reorganization of each Acquired Trust listed below into the High Yield Trust (the “Acquiring Trust”). A joint meeting of the Acquired Trusts’ shareholders has been scheduled for Monday, June 28, 2010 to seek approval of the reorganizations. Each reorganization is a separate transaction and is not contingent on shareholder approval of the other reorganization. In each reorganization, the Acquiring Trust will acquire all the assets, subject to all the liabilities, of the applicable Acquired Trust in exchange for shares of the Acquiring Trust, and shareholders of the applicable Acquired Trust will receive shares of the Acquiring Trust in exchange for their shares of the applicable Acquired Trust. Subject to regulatory and shareholder approval, the reorganizations are scheduled to occur as early as Friday, November 5, 2010 or as late as May 2011, as determined by the officers of JHT.

Acquired Trust		Acquiring Trust
High Income Trust	into	High Yield Trust
U.S. High Yield Bond Trust	into	High Yield Trust

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Lower rated fixed income security risk  Lower rated fixed income securities and high yield fixed-income securities (commonly know as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

9.58%	2.87%	-20.86%	46.60%

2006	2007	2008	2009

Best Quarter:	17.37% (Quarter ended 06/30/2009) Worst Quarter: −15.60% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series I	46.60%	6.82%	4/29/2005
Series II	46.38%	6.65%	4/29/2005
Series NAV	46.62%	6.88%	4/29/2005
Merrill Lynch U.S. High Yield Master II Constrained Index	58.10%	7.44%	4/29/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wells Capital Management, Incorporated	Phil Susser. Senior Portfolio Manager; managed fund since 2005. Niklas Nordenfelt, CFA. Senior Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

U.S. MULTI-SECTOR TRUST

Investment Objective

To seek long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.76%	0.05%	0.04%	0.85%

Series II1	0.76%	0.25%	0.04%	1.05%

Series NAV	0.76%	0.00%	0.04%	0.80%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$87	$271	$471	$1,049

Series II	$107	$334	$579	$1,283

Series NAV	$82	$255	$444	$990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that are tied economically to the U.S. The fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index that measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.

The Russell 3000 Index is an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of February 26, 2010, the market capitalizations of companies included in the Russell 3000 Index ranged from $13 million to $307.3 billion.

The subadviser relies principally on proprietary quantitative models to evaluate and select stocks for the fund. The subadviser also employs fundamental investment techniques to select stocks for the fund.

In managing the fund, the subadviser uses proprietary research and quantitative models to determine the fund’s selections of securities. These models use rolling multi-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small and mid-cap value, small and mid-cap growth, and real estate investment trusts (“REITs”)) in which the fund invests.

The subadviser also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the subadviser may change over time.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

7.63%	2.38%	-27.30%	19.94%

2006	2007	2008	2009

Best Quarter:	10.87% (Quarter ended 06/30/2009) Worst Quarter: −14.03% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series NAV	19.94%	0.07%	10/24/2005
Russell 3000 Index	28.34%	0.56%	10/24/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Grantham, Mayo, Van Otterloo & Co. LLC	Dr. Thomas Hancock. Co-Director of Quantitative Equity Division; managed fund since 2005. Sam Wilderman, CFA. Co-Director of Quantitative Equity Division: managed fund since 2005.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

UTILITIES TRUST

Investment Objective

To seek capital growth and current income (income above that available from the fund invested entirely in equity securities).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.82%	0.05%	0.08%	0.95%

Series II	0.82%	0.25%	0.08%	1.15%

Series NAV	0.82%	0.00%	0.08%	0.90%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$97	$303	$525	$1,166

Series II	$117	$365	$633	$1,398

Series NAV	$92	$287	$498	$1,108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. The subadviser considers a company to be in the utilities industry if, at the time of investment, the subadviser determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities.

Companies in the utilities industry include: (i) companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and (ii) companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not engaged in public broadcasting).

The fund primarily invests in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, but may also invest in corporate bonds and other debt instruments. The subadviser primarily invests the fund’s investments in debt instruments in investment grade debt instruments, but may invest up to 20% of the fund’s net assets in lower rated debt securities (commonly known as “junk bonds”). The fund may invest in companies of any size.

The subadviser uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered.

The subadviser may invest the fund’s assets in U.S. and foreign securities. The fund may invest up to 40% of its net assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts).

The fund may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

The fund may use derivatives for any investment purpose, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. Lower-rated fixed-income securities and high-yield securities involve a higher degree of risk than fixed-income securities in higher-rated categories.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Non-diversified risk  Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Utilities risk  The fund’s performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

-23.46%	34.53%	29.42%	16.82%	31.00%	27.40%	-38.64%	33.64%

2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	21.12% (Quarter ended 06/30/2009) Worst Quarter: −24.50% (Quarter ended 09/30/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series I	33.64%	9.84%	5.50%	4/30/2001
Series II	33.34%	9.62%	5.32%	1/28/2002
Series NAV	33.58%	9.88%	5.53%	4/29/2005
S&P Utilities Sector Index	11.93%	6.04%	0.47%	4/30/2001

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Massachusetts Financial Services Company	Robert D. Persons. Investment Officer; managed fund since 2005. Maura A. Shaughnessy. Investment Officer; managed fund since 2001.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

VALUE TRUST

Investment Objective

To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.74%	0.05%	0.05%	0.84%

Series II	0.74%	0.25%	0.05%	1.04%

Series NAV	0.74%	0.00%	0.05%	0.79%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$86	$268	$466	$1,037

Series II	$106	$331	$574	$1,271

Series NAV	$81	$252	$439	$978

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell MidCap Value Index ($239 million to $14.5 billion as of February 26, 2010).

The fund invests at least 65% of its total assets in equity securities. These primarily include common stocks but may also include preferred stocks, convertible securities, rights, warrants and ADRs. The fund may invest without limit in ADRs and may invest up to 20% of its total assets in foreign equities (investments in ADRs are not foreign securities for the purposes of this limit and the fund may invest without limitation in ADRs). The fund may invest up to 15% of its net assets in REITs.

The subadviser’s approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell MidCap Value Index. Generally, medium market capitalization companies will consist primarily of those that the subadviser believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a “value” style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospects, and attractive valuations. The subadviser may favor securities of companies that are in undervalued industries. The subadviser may purchase stocks that do not pay dividends. The subadviser may also invest the fund’s assets in companies with smaller or larger market capitalizations.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Information Regarding the Subadviser. Morgan Stanley Investment Management, Inc. (“Morgan Stanley”) is the subadviser to the Value Trust. On October 19, 2009, Invesco Ltd. announced that it had entered into a definitive agreement to acquire Morgan Stanley’s retail asset management business, which includes the management of this fund. This transaction’s closing is subject to certain approvals and other conditions, and currently is expected to take place in mid 2010.

Under the 1940 Act, the closing of this transaction will cause the current subadvisory agreement with Morgan Stanley for this fund to terminate. In connection with the transaction, the Board has approved a new subadvisory agreement for the fund with Invesco Advisers, LLC, an affiliate of Invesco Ltd., that will become effective upon the closing of the transaction.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Real estate securities risk   Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

24.57%	3.42%	-22.80%	38.76%	15.18%	12.56%	21.05%	8.22%	-40.87%	41.18%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	23.67% (Quarter ended 09/30/2009) Worst Quarter: −27.95% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	41.18%	4.24%	6.94%	1/1/1997
Series II	40.79%	4.03%	6.80%	1/28/2002
Series NAV	41.19%	4.27%	6.95%	4/29/2005
Russell MidCap Value	34.21%	1.98%	7.58%	1/1/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Morgan Stanley Investment Management Inc., doing business as Van Kampen	Thomas Copper. Portfolio Manager; managed fund since 2005.
John Mazanec. Portfolio Manager; managed fund since 2008.
Thomas Bastian. Portfolio Manager; managed fund since 1997.
Mary Jayne Maly. Portfolio Manager; managed fund since 2008.
James Roeder. Portfolio Manager; managed fund since1997.
Sergio Marcheli. Portfolio Manager; managed fund since 1997.
Mark Laskin. Portfolio Manager; managed fund since 2007.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

VALUE & RESTRUCTURING TRUST

Investment Objective

To seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I1	0.82%	0.05%	0.04%	0.91%

Series II1	0.82%	0.25%	0.04%	1.11%

Series NAV	0.82%	0.00%	0.04%	0.86%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$93	$290	$504	$1,120

Series II	$113	$353	$612	$1,352

Series NAV	$88	$274	$477	$1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies that the subadviser believes will benefit from various types of restructuring efforts or industry consolidation. The fund may invest in companies that have market capitalizations of any size.

The fund may invest in foreign securities, including securities of companies in emerging market companies. The fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by foreign companies.

The fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings in companies developing new technologies.

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:

•	the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.
•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.
•	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.
•	a company’s current operating margins relative to its historic range and future potential.
•	potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The subadviser may sell a security when the security’s price reaches a target set by the subadviser, if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive or for other reasons.

The fund’s strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Information Regarding the Subadviser. Columbia Management Advisors, LLC (“Columbia”) is the subadviser to the Value & Restructuring Trust. On September 29, 2009, Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement to sell a portion of Columbia’s asset management business, which includes the management of this fund, to Ameriprise Financial, Inc. (“Ameriprise”). This transaction’s closing is subject to certain approvals and other conditions, and currently is expected to take place in the spring of 2010.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the closing of this transaction will cause the current subadvisory agreement with Columbia for this fund to terminate. In connection with the transaction, the Board has approved a new subadvisory agreement for the fund with Riversouce Investments, LLC, an affiliate of Ameriprise, that will become effective upon the closing of the termination.

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Economic and market events risk  Events in the financial market have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investment s in emerging markets. Emerging-market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk  Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

14.43%	10.56%	-46.81%	44.86%

2006	2007	2008	2009

Best Quarter:	24.22% (Quarter ended 06/30/2009) Worst Quarter: −30.49% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

	One	Since	Date of
	Year	Inception	Inception

Series NAV	44.86%	0.90%	10/24/2005
S&P 500 Index	26.46%	0.41%	10/24/2005

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC)	David J. Williams, CFA. Portfolio Manager; managed fund since 2005. Guy W. Pope, CFA. Portfolio Manager; managed fund since 2009. J. Nicholas Smith, CFA. Portfolio Manager; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 390 of the Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least 90% of its net investment income and net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the SAI under the heading “Additional Information Concerning Taxes.”

Compensation of Financial Intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Temporary Defensive Investing (applicable to all funds except Money Market Trust and Money Market Trust B)

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS+

Each fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including exchange traded funds (“ETFs”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase securities of registered closed-end investment companies.
•	Invest in foreign and domestic equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in foreign and domestic fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the

U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as “junk bonds”).

•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.
•	With the prior approval of the Adviser’s Complex Securities Committee, invest in qualified publicly traded partnerships, including qualified publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.*
•	With the prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.*

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a fund of funds. In addition, these strategies may be used to gain exposure to a particular securities market. A fund of funds also may with prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.

*Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, a fund of funds is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

+The Fund of Funds are:

Each Lifestyle Trust

Each Lifecycle Trust

American Fundamental Holdings Trust

American Global Diversification Trust

Core Allocation Trust

Core Balanced Strategy Trust

Core Balanced Trust

Core Disciplined Diversification Trust

Core Diversified Growth & Income Trust

Core Fundamental Holdings Trust

Core Global Diversification Trust

Core Strategy Trust

Franklin Templeton Founding Allocation Trust

(Collectively the “Fund of Funds”)

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS

The principal risks of investing in each fund of fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHT’s Statement of Additional Information dated the same date as this prospectus (the “SAI”) contains further details about these risks as well as information about additional risks.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk

A fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees, which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Lifecycle risk

There is no guarantee that the subadviser will correctly predict the market or economic conditions and, as with other mutual fund investments, you could lose money even if the fund is at or close to its designated retirement year or in its post-retirement stage.

Target allocation risk

The Lifecycle Trusts have target allocations between equity and fixed income securities. When this fund has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a fund gets closer to its target date, the fund’s asset mix becomes more conservative as it contains more fixed income and short-term fixed income securities. The risks associated with fixed income securities are explained under “Interest Rate Risk,” “Credit and Counterparty Risk” and “Lower Rated Fixed Income Securities Risk.” This change overtime reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the fund may be a primary source of income for an investor after retirement.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHT’s Statement of Additional Information dated the same date as this prospectus (the “SAI”) contains further details about these risks as well as information about additional risks.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s goal. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Arbitrage securities and distressed companies risk

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

Changing distribution levels risk

The amount of the distributions paid by a fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds. A fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the fund receives from its investments decline.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United

States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (S&P), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Distressed investments risk

Distressed investments include loans, loan participations, bonds, notes and non-performing and sub-performing mortgage loans, many of which are not publicly traded and which may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. If the subadviser’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the fund’s original investment.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk.  Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk.  The fund, like all money market funds, must invest exclusively in high-quality debt securities (generally those that are in the two highest credit categories). Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates below the two highest credit rating categories after a fund has purchased the security, the fund may be required to dispose of the security. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk.  Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk.  Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities.  Lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities.  Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.  Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to adjust efficiently the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the Hybrid Instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities Risk.  Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competitions resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

Lower rated fixed income securities risk

Lower rated fixed income securities and high yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain funds are not “diversified” within the meaning of 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market and other risks associated with a fund’s investment strategies or techniques may be more pronounced for these funds than for funds that are “diversified.”

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;
•	Risks related to general and local economic conditions;
•	Possible lack of availability of mortgage funds;
•	Overbuilding;
•	Extended vacancies of properties;
•	Increased competition;
•	Increases in property taxes and operating expenses;
•	Changes in zoning laws;
•	Losses due to costs resulting from the clean-up of environmental problems;
•	Liability to third parties for damages resulting from environmental problems;
•	Casualty or condemnation losses;
•	Limitations on rents;
•	Changes in neighborhood values and the appeal of properties to tenants; and
•	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Utilities risk

Issuers in the utilities sector are subject to many risks including: increases in fuel and other operating costs; increased costs and delays as a result of environmental and safety regulations; difficulty in obtaining approval of rate increases; the negative impact of regulation; the potential impact of natural and man-made disaster; and technological innovations that may render existing plants, equipment or products obsolete. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

ADDITIONAL INFORMATION ABOUT THE FUNDS’
PRINCIPAL INVESTMENT POLICIES (INCLUDING EACH FUND OF FUND)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 10% in the case of the Money Market Fund) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

ADDITIONAL INFORMATION ABOUT EACH JHT FEEDER FUND’S AND EACH
AMERICAN FUNDS MASTER FUND’S INVESTMENTS

Master-Feeder Structure

Each of the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (the “JHT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”). Each JHT Feeder Fund’s master fund is listed below:

JHT Feeder Fund	American Funds Master Fund
American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund (Class 1 shares)
American Bond Trust	Bond Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)
American International Trust	International Fund (Class 1 shares)
American New World Trust	New World Fund (Class 1 shares)

Each master fund may have other shareholders, each of which will pay its proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHT feeder fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including JHT Feeder Fund.

Each JHT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of the JHT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken with respect to the JHT Feeder fund which may include: (a) investing all of the assets of the JHT Feeder Fund in another master fund; (b) electing to have another adviser manage the assets directly (either as an adviser to the JHT Feeder Fund or as a subadviser to the JHT Feeder Fund with John Hancock Investment Management Services, LLC as the adviser); or (c) taking other appropriate action. A withdrawal by a JHT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHT Feeder Fund. Should such a distribution occur, the JHT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the JHT Feeder Fund.

Because each JHT Feeder Fund invests substantially all of its assets in a master fund, the JHT Feeder Fund will bear the fees and expenses of both the JHT Feeder Fund and the master fund. Therefore, JHT Feeder Fund fees and expenses may be higher than those of a fund that invests directly in securities.

The prospectus for the master fund is delivered together with this Prospectus.

Additional Investment Policies
Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

Advisory Arrangements

Because the JHT Feeder Funds invest solely in corresponding master funds, they do not have an investment adviser. See the master funds’ prospectus for a description of the master funds’ advisory arrangements.

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to each American Funds Master Fund and to other mutual funds, including the American Funds. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. CRMC manages the investment portfolio and business affairs of each American Funds Master Fund.

MANAGEMENT

Trustees

JHT is managed under the direction of its Trustees. The Board oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and principally as “John Hancock in the United States.

The Adviser administers the business and affairs of JHT and, except in the case of the funds noted below, selects, contracts with and compensates subadvisers to manage the assets of most of the funds. The Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board subject to Board approval, the Adviser may elect to directly manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Adviser receives a fee from JHT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Adviser.

Subject to the supervision of the Adviser and the Board, the subadvisers manage the assets of the funds. Each subadviser formulates an investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy, and regularly reports to the Adviser and the Board with respect to such program. The subadvisers are compensated by the Adviser and not by the funds.

An SEC order permits the Adviser to appoint a subadviser or change the terms of a subadvisory agreement (including subadvisory fees) without the expense and delays associated with obtaining shareholder approval. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT without obtaining shareholder approval.

A discussion regarding the basis for the Board’s approval of the advisory and subadvisory agreements for the funds is available in the funds’ semi-annual report to shareholders for the period ended June 30.

For information on the advisory fee for the master fund for each of the JHT Feeder Funds, please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus.

The Adviser has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and John Hancock Funds II. The Reimbursement will equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the Reimbursement will be calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Adviser with the approval of the Trust’s Board of Trustees (the Board).

Expense Recapture (applicable to all funds)

The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

Direct Management of Funds by the Adviser

The Adviser directly manages the assets of the following funds:

Franklin Templeton Founding Allocation Trust

Core Allocation Trust

Core Balanced Trust

Core Disciplined Diversification Trust

The following persons are portfolio managers for these funds:

Bruce Speca

•	Portfolio manager of the funds since 2010

•	Chief Investment Officer and Executive Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009

Bob Boyda

•	Portfolio manager of the funds since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009

Steve Medina

•	Portfolio manager of the funds since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009

For more information about the portfolio managers, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.

Subadvisers and Portfolio Managers

Set forth below, in alphabetical order by subadviser, is additional information about the subadvisers and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

American Century Investment Management, Inc. (“American Century”)

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

Fund	Portfolio Managers

Heritage Trust	Bradley J. Eixmann
Bryan Unterhalter

•	David M. Hollond. Chief Investment Officer, U.S. Growth Equity — Mid & Small Cap, Senior Vice President and Senior Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.

•	Greg Walsh. Vice President and Portfolio Manager; joined American Century in 2003 as an investment analyst; a portfolio manager since 2008.

BlackRock Investment Management, LLC (“BlackRock”)

BlackRock, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock is a registered investment adviser and a commodity pool operator organized in 1999. BlackRock and its affiliates had approximately $1 trillion in investment company and other portfolio assets under management as of December 31, 2009.

Fund	Portfolio Manager

Large Cap Value Trust	Robert C. Doll, Jr., CFA
Daniel Hanson, CFA

•	Robert C. Doll Jr., CFA. Vice Chairman and Global Chief Investment Officer for Equities of BlackRock, Inc. since 2006; Member of the Executive, Operating and Leadership Committees of BlackRock, Inc. and head of its U.S. Large Cap Series equity team; President of Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliate, Fund Asset Management, L.P., from 2001 to 2006; President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

•	Daniel Hanson, CFA. Managing Director of BlackRock, Inc. since 2009; Director of BlackRock from 2007 to 2009; Member of MLIM’s Large Cap Series Team from 2003 to 2006.

Capital Research Management Company (“CRMC”)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1931.

CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by CRMC’s investment committee. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the master funds are:

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

James K. Dunton Vice Chairman of the Board	Senior Vice President — Capital Research Global Investors Investment professional for 48 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust and Blue Chip Income and Growth Trust
Donald D. O’Neal President and Trustee	Senior Vice President — Capital Research Global Investors Investment professional for 48 years in total, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust
Alan N. Berro Senior Vice President	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 19 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Trust
Abner D. Goldstine Senior Vice President	Senior Vice President — Fixed Income, CRMC Investment professional for 58 years in total; 43 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Trust
Carl M. Kawaja Vice President	Senior Vice President — Capital World Investors Investment professional for 22 years in total; 19 years with CRMC or affiliate	Serves as an equity portfolio counselor for New World Trust
Sung Lee Vice President	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with CRMC or affiliate	Serves as a non-equity portfolio counselor for International Trust
Robert W. Lovelace Vice President	Senior Vice President — Capital World Investors Investment professional for 25 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Trust and New World Trust
C. Ross Sappenfield Senior Vice President	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust and Blue Chip Income and Growth Trust

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

David C. Barclay	Senior Vice President — Fixed Income, CRMC Investment professional for 29 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Trust, New World Trust and Bond Trust
Donnalisa Parks Barnum	Senior Vice President — Capital World Investors Investment professional for 29 years in total; 24 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust
Christopher D. Buchbinder	Senior Vice President, Capital Research Global Investors Investment professional for 15 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Trust
Gordon Crawford	Senior Vice President — Capital Research Global Investors Investment professional for 39 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Trust
David A. Daigle	Senior Vice President — Fixed Income, CRMC Investment professional for 16 years, all with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Trust
Mark H. Dalzell	Senior Vice President — Fixed Income, CRMC Investment professional for 32 years in total; 22 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust
Mark E. Denning	Senior Vice President — Capital Research Global Investors Investment professional for 28 years, all with CRMC or affiliate	Serves as an equity portfolio counselor (primarily non-U.S.) for Global Small Capitalization Trust
J. Blair Frank	Senior Vice President — Capital Research Global Investors Investment professional for 17 years in total; 16 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Trust and Growth-Income Trust
David A. Hoag	Senior Vice President — Fixed Income, CRMC Investment professional for 22 years in total; 19 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Thomas H. Hogh	Senior Vice President — Fixed Income. CRMC Investment professional for 23 years in total; 20 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Trust
Claudia P. Huntington	Senior Vice President — Capital Research Global Investors Investment professional for 37 years in total; 35 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust
Gregg E. Ireland	Senior Vice President — Capital World Investors Investment professional for 38 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust
Michael T. Kerr	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 25 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust
Gregory D. Johnson	Senior Vice President — Capital World Investors Investment professional for 17 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust
Harold H. La	Vice President – Capital Research Global Investors Investment professional for 12 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Trust
Jefferey T. Lager	Senior Vice President — Capital World Investors Investment professional for 15 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Trust
Marcus B. Linden	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 15 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio counselor for High-Income Bond Trust
James B. Lovelace	Senior Vice President — Capital Research Global Investors. Investment professional for 28 years all with CRMC or affiliate	Serves as an equity portfolio counselor for Blue Chip Income and Growth Trust

Primary Title with Investment
Portfolio Counselor	Adviser (or Affiliate)
for the Series/Title	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	During Past Five Years	Management of the Fund(s)

Jesper Lyckeus	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with CRMC or affiliate	Serves as a non-U.S. equity portfolio counselor for International Trust
Ronald B. Morrow	Senior Vice President — Capital World Investors Investment professional for 42 years in total; 13 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Trust
James R. Mulally	Senior Vice President, Fixed-Income, CRMC Investment professional for 34 years in total; 30 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Trust and Bond Trust
Eugene P. Stein	Senior Vice President, Capital World Investors Investment professional for 39 years in total; 38 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Trust
Christopher M. Thomsen	Senior Vice President, Capital Research Global Investors Investment professional for 13 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for International Trust
Steven T. Watson	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 20 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Trust
Paul A. White	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 11 years with CRMC	Serves as an equity portfolio counselor for Global Growth Trust
Dylan J. Yolles	Senior Vice President — Capital Research Global Investors Investment professional for 13 years in total; 10 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Trust

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the SAI.

Columbia Management Investment Advisers (“Columbia Management”)

Columbia Management (formerly, RiverSource Investments, LLC) is located at 100 Federal Street, Boston, Massachusetts 02210. Columbia Management is a registered investment adviser and an indirect, wholly owned subsidiary of Ameriprise Financial.

Fund	Portfolio Manager

Mid Cap Value Equity Trust	Steve Schroll
Laton Spahr, CFA
Paul Stocking
Value & Restructuring Trust	David J. Williams, CFA
Guy W. Pope, CFA
J. Nicholas Smith, CFA

•	Steve Schroll. Portfolio Manager; joined Columbia Management in 1998 as a Senior Security Analyst.

•	Laton Spahr, CFA. Portfolio Manager; joined Columbia Management in 2001 as a Security Analyst.

•	Paul Stocking. Portfolio Manager, joined Columbia Management in 1995 as a Senior Equity Analyst.

•	David J. Williams, CFA. Portfolio Manager of the subadviser, prior to joining Columbia Management, associated with Columbia Management Advisors, LLC, the fund’s previous subadviser.

•	Guy W. Pope, CFA. Portfolio Manager of the subadviser, prior to joining Columbia Management, associated with Columbia Management Advisors, LLC, the fund’s previous subadviser.

•	J. Nicholas Smith, CFA. Portfolio Manager of the subadviser, prior to joining Columbia Management, associated with Columbia Management Advisors, LLC, the fund’s previous subadviser.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

Fund	Portfolio Managers

Financial Services Trust	Kenneth Charles Feinberg
Charles Cavanaugh
Fundamental Value Trust	Christopher C. Davis
Kenneth Charles Feinberg

•	Charles Cavanaugh. Co-Portfolio Manager of Financial Services Trust since May 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in 2001.
•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Peter Farley
Joshua Kuhnert
Short-Term Bond Trust	Peter Farley
Joshua Kuhnert
Total Bond Market Trust A	Peter Farley
Joshua Kuhnert

Fund	Portfolio Managers

Total Bond Market Trust B	Peter Farley
Joshua Kuhnert

•	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.

•	Joshua Kuhnert, CFA. Mr. Kuhnert joined Declaration in 2007 and is an Assistant Vice President. He manages Active Core and Index portfolios. Prior to 2007, Mr. Kuhnert was employed by ASB Capital Management, Commonwealth Advisors and Tricon Energy.

Deutsche Investment Management Americas Inc. (“DIMA”)
RREEF America L.L.C. (“RREEF”)

DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

RREEF, located at 875 N. Michigan Ave, 41st Floor, Chicago, Illinois 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. RREEF has provided real estate investment management services to institutional investors since 1975.

Fund	Portfolio Managers

All Cap Core Trust	James B. Francis
Robert Wang
Real Estate Securities Trust	Jerry W. Ehlinger
John F. Robertson
John W. Vojticek
Asad Kazim

DIMA provides consulting services to the Adviser in its management of the Lifestyle Trusts and Lifecycle Trusts.

•	James B. Francis, CFA. Director and lead Portfolio Manager for Active Quantitative Equity; joined DIMA in 2008 after 20 years of experience as senior quantitative global equity portfolio manager at State Street Global Advisors, and most recently, Northern Trust Global Investments.

•	Jerry W. Ehlinger, CFA. Managing Director and Co-head of the Americas Portfolio Management Team at RREEF where he oversees investments in the company’s public securities business. Before joining RREEF in 2004, Mr. Ehlinger was employed at Heitman Real Estate Investment Management for four years as a Senior Vice President and Portfolio Manager where he oversaw REIT assets of more than $2 billion.

•	Asad Kazim. Director, Portfolio Manager, Real Estate Securities. He joined RREEF in March of 2002 as a Securities Analyst in the Securities Group. Prior to joining RREEF, Mr. Kazim spent approximately two years as a Financial Analyst at Clarion CRA Securities in Radnor, Pennsylvania.

•	John F. Robertson, CFA. Chief Executive Officer and Chief Investment Officer of the global real estate securities business. Mr. Robertson also has broad oversight over all sectors of the real estate securities market and helps lead RREEF’s global real estate securities portfolio management activities as a member of its Global Property Asset Allocation Committee. Mr. Robertson joined RREEF in June 1997 after six years of industry experience.

•	John W. Vojticek. Co-head of the Americas Portfolio Management team having co-oversight of all sectors of the Americas real estate securities market. Mr. Vojticek joined RREEF in June 1996 after 8 years of experience in the real estate securities area as a trader, analyst and portfolio manager.
•	Robert Wang. Managing Director and Global Head of Quantitative Strategies — Joined DIMA in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

Dimensional Fund Advisors LP (“Dimensional”)

Dimensional was organized in 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas, 78746. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Dimensional uses a team approach.  The investment team includes the Investment Committee of Dimensional, portfolio managers and trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment strategies for funds managed by Dimensional are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding fund management including running buy and sell programs based on the parameters established by the Investment Committee. Stephen A. Clark coordinates the efforts of all portfolio managers with respect to certain domestic equity, international equity and mixed allocation portfolios. Karen E. Umland, Joe H. Chi and Jes S. Fogdall coordinate the efforts of all portfolio managers with respect to international equity portfolios. For this reason, Dimensional has identified the following persons as primarily responsible for coordinating the day-to-day management of the funds as set forth below.

Fund	Portfolio Managers

Disciplined Diversification Trust	Stephen A. Clark
Emerging Markets Value Trust	Karen E. Umland
Stephen A. Clark
Joseph H. Chi
Jed S. Fogdall
International Small Company Trust	Karen E. Umland
Stephen A. Clark
Joseph H. Chi
Jed S. Fogdall
Small Cap Opportunities Trust	Stephen A. Clark

•	Stephen A. Clark. Senior Portfolio Manager and Vice President of Dimensional and chairman of the Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined Dimensional as a Portfolio Manager in 2001 and has been responsible for the portfolio management group since January 2006.

•	Karen E. Umland. Senior Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined Dimensional in 1993 and has been a Portfolio Manager and responsible for the international equity portfolios since 1998.

•	Joseph H. Chi. Portfolio Manager and Vice President of Dimensional. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for the international equity portfolios since 2010.

•	Jed S. Fogdall. Portfolio Manager and Vice President of Dimensional. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for the international equity portfolios since 2010.

Franklin Advisers, Inc.

Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Income Trust	Edward D. Perks, CFA
Charles B. Johnson
Alex Peters, CFA
Matt Quinlan

•	Edward D. Perks. Senior vice president and director of Global Core/Hybrid Portfolio Management for Franklin Advisers. Mr. Perks joined Franklin Templeton Investments in 1992.
•	Charles B. Johnson. Chairman of Franklin Resources, Inc. He joined Franklin Templeton Investments in 1957.
•	Alex Peters, CFA. Portfolio manager and a member of the Core/Hybrid team. He joined Franklin Templeton Investments in 1992.

•	Matt Quinlan. Portfolio manager and a member of the Core/Hybrid team. He joined Franklin Templeton Investments in 2005.

Franklin Mutual Advisers (“Franklin Mutual”)

Franklin Mutual is located at 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Franklin Mutual is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Manager

Mutual Shares Trust	Peter Langerman
F. David Segal, CFA
Deborah A. Turner, CFA

•	Peter Langerman is President, Chief Executive Officer of Franklin Mutual. Mr. Langerman rejoined Franklin Templeton Investments in 2005. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds.
•	F. David Segal. Prior to joining Franklin Templeton Investments in 2002, Mr. Segal was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.
•	Deborah A. Turner has been with Franklin Templeton Investments since 1996.

Frontier Capital Management Company (“Frontier”)

Frontier is a Massachusetts limited liability company having offices at 99 Summer Street, Boston, Massachusetts 02210. Frontier is an investment management firm which provides investment services to institutional clients. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

A team of investment research analysts at Frontier selects investments for the fund. The portfolio managers listed below oversee this team and provide day-to-day management of the fund.

Fund	Portfolio Manager

Smaller Company Growth Trust	Michael A. Cavarretta
Christopher J. Scarpa
Peter G. Kuechle

•	Michael A. Cavarretta. Portfolio Manager; President of Frontier; employed in the investment area of Frontier since 1998.
•	Christopher J. Scarpa. Portfolio Manager; President of Frontier; employed in the investment area of Frontier since 2001.

•	Peter G. Kuechle. Portfolio Manager; employed in the investment area of Frontier since 2002.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”)

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of February 28, 2010, GMO managed on a worldwide basis approximately $103 billion for institutional investors such as pension plans, endowments and foundations.

Fund	Portfolio Managers

U.S. Multi-Sector Trust	Quantitative Equity Division
International Core Trust	Quantitative Equity Division

Quantitative Equity Division.  Day-to-day management of the fund is the responsibility of the Division. The Division’s members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The senior member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the funds are:

•	Dr. Thomas Hancock. Co-Director of the Division; joined GMO in 1995 and has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

•	Sam Wilderman, CFA. Co-Director of the Division: joined GMO in 1996 and has been responsible for overseeing the portfolio management of GMO’s U.S. quantitative equity portfolios since 2005.

The senior members allocate responsibility for portions of the fund to various members of the Division, oversee the implementation of trades on behalf of the fund, review the overall composition of the fund’s portfolios, and monitor cash flows.

Invesco Advisers, Inc. (“Invesco”)

Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), the former subadviser for a portion of the Small Cap Opportunities Trust and the Small Company Growth Trust, merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd. Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc. The internal reorganization did not result in a change of actual control or management of the subadviser and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Ltd. and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Invesco, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals. As of September 30, 2009, Invesco Ltd. managed approximately $417 billion.

Fund	Portfolio Managers

Small Company Growth Trust	Juliet Ellis
Juan Hartsfield
Clay Manley
Small Cap Opportunities Trust	Juliet Ellis
Juan Hartsfield

•	Juliet Ellis. Senior Portfolio Manager (lead manager), has been with Invesco and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.

•	Juan Hartsfield. Portfolio Manager has been associated with Invesco and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.

•	Clay Manley. Portfolio Manager, has been associated with Invesco and/or its affiliates since 2001.

Jennison Associates LLC (“Jennison”)

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of September 30, 2009 Jennison managed in excess of $85 billion in assets.

Fund	Portfolio Managers

All Cap Growth Trust	Michael A. Del Balso
Kathleen A. McCarragher
Spiros Segalas
Capital Appreciation Trust	Michael A. Del Balso
Kathleen A. McCarragher
Spiros Segalas

•	Michael A. Del Balso. Joined Jennison in 1972 and is a Managing Director of Jennison. He is also Jennison’s Director of Research for Growth Equity.
•	Kathleen A. McCarragher. Joined Jennison in 1998 and is a Director and Managing Director of Jennison. She is also Jennison’s Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities.
•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison.

Mr. Del Balso generally has final authority over all aspects of each fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

The portfolio managers for each fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

Lord, Abbett & Co. LLC (“Lord Abbett”)

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers

All Cap Value Trust	Robert P. Fetch
Deepak Khanna

•	Robert P. Fetch. Partner and Director; joined Lord Abbett in 1995.
•	Deepak Khanna. Portfolio Manager; returned to Lord Abbett in 2007; previously a Managing Director at Jennison Associates (2005-2007); previously served as a senior research analyst at Lord Abbett (2000-2005).

Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the fund.

Marsico Capital Management, LLC (“MCM”)

MCM is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202. MCM was organized in September 1997 as a registered investment adviser and is an independently-owned investment management firm. MCM provides investment services to mutual funds and private accounts. Thomas F. Marsico is the founder and Chief Executive Officer of MCM.

Fund	Portfolio Manager

International Opportunities Trust	James G. Gendelman

•	James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

Massachusetts Financial Services Company (“MFS”)

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under management of the MFS organization were approximately $183 billion as of February 28, 2010. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., a diversified financial services company. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

Fund	Portfolio Managers

Utilities Trust	Robert D. Persons
Maura A. Shaughnessy

•	Robert D. Persons. Debt Securities Portfolio Manager; Employed in the Investment area of MFS since 2000.

•	Maura A. Shaughnessy. Equity Securities Portfolio Manager; Employed in the Investment area of MFS since 1991.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Barry H. Evans
Howard C. Greene
Jeffrey N. Given
Bond Trust	Barry H. Evans
Howard C. Greene
Jeffrey N. Given

Fund	Portfolio Managers

Strategic Income Opportunities Trust	Daniel S. Janis, III
John F. Iles
Barry H. Evans
Thomas C. Goggins
High Income Trust	Arthur N. Calavritinos
John F. Iles
Dennis F. McCafferty
Joseph E. Rizzo
Short-Term Government Income Trust	Howard C. Greene
Jeffrey N. Given

•	Arthur N. Calavritinos. Senior Vice President; joined MFC Global (U.S.) in 1988.
•	Barry H. Evans. President, joined MFC Global (U.S.) in 1986. He is the Chief Investment Officer for Global Fixed Income, and Country Head, U.S., as well as a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Fixed-Income Officer of John Hancock. He joined John Hancock in 1986.
•	Jeffrey N. Given. Vice President; joined MFC Global (U.S.) in 1993.

•	Thomas Goggins. Senior portfolio manager MFC Global (U.S.) (since 2009); Cofounder and Director of research, Fontana Capital (2005–2009).

•	Howard C. Greene. Senior Vice President; joined MFC Global (U.S.) in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	John F. Iles. Vice President, joined MFC Global (U.S.) in December, 1999, previously a Vice President at John Hancock. He joined John Hancock in 1999.

•	Daniel S. Janis, III. Vice President; joined MFC Global (U.S.) in 1999; previously a senior risk manager at BankBoston (1997 to 1999).

•	Dennis F. McCafferty, CFA. Joined MFC Global Investment Management (U.S.), LLC in 2008; Principal and senior analyst, Pardus Capital Management (2005 to 2008).
•	Joseph E. Rizzo. Assistant Vice President, joined MFC Global (U.S.) in January 2006. Previously, he was a bond trader at John Hancock Financial Services, and worked in high yield sales at Lehman Brothers.

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Asset Management (Hong Kong) Limited (“MAMHK”), collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. In rendering investment advisory services to Pacific Rim Trust, MFC Global (U.S.A.) may use the portfolio management, research and other resources of MAMHK, an affiliate of MFC Global (U.S.A.).

Fund	Portfolio Managers

500 Index Trust	Carson Jen
Narayan Ramani
500 Index Trust B	Carson Jen
Narayan Ramani
American Fundamental Holdings Trust	Bob Boyda
Steve Medina
Bruce Speca

Fund	Portfolio Managers

American Global Diversification Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Allocation Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Balanced Strategy Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Balanced Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Disciplined Diversification Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Diversified Growth and Income Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Fundamental Holdings Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Global Diversification Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Strategy Trust	Bob Boyda
Steve Medina
Bruce Speca
Franklin Templeton Founding Allocation Trust	Bob Boyda
Steve Medina
Bruce Speca
International Index Trust	Carson Jen
Narayan Ramani
Steve Orlich
Scott Warlow
Lifecycle 2010 Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifecycle 2015 Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifecycle 2020 Trust	Bob Boyda
Steve Medina
Bruce Speca

Fund	Portfolio Managers

Lifecycle 2025 Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifecycle 2030 Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifecycle 2035 Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifecycle 2040 Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifecycle 2045 Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifecycle 2050 Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifestyle Aggressive Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifestyle Balanced Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifestyle Conservative Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifestyle Growth Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifestyle Moderate Trust	Bob Boyda
Steve Medina
Bruce Speca
Mid Cap Index Trust	Carson Jen
Narayan Ramani
Money Market Trust	Maralyn Kobayashi
Faisal Rahman
Money Market Trust B	Maralyn Kobayashi
Faisal Rahman
Optimized All Cap Trust	Noman Ali
Rhonda Chang
Chris Hensen
Brett Hryb
Harpreet Singh
Tina Hsiao

Fund	Portfolio Managers

Optimized Value Trust	Noman Ali
Rhonda Chang
Chris Hensen
Brett Hryb
Harpreet Singh
Tina Hsiao
Pacific Rim Trust	Tahnoon Pasha
Matthew Lee
Small Cap Index Trust	Carson Jen
Narayan Ramani
Smaller Company Growth Trust	Carson Jen
Narayan Ramani
Total Stock Market Index Trust	Carson Jen
Narayan Ramani

•	Noman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.

•	Bob Boyda. Portfolio manager of the fund since 2010; Senior Vice President, the Adviser; Vice President and Portfolio Manager, MFC Global (U.S.A.); Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009.

•	Rhonda Chang. Vice President and Senior Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

•	Tina Hsiao. Senior Investment Analyst at MFC Global Investment Management (Canada); responsible for the research and analysis of U.S. securities; member of the U.S. Equity team, which is responsible for large-cap, mid-cap, and small-cap equity mandates for clients worldwide; joined MFC Global in 2003.

•	Thomas C. Goggins. Senior Portfolio Manager; joined MFC Global (U.S.A.) in 2009; was director of research at Fontana Capital; also held portfolio manager and lead analyst roles at SAC Capital, John Hancock, Putnam Investments and Transamerica Investments.

•	Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

•	Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

•	Carson Jen. Vice President and Senior Portfolio Manager, Index Funds, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.

•	Maralyn Kobayashi. Vice President and Senior Portfolio Manager of Money Market TrustTrust; joined MFC Global (U.S.A.) in 1981.

•	Matthew Lee. Regional Head of Greater China Equities for MFC Global Investment Management (Asia); joined MFC Global in 2008.

•	Steve Medina. Portfolio manager of the fund since 2010; Senior Vice President, the Adviser; Vice President and Portfolio Manager, MFC Global (U.S.A.); Joined the Adviser in 1998 and MFC Global (U.S.A. ) in 2009.

•	Tahnoon Pasha. Vice President and Head of Investments, Equities of Manulife Asset Management (Hong Kong) Limited, the asset management company of Manulife in Hong Kong. He is responsible for managing Hong Kong based equity assets and overseeing the equity desks of the other eight investment offices across the region.

•	Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.

•	Faisal Rahman CFA. Portfolio Manager joined MFC Global (U.S.A.) in 2001.

•	Narayan Ramani. Assistant Vice President and Senior Portfolio Manager, Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

•	Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

•	Bruce Speca. Portfolio manager of the fund since 2010; Chief Investment Officer and Executive Vice President, the Adviser; Vice President and Portfolio Manager, MFC Global (U.S.A.); Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009.
•	Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; joined MFC in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Morgan Stanley Investment Management Inc., doing business as Van Kampen (“Van Kampen”)

Morgan Stanley Investment Management Inc. (“MSIM”), which does business in certain instances using the name “Van Kampen,” has its principal offices at 522 Fifth Avenue, New York, New York 10036. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM.

Fund	Portfolio Managers

Value Trust	Thomas Copper (Lead Manager)
John Mazanec
Thomas Bastian
Mary Jayne Maly
James Roeder
Sergio Marcheli
Mark Laskin

•	Thomas Copper. Portfolio Manager; joined Van Kampen in 1986.
•	John Mazanec. Portfolio Manager; joined Van Kampen in 2008; previously a portfolio manager at Wasatch Advisors from April 2001 to May 2008.
•	Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003.
•	Mary Jayne Maly. Portfolio Manager; joined Van Kampen in 1992.
•	James Roeder. Portfolio Manager; joined Van Kampen in 1999.
•	Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.
•	Mark Laskin. Portfolio Manager; joined Van Kampen in 2000.

Morgan Stanley Investment Management, Inc. (“Morgan Stanley”) is the subadviser to the Value Trust. On October 19, 2009, Invesco Ltd. announced that it had entered into a definitive agreement to acquire Morgan Stanley’s retail asset management business, which includes the management of this fund. This transaction’s closing is subject to certain approvals and other conditions, and currently is expected to take place in mid 2010.

Under the 1940 Act, the closing of this transaction will cause the current subadvisory agreement with Morgan Stanley for this fund to terminate. In connection with the transaction, the Board has approved a new subadvisory agreement for the fund with Invesco Advisers, LLC, an affiliate of Invesco Ltd., that will become effective upon the closing of the transaction.

Pacific Investment Management Company LLC (“PIMCO”)

Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Total Return Trust	William H. Gross
Global Bond Trust	Scott Mather
Real Return Bond Trust	Mihir Worah

•	William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.
•	Scott Mather. Mr. Mather is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.
•	Mihir Worah. Mr. Worah, an Executive Vice President, is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Perimeter Capital Management LLC

Perimeter Capital Management is a Delaware Corporation formed in 2006 located at Five Concourse Parkway, Suite 2725, Atlanta, Georgia 30328. Perimeter is a majority employee-owned, registered investment adviser, which provides investment services to institutional clients and mutual funds.

Fund	Portfolio Managers

Smaller Company Growth Trust	Mark D. Garfinkel, CFA
James N. Behre

•	Mark D. Garfinkel, CFA. Mr. Garfinkel is the lead portfolio manager and is a founding partner of Perimeter. Prior to the formation of Perimeter in 2006, Mr. Garfinkel spent 8 years managing Trusco Capital Management’s small cap growth discipline.
•	James N. Behre. Mr. Behre is a founding partner of Perimeter and a member of the management team. Prior to the formation of Perimeter in 2006. Mr. Behre worked with Mr. Garfinkel at Trusco Capital Management as the lead analyst of the firm’s small-cap growth investment process.

Rainier Investment Management (“Rainier”)

Rainier is located at 601 Union Street, Suite 2801, Seattle, Washington 98101. Rainier is owned and operated by twelve principals.

The fund is managed by a team of portfolio managers. Each member of the team shares an equal amount of day-to-day management responsibility for the fund.

Fund	Portfolio Managers

Growth Equity Trust	Daniel Brewer
Mark Broughton
Stacie Cowell
Mark Dawson
Andrea Durbin
James Margard
Peter Musser

•	Daniel Brewer. Senior Portfolio Manager with Rainier since at least 2002.
•	Mark Broughton. Senior Portfolio Manager with Rainier since at least 2002.
•	Stacie Cowell. Senior Portfolio Manager with Rainier since 2006, Senior Vice President and Lead Portfolio Manager with Invesco Funds Group (1996 to 2004) and an analyst with Kennedy Capital Management (2005).
•	Mark Dawson. Senior Portfolio Manager with Rainier since at least 2002.
•	Andrea Durbin. Senior Portfolio Manager with Rainier since at least 2002.
•	James Margard. Chief Investment Officer with Rainier since at least 2002.
•	Peter Musser. Senior Portfolio Manager with Rainier since at least 2002.

RCM Capital Management LLC (“RCM”)

RCM is an investment management firm organized as a Delaware limited liability company. RCM is wholly-owned by Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. RCM is the successor investment adviser to Rosenberg Capital Management, which commenced operations in 1970. RCM provides advisory services to mutual funds and institutional accounts. RCM is located at 555 Mission Street, San Francisco, California 94105.

Fund	Portfolio Managers

Science & Technology Trust	Walter C. Price
Huachen Chen

•	Huachen Chen. Senior Portfolio Manager and Co-Portfolio Manager. Mr. Chen joined RCM in 1984 as an analyst and became a principal in 1994.
•	Walter C. Price. Managing Director, Senior Analyst and Co-Portfolio Manager. Mr. Price joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

SSgA Funds Management, Inc. (“SSgA FM”)

SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an SEC registered investment adviser and is a wholly owned subsidiary of State Street Corporation, a public held bank holding company. As of December 31, 2009, SSgA FM had over $168 billion in assets under management. SSgA FM and other State Street advisory affiliates make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. With over $1.9 trillion under management as of December 31, 2009, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

The International Equity Index Trust A and International Equity Index Trust B are managed by SSgA’s Global Structured Products Group. Portfolio managers Thomas Coleman and Karl Schneider are jointly and primarily responsible for the day-to-day management of the Portfolio.

Fund	Portfolio Managers

International Equity Index Trust A	Thomas Coleman
Karl Schneider
International Equity Index Trust B	Thomas Coleman
Karl Schneider

•	Thomas Coleman. Principal; joined SSgA FM in 1998. Mr. Coleman is a Vice President of State Street Global Advisors and a Portfolio Manager in the Global Structured Products investment team. Within this team, Tom is responsible for the management of several international strategies, including MSCI Emerging and ACWI as well as IFC Emerging Markets, along with domestic strategies benchmarked to Russell and Standard & Poors indices. Prior to assuming his current role in April 2004, Tom managed the International Structured Products Group Operations Team. Tom holds a BS in Finance and Accounting from Boston College and an MBA from Babson College. He also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.
•	Karl Schneider. Principal; joined SSgA FM in 1997. Mr. Schneider is a Vice President of State Street Global Advisors and a Senior Portfolio Manager within the Global Structured Products group. He joined State Street in 1996 and currently manages several of the firm’s commingled US index strategies, other separately managed domestic and international funds, as well as several synthetic beta strategies, including commodities and hedge fund beta. Additionally, he is also part of the portfolio management team for the SSgA S&P 500 Index Mutual Fund and the SSgA IAM Shares Mutual Fund. Prior to joining the Global Structured Products Group, Karl worked as a portfolio manager in SSgA’s Currency Management group, managing both active currency selection and traditional passive hedging overlay portfolios. Prior to this, he worked as an analyst in State Street’s Process Engineering division where he both assisted and led a number of internal consulting engagements aimed at improving operational efficiencies within the custody bank. Karl holds a BS in Finance and Investments from Babson College and also an MS in Finance from the Carroll School of Management at Boston College. Additionally, he holds a Series 3 license from the National Futures Association.

Templeton Global Advisors Limited (“Templeton Global”)

Templeton Global is located at Box N-7759, Lyford Cay, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of August 31, 2009, Templeton Global and its affiliates managed over $495.7 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

Global Trust	Cindy Sweeting, CFA
Tucker Scott, CFA
Lisa Myers, CFA

•	Cindy Sweeting, CFA. Lead Portfolio Manager; President and Chairman; joined Templeton Global in 1997.
•	Tucker Scott, CFA. Executive Vice President; joined Templeton Global in 1996.
•	Lisa Myers, CFA. Executive Vice President; joined Templeton Global in 1996.

Templeton Investment Counsel, LLC (“Templeton”)
Templeton Global Advisors Limited serves as sub-subadviser

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of August 31, 2009, Templeton and its affiliates managed over $495.7 billion in assets. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA
Overseas Equity Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996.
•	Cindy Sweeting, CFA. President and Chairman; joined Templeton in 1997.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994; previously worked at Franklin since 1987.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners since 2000.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2008, T. Rowe Price and its affiliates managed over $276.3 billion for over ten million individual and institutional investor accounts.

Fund	Portfolio Managers

Balanced Trust	Ned Notzon
Kim DeDominicis
Charles Shriver
Blue Chip Growth Trust	Larry J. Puglia
Capital Appreciation Value Trust	David R. Giroux
Equity-Income Trust	Brian C. Rogers
Health Sciences Trust	Kris H. Jenner
Mid Value Trust	David J. Wallack
New Income Trust	Team*
Science & Technology Trust	Ken Allen
Small Company Value Trust	Preston G. Athey

•	Ken Allen. Vice President; joined T. Rowe Price in 2000.
•	Preston G. Athey. Vice President; joined T. Rowe Price in 1978.
•	Kim DeDominicis. Vice President; joined T. Rowe Price in 2003.
•	David R. Giroux. Vice President; joined T. Rowe Price in 1998.
•	Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women’s Hospital, Harvard Medical School (1995 — 1997).
•	Ned Notzon. Vice President; joined T. Rowe Price in 1989.
•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.
•	Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.
•	Charles Shriver. Vice President; joined T. Rowe Price in 1991.
•	David J. Wallack. Vice President; joined T. Rowe Price in 1990.

*Team. The New Income Trust is managed by an investment advisory committee that has day-to-day responsibility in managing the fund’s portfolio and developing and executing the fund’s investment program.

Edmund M. Notzon III is Chairman of the New Income Trust Investment Advisory Committee and is responsible for implementing and monitoring the fund’s overall investment strategy, as well as the allocation of the fund’s assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.

The Committee members with the most significant responsibilities for managing the fund’s assets are:

•	Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the fund’s investment grade bond investments.
•	Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the fund’s investments in high-yield debt securities.
•	Ian Kelson. Vice President of T. Rowe Price International; responsible for the fund’s high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/DIMA.
•	Brian C. Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the fund’s dividend-paying common stock and value stock investments.
•	Andrew McCormick. Prior to joining T. Rowe Price in 2008, Mr. McCormick was the Chief Investment Officer at IMPAC Mortgage Holdings and a Senior Portfolio Manager at Avenue Capital Group. From 2001 to 2005, Mr. McCormick was a Senior Vice President of Portfolio Transactions at Fannie Mae.

UBS Global Asset Management (Americas) Inc. (“UBS”)

UBS, One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

Fund	Portfolio Managers

Large Cap Trust	Thomas Cole
John Leonard
Thomas Digenan

Thomas Cole, John Leonard, and Thomas Digenan are the members of the North American Equities investment management team primarily responsible for the day-to-day management of the Large Cap Trust. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the fund’s portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Leonard and Mr. Digenan work closely with Mr. Cole on portfolio construction and ensuring that fund investment objectives are met.

•	Thomas M. Cole, CFA. Mr. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS. Mr. Cole has been an investment professional with UBS since 1985.

•	Thomas J. Digenan, CFA, CPA. Mr. Digenan has been a North American Equity Strategist at UBS since 2001 and is a Managing Director of UBS.

•	John C. Leonard, CFA. Mr. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. Mr. Leonard has been an investment professional with UBS since 1991.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion* in assets.

* The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

Fund	Portfolio Managers

Alpha Opportunities Trust	Kent M. Stahl, CFA
Gregg R. Thomas, CFA
Core Allocation Plus Trust	Evan S. Grace , CFA
Rick A. Wurster, CFA
Investment Quality Bond Trust	Thomas L. Pappas, CFA
Christopher L. Gootkind, CFA
Christopher A. Jones, CFA
Mid Cap Stock Trust	Michael T. Carmen, CFA
Mario E. Abularach, CFA
Stephen Mortimer

Fund	Portfolio Managers

Natural Resources Trust	James A. Bevilacqua (through June 30, 2010)
Jay Bhutani
John C. O’Toole, CFA
Small Cap Growth Trust	Steven C. Angeli, CFA
Mario E. Abularach, CFA
Stephen Mortimer
Small Cap Value Trust	Timothy J. McCormack, CFA
Shaun F. Pedersen

•	Mario E. Abularach, CFA. Vice President and Equity Research Analyst of Wellington Management; joined the firm as an investment professional in 2001.

•	Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994.

•	James A. Bevilacqua. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1994. Mr. Bevilacqua intends to retire from Wellington Management on June 30, 2010,

•	Jay Bhutani. Director and Global Industry Analyst affiliated with Wellington Management, joined the firm as an investment professional in 2007. Prior to joining Wellington Management, Mr. Bhutani was an analyst and sector portfolio manager at Credit Suisse Asset Management in London (2002-2007).

•	Michael T. Carmen, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 1999.

•	Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.

•	Evan S. Grace, CFA. Vice President and Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994.

•	Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994.

•	Timothy J. McCormack, CFA. Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.

•	Stephen Mortimer. Senior Vice President and Equity Portfolio Manager of Wellington Management joined the firm as an investment professional in 2001.

•	Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1987.

•	John C. O’Toole, CFA. Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 1992.

•	Shaun F. Pedersen. Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2004.

•	Kent M. Stahl, CFA. Senior Vice President and Director of Investments and Risk Management of Wellington Management, joined the firm as an investment professional in 1998.

•	Gregg R. Thomas, CFA. Vice President and Director of Risk Management of Wellington Management. Mr. Thomas joined the firm in 2001 and has been an investment professional since 2004.

•	Rick A. Wurster, CFA. Vice President and Asset Allocation Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2006. Prior to joining Wellington Management, Mr. Wurster was an associate principal with McKinsey & Company (2000 — 2006).

Wells Capital Management, Incorporated (“WellsCap”)

WellsCap, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

Fund	Portfolio Managers

Core Bond Trust	Thomas O’Connor
Troy Ludgood
U.S. High Yield Bond Trust	Niklas Nordenfelt
Phillip Susser

•	Thomas O’Connor, CFA. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2003; joined Montgomery Asset Management and the team in 2000; previously he was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors).

•	Troy Ludgood. Senior Portfolio Manager of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Capital Management in 2004; previously, he was a trader at Lehman Brothers, responsible for corporate, emerging markets, and non-dollar sovereign bonds.

•	Phillip Susser. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; joined Sutter as a research analyst in 2001; previously he worked at Deutsche Bank Securities Inc. as an associate research analyst.

•	Niklas Nordenfelt, CFA. Senior Portfolio Manager and Co-Manager of the Sutter High Yield Fixed Income team at Wells Capital Management; he joined Sutter as an investment strategist in 2003; previously he worked at Barclays Global Investors, where he was a principal, working on their international and emerging markets equity strategies.

Western Asset Management Company (“Western Asset”)
Western Asset Management Company Limited serves as sub-subadviser*

Western Asset, headquartered at 385 East Colorado Boulevard, Pasadena, California, 91101 is one of the world’s leading investment management firms. Its sole business is managing fixed-income portfolios, an activity the firm has pursued since 1971. From offices in Pasadena, New York, Sao Paulo, London, Singapore, Hong Kong, Tokyo and Melbourne,Western Asset’s 904 employees perform investment services for a wide variety of global clients. The firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets. Western Asset’s current client base totals 583, representing 44 countries, 1,770 accounts, and over $482.2 billion in assets under management.

Fund	Portfolio Managers

Floating Rate Income Trust	Steven A. Walsh
S. Kenneth Leech
Michael C. Buchanan
Timothy J. Settel
High Yield Trust	Steven A. Walsh
S. Kenneth Leech
Michael C. Buchanan
Keith J. Gardner
Strategic Bond Trust	Steven A. Walsh
S. Kenneth Leech
Michael C. Buchanan
Keith J. Gardner
Mark S. Lindbloom
U.S. Government Securities Trust	Steven A. Walsh
S. Kenneth Leech
Mark S. Lindbloom
Frederick R. Marki

•	Stephen A. Walsh. Chief Investment Officer of Western Asset since September 2008, previously served as Western Asset’s Deputy Chief Investment Officer; joined Western Asset in 1991. Prior to Western Asset, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991, and Atlantic Richfield Company Portfolio Manager, 1981-1988.
•	S. Kenneth Leech. Chief Investment Officer Emeritus of Western Asset since September 2008, previously served as Western Asset’s Chief Investment Officer; joined Western Asset in 1990. Prior to Western Asset, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988, and National Bank of Detroit Portfolio Manager, 1977-1980.
•	Michael C. Buchanan. (co-portfolio manager since inception) Portfolio Manager, joined Western Asset in 2005. Prior to Western Asset, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial

Management Managing Director, Head of High Yield Trading, 1998-2003, and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.

•	Keith J. Gardner. Portfolio Manager/ Research Analyst, joined Western Asset in 1994. Prior to Western Asset, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992, and Salomon Brothers, Inc. Research Analyst, 1983-1985.
•	Mark S. Lindbloom. Portfolio Manager, joined Western Asset in 2006. Prior to Western Asset, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986, and The New York Life Insurance Company Analyst, 1979-1981.
•	Frederick R. Marki. Frederick R. Marki. Senior Portfolio Manager, joined Western Asset in 2005. Prior to Western Asset, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989, and Federal Reserve Bank Assistant Economist, 1983-1985.
•	Timothy J. Settel. (co-portfolio manager since inception) Western Asset — Portfolio Manager/ Research Analyst, 2001-present.

SHARE CLASSES AND RULE 12B-1 PLANS

Share Classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all shares classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. “Class expenses,” however, are allocated to each class. “Class expenses” include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Adviser to be properly allocable to a particular class. The Adviser will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Adviser may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans

Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”).

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares

an annual rate of up to 0.15%* of the net assets of the Series I shares

*0.60% in the case of the American Bond Trust, American Growth Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust and American International Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Bond Trust, American New World Trust, American Fundamental Holdings Trust, American Global Diversification Trust and Core Diversified Growth & Income Trust.

*0.35% in the case of the Core Fundamental Holdings Trust and Core Global Diversification Trust.

Series II shares

an annual rate of up to 0.35%* of the net assets of the Series II shares

*0.75% in the case of the American Bond Trust, American Growth Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust and American International Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Bond Trust, American New World Trust, American Fundamental Holdings Trust, American Global Diversification Trust, Core Diversified Growth & Income Trust.

*0.55% in the case of the Core Fundamental Holdings Trust and Core Global Diversification Trust.

Series III shares

an annual rate of up to 0.25% of the net assets of the Series III shares

*0.15% in the case of the Core Fundamental Holdings Trust and Core Global Diversification Trust.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Purchase and Redemption of Shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the NewYork Stock Exchange (“NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHT that operate as funds of funds and invest in other funds (“Underlying Funds”) and to certain qualified retirement plans (“qualified plans”).

Due to differences in tax treatments and other considerations, the interests of holder of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHT may conflict. The Board of Trustees of JHT (the “Board” or “Trustees”) will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Calculation of NAV

The NAV of each fund’s share class is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Standard Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each fund’s (except the Money Market Trusts) share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by a fund are primarily valued on the basis of market quotations or official closing prices. Securities held by each Money Market Trust and certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investments companies held by a fund are valued based on the NAV of the underlying fund.

Fair Valuation of Securities.  If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to a fair value a security, a fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,
•	the performance of U.S. securities markets after the close of trading in the market, and
•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,
•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and
•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that is no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price that a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in an other open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

The Money Market Trust B and Money Market Trust seek to maintain a constant per share NAV of $1.00 and $10.00, respectively. As of June 1, 2010, as the result of a 10-for-one share split effective on that date, the Money Market Trust will also seek to maintain a constant NAV per share of $1.00. Dividends from net investment income for each of these funds will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When a fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, a fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1.	Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV.

2.	Funds with significant investments in high yield securities that are infrequently traded; and

3.	Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

A description of the funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

Marketing Expense Allowance

JHT’s distributor, John Hancock Distributors, LLC pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to the marketing expense rate set forth below multiplied by the dollar amount of new and subsequent investments received by the American Fund Insurance Series from the JHT Feeder Funds and the fund of funds during the calendar year.

Aggregate Amount of New and Subsequent Investments
Received by the American Funds Insurance Series from
the Feeder Funds and the fund of funds
[(excluding exchanges other than exchanges through dollar cost
Marketing Expense Rate	averaging programs)] during the calendar year.
0.16%	$0-1.5 Billion
0.14%	Between $1.5 and $3.0 Billion
0.10%	Excess of $3.0 Billion

Calculation of Portfolio Turnover

A fund’s portfolio turnover rate for the fiscal year ended December 31, 2009 includes the effect of certain short term investments, if any, in a collateral management vehicle.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced. A fund’s portfolio turnover rate for the fiscal year ended December 31, 2009 includes the effect of certain short term investments, if any, in a collateral management vehicle.

The financial statements of JHT as of December 31, 2009, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT’s financial statements, in JHT’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
500 Index Trust
Series I
12-31-2009	7.87	0.15	[1]	1.87	2.02	(0.15)	—	—	(0.15)	9.74	25.74	[2,3]	0.54	[4]	0.54		1.84		986	12
12-31-2008	12.64	0.19	[1]	(4.88)	(4.69)	(0.08)	—	—	(0.08)	7.87	(37.21)[2,3]		0.54	[4]	0.54		1.78		795	4
12-31-2007	12.33	0.18	[1]	0.42	0.60	(0.29)	—	—	(0.29)	12.64	4.90	[2,3]	0.54	[4]	0.54		1.44		1,317	5
12-31-2006	10.80	0.16	[1]	1.48	1.64	(0.11)	—	—	(0.11)	12.33	15.26	[2,3]	0.54	[4]	0.54		1.44		1,323	15
12-31-2005	10.52	0.14	[1]	0.30	0.44	(0.16)	—	—	(0.16)	10.80	4.29	[2]	0.56		0.56		1.31		1,097	11
Series II
12-31-2009	7.84	0.14	[1]	1.86	2.00	(0.13)	—	—	(0.13)	9.71	25.59	[3]	0.74	[4]	0.74		1.64		56	12
12-31-2008	12.59	0.17	[1]	(4.87)	(4.70)	(0.05)	—	—	(0.05)	7.84	(37.40)[3]		0.74	[4]	0.74		1.57		49	4
12-31-2007	12.26	0.16	[1]	0.41	0.57	(0.24)	—	—	(0.24)	12.59	4.73	[3]	0.74	[4]	0.74		1.24		95	5
12-31-2006	10.74	0.14	[1]	1.47	1.61	(0.09)	—	—	(0.09)	12.26	15.06	[3]	0.74	[4]	0.74		1.23		114	15
12-31-2005	10.46	0.11	[1]	0.31	0.42	(0.14)	—	—	(0.14)	10.74	4.12		0.76		0.76		1.11		129	11
Series NAV
12-31-2009	7.75	0.15	[1]	1.85	2.00	(0.15)	—	—	(0.15)	9.60	25.94	[2,3]	0.49	[4]	0.49		1.88		4,440	12
12-31-2008	12.47	0.20	[1]	(4.84)	(4.64)	(0.08)	—	—	(0.08)	7.75	(37.26)[2,3]		0.49	[4]	0.49		2.22		3,210	4
12-31-2007	12.16	0.19	[1]	0.42	0.61	(0.30)	—	—	(0.30)	12.47	5.03	[2,3]	0.49	[4]	0.49		1.53		370	5
12-31-2006	10.80	0.15	[1]	1.32	1.47	(0.11)	—	—	(0.11)	12.16	13.70	[2,3]	0.52	[4]	0.51		1.35		38	15
12-31-2005[5]	10.28	0.03	[1]	0.49	0.52	—	—	—	—	10.80	5.06	[6]	0.52	[7]	0.52	[7]	1.80	[7]	256	11

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series NAV shares is 10-27-05.
6Not annualized.
7Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																Ratio
				Net real-												of net
				ized and									Ratio		Ratio	investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net	income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses	(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
500 Index Trust B
Series NAV
12-31-2009	11.24	0.25	[1]	2.69	2.94	(0.27)	—	—	(0.27)	13.91	26.35	[2,3]	0.49	[4]	0.25	2.13	816	22
12-31-2008	18.51	0.32	[1]	(7.15)	(6.83)	(0.34)	(0.10)	—	(0.44)	11.24	(37.19)[2,3]		0.50	[4]	0.25	2.05	698	7
12-31-2007	18.13	0.32	[1]	0.62	0.94	(0.56)	—	—	(0.56)	18.51	5.25	[2,3]	0.49	[4]	0.25	1.72	1,215	13
12-31-2006	15.87	0.29	[1]	2.16	2.45	(0.19)	—	—	(0.19)	18.13	15.56	[2,3,5]	0.49	[4]	0.25	1.72	1,160	6
12-31-2005[6]	15.42	0.25	[1]	0.46	0.71	(0.07)	(0.19)	—	(0.26)	15.87	4.65	[2,3]	0.43	[4]	0.24	1.65	1,110	13	[7]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST—) Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index Trust B.
7Excludes merger activity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Active Bond Trust
Series I
12-31-2009	7.91	0.56	[1]	1.38	1.94	(0.65)	—	—	(0.65)	9.20	24.80	[2,3]	0.68	[4]	0.68		6.33		83	78	[5]
12-31-2008	9.40	0.49	[1]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.54)[2,3]		0.69	[4]	0.69		5.36		79	100	[5]
12-31-2007	9.88	0.51	[1]	(0.12)	0.39	(0.87)	—	—	(0.87)	9.40	4.05	[2,3]	0.68	[4]	0.68		5.26		117	140	[5]
12-31-2006	9.73	0.44	[1]	(0.02)	0.42	(0.27)	—	—	(0.27)	9.88	4.42	[2,3,6]	0.69	[4]	0.69		4.53		139	207
12-31-2005[7]	9.60	0.29	[1]	(0.14)	0.15	—	(0.02)	—	(0.02)	9.73	1.59	[2,8]	0.72	[9]	0.72	[9]	4.33	[9]	166	305	[10]
Series II
12-31-2009	7.91	0.54	[1]	1.38	1.92	(0.63)	—	—	(0.63)	9.20	24.54	[2,3]	0.88	[4]	0.88		6.12		365	78	[5]
12-31-2008	9.40	0.47	[1]	(1.47)	(1.00)	(0.49)	—	—	(0.49)	7.91	(10.76)[2,3]		0.89	[4]	0.89		5.15		315	100	[5]
12-31-2007	9.87	0.49	[1]	(0.13)	0.36	(0.83)	—	—	(0.83)	9.40	3.78	[2,3]	0.88	[4]	0.88		5.06		559	140	[5]
12-31-2006	9.72	0.41	[1]	(0.01)	0.40	(0.25)	—	—	(0.25)	9.87	4.21	[2,3,6]	0.89	[4]	0.89		4.28		553	207
12-31-2005[7]	9.60	0.28	[1]	(0.14)	0.14	—	(0.02)	—	(0.02)	9.72	1.49	[2,8]	0.92	[9]	0.92	[9]	4.25	[9]	559	305	[10]
Series NAV
12-31-2009	7.91	0.56	[1]	1.39	1.95	(0.66)	—	—	(0.66)	9.20	24.86	[2,3]	0.63	[4]	0.63		6.39		1,342	78	[5]
12-31-2008	9.40	0.49	[1]	(1.47)	(0.98)	(0.51)	—	—	(0.51)	7.91	(10.48)[2,3]		0.64	[4]	0.64		5.44		1,685	100	[5]
12-31-2007	9.89	0.52	[1]	(0.13)	0.39	(0.88)	—	—	(0.88)	9.40	4.03	[2,3]	0.63	[4]	0.63		5.31		1,871	140	[5]
12-31-2006	9.73	0.40	[1]	0.03	0.43	(0.27)	—	—	(0.27)	9.89	4.54	[2,3,6]	0.64	[4]	0.64		4.18		1,774	207
12-31-2005[11]	9.63	0.43	[1]	(0.19)	0.24	(0.12)	(0.02)	—	(0.14)	9.73	2.54	[2]	0.70		0.70		4.41		1,220	305	[10]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 141% for 12-31-09, 255% for 12-31-08 and 284% for 12-31-07.
6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7The inception date for Series I and Series II shares is on 4-29-05.
8Not annualized.
9Annualized.
10Excludes merger activity.
11Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust l (“VST—) Active Bnd Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
All Cap Core Trust
Series I
12-31-2009	11.69	0.17	[1]	3.14	3.31	(0.21)	—	—	(0.21)	14.79	28.46	[2,3]	0.87	[4]	0.87		1.39		87		196
12-31-2008	19.83	0.19	[1]	(8.04)	(7.85)	(0.29)	—	—	(0.29)	11.69	(39.63)[2,3]		0.87	[4]	0.86		1.11		83		239
12-31-2007	19.60	0.23	[1]	0.29	0.52	(0.29)	—	—	(0.29)	19.83	2.66	[2,3,5]	0.86	[4]	0.86		1.12		172		257
12-31-2006	17.20	0.20	[1]	2.33	2.53	(0.13)	—	—	(0.13)	19.60	14.75	[2,3]	0.88	[4]	0.88		1.08		213		240
12-31-2005	15.89	0.11	[1]	1.32	1.43	(0.12)	—	—	(0.12)	17.20	9.08	[2]	0.92		0.92		0.70		228		317
Series II
12-31-2009	11.67	0.15	[1]	3.13	3.28	(0.18)	—	—	(0.18)	14.77	28.26	[2,3]	1.07	[4]	1.07		1.19		9		196
12-31-2008	19.77	0.16	[1]	(8.01)	(7.85)	(0.25)	—	—	(0.25)	11.67	(39.75)[2,3]		1.07	[4]	1.06		0.91		8		239
12-31-2007	19.52	0.19	[1]	0.28	0.47	(0.22)	—	—	(0.22)	19.77	2.41	[2,3,5]	1.06	[4]	1.06		0.92		19		257
12-31-2006	17.13	0.16	[1]	2.32	2.48	(0.09)	—	—	(0.09)	19.52	14.54	[2,3]	1.08	[4]	1.08		0.87		11		240
12-31-2005	15.83	0.08	[1]	1.32	1.40	(0.10)	—	—	(0.10)	17.13	8.89	[2]	1.12		1.12		0.50		11		317
Series NAV
12-31-2009	11.69	0.18	[1]	3.15	3.33	(0.22)	—	—	(0.22)	14.80	28.62	[2,3]	0.82	[4]	0.82		1.47		265		196
12-31-2008	19.84	0.20	[1]	(8.05)	(7.85)	(0.30)	—	—	(0.30)	11.69	(39.61)[2,3]		0.82	[4]	0.81		1.15		299		239
12-31-2007	19.62	0.24	[1]	0.29	0.53	(0.31)	—	—	(0.31)	19.84	2.70	[2,3,5]	0.81	[4]	0.81		1.17		763		257
12-31-2006	17.22	0.24	[1]	2.29	2.53	(0.13)	—	—	(0.13)	19.62	14.77	[2,3]	0.83	[4]	0.83		1.32		385		240
12-31-2005[6]	15.22	0.10	[1]	1.90	2.00	—	—	—	—	17.22	13.14	[7]	0.88	[8]	0.88	[8]	0.83	[8]	—	[9]	317

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

All Cap Core Series I	$0.02	2.56%
All Cap Core Series II	0.02	2.31%
All Cap Core Series NAV	0.01	2.65%

6The inception date for Series NAV shares is 4-29-05.
7Not annualized.
8Annualized.
9Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
All Cap Growth Trust
Series I
12-31-2009	11.54	0.09	[1]	2.34	2.43	(0.09)	—	—	(0.09)	13.88	21.09	[2,3]	0.97	[4]	0.97		0.77	92	99
12-31-2008	19.97	0.04	[1]	(8.42)	(8.38)	(0.05)	—	—	(0.05)	11.54	(41.94)[2,3]		1.00	[4]	1.00		0.23	94	111
12-31-2007	17.83	—	[1,5]	2.15	2.15	(0.01)	—	—	(0.01)	19.97	12.06	[2,3,6]	0.95	[4]	0.95		— [7]	209	74
12-31-2006	16.73	—	[1,5]	1.10	1.10	—	—	—	—	17.83	6.58	[3]	0.95	[4]	0.95		0.03	246	117
12-31-2005	15.35	—	[1,5]	1.38	1.38	—	—	—	—	16.73	8.99		1.00		1.00		(0.02)	288	99
Series II
12-31-2009	11.43	0.07	[1]	2.31	2.38	(0.06)	—	—	(0.06)	13.75	20.87	[2,3]	1.17	[4]	1.17		0.56	14	99
12-31-2008	19.76	—	[1,5]	(8.31)	(8.31)	(0.02)	—	—	(0.02)	11.43	(42.06)[2,3]		1.20	[4]	1.20		0.02	12	111
12-31-2007	17.67	(0.04)[1]		2.13	2.09	—	—	—	—	19.76	11.83	[3,6]	1.15	[4]	1.15		(0.21)	28	74
12-31-2006	16.62	(0.03)[1]		1.08	1.05	—	—	—	—	17.67	6.32	[3]	1.15	[4]	1.15		(0.17)	30	117
12-31-2005	15.28	(0.04)[1]		1.38	1.34	—	—	—	—	16.62	8.77		1.20		1.20		(0.24)	34	99
Series NAV
12-31-2009	11.55	0.10	[1]	2.34	2.44	(0.10)	—	—	(0.10)	13.89	21.13	[2,3]	0.91	[4]	0.91		0.79	1	99
12-31-2008	19.99	0.04	[1]	(8.42)	(8.38)	(0.06)	—	—	(0.06)	11.55	(41.91)[2,3]		0.95	[4]	0.95		0.25	1	111
12-31-2007	17.86	0.01	[1]	2.15	2.16	(0.03)	—	—	(0.03)	19.99	12.08	[2,3,6]	0.90	[4]	0.90		0.04	143	74
12-31-2006	16.75	0.01	[1]	1.10	1.11	—	—	—	—	17.86	6.63	[3]	0.90	[4]	0.90		0.08	121	117
12-31-2005[8]	15.20	—	[1,5]	1.55	1.55	—	—	—	—	16.75	10.20	[9]	0.91	[10]	0.91	[10]	0.04 [10]	69	99

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Less than $0.005 per share.
6Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

All Cap Growth Series I	$0.05	11.77%
All Cap Growth Series II	0.04	11.60%
All Cap Growth Series NAV	0.04	11.85%

7Less than 0.01%.
8The inception date for Series NAV shares is 2-28-05.
9Not annualized.
10Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
All Cap Value Trust
Series I
12-31-2009	5.62	0.03	[1]	1.46	1.49	(0.03)	—	—	(0.03)	7.08	26.61	[2,3]	0.97	[4]	0.97		0.50		36	126
12-31-2008	8.16	0.05	[1]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)[2]		0.99	[4]	0.99		0.72		36	77
12-31-2007	13.03	0.09	[1]	0.92	1.01	(0.24)	(5.64)	—	(5.88)	8.16	8.33	[2,3,5]	0.95	[4]	0.95		0.68		63	63
12-31-2006	14.70	0.11	[1]	1.68	1.79	(0.15)	(3.31)	—	(3.46)	13.03	13.71	[2,3]	0.92	[4]	0.92		0.86		68	57
12-31-2005	14.54	0.11	[1]	0.67	0.78	(0.08)	(0.54)	—	(0.62)	14.70	5.71	[2]	0.94		0.94		0.78		70	78
Series II
12-31-2009	5.61	0.02	[1]	1.46	1.48	(0.02)	—	—	(0.02)	7.07	26.41	[2,3]	1.17	[4]	1.17		0.29		33	126
12-31-2008	8.14	0.04	[1]	(2.35)	(2.31)	(0.04)	(0.18)	—	(0.22)	5.61	(28.95)[2]		1.19	[4]	1.19		0.53		30	77
12-31-2007	12.99	0.06	[1]	0.92	0.98	(0.19)	(5.64)	—	(5.83)	8.14	8.17	[2,3,5]	1.15	[4]	1.15		0.49		53	63
12-31-2006	14.66	0.09	[1]	1.67	1.76	(0.12)	(3.31)	—	(3.43)	12.99	13.53	[2,3]	1.12	[4]	1.12		0.66		66	57
12-31-2005	14.48	0.09	[1]	0.65	0.74	(0.02)	(0.54)	—	(0.56)	14.66	5.42	[2]	1.14		1.14		0.61		66	78
Series NAV
12-31-2009	5.60	0.03	[1]	1.46	1.49	(0.04)	—	—	(0.04)	7.05	26.59	[2,3]	0.92	[4]	0.92		0.51		21	126
12-31-2008	8.14	0.06	[1]	(2.36)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.60	(28.79)[2]		0.94	[4]	0.94		0.79		12	77
12-31-2007	12.99	0.12	[1]	0.92	1.04	(0.25)	(5.64)	—	(5.89)	8.14	8.67	[2,3,5]	0.85	[4]	0.85		0.86		17	63
12-31-2006	14.66	0.12	[1]	1.68	1.80	(0.16)	(3.31)	—	(3.47)	12.99	13.82	[2,3]	0.87	[4]	0.87		0.93		232	57
12-31-2005[6]	14.55	0.08	[1]	0.69	0.77	(0.12)	(0.54)	—	(0.66)	14.66	5.68	[2,7]	0.87	[8]	0.87	[8]	0.68	[8]	127	78

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

All Cap Value Series I	$0.01	8.20%
All Cap Value Series II	0.02	7.91%
All Cap Value Series NAV	0.01	8.54%

6The inception date for Series NAV shares is 2-28-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Alpha Opportunities Trust
Series I
12-31-2009[1]	12.57	0.03	[2]	2.57	2.60	(0.03)	—	—	(0.03)	15.14	20.68	[3,4,5]	1.13	[6,7]	1.13	[6]	0.34	[6]	—	[8]	238
Series NAV
12-31-2009	10.89	0.05	[2]	4.25	4.30	(0.05)	—	—	(0.05)	15.14	39.49	[3,5]	1.08	[7]	1.08		0.41		624		238
12-31-2008[9]	12.50	0.02	[2]	(1.63)	(1.61)	— [10]	—	—	— [10]	10.89	(12.85)[3,4]		1.06	[6]	1.06	[6]	0.70	[6]	280		52

1The inception date for Series I shares is 6-2-09.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Not annualized.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Annualized.
7Does not take into consideration expense reductions during the periods shown.
8Less than $500,000.
9The inception date for Series NAV shares is 10-7-08.
10Less than $0.005 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Asset Allocation Trust
Series I
12-31-2009	8.44	0.28	[1,2]	1.67	1.95	(0.19)	(0.22)	—	(0.41)	9.98	23.61	[3]	0.63	[4]	0.63	[4]	3.05	[2]	221	5
12-31-2008[5]	12.00	0.60	[1,2]	(3.90)	(3.30)	(0.25)	(0.01)	—	(0.26)	8.44	(27.39)[3,6,7]		0.64	[4,8,10]	0.63	[4,8,9]	9.72	[2,9]	2	1
Series II
12-31-2009	8.45	0.18	[1,2]	1.74	1.92	(0.17)	(0.22)	—	(0.39)	9.98	23.27	[3]	0.78	[4]	0.78	[4]	2.00	[2]	1,373	5
12-31-2008	12.39	0.32	[1,2]	(4.02)	(3.70)	(0.23)	(0.01)	—	(0.24)	8.45	(29.83)[3,6]		0.79	[4,8,10]	0.78	[4,8]	3.07	[2]	832	1
12-31-2007[11]	12.50	0.48	[1,2]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[3,7]	0.79	[4,8,9]	0.79	[4,8,9]	5.57	[2,9]	511	—	[7]
Series III
12-31-2009	8.44	0.27	[1,2]	1.69	1.96	(0.22)	(0.22)	—	(0.44)	9.96	23.82	[3]	0.28	[4]	0.28	[4]	2.99	[2]	143	5
12-31-2008[12]	12.34	0.78	[1,2]	(4.39)	(3.61)	(0.28)	(0.01)	—	(0.29)	8.44	(29.17)[3,6,7]		0.29	[4,9,10]	0.28	[4]	8.21	[2]	34	1

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
5The inception date for Series I shares is 4-28-08.
6Total returns would have been lower had certain expenses not been reduced during the periods shown.
7Not annualized.
8Does not include expenses of the investment companies in which the Portfolio invests.
9Annualized.
10Does not take into consideration expense reductions during the periods shown.
11The inception date for Series II shares is 5-1-07.
12The inception date for Series III shares is 1-2-08.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Blue Chip Income and Growth Trust
Series I
12-31-2009	8.85	0.21	[1,2]	2.01	2.22	(0.15)	(0.66)	—	(0.81)	10.26	27.33	[3]	0.65	[4]	0.65	[4]	2.33	[1]	29	16
12-31-2008	14.88	0.24	[1,2]	(5.60)	(5.36)	(0.41)	(0.26)	—	(0.67)	8.85	(36.72)[3]		0.58	[4]	0.58	[4]	2.02	[1]	18	131
12-31-2007	18.29	0.40	[1,2]	(0.12)[5]	0.28	(0.31)	(3.38)	—	(3.69)	14.88	1.65	[3]	0.38	[4]	0.38	[4]	2.24	[1]	19	12
12-31-2006	16.00	0.13	[1,2]	2.54	2.67	(0.09)	(0.29)	—	(0.38)	18.29	16.99	[3]	0.39	[6]	0.39	[6]	0.79	[1]	17	15
12-31-2005	16.90	0.09	[1,2]	0.89	0.98	(0.05)	(1.83)	—	(1.88)	16.00	6.76	[3]	0.39	[6]	0.39	[6]	0.60	[1]	7	10
Series II
12-31-2009	8.86	0.13	[1,2]	2.07	2.20	(0.13)	(0.66)	—	(0.79)	10.27	27.13	[3]	0.80	[4]	0.80	[4]	1.48	[1]	83	16
12-31-2008	14.87	0.17	[1,2]	(5.54)	(5.37)	(0.38)	(0.26)	—	(0.64)	8.86	(36.76)[3]		0.71	[4]	0.71	[4]	1.39	[1]	76	131
12-31-2007	18.26	0.33	[1,2]	(0.08)[5]	0.25	(0.26)	(3.38)	—	(3.64)	14.87	1.48	[3]	0.53	[4]	0.53	[4]	1.85	[1]	156	12
12-31-2006	15.98	0.11	[1,2]	2.53	2.64	(0.07)	(0.29)	—	(0.36)	18.26	16.79	[3]	0.54	[6]	0.54	[6]	0.63	[1]	198	15
12-31-2005	16.85	0.07	[1,2]	0.90	0.97	(0.01)	(1.83)	—	(1.84)	15.98	6.66	[3]	0.53	[6]	0.53	[6]	0.47	[1]	185	10
Series III
12-31-2009	8.84	0.27	[1,2]	1.98	2.25	(0.18)	(0.66)	—	(0.84)	10.25	27.79	[3]	0.30	[4]	0.30	[4]	2.93		106	16
12-31-2008[7]	14.66	0.73	[1,2]	(5.84)	(5.11)	(0.45)	(0.26)	—	(0.71)	8.84	(35.51)[3]		0.33	[4]	0.33	[4]	7.12	[1]	15	131

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
5The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
6Does not include expenses of the investment companies in which the Portfolio invests.
7The inception date for Series III shares is 1-2-08.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Bond Trust
Series I
12-31-2009	10.70	0.30	[1,2]	1.01	1.31	(0.31)	—	—	(0.31)	11.70	12.21	[3]	0.63	[4]	0.63	[4]	2.64	[2]	10		11
12-31-2008	13.13	0.68	[1,2]	(1.91)	(1.23)	(1.18)	(0.02)	—	(1.20)	10.70	(9.72)[3]		0.55	[4]	0.55	[4]	5.57	[2]	9		121
12-31-2007	13.32	1.04	[1,2]	(0.65)	0.39	(0.58)	— [5]	—	(0.58)	13.13	2.96	[3]	0.37	[4]	0.37	[4]	7.85	[2]	10		4
12-31-2006	12.50	0.35	[1,2]	0.47	0.82	—	—	—	—	13.32	6.56		0.38	[6]	0.38	[6]	2.73	[2]	2		1
12-31-2005[7]	12.36	(0.01)[1,2]		0.15	0.14	—	—	—	—	12.50	1.13	[8]	0.40	[6,9]	0.40	[6,9]	(0.40)[2,9]		—	[10]	2
Series II
12-31-2009	10.70	0.30	[1,2]	0.98	1.28	(0.29)	—	—	(0.29)	11.69	11.92	[3]	0.78	[4]	0.78	[4]	2.64	[2]	780		11
12-31-2008	13.12	0.58	[1,2]	(1.83)	(1.25)	(1.15)	(0.02)	—	(1.17)	10.70	(9.82)[3]		0.70	[4]	0.70	[4]	4.67	[2]	665		121
12-31-2007	13.30	1.06	[1,2]	(0.70)	0.36	(0.54)	— [5]	—	(0.54)	13.12	2.76	[3]	0.52	[4]	0.52	[4]	7.97	[2]	996		4
12-31-2006	12.49	0.41	[1,2]	0.40	0.81	—	—	—	—	13.30	6.49		0.53	[6]	0.53	[6]	3.24	[2]	550		1
12-31-2005[7]	12.50	(0.02)[1,2]		0.01	(0.01)	—	—	—	—	12.49	(0.08)[8]		0.55	[6,9]	0.55	[6,9]	(0.55)[2,9]		148		2
Series III
12-31-2009	10.70	0.53	[1,2]	0.80	1.33	(0.35)	—	—	(0.35)	11.68	12.46	[3]	0.28	[4]	0.28	[4]	4.64	[2]	137		11
12-31-2008[11]	13.19	1.89	[1,2]	(3.14)	(1.25)	(1.22)	(0.02)	—	(1.24)	10.70	(9.76)[3,8]		0.30	[4,9]	0.30	[4,9]	16.52	[2,9]	19		121

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
5Less than $0.01 per share.
6Does not include expenses of the investment companies in which the Portfolio invests.
7The inception dates for Series I and Series II shares are 11-2-05 and 7-29-05, respectively.
8Not annualized.
9Annualized.
10Less than $500,000.
11The inception date for Series III shares is 1-2-08.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
																Ratio
				Net real-												of net
				ized and								Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset		of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,		expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American Fundamental Holdings Trust
Series I
12-31-2009	7.61	0.23	[1,2]	1.82	2.05	(0.15)	—	—	(0.15)	9.51	26.88 [3,4]	0.67	[5,6]	0.63	[6]	2.64	[2]	—	[7]	3
12-31-2008	11.91	0.26	[1,2]	(3.96)	(3.70)	(0.27)	(0.33)	—	(0.60)	7.61	(30.92)[3,4]	0.69	[5,6]	0.64	[6]	2.50	[2]	—	[7]	1
12-31-2007[8]	12.50	0.24	[1,2]	(0.62)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.05)[3,4,9]	3.26	[6,10,11]	1.04	[6,10,11]	12.00	[2,11]	—	[7]	—	[9]
Series II
12-31-2009	7.62	0.14	[1,2]	1.89	2.03	(0.13)	—	—	(0.13)	9.52	26.68 [3,4]	0.82	[5,6]	0.78	[6]	1.61	[2]	1,089		3
12-31-2008	11.91	0.48	[1,2]	(4.18)	(3.70)	(0.26)	(0.33)	—	(0.59)	7.62	(30.97)[3,4]	0.84	[10]	0.79	[6]	4.98	[2]	600		1
12-31-2007[8]	12.50	0.51	[1,2]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[3,4,9]	1.25	[6,10,11]	1.20	[6,10,11]	24.93	[2,11]	58		—	[9]
Series III
12-31-2009	7.61	0.22	[1,2]	1.86	2.08	(0.18)	—	—	(0.18)	9.51	27.27 [3,4]	0.32	[5,6]	0.28	[6]	2.52	[2]	57		3
12-31-2008	11.91	0.75	[1,2]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)[3,4]	0.34	[6,10]	0.29	[5]	8.29	[2]	14		1
12-31-2007[8]	12.50	0.25	[1,2]	(0.63)	(0.38)	(0.21)	—	—	(0.21)	11.91	(3.00)[3,4,9]	2.90	[6,10]	0.70	[6,10,11]	12.35	[2,11]	—	[7]	—	[9]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Does not include expenses of the investment companies in which the Portfolio invests.
6Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
7Less than $500,000.
8The inception date for Series I, Series II and Series III shares is 10-31-07.
9Not annualized.
10Does not take into consideration expense reductions during the periods shown.
11Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
																Ratio
				Net real-												of net
				ized and								Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset		of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,		expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American Global Diversification Trust
Series I
12-31-2009	7.04	0.32	[1,2]	2.24	2.56	(0.16)	—	—	(0.16)	9.44	36.32 [3,4]	0.67	[5,6]	0.63	[5]	3.58	[1]	1		5
12-31-2008	11.88	0.23	[1,2]	(4.38)	(4.15)	(0.24)	(0.45)	—	(0.69)	7.04	(34.72)[3,4]	0.69	[5,6]	0.64	[5]	2.31	[1]	—	[7]	6
12-31-2007[8]	12.50	0.27	[1,2]	(0.67)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.17)[3,4,9]	2.85	[5,6,10]	0.93	[5,10]	13.38	[1,10]	—	[7]	—
Series II
12-31-2009	7.04	0.14	[1,2]	2.42	2.56	(0.15)	—	—	(0.15)	9.45	36.29 [3,4]	0.82	[5,6]	0.78	[5]	1.73	[1]	861		5
12-31-2008	11.88	0.35	[1,2]	(4.51)	(4.16)	(0.23)	(0.45)	—	(0.68)	7.04	(34.85)[3,4]	0.84	[5,6]	0.79	[5]	3.69	[1]	542		6
12-31-2007[8]	12.50	0.49	[1,2]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[3,4,9]	1.03	[5,6,10]	0.98	[5,10]	24.24	[1,10]	108		—
Series III
12-31-2009	7.03	0.18	[1,2]	2.42	2.60	(0.19)	—	—	(0.19)	9.44	36.92 [3,4]	0.32	[5,6]	0.28	[5]	2.18	[1]	—	[7]	5
12-31-2008	11.87	0.27	[1,2]	(4.38)	(4.11)	(0.28)	(0.45)	—	(0.73)	7.03	(34.44)[3,4]	0.34	[5,6]	0.29	[5]	2.66	[1]	—	[7]	6
12-31-2007[8]	12.50	0.28	[1,2]	(0.68)	(0.40)	(0.23)	—	—	(0.23)	11.87	(3.19)[3,4,9]	2.50	[5,6,10]	0.58	[5,10]	13.73	[1,10]	—	[7]	—

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
6Does not take into consideration expense reductions during the periods shown.
7Less than $500,000.
8The inception date for Series I, Series II and Series III shares is 10-31-07.
9Not annualized.
10Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American Global Growth Trust
Series II
12-31-2009	7.76	0.08	[1,2]	2.94	3.02	(0.08)	(0.51)	—	(0.59)	10.19	41.42	[3,4]	0.80	[5,6]	0.78	[5]	0.88	[2]	196		11
12-31-2008	13.11	0.14	[1,2]	(5.22)	(5.08)	(0.14)	(0.13)	—	(0.27)	7.76	(38.68)[3]		0.80	[5,6]	0.78	[5]	1.24	[2]	150		15
12-31-2007[7]	12.50	0.43	[1,2]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[3,8]	0.81	[5]	0.81	[5,9]	4.89	[2,9]	227		1
Series III
12-31-2009	7.74	0.20	[1,2]	2.87	3.07	(0.13)	(0.51)	—	(0.64)	10.17	42.22	[3,4]	0.30	[5,6]	0.28	[5]	2.17	[2]	2		11
12-31-2008[10]	13.07	0.66	[1,2]	(5.66)	(5.00)	(0.20)	(0.13)	—	(0.33)	7.74	(38.21)[3,4,8]		0.30	[5,6]	0.28	[5,9]	7.23	[2,9]	—	[11]	15

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
6Does not take into consideration expense reductions during the periods shown.
7The inception date for Series II shares is 5-1-07.
8Not annualized.
9Annualized.
10The inception date for Series III shares is 1-2-08.
11Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions								Ratios to average net assets
																	Ratio
			Net real-														of net
			ized and										Ratio		Ratio		investment
	Net asset	Net	unrealized	Total from						Net asset			of gross		of net		income	Net
	value,	investment	gain (loss)	investment	From net					value,			expenses		expenses		(loss) to	assets,
	beginning	income	on invest-	oper-	investment		From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	ments	ations	income		realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
American Global Small Capitalization Trust
Series II
12-31-2009	6.03	(0.02)[1,2]	3.28	3.26	—	[3]	(0.89)[3]	—	(0.89)	8.40	60.44	[4,5]	0.82	[6,7]	0.78	[6,7]	(0.30)[2]	74	27
12-31-2008	13.35	(0.08)[1,2]	(7.11)	(7.19)	—	[3]	(0.13)[3]	—	(0.13)	6.03	(53.79)[4,5]		0.83	[6,7]	0.78	[7]	(0.78)[2]	47	25
12-31-2007[8]	12.50	0.32 [1,2]	0.78 [9]	1.10	(0.16)		(0.09)	—	(0.25)	13.35	8.86	[4,10]	0.86	[7,11]	0.86	[7,11]	3.49 [2,11]	87	4
Series III
12-31-2009	6.01	0.02 [1,2]	3.26	3.28	—	[3]	(0.89)[3]	—	(0.89)	8.40	61.16	[4,5]	0.32	[6,7]	0.28	[6,7]	0.31 [2]	31	27
12-31-2008[12]	13.31	(0.02)[1,2]	(7.09)	(7.11)	—		(0.19)	—	(0.19)	6.01	(53.39)[4,5,10]		0.33	[6],[7,11]	0.28	[6],[6],[7,11]	(0.28)[2,11]	5	25

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

3Less than $0.01 per share.
4Assumes dividend reinvestment (if applicable).
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Does not take into consideration expense reductions during the periods shown.
7Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
8The inception date for Series II shares is 5-1-07.
9The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
10Not annualized.
11Annualized.
12The inception date for Series III shares is 1-2-08.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth Trust
Series I
12-31-2009	11.61	0.03	[1,2]	3.81	3.84	(0.03)	(2.16)	—	(2.19)	13.26	38.88	[3]	0.63	[4]	0.63	[4]	0.24	[1]	93	8
12-31-2008	21.65	0.11	[1,2]	(9.60)	(9.49)	(0.11)	(0.44)	—	(0.55)	11.61	(44.20)[3]		0.56	[4]	0.56	[4]	0.64	[1]	75	16
12-31-2007	21.73	0.10	[1,2]	2.44	2.54	(0.18)	(2.44)	—	(2.62)	21.65	11.93	[3]	0.37	[4]	0.37	[4]	0.43	[1]	102	9
12-31-2006	19.98	0.13	[1,2]	1.81	1.94	(0.06)	(0.13)	—	(0.19)	21.73	9.80	[3]	0.38	[5]	0.38	[5]	0.62	[1]	99	3
12-31-2005	17.28	0.10	[1,2]	2.62	2.72	—	(0.02)	—	(0.02)	19.98	15.78	[3]	0.38	[5]	0.38	[5]	0.54	[1]	57	3
Series II
12-31-2009	11.58	0.01	[1,2]	3.80	3.81	(0.01)	(2.16)	—	(2.17)	13.22	38.68	[3]	0.78	[4]	0.78	[4]	0.08	[1]	1,148	8
12-31-2008	21.57	0.07	[1,2]	(9.54)	(9.47)	(0.08)	(0.44)	—	(0.52)	11.58	(44.28)[3]		0.69	[4]	0.69	[4]	0.37	[1]	974	16
12-31-2007	21.64	0.06	[1,2]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73	[3]	0.52	[4]	0.52	[4]	0.28	[1]	1,739	9
12-31-2006	19.90	0.07	[1,2]	1.84	1.91	(0.04)	(0.13)	—	(0.17)	21.64	9.64	[3]	0.53	[5]	0.53	[5]	0.33	[1]	1,485	3
12-31-2005	17.24	0.05	[1,2]	2.63	2.68	—	(0.02)	—	(0.02)	19.90	15.59	[3]	0.53	[5]	0.53	[5]	0.25	[1]	1,134	3
Series III
12-31-2009	11.57	0.11	[1,2]	3.76	3.87	(0.08)	(2.16)	—	(2.24)	13.20	39.32	[3]	0.28	[4]	0.28	[4]	0.89	[1]	62	8
12-31-2008[6]	21.53	0.53	[1,2]	(9.87)	(9.34)	(0.18)	(0.44)	—	(0.62)	11.57	(43.75)[3]		0.29	[4]	0.29	[4]	3.80	[1]	10	16

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
5Does not include expenses of the investment companies in which the Portfolio invests.
6The inception date for Series III shares is 1-2-08.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth-Income Trust
Series I
12-31-2009	11.53	0.23	[1,2]	3.02	3.25	(0.15)	(1.08)	—	(1.23)	13.55	30.79	[3]	0.63	[4]	0.63	[4]	1.88	[1]	257	18
12-31-2008	19.53	0.22	[1,2]	(7.57)	(7.35)	(0.24)	(0.41)	—	(0.65)	11.53	(38.08)[3]		0.55	[4]	0.55	[4]	1.39	[1]	19	15
12-31-2007	20.19	0.26	[1,2]	0.66	0.92	(0.60)	(0.98)	—	(1.58)	19.53	4.64	[3]	0.37	[4]	0.37	[4]	1.24	[1]	29	5
12-31-2006	17.81	0.25	[1,2]	2.36	2.61	(0.21)	(0.02)	—	(0.23)	20.19	14.80	[3]	0.38	[5]	0.38	[5]	1.35	[1]	20	2
12-31-2005	17.00	0.27	[1,2]	0.65	0.92	(0.08)	(0.03)	—	(0.11)	17.81	5.44	[3]	0.38	[5]	0.38	[5]	1.55	[1]	14	1
Series II
12-31-2009	11.52	0.12	[1,2]	3.11	3.23	(0.13)	(1.08)	—	(1.21)	13.54	30.67	[3]	0.78	[4]	0.78	[4]	1.04	[1]	943	18
12-31-2008	19.50	0.20	[1,2]	(7.56)	(7.36)	(0.21)	(0.41)	—	(0.62)	11.52	(38.17)[3]		0.69	[4]	0.69	[4]	1.22	[1]	836	15
12-31-2007	20.14	0.22	[1,2]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	[3]	0.52	[4]	0.52	[4]	1.05	[1]	1,440	5
12-31-2006	17.77	0.22	[1,2]	2.35	2.57	(0.18)	(0.02)	—	(0.20)	20.14	14.62	[3]	0.53	[5]	0.53	[5]	1.17	[1]	1,237	2
12-31-2005	16.97	0.24	[1,2]	0.66	0.90	(0.07)	(0.03)	—	(0.10)	17.77	5.29	[3]	0.53	[5]	0.53	[5]	1.41	[1]	873	1
Series III
12-31-2009	11.50	0.26	[1,2]	3.03	3.29	(0.19)	(1.08)	—	(1.27)	13.52	31.26	[3]	0.28	[4]	0.28	[4]	2.15	[1]	70	18
12-31-2008[6]	19.30	0.84	[1,2]	(7.93)	(7.09)	(0.30)	(0.41)	—	(0.71)	11.50	(37.18)[3,7]		0.29	[4,8]	0.29	[4,8]	6.24	[1]	12	15

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
5Does not include expenses of the investment companies in which the Portfolio invests.
6The inception date for Series III shares is 1-2-08.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
																Ratio
				Net real-												of net
				ized and								Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset		of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,		expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
American High Income Bond Trust
Series II
12-31-2009	7.81	0.66	[1,2]	2.34	3.00	(0.60)	—	—	(0.60)	10.21	38.42 [3,4]	0.84	[5,6]	0.78	[6]	7.15	[2]	58		19
12-31-2008	11.33	0.68	[1,2]	(3.46)	(2.78)	(0.74)	—	—	(0.74)	7.81	(24.39)[3,4]	0.86	[5,6]	0.78	[6]	6.45	[2]	34		26
12-31-2007[7]	12.50	1.58	[1,2]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[3,8]	0.96	[9]	0.96	[6,9]	19.47	[2,9]	46		3
Series III
12-31-2009	7.80	2.33	[1,2]	0.71	3.04	(0.65)	—	—	(0.65)	10.19	39.19 [3,4]	0.34	[5,6]	0.28	[6]	22.94		17		19
12-31-2008[10]	11.32	2.53	[1,2]	(5.26)	(2.73)	(0.79)	—	—	(0.79)	7.80	(23.93)[3,4,8]	0.36	[5],[6,9]	0.28	[6,9]	26.70	[2,9]	—	[11]	26

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Does not take into consideration expense reductions during the periods shown.
6Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
7The inception date for Series II shares is 5-1-07.
8Not annualized.
9Annualized.
10The inception date for Series III shares is 1-2-08.
11Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American International Trust
Series I
12-31-2009	14.31	0.17	[1,2]	4.60	4.77	(0.15)	(3.41)	—	(3.56)	15.52	42.59	[3]	0.63	[4]	0.63	[4]	1.19	[2]	101		10
12-31-2008	26.71	0.39	[1,2]	(11.51)	(11.12)	(0.51)	(0.77)	—	(1.28)	14.31	(42.37)[3]		0.55	[4]	0.55	[4]	1.86	[2]	69		18
12-31-2007	24.92	0.33	[1,2]	4.37	4.70	(0.43)	(2.48)	—	(2.91)	26.71	19.58	[3]	0.37	[4]	0.37	[4]	1.23	[2]	106		10
12-31-2006	21.44	0.36	[1,2]	3.57	3.93	(0.21)	(0.24)	—	(0.45)	24.92	18.53	[3]	0.38	[5]	0.38	[5]	1.56	[2]	70		6
12-31-2005	19.37	0.34	[1,2]	3.40	3.74	(0.14)	(1.53)	—	(1.67)	21.44	21.07	[3]	0.38	[5]	0.38	[5]	1.75	[2]	35		6
Series II
12-31-2009	14.30	0.13	[1,2]	4.62	4.75	(0.13)	(3.41)	—	(3.54)	15.51	42.41	[3]	0.78	[4]	0.78	[4]	0.91	[2]	760		10
12-31-2008	26.67	0.31	[1,2]	(11.43)	(11.12)	(0.48)	(0.77)	—	(1.25)	14.30	(42.47)[3]		0.69	[4]	0.69	[4]	1.46	[2]	637		18
12-31-2007	24.86	0.27	[1,2]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41	[3]	0.52	[4]	0.52	[4]	1.01	[2]	1,168		10
12-31-2006	21.40	0.30	[1,2]	3.58	3.88	(0.18)	(0.24)	—	(0.42)	24.86	18.32	[3]	0.53	[5]	0.53	[5]	1.30	[2]	951		6
12-31-2005	19.34	0.25	[1,2]	3.45	3.70	(0.11)	(1.53)	—	(1.64)	21.40	20.87	[3]	0.53	[5]	0.53	[5]	1.31	[2]	624		6
Series III
12-31-2009	14.27	0.64	[1,2]	4.18	4.82	(0.21)	(3.41)	—	(3.62)	15.47	43.14	[3]	0.28	[4]	0.28	[4]	4.36	[2]	10		10
12-31-2008[6]	26.60	1.07	[1,2]	(12.03)	(10.96)	(0.60)	(0.77)	—	(1.37)	14.27	(41.97)[3,7]		0.29	[4,8]	0.29	[4,8]	6.08	[2,8]	—	[9]	18

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).
4Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
5Does not include expenses of the investment companies in which the Portfolio invests.
6The inception date for Series III shares is 1-2-08.
7Not annualized.
8Annualized.
9Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
American New World Trust
Series I
12-31-2009[1]	8.94	0.24	[2,3]	2.78	3.02	(0.12)	—	—	(0.12)	11.84	33.73	[4,5,6]	0.66	[7,8,9]	0.63	[7,8]	3.27	[3,7]	2		22
Series II
12-31-2009	8.15	0.12	[2,3]	3.80	3.92	(0.10)	(0.13)	—	(0.23)	11.84	48.82	[4,6]	0.84	[8,9]	0.78	[8]	1.17	[3]	77		22
12-31-2008	14.76	0.10	[2,3]	(6.40)	(6.30)	(0.13)	(0.18)	—	(0.31)	8.15	(42.66)[4,6]		0.83	[8,9]	0.78	[8]	0.82	[3]	41		60
12-31-2007[10]	12.50	0.56	[2,3]	2.02	2.58	(0.23)	(0.09)	—	(0.32)	14.76	20.73	[4,5]	0.88	[7,8]	0.88	[7,8]	5.79	[3,7]	83		8
Series III
12-31-2009	8.13	0.24	[2,3]	3.73	3.97	(0.16)	(0.13)	—	(0.29)	11.81	49.55	[4,6]	0.34	[8,9]	0.28	[8]	2.31	[3]	2		22
12-31-2008[11]	14.71	0.47	[2,3]	(6.68)	(6.21)	(0.19)	(0.18)	—	(0.37)	8.13	(42.16)[4,5,6]		0.33	[7,8,9]	0.28	[7,8]	4.60	[3,7]	—	[12]	60

1The inception date for Series I shares is 5-6-09.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4Assumes dividend reinvestment (if applicable).
5Not annualized.
6Total returns would have been lower had certain expenses not been reduced during the periods shown.
7Annualized.
8Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.82%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
9Does not take into consideration expense reductions during the periods shown.
10The inception date for Series II shares is 5-1-07.
11The inception date for Series III shares is 1-2-08.
12Less than $500,000.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Balanced Trust
Series I
12-31-2009[1]	12.50	0.11	[2]	2.58	2.69	(0.13)	(0.23)	—	(0.36)	14.83	21.52	[3,4,5]	1.23	[6,7]	1.06	[6]	1.12	[6]	—	[8]	83	[9]
Series NAV
12-31-2009[1]	12.50	0.11	[2]	2.59	2.70	(0.14)	(0.23)	—	(0.37)	14.83	21.58	[3,4,5]	1.18	[6,7]	1.01	[6]	1.18	[6]	33		83	[9]

1The inception date for Series I and Series NAV shares is 4-30-09.
2Based on the average daily shares outstanding.
3Not annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Assumes dividend reinvestment (if applicable).
6Annualized.
7Does not take into consideration expense reductions during the periods shown.
8Less than $500,000.
9The Portfolio turnover rates including the effect of “TBA” (to be announced) for the period ended was 89%.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Blue Chip Growth Trust
Series I
12-31-2009	12.23	0.02	[1]	5.22	5.24	(0.02)	—	—	(0.02)	17.45	42.89	[2,3]	0.89	[4]	0.86		0.11	335	64
12-31-2008	21.70	0.03	[1]	(9.14)	(9.11)	(0.05)	(0.31)	—	(0.36)	12.23	(42.53)[2,3]		0.90	[4]	0.87		0.18	281	58
12-31-2007	19.39	0.08	[1]	2.38	2.46	(0.15)	—	—	(0.15)	21.70	12.75	[2,3,5]	0.88	[4]	0.85		0.40	593	34
12-31-2006	17.73	0.10	[1]	1.60	1.70	(0.04)	—	—	(0.04)	19.39	9.58	[2,3,6]	0.88	[4]	0.86		0.53	668	37
12-31-2005	16.86	0.04	[1]	0.90	0.94	(0.07)	—	—	(0.07)	17.73	5.60	[2,3]	0.92	[4]	0.89		0.24	769	65	[7]
Series II
12-31-2009	12.21	(0.01)[1]		5.20	5.19	(0.01)	—	—	(0.01)	17.39	42.56	[2,3]	1.09	[4]	1.06		(0.09)	131	64
12-31-2008	21.65	—	[1,8]	(9.11)	(9.11)	(0.02)	(0.31)	—	(0.33)	12.21	(42.63)[2,3]		1.10	[4]	1.07		(0.02)	102	58
12-31-2007	19.32	0.04	[1]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[2,3,5]	1.08	[4]	1.05		0.21	176	34
12-31-2006	17.68	0.06	[1]	1.59	1.65	(0.01)	—	—	(0.01)	19.32	9.31	[2,3,6]	1.08	[4]	1.06		0.32	176	37
12-31-2005	16.78	0.01	[1]	0.89	0.90	—	—	—	—	17.68	5.36	[3]	1.12	[4]	1.09		0.04	181	65	[7]
Series NAV
12-31-2009	12.20	0.03	[1]	5.21	5.24	(0.03)	—	—	(0.03)	17.41	42.97	[2,3]	0.84	[4]	0.81		0.18	1,135	64
12-31-2008	21.66	0.04	[1]	(9.12)	(9.08)	(0.07)	(0.31)	—	(0.38)	12.20	(42.52)[2,3]		0.85	[4]	0.82		0.23	1,299	58
12-31-2007	19.36	0.10	[1]	2.37	2.47	(0.17)	—	—	(0.17)	21.66	12.81	[2,3,5]	0.83	[4]	0.80		0.46	2,491	34
12-31-2006	17.71	0.10	[1]	1.59	1.69	(0.04)	—	—	(0.04)	19.36	9.59	[2,3,6]	0.83	[4]	0.81		0.56	1,880	37
12-31-2005[9]	16.32	0.04	[1]	1.45	1.49	(0.10)	—	—	(0.10)	17.71	9.19	[2,3,10]	0.87	[4,11]	0.84	[11]	0.28 [11]	1,480	65	[7]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Blue Chip Growth Series I	$0.01	12.70%
Blue Chip Growth Series II	— [8]	12.51%
Blue Chip Growth Series NAV	0.01	12.76%

6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7Excludes merger activity.
8Less than $0.005 per share.
9The inception date for Series NAV shares is 2-28-05.
10Not annualized.
11Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Bond Trust
Series NAV
12-31-2009[1]	12.50	0.18	[2]	0.23	0.41	(0.03)	—	—	(0.03)	12.88	3.24	[3,4,5]	0.67	[6,7]	0.67	[6]	3.31	[6]	1,429	67

1The inception date for Class NAV shares is 7-29-09.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Not annualized.
6Annualized.
7Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Capital Appreciation Trust
Series I
12-31-2009	6.27	0.02	[1]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.29	[2,3]	0.80	[4]	0.80		0.26	136	106
12-31-2008	10.05	0.04	[1]	(3.78)	(3.74)	(0.04)	—	—	(0.04)	6.27	(37.22)[2]		0.81		0.81		0.41	114	97
12-31-2007	9.07	0.03	[1]	1.02	1.05	(0.03)	(0.04)	—	(0.07)	10.05	11.61	[2,3,5]	0.82	[4]	0.82		0.31	227	73
12-31-2006	10.02	0.01	[1]	0.20	0.21	—	(1.16)	—	(1.16)	9.07	2.26	[2,3,6]	0.83	[4]	0.83		0.11	263	114	[7]
12-31-2005	8.79	(0.01)[1]		1.24	1.23	—	—	—	—	10.02	13.99		0.95		0.95		(0.10)	52	101
Series II
12-31-2009	6.22	—	[1,8]	2.61	2.61	— [8]	—	—	— [8]	8.83	42.04	[2,3]	1.00	[4]	1.00		0.06	71	106
12-31-2008	9.96	0.02	[1]	(3.74)	(3.72)	(0.02)	—	—	(0.02)	6.22	(37.36)[2]		1.01		1.01		0.21	52	97
12-31-2007	8.99	0.01	[1]	1.01	1.02	(0.01)	(0.04)	—	(0.05)	9.96	11.36	[2,3,5]	1.02	[4]	1.02		0.11	97	73
12-31-2006	9.96	(0.01)[1]		0.20	0.19	—	(1.16)	—	(1.16)	8.99	2.06	[2,3,6]	1.03	[4]	1.03		(0.09)	113	114	[7]
12-31-2005	8.76	(0.02)[1]		1.22	1.20	—	—	—	—	9.96	13.70		1.15		1.15		(0.27)	47	101
Series NAV
12-31-2009	6.27	0.02	[1]	2.63	2.65	(0.02)	—	—	(0.02)	8.90	42.36	[2,3]	0.75	[4]	0.75		0.31	791	106
12-31-2008	10.06	0.04	[1]	(3.78)	(3.74)	(0.05)	—	—	(0.05)	6.27	(37.23)[2]		0.76		0.76		0.46	526	97
12-31-2007	9.08	0.03	[1]	1.03	1.06	(0.04)	(0.04)	—	(0.08)	10.06	11.69	[2,3,5]	0.77	[4]	0.77		0.36	780	73
12-31-2006	10.02	0.01	[1]	0.21	0.22	—	(1.16)	—	(1.16)	9.08	2.38	[2,3,6]	0.78	[4]	0.78		0.15	627	114	[7]
12-31-2005[9]	8.51	(0.01)[1]		1.53	1.52	(0.01)	—	—	(0.01)	10.02	17.88	[2,10]	0.88	[11]	0.88	[11]	(0.18)[11]	207	101

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
Portfolio	Year Ended 12-31-2007		Year Ended 12-31-2007

Capital Appreciation Series I	—	[8]	11.61%
Capital Appreciation Series II	—	[8]	11.36%
Capital Appreciation Series NAV	$0.01		11.58%

6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7Excludes merger activity.
8Less than $0.005 per share.
9The inception date for Series NAV shares is 2-28-05.
10Not annualized.
11Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Capital Appreciation Value Trust
Series I
12-31-2009	9.02	0.20	[1]	2.52	2.72	(0.22)	(0.05)	—	(0.27)	11.47	30.06	[2,3]	1.05	[4]	1.01		1.93		1		101
12-31-2008[5]	12.50	0.15	[1]	(3.56)	(3.41)	(0.07)	—	—	(0.07)	9.02	(27.26)[2,3,6]		1.22	[4,7]	1.18	[7]	2.01	[7]	—	[8]	55	[9]
Series II
12-31-2009	9.02	0.17	[1]	2.52	2.69	(0.20)	(0.05)	—	(0.25)	11.46	29.84	[2,3]	1.25	[4]	1.21		1.70		337		101
12-31-2008[5]	12.50	0.16	[1]	(3.58)	(3.42)	(0.06)	—	—	(0.06)	9.02	(27.37)[2,3,6]		1.42	[4,7]	1.38	[7]	2.46	[7]	141		55	[9]
Series NAV
12-31-2009	9.02	0.19	[1]	2.52	2.71	(0.22)	(0.05)	—	(0.27)	11.46	30.12	[2,3]	1.00	[4]	0.96		1.89		3		101
12-31-2008[5]	12.50	0.16	[1]	(3.56)	(3.40)	(0.08)	—	—	(0.08)	9.02	(27.23)[2,3,6]		1.17	[4,7]	1.13	[7]	2.26	[7]	1		55	[9]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series I, Series II and Series NAV shares is 4-28-08.
6Not annualized.
7Annualized.
8Less than $500,000.
9The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the period ended is 63%.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Allocation Trust
Series I
12-31-2009[1]	12.50	0.46	[2]	2.33	2.79	(0.24)	(0.29)	—	(0.53)	14.76	22.25	[3,4,5]	0.50	[6,7,8]	0.12	[6,7]	4.77	[6]	4	18
Series II
12-31-2009[1]	12.50	0.37	[2]	2.40	2.77	(0.21)	(0.29)	—	(0.50)	14.77	22.10	[3,4,5]	0.70	[6,7,8]	0.32	[6,7]	3.84	[6]	31	18

1The inception date for Series I and Series II shares is 5-1-09.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Not annualized.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Annualized.
7Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 1.06% based on the mix of underlying funds held by the portfolio for 2009.
8Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																Ratio
				Net real-												of net
				ized and									Ratio		Ratio	investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net	income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses	(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Core Allocation Plus Trust
Series I
12-31-2009	8.50	0.11	[1]	2.03	2.14	(0.16)	(0.35)	—	(0.51)	10.13	25.20	[2,3]	1.12		1.12	1.16	25	213	[4]
12-31-2008[5]	12.50	0.12	[1]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[2,6]		1.63	[7]	1.63	1.12	11	97	[4]
Series II
12-31-2009	8.50	0.09	[1]	2.04	2.13	(0.14)	(0.35)	—	(0.49)	10.14	25.10	[2,3]	1.32		1.32	0.98	157	213	[4]
12-31-2008[5]	12.50	0.09	[1]	(4.05)	(3.96)	(0.04)	—	—	(0.04)	8.50	(31.67)[2,6]		1.83	[7]	1.83	0.92	56	97	[4]
Series NAV
12-31-2009	8.49	0.12	[1]	2.03	2.15	(0.16)	(0.35)	—	(0.51)	10.13	25.41	[2,3]	1.07		1.07	1.23	22	213	[4]
12-31-2008[5]	12.50	0.13	[1]	(4.07)	(3.94)	(0.07)	—	—	(0.07)	8.49	(31.53)[2,6]		1.59	[7]	1.59	1.15	4	97

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Assumes dividend reinvestment (if applicable).
4The Portfolio turnover rate including the effect of “TBA” (to be announced) is 213% and 122% for the year ended 12-31-09 and 12-31-08, respectively.
5The inception date for Series I, Series II and Series NAV shares is 1-2-08.
6Not annualized.
7Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Balanced Trust
Series I
12-31-2009[1]	12.50	0.39	[2]	2.29	2.68	(0.18)	(0.07)	—	(0.25)	14.93	21.41	[3,4,5]	0.36	[6,7]	0.12	[6]	4.02	[6]	5	4
Series II
12-31-2009[1]	12.50	0.28	[2]	2.38	2.66	(0.15)	(0.07)	—	(0.22)	14.94	21.26	[3,4,5]	0.56	[6,7]	0.32	[6]	2.95	[6]	49	4

1The inception date for Series I and Series II shares is 5-1-09.
2Based on the average daily shares outstanding.
3Not annualized.
4Assumes dividend reinvestment (if applicable).
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Annualized.
7Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Balanced Strategy Trust
Series NAV
12-31-2009[1]	12.50	0.70	[2,3]	0.63	1.33	(0.25)	—	—	(0.25)	13.58	10.65	[4,5,6]	8.95	[7,8,9]	0.04	[7]	11.59	[7]	3	14

1Period from 7-24-09 (inception date) to 12-31-09.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4Assumes dividend reinvestment (if applicable).
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Not annualized.
7Annualized.
8Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.49% – 1.01%, 0.25% – 0.73% and 0.33% – 0.89%, based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007, respectively.
9Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Bond Trust
Series I
12-31-2009	12.33	0.48	[1]	0.74	1.22	(0.31)	—	—	(0.31)	13.24	9.93	[2,3]	0.74	[4]	0.74		3.72		2		462	[5]
12-31-2008	12.55	0.56	[1]	(0.14)	0.42	(0.64)	—	—	(0.64)	12.33	3.38	[2,3]	0.85	[4]	0.85		4.52		1		467	[5]
12-31-2007	12.68	0.59	[1]	0.18	0.77	(0.90)	—	—	(0.90)	12.55	6.26	[2,3]	0.80	[4]	0.79		4.71		—	[6]	336	[5]
12-31-2006	12.64	0.56	[1]	(0.11)	0.45	(0.41)	—	—	(0.41)	12.68	3.72	[2,3]	0.84	[4]	0.84		4.50		—	[6]	359
12-31-2005[7]	12.50	0.34	[1]	(0.20)	0.14	—	—	—	—	12.64	1.12	[8]	0.93	[9]	0.93	[9]	4.01	[9]	—	[6]	619	[8]
Series II
12-31-2009	12.33	0.46	[1]	0.72	1.18	(0.28)	—	—	(0.28)	13.23	9.61	[2,3]	0.93	[4]	0.93		3.53		12		462	[5]
12-31-2008	12.54	0.53	[1]	(0.13)	0.40	(0.61)	—	—	(0.61)	12.33	3.23	[2,3]	1.03	[4]	1.03		4.28		9		467	[5]
12-31-2007	12.66	0.57	[1]	0.17	0.74	(0.86)	—	—	(0.86)	12.54	5.98	[2,3]	1.00	[4]	1.00		4.50		4		336	[5]
12-31-2006	12.61	0.53	[1]	(0.09)	0.44	(0.39)	—	—	(0.39)	12.66	3.61	[2,3]	1.04	[4]	1.04		4.28		2		359
12-31-2005[7]	12.50	0.31	[1]	(0.20)	0.11	—	—	—	—	12.61	0.88	[8]	1.11	[9]	1.11	[9]	3.49	[9]	1		619	[8]
Series NAV
12-31-2009	12.30	0.47	[1]	0.75	1.22	(0.32)	—	—	(0.32)	13.20	9.94	[2,3]	0.65	[4]	0.65		3.64		1,086		462	[5]
12-31-2008	12.52	0.57	[1]	(0.14)	0.43	(0.65)	—	—	(0.65)	12.30	3.44	[2,3]	0.77	[4]	0.77		4.50		253		467	[5]
12-31-2007	12.66	0.60	[1]	0.17	0.77	(0.91)	—	—	(0.91)	12.52	6.28	[2,3]	0.75	[4]	0.74		4.75		284		336	[5]
12-31-2006	12.62	0.56	[1]	(0.10)	0.46	(0.42)	—	—	(0.42)	12.66	3.84	[2,3]	0.79	[4]	0.79		4.48		222		359
12-31-2005[7]	12.50	0.30	[1]	(0.18)	0.12	—	—	—	—	12.62	0.96	[8]	0.82	[9]	0.82	[9]	3.55	[9]	153		619	[8]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 924% for 12-31-2009, 1,049% for 12-31-2008 and 621% for 12-31-2007.
6Less than $500,000.
7The inception date for Series I, Series II and Series NAV shares is 4-29-05.
8Not annualized.
9Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Disciplined Diversification Trust
Series II
12-31-2009[1]	12.50	0.47	[2,3]	2.66	3.13	(0.25)	(0.06)	—	(0.31)	15.32	25.02	[4,5,6]	0.54	[7,8]	0.32	[7,9]	4.74	[3,7]	62	8

1The inception date for Series II shares is 5-1-09.
2Based on the average daily shares outstanding.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

3Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4Not annualized.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Assumes dividend reinvestment (if applicable).
7Annualized.
8Does not take into consideration expense reductions during the periods shown.
9Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.49% – 0.70%, based on the mix of underlying funds held by the portfolio for 2009.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Diversified Growth & Income Trust
Series I
12-31-2009	8.71	0.74	[1,2]	1.88	2.62	(0.18)	—	—	(0.18)	11.15	30.07	[3,4]	5.91	[5,6]	0.51	[5]	7.06	[2]	1		157
12-31-2008[7]	12.50	0.23	[1,2]	(3.79)	(3.56)	(0.23)	—	—	(0.23)	8.71	(28.43)[3,4,8]		5.68	[5,6,9]	0.66	[5,9]	4.41	[2,9]	—	[10]	7
Series II
12-31-2009	8.71	0.14	[1,2]	2.46	2.60	(0.16)	—	—	(0.16)	11.15	29.87	[3,4]	6.06	[5,6]	0.77	[5]	1.47	[2]	1		157
12-31-2008[7]	12.50	0.22	[1,2]	(3.79)	(3.57)	(0.22)	—	—	(0.22)	8.71	(28.49)[3,4,8]		5.83	[5,6,9]	0.82	[5,9]	4.26	[2,9]	1		7
Series III
12-31-2009	8.71	0.19	[1,2]	2.46	2.65	(0.22)	—	—	(0.22)	11.14	30.42	[3,4]	5.56	[5,6]	0.29	[5]	1.96	[2]	—	[10]	157
12-31-2008[7]	12.50	0.25	[1,2]	(3.79)	(3.54)	(0.25)	—	—	(0.25)	8.71	(28.27)[3,4,8]		5.33	[5,6,9]	0.31	[5,9]	4.77	[2,9]	—	[10]	7
Series NAV
12-31-2009	8.70	0.21	[1,2]	2.46	2.67	(0.24)	—	—	(0.24)	11.13	30.79	[3,4]	5.32	[5,6]	0.07	[5]	2.19	[2]	—	[10]	157
12-31-2008[7]	12.50	0.26	[1,2]	(3.80)	(3.54)	(0.26)	—	—	(0.26)	8.70	(28.24)[3,4,8]		5.09	[5,6,9]	0.06	[5,9]	5.02	[2,9]	—	[10]	7

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.59% and 0.25% – 0.73% based on the mix of underlying funds held by the portfolio for 2009 and 2008, respectively.
6Does not take into consideration expense reductions during the periods shown.
7The inception date for Seies I, Series II, Series III and Series NAV shares is 7-1-08.
8Not annualized.
9Annualized.
10Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Fundamental Holdings Trust
Series II
12-31-2009[1]	12.50	0.40	[2,3]	1.98	2.38	(0.20)	(0.01)	—	(0.21)	14.67	19.05	[4,5]	0.74	[6,7]	0.60	[6,8]	4.21	[2,6]	105	11
Series III
12-31-2009[1]	12.50	0.42	[2,3]	2.00	2.42	(0.26)	(0.01)	—	(0.27)	14.65	19.35	[4,5]	0.34	[6,7]	0.20	[6,8]	4.42	[2,6]	9	11

1The inception date for Series II and Series III shares is 5-1-09.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Based on the average daily shares outstanding.
4Not annualized.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Annualized.
7Does not take into consideration expense reductions during the periods shown.
8Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.54% based on the mix of underlying funds held by the portfolio for 2009.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
Ratio
				Net real-														of net
				ized and										Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from						Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net					value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Global Diversification Trust
Series II
12-31-2009[1]	12.50	0.45	[2,3]	2.46	2.91	(0.20)	—	[4]	—	(0.20)	15.21	23.26	[5,6,7]	0.74	[8,9]	0.60	[8,10]	4.49	[3,8]	129	20
Series III
12-31-2009[1]	12.50	0.50	[2,3]	2.45	2.95	(0.26)	—	[4]	—	(0.26)	15.19	23.58	[5,6,7]	0.34	[8,9]	0.20	[8,10]	5.02	[3,8]	6	20

1The inception date for Series II and Series III shares is 5-1-09.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4Less than $0.005 per share.
5Assumes dividend reinvestment (if applicable).
6Not annualized.
7Total returns would have been lower had certain expenses not been reduced during the periods shown.
8Annualized.
9Does not take into consideration expense reductions during the periods shown.
10Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.56% based on the mix of underlying funds held by the portfolio for 2009.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Core Strategy Trust
Series I
12-31-2009	9.67	0.18	[1,2]	1.92	2.10	(0.18)	(0.08)	—	(0.26)	11.51	21.87	[3,4]	0.13	[5,6]	0.07	[7]	1.80	[2]	—	[8]	22
12-31-2008[9]	13.09	0.14	[1,2]	(3.40)	(3.26)	(0.15)	(0.01)	—	(0.16)	9.67	(24.84)[3,4,10]		0.15	[5,6,11]	0.07	[5,7,11]	1.79	[2,11]	—		5	[10]
Series II
12-31-2009	9.70	0.18	[1,2]	1.91	2.09	(0.16)	(0.08)	—	(0.24)	11.55	21.65	[3,4]	0.33	[5,6]	0.27		1.72	[2]	588		22
12-31-2008	13.39	0.15	[1,2]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70	(26.47)[3,4]		0.35	[5,6]	0.27		1.31	[2]	354		5
12-31-2007	13.37	0.45	[1,2]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39	6.55	[3,4]	0.33	[5,6]	0.27		3.23	[2]	337		2
12-31-2006[12]	12.50	0.28	[1,2]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37	9.50	[3,4,10]	0.39	[5,6,11]	0.27		2.41	[2,11]	109		3	[10]
Series NAV
12-31-2009	9.67	0.43	[1,2]	1.68	2.11	(0.19)	(0.08)	—	(0.27)	11.51	21.93	[3,4]	0.08	[5,6]	0.02		3.97	[2]	9		22
12-31-2008[9]	13.09	0.27	[1,2]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67	(24.82)[3,4,10]		0.10	[5,6,11]	0.02		3.85	[2,11]	—	[8]	5	[10]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
6Does not take into consideration expense reductions during the periods shown.
7Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Index Allocation

12/31/2009	0.49%–0.51%
12/31/2008	0.49%–0.57%
12/31/2007	0.49%–0.55%

8Less than $500,000.
9The inception date for Series I and Series NAV shares is 4-28-08.
10Not annualized.
11Annualized.
12The inception date for Series II shares is 2-10-06.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Disciplined Diversification Trust
Series I
12-31-2009	8.90	0.16	[1]	2.26	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.22	[2,3]	0.94	[4]	0.75		1.72		—	[5]	71
12-31-2008[6]	12.50	0.19	[1]	(3.67)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.87)[2,7]		1.04	[4,8,9]	0.75	[9]	2.63	[9]	1		7	[7]
Series II
12-31-2009	8.91	0.16	[1]	2.24	2.40	(0.19)	(0.08)	—	(0.27)	11.04	26.96	[2,3]	1.14	[4]	0.95		1.58		221		71
12-31-2008[6]	12.50	0.15	[1]	(3.64)	(3.49)	(0.09)	(0.01)	—	(0.10)	8.91	(27.96)[2,7]		1.24	[4,8,9]	0.95	[9]	2.13	[9]	117		7	[7]
Series NAV
12-31-2009	8.90	0.17	[1]	2.25	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.27	[2,3]	0.89	[4]	0.70		1.66		46		71
12-31-2008[6]	12.50	0.16	[1]	(3.64)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.83)[2,7]		0.99	[4,8,9]	0.70	[9]	2.40	[9]	2		7	[7]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Less than $500,000.
6The inception date for Series I, Series II and Series NAV shares is 4-28-08.
7Not annualized.
8Does not include expenses of the investment companies in which the Portfolio invests.
9Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Emerging Markets Value Trust
Series I
12-31-2009	6.74	0.07	[1]	6.73	6.80	(0.01)	(0.01)	—	(0.02)	13.52	101.12	[2,3]	1.13	[4]	1.13	[4]	0.68		8	58
12-31-2008	14.64	0.25	[1]	(7.86)	(7.61)	(0.26)	(0.03)	—	(0.29)	6.74	(52.17)[2,3]		1.14	[4]	1.14		2.53		3	19
12-31-2007[5]	12.50	0.14	[1]	2.41	2.55	(0.09)	(0.32)	—	(0.41)	14.64	20.57	[2,3,6]	1.14	[4,7]	1.13	[7]	1.46	[7]	1	9
Series NAV
12-31-2009	6.73	0.08	[1]	6.72	6.80	(0.01)	(0.01)	—	(0.02)	13.51	101.36	[2,3]	1.08	[4]	1.08	[4]	0.84		1,028	58
12-31-2008	14.56	0.27	[1]	(7.80)	(7.53)	(0.27)	(0.03)	—	(0.30)	6.73	(51.93)[2,3]		1.09	[4]	1.09		2.42		300	19
12-31-2007[5]	12.50	0.15	[1]	2.33	2.48	(0.10)	(0.32)	—	(0.42)	14.56	19.94	[2,3,6]	1.09	[4,7]	1.08	[7]	1.61	[7]	517	9

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series I and Series NAV shares is 5-1-07.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

6Not annualized.
7Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Equity-Income Trust
Series I
12-31-2009	9.96	0.22	[1]	2.32	2.54	(0.23)	—	—	(0.23)	12.27	25.72	[2,3]	0.90	[4]	0.86		2.17		352	42	[5]
12-31-2008	16.47	0.34	[1]	(6.14)	(5.80)	(0.35)	(0.36)	—	(0.71)	9.96	(35.96)[2,3]		0.91	[4]	0.87		2.48		344	32
12-31-2007	18.52	0.32	[1]	0.28	0.60	(0.54)	(2.11)	—	(2.65)	16.47	3.35	[2,3,6]	0.89	[4]	0.86		1.73		694	25
12-31-2006	16.87	0.27	[1]	2.75	3.02	(0.27)	(1.10)	—	(1.37)	18.52	19.02	[2,3,7]	0.89	[4]	0.87		1.60		830	16
12-31-2005	17.04	0.25	[1]	0.38	0.63	(0.21)	(0.59)	—	(0.80)	16.87	3.92	[2,3]	0.91	[4]	0.89		1.53		846	48	[5]
Series II
12-31-2009	9.93	0.20	[1]	2.32	2.52	(0.21)	—	—	(0.21)	12.24	25.54	[2,3]	1.10	[4]	1.06		1.96		172	42	[5]
12-31-2008	16.42	0.32	[1]	(6.14)	(5.82)	(0.31)	(0.36)	—	(0.67)	9.93	(36.16)[2,3]		1.11	[4]	1.07		2.30		147	32
12-31-2007	18.44	0.28	[1]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[2,3,6]	1.09	[4]	1.06		1.54		278	25
12-31-2006	16.81	0.24	[1]	2.73	2.97	(0.24)	(1.10)	—	(1.34)	18.44	18.76	[2,3,7]	1.09	[4]	1.07		1.40		320	16
12-31-2005	16.96	0.22	[1]	0.38	0.60	(0.16)	(0.59)	—	(0.75)	16.81	3.72	[2,3]	1.11	[4]	1.08		1.35		304	48	[5]
Series NAV
12-31-2009	9.93	0.22	[1]	2.32	2.54	(0.24)	—	—	(0.24)	12.23	25.75	[2,3]	0.85	[4]	0.81		2.13		1,390	42	[5]
12-31-2008	16.43	0.35	[1]	(6.13)	(5.78)	(0.36)	(0.36)	—	(0.72)	9.93	(35.94)[2,3]		0.86	[4]	0.82		2.55		808	32
12-31-2007	18.49	0.33	[1]	0.28	0.61	(0.56)	(2.11)	—	(2.67)	16.43	3.39	[2,3,6]	0.84	[4]	0.81		1.79		1,431	25
12-31-2006	16.85	0.28	[1]	2.74	3.02	(0.28)	(1.10)	—	(1.38)	18.49	19.05	[2,3,7]	0.84	[4]	0.82		1.65		1,290	16
12-31-2005[8]	17.11	0.23	[1]	0.34	0.57	(0.24)	(0.59)	—	(0.83)	16.85	3.57	[2,3,9]	0.86	[4,10]	0.83	[10]	1.64	[10]	1,189	48	[5]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Excludes merger activity.
6Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Equity-Income Series I	— [11]	3.35%
Equity-Income Series II	$0.01	3.10%
Equity-Income Series NAV	— [11]	3.39%

7An affiliate of the Portfolio made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
8The inception date for Series NAV shares is 2-28-05.
9Not annualized.
10Annualized.
11Less than $0.005 per share.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Financial Services Trust
Series I
12-31-2009	7.53	0.05	[1]	3.06	3.11	(0.06)	—	—	(0.06)	10.58	41.41	[2,3]	0.96	[4]	0.96		0.63		45	61
12-31-2008	14.54	0.10	[1]	(6.34)	(6.24)	(0.09)	(0.68)	—	(0.77)	7.53	(44.65)[2,3]		0.95	[4]	0.95		0.91		33	11
12-31-2007	18.78	0.13	[1]	(1.45)	(1.32)	(0.24)	(2.68)	—	(2.92)	14.54	(6.82)[2,3,5]		0.91	[4]	0.91		0.68		52	12
12-31-2006	15.31	0.10	[1]	3.43	3.53	(0.06)	— [6]	—	(0.06)	18.78	23.12	[2,3,7]	0.91	[4]	0.91		0.58		80	12
12-31-2005	14.00	0.07	[1]	1.29	1.36	(0.05)	—	—	(0.05)	15.31	9.78	[2,3]	1.01	[4]	0.99		0.47		54	51
Series II
12-31-2009	7.51	0.04	[1]	3.04	3.08	(0.05)	—	—	(0.05)	10.54	40.98	[2,3]	1.16	[4]	1.16		0.43		34	61
12-31-2008	14.48	0.08	[1]	(6.30)	(6.22)	(0.07)	(0.68)	—	(0.75)	7.51	(44.75)[2,3]		1.15	[4]	1.15		0.71		26	11
12-31-2007	18.67	0.09	[1]	(1.43)	(1.34)	(0.17)	(2.68)	—	(2.85)	14.48	(6.93)[2,3,5]		1.11	[4]	1.11		0.49		43	12
12-31-2006	15.24	0.06	[1]	3.40	3.46	(0.03)	— [6]	—	(0.03)	18.67	22.77	[2,3,7]	1.11	[4]	1.11		0.38		62	12
12-31-2005	13.93	0.04	[1]	1.30	1.34	(0.03)	—	—	(0.03)	15.24	9.62	[2,3]	1.21	[4]	1.19		0.27		44	51
Series NAV
12-31-2009	7.52	0.06	[1]	3.06	3.12	(0.07)	—	—	(0.07)	10.57	41.53	[2,3]	0.91	[4]	0.91		0.68		25	61
12-31-2008	14.53	0.11	[1]	(6.34)	(6.23)	(0.10)	(0.68)	—	(0.78)	7.52	(44.63)[2,3]		0.90	[4]	0.90		0.97		20	11
12-31-2007	18.77	0.14	[1]	(1.45)	(1.31)	(0.25)	(2.68)	—	(2.93)	14.53	(6.74)[2,3,5]		0.86	[4]	0.86		0.75		42	12
12-31-2006	15.31	0.10	[1]	3.43	3.53	(0.07)	— [6]	—	(0.07)	18.77	23.16	[2,3,7]	0.86	[4]	0.86		0.63		55	12
12-31-2005[8]	13.32	0.05	[1]	1.94	1.99	—	—	—	—	15.31	14.94	[3,9]	0.92	[4,10]	0.88	[10]	0.52	[10]	54	51

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share		Total Return Excluding
	from Payment from		Payment from
	Affiliate for the		Affiliate for the
Portfolio	Year Ended 12-31-2007		Year Ended 12-31-2007

Financial Services Series I	—	[6]	−6.82%
Financial Services Series II	$0.01		−6.99%
Financial Services Series NAV	—	[6]	−6.74%

6Less than $0.005 per share.
7John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
8The inception date for Series NAV shares is 4-29-05.
9Not annualized.
10Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-												of net
				ized and									Ratio		Ratio	investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net	income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses	(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Floating Rate Income Trust
Series NAV
12-31-2009	9.19	0.85	[1]	3.30	4.15	(0.95)	—	—	(0.95)	12.39	45.57	[2,3]	0.73	[4]	0.73	7.43	666	53
12-31-2008[5]	12.50	0.79	[1]	(3.75)	(2.96)	(0.35)	—	—	(0.35)	9.19	(23.61)[2,3]		0.76	[4]	0.76	6.79	618	18

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series NAV shares is 1-2-08.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
																Ratio
				Net real-												of net
				ized and								Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset		of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,		expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Franklin Templeton Founding Allocation Trust
Series I
12-31-2009	7.36	0.39	[1,2]	1.93	2.32	(0.35)	—	—	(0.35)	9.33	31.47 [3,4]	0.12	[5]	0.08	[6,7]	4.68		43	8
12-31-2008[8]	11.16	0.59	[1,2]	(3.94)	(3.35)	(0.27)	(0.18)	—	(0.45)	7.36	(30.39)[3,4,9]	0.15	[5,6,10]	0.08	[6,7,10]	7.77	[10]	12	4	[9]
Series II
12-31-2009	7.38	0.32	[1,2]	1.98	2.30	(0.33)	—	—	(0.33)	9.35	31.12 [3,4]	0.32	[5]	0.28	[6,7]	3.89	[2]	1,358	8
12-31-2008	12.05	0.29	[1,2]	(4.53)	(4.24)	(0.25)	(0.18)	—	(0.43)	7.38	(35.55)[3,4]	0.33	[5,6,10]	0.28	[6,7]	2.94	[2,10]	1,111	4
12-31-2007[11]	12.50	0.12	[1,2]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[3,4,9]	0.33	[5,6,10]	0.28	[6,7]	1.47	[2,10]	1,139	2	[9]
Series NAV
12-31-2009	7.36	0.53	[1,2]	1.79	2.32	(0.35)	—	—	(0.35)	9.33	31.54 [3,4]	0.07	[5]	0.03	[6,7]	6.34		5	8
12-31-2008[12]	11.26	0.60	[1,2]	(4.22)	(3.62)	(0.28)	—	—	(0.28)	7.36	(32.08)[3,4,9]	0.08	[5,6,10]	0.03	[6,7,10]	10.86	[10]	1	4	[9]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Does not take into consideration expense reductions during the periods shown.
6Does not include expenses of the investment companies in which the Portfolio invests.
7Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.86% – 1.03%, 0.87% – 1.06% and 0.86% – 1.06% based on the mix of underlying funds held by the portfolio for 2009, 2008 and 2007.
8The inception date for Series I shares is 1-28-08.
9Not annualized.
10Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

11The inception date for Series II shares is 5-1-07.
12The inception date for Series NAV shares is 4-28-08.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Fundamental Value Trust
Series I
12-31-2009	9.79	0.10	[1]	3.00	3.10	(0.10)	—	—	(0.10)	12.79	31.78	[2,3]	0.83	[4]	0.83		0.92		448	42	[5]
12-31-2008	16.50	0.13	[1]	(6.55)	(6.42)	(0.12)	(0.17)	—	(0.29)	9.79	(39.32)[2,3]		0.86	[4]	0.86		1.04		406	28	[5]
12-31-2007	16.82	0.19	[1]	0.47	0.66	(0.28)	(0.70)	—	(0.98)	16.50	4.04	[2,3]	0.85	[4]	0.85		1.13		177	8
12-31-2006	15.32	0.13	[1]	2.01	2.14	(0.12)	(0.52)	—	(0.64)	16.82	14.51	[2,3]	0.86	[4]	0.86		0.86		204	18
12-31-2005	14.14	0.12	[1]	1.12	1.24	(0.06)	—	—	(0.06)	15.32	8.84	[2,3]	0.92	[4]	0.90		0.84		202	36
Series II
12-31-2009	9.77	0.08	[1]	3.00	3.08	(0.08)	—	—	(0.08)	12.77	31.59	[2,3]	1.03	[4]	1.03		0.71		344	42	[5]
12-31-2008	16.45	0.12	[1]	(6.55)	(6.43)	(0.08)	(0.17)	—	(0.25)	9.77	(39.46)[2,3]		1.06	[4]	1.06		0.84		282	28	[5]
12-31-2007	16.74	0.16	[1]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[2,3]	1.05	[4]	1.05		0.92		445	8
12-31-2006	15.26	0.10	[1]	2.00	2.10	(0.10)	(0.52)	—	(0.62)	16.74	14.24	[2,3]	1.06	[4]	1.06		0.66		391	18
12-31-2005	14.07	0.09	[1]	1.13	1.22	(0.03)	—	—	(0.03)	15.26	8.70	[2,3]	1.12	[4]	1.10		0.63		270	36
Series NAV
12-31-2009	9.76	0.10	[1]	3.00	3.10	(0.11)	—	—	(0.11)	12.75	31.84	[2,3]	0.78	[4]	0.78		0.95		1,034	42	[5]
12-31-2008	16.45	0.15	[1]	(6.55)	(6.40)	(0.12)	(0.17)	—	(0.29)	9.76	(39.27)[2,3]		0.81	[4]	0.81		1.11		684	28	[5]
12-31-2007	16.78	0.20	[1]	0.46	0.66	(0.29)	(0.70)	—	(0.99)	16.45	4.08	[2,3]	0.80	[4]	0.80		1.18		789	8
12-31-2006	15.29	0.14	[1]	2.01	2.15	(0.14)	(0.52)	—	(0.66)	16.78	14.56	[2,3]	0.81	[4]	0.81		0.91		612	18
12-31-2005[6]	14.37	0.13	[1]	0.89	1.02	(0.10)	—	—	(0.10)	15.29	7.14	[2,3,7]	0.85	[4,8]	0.82	[8]	1.08	[8]	482	36

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Excludes merger activity.
6The inception date for Series NAV shares is 2-28-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Global Trust
Series I
12-31-2009	10.54	0.18	[1]	3.12	3.30	(0.20)	—	—	(0.20)	13.64	31.37	[2,3]	0.96	[4]	0.93		1.58		182		37
12-31-2008	17.91	0.33	[1]	(7.40)	(7.07)	(0.30)	—	—	(0.30)	10.54	(39.51)[2,3]		1.00	[4]	0.99		2.26		131		12
12-31-2007	19.20	0.26	[1]	(0.02)	0.24	(0.45)	(1.08)	—	(1.53)	17.91	1.28	[2,3,5]	0.97	[4]	0.96		1.35		303		40
12-31-2006	16.17	0.27	[1]	2.99	3.26	(0.23)	—	—	(0.23)	19.20	20.32	[2,3]	1.01	[4]	0.99		1.58		359		27
12-31-2005	14.79	0.22	[1]	1.35	1.57	(0.19)	—	—	(0.19)	16.17	10.72	[2,3]	1.05	[4]	1.00		1.43		344		24
Series II
12-31-2009	10.51	0.16	[1]	3.10	3.26	(0.17)	—	—	(0.17)	13.60	31.10	[2,3]	1.16	[4]	1.13		1.41		36		37
12-31-2008	17.84	0.30	[1]	(7.37)	(7.07)	(0.26)	—	—	(0.26)	10.51	(39.64)[2,3]		1.20	[4]	1.19		2.04		31		12
12-31-2007	19.10	0.25	[1]	(0.05)	0.20	(0.38)	(1.08)	—	(1.46)	17.84	1.09	[2,3,5]	1.17	[4]	1.16		1.27		65		40
12-31-2006	16.09	0.24	[1]	2.97	3.21	(0.20)	—	—	(0.20)	19.10	20.09	[2,3]	1.21	[4]	1.19		1.38		41		27
12-31-2005	14.73	0.18	[1]	1.35	1.53	(0.17)	—	—	(0.17)	16.09	10.50	[2,3]	1.25	[4]	1.19		1.21		36		24
Series NAV
12-31-2009	10.53	0.19	[1]	3.11	3.30	(0.20)	—	—	(0.20)	13.63	31.46	[2,3]	0.91	[4]	0.88		1.67		473		37
12-31-2008	17.90	0.32	[1]	(7.38)	(7.06)	(0.31)	—	—	(0.31)	10.53	(39.49)[2,3]		0.95	[4]	0.94		2.22		375		12
12-31-2007	19.20	0.21	[1]	0.04 [6]	0.25	(0.47)	(1.08)	—	(1.55)	17.90	1.32	[2,3,5]	0.92	[4]	0.91		1.12		384		40
12-31-2006	16.17	0.27	[1]	3.00	3.27	(0.24)	—	—	(0.24)	19.20	20.42	[2,3]	0.96	[4]	0.96		1.56		2		27
12-31-2005[7]	14.36	0.11	[1]	1.70	1.81	—	—	—	—	16.17	12.60	[3,8]	0.97	[4,9]	0.91	[9]	0.99	[9]	—	[10]	24

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Global Series I	$0.03	1.11%
Global Series II	0.04	0.87%
Global Series NAV	— [11]	1.32%

6The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
7The inception date for Series NAV shares is 4-29-05.
8Not annualized.
9Annualized.
10Less than $500,000.
11Less than $0.005 per share.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Global Bond Trust
Series I
12-31-2009	14.44	0.47	[1]	1.11	1.58	(1.79)	(2.09)	—	(3.88)	12.14	15.39	[2,3]	0.83		0.83		3.76		96	280	[4]
12-31-2008	15.20	0.72	[1]	(1.39)	(0.67)	(0.09)	—	—	(0.09)	14.44	(4.48)[2,3]		0.89	[5]	0.89		4.69		99	487	[4]
12-31-2007	14.93	0.59	[1]	0.79	1.38	(1.11)	—	—	(1.11)	15.20	9.63	[2,3]	0.86	[5,6]	0.86	[6]	3.96		117	325	[4]
12-31-2006	14.37	0.53	[1]	0.22	0.75	—	(0.19)	—	(0.19)	14.93	5.27	[2,3,7]	0.85	[5,8]	0.85	[8]	3.61		115	204
12-31-2005	16.28	0.44	[1]	(1.49)	(1.05)	(0.73)	(0.13)	—	(0.86)	14.37	(6.66)[2]		0.86		0.86		2.89		132	327	[9]
Series II
12-31-2009	14.37	0.44	[1]	1.10	1.54	(1.76)	(2.09)	—	(3.85)	12.06	15.14	[2,3]	1.03		1.03		3.54		195	280	[4]
12-31-2008	15.15	0.68	[1]	(1.38)	(0.70)	(0.08)	—	—	(0.08)	14.37	(4.66)[2,3]		1.09	[5]	1.09		4.48		172	487	[4]
12-31-2007	14.87	0.56	[1]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[2,3]	1.06	[5,6]	1.06	[6]	3.78		234	325	[4]
12-31-2006	14.34	0.50	[1]	0.22	0.72	—	(0.19)	—	(0.19)	14.87	5.07	[2,3,7]	1.05	[5,8]	1.05	[8]	3.44		200	204
12-31-2005	16.20	0.41	[1]	(1.47)	(1.06)	(0.67)	(0.13)	—	(0.80)	14.34	(6.77)[2]		1.06		1.06		2.67		143	327	[9]
Series NAV
12-31-2009	14.41	0.47	[1]	1.10	1.57	(1.79)	(2.09)	—	(3.88)	12.10	15.41	[2,3]	0.78		0.78		3.80		647	280	[4]
12-31-2008	15.16	0.72	[1]	(1.38)	(0.66)	(0.09)	—	—	(0.09)	14.41	(4.42)[2,3]		0.84	[5]	0.84		4.72		602	487	[4]
12-31-2007	14.91	0.60	[1]	0.78	1.38	(1.13)	—	—	(1.13)	15.16	9.60	[2,3]	0.81	[5,6]	0.81	[6]	4.04		929	325	[4]
12-31-2006	14.34	0.54	[1]	0.22	0.76	—	(0.19)	—	(0.19)	14.91	5.35	[2,3,7]	0.80	[5,8]	0.80	[8]	3.69		733	204
12-31-2005[10]	16.11	0.40	[1]	(1.26)	(0.86)	(0.78)	(0.13)	—	(0.91)	14.34	(5.58)[2,11]		0.80	[12]	0.80	[12]	3.16	[12]	520	327	[9]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 469% for 12-31-2009, 800% for 12-31-2008 and 877% for 12-31-2007. Prior years include the effect of TBA transactions.
5Does not take into consideration expense reductions during the periods shown.
6Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.
7John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
8Includes interest expense on securities sold short. The interest expense amounted to less than 0.01% of average net assets.
9Excludes merger activity.
10The inception date for Series NAV shares is 2-28-05.
11Not annualized.
12Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Growth Equity Trust
Series NAV
12-31-2009	7.45	0.03	[1]	2.40	2.43	(0.03)	—	—	(0.03)	9.85	32.59	[2,3]	0.79	[4]	0.79		0.35		550	120
12-31-2008[5]	12.50	0.02	[1]	(5.06)	(5.04)	(0.01)	—	—	(0.01)	7.45	(40.36)[2,3,6]		0.80	[4,7]	0.80	[7]	0.23	[7]	299	74

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Class NAV shares is 4-28-08.
6Not annualized.
7Annualized.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
																Ratio
			Net real-													of net
			ized and									Ratio		Ratio		investment
	Net asset	Net	unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment	gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Health Sciences Trust
Series I
12-31-2009	10.35	(0.05)[1]	3.29	3.24	—	(0.15)	—	(0.15)	13.44	31.81	[2,3]	1.19	[4]	1.14		(0.48)	55	35
12-31-2008	15.10	(0.07)[1]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.35	(29.90)[2,3]		1.22	[4]	1.17		(0.58)	91	51
12-31-2007	15.71	(0.08)[1]	2.67	2.59	—	(3.20)	—	(3.20)	15.10	17.67	[2,3,5]	1.19	[4]	1.14		(0.52)[6]	143	50
12-31-2006	15.97	(0.12)[1]	1.35	1.23	—	(1.49)	—	(1.49)	15.71	8.51	[2,3]	1.19	[4]	1.16		(0.77)	133	52
12-31-2005	15.44	(0.13)[1]	1.81	1.68	—	(1.15)	—	(1.15)	15.97	12.50	[2,3]	1.22	[4]	1.19		(0.89)	132	67	[7]
Series II
12-31-2009	10.18	(0.08)[1]	3.24	3.16	—	(0.15)	—	(0.15)	13.19	31.55	[2,3]	1.39	[4]	1.34		(0.69)	54	35
12-31-2008	14.89	(0.10)[1]	(4.30)	(4.40)	—	(0.31)	—	(0.31)	10.18	(30.06)[2,3]		1.42	[4]	1.37		(0.77)	48	51
12-31-2007	15.56	(0.11)[1]	2.64	2.53	—	(3.20)	—	(3.20)	14.89	17.44	[2,3,5]	1.39	[4]	1.34		(0.72)[6]	81	50
12-31-2006	15.86	(0.15)[1]	1.34	1.19	—	(1.49)	—	(1.49)	15.56	8.30	[2,3]	1.39	[4]	1.36		(0.97)	81	52
12-31-2005	15.37	(0.16)[1]	1.80	1.64	—	(1.15)	—	(1.15)	15.86	12.28	[2,3]	1.42	[4]	1.39		(1.09)	85	67	[7]
Series NAV
12-31-2009	10.37	(0.05)[1]	3.30	3.25	—	(0.15)	—	(0.15)	13.47	31.85	[2,3]	1.14	[4]	1.09		(0.45)	26	35
12-31-2008	15.12	(0.07)[1]	(4.37)	(4.44)	—	(0.31)	—	(0.31)	10.37	(29.86)[2,3]		1.17	[4]	1.12		(0.53)	21	51
12-31-2007	15.72	(0.08)[1]	2.68	2.60	—	(3.20)	—	(3.20)	15.12	17.73	[2,3,5]	1.14	[4]	1.09		(0.48)[6]	34	50
12-31-2006	15.98	(0.11)[1]	1.34	1.23	—	(1.49)	—	(1.49)	15.72	8.50	[2,3]	1.14	[4]	1.11		(0.72)	30	52
12-31-2005[8]	12.99	(0.08)[1]	3.07	2.99	—	—	—	—	15.98	23.02	[2,9]	1.12	[4,9]	1.12	[9]	(0.81)[9]	29	67	[7]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Assumes dividend reinvestment (if applicable).

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Health Sciences Series I	$0.01	17.60%
Health Sciences Series II	0.01	17.37%
Health Sciences Series NAV	— [11]	17.73%

6Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund/Portfolio which amounted to the following amounts:

			Percentage of
Portfolio	Series	Per Share	average net assets

Health Sciences	I	$0.03	0.18%
Health Sciences	II	0.03	0.18%
Health Sciences	NAV	0.02	0.17%

7Excludes merger activity.
8The inception date for Series NAV shares is 4-29-05.
9Not annualized.
10Annualized.
11Less than $0.005 per share

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
																Ratio
				Net real-												of net
				ized and								Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset		of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,		expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
High Income Trust
Series II
12-31-2009	5.86	0.84	[1]	3.83	4.67	(1.03)	—	—	(1.03)	9.50	82.08 [2,3]	0.97	[4]	0.97		11.25		20	108
12-31-2008	11.99	1.09	[1]	(6.23)	(5.14)	(0.88)	(0.11)	—	(0.99)	5.86	(43.53)[2,3]	0.99	[4]	0.98		11.49		2	47
12-31-2007[5]	14.13	0.61	[1]	(1.61)	(1.00)	(0.61)	(0.53)	—	(1.14)	11.99	(7.03)[2,3,6]	0.97	[4,7]	0.97	[7]	6.58	[7]	1	73
Series NAV
12-31-2009	5.81	0.87	[1]	3.79	4.66	(1.05)	—	—	(1.05)	9.42	82.67 [2,3]	0.72	[4]	0.72		11.50		551	108
12-31-2008	11.98	1.09	[1]	(6.25)	(5.16)	(0.90)	(0.11)	—	(1.01)	5.81	(43.65)[2,3]	0.74	[4]	0.73		11.35		373	47
12-31-2007	14.24	0.90	[1]	(1.34)	(0.44)	(1.23)	(0.59)	—	(1.82)	11.98	(3.40)[2,3]	0.72	[4]	0.72		6.41		436	73
12-31-2006[5]	12.50	0.60	[1]	1.14	1.74	—	—	—	—	14.24	13.92 [3,6]	0.74	[4,7]	0.74	[7]	6.87	[7]	347	81	[6]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception dates for Series II and Series NAV shares are 5-1-07 and 4-28-06, respectively.
6Not annualized.
7Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
High Yield Trust
Series I
12-31-2009	5.89	0.81	[1]	2.35	3.16	(0.88)	—	—	(0.88)	8.17	54.51	[2,3]	0.75	[4]	0.75		11.16		88	95
12-31-2008	9.50	0.86	[1]	(3.66)	(2.80)	(0.81)	—	—	(0.81)	5.89	(29.52)[2,3]		0.77	[4]	0.77		9.96		63	61
12-31-2007	10.66	0.82	[1]	(0.64)	0.18	(1.34)	—	—	(1.34)	9.50	1.64	[2,3]	0.75	[4]	0.75		7.86		110	75	[5]
12-31-2006	10.32	0.77	[1]	0.25	1.02	(0.68)	—	—	(0.68)	10.66	10.37	[2,3,6]	0.76	[4]	0.76		7.53		154	90
12-31-2005	10.51	0.76	[1]	(0.40)	0.36	(0.55)	—	—	(0.55)	10.32	3.70	[2]	0.78		0.78		7.41		179	92	[7]
Series II
12-31-2009	5.93	0.81	[1]	2.36	3.17	(0.86)	—	—	(0.86)	8.24	54.36	[2,3]	0.95	[4]	0.95		10.92		100	95
12-31-2008	9.55	0.85	[1]	(3.69)	(2.84)	(0.78)	—	—	(0.78)	5.93	(29.70)[2,3]		0.97	[4]	0.97		9.78		57	61
12-31-2007	10.70	0.80	[1]	(0.65)	0.15	(1.30)	—	—	(1.30)	9.55	1.36	[2,3]	0.95	[4]	0.95		7.69		76	75	[5]
12-31-2006	10.35	0.75	[1]	0.26	1.01	(0.66)	—	—	(0.66)	10.70	10.24	[2,3,6]	0.96	[4]	0.96		7.33		101	90
12-31-2005	10.45	0.74	[1]	(0.39)	0.35	(0.45)	—	—	(0.45)	10.35	3.56	[2]	0.98		0.98		7.13		109	92	[7]
Series NAV
12-31-2009	5.86	0.81	[1]	2.33	3.14	(0.88)	—	—	(0.88)	8.12	54.50	[2,3]	0.70	[4]	0.70		11.23		1,698	95
12-31-2008	9.46	0.86	[1]	(3.65)	(2.79)	(0.81)	—	—	(0.81)	5.86	(29.48)[2,3]		0.72	[4]	0.72		10.17		1,404	61
12-31-2007	10.63	0.83	[1]	(0.65)	0.18	(1.35)	—	—	(1.35)	9.46	1.64	[2,3]	0.70	[4]	0.70		8.07		1,900	75	[5]
12-31-2006	10.29	0.77	[1]	0.25	1.02	(0.68)	—	—	(0.68)	10.63	10.46	[2,3,6]	0.71	[4]	0.71		7.57		1,526	90
12-31-2005[8]	10.63	0.64	[1]	(0.38)	0.26	(0.60)	—	—	(0.60)	10.29	2.70	[2,9]	0.72	[10]	0.72	[10]	7.58	[10]	1,349	92	[7]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The Portfolio turnover rates including the effect of “TBA” (to be announced) for the period ended was as follows: 75% for 12-31-07. Prior years include the effect of TBA transactions.
6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7Excludes merger activity.
8The inception date for Series NAV shares is 2-28-05.
9Not annualized.
10Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
Ratio
				Net real-												of net
				ized and								Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset		of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,		expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Income Trust
Series NAV
12-31-2009	8.06	0.76	[1]	2.02	2.78	(0.75)	—	—	(0.75)	10.09	35.07 [2,3]	0.86	[4]	0.86		8.33		469	69
12-31-2008	12.13	0.70	[1]	(4.18)	(3.48)	(0.59)	—	—	(0.59)	8.06	(28.64)[2,3]	0.87	[4]	0.87		6.59		380	42
12-31-2007[5]	12.50	0.45	[1]	(0.68)	(0.23)	(0.14)	—	—	(0.14)	12.13	(1.85)[2,3,6]	0.86	[4,7]	0.86	[7]	5.38	[7]	380	129	[6]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series NAV shares is 5-1-07.
6Not annualized.
7Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Core Trust
Series I
12-31-2009	8.12	0.18	[1]	1.22	1.40	(0.20)	(0.24)	—	(0.44)	9.08	18.64	[2,3]	1.04	[4]	1.04		2.17		64	70
12-31-2008	14.39	0.30	[1]	(5.79)	(5.49)	(0.62)	(0.16)	—	(0.78)	8.12	(38.62)[2,3]		1.11	[4]	1.11		2.52		64	63
12-31-2007	15.16	0.32	[1]	1.33	1.65	(0.35)	(2.07)	—	(2.42)	14.39	11.49	[2,3,5]	1.07	[4]	1.07		2.07		129	39
12-31-2006	12.78	0.28	[1]	2.79	3.07	(0.08)	(0.61)	—	(0.69)	15.16	24.69	[2,3]	1.04	[4]	1.04		2.01		141	39
12-31-2005	11.11	0.12	[1]	1.64	1.76	(0.09)	—	—	(0.09)	12.78	15.94	[2]	1.19		1.19		1.03		134	147
Series II
12-31-2009	8.18	0.16	[1]	1.23	1.39	(0.18)	(0.24)	—	(0.42)	9.15	18.38	[2,3]	1.24	[4]	1.24		1.93		28	70
12-31-2008	14.46	0.27	[1]	(5.80)	(5.53)	(0.59)	(0.16)	—	(0.75)	8.18	(38.70)[2,3]		1.31		1.31		2.32		26	63
12-31-2007	15.21	0.29	[1]	1.33	1.62	(0.30)	(2.07)	—	(2.37)	14.46	11.21	[2,3,5]	1.27	[4]	1.27		1.85		53	39
12-31-2006	12.82	0.24	[1]	2.82	3.06	(0.06)	(0.61)	—	(0.67)	15.21	24.54	[2,3]	1.24	[4]	1.24		1.76		46	39
12-31-2005	11.08	0.01	[1]	1.73	1.74	—	—	—	—	12.82	15.70		1.36		1.36		0.05		33	147
Series NAV
12-31-2009	8.10	0.18	[1]	1.22	1.40	(0.21)	(0.24)	—	(0.45)	9.05	18.62	[2,3]	0.99	[4]	0.99		2.18		690	70
12-31-2008	14.36	0.31	[1]	(5.78)	(5.47)	(0.63)	(0.16)	—	(0.79)	8.10	(38.58)[2,3]		1.06		1.06		2.65		627	63
12-31-2007	15.14	0.32	[1]	1.34	1.66	(0.37)	(2.07)	—	(2.44)	14.36	11.54	[2,3,5]	1.02	[4]	1.02		2.06		1,487	39
12-31-2006	12.76	0.27	[1]	2.80	3.07	(0.08)	(0.61)	—	(0.69)	15.14	24.73	[2,3]	0.99	[4]	0.99		1.95		1,160	39
12-31-2005[6]	11.44	0.17	[1]	1.27	1.44	(0.12)	—	—	(0.12)	12.76	12.78	[2,7]	1.19	[8]	1.19	[8]	1.72	[8]	702	147

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

International Core Series I	$0.01	11.42%
International Core Series II	— [9]	11.21%
International Core Series NAV	0.01	11.46%

6The inception date for Series NAV shares is 2-28-05.
7Not annualized.
8Annualized.
9Less than $0.005 per share.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
																		Ratio
				Net real-														of net
				ized and										Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset				of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,				expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of		Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period		return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)		(%)		(in millions)	(%)
International Equity Index Trust A
Series I
12-31-2009	11.94	0.31	[1]	4.16	4.47	(1.86)	—	—	(1.86)	14.55		37.86	[2,3]	0.63	[4]	0.63		2.30		220	244	[5]
12-31-2008	22.38	0.53	[1]	(10.42)	(9.89)	(0.40)	(0.15)	—	(0.55)	11.94		(44.52)[2,3]		0.62	[4]	0.62		2.93		159	9
12-31-2007	21.18	0.51	[1]	2.65	3.16	(0.89)	(1.07)	—	(1.96)	22.38	[6]	15.37	[2,3,6]	0.61	[4]	0.60		2.23		300	14
12-31-2006	17.09	0.42	[1]	3.97	4.39	(0.15)	(0.15)	—	(0.30)	21.18		25.93	[2,3]	0.60	[4]	0.60		2.24		239	9
12-31-2005[7,8]	14.42	0.19	[1]	2.48	2.67	—	—	—	—	17.09		18.52	[3,9]	0.79	[4,10]	0.64	[10]	1.78	[10]	121	7
Series II
12-31-2009	11.95	0.28	[1]	4.15	4.43	(1.83)	—	—	(1.83)	14.55		37.48	[2]	0.83	[4]	0.83		2.08		18	244	[5]
12-31-2008	22.36	0.50	[1]	(10.41)	(9.91)	(0.35)	(0.15)	—	(0.50)	11.95		(44.62)[2,3]		0.82	[4]	0.82		2.74		15	9
12-31-2007	21.14	0.46	[1]	2.64	3.10	(0.81)	(1.07)	—	(1.88)	22.36	[6]	15.11	[2,3,6]	0.81	[4]	0.80		2.04		35	14
12-31-2006	17.06	0.40	[1]	3.95	4.35	(0.12)	(0.15)	—	(0.27)	21.14		25.70	[2,3]	0.80	[4]	0.80		2.11		44	9
12-31-2005[7,8]	14.41	0.17	[1]	2.48	2.65	—	—	—	—	17.06		18.39	[3,9]	0.98	[4,10]	0.84	[10]	1.59	[10]	34	7

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Includes the impact of Redemption in kind transactions which amounted to 21% of the Portfolio Turnover.
6Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series I and Series II and by $0.01 per share for Series NAV and the total return by less than 0.01% for Series I and Series II and by 0.05% for Series NAV. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $22.38, $22.36 and $22.34 and 15.37%, 15.11% and 15.38% for Series I, Series II and Series NAV, respectively. See Note 10.
7Period from 4-30-05 to 12-31-05.
8Period from 1-1-05 to 4-29-05.
9Not annualized.
10Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																Ratio
				Net real-												of net
				ized and									Ratio		Ratio	investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net	income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses	(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Equity Index Trust B
Series NAV
12-31-2009	11.16	0.35	[1]	3.86	4.21	(0.49)	(0.23)	—	(0.72)	14.65	38.80	[2,3,4]	0.58	[5]	0.35	2.85	347	51
12-31-2008	21.05	0.54	[1]	(9.79)	(9.25)	(0.48)	(0.16)	—	(0.64)	11.16	(44.36)[2,3]		0.58	[5]	0.34	3.18	304	12
12-31-2007	21.28	0.54	[1]	2.58	3.12	(1.13)	(2.22)	—	(3.35)	21.05	15.76	[2,3]	0.57	[5]	0.34	2.51	550	9
12-31-2006	16.99	0.47	[1]	4.14	4.61	(0.16)	(0.16)	—	(0.32)	21.28	27.41	[2,3,6]	0.57	[5]	0.34	2.48	425	20
12-31-2005[7]	16.25	0.33	[1]	2.05	2.38	(0.20)	(1.44)	—	(1.64)	16.99	16.56	[2,3]	0.61	[5]	0.34	2.56	418	9

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Includes the impact of Redemption in kind transactions which amounted to 8% of the Portfolio Turnover.
5Does not take into consideration expense reductions during the periods shown.
6John Hancock Life Insurance Company made a voluntary payment to the portfolio of $2,611,555. Excluding this payment, the total return would have been 26.63%. See Note 1.
7The financial highlights for the year ended 12-31-2005 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Index Trust
Series NAV
12-31-2009[1]	12.50	0.17	[2]	4.14	4.31	(0.09)	—	—	(0.09)	16.72	34.48	[3,4]	0.51	[5]	0.51	[5]	1.56	[5]	1,856	30

1The inception date for Series NAV shares is 5-1-09.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Not annualized.
5Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
International Opportunities Trust
Series I
12-31-2009	8.24	0.08	[1]	3.01	3.09	(0.10)	—	—	(0.10)	11.23	37.55	[2,3]	0.98	[4]	0.98		0.78		5		138
12-31-2008	17.66	0.20	[1]	(8.83)	(8.63)	(0.17)	(0.62)	—	(0.79)	8.24	(50.56)[2,3]		1.08	[4]	1.07		1.51		4		128
12-31-2007	18.15	0.23	[1]	3.10	3.33	(0.29)	(3.53)	—	(3.82)	17.66	20.10	[2,3]	1.04	[4]	1.04		1.22		10		122
12-31-2006	15.53	0.12	[1]	3.47	3.59	(0.10)	(0.87)	—	(0.97)	18.15	23.83	[2,3]	1.07	[4]	1.07		0.74		6		102
12-31-2005[5]	12.50	0.02	[1]	3.01	3.03	—	—	—	—	15.53	24.24	[6]	1.19	[7]	1.19	[7]	0.22	[7]	—	[8]	101
Series II
12-31-2009	8.27	0.06	[1]	3.02	3.08	(0.08)	—	—	(0.08)	11.27	37.27	[2,3]	1.18	[4]	1.18		0.66		39		138
12-31-2008	17.69	0.16	[1]	(8.82)	(8.66)	(0.14)	(0.62)	—	(0.76)	8.27	(50.66)[2,3]		1.28	[4]	1.27		1.14		32		128
12-31-2007	18.17	0.23	[1]	3.05	3.28	(0.23)	(3.53)	—	(3.76)	17.69	19.77	[2,3]	1.24	[4]	1.24		1.24		84		122
12-31-2006	15.51	0.07	[1]	3.53	3.60	(0.07)	(0.87)	—	(0.94)	18.17	23.90	[2,3]	1.25	[4]	1.25		0.43		44		102
12-31-2005[5]	12.50	0.03	[1]	2.98	3.01	—	—	—	—	15.51	24.08	[6]	1.42	[7]	1.42	[7]	0.25	[7]	13		101
Series NAV
12-31-2009	8.24	0.09	[1]	3.00	3.09	(0.11)	—	—	(0.11)	11.22	37.50	[2,3]	0.93	[4]	0.93		0.94		538		138
12-31-2008	17.66	0.18	[1]	(8.80)	(8.62)	(0.18)	(0.62)	—	(0.80)	8.24	(50.51)[2,3]		1.03	[4]	1.02		1.36		474		128
12-31-2007	18.17	0.26	[1]	3.07	3.33	(0.31)	(3.53)	—	(3.84)	17.66	20.10	[2,3]	0.99	[4]	0.99		1.43		870		122
12-31-2006	15.54	0.11	[1]	3.50	3.61	(0.11)	(0.87)	—	(0.98)	18.17	23.96	[2,3]	1.00	[4]	1.00		0.66		666		102
12-31-2005[5]	12.50	0.14	[1]	2.90	3.04	—	—	—	—	15.54	24.32	[6]	1.11	[7]	1.11	[7]	1.48	[7]	332		101

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series I, Series II and Series NAV shares is 4-29-05.
6Not annualized.
7Annualized.
8Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
International Small Company Trust
Series I
12-31-2009[1]	9.00	—	[2,3]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[4,5]		1.11	[6,7]	1.11	[6]	(0.12)[6]	65	142	[8]
Series II
12-31-2009[1]	9.00	—	[2,3]	(0.15)	(0.15)	(0.07)	—	—	(0.07)	8.78	(1.66)[4,5]		1.31	[6,7]	1.31	[6]	(0.33)[6]	34	142	[8]
Series NAV
12-31-2009[1]	6.53	0.09	[2]	2.38	2.47	(0.09)	(0.12)	—	(0.21)	8.79	39.44	[4,5]	1.06	[7]	1.06		1.20	131	142	[8]
12-31-2008	12.18	0.18	[2]	(5.71)	(5.53)	(0.12)	—	—	(0.12)	6.53	(45.35)[4,9]		1.11	[7]	1.11		1.89	238	10
12-31-2007	13.24	0.15	[2]	0.52	0.67	(0.22)	(1.51)	—	(1.73)	12.18	5.43	[4,5]	1.11	[7]	1.10		1.08	227	29
12-31-2006[10]	12.50	0.08	[2]	0.66	0.74	—	—	—	—	13.24	5.92	[5,11]	1.12	[6,7]	1.12	[6]	0.96 [6]	235	51	[11]

1The inception date for Series I and Series II shares is 11-13-09.
2Based on the average daily shares outstanding.
3Less than $0.005 per share.
4Assumes dividend reinvestment (if applicable).
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Annualized.
7Does not take into consideration expense reductions during the periods shown.
8Excludes merger activity.
9The ratios of net operating expenses excluding costs incurred in connection with the reorganization were 1.08% for Series I and 1.28% for Series II.
10The inception date for Series NAV shares is 4-28-06.
11Not annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
International Value Trust
Series I
12-31-2009	9.06	0.22	[1]	2.83	3.05	(0.22)	(0.47)	—	(0.69)	11.42	35.77	[2,3]	0.94	[4]	0.93		2.26		175	56
12-31-2008	17.14	0.47	[1]	(7.61)	(7.14)	(0.50)	(0.44)	—	(0.94)	9.06	(42.67)[2,3]		1.04	[4]	1.02		3.47		165	18
12-31-2007	19.38	0.43	[1]	1.26	1.69	(0.84)	(3.09)	—	(3.93)	17.14	9.53	[2,3,5]	1.02	[4]	1.00		2.32		387	24
12-31-2006	15.99	0.46	[1]	4.05	4.51	(0.33)	(0.79)	—	(1.12)	19.38	29.59	[2,3]	0.98	[4]	0.97		2.67		453	38
12-31-2005	14.80	0.33	[1]	1.20	1.53	(0.15)	(0.19)	—	(0.34)	15.99	10.54	[2,3]	1.06	[4]	1.02		2.23		404	76
Series II
12-31-2009	9.04	0.20	[1]	2.83	3.03	(0.20)	(0.47)	—	(0.67)	11.40	35.59	[2,3]	1.14	[4]	1.13		2.04		139	56
12-31-2008	17.09	0.44	[1]	(7.59)	(7.15)	(0.46)	(0.44)	—	(0.90)	9.04	(42.81)[2,3]		1.24	[4]	1.22		3.27		118	18
12-31-2007	19.30	0.39	[1]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[2,3,5]	1.22	[4]	1.20		2.12		259	24
12-31-2006	15.94	0.42	[1]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[2,3]	1.18	[4]	1.17		2.46		252	38
12-31-2005	14.74	0.27	[1]	1.22	1.49	(0.10)	(0.19)	—	(0.29)	15.94	10.31	[2,3]	1.26	[4]	1.22		1.80		213	76
Series NAV
12-31-2009	9.01	0.21	[1]	2.83	3.04	(0.22)	(0.47)	—	(0.69)	11.36	35.94	[2,3]	0.89	[4]	0.88		2.22		536	56
12-31-2008	17.06	0.47	[1]	(7.58)	(7.11)	(0.50)	(0.44)	—	(0.94)	9.01	(42.64)[2,3]		0.99	[4]	0.97		3.49		582	18
12-31-2007	19.31	0.43	[1]	1.26	1.69	(0.85)	(3.09)	—	(3.94)	17.06	9.61	[2,3,5]	0.97	[4]	0.95		2.32		1,103	24
12-31-2006	15.94	0.46	[1]	4.04	4.50	(0.34)	(0.79)	—	(1.13)	19.31	29.61	[2,3]	0.93	[4]	0.92		2.67		921	38
12-31-2005[6]	15.29	0.34	[1]	0.68	1.02	(0.18)	(0.19)	—	(0.37)	15.94	6.87	[2,3,7]	1.01	[4,8]	0.97	[8]	2.65	[8]	682	76

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

International Value Series I	$0.01	9.46%
International Value Series II	0.01	9.29%
International Value Series NAV	0.01	9.54%

6The inception date for Series NAV shares is 2-28-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Investment Quality Bond Trust
Series I
12-31-2009	10.36	0.50	[1]	0.78	1.28	(0.55)	—	—	(0.55)	11.09	12.45	[2,3]	0.70	[4]	0.70		4.60		191	20
12-31-2008	11.30	0.56	[1]	(0.75)	(0.19)	(0.75)	—	—	(0.75)	10.36	(1.67)[2,3]		0.73	[4]	0.73		5.08		139	105
12-31-2007	11.66	0.59	[1]	0.11	0.70	(1.06)	—	—	(1.06)	11.30	6.21	[2,3]	0.71	[4]	0.71		5.08		164	70
12-31-2006	11.98	0.55	[1]	(0.16)	0.39	(0.71)	—	—	(0.71)	11.66	3.57	[2,3]	0.72	[4]	0.72		4.79		183	28
12-31-2005	12.41	0.61	[1]	(0.34)	0.27	(0.70)	—	—	(0.70)	11.98	2.26	[2]	0.74		0.74		5.08		227	30
Series II
12-31-2009	10.37	0.48	[1]	0.76	1.24	(0.52)	—	—	(0.52)	11.09	12.09	[2,3]	0.90	[4]	0.90		4.40		163	20
12-31-2008	11.29	0.54	[1]	(0.73)	(0.19)	(0.73)	—	—	(0.73)	10.37	(1.72)[2,3]		0.93	[4]	0.93		4.88		113	105
12-31-2007	11.64	0.56	[1]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[2,3]	0.91	[4]	0.91		4.89		161	70
12-31-2006	11.96	0.53	[1]	(0.16)	0.37	(0.69)	—	—	(0.69)	11.64	3.36	[2,3]	0.92	[4]	0.92		4.60		143	28
12-31-2005	12.37	0.59	[1]	(0.35)	0.24	(0.65)	—	—	(0.65)	11.96	2.03	[2]	0.94		0.94		4.90		90	30
Series NAV
12-31-2009	10.34	0.50	[1]	0.77	1.27	(0.55)	—	—	(0.55)	11.06	12.43	[2,3]	0.65	[4]	0.65		4.67		77	20
12-31-2008	11.27	0.57	[1]	(0.74)	(0.17)	(0.76)	—	—	(0.76)	10.34	(1.52)[2,3]		0.68	[4]	0.68		5.14		99	105
12-31-2007	11.65	0.59	[1]	0.10	0.69	(1.07)	—	—	(1.07)	11.27	6.13	[2,3]	0.66	[4]	0.66		5.13		117	70
12-31-2006	11.97	0.55	[1]	(0.15)	0.40	(0.72)	—	—	(0.72)	11.65	3.65	[2,3]	0.67	[4]	0.67		4.82		96	28
12-31-2005[5]	12.45	0.52	[1]	(0.28)	0.24	(0.72)	—	—	(0.72)	11.97	2.06	[2,6]	0.67	[7]	0.67	[7]	5.14	[7]	59	30

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series NAV shares is 2-28-05.
6Not annualized.
7Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations					Less Distributions							Ratios to average net assets
																		Ratio
				Net real-														of net
				ized and										Ratio		Ratio		investment
	Net asset	Net		unrealized		Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)		investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-		oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments		ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Large Cap Trust
Series I
12-31-2009	8.55	0.10	[1]	2.51		2.61	(0.18)	—	—	(0.18)	10.98	30.85	[2,3]	0.86	[4]	0.86		1.10		158		72
12-31-2008	14.44	0.17	[1]	(5.88)		(5.71)	(0.18)	—	—	(0.18)	8.55	(39.52)[2,3]		0.80	[4]	0.80		1.36		145		71
12-31-2007	15.74	0.17	[1]	0.05	[5]	0.22	(0.20)	(1.32)	—	(1.52)	14.44	1.40	[2,3,6]	0.80	[4]	0.79		1.08		295		43	[7]
12-31-2006	14.13	0.16	[1]	1.82		1.98	(0.03)	(0.34)	—	(0.37)	15.74	14.36	[2,3]	0.85	[4]	0.85		1.14		1		31
12-31-2005[8]	12.50	0.05	[1]	1.58		1.63	—	—	—	—	14.13	13.04	[9]	1.15	[10]	1.15	[10]	0.58	[10]	—	[11]	46
Series II
12-31-2009	8.53	0.08	[1]	2.50		2.58	(0.16)	—	—	(0.16)	10.95	30.55	[2,3]	1.06	[4]	1.06		0.90		10		72
12-31-2008	14.40	0.14	[1]	(5.86)		(5.72)	(0.15)	—	—	(0.15)	8.53	(39.67)[2,3]		1.00	[4]	1.00		1.15		9		71
12-31-2007	15.66	0.14	[1]	0.06	[5]	0.20	(0.14)	(1.32)	—	(1.46)	14.40	1.27	[2,3,6]	1.00	[4]	1.00		0.88		20		43	[7]
12-31-2006	14.09	0.12	[1]	1.83		1.95	(0.04)	(0.34)	—	(0.38)	15.66	14.15	[2,3]	1.08	[4]	1.08		0.80		2		31
12-31-2005[8]	12.50	0.05	[1]	1.54		1.59	—	—	—	—	14.09	12.72	[9]	1.11	[10]	1.11	[10]	0.53	[10]	1		46
Series NAV
12-31-2009	8.52	0.14	[1]	2.48		2.62	(0.19)	—	—	(0.19)	10.95	31.02	[2,3]	0.81	[4]	0.81		1.73		11		72
12-31-2008	14.41	0.17	[1]	(5.88)		(5.71)	(0.18)	—	—	(0.18)	8.52	(39.55)[2,3]		0.75	[4]	0.75		1.38		147		71
12-31-2007	15.70	0.17	[1]	0.07	[5]	0.24	(0.21)	(1.32)	—	(1.53)	14.41	1.53	[2,3,6]	0.78	[4]	0.77		1.09		370		43	[7]
12-31-2006	14.12	0.15	[1]	1.83		1.98	(0.06)	(0.34)	—	(0.40)	15.70	14.38	[2,3]	0.83	[4]	0.83		1.03		209		31
12-31-2005[8]	12.50	0.07	[1]	1.55		1.62	—	—	—	—	14.12	12.96	[9]	0.94	[10]	0.94	[10]	0.75	[10]	125		46

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
6Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Large Cap Series I	$0.07	0.90%
Large Cap Series II	0.07	0.78%
Large Cap Series NAV	0.06	1.11%

7Excludes merger activity.
8The inception date for Series I, Series II and Series NAV shares is 4-29-05.
9Not annualized.
10Annualized.
11Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Large Cap Value Trust
Series I
12-31-2009	14.05	0.20	[1]	1.28	1.48	(0.23)	—	—	(0.23)	15.30	10.64	[2,3]	0.90	[4]	0.90		1.45		31	177
12-31-2008	22.37	0.22	[1]	(8.25)	(8.03)	(0.29)	—	—	(0.29)	14.05	(35.91)[2,3]		0.91	[4]	0.90		1.15		37	107
12-31-2007	23.07	0.21	[1]	0.79	1.00	(0.23)	(1.47)	—	(1.70)	22.37	4.38	[2,3,5]	0.90	[4]	0.90		0.87		75	67
12-31-2006	21.70	0.20	[1]	3.08	3.28	(0.10)	(1.81)	—	(1.91)	23.07	15.93	[2,3]	0.96	[4]	0.96		0.90		87	61	[6]
12-31-2005	18.79	0.10	[1]	2.81	2.91	—	—	—	—	21.70	15.49		0.97		0.97		0.50		10	105
Series II
12-31-2009	14.02	0.17	[1]	1.27	1.44	(0.20)	—	—	(0.20)	15.26	10.36	[2,3]	1.10	[4]	1.10		1.23		24	177
12-31-2008	22.29	0.18	[1]	(8.20)	(8.02)	(0.25)	—	—	(0.25)	14.02	(36.02)[2,3]		1.11	[4]	1.10		0.97		24	107
12-31-2007	22.96	0.16	[1]	0.80	0.96	(0.16)	(1.47)	—	(1.63)	22.29	4.18	[2,3,5]	1.10	[4]	1.10		0.68		48	67
12-31-2006	21.60	0.11	[1]	3.12	3.23	(0.06)	(1.81)	—	(1.87)	22.96	15.75	[2,3]	1.14	[4]	1.14		0.52		63	61	[6]
12-31-2005	18.74	0.08	[1]	2.78	2.86	—	—	—	—	21.60	15.26		1.18		1.18		0.39		90	105
Series NAV
12-31-2009	14.05	0.20	[1]	1.29	1.49	(0.24)	—	—	(0.24)	15.30	10.70	[2,3]	0.85	[4]	0.85		1.46		319	177
12-31-2008	22.38	0.23	[1]	(8.25)	(8.02)	(0.31)	—	—	(0.31)	14.05	(35.89)[2,3]		0.86	[4]	0.85		1.22		242	107
12-31-2007	23.09	0.22	[1]	0.80	1.02	(0.26)	(1.47)	—	(1.73)	22.38	4.45	[2,3,5]	0.85	[4]	0.85		0.93		506	67
12-31-2006	21.71	0.19	[1]	3.11	3.30	(0.11)	(1.81)	—	(1.92)	23.09	16.03	[2,3]	0.89	[4]	0.89		0.86		386	61	[6]
12-31-2005[7]	19.80	0.10	[1]	1.81	1.91	—	—	—	—	21.71	9.65	[2,8]	0.91	[9]	0.91	[9]	0.56	[9]	146	105

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Large Cap Value Series I	$0.01	4.33%
Large Cap Value Series II	0.01	4.14%
Large Cap Value Series NAV	0.01	4.40%

6Excludes merger activity.
7The inception date for Series NAV shares is 2-28-05.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Aggressive Trust
Series I
12-31-2009	5.43	0.06	[1,2]	1.87	1.93	(0.06)	— [3]	—	(0.06)	7.30	35.63	[4]	0.13	[5]	0.13	[5,6]	1.01	[1]	124	43
12-31-2008	10.82	0.10	[1,2]	(4.22)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.99)[4]		0.13	[5]	0.13	[5,6]	1.26	[1]	102	50
12-31-2007	11.27	0.16	[1,2]	0.76	0.92	(0.27)	(1.10)	—	(1.37)	10.82	8.55	[4]	0.11	[5]	0.11	[5,6]	1.39	[1]	217	44
12-31-2006	13.46	0.06	[1,2]	1.71	1.77	(0.09)	(3.87)	—	(3.96)	11.27	15.46	[4]	0.11	[5]	0.11	[5]	0.52	[1]	251	32
12-31-2005	12.59	0.06	[1,2]	1.23	1.29	(0.07)	(0.35)	—	(0.42)	13.46	10.64	[4]	0.12	[5]	0.12	[5]	0.51	[1]	210	112
Series II
12-31-2009	5.42	0.05	[1,2]	1.87	1.92	(0.05)	— [3]	—	(0.05)	7.29	35.46	[4]	0.33	[5]	0.33	[5,6]	0.83	[1]	213	43
12-31-2008	10.79	0.09	[1,2]	(4.21)	(4.12)	(0.10)	(1.15)	—	(1.25)	5.42	(42.10)[4]		0.33	[5]	0.33	[5,6]	1.07	[1]	166	50
12-31-2007	11.22	0.14	[1,2]	0.75	0.89	(0.22)	(1.10)	—	(1.32)	10.79	8.31	[4]	0.31	[5]	0.31	[5,6]	1.23	[1]	332	44
12-31-2006	13.44	0.04	[1,2]	1.69	1.73	(0.09)	(3.86)	—	(3.95)	11.22	15.19	[4]	0.31	[5]	0.31	[5]	0.32	[1]	367	32
12-31-2005	12.59	0.03	[1,2]	1.24	1.27	(0.07)	(0.35)	—	(0.42)	13.44	10.47	[4]	0.29	[5]	0.29	[5]	0.26	[1]	331	112
Series NAV
12-31-2009	5.43	0.07	[1,2]	1.87	1.94	(0.07)	— [3]	—	(0.07)	7.30	35.69	[4]	0.08	[5]	0.08	[5,6]	1.15	[1]	79	43
12-31-2008	10.82	0.14	[1,2]	(4.26)	(4.12)	(0.12)	(1.15)	—	(1.27)	5.43	(41.94)[4]		0.08	[5]	0.08	[5,6]	1.80	[1]	45	50
12-31-2007	11.28	0.19	[1,2]	0.73	0.92	(0.28)	(1.10)	—	(1.38)	10.82	8.55	[4]	0.06	[5]	0.06	[5]	1.66	[1]	45	44
12-31-2006	13.47	0.03	[1,2]	1.74	1.77	(0.09)	(3.87)	—	(3.96)	11.28	15.48	[4]	0.06	[5]	0.06	[5]	0.29	[1]	19	32
12-31-2005[7]	11.61	(0.01)[1,2]		1.87	1.86	— [3]	— [3]	—	— [3]	13.47	16.03	[4,8]	0.07	[5,9]	0.07	[5,9]	(0.06)[1,9]		2	112

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Less than $0.01 per share.
4Assumes dividend reinvestment (if applicable).
5Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
6Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Aggressive Trust

12/31/2009	0.49%–1.25%
12/31/2008	0.34%–1.18%
12/31/2007	0.34%–1.38%

7The inception date for Series NAV shares is 4-29-05.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced Trust
Series I
12-31-2009	8.59	0.38	[1,2]	2.26	2.64	(0.36)	(0.08)	—	(0.44)	10.79	30.75	[3]	0.11	[4]	0.11	[4,5]	3.91	[1]	774	34
12-31-2008	13.61	0.34	[1,2]	(4.46)	(4.12)	(0.37)	(0.53)	—	(0.90)	8.59	(31.30)[3]		0.12	[4]	0.12	[4]	2.94	[1]	581	36
12-31-2007	13.84	0.60	[1,2]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	[3]	0.11	[4]	0.11	[4]	4.28	[1]	1,065	13
12-31-2006	13.91	0.26	[1,2]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73	[3]	0.10	[4]	0.10	[4]	1.96	[1]	1,132	19
12-31-2005	13.79	0.27	[1,2]	0.62	0.89	(0.28)	(0.49)	—	(0.77)	13.91	6.88	[3]	0.12	[4]	0.12	[4]	2.08	[1]	1,031	99
Series II
12-31-2009	8.56	0.36	[1,2]	2.25	2.61	(0.34)	(0.08)	—	(0.42)	10.75	30.48	[3]	0.31	[4]	0.31	[4,5]	3.71	[1]	9,973	34
12-31-2008	13.56	0.36	[1,2]	(4.49)	(4.13)	(0.34)	(0.53)	—	(0.87)	8.56	(31.45)[3]		0.32	[4]	0.32	[4]	3.11	[1]	6,959	36
12-31-2007	13.79	0.60	[1,2]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[3]	0.31	[4]	0.31	[4]	4.30	[1]	9,496	13
12-31-2006	13.89	0.21	[1,2]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[3]	0.30	[4]	0.30	[4]	1.60	[1]	7,318	19
12-31-2005	13.78	0.18	[1,2]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[3]	0.30	[4]	0.30	[4]	1.34	[1]	4,538	99
Series NAV
12-31-2009	8.60	0.36	[1,2]	2.30	2.66	(0.37)	(0.08)	—	(0.45)	10.81	30.90	[3]	0.06	[4]	0.06	[4,5]	3.79	[1]	1,221	34
12-31-2008	13.63	1.43	[1,2]	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)[3]		0.08	[4]	0.08	[4]	14.44	[1]	1,035	36
12-31-2007	13.86	0.65	[1,2]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	[3]	0.06	[4]	0.06	[4]	4.67	[1]	103	13
12-31-2006	13.92	0.21	[1,2]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80	[3]	0.05	[4]	0.05	[4]	1.61	[1]	52	19
12-31-2005[6]	12.67	—	[1,2,7]	1.26	1.26	— [7]	(0.01)	—	(0.01)	13.92	9.94	[3,8]	0.06	[4,9]	0.06	[4,9]	(0.03)[1,9]		12	99

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Balanced Trust

12/31/2009	0.49%–1.23%
12/31/2008	0.34%–1.18%
12/31/2007	0.34%–1.38%

6The inception date for Series NAV shares is 4-29-05.
7Less than $0.01 per share.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative Trust
Series I
12-31-2009	10.26	0.51	[1,2]	1.71	2.22	(0.49)	(0.16)	—	(0.65)	11.83	21.71	[3]	0.12	[4]	0.12	[4,5]	4.58	[1]	229	37
12-31-2008	13.02	0.55	[1,2]	(2.55)	(2.00)	(0.51)	(0.25)	—	(0.76)	10.26	(15.57)[3]		0.12	[4]	0.12	[4,5]	4.52	[1]	168	31
12-31-2007	13.43	0.91	[1,2]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	[3]	0.11	[4]	0.11	[4,5]	6.84	[1]	182	27
12-31-2006	13.42	0.39	[1,2]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44	[3]	0.11	[4]	0.11	[4]	3.00	[1]	171	34
12-31-2005	14.20	0.42	[1,2]	(0.05)	0.37	(0.43)	(0.72)	—	(1.15)	13.42	2.88	[3]	0.12	[4]	0.12	[4]	3.16	[1]	182	104
Series II
12-31-2009	10.22	0.52	[1,2]	1.67	2.19	(0.47)	(0.16)	—	(0.63)	11.78	21.44	[3]	0.32	[4]	0.32	[4,5]	4.65	[1]	2,266	37
12-31-2008	12.96	0.63	[1,2]	(2.63)	(2.00)	(0.49)	(0.25)	—	(0.74)	10.22	(15.67)[3]		0.32	[4]	0.32	[4,5]	5.30	[1]	1,297	31
12-31-2007	13.37	0.91	[1,2]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[3]	0.31	[4]	0.31	[4,5]	6.85	[1]	738	27
12-31-2006	13.40	0.35	[1,2]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[3]	0.31	[4]	0.31	[4]	2.71	[1]	524	34
12-31-2005	14.19	0.32	[1,2]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[3]	0.30	[4]	0.30	[4]	2.39	[1]	422	104
Series NAV
12-31-2009	10.28	0.56	[1,2]	1.66	2.22	(0.50)	(0.16)	—	(0.66)	11.84	21.63	[3]	0.07	[4]	0.07	[4,5]	4.99	[1]	20	37
12-31-2008	13.03	0.68	[1,2]	(2.66)	(1.98)	(0.52)	(0.25)	—	(0.77)	10.28	(15.43)[3]		0.07	[4]	0.07	[4,5]	5.72	[1]	10	31
12-31-2007	13.45	1.02	[1,2]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35	[3]	0.06	[4]	0.06	[4,5]	7.60	[1]	5	27
12-31-2006	13.44	0.29	[1,2]	0.77	1.06	(0.44)	(0.61)	—	(1.05)	13.45	8.43	[3]	0.06	[4]	0.06	[4]	2.22	[1]	3	34
12-31-2005[6]	12.99	(0.01)[1,2]		0.46	0.45	—	—	—	—	13.44	3.46	[3,7]	0.06	[4,8]	0.06	[4,8]	(0.06)[1,8]		1	104

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Conservitave Trust

12/31/2009	0.49%–0.99%
12/31/2008	0.34%–1.18%
12/31/2007	0.34%–1.38%

6The inception date for Series NAV shares is 4-29-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth Trust
Series I
12-31-2009	7.99	0.26	[1,2]	2.40	2.66	(0.26)	(0.05)	—	(0.31)	10.34	33.30	[3]	0.12	[4]	0.12	[4,5]	2.90	[1]	659	37
12-31-2008	13.76	0.25	[1,2]	(5.09)	(4.84)	(0.26)	(0.67)	—	(0.93)	7.99	(36.56)[3]		0.12	[4]	0.12	[4,5]	2.20	[1]	512	40
12-31-2007	13.94	0.40	[1,2]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	[3]	0.11	[4]	0.11	[4,5]	2.84	[1]	946	17
12-31-2006	14.06	0.18	[1,2]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50	[3]	0.10	[4]	0.10	[4]	1.31	[1]	1,030	22
12-31-2005	13.40	0.17	[1,2]	0.94	1.11	(0.17)	(0.28)	—	(0.45)	14.06	8.66	[3]	0.12	[4]	0.12	[4]	1.30	[1]	901	111
Series II
12-31-2009	7.98	0.24	[1,2]	2.39	2.63	(0.24)	(0.05)	—	(0.29)	10.32	32.95	[3]	0.32	[4]	0.32	[4,5]	2.71	[1]	12,053	37
12-31-2008	13.73	0.25	[1,2]	(5.09)	(4.84)	(0.24)	(0.67)	—	(0.91)	7.98	(36.67)[3]		0.32	[4]	0.32	[4,5]	2.21	[1]	8,826	40
12-31-2007	13.88	0.40	[1,2]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[3]	0.31	[4]	0.31	[4,5]	2.82	[1]	13,018	17
12-31-2006	14.03	0.13	[1,2]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[3]	0.30	[4]	0.30	[4]	0.96	[1]	9,552	22
12-31-2005	13.39	0.10	[1,2]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[3]	0.30	[4]	0.30	[4]	0.74	[1]	4,881	111
Series NAV
12-31-2009	8.00	0.28	[1,2]	2.38	2.66	(0.26)	(0.05)	—	(0.31)	10.35	33.32	[3]	0.07	[4]	0.07	[4,5]	3.08	[1]	323	37
12-31-2008	13.78	0.30	[1,2]	(5.15)	(4.85)	(0.26)	(0.67)	—	(0.93)	8.00	(36.53)[3]		0.07	[4]	0.07	[4,5]	2.71	[1]	211	40
12-31-2007	13.96	0.45	[1,2]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	[3]	0.06	[4]	0.06	[4,5]	3.22	[1]	234	17
12-31-2006	14.07	0.14	[1,2]	1.62	1.76	(0.21)	(1.66)	—	(1.87)	13.96	13.58	[3]	0.05	[4]	0.05	[4]	1.03	[1]	115	22
12-31-2005[6]	12.46	—	[1,2,7]	1.63	1.63	— [7]	(0.02)	—	(0.02)	14.07	13.08	[3,8]	0.06	[4,9]	0.06	[4,9]	(0.03)[1,9]		23	111

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Growth Trust

12/31/2009	0.49%–1.25%
12/31/2008	0.34%–1.18%
12/31/2007	0.34%–1.38%

6The inception date for Series NAV shares is 4-29-05.
7Less than $0.005 per share.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Moderate Trust
Series I
12-31-2009	9.15	0.43	[1,2]	2.07	2.50	(0.42)	(0.08)	—	(0.50)	11.15	27.26	[3]	0.12	[4]	0.12	[4,5]	4.24	[1]	278	31
12-31-2008	13.00	0.43	[1,2]	(3.53)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.15	(24.23)[3]		0.12	[4]	0.12	[4]	3.72	[1]	215	28
12-31-2007	13.37	0.74	[1,2]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	[3]	0.11	[4]	0.11	[4]	5.54	[1]	333	13
12-31-2006	13.35	0.30	[1,2]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42	[3]	0.11	[4]	0.11	[4]	2.33	[1]	349	19
12-31-2005	13.80	0.33	[1,2]	0.19	0.52	(0.33)	(0.64)	—	(0.97)	13.35	4.15	[3]	0.12	[4]	0.12	[4]	2.51	[1]	327	101
Series II
12-31-2009	9.12	0.42	[1,2]	2.03	2.45	(0.39)	(0.08)	—	(0.47)	11.10	26.86	[3]	0.32	[4]	0.32	[4,5]	4.18	[1]	2,925	31
12-31-2008	12.95	0.47	[1,2]	(3.57)	(3.10)	(0.43)	(0.30)	—	(0.73)	9.12	(24.36)[3]		0.32	[4]	0.32	[4]	4.07	[1]	1,890	28
12-31-2007	13.32	0.74	[1,2]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[3]	0.31	[4]	0.31	[4]	5.56	[1]	2,042	13
12-31-2006	13.33	0.26	[1,2]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[3]	0.31	[4]	0.31	[4]	2.02	[1]	1,560	19
12-31-2005	13.80	0.24	[1,2]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[3]	0.30	[4]	0.30	[4]	1.80	[1]	1,108	101
Series NAV
12-31-2009	9.16	0.50	[1,2]	1.99	2.49	(0.42)	(0.08)	—	(0.50)	11.15	27.19	[3]	0.07	[4]	0.07	[4,5]	4.84	[1]	37	31
12-31-2008	13.01	0.58	[1,2]	(3.68)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.16	(24.16)[3]		0.07	[4]	0.07	[4]	5.08	[1]	19	28
12-31-2007	13.38	0.84	[1,2]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34	[3]	0.06	[4]	0.06	[4]	6.30	[1]	13	13
12-31-2006	13.35	0.24	[1,2]	1.06	1.30	(0.31)	(0.93)	(0.03)	(1.27)	13.38	10.50	[3]	0.06	[4]	0.06	[4]	1.88	[1]	5	19
12-31-2005[6]	12.59	(0.01)[1,2]		0.77	0.76	—	—	—	—	13.35	6.04	[3,7]	0.06	[4,8]	0.06	[4,8]	(0.06)[1,8]		2	101

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	Lifestyle Moderate Trust

12/31/2009	0.49%–1.23%
12/31/2008	0.34%–1.18%
12/31/2007	0.34%–1.38%

6The inception date for Series NAV shares is 4-29-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
																		Ratio
				Net real-														of net
				ized and										Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset				of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,				expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of		Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period		return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Cap Index Trust
Series I
12-31-2009	10.67	0.14	[1]	3.72	3.86	(0.13)	(0.18)	—	(0.31)	14.22		36.76	[2,3]	0.55	[4]	0.55		1.22		325	34	[5]
12-31-2008	17.42	0.16	[1]	(6.36)	(6.20)	(0.15)	(0.40)	—	(0.55)	10.67		(36.45)[2,3]		0.55	[4]	0.55		1.10		240	41
12-31-2007	18.84	0.20	[1,6]	1.22	1.42	(0.27)	(2.57)	—	(2.84)	17.42	[7]	7.57	[2,3,7]	0.55	[4]	0.54		0.99	[6]	397	29
12-31-2006	18.05	0.20	[1]	1.53	1.73	(0.12)	(0.82)	—	(0.94)	18.84		9.72	[2,3]	0.57	[4]	0.57		1.09		377	15	[5]
12-31-2005	16.78	0.16	[1]	1.77	1.93	(0.09)	(0.57)	—	(0.66)	18.05		12.02	[2]	0.57		0.57		0.95		220	19
Series II
12-31-2009	10.65	0.12	[1]	3.69	3.81	(0.10)	(0.18)	—	(0.28)	14.18		36.38	[2,3]	0.75	[4]	0.75		1.03		85	34	[5]
12-31-2008	17.36	0.14	[1]	(6.34)	(6.20)	(0.11)	(0.40)	—	(0.51)	10.65		(36.56)[2,3]		0.75	[4]	0.75		0.91		68	41
12-31-2007	18.75	0.15	[1,6]	1.23	1.38	(0.20)	(2.57)	—	(2.77)	17.36	[7]	7.39	[2,3,7]	0.75	[4]	0.74		0.73	[6]	103	29
12-31-2006	17.98	0.16	[1]	1.51	1.67	(0.08)	(0.82)	—	(0.90)	18.75		9.44	[2,3]	0.77	[4]	0.77		0.86		81	15	[5]
12-31-2005	16.72	0.13	[1]	1.76	1.89	(0.06)	(0.57)	—	(0.63)	17.98		11.79	[2]	0.77		0.77		0.74		63	19
Series NAV
12-31-2009	10.67	0.15	[1]	3.70	3.85	(0.13)	(0.18)	—	(0.31)	14.21		36.73	[2,3]	0.50	[4]	0.50		1.28		649	34	[5]
12-31-2008	17.42	0.18	[1]	(6.37)	(6.19)	(0.16)	(0.40)	—	(0.56)	10.67		(36.39)[2,3]		0.50	[4]	0.50		1.23		389	41
12-31-2007	18.85	0.22	[1,6]	1.21	1.43	(0.29)	(2.57)	—	(2.86)	17.42	[7]	7.61	[2,3,7]	0.50	[4]	0.49		1.08	[6]	430	29
12-31-2006	18.06	0.22	[1]	1.51	1.73	(0.12)	(0.82)	—	(0.94)	18.85		9.74	[2,3]	0.52	[4]	0.52		1.21		603	15	[5]
12-31-2005[8]	15.40	0.12	[1]	2.54	2.66	—	—	—	—	18.06		17.27	[9]	0.54	[10]	0.54	[10]	1.01	[10]	74	19

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Excludes merger activity.
6Net investment income/loss per share and ratio of net investment income/loss to average net assets reflects special dividend received by the Portfolio, which amounted to the following amounts:

			Percentage of
Portfolio	Series	Per Share	average net assets

Mid Cap Index	I	$0.04	0.21%
	II	0.04	0.16%
	NAV	0.05	0.25%

7Payments from Affiliates increased the end of period net asset value by less than $0.01 for Series II and Series NAV and by $0.01 per share for Series I and the total return by less than 0.01% for Series II and Series NAV and by 0.05% for Series I. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $17.42, $17.36 and $17.42 and 7.57%, 7.39% and 7.61% for Series I, Series II and Series NAV, respectively. .
8The inception date for Series NAV shares is 4-29-05.
9Not annualized.
10Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions								Ratios to average net assets
																	Ratio
			Net real-														of net
			ized and										Ratio		Ratio		investment
	Net asset	Net	unrealized	Total from						Net asset			of gross		of net		income	Net
	value,	investment	gain (loss)	investment	From net					value,			expenses		expenses		(loss) to	assets,
	beginning	income	on invest-	oper-	investment		From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	ments	ations	income		realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)		($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Mid Cap Stock Trust
Series I
12-31-2009	8.74	(0.01)[1]	2.75	2.74	—		—	—	—	11.48	31.35	[2]	0.94	[3]	0.94		(0.09)	203	196
12-31-2008	15.98	(0.02)[1]	(6.84)	(6.86)	—		(0.38)	—	(0.38)	8.74	(43.76)[2,4]		0.94	[3]	0.94		(0.12)	186	130	[5]
12-31-2007	16.97	(0.03)[1]	3.63	3.60	—		(4.59)	—	(4.59)	15.98	23.57	[2,4,6]	0.94	[3]	0.93		(0.20)	355	133
12-31-2006	15.57	— [1,7]	2.07	2.07	—		(0.67)	—	(0.67)	16.97	13.55	[2,4,8]	0.93	[3]	0.93		— [9]	361	123
12-31-2005	14.13	(0.04)[1]	1.99	1.95	—		(0.51)	—	(0.51)	15.57	14.57	[4]	0.97		0.97		(0.31)	383	196	[5]
Series II
12-31-2009	8.59	(0.03)[1]	2.71	2.68	—		—	—	—	11.27	31.20	[2]	1.14	[3]	1.14		(0.30)	124	196
12-31-2008	15.76	(0.04)[1]	(6.75)	(6.79)	—		(0.38)	—	(0.38)	8.59	(43.93)[2,4]		1.14	[3]	1.14		(0.32)	107	130	[5]
12-31-2007	16.82	(0.07)[1]	3.60	3.53	—		(4.59)	—	(4.59)	15.76	23.35	[2,4,6]	1.14	[3]	1.13		(0.40)	206	133
12-31-2006	15.47	(0.03)[1]	2.05	2.02	—		(0.67)	—	(0.67)	16.82	13.31	[2,4,8]	1.13	[3]	1.13		(0.18)	183	123
12-31-2005	14.06	(0.07)[1]	1.99	1.92	—		(0.51)	—	(0.51)	15.47	14.42	[4]	1.17		1.17		(0.52)	178	196	[5]
Series NAV
12-31-2009	8.77	— [1,7]	2.76	2.76	—		—	—	—	11.53	31.47	[2]	0.89	[3]	0.89		(0.05)	440	196
12-31-2008	16.03	(0.01)[1]	(6.87)	(6.88)	—		(0.38)	—	(0.38)	8.77	(43.75)[2,4]		0.89	[3]	0.89		(0.07)	296	130	[5]
12-31-2007	17.01	(0.02)[1]	3.63	3.61	—	[7]	(4.59)	—	(4.59)	16.03	23.59	[2,4,6]	0.89	[3]	0.88		(0.13)	702	133
12-31-2006	15.59	0.02 [1]	2.07	2.09	—		(0.67)	—	(0.67)	17.01	13.66	[2,4,8]	0.88	[3]	0.88		0.09	473	123
12-31-2005[10]	13.50	(0.02)[1]	2.62	2.60	—		(0.51)	—	(0.51)	15.59	20.07	[4,11]	0.91	[12]	0.91	[12]	(0.21)[12]	399	196	[5]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Does not take into consideration expense reductions during the periods shown.
4Assumes dividend reinvestment (if applicable).
5Excludes merger activity.
6Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Mid Cap Stock Series I	$0.01	23.49%
Mid Cap Stock Series II	0.01	23.27%
Mid Cap Stock Series NAV	0.01	23.51%

7Less than $0.01 per share.
8John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
9Less than 0.01%.
10The inception date for Series NAV shares is 2-28-05.
11Not annualized.
12Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Cap Value Equity Trust
Series NAV
12-31-2009	7.48	0.12	[1]	2.82	2.94	(0.09)	(0.21)	—	(0.30)	10.12	40.42	[2,3]	0.95	[4]	0.95		1.39		136	63
12-31-2008	13.91	0.11	[1]	(6.13)	(6.02)	(0.12)	(0.29)	—	(0.41)	7.48	(44.21)[2,3]		1.01	[4]	1.01		0.92		47	51
12-31-2007	13.07	0.15	[1]	1.25	1.40	(0.18)	(0.38)	—	(0.56)	13.91	10.72	[2,3]	0.92	[4]	0.92		1.03		146	30
12-31-2006[5]	12.50	0.09	[1]	0.48	0.57	—	—	—	—	13.07	4.56	[2,6]	0.99	[4,7]	0.99	[7]	1.07	[7]	112	25

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Assumes dividend reinvestment (if applicable).
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series NAV shares is 4-28-06.
6Not annualized.
7Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Mid Value Trust
Series I
12-31-2009	6.74	0.06	[1]	3.05	3.11	(0.05)	—	—	(0.05)	9.80	46.21	[2,3]	1.06	[4]	1.02		0.76		260	89	[5]
12-31-2008	10.69	0.13	[1]	(3.77)	(3.64)	(0.11)	(0.20)	—	(0.31)	6.74	(34.72)[2,3]		1.13	[4]	1.08		1.56		33	85
12-31-2007	13.67	0.22	[1]	(0.11)	0.11	(0.28)	(2.81)	—	(3.09)	10.69	0.51	[2,3]	1.09	[4]	1.04		1.70		11	69
12-31-2006	12.36	0.09	[1]	2.27	2.36	(0.03)	(1.02)	—	(1.05)	13.67	20.31	[2,3]	1.10	[4]	1.06		0.72		6	59
12-31-2005[6]	11.05	0.06	[1]	1.42	1.48	—	(0.17)	—	(0.17)	12.36	13.49	[2,3,7]	1.19	[4,8]	1.17	[8]	0.66	[8]	1	47
Series II
12-31-2009	6.74	0.04	[1]	3.06	3.10	(0.03)	—	—	(0.03)	9.81	46.02	[2,3]	1.26	[4]	1.22		0.52		105	89	[5]
12-31-2008	10.68	0.08	[1]	(3.73)	(3.65)	(0.09)	(0.20)	—	(0.29)	6.74	(34.88)[2,3]		1.33	[4]	1.28		0.91		8	85
12-31-2007	13.64	0.21	[1]	(0.12)	0.09	(0.24)	(2.81)	—	(3.05)	10.68	0.31	[2,3]	1.29	[4]	1.24		1.60		16	69
12-31-2006	12.34	0.06	[1]	2.27	2.33	(0.01)	(1.02)	—	(1.03)	13.64	20.05	[2,3]	1.30	[4]	1.27		0.49		17	59
12-31-2005[6]	11.05	0.03	[1]	1.43	1.46	—	(0.17)	—	(0.17)	12.34	13.30	[2,3,7]	1.37	[4,8]	1.35	[8]	0.38	[8]	5	47
Series NAV
12-31-2009	6.72	0.07	[1]	3.04	3.11	(0.06)	—	—	(0.06)	9.77	46.27	[2,3]	1.01	[4]	0.97		0.88		375	89	[5]
12-31-2008	10.67	0.11	[1]	(3.74)	(3.63)	(0.12)	(0.20)	—	(0.32)	6.72	(34.74)[2,3]		1.08	[4]	1.03		1.16		75	85
12-31-2007	13.65	0.24	[1]	(0.11)	0.13	(0.30)	(2.81)	—	(3.11)	10.67	0.60	[2,3]	1.04	[4]	0.99		1.87		159	69
12-31-2006	12.35	0.09	[1]	2.27	2.36	(0.04)	(1.02)	—	(1.06)	13.65	20.34	[2,3]	1.06	[4]	1.03		0.70		167	59
12-31-2005[9]	11.67	0.05	[1]	0.81	0.86	(0.01)	(0.17)	—	(0.18)	12.35	7.39	[2,3]	1.10	[4]	1.08		0.40		162	47

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Excludes merger activity.
6The inception date for Series I and Series II shares is on 4-29-05.
7Not annualized.
8Annualized.
9Effective 4-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the former VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																Ratio
				Net real-												of net
				ized and									Ratio		Ratio	investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net	income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses	(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Money Market Trust
Series I
12-31-2009	10.00	0.02	[1]	—	0.02	(0.02)	—	—	(0.02)	10.00	0.20	[2,3]	0.57	[4]	0.53	0.19	3,383	—
12-31-2008	10.00	0.18	[1]	—	0.18	(0.18)	—	—	(0.18)	10.00	1.76	[2,3]	0.58	[4]	0.58	1.66	3,708	—
12-31-2007	10.00	0.45	[1]	—	0.45	(0.45)	—	—	(0.45)	10.00	4.56	[2,3]	0.56	[4]	0.55	4.43	2,504	—
12-31-2006	10.00	0.44	[1]	—	0.44	(0.44)	—	—	(0.44)	10.00	4.43	[2,3]	0.56	[4]	0.56	4.36	2,316	—
12-31-2005	10.00	0.26	[1]	—	0.26	(0.26)	—	—	(0.26)	10.00	2.60	[2]	0.56		0.56	2.63	2,113	—
Series II
12-31-2009	10.00	0.01	[1]	—	0.01	(0.01)	—	—	(0.01)	10.00	0.08	[2,3]	0.77	[4]	0.66	0.07	1,221	—
12-31-2008	10.00	0.16	[1]	—	0.16	(0.16)	—	—	(0.16)	10.00	1.56	[2,3]	0.78	[4]	0.78	1.36	1,503	—
12-31-2007	10.00	0.43	[1]	—	0.43	(0.43)	—	—	(0.43)	10.00	4.35	[2,3]	0.76	[4]	0.75	4.22	487	—
12-31-2006	10.00	0.42	[1]	—	0.42	(0.42)	—	—	(0.42)	10.00	4.23	[2,3]	0.76	[4]	0.76	4.22	339	—
12-31-2005	10.00	0.25	[1]	—	0.25	(0.25)	—	—	(0.25)	10.00	2.50	[2]	0.76		0.76	2.47	231	—

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																Ratio
				Net real-												of net
				ized and									Ratio		Ratio	investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net	income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses	(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Money Market Trust B
Series NAV
12-31-2009	1.00	—	[1,2]	—	—	— [2]	—	—	— [2]	1.00	0.48	[3,4]	0.54	[5]	0.29	0.46	662	—
12-31-2008	1.00	0.02	[1]	—	0.02	(0.02)	—	—	(0.02)	1.00	2.11	[3,4]	0.53	[5]	0.29	1.97	963	—
12-31-2007	1.00	0.05	[1]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.82	[3,4]	0.51	[5]	0.28	4.67	612	—
12-31-2006	1.00	0.05	[1]	—	0.05	(0.05)	—	—	(0.05)	1.00	4.70	[3,4]	0.51	[5]	0.28	4.61	480	—
12-31-2005[6]	1.00	0.03	[1]	—	0.03	(0.03)	—	—	(0.03)	1.00	2.97	[3,4]	0.50	[5]	0.28	2.91	442	—

1Based on the average daily shares outstanding.
2Less than $0.005 per share.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Does not take into consideration expense reductions during the periods shown.
6Effective 4-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the former VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions						Ratios to average net assets
																Ratio
				Net real-												of net
				ized and								Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset		of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,		expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Mutual Shares Trust
Series I
12-31-2009	7.33	0.12	[1]	1.81	1.93	(0.21)	—	—	(0.21)	9.05	27.16 [2,3]	1.08	[4]	1.08		1.45		123	78
12-31-2008[5]	10.91	0.11	[1]	(3.60)	(3.49)	(0.09)	—	—	(0.09)	7.33	(31.98)[2,3,6]	1.13	[4,7]	1.11	[7]	1.38	[7]	18	44
Series NAV
12-31-2009	7.33	0.13	[1]	1.81	1.94	(0.21)	—	—	(0.21)	9.06	27.31 [2,3]	1.03	[4]	1.03		1.72		468	78
12-31-2008	11.95	0.16	[1]	(4.69)	(4.53)	(0.09)	—	—	(0.09)	7.33	(37.86)[2,3]	1.07	[4]	1.06		1.67		373	44
12-31-2007[8]	12.50	0.12	[1]	(0.67)	(0.55)	—	—	—	—	11.95	(4.40)[3,6]	1.22	[4,7]	1.06	[7]	1.52	[7]	379	48

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series I shares is 1-28-08.
6Not annualized.
7Annualized.
8The inception date for Series NAV shares is 5-1-07.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Natural Resources Trust
Series I
12-31-2009	13.43	0.07	[1]	3.23	3.30	(0.13)	(5.45)	—	(5.58)	11.15	59.19	[2,3]	1.08	[4]	1.08		0.73		17	96
12-31-2008	28.81	0.16	[1]	(14.58)	(14.42)	(0.15)	(0.81)	—	(0.96)	13.43	(51.61)[2,3]		1.13	[4]	1.13		0.66		14	24
12-31-2007	31.83	0.17	[1]	11.67	11.84	(0.42)	(14.44)	—	(14.86)	28.81	40.68	[2,3,5]	1.13	[4]	1.13		0.47		35	35
12-31-2006	31.50	0.32	[1]	6.47	6.79	(0.19)	(6.27)	—	(6.46)	31.83	22.30	[2,3]	1.11	[4]	1.11		1.02		19	28
12-31-2005	21.96	0.13	[1]	9.97	10.10	—	(0.56)	—	(0.56)	31.50	46.77	[2]	1.11		1.11		0.52		15	38
Series II
12-31-2009	13.33	0.05	[1]	3.18	3.23	(0.08)	(5.45)	—	(5.53)	11.03	58.90	[2,3]	1.26	[4]	1.26		0.50		188	96
12-31-2008	28.54	0.11	[1]	(14.43)	(14.32)	(0.08)	(0.81)	—	(0.89)	13.33	(51.71)[2,3]		1.33	[4]	1.33		0.43		112	24
12-31-2007	31.59	0.09	[1]	11.60	11.69	(0.30)	(14.44)	—	(14.74)	28.54	40.44	[2,3,5]	1.33	[4]	1.33		0.27		302	35
12-31-2006	31.32	0.26	[1]	6.42	6.68	(0.14)	(6.27)	—	(6.41)	31.59	22.03	[2,3]	1.31	[4]	1.31		0.83		237	28
12-31-2005	21.89	0.10	[1]	9.89	9.99	—	(0.56)	—	(0.56)	31.32	46.42	[2]	1.32		1.32		0.39		204	38
Series NAV
12-31-2009	13.33	0.06	[1]	3.17	3.23	(0.14)	(5.45)	—	(5.59)	10.97	59.22	[2,3]	1.09	[4]	1.09		0.62		73	96
12-31-2008	28.63	0.17	[1]	(14.49)	(14.32)	(0.17)	(0.81)	—	(0.98)	13.33	(51.60)[2,3]		1.08	[4]	1.08		0.71		244	24
12-31-2007	31.70	0.19	[1]	11.63	11.82	(0.45)	(14.44)	—	(14.89)	28.63	40.81	[2,3,5]	1.08	[4]	1.08		0.54		808	35
12-31-2006	31.40	0.31	[1]	6.46	6.77	(0.20)	(6.27)	—	(6.47)	31.70	22.31	[2,3]	1.06	[4]	1.06		1.02		826	28
12-31-2005[6]	25.42	0.17	[1]	6.46	6.63	(0.09)	(0.56)	—	(0.65)	31.40	26.89	[2,7]	1.06	[8]	1.06	[8]	0.75	[8]	496	38

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Natural Resources Series I	— [9]	40.68%
Natural Resources II	— [9]	40.44%
Natural Resources NAV	— [9]	40.81%

6The inception date for Series NAV shares is 2-28-05.
7Not annualized.
8Annualized.
9Less than $0.005 per share.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Optimized All Cap Trust
Series I
12-31-2009	8.61	0.12	[1]	2.30	2.42	(0.13)	—	—	(0.13)	10.90	28.27	[2,3]	0.75	[4]	0.75		1.26		133		153
12-31-2008	15.35	0.18	[1]	(6.81)	(6.63)	(0.11)	—	—	(0.11)	8.61	(43.18)[2,3]		0.79	[4]	0.79		1.42		127		151
12-31-2007	17.36	0.22	[1]	0.41	0.63	(0.21)	(2.43)	—	(2.64)	15.35	3.78	[2,3,5]	0.80	[4]	0.80		1.26		271		159
12-31-2006	16.55	0.15	[1]	2.28	2.43	(0.17)	(1.45)	—	(1.62)	17.36	15.17	[2,3]	0.81	[4]	0.81		0.91		301		141
12-31-2005	16.64	0.13	[1]	1.27	1.40	(0.14)	(1.35)	—	(1.49)	16.55	8.58	[2]	0.82		0.82		0.77		300		133
Series II
12-31-2009	8.61	0.10	[1]	2.30	2.40	(0.11)	—	—	(0.11)	10.90	28.02	[2,3]	0.95	[4]	0.95		1.06		69		153
12-31-2008	15.32	0.15	[1]	(6.77)	(6.62)	(0.09)	—	—	(0.09)	8.61	(43.24)[2,3]		0.99	[4]	0.99		1.21		63		151
12-31-2007	17.33	0.17	[1]	0.42	0.59	(0.17)	(2.43)	—	(2.60)	15.32	3.57	[2,3,5]	1.00	[4]	1.00		0.97		132		159
12-31-2006	16.53	0.12	[1]	2.26	2.38	(0.13)	(1.45)	—	(1.58)	17.33	14.91	[2,3]	1.01	[4]	1.01		0.71		6		141
12-31-2005	16.63	0.10	[1]	1.27	1.37	(0.12)	(1.35)	—	(1.47)	16.53	8.36	[2]	1.02		1.02		0.58		6		133
Series NAV
12-31-2009	8.64	0.12	[1]	2.32	2.44	(0.14)	—	—	(0.14)	10.94	28.36	[2,3]	0.70	[4]	0.70		1.31		1,100		153
12-31-2008	15.41	0.19	[1]	(6.84)	(6.65)	(0.12)	—	—	(0.12)	8.64	(43.16)[2,3]		0.74	[4]	0.74		1.62		958		151
12-31-2007	17.41	0.24	[1]	0.41	0.65	(0.22)	(2.43)	—	(2.65)	15.41	3.88	[2,3,5]	0.75	[4]	0.75		1.35		1		159
12-31-2006	16.59	0.16	[1]	2.29	2.45	(0.18)	(1.45)	—	(1.63)	17.41	15.24	[2,3]	0.76	[4]	0.76		0.92		—	[6]	141
12-31-2005[7]	15.38	0.11	[1]	2.26	2.37	(0.16)	(1.00)	—	(1.16)	16.59	15.35	[2,8]	0.78	[9]	0.78	[9]	0.78	[9]	—	[6]	133

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Optimized All Cap Series I	— [10]	3.78%
Optimized All Cap II	— [10]	3.57%
Optimized All Cap NAV	— [10]	3.88%

6Less than $500,000.
7The inception date for Series NAV shares is 4-29-05.
8Not annualized.
9Annualized.
10Less than $0.005 per share.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Optimized Value Trust
Series I
12-31-2009	7.24	0.13	[1]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.47	[2,3]	0.78	[4]	0.78		1.69		1		154
12-31-2008	12.77	0.20	[1]	(5.46)	(5.26)	(0.27)	—	—	(0.27)	7.24	(41.20)[2,3]		0.75	[4]	0.75		1.74		—	[5]	176
12-31-2007	15.24	0.25	[1]	(0.96)	(0.71)	(0.31)	(1.45)	—	(1.76)	12.77	(5.13)[2,3]		0.74	[4]	0.74		1.72		1		159
12-31-2006	15.16	0.23	[1]	2.55	2.78	(0.28)	(2.42)	—	(2.70)	15.24	21.09	[2,3]	0.78	[4]	0.78		1.59		1		155
12-31-2005	14.67	0.17	[1]	1.11	1.28	(0.08)	(0.71)	—	(0.79)	15.16	9.19	[2]	0.80		0.80		1.23		1		225
Series II
12-31-2009	7.28	0.11	[1]	1.66	1.77	(0.15)	—	—	(0.15)	8.90	24.50	[2,3]	0.98	[4]	0.98		1.50		14		154
12-31-2008	12.83	0.18	[1]	(5.49)	(5.31)	(0.24)	—	—	(0.24)	7.28	(41.36)[2,3]		0.95	[4]	0.95		1.65		13		176
12-31-2007	15.28	0.20	[1]	(0.95)	(0.75)	(0.25)	(1.45)	—	(1.70)	12.83	(5.33)[2,3]		0.94	[4]	0.94		1.34		27		159
12-31-2006	15.18	0.20	[1]	2.57	2.77	(0.25)	(2.42)	—	(2.67)	15.28	20.97	[2,3]	0.98	[4]	0.98		1.37		5		155
12-31-2005	14.66	0.11	[1]	1.12	1.23	—	(0.71)	—	(0.71)	15.18	8.82	[2]	1.00		1.00		0.78		3		225
Series NAV
12-31-2009	7.24	0.13	[1]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.53	[2,3]	0.73	[4]	0.73		1.78		260		154
12-31-2008	12.77	0.21	[1]	(5.46)	(5.25)	(0.28)	—	—	(0.28)	7.24	(41.15)[2,3]		0.70	[4]	0.70		1.91		331		176
12-31-2007	15.25	0.25	[1]	(0.96)	(0.71)	(0.32)	(1.45)	—	(1.77)	12.77	(5.10)[2,3]		0.69	[4]	0.69		1.72		802		159
12-31-2006	15.15	0.23	[1]	2.57	2.80	(0.28)	(2.42)	—	(2.70)	15.25	21.29	[2,3]	0.73	[4]	0.73		1.62		513		155
12-31-2005[6]	14.94	0.18	[1]	0.83	1.01	(0.09)	(0.71)	—	(0.80)	15.15	7.26	[2,7]	0.76	[8]	0.76	[8]	1.50	[8]	191		225

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Less than $500,000.
6The inception date for Series NAV shares is 2-28-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Overseas Equity Trust
Series II
12-31-2009	7.46	0.09	[1]	2.17	2.26	(0.16)	—	—	(0.16)	9.56	30.45	[2,3]	1.35	[4]	1.35		1.08	4	97
12-31-2008	13.98	0.22	[1]	(5.85)	(5.63)	(0.20)	(0.69)	—	(0.89)	7.46	(42.19)[2,3]		1.42	[4]	1.42		1.97	3	90
12-31-2007	14.40	0.15	[1]	1.53	1.68	(0.30)	(1.80)	—	(2.10)	13.98	12.21	[2,3]	1.36	[4]	1.36		1.00	8	69
12-31-2006	12.51	0.16	[1]	2.24	2.40	(0.06)	(0.45)	—	(0.51)	14.40	19.64	[2,3,5]	1.40	[4]	1.40		1.23	8	32
12-31-2005[6]	10.47	(0.02)[1]		2.32	2.30	—	(0.26)	—	(0.26)	12.51	22.17	[2,7]	1.87	[8]	1.87	[8]	(0.24)[8]	5	34
Series NAV
12-31-2009	7.41	0.10	[1]	2.17	2.27	(0.18)	—	—	(0.18)	9.50	30.83	[2,3]	1.10	[4]	1.10		1.24	153	97
12-31-2008	13.91	0.24	[1]	(5.82)	(5.58)	(0.23)	(0.69)	—	(0.92)	7.41	(42.05)[2,3]		1.17	[4]	1.17		2.19	294	90
12-31-2007	14.36	0.19	[1]	1.52	1.71	(0.36)	(1.80)	—	(2.16)	13.91	12.53	[2,3]	1.11	[4]	1.11		1.24	579	69
12-31-2006	12.51	0.19	[1]	2.23	2.42	(0.12)	(0.45)	—	(0.57)	14.36	19.86	[2,3,9]	1.13	[4]	1.13		1.44	511	32
12-31-2005[9]	10.87	0.14	[1]	1.82	1.96	(0.06)	(0.26)	—	(0.32)	12.51	18.31	[2]	1.33		1.33		1.22	244	34

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively. See Note 1.
6The inception date for Series II shares is on 4-29-05.
7Not annualized.
8Annualized.
9Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Pacific Rim Trust
Series I
12-31-2009	6.00	0.08	[1]	1.83	1.91	(0.07)	—	—	(0.07)	7.84	32.10	[2,3]	0.96	[4]	0.96		1.17		66	93
12-31-2008	10.46	0.15	[1]	(4.25)	(4.10)	(0.15)	(0.21)	—	(0.36)	6.00	(39.91)[2,3]		1.25	[4]	1.25		1.73		56	61
12-31-2007	13.04	0.12	[1]	0.95	1.07	(0.24)	(3.41)	—	(3.65)	10.46	9.14	[2,3]	1.12	[4]	1.11		0.93		114	89
12-31-2006	11.84	0.10	[1]	1.21	1.31	(0.11)	—	—	(0.11)	13.04	11.05	[2,3]	1.06	[4]	1.06		0.80		124	46
12-31-2005	9.50	0.11	[1]	2.31	2.42	(0.08)	—	—	(0.08)	11.84	25.75	[2]	1.09		1.09		1.12		118	26
Series II
12-31-2009	5.99	0.06	[1]	1.83	1.89	(0.06)	—	—	(0.06)	7.82	31.73	[2,3]	1.16	[4]	1.16		0.97		24	93
12-31-2008	10.43	0.13	[1]	(4.24)	(4.11)	(0.12)	(0.21)	—	(0.33)	5.99	(40.04)[2,3]		1.45	[4]	1.45		1.57		17	61
12-31-2007	12.99	0.09	[1]	0.96	1.05	(0.20)	(3.41)	—	(3.61)	10.43	8.95	[2,3]	1.32	[4]	1.31		0.71		44	89
12-31-2006	11.79	0.07	[1]	1.22	1.29	(0.09)	—	—	(0.09)	12.99	10.92	[2,3]	1.26	[4]	1.26		0.60		44	46
12-31-2005	9.47	0.09	[1]	2.30	2.39	(0.07)	—	—	(0.07)	11.79	25.42	[2]	1.29		1.29		0.87		51	26
Series NAV
12-31-2009	6.03	0.08	[1]	1.85	1.93	(0.08)	—	—	(0.08)	7.88	32.17	[2,3]	0.91	[4]	0.91		1.21		9	93
12-31-2008	10.53	0.15	[1]	(4.29)	(4.14)	(0.15)	(0.21)	—	(0.36)	6.03	(39.98)[2,3]		1.20	[4]	1.20		1.72		7	61
12-31-2007	13.10	0.13	[1]	0.97	1.10	(0.26)	(3.41)	—	(3.67)	10.53	9.29	[2,3]	1.07	[4]	1.06		0.97		9	89
12-31-2006	11.88	0.11	[1]	1.22	1.33	(0.11)	—	—	(0.11)	13.10	11.21	[2,3]	1.01	[4]	1.01		0.89		7	46
12-31-2005[5]	9.36	0.06	[1]	2.46	2.52	—	—	—	—	11.88	26.92	[6]	1.05	[7]	1.05	[7]	0.82	[7]	6	26

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series NAV shares is 4-29-05.
6Not annualized.
7Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Real Estate Securities Trust
Series I
12-31-2009	7.10	0.22	[1]	1.88	2.10	(0.24)	—	—	(0.24)	8.96	30.17	[2,3]	0.79	[4]	0.79		3.17		94	148
12-31-2008	12.40	0.27	[1]	(5.03)	(4.76)	(0.38)	(0.16)	—	(0.54)	7.10	(39.42)[2,3]		0.80	[4]	0.80		2.45		89	84
12-31-2007	27.64	0.35	[1]	(3.13)	(2.78)	(0.63)	(11.83)	—	(12.46)	12.40	(15.61)[2,3]		0.78	[4]	0.78		1.68		188	77
12-31-2006	24.87	0.62	[1]	7.42	8.04	(0.50)	(4.77)	—	(5.27)	27.64	38.10	[2,3,5]	0.78	[4]	0.78		2.48		313	67
12-31-2005	26.81	0.79	[1]	1.61	2.40	(0.55)	(3.79)	—	(4.34)	24.87	11.85	[2]	0.81		0.81		3.31		265	92	[6]
Series II
12-31-2009	7.11	0.20	[1]	1.90	2.10	(0.23)	—	—	(0.23)	8.98	30.04	[2,3]	0.99	[4]	0.99		2.93		71	148
12-31-2008	12.40	0.25	[1]	(5.03)	(4.78)	(0.35)	(0.16)	—	(0.51)	7.11	(39.58)[2,3]		1.00	[4]	1.00		2.26		61	84
12-31-2007	27.59	0.32	[1]	(3.14)	(2.82)	(0.54)	(11.83)	—	(12.37)	12.40	(15.77)[2,3]		0.98	[4]	0.98		1.55		123	77
12-31-2006	24.84	0.57	[1]	7.41	7.98	(0.46)	(4.77)	—	(5.23)	27.59	37.82	[2,3,5]	0.98	[4]	0.98		2.30		169	67
12-31-2005	26.69	0.71	[1]	1.65	2.36	(0.42)	(3.79)	—	(4.21)	24.84	11.65	[2]	1.00		1.00		2.92		131	92	[6]
Series NAV
12-31-2009	7.06	0.22	[1]	1.88	2.10	(0.25)	—	—	(0.25)	8.91	30.26	[2,3]	0.74	[4]	0.74		3.21		177	148
12-31-2008	12.34	0.28	[1]	(5.01)	(4.73)	(0.39)	(0.16)	—	(0.55)	7.06	(39.39)[2,3]		0.75	[4]	0.75		2.52		153	84
12-31-2007	27.58	0.37	[1]	(3.13)	(2.76)	(0.65)	(11.83)	—	(12.48)	12.34	(15.56)[2,3]		0.73	[4]	0.73		1.79		301	77
12-31-2006	24.83	0.59	[1]	7.44	8.03	(0.51)	(4.77)	—	(5.28)	27.58	38.17	[2,3,5]	0.73	[4]	0.73		2.31		437	67
12-31-2005[7]	25.30	0.78	[1]	3.14	3.92	(0.60)	(3.79)	—	(4.39)	24.83	18.62	[2,8]	0.75	[9]	0.75	[9]	3.87	[9]	828	92	[6]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6Excludes merger activity.
7The inception date for Series NAV shares is 2-28-05.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Real Return Bond Trust
Series I
12-31-2009	11.66	0.32	[1]	1.80	2.12	(1.08)	(0.72)	—	(1.80)	11.98	19.47	[2,3]	0.77	[4]	0.77		2.66		8	572
12-31-2008	13.54	0.49	[1]	(1.96)	(1.47)	(0.08)	(0.33)	—	(0.41)	11.66	(11.28)[2,3]		0.83	[4,5]	0.83	[5]	3.69		9	1,032	[6]
12-31-2007	12.99	0.70	[1]	0.76	1.46	(0.91)	—	—	(0.91)	13.54	11.49	[2,3]	0.80	[4,5]	0.79	[5]	5.31		10	911	[6]
12-31-2006	13.55	0.54	[1]	(0.52)	0.02	(0.33)	(0.25)	—	(0.58)	12.99	0.23	[2,3]	0.82	[4,5]	0.82	[5]	4.09		5	989
12-31-2005	14.00	0.27	[1]	(0.08)	0.19	—	(0.64)	—	(0.64)	13.55	1.44	[2]	0.81		0.81		1.93		4	1,239
Series II
12-31-2009	11.55	0.29	[1]	1.78	2.07	(1.05)	(0.72)	—	(1.77)	11.85	19.22	[2,3]	0.97	[4]	0.97		2.44		95	572
12-31-2008	13.45	0.46	[1]	(1.96)	(1.50)	(0.07)	(0.33)	—	(0.40)	11.55	(11.54)[2,3]		1.03	[4,5]	1.03	[5]	3.50		87	1,032	[6]
12-31-2007	12.88	0.67	[1]	0.76	1.43	(0.86)	—	—	(0.86)	13.45	11.35	[2,3]	1.00	[4,5]	0.99	[5]	5.13		100	911	[6]
12-31-2006	13.45	0.50	[1]	(0.51)	(0.01)	(0.31)	(0.25)	—	(0.56)	12.88	(0.04)[2,3]		1.02	[4,5]	1.02	[5]	3.84		108	989
12-31-2005	13.95	0.29	[1]	(0.13)	0.16	(0.02)	(0.64)	—	(0.66)	13.45	1.21	[2]	1.02		1.02		2.14		145	1,239
Series NAV
12-31-2009	11.55	0.32	[1]	1.78	2.10	(1.08)	(0.72)	—	(1.80)	11.85	19.54	[2,3]	0.72	[4]	0.72		2.72		295	572
12-31-2008	13.42	0.48	[1]	(1.94)	(1.46)	(0.08)	(0.33)	—	(0.41)	11.55	(11.30)[2,3]		0.78	[4,5]	0.78	[5]	3.71		967	1,032	[6]
12-31-2007	12.88	0.70	[1]	0.76	1.46	(0.92)	—	—	(0.92)	13.42	11.61	[2,3]	0.75	[4,5]	0.74	[5]	5.38		1,112	911	[6]
12-31-2006	13.45	0.54	[1]	(0.52)	0.02	(0.34)	(0.25)	—	(0.59)	12.88	0.20	[2,3]	0.77	[4,5]	0.77	[5]	4.15		872	989
12-31-2005[7]	13.93	0.31	[1]	(0.05)	0.26	(0.10)	(0.64)	—	(0.74)	13.45	1.95	[2,8]	0.76	[9]	0.76	[9]	2.70	[9]	542	1,239

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets.
6The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 1,169% for 12-31-08 and 1,037% for 12-31-07. Prior years include the effect of TBA transactions.
7The inception date for Series NAV shares is 2-28-05.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
																Ratio
			Net real-													of net
			ized and									Ratio		Ratio		investment
	Net asset	Net	unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment	gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of		Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period		turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)		(%)
Science & Technology Trust
Series I
12-31-2009	8.25	(0.01)[1]	5.33	5.32	—	—	—	—	13.57	64.48	[2]	1.15	[3]	1.12		(0.13)	321		155
12-31-2008	14.85	(0.03)[1]	(6.57)	(6.60)	—	—	—	—	8.25	(44.44)[2]		1.20	[3]	1.18		(0.21)	151		132
12-31-2007	12.42	(0.06)[1]	2.49	2.43	—	—	—	—	14.85	19.57	[2,4]	1.19	[3]	1.16		(0.40)	338		128
12-31-2006	11.77	(0.06)[1]	0.71	0.65	—	—	—	—	12.42	5.52	[2]	1.18	[3]	1.16		(0.48)	347		194
12-31-2005	11.53	(0.07)[1]	0.31	0.24	—	—	—	—	11.77	2.08	[2]	1.17	[3]	1.14		(0.59)	403		54
Series II
12-31-2009	8.16	(0.04)[1]	5.29	5.25	—	—	—	—	13.41	64.34	[2]	1.35	[3]	1.32		(0.33)	57		155
12-31-2008	14.73	(0.05)[1]	(6.52)	(6.57)	—	—	—	—	8.16	(44.60)[2]		1.40	[3]	1.38		(0.41)	30		132
12-31-2007	12.35	(0.08)[1]	2.46	2.38	—	—	—	—	14.73	19.27	[2,4]	1.39	[3]	1.36		(0.60)	70		128
12-31-2006	11.72	(0.08)[1]	0.71	0.63	—	—	—	—	12.35	5.38	[2]	1.39	[3]	1.36		(0.68)	61		194
12-31-2005	11.51	(0.09)[1]	0.30	0.21	—	—	—	—	11.72	1.82	[2]	1.37	[3]	1.34		(0.79)	62		54
Series NAV
12-31-2009	8.27	(0.01)[1]	5.35	5.34	—	—	—	—	13.61	64.57	[2]	1.10	[3]	1.07		(0.07)	7		155
12-31-2008	14.88	(0.02)[1]	(6.59)	(6.61)	—	—	—	—	8.27	(44.42)[2]		1.15	[3]	1.13		(0.16)	3		132
12-31-2007	12.44	(0.05)[1]	2.49	2.44	—	—	—	—	14.88	19.61	[2,4]	1.14	[3]	1.11		(0.34)	4		128
12-31-2006	11.78	(0.04)[1]	0.70	0.66	—	—	—	—	12.44	5.60	[2]	1.15	[3]	1.12		(0.51)	1		194
12-31-2005[5]	10.45	(0.05)[1]	1.38	1.33	—	—	—	—	11.78	12.73	[2,6]	1.13	[3,7]	1.10	[7]	(0.58)[7]	—	[8]	54

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Does not take into consideration expense reductions during the periods shown.
4Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Science & Technology Series I	$0.02	19.40%
Science & Technology Series II	0.01	19.19%
Science & Technology Series NAV	0.01	19.53%

5The inception date for Series NAV shares is 4-29-05.
6Not annualized.
7Annualized.
8Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																Ratio
				Net real-												of net
				ized and									Ratio		Ratio	investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net	income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses	(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Short-Term Bond Trust
Series NAV
12-31-2009	6.97	0.30	[1]	1.02	1.32	(0.41)	—	—	(0.41)	7.88	19.21	[2,3]	0.69	[4]	0.69	4.04	96	39
12-31-2008	9.44	0.44	[1]	(2.23)	(1.79)	(0.68)	—	—	(0.68)	6.97	(18.92)[2,3]		0.66	[4]	0.66	4.81	92	47
12-31-2007	10.08	0.45	[1]	(0.12)	0.33	(0.93)	—	(0.04)	(0.97)	9.44	3.35	[2,3]	0.60	[4]	0.60	4.55	244	60
12-31-2006	9.98	0.41	[1]	0.03	0.44	(0.34)	—	—	(0.34)	10.08	4.55	[2,3,5]	0.62	[4]	0.62	4.15	297	99
12-31-2005[6]	9.93	0.31	[1]	(0.11)	0.20	(0.15)	—	—	(0.15)	9.98	2.07	[2]	0.72		0.72	3.08	207	36

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond Trust. Additionally, the accounting and performance history of the former VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond Trust.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Ratio
				Net real-												of net
				ized and									Ratio		Ratio	investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net	income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses	(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Short Term Government Income Trust
Series NAV
12-31-2009[1]	12.50	0.16	[2]	0.09	0.25	(0.04)	—	—	(0.04)	12.71	1.96	[3,4]	0.76	[5]	0.73	1.25	160	114

1The inception date for Class NAV shares is 1-2-09.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
																Ratio
			Net real-													of net
			ized and									Ratio		Ratio		investment
	Net asset	Net	unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment	gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Cap Growth Trust
Series I
12-31-2009	6.16	(0.04)[1]	2.17	2.13	—	—	—	—	8.29	34.58	[2,3]	1.15	[4]	1.15		(0.54)	55	216
12-31-2008	10.33	(0.02)[1]	(4.05)	(4.07)	—	(0.10)	—	(0.10)	6.16	(39.68)[2,3]		1.19	[4]	1.19		(0.28)	31	191	[5]
12-31-2007	11.53	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.33	13.99	[2,3,6]	1.18	[4]	1.17		(0.20)	29	104
12-31-2006	10.16	(0.08)[1]	1.45	1.37	—	—	—	—	11.53	13.48	[3,7]	1.22	[4]	1.22		(0.73)	23	162
12-31-2005[8]	8.06	(0.06)[1]	2.38	2.32	—	(0.22)	—	(0.22)	10.16	29.00	[2,9]	1.23	[10]	1.23	[10]	(0.90)[10]	1	140
Series II
12-31-2009	6.10	(0.05)[1]	2.15	2.10	—	—	—	—	8.20	34.43	[2,3]	1.35	[4]	1.35		(0.74)	33	216
12-31-2008	10.25	(0.04)[1]	(4.01)	(4.05)	—	(0.10)	—	(0.10)	6.10	(39.80)[2,3]		1.39	[4]	1.39		(0.47)	27	191	[5]
12-31-2007	11.48	(0.05)[1]	1.46	1.41	—	(2.64)	—	(2.64)	10.25	13.77	[2,3,6]	1.38	[4]	1.37		(0.41)	40	104
12-31-2006	10.14	(0.10)[1]	1.44	1.34	—	—	—	—	11.48	13.21	[3,7]	1.40	[4]	1.40		(0.95)	31	162
12-31-2005[8]	8.06	(0.07)[1]	2.37	2.30	—	(0.22)	—	(0.22)	10.14	28.75	[2,9]	1.41	[10]	1.41	[10]	(1.07)[10]	19	140
Series NAV
12-31-2009	6.18	(0.03)[1]	2.16	2.13	—	—	—	—	8.31	34.47	[2,3]	1.10	[4]	1.10		(0.49)	276	216
12-31-2008	10.34	(0.02)[1]	(4.04)	(4.06)	—	(0.10)	—	(0.10)	6.18	(39.54)[2,3]		1.14	[4]	1.14		(0.23)	181	191	[5]
12-31-2007	11.54	(0.02)[1]	1.46	1.44	—	(2.64)	—	(2.64)	10.34	13.98	[2,3,6]	1.13	[4]	1.12		(0.16)	245	104
12-31-2006	10.17	(0.08)[1]	1.45	1.37	—	—	—	—	11.54	13.47	[3,7]	1.15	[4]	1.14		(0.70)	241	162
12-31-2005[11]	8.87	(0.08)[1]	1.60	1.52	—	(0.22)	—	(0.22)	10.17	17.34	[2]	1.13		1.13		(0.84)	253	140

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Excludes merger activity.
6Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Small Cap Growth Series I	—[12]	13.99%
Small Cap Growth Series II	—[12]	13.77%
Small Cap Growth Series NAV	—[12]	13.98%

7John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
8The inception date for Series I and Series II shares is on 4-29-05.
9Not annualized.
10Annualized.
11Effective 4-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Growth. Additionally, the accounting and performance history of the former VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.
12Less than $0.005 per share.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Index Trust
Series I
12-31-2009	9.16	0.11	[1]	2.24	2.35	(0.08)	(0.29)	—	(0.37)	11.14	26.65	[2,3]	0.56	[4]	0.56		1.19		165	46
12-31-2008	14.19	0.16	[1]	(4.90)	(4.74)	(0.17)	(0.12)	—	(0.29)	9.16	(33.71)[2,3]		0.58	[4]	0.58		1.33		135	41
12-31-2007	16.97	0.18	[1]	(0.49)	(0.31)	(0.28)	(2.19)	—	(2.47)	14.19	(2.16)[2,3]		0.56	[4]	0.56		1.07		209	15
12-31-2006	14.89	0.16	[1]	2.43	2.59	(0.08)	(0.43)	—	(0.51)	16.97	17.61	[2,3,5]	0.57	[4]	0.57		1.00		239	27
12-31-2005	14.97	0.11	[1]	0.41	0.52	(0.08)	(0.52)	—	(0.60)	14.89	3.89	[2]	0.57		0.57		0.76		189	29
Series II
12-31-2009	9.14	0.09	[1]	2.23	2.32	(0.06)	(0.29)	—	(0.35)	11.11	26.34	[2,3]	0.76	[4]	0.76		0.99		67	46
12-31-2008	14.14	0.13	[1]	(4.87)	(4.74)	(0.14)	(0.12)	—	(0.26)	9.14	(33.83)[2,3]		0.78	[4]	0.78		1.11		59	41
12-31-2007	16.89	0.15	[1]	(0.49)	(0.34)	(0.22)	(2.19)	—	(2.41)	14.14	(2.35)[2,3]		0.76	[4]	0.76		0.95		108	15
12-31-2006	14.83	0.12	[1]	2.42	2.54	(0.05)	(0.43)	—	(0.48)	16.89	17.35	[2,3,5]	0.77	[4]	0.77		0.78		51	27
12-31-2005	14.91	0.08	[1]	0.41	0.49	(0.05)	(0.52)	—	(0.57)	14.83	3.70	[2]	0.77		0.77		0.55		52	29
Series NAV
12-31-2009	9.16	0.12	[1]	2.24	2.36	(0.09)	(0.29)	—	(0.38)	11.14	26.71	[2,3]	0.51	[4]	0.51		1.23		456	46
12-31-2008	14.20	0.17	[1]	(4.92)	(4.75)	(0.17)	(0.12)	—	(0.29)	9.16	(33.70)[2,3]		0.53	[4]	0.53		1.44		93	41
12-31-2007	16.98	0.17	[1]	(0.46)	(0.29)	(0.30)	(2.19)	—	(2.49)	14.20	(2.07)[2,3]		0.51	[4]	0.51		1.03		84	15
12-31-2006	14.90	0.17	[1]	2.43	2.60	(0.09)	(0.43)	—	(0.52)	16.98	17.64	[2,3,5]	0.52	[4]	0.52		1.07		179	27
12-31-2005[6]	12.77	0.09	[1]	2.04	2.13	—	—	—	—	14.90	16.68	[7]	0.53	[8]	0.53	[8]	0.92	[8]	93	29

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6The inception date for Series NAV shares is 4-29-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Opportunities Trust
Series I
12-31-2009	11.28	(0.01)[1]		3.83	3.82	—	—	—	—	15.10	33.87	[2]	1.27	[3]	1.19		(0.08)		36	85
12-31-2008	20.65	0.17	[1]	(8.62)	(8.45)	(0.35)	(0.52)	(0.05)	(0.92)	11.28	(42.13)[2,4]		1.11	[3]	1.11		1.03		33	107
12-31-2007	24.40	0.30	[1]	(2.11)	(1.81)	(0.46)	(1.48)	—	(1.94)	20.65	(7.66)[2,4,5]		1.08	[3]	1.08		1.23		73	41
12-31-2006	22.82	0.29	[1]	2.09	2.38	(0.17)	(0.63)	—	(0.80)	24.40	10.45	[2,4]	1.07	[3]	1.07		1.23		110	36
12-31-2005	21.62	0.17	[1]	1.45	1.62	—	(0.42)	—	(0.42)	22.82	7.77	[4]	1.12		1.12		0.76		124	113
Series II
12-31-2009	11.25	(0.04)[1]		3.82	3.78	—	—	—	—	15.03	33.60	[2]	1.47	[3]	1.39		(0.28)		31	85
12-31-2008	20.57	0.14	[1]	(8.58)	(8.44)	(0.31)	(0.52)	(0.05)	(0.88)	11.25	(42.25)[2,4]		1.31	[3]	1.31		0.83		26	107
12-31-2007	24.26	0.25	[1]	(2.09)	(1.84)	(0.37)	(1.48)	—	(1.85)	20.57	(7.80)[2,4,5]		1.28	[3]	1.28		1.05		54	41
12-31-2006	22.71	0.24	[1]	2.07	2.31	(0.13)	(0.63)	—	(0.76)	24.26	10.19	[2,4]	1.27	[3]	1.27		1.03		76	36
12-31-2005	21.55	0.11	[1]	1.47	1.58	—	(0.42)	—	(0.42)	22.71	7.61	[4]	1.32		1.32		0.49		83	113
Series NAV
12-31-2009	11.20	—	[1,6]	3.81	3.81	—	—	—	—	15.01	34.02	[2]	1.22	[3]	1.14		—	[6]	86	85
12-31-2008	20.53	0.17	[1]	(8.57)	(8.40)	(0.36)	(0.52)	(0.05)	(0.93)	11.20	(42.13)[2,4]		1.06	[3]	1.06		1.04		86	107
12-31-2007	24.28	0.32	[1]	(2.11)	(1.79)	(0.48)	(1.48)	—	(1.96)	20.53	(7.61)[2,4,5]		1.03	[3]	1.03		1.34		243	41
12-31-2006	22.72	0.32	[1]	2.05	2.37	(0.18)	(0.63)	—	(0.81)	24.28	10.47	[2,4]	1.02	[3]	1.02		1.39		272	36
12-31-2005[7]	21.40	0.18	[1]	1.67	1.85	(0.11)	(0.42)	—	(0.53)	22.72	8.98	[4,8]	1.06	[9]	1.06	[9]	1.00	[9]	183	113

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Does not take into consideration expense reductions during the periods shown.
4Assumes dividend reinvestment (if applicable).
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

		Total Return Excluding
	Impact on NAV per Share	Payment from
	from Affiliate for the	Affiliate for the
Portfolio	year ended 12-31-2007	year ended 12-31-2007

Small Cap Opportunities Series I	$0.01	−7.70%
Small Cap Opportunities Series II	0.02	−7.89%
Small Cap Opportunities Series NAV	0.01	−7.65%

6Less than $0.005 per share.
7The inception date for Series NAV shares is 2-28-05.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Small Cap Value Trust
Series I
12-31-2009	11.76	0.09	[1]	3.27	3.36	(0.08)	—	—	(0.08)	15.04	28.65	[2,3]	1.16	[4]	1.16		0.73		137	46
12-31-2008	16.20	0.16	[1]	(4.37)	(4.21)	(0.18)	(0.05)	—	(0.23)	11.76	(26.08)[2,3]		1.17	[4]	1.17		1.08		96	42
12-31-2007	20.58	0.18	[1]	(0.59)	(0.41)	(0.18)	(3.79)	—	(3.97)	16.20	(2.93)[2,3]		1.16	[4]	1.16		0.92		117	46	[5]
12-31-2006	20.94	0.17	[1]	3.36	3.53	(0.01)	(3.88)	—	(3.89)	20.58	19.26	[2,3,6]	1.19	[4]	1.19		0.88		74	49
12-31-2005[7]	18.45	0.04	[1]	2.68	2.72	—	(0.23)	—	(0.23)	20.94	14.78	[2,8]	1.18	[9]	1.18	[9]	0.27	[9]	1	68
Series II
12-31-2009	11.73	0.06	[1]	3.26	3.32	(0.05)	—	—	(0.05)	15.00	28.39	[2,3]	1.36	[4]	1.36		0.51		40	46
12-31-2008	16.16	0.13	[1]	(4.36)	(4.23)	(0.15)	(0.05)	—	(0.20)	11.73	(26.31)[2,3]		1.37	[4]	1.37		0.87		48	42
12-31-2007	20.50	0.12	[1]	(0.56)	(0.44)	(0.11)	(3.79)	—	(3.90)	16.16	(3.08)[2,3]		1.36	[4]	1.36		0.63		69	46	[5]
12-31-2006	20.90	0.09	[1]	3.39	3.48	—	(3.88)	—	(3.88)	20.50	19.03	[2,3,6]	1.37	[4]	1.37		0.48		69	49
12-31-2005[7]	18.45	—	[1,10]	2.68	2.68	—	(0.23)	—	(0.23)	20.90	14.56	[2,8]	1.38	[9]	1.38	[9]	0.01	[9]	34	68
Series NAV
12-31-2009	11.73	0.10	[1]	3.27	3.37	(0.09)	—	—	(0.09)	15.01	28.79	[2,3]	1.11	[4]	1.11		0.77		287	46
12-31-2008	16.18	0.16	[1]	(4.37)	(4.21)	(0.19)	(0.05)	—	(0.24)	11.73	(26.12)[2,3]		1.12	[4]	1.12		1.10		134	42
12-31-2007	20.57	0.17	[1]	(0.57)	(0.40)	(0.20)	(3.79)	—	(3.99)	16.18	(2.86)[2,3]		1.11	[4]	1.11		0.87		237	46	[5]
12-31-2006	20.94	0.13	[1]	3.40	3.53	(0.02)	(3.88)	—	(3.90)	20.57	19.32	[2,3,6]	1.11	[4]	1.11		0.67		278	49
12-31-2005[11]	19.42	0.05	[1]	1.73	1.78	(0.03)	(0.23)	—	(0.26)	20.94	9.21	[2]	1.10		1.10		0.25		265	68

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Excludes merger activity.
6John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
7The inception date for Series I and Series II shares is on 4-29-05.
8Not annualized.
9Annualized.
10Less than $0.005 per share.
11Effective 4-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Small Cap Value Trust. Additionally, the accounting and performance history of the former VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
																Ratio
			Net real-													of net
			ized and									Ratio		Ratio		investment
	Net asset	Net	unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment	gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Company Growth Trust
Series NAV
12-31-2009	9.54	(0.02)[1,2]	2.96	2.94	—	—	—	—	12.48	30.82	[3,4]	1.13	[5]	1.13		(0.21)[2]	103	103
12-31-2008	15.81	(0.05)[1]	(5.97)	(6.02)	—	(0.25)	—	(0.25)	9.54	(38.57)[3,4]		1.13	[5]	1.13		(0.41)	138	40
12-31-2007	15.11	(0.09)[1]	1.64	1.55	—	(0.85)	—	(0.85)	15.81	10.34	[3,4]	1.08	[5]	1.08		(0.57)	268	37
12-31-2006	13.29	(0.10)[1]	1.94	1.84	—	(0.02)	—	(0.02)	15.11	13.83	[3,4]	1.11	[5]	1.11		(0.68)	106	49
12-31-2005[6]	12.50	(0.02)[1]	0.81	0.79	—	—	—	—	13.29	6.32	[7]	1.13	[8]	1.13	[8]	(0.76)[8]	58	7

1Based on the average daily shares outstanding.
2Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to the following amounts:

			Percentage of
Portfolio	Series	Per Share	average net assets

Small Company Growth Trust	NAV	$0.02	0.23%

3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Does not take into consideration expense reductions during the periods shown.
6The inception date for Series NAV shares is 10-24-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Small Company Value Trust
Series I
12-31-2009	12.97	0.08	[1]	2.99	3.07	(0.05)	(1.73)	—	(1.78)	14.26	27.69	[2,3]	1.13	[4]	1.08		0.63	109	49	[5]
12-31-2008	18.24	0.08	[1]	(4.92)	(4.84)	(0.13)	(0.30)	—	(0.43)	12.97	(27.05)[2,3]		1.13	[4]	1.08		0.48	108	30
12-31-2007	21.89	0.05	[1]	(0.23)	(0.18)	(0.03)	(3.44)	—	(3.47)	18.24	(1.20)[2,3,6]		1.11	[4]	1.06		0.23	200	18
12-31-2006	22.21	0.04	[1]	3.27	3.31	(0.02)	(3.61)	—	(3.63)	21.89	15.42	[2,3]	1.12	[4]	1.08		0.19	275	16
12-31-2005	21.18	0.03	[1]	1.40	1.43	(0.06)	(0.34)	—	(0.40)	22.21	6.93	[2,3]	1.12	[4]	1.10		0.13	291	12
Series II
12-31-2009	12.88	0.05	[1]	2.97	3.02	(0.03)	(1.73)	—	(1.76)	14.14	27.48	[2,3]	1.33	[4]	1.28		0.43	91	49	[5]
12-31-2008	18.11	0.05	[1]	(4.90)	(4.85)	(0.08)	(0.30)	—	(0.38)	12.88	(27.26)[2,3]		1.33	[4]	1.28		0.28	82	30
12-31-2007	21.76	0.01	[1]	(0.22)	(0.21)	—	(3.44)	—	(3.44)	18.11	(1.35)[2,3,6]		1.31	[4]	1.26		0.03	145	18
12-31-2006	22.13	—	[1,7]	3.24	3.24	—	(3.61)	—	(3.61)	21.76	15.16	[2,3]	1.32	[4]	1.28		(0.01)	195	16
12-31-2005	21.10	(0.01)[1]		1.39	1.38	(0.01)	(0.34)	—	(0.35)	22.13	6.73	[2,3]	1.32	[4]	1.30		(0.03)	199	12
Series NAV
12-31-2009	12.94	0.08	[1]	3.00	3.08	(0.06)	(1.73)	—	(1.79)	14.23	27.82	[2,3]	1.08	[4]	1.03		0.68	205	49	[5]
12-31-2008	18.21	0.09	[1]	(4.92)	(4.83)	(0.14)	(0.30)	—	(0.44)	12.94	(27.04)[2,3]		1.08	[4]	1.03		0.58	283	30
12-31-2007	21.86	0.07	[1]	(0.23)	(0.16)	(0.05)	(3.44)	—	(3.49)	18.21	(1.14)[2,3,6]		1.06	[4]	1.01		0.35	294	18
12-31-2006	22.18	0.06	[1]	3.26	3.32	(0.03)	(3.61)	—	(3.64)	21.86	15.50	[2,3]	1.06	[4]	1.03		0.26	234	16
12-31-2005[8]	21.03	0.06	[1]	1.52	1.58	(0.09)	(0.34)	—	(0.43)	22.18	7.72	[2,3,9]	1.06	[4,10]	1.04	[10]	0.33 [10]	148	12

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Excludes merger activity.
6Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate for the	Affiliate for the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Small Company Value Series I	— [7]	−1.20%
Small Company Value Series II	— [7]	−1.35%
Small Company Value Series NAV	— [7]	−1.14%

7Less than $0.005 per share.
8The inception date for Series NAV shares is 2-28-05.
9Not annualized.
10Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
Ratio
			Net real-													of net
			ized and									Ratio		Ratio		investment
	Net asset	Net	unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment	gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Smaller Company Growth Trust
Series I
12-31-2009[1]	13.59	— [2,3]	0.71	0.71	—	—	—	—	14.30	5.22	[4,5]	1.12	[6,7]	1.01	[6]	(0.26)[6]	95	114	[8]
Series II
12-31-2009[1]	13.59	(0.01)[2]	0.71	0.70	—	—	—	—	14.29	5.15	[4,5]	1.32	[6,7]	1.21	[6]	(0.46)[6]	24	114	[8]
Series NAV
12-31-2009	10.61	(0.06)[2]	3.75	3.69	—	—	—	—	14.30	34.78	[4]	1.34	[7]	1.23		(0.51)	114	114	[8]
12-31-2008[1]	12.50	(0.01)[2]	(1.88)	(1.89)	—	—	—	—	10.61	(15.12)[4,5]		1.30	[6,7]	1.18	[6]	(0.30)[6]	93	16

1The inception dates for Series I, Series II and Series NAV shares are 11-16-09, 11-16-09 and 10-7-08, respectively.
2Based on the average daily shares outstanding.
3Less than $0.005 per share.
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Not annualized.
6Annualized.
7Does not take into consideration expense reductions during the periods shown.
8Excludes merger activity.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Spectrum Income Trust
Series NAV
12-31-2009	11.23	0.58	[1]	1.45	2.03	(0.43)	—	—	(0.43)	12.83	18.09	[2,3]	0.79	[4]	0.77		4.74		1,834	104	[5]
12-31-2008	13.31	0.61	[1]	(1.84)	(1.23)	(0.79)	(0.06)	—	(0.85)	11.23	(9.30)[2,3]		0.86	[4,6]	0.84	[6]	4.76		1,053	69	[5]
12-31-2007	13.63	0.61	[1]	0.17	0.78	(0.95)	(0.15)	—	(1.10)	13.31	5.88	[2,3]	0.88	[4]	0.86		4.48		1,083	83	[5]
12-31-2006	12.71	0.55	[1]	0.45	1.00	(0.08)	— [7]	—	(0.08)	13.63	7.90	[2,3]	0.93	[4]	0.92		4.19		867	75
12-31-2005[8]	12.50	0.09	[1]	0.12	0.21	—	—	—	—	12.71	1.68	[2,9]	0.77	[4,10]	0.75	[10]	3.84	[10]	551	21	[9]

1Based on the average daily shares outstanding.
2Total returns would have been lower had certain expenses not been reduced during the periods shown.
3Assumes dividend reinvestment (if applicable).
4Does not take into consideration expense reductions during the periods shown.
5The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 150% for 12-31-2009, 121% for 12-31-2008 and 117% for 12-31-2007.
6Includes interest expense on securities sold short. Excluding this the gross and net expense ratios would have been 0.86% and 0.84% for the year ended 12-31-08.
7Less than $0.01 per share.
8The inception date for Series NAV shares is 10-24-05.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

9Not annualized.
10Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Strategic Bond Trust
Series I
12-31-2009	8.42	0.46	[1]	1.48	1.94	(0.76)	—	—	(0.76)	9.60	23.41	[2,3]	0.77	[4]	0.77		5.09		94	111	[5]
12-31-2008	10.91	0.71	[1]	(2.47)	(1.76)	(0.73)	—	—	(0.73)	8.42	(16.08)[2,3]		0.81	[4]	0.81		6.96		86	65	[5]
12-31-2007	12.01	0.66	[1]	(0.66)	— [6]	(1.10)	—	—	(1.10)	10.91	(0.07)[2,3]		0.79	[4]	0.79		5.71		147	83	[5]
12-31-2006	12.03	0.61	[1]	0.17	0.78	(0.80)	—	—	(0.80)	12.01	6.97	[2,3]	0.80	[4]	0.80		5.26		170	141
12-31-2005	12.05	0.52	[1]	(0.21)	0.31	(0.33)	—	—	(0.33)	12.03	2.70	[2]	0.81		0.81		4.35		188	59
Series II
12-31-2009	8.43	0.44	[1]	1.48	1.92	(0.74)	—	—	(0.74)	9.61	23.12	[2,3]	0.97	[4]	0.97		4.84		78	111	[5]
12-31-2008	10.91	0.69	[1]	(2.46)	(1.77)	(0.71)	—	—	(0.71)	8.43	(16.22)[2,3]		1.01	[4]	1.01		6.77		60	65	[5]
12-31-2007	12.00	0.64	[1]	(0.67)	(0.03)	(1.06)	—	—	(1.06)	10.91	(0.35)[2,3]		0.99	[4]	0.99		5.51		99	83	[5]
12-31-2006	12.01	0.59	[1]	0.18	0.77	(0.78)	—	—	(0.78)	12.00	6.86	[2,3]	1.00	[4]	1.00		5.07		111	141
12-31-2005	11.98	0.49	[1]	(0.20)	0.29	(0.26)	—	—	(0.26)	12.01	2.44	[2]	1.01		1.01		4.09		114	59
Series NAV
12-31-2009	8.39	0.47	[1]	1.47	1.94	(0.77)	—	—	(0.77)	9.56	23.44	[2,3]	0.72	[4]	0.72		5.20		382	111	[5]
12-31-2008	10.88	0.71	[1]	(2.46)	(1.75)	(0.74)	—	—	(0.74)	8.39	(16.06)[2,3]		0.76	[4]	0.76		7.05		445	65	[5]
12-31-2007	11.98	0.67	[1]	(0.66)	0.01	(1.11)	—	—	(1.11)	10.88	0.03	[2,3]	0.74	[4]	0.74		5.79		466	83	[5]
12-31-2006	12.00	0.61	[1]	0.18	0.79	(0.81)	—	—	(0.81)	11.98	7.05	[2,3]	0.75	[4]	0.75		5.24		335	141
12-31-2005[7]	12.11	0.46	[1]	(0.20)	0.26	(0.37)	—	—	(0.37)	12.00	2.25	[2,8]	0.74	[9]	0.74	[9]	4.55	[9]	401	59

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 281% for 12-31-09, 300% for 12-31-08 and 463 for 12-31-07.
6Less than $0.005 per share.
7The inception date for Series NAV shares is 2-28-05.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
																		Ratio
				Net real-														of net
				ized and										Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from						Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net					value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
Strategic Income Trust
Series I
12-31-2009	11.20	0.95	[1]	1.97	2.92	(0.81)	—		—	(0.81)	13.31	26.66	[2,3]	0.85	[4,5]	0.85	[4]	7.67	[4]	28		87
12-31-2008	13.73	0.81	[1]	(1.96)	(1.15)	(1.38)	—		—	(1.38)	11.20	(8.61)[2,3]		0.82	[5]	0.81		6.17		16		40	[6]
12-31-2007	13.24	0.77	[1]	0.01	0.78	(0.29)	—		—	(0.29)	13.73	5.87	[2,3]	0.83	[5]	0.83		5.62		14		80	[6]
12-31-2006	13.15	0.59	[1]	(0.05)	0.54	(0.45)	—	[7]	—	(0.45)	13.24	4.13	[2,3]	0.90	[5]	0.90		4.42		10		125
12-31-2005	13.41	0.45	[1]	(0.17)	0.28	(0.51)	(0.03)		—	(0.54)	13.15	2.13	[2]	1.07		1.07		3.30		11		33
Series II
12-31-2009	11.22	0.92	[1]	1.98	2.90	(0.79)	—		—	(0.79)	13.33	26.34	[2,3]	1.05	[4,5]	1.05	[4]	7.43	[4]	14		87
12-31-2008	13.74	0.78	[1]	(1.95)	(1.17)	(1.35)	—		—	(1.35)	11.22	(8.76)[2,3]		1.02	[5]	1.01		5.89		10		40	[6]
12-31-2007	13.27	0.73	[1]	— [7]	0.73	(0.26)	—		—	(0.26)	13.74	5.54	[2,3]	1.03	[5]	1.03		5.37		17		80	[6]
12-31-2006	13.15	0.56	[1]	(0.05)	0.51	(0.39)	—	[7]	—	(0.39)	13.27	3.95	[2,3]	1.10	[5]	1.10		4.22		20		125
12-31-2005	13.41	0.42	[1]	(0.16)	0.26	(0.49)	(0.03)		—	(0.52)	13.15	1.92	[2]	1.27		1.27		3.09		22		33
Series NAV
12-31-2009	11.18	0.94	[1]	1.99	2.93	(0.82)	—		—	(0.82)	13.29	26.77	[2,3]	0.80	[4,5]	0.80	[4]	7.64	[4]	504		87
12-31-2008	13.71	0.82	[1]	(1.96)	(1.14)	(1.39)	—		—	(1.39)	11.18	(8.57)[2,3]		0.77	[5]	0.76		6.23		518		40	[6]
12-31-2007	13.23	0.77	[1]	— [7]	0.77	(0.29)	—		—	(0.29)	13.71	5.84	[2,3]	0.78	[5]	0.78		5.65		463		80	[6]
12-31-2006	13.15	0.60	[1]	(0.06)	0.54	(0.46)	—	[7]	—	(0.46)	13.23	4.15	[2,3]	0.80	[5]	0.80		4.56		335		125
12-31-2005[8]	13.33	0.29	[1]	0.07	0.36	(0.51)	(0.03)		—	(0.54)	13.15	2.75	[2,9]	1.03	[10]	1.03	[10]	2.96	[10]	—	[11]	33

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Tax expense was 0.04% of average net assets for Series I, Series II and Series NAV. This expense increased the net investment income (loss) by less than $0.01 for Series I and by $0.01 for Series II and Series NAV and the net investment income (loss) ratio by 0.04%.
5Does not take into consideration expense reductions during the periods shown.
6The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 46% for 12-31-08 and 86% for 12-31-07. Prior years include the effect of TBA transactions.
7Less than $0.005 per share.
8The inception dates for Series I, Series II and Series NAV shares are 5-3-04, 5-3-04 and 4-29-05, respectively.
9Not annualized.
10Annualized.
11Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Bond Market Trust A
Series I
12-31-2009	13.36	0.48	[1]	0.11	0.59	(0.37)	(0.14)	—	(0.51)	13.44	4.43	[2,3]	0.55	[4]	0.55		3.58		61	42
12-31-2008	12.85	0.57	[1]	0.18	0.75	(0.21)	(0.03)	—	(0.24)	13.36	5.82	[2,3]	0.57	[4]	0.57		4.37		37	139
12-31-2007[5]	12.55	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.85	6.59	[2,3]	0.57	[4]	0.56		4.72		64	91
12-31-2006[6]	12.50	0.48	[1]	(0.02)[7]	0.46	(0.41)	—	—	(0.41)	12.55	3.65	[2,3,8]	0.60	[4,9]	0.59	[9]	4.28	[9]	53	66	[8]
Series II
12-31-2009	13.39	0.46	[1]	0.10	0.56	(0.34)	(0.14)	—	(0.48)	13.47	4.21	[2,3]	0.75	[4]	0.75		3.39		1	42
12-31-2008	12.89	0.53	[1]	0.18	0.71	(0.18)	(0.03)	—	(0.21)	13.39	5.52	[2,3]	0.77	[4]	0.77		4.04		1	139
12-31-2007[5,6]	12.79	0.37	[1]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[2,3,8]	0.76	[4,9]	0.76	[9]	4.34	[9]	1	91	[8]
Series NAV
12-31-2009	13.38	0.49	[1]	0.11	0.60	(0.38)	(0.14)	—	(0.52)	13.46	4.47	[2,3]	0.50	[4]	0.50		3.63		1,029	42
12-31-2008	12.87	0.53	[1]	0.22	0.75	(0.21)	(0.03)	—	(0.24)	13.38	5.86	[2,3]	0.52	[4]	0.52		4.04		651	139
12-31-2007[5]	12.57	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[2,3]	0.52	[4]	0.51		4.76		102	91
12-31-2006[6]	12.50	0.52	[1]	(0.04)[7]	0.48	(0.41)	—	—	(0.41)	12.57	3.85	[2,3,8]	0.55	[4,9]	0.54	[9]	4.56	[9]	33	66	[8]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Prior to 11-9-07, the Portfolio was named Bond Index Trust A.
6The inception date for Series I, Series II and Series NAV is 2-10-06, 5-3-07 and 2-10-06, respectively.
7The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
8Not annualized.
9Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																Ratio
				Net real-												of net
				ized and									Ratio		Ratio	investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net	income	Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses	(loss) to	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Total Bond Market Trust B
Series NAV
12-31-2009	9.87	0.47	[1]	0.15	0.62	(0.52)	—	—	(0.52)	9.97	6.29	[2,3]	0.52	[4]	0.25	4.64	158	29
12-31-2008	9.83	0.50	[1]	0.07	0.57	(0.53)	—	—	(0.53)	9.87	5.79	[2,3]	0.54	[4]	0.26	5.07	162	68
12-31-2007	10.17	0.51	[1]	0.18	0.69	(1.03)	—	—	(1.03)	9.83	7.13	[2,3]	0.53	[4]	0.25	5.13	169	38
12-31-2006	10.13	0.50	[1]	(0.11)	0.39	(0.35)	—	—	(0.35)	10.17	4.07	[2,3]	0.53	[4]	0.25	5.01	162	53
12-31-2005[5]	10.05	0.46	[1]	(0.22)	0.24	(0.16)	—	—	(0.16)	10.13	2.39	[2,3]	0.42	[4]	0.25	4.55	182	18

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index Trust B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index Trust B.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Return Trust
Series I
12-31-2009	13.47	0.49	[1]	1.25	1.74	(0.56)	(0.66)	—	(1.22)	13.99	13.59	[2,3]	0.77	[4]	0.77		3.52		348	245	[5]
12-31-2008	13.92	0.57	[1]	(0.20)	0.37	(0.67)	(0.15)	—	(0.82)	13.47	2.69	[2,3]	0.80	[4]	0.79		4.10		327	145	[5]
12-31-2007	13.83	0.64	[1]	0.51	1.15	(1.06)	—	—	(1.06)	13.92	8.57	[2,3]	0.81	[4,6,7]	0.81	[7,8]	4.67		339	196	[5]
12-31-2006	13.81	0.57	[1]	(0.08)	0.49	(0.47)	—	—	(0.47)	13.83	3.67	[2,3]	0.81	[4]	0.81		4.21		368	254
12-31-2005	14.17	0.44	[1]	(0.11)	0.33	(0.34)	(0.35)	—	(0.69)	13.81	2.40	[2]	0.82		0.82		3.18		438	409	[9]
Series II
12-31-2009	13.46	0.45	[1]	1.25	1.70	(0.53)	(0.66)	—	(1.19)	13.97	13.28	[2,3]	0.97	[4]	0.97		3.30		344	245	[5]
12-31-2008	13.90	0.54	[1]	(0.19)	0.35	(0.64)	(0.15)	—	(0.79)	13.46	2.53	[2,3]	1.00	[4]	0.99		3.90		264	145	[5]
12-31-2007	13.79	0.61	[1]	0.51	1.12	(1.01)	—	—	(1.01)	13.90	8.36	[2,3]	1.01	[4,6,7]	1.01	[7,8]	4.47		236	196	[5]
12-31-2006	13.78	0.54	[1]	(0.09)	0.45	(0.44)	—	—	(0.44)	13.79	3.42	[2,3]	1.01	[4]	1.01		4.01		248	254
12-31-2005	14.11	0.41	[1]	(0.10)	0.31	(0.29)	(0.35)	—	(0.64)	13.78	2.25	[2]	1.01		1.01		2.92		286	409	[9]
Series NAV
12-31-2009	13.43	0.48	[1]	1.26	1.74	(0.57)	(0.66)	—	(1.23)	13.94	13.62	[2,3]	0.72	[4]	0.72		3.47		2,582	245	[5]
12-31-2008	13.88	0.57	[1]	(0.19)	0.38	(0.68)	(0.15)	—	(0.83)	13.43	2.76	[2,3]	0.75	[4]	0.74		4.15		1,522	145	[5]
12-31-2007	13.80	0.64	[1]	0.51	1.15	(1.07)	—	—	(1.07)	13.88	8.61	[2,3]	0.76	[4,6,7]	0.76	[7,8]	4.73		1,704	196	[5]
12-31-2006	13.79	0.58	[1]	(0.09)	0.49	(0.48)	—	—	(0.48)	13.80	3.66	[2,3]	0.76	[4]	0.76		4.27		1,319	254
12-31-2005[10]	14.16	0.43	[1]	(0.08)	0.35	(0.37)	(0.35)	—	(0.72)	13.79	2.56	[2,11]	0.76	[12]	0.76	[12]	3.71	[12]	834	409	[9]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 562% for 12-31-09, 476% for 12-31-08 and 286% for 12-31-07. Prior years include the effect of TBA transactions.
6Includes interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets.
7Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratios was less than 0.01%.
8Interest expense on securities sold short. The interest expense amounted to 0.01% or less of average net assets.
9Excludes merger activity.
10The inception date for Series NAV shares is 2-28-05.
11Not annualized.
12Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Stock Market Index Trust
Series I
12-31-2009	7.97	0.14	[1]	2.15	2.29	(0.14)	—	—	(0.14)	10.12	28.87	[2,3]	0.57	[4]	0.57		1.66		233	21
12-31-2008	12.98	0.17	[1]	(4.99)	(4.82)	(0.17)	(0.02)	—	(0.19)	7.97	(37.20)[2,3]		0.58	[4]	0.58		1.59		182	5
12-31-2007	13.13	0.18	[1]	0.49	0.67	(0.30)	(0.52)	—	(0.82)	12.98	5.18	[2,3]	0.57	[4]	0.56		1.33		263	11
12-31-2006	11.56	0.16	[1]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.13	15.29	[2,3,5]	0.57	[4]	0.57		1.30		238	2
12-31-2005	11.06	0.13	[1]	0.49	0.62	(0.12)	—	—	(0.12)	11.56	5.69	[2]	0.57		0.57		1.20		200	21
Series II
12-31-2009	7.96	0.13	[1]	2.13	2.26	(0.12)	—	—	(0.12)	10.10	28.52	[2,3]	0.77	[4]	0.77		1.47		50	21
12-31-2008	12.94	0.14	[1]	(4.95)	(4.81)	(0.15)	(0.02)	—	(0.17)	7.96	(37.29)[2,3]		0.78	[4]	0.78		1.36		44	5
12-31-2007	13.07	0.16	[1]	0.48	0.64	(0.25)	(0.52)	—	(0.77)	12.94	4.99	[2,3]	0.77	[4]	0.76		1.15		86	11
12-31-2006	11.51	0.13	[1]	1.59	1.72	(0.10)	(0.06)	—	(0.16)	13.07	15.09	[2,3,5]	0.77	[4]	0.77		1.09		37	2
12-31-2005	11.02	0.11	[1]	0.48	0.59	(0.10)	—	—	(0.10)	11.51	5.41	[2]	0.77		0.77		0.99		38	21
Series NAV
12-31-2009	7.97	0.15	[1]	2.15	2.30	(0.15)	—	—	(0.15)	10.12	28.93	[2,3]	0.52	[4]	0.52		1.72		72	21
12-31-2008	12.98	0.17	[1]	(4.98)	(4.81)	(0.18)	(0.02)	—	(0.20)	7.97	(37.15)[2,3]		0.53	[4]	0.53		1.61		68	5
12-31-2007	13.14	0.19	[1]	0.48	0.67	(0.31)	(0.52)	—	(0.83)	12.98	5.19	[2,3]	0.52	[4]	0.51		1.37		137	11
12-31-2006	11.57	0.16	[1]	1.59	1.75	(0.12)	(0.06)	—	(0.18)	13.14	15.33	[2,3,5]	0.52	[4]	0.52		1.34		160	2
12-31-2005[6]	10.41	0.10	[1]	1.06	1.16	—	—	—	—	11.57	11.14	[7]	0.52	[8]	0.52	[8]	1.30	[8]	170	21

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%.
6The inception date for Series NAV shares is 4-29-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Government Securities Trust
Series I
12-31-2009	12.17	0.21	[1]	0.79	1.00	(0.39)	(0.31)	—	(0.70)	12.47	8.39	[2,3]	0.74	[4]	0.74		1.73		124	116	[5]
12-31-2008	12.83	0.37	[1]	(0.55)	(0.18)	(0.48)	—	—	(0.48)	12.17	(1.41)[2,3]		0.75	[4]	0.74		2.95		140	44	[5]
12-31-2007	13.53	0.59	[1]	(0.17)	0.42	(1.12)	—	—	(1.12)	12.83	3.15	[2,3]	0.73	[4]	0.73		4.47		163	108	[5]
12-31-2006	13.64	0.56	[1]	0.01	0.57	(0.68)	—	—	(0.68)	13.53	4.39	[2,3]	0.75	[4]	0.75		4.20		181	57
12-31-2005	13.93	0.37	[1]	(0.16)	0.21	(0.24)	(0.26)	—	(0.50)	13.64	1.58	[2]	0.74		0.74		2.74		218	26
Series II
12-31-2009	12.18	0.19	[1]	0.79	0.98	(0.36)	(0.31)	—	(0.67)	12.49	8.22	[2,3]	0.94	[4]	0.94		1.50		98	116	[5]
12-31-2008	12.84	0.34	[1]	(0.55)	(0.21)	(0.45)	—	—	(0.45)	12.18	(1.64)[2,3]		0.95	[4]	0.94		2.69		93	44	[5]
12-31-2007	13.52	0.57	[1]	(0.18)	0.39	(1.07)	—	—	(1.07)	12.84	2.93	[2,3]	0.93	[4]	0.93		4.26		81	108	[5]
12-31-2006	13.63	0.53	[1]	0.01	0.54	(0.65)	—	—	(0.65)	13.52	4.19	[2,3]	0.95	[4]	0.95		4.00		85	57
12-31-2005	13.88	0.35	[1]	(0.15)	0.20	(0.19)	(0.26)	—	(0.45)	13.63	1.45	[2]	0.94		0.94		2.53		103	26
Series NAV
12-31-2009	12.12	0.24	[1]	0.77	1.01	(0.40)	(0.31)	—	(0.71)	12.42	8.48	[2,3]	0.69	[4]	0.69		1.92		56	116	[5]
12-31-2008	12.79	0.38	[1]	(0.56)	(0.18)	(0.49)	—	—	(0.49)	12.12	(1.44)[2,3]		0.70	[4]	0.69		3.00		91	44	[5]
12-31-2007	13.49	0.60	[1]	(0.17)	0.43	(1.13)	—	—	(1.13)	12.79	3.25	[2,3]	0.68	[4]	0.68		4.50		102	108	[5]
12-31-2006	13.61	0.57	[1]	— [6,7]	0.57	(0.69)	—	—	(0.69)	13.49	4.39	[2,3]	0.70	[4]	0.70		4.29		116	57
12-31-2005[8]	13.90	0.33	[1]	(0.08)	0.25	(0.28)	(0.26)	—	(0.54)	13.61	1.82	[2,9]	0.67	[10]	0.67	[10]	2.90	[10]	96	26

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 396% for 12-31-09, 520 for 12-31-08 and 775% for 12-31-07.
6Less than $0.01 per share.
7The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
8The inception date for Series NAV shares is 2-28-05.
9Not annualized.
10Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)		(%)
U.S. High Yield Bond Trust
Series I
12-31-2009	9.19	1.04	[1]	3.20	4.24	(1.15)	—	—	(1.15)	12.28	46.60	[2,3]	0.81	[4]	0.81		9.08		3		55
12-31-2008	12.49	0.65	[1]	(3.25)	(2.60)	(0.70)	—	—	(0.70)	9.19	(20.86)[2,3]		0.84	[4]	0.83		5.64		1		46
12-31-2007	13.52	0.96	[1]	(0.58)	0.38	(1.41)	—	—	(1.41)	12.49	2.87	[2,3]	0.83	[4]	0.82		7.27		1		84
12-31-2006	13.01	0.92	[1]	0.28	1.20	(0.69)	—	—	(0.69)	13.52	9.58	[2,3]	0.80	[4]	0.80		7.11		1		118
12-31-2005[5]	12.50	0.61	[1]	(0.10)	0.51	—	—	—	—	13.01	4.08	[6]	0.87	[7]	0.87	[7]	7.35	[7]	—	[8]	134	[6]
Series II
12-31-2009	9.22	1.03	[1]	3.20	4.23	(1.12)	—	—	(1.12)	12.33	46.38	[2,3]	1.01	[4]	1.01		8.95		7		55
12-31-2008	12.52	0.88	[1]	(3.51)	(2.63)	(0.67)	—	—	(0.67)	9.22	(21.05)[2,3]		1.04	[4]	1.03		7.57		2		46
12-31-2007	13.52	0.94	[1]	(0.58)	0.36	(1.36)	—	—	(1.36)	12.52	2.69	[2,3]	1.03	[4]	1.02		7.07		2		84
12-31-2006	13.00	0.90	[1]	0.29	1.19	(0.67)	—	—	(0.67)	13.52	9.46	[2,3]	1.04	[4]	1.04		6.94		3		118
12-31-2005[5]	12.50	0.57	[1]	(0.07)	0.50	—	—	—	—	13.00	4.00	[6]	1.06	[7]	1.06	[7]	6.48	[7]	1		134	[6]
Series NAV
12-31-2009	9.20	1.04	[1]	3.21	4.25	(1.16)	—	—	(1.16)	12.29	46.62	[2,3]	0.76	[4]	0.76		9.19		643		55
12-31-2008	12.50	0.90	[1]	(3.50)	(2.60)	(0.70)	—	—	(0.70)	9.20	(20.79)[2,3]		0.79	[4]	0.78		7.87		557		46
12-31-2007	13.53	0.97	[1]	(0.58)	0.39	(1.42)	—	—	(1.42)	12.50	2.92	[2,3]	0.78	[4]	0.77		7.33		443		84
12-31-2006	13.02	0.93	[1]	0.27	1.20	(0.69)	—	—	(0.69)	13.53	9.62	[2,3]	0.79	[4]	0.79		7.17		348		118
12-31-2005[5]	12.50	0.51	[1]	0.01	0.52	—	—	—	—	13.02	4.16	[6]	0.83	[7]	0.83	[7]	5.83	[7]	147		134	[6]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series I, Series II and Series NAV shares is 4-29-05.
6Not annualized.
7Annualized.
8Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
U.S. Multi Sector Trust
Series NAV
12-31-2009	9.45	0.16	[1]	1.71	1.87	(0.14)	—	—	(0.14)	11.18	19.94	[2,3]	0.80	[4]	0.80		1.61		968	47
12-31-2008	13.38	0.16	[1]	(3.81)	(3.65)	(0.28)	—	—	(0.28)	9.45	(27.30)[2,3]		0.81	[4]	0.80		1.34		507	77
12-31-2007	14.00	0.18	[1]	0.15	0.33	(0.23)	(0.72)	—	(0.95)	13.38	2.38	[2,3]	0.80	[4]	0.79		1.24		1,702	65
12-31-2006	13.05	0.14	[1]	0.86	1.00	(0.02)	(0.03)	—	(0.05)	14.00	7.63	[2,3]	0.81	[4]	0.81		1.06		1,408	61
12-31-2005[5]	12.50	0.02	[1]	0.53	0.55	—	—	—	—	13.05	4.40	[6]	0.77	[7]	0.77	[7]	0.84	[7]	855	5

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series NAV shares is 10-24-05.
6Not annualized.
7Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Utilities Trust
Series I
12-31-2009	8.16	0.35	[1,2]	2.35	2.70	(0.44)	—	—	(0.44)	10.42	33.64	[3,4]	0.95	[5]	0.95		3.94	[2]	114	96
12-31-2008	14.34	0.30	[1]	(5.67)	(5.37)	(0.35)	(0.46)	—	(0.81)	8.16	(38.64)[3,4]		1.02	[5]	1.02		2.49		94	68
12-31-2007	14.66	0.32	[1]	3.44	3.76	(0.31)	(3.77)	—	(4.08)	14.34	27.40	[3,6]	1.02		1.01		2.07		188	92
12-31-2006	13.18	0.29	[1]	3.25	3.54	(0.33)	(1.73)	—	(2.06)	14.66	31.00	[3,4]	1.00	[5]	1.00		2.24		134	98
12-31-2005	12.08	0.20	[1]	1.72	1.92	(0.06)	(0.76)	—	(0.82)	13.18	16.82	[3]	1.09		1.09		1.62		89	100
Series II
12-31-2009	8.11	0.33	[1,2]	2.33	2.66	(0.42)	—	—	(0.42)	10.35	33.34	[3,4]	1.15	[5]	1.15		3.75	[2]	34	96
12-31-2008	14.23	0.27	[1]	(5.61)	(5.34)	(0.32)	(0.46)	—	(0.78)	8.11	(38.73)[3,4]		1.22	[5]	1.22		2.23		30	68
12-31-2007	14.56	0.29	[1]	3.41	3.70	(0.26)	(3.77)	—	(4.03)	14.23	27.10	[3,6]	1.22		1.21		1.86		74	92
12-31-2006	13.10	0.27	[1]	3.23	3.50	(0.31)	(1.73)	—	(2.04)	14.56	30.77	[3,4]	1.20	[5]	1.20		2.08		66	98
12-31-2005	12.02	0.18	[1]	1.70	1.88	(0.04)	(0.76)	—	(0.80)	13.10	16.56	[3]	1.29		1.29		1.43		54	100
Series NAV
12-31-2009	8.16	0.36	[1,2]	2.34	2.70	(0.45)	—	—	(0.45)	10.41	33.58	[3,4]	0.90	[5]	0.90		4.03	[2]	21	96
12-31-2008	14.32	0.31	[1]	(5.66)	(5.35)	(0.35)	(0.46)	—	(0.81)	8.16	(38.50)[3,4]		0.97	[5]	0.97		2.62		15	68
12-31-2007	14.65	0.32	[1]	3.45	3.77	(0.33)	(3.77)	—	(4.10)	14.32	27.43	[3,6]	0.97		0.96		2.04		25	92
12-31-2006	13.17	0.30	[1]	3.25	3.55	(0.34)	(1.73)	—	(2.07)	14.65	31.07	[3,4]	0.95	[5]	0.95		2.29		7	98
12-31-2005[7]	11.34	0.13	[1]	1.70	1.83	—	—	—	—	13.17	16.14	[8]	1.04	[9]	1.04	[9]	1.34	[9]	3	100

1Based on the average daily shares outstanding.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

2Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to the following amounts:

	Impact on NAV per share	Total Return Excluding
	from Payment from	Payment from
	Affiliate from the	Affiliate from the
Portfolio	Year Ended 12-31-2007	Year Ended 12-31-2007

Utilities Series I	$0.01	27.31%
Utilities Series II	— [10]	27.10%
Utilities Series NAV	— [10]	27.43%

3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Does not take into consideration expense reductions during the periods shown.
6Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

			Percentage of
Portfolio	Series	Per Share	average net assets

Utilities Series	I	$0.13	1.41%
Utilities Series	II	0.12	1.41%
Utilities Series	NAV	0.13	1.41%

7The inception date for Series NAV shares is 4-29-05.
8Not annualized.
9Annualized.
10Less than $0.005 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Value Trust
Series I
12-31-2009	9.84	0.14	[1]	3.89	4.03	(0.15)	—	—	(0.15)	13.72	41.18	[2,3]	0.84	[4]	0.84		1.29		191	105
12-31-2008	17.36	0.16	[1]	(7.09)	(6.93)	(0.16)	(0.43)	—	(0.59)	9.84	(40.87)[2,3]		0.85	[4]	0.85		1.09		133	50
12-31-2007	22.72	0.18	[1]	1.54	1.72	(0.32)	(6.76)	—	(7.08)	17.36	8.22	[2,3,5]	0.83	[4]	0.83		0.80		273	73
12-31-2006	21.89	0.18	[1]	3.95	4.13	(0.09)	(3.21)	—	(3.30)	22.72	21.05	[2,3]	0.83	[4]	0.83		0.83		290	65
12-31-2005	19.57	0.08	[1]	2.36	2.44	(0.12)	—	—	(0.12)	21.89	12.56	[2]	0.86		0.86		0.39		263	67
Series II
12-31-2009	9.82	0.12	[1]	3.87	3.99	(0.13)	—	—	(0.13)	13.68	40.79	[2,3]	1.04	[4]	1.04		1.10		32	105
12-31-2008	17.29	0.13	[1]	(7.05)	(6.92)	(0.12)	(0.43)	—	(0.55)	9.82	(40.96)[2,3]		1.05	[4]	1.05		0.88		27	50
12-31-2007	22.62	0.13	[1]	1.54	1.67	(0.24)	(6.76)	—	(7.00)	17.29	8.00	[2,3,5]	1.03	[4]	1.03		0.60		56	73
12-31-2006	21.81	0.13	[1]	3.94	4.07	(0.05)	(3.21)	—	(3.26)	22.62	20.80	[2,3]	1.03	[4]	1.03		0.64		59	65
12-31-2005	19.50	0.04	[1]	2.36	2.40	(0.09)	—	—	(0.09)	21.81	12.35	[2]	1.06		1.06		0.20		46	67
Series NAV
12-31-2009	9.83	0.15	[1]	3.88	4.03	(0.16)	—	—	(0.16)	13.70	41.19	[2,3]	0.79	[4]	0.79		1.33		17	105
12-31-2008	17.35	0.17	[1]	(7.09)	(6.92)	(0.17)	(0.43)	—	(0.60)	9.83	(40.84)[2,3]		0.80	[4]	0.80		1.20		9	50
12-31-2007	22.72	0.19	[1]	1.54	1.73	(0.34)	(6.76)	—	(7.10)	17.35	8.26	[2,3,5]	0.78	[4]	0.78		0.86		11	73
12-31-2006	21.90	0.19	[1]	3.94	4.13	(0.10)	(3.21)	—	(3.31)	22.72	21.03	[2,3]	0.78	[4]	0.78		0.90		4	65
12-31-2005[6]	18.90	0.11	[1]	2.89	3.00	—	—	—	—	21.90	15.87	[7]	0.82	[8]	0.82	[8]	0.77	[8]	1	67

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

		Total Return Excluding
	Impact on NAV per Share	Payment from
	from Affiliate for the	Affiliate for the
Portfolio	year ended 12-31-2007	year ended 12-31-2007

Value Series I	$0.03	8.03%
Value Series II	0.03	7.82%
Value Series NAV	0.02	8.14%

6The inception date for Series NAV shares is 4-29-05.
7Not annualized.
8Annualized.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
																	Ratio
				Net real-													of net
				ized and									Ratio		Ratio		investment
	Net asset	Net		unrealized	Total from					Net asset			of gross		of net		income		Net
	value,	investment		gain (loss)	investment	From net				value,			expenses		expenses		(loss) to		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Value & Restructuring Trust
Series NAV
12-31-2009	8.42	0.15	[1]	3.60	3.75	(0.18)	—	—	(0.18)	11.99	44.86	[2,3]	0.86	[4]	0.86		1.54		298	76
12-31-2008	16.13	0.19	[1]	(7.74)	(7.55)	(0.16)	—	—	(0.16)	8.42	(46.81)[2,3]		0.87	[4]	0.87		1.43		284	23
12-31-2007	15.14	0.23	[1,5]	1.36	1.59	(0.32)	(0.28)	—	(0.60)	16.13	10.56	[2,3]	0.86	[4]	0.85		1.40		444	22
12-31-2006	13.31	0.17	[1]	1.74	1.91	(0.04)	(0.04)	—	(0.08)	15.14	14.43	[2,3]	0.89	[4]	0.89		1.21		337	14
12-31-2005[6]	12.50	0.04	[1]	0.77	0.81	—	—	—	—	13.31	6.48	[7]	0.91	[8]	0.91	[8]	1.80	[8]	153	4

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5

			Percentage of
Portfolio	Series	Per Share	average net assets

Value & Restructuring	NAV	$0.07	0.42%

6The inception date for Series NAV shares is 10-24-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less Distributions							Ratios to average net assets
																Ratio
			Net real-													of net
			ized and									Ratio		Ratio		investment
	Net asset	Net	unrealized	Total from					Net asset			of gross		of net		income	Net
	value,	investment	gain (loss)	investment	From net				value,			expenses		expenses		(loss) to	assets,
	beginning	income	on invest-	oper-	investment	From net	From capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	ments	ations	income	realized gain	paid-in	distributions	period	return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Vista Trust
Series NAV
12-31-2009	8.83	(0.03)[1]	1.88	1.85	—	(0.31)	—	(0.31)	10.37	21.64	[2,3]	0.96	[4]	0.96		(0.32)	134	206
12-31-2008	17.81	(0.07)[1]	(8.44)	(8.51)	—	(0.47)	—	(0.47)	8.83	(48.88)[2,3]		1.03	[4]	1.02		(0.50)	46	205
12-31-2007	14.26	(0.08)[1]	5.54	5.46	—	(1.91)	—	(1.91)	17.81	38.44	[2,3]	0.96	[4]	0.96		(0.49)	158	121
12-31-2006	13.12	(0.04)[1]	1.18	1.14	—	—	—	—	14.26	8.69	[3]	1.02	[4]	1.02		(0.30)	120	219
12-31-2005[5]	12.50	(0.01)[1]	0.63	0.62	—	—	—	—	13.12	4.96	[6]	1.00	[7]	1.00	[7]	(0.30)[7]	69	32

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5The inception date for Series NAV shares is 10-24-05.
6Not annualized.
7Annualized.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint

500 Index Trust	0.470%	— first $500 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the 500 Index Fund, a series of JHF II.)

500 Index Trust B	0.470%	— first $500 million; and
	0.460%	— excess over $500 million.

Active Bond Trust	0.600%	— at all asset levels.

All Cap Core Trust	0.800%	— first $500 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Core Fund, a series of JHF II.)

All Cap Growth Trust	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the All Cap Growth Fund, a series of JHF II.)

All Cap Value Trust	0.850%	— first $250 million;
	0.800%	— next $250 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the All Cap Value Fund, a series of JHF II.)

Alpha Opportunities Trust	1.025%	— first $250 million;
	1.000%	— next $250 million;
	0.975%	— next $500 million; and
	0.950%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Alpha Opportunities Fund, a series of JHF II.)

American Fundamental Holdings Trust	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
		(Aggregate Net Assets include the net assets of the American Fundamental Holdings Trust, the American Global Diversification Trust and the Core Diversified Growth & Income Trust, each a series of JHT and the Core Fundamental Holdings Fund, Core Global Diversification Fund and Core Diversified Growth & Income Fund, each a series of John Hancock Funds II.)

Fund	APR	Advisory Fee Breakpoint

American Global Diversification Trust	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the American Fundamental Holdings Trust, the American Global Diversification Trust and the Core Diversified Growth & Income Trust, each a series of JHT and the Core Fundamental Holdings Fund, Core Global Diversification Fund and Core Diversified Growth & Income Fund, each a series of John Hancock Funds II.)

Core Diversified Growth and Income Trust	0.050%	— first $500 million; and
0.040%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund, American Global Diversification Trust and the American Fundamental Holdings Trust, each a series of JHT, and the Core Diversified Growth & Income Fund, Core Global Diversification Fund and the Core Fundamental Holdings Fund, each a series of JHF II.)

Balanced Trust	0.840%	— first $250 million;
	0.810%	— next $250 million;
	0.800%	— next $500 million; and
	0.780%	— excess over $1 billion.

Blue Chip Growth Trust	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
(Aggregate Net Assets include the net assets of the fund and the Blue Chip Growth Fund, a series of JHF II.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Bond Trust	0.650%	— first $500 million;
	0.600%	— next $1 billion;
	0.575%	— next $1 billion;
	0.550%	— excess over $2.5 billion.

Capital Appreciation Trust	0.850%	— first $300 million;
	0.800%	— next $200 million;
	0.700%	— next $500 million ; and
	0.670%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Capital Appreciation Fund, a series of JHF II.)

Capital Appreciation Value Trust		If net assets are less than $500 million, the following fee schedule shall apply:
	0.950%	— first $250 million;
	0.850%	— excess over $250 million.
If net assets equal or exceed $500 million but are less than $2 billion, the following fee schedule shall apply:
	0.850%	— first $1 billion;
	0.800%	— excess $1 billion.
If net assets equal or exceed $2 billion but are less than $3 billion, the following fee schedule shall apply:
	0.850%	— first $500 million;
	0.800%	— excess over $500 million.
If net assets equal or exceed $3 billion, the following fee schedule shall apply:
	0.800%	— all asset levels.

Core Allocation Plus Trust	0.915%	— first $500 million; and
	0.865%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Core Allocation Plus Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Core Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Balanced Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Balanced Strategy Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Bond Trust	0.690%	— first $200 million;
	0.640%	— next $200 million; and
	0.570%	— excess over $400 million. (Aggregate Net Assets include the net assets of the fund and the Core Bond Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Core Disciplined Diversification Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Fundamental Holdings Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”) * and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.
	0.050%	— first $500 milllion; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 milllion; and
	0.490%	— excess over $500 million.

Core Global Diversification Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”) * and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.
	0.050%	— first $500 milllion; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 milllion; and
	0.490%	— excess over $500 million.

Core Strategy Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Fund	APR	Advisory Fee Breakpoint

Disciplined Diversification Trust	0.800%	— first $100 million;
	0.700%	— next $900 million; and
	0.650%	— excess over $1 billion

Emerging Markets Value Trust	1.000%	— first $100 million; and
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Emerging Markets Value Fund, a series of JHF II.)

Equity-Income Trust	0.825%	— first $1 billion; and
0.775%	— excess over $1 billion.*
		(Aggregate Net Assets include the net assets of the fund and the Equity-Income Fund, a series of JHF II.) *When Aggregate Net Assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of Aggregate Net Assets.

Financial Services Trust	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Financial Services Fund, a series of JHF II.)

Floating Rate Income Trust	0.700%	— first $1.1 billion;
	0.675%	— next $0.9 billion; and
	0.650%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Floating Rate Income Fund, a series of JHF II.)

Franklin Templeton Founding Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
		(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
		(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Fundamental Value Trust	0.850%	— first $50 million;
	0.800%	— next $450 million; and
	0.750%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Fundamental Value Fund, a series of JHF II)

Global Bond Trust	0.700%	— at all asset levels.

Global Trust	0.850%	— first $1 billion; and
0.800%	— excess over $1 billion.
		(Aggregate Net Assets include the net assets of the fund and International Value Trust, each a series of JHT, and Global Fund and International Value Fund, each a series of JHF II.)

Growth Equity Trust	0.750%	— first $3 billion;
	0.725%	— next $3 billion; and
	0.700%	— excess over $6 billion (Aggregate Net Assets include the net assets of the fund and the Rainier Growth Fund, a series of John Hancock Funds III.)

Fund	APR	Advisory Fee Breakpoint

Health Sciences Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million

Heritage Trust
	0.850%	— first $400 million;
	0.825%	— next $600 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Heritage Fund, a series of JHF II.)

High Income Trust	0.725%	— first $150 million;
	0.675%	— next $350 million;
	0.650%	— next $2 billion
	0.600%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the fund and the High Income Fund, a series of JHF II.)

High Yield Trust	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the High Yield Fund, a series of JHF II.)

Income Trust	1.075%	— first $50 million;
	0.915%	— next $150 million;
	0.825%	— next $300 million; and
0.800%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund, the International Value Trust, the Mutual Shares Trust and the Global Trust, each a series of JHT, and the Income Fund, the International Value Fund, the Global Fund, the International Small Cap Fund, and the Mutual Shares Fund, each a series of JHF II.)

International Core Trust	0.920%	— first $100 million;
	0.895%	— next $900 million;
	0.880%	— next $1 billion;
	0.850%	— next $1 billion;
	0.825%	— next $1 billion; and
	0.800%	— excess over $4 billion. (Aggregate Net Assets include the net assets of the fund and the International Core Fund, a series of JHF III.)

International Equity Index Trust A	0.550%	— first $100 million; and
	0.530%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the International Equity Index Fund, a series of JHF II.)

International Equity Index Trust B	0.550%	— first $100 million; and
	0.530%	— excess over $100 million.

International Index Trust	0.490%	— first $500 million; and
	0.475%	— excess over $500 million.

International Opportunities Trust	0.900%	— first $750 million;
	0.850%	— next $750 million; and
	0.800%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the fund and the International Opportunities Fund, a series of JHF II.)

International Small Company Trust	1.000%	— first $100 million; and
	0.950%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the International Small Company Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

International Value Trust	0.950%	— first $200 million;
	0.850%	— next $300 million; and
0.800%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the fund and the Global Trust, a series of JHT, and the International Value Fund and the Global Fund, each a series of JHF II.)

Investment Quality Bond Trust	0.600%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Investment Quality Bond Fund, a series of JHF II.)

Large Cap Trust	0.780%	— first $250 million;
	0.730%	— next $250 million;
	0.680%	— next $250 million; and
	0.650%	— excess over $750 million. (Aggregate Net Assets include the net assets of the fund and the Large Cap Fund, a series of JHF II.)

Large Cap Value Trust	0.825%	— first $500 million;
	0.800%	— next $500 million;
	0.775%	— next $500 million;
	0.720%	— next $500 million; and
	0.700%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Large Cap Value Fund, a series of JHF II.)

The JHT Lifecycle Trusts: Lifecycle 2010 Trust

Lifecycle 2015 Trust

Lifecycle 2020 Trust

Lifecycle 2025 Trust

Lifecycle 2030 Trust

Lifecycle 2035 Trust

Lifecycle 2040 Trust

Lifecycle 2045 Trust

Lifecycle 2050 Trust
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifecycle Trusts and Lifecycle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.060%	— first $7.5 billion; and
	0.050%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifecycle Trusts and the Lifecycle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.510%	— first $7.5 billion; and
	0.500%	— excess over $7.5 billion.

Lifestyle Aggressive Trust

Lifestyle Balanced Trust

Fund	APR	Advisory Fee Breakpoint

Lifestyle Conservative Trust

Lifestyle Growth Trust

Lifestyle Moderate Trust (Collectively, the “JHT Lifestyle Trusts”)
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”) * and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.

Mid Cap Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Index Fund, a series of JHF II.)

Mid Cap Stock Trust	0.875%	— first $200 million;
	0.850%	— next $300 million; and
	0.825%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Stock Fund, a series of JHF II.)

Mid Cap Value Equity Trust	0.875%	— first $250 million;
	0.850%	— next $250 million;
	0.825%	— next $500 million; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Mid Cap Value Equity Fund, a series of JHF II.)

Mid Value Trust	1.050%	— first $50 million; and
	0.950%	— excess over $50 million (Aggregate Net Assets include the net assets of the fund and the Mid Value Fund, a series of JHF II.)

Money Market Trust	0.500%	— first $500 million; and
	0.470%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Money Market Fund, a series of JHF II.)

Money Market Trust B	0.500%	— first $500 million; and
	0.470%	— excess over $500 million.

Mutual Shares Trust	0.960%	— all asset levels.

Natural Resources Trust	1.000%	— first $1 billion;
	0.975%	— next $1 billion; and
	0.950%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Natural Resources Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

New Income Trust	0.800%	— first $50 million*;
	0.750%	— next $50 million*#;
	0.675%	— next $150 million*;
	0.625%	— next $250 million*; and
0.600%	— excess over $500 million*. *The annual rate of the advisory fee on all the net assets of the New Income Trust on any day shall not exceed 0.725%. # When net assets of the New Income Trust exceed $100 million on any day, the annual rate of the advisory fee for that day is 0.750% on the first $100 million of net assets of the New Income Trust.
		(Aggregate Net Assets include only the net assets of the New Income Trust)

Optimized All Cap Trust	0.675%	— first $2.5 billion; and
	0.650%	— excess over $2.5 billion.

Optimized Value Trust	0.700%	— first $500 million;
	0.650%	— next $500 million; and
	0.600%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Optimized Value Fund, a series of JHF II)

Overseas Equity Trust	0.950%	— first $200 million; and
	0.850%	— next $300 million. (When the average net assets of the Overseas Equity Trust exceed $500 million, the advisory fee rate is 0.800% on all average net assets.)

Pacific Rim Trust	0.800%	— first $500 million; and
	0.700%	— excess over $500 million.

Real Estate Securities Trust	0.700%	— at all asset levels. (Aggregate Net Assets include the net assets of the fund and the Real Estate Securities Fund, a series of JHF II.)

Real Return Bond Trust	0.700%	— first $1 billion; and
	0.650%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Real Return Bond Fund, a series of JHF II.)

Science & Technology Trust	1.05%	— first $500 million; and
	1.00%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Science & Technology Fund, a series of JHF II.)

Short-Term Bond Trust	0.600%	— first $100 million;
	0.575%	— next $150 million; and
	0.550%	— excess over $250 million

Short Term Government Income Trust	0.570%	— first $250 million; and
	0.550%	— excess over $250 million (Aggregate Net Assets include the net assets of the fund and the Short Term Government Income Fund, a series of JHF II.)

Small Cap Growth Trust	1.100%	— first $100 million; and
	1.050%	— excess over $100 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Growth Fund, a series of JHF II.)

Small Cap Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Index Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Small Cap Opportunities Trust	1.000%	— first $500 million;
	0.950%	— next $500 million;
	0.900%	— next 1 billion; and
	0.850%	— excess over $2 billion. (Aggregate Net Assets include the net assets of the fund and the Small Cap Opportunities Fund, a series of JHF II.)

Small Cap Value Trust	1.100%	— first $100 million;
	1.050%	— next $500 million; and
	1.000%	— excess over $600 million. (Aggregate Net Assets include the net assets of the fund and the Small Cap Value Fund, a series of JHF II.)

Small Company Growth Trust	1.050%	— first $250 million; and
1.000%	— excess over $250 million.
		(Aggregate Net Assets include the net assets of the fund. However, the applicable rate is 1.000% of all net assets of the fund when the aggregate net assets of the following funds exceed $1 billion; the fund and the Small Company Growth Fund, a series of JHF II.)

Small Company Value Trust	1.050%	— first $500 million; and
	1.000%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Small Company Value Fund, a series of JHF II.)

Smaller Company Growth Trust	1.100%	— first $125 million;
	1.050%	— next $250 million;
	1.000%	— next $625 million; and
	0.950%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Smaller Company Growth Fund, a series of JHF II.)

Strategic Bond Trust	0.700%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Strategic Bond Fund, a series of JHF II.)

Strategic Income Opportunities Trust	0.725%	— first $500 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Strategic Income Opportunities Fund, a series of JHF II.)

Total Bond Market Trust A	0.470%	— all asset levels.

Total Bond Market Trust B	0.470%	— all asset levels.

Fund	APR	Advisory Fee Breakpoint

Total Return Trust		If PIMCO is the subadviser to the fund, the following fee schedule shall apply: If Relationship Net Assets* equal or exceed $3 billion, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1 billion of Total Return Net Assets **.
If Relationship Net Assets* are less than $3 Billion, the following fee schedule shall apply:
	0.700%	— all net asset** levels
If PIMCO is not the subadviser to the fund, the following fee schedule shall apply:
	0.700%	— first $1 billion of Total Return Net Assets **; and
	0.675%	— excess over $1 billion of Total Return Net Assets **.
*The term Relationship Net Assets shall mean the aggregate net assets of all portfolios of the JHT and the JHF II that are subadvised by the PIMCO. These funds currently include the Total Return Trust, the Real Return Bond Trust and the Global Bond Trust, each a series of the JHT, and the Total Return Fund, the Real Return Bond Fund and the Global Bond Fund, each a series of JHF II.
**The term Total Return Net Assets includes the net assets of the Total Return Trust, a series of JHT, and the Total Return Fund, a series of JHF II.

Total Stock Market Index Trust	0.490%	— first $250 million;
	0.480%	— next $250 million; and
	0.460%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Total Stock Market Index Fund, a series of JHF II.)

U.S. Government Securities Trust	0.620%	— first $500 million; and
	0.550%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the U.S. Government Securities Fund, a series of JHF II.)

U.S. High Yield Bond Trust	0.750%	— first $200 million; and
	0.720%	— excess over $200 million. (Aggregate Net Assets include the net assets of the fund and the U.S. High Yield Bond Fund, a series of JHF II.)

U.S. Multi-Sector Trust	0.780%	— first $500 million;
	0.760%	— next $500 million;
	0.750%	— next $1.5 billion; and
	0.740%	— excess over $2.5 billion. (Aggregate Net Assets include the net assets of the fund and the U.S. Multi Sector Fund, a series of JHF II.)

Utilities Trust	0.825%	— first $600 million;
	0.800%	— next $300 million;
	0.775%	— next $600 million; and
	0.700%	— excess over $1.5 billion. (Aggregate Net Assets include the net assets of the fund and the Utilities Fund, a series of JHF II.)

Value Trust	0.750%	— first $200 million;
	0.725%	— next $300 million; and
	0.650%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Value Fund, a series of JHF II.)

Fund	APR	Advisory Fee Breakpoint

Value & Restructuring Trust
	0.825%	— first $500 million;
	0.800%	— next $500 million; and
	0.775%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the fund and the Value & Restructuring Fund, a series of JHF II.)

.

* The following JHT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

FOR MORE INFORMATION

The following documents are available, which offer further information on JHT:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet:  www.jhlifeinsurance.com or www.jhannuities.com

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146

JOHN HANCOCK TRUST
Statement of Additional Information

Exchange Ticker Symbols
Fund	Series I	Series II	Series III	NAV
500 Index Trust	JEINX	N/A	N/A	N/A
500 Index Trust B	N/A	N/A	N/A	N/A
Active Bond Trust	JEABX	N/A	N/A	N/A
All Cap Core Trust	JEACX	N/A	N/A	N/A
All Cap Growth Trust	N/A	N/A	N/A	N/A
All Cap Value Trust	N/A	N/A	N/A	N/A
Alpha Opportunities Trust	JAPOX	N/A	N/A	JAPNX
American Fundamental Holdings Trust	JFHOX	JFHTX	JFHHX	N/A
American Global Diversification Trust	JGDOX	JGDTX	JGDHX	N/A
Balanced Trust	JBLOX	N/A	N/A	JBLNX
Blue Chip Growth Trust	N/A	N/A	N/A	N/A
Bond Trust	N/A	N/A	N/A	N/A
Capital Appreciation Trust	N/A	N/A	N/A	N/A
Capital Appreciation Value Trust	N/A	N/A	N/A	N/A
Core Allocation Trust	TICKER	TICKER	N/A	TICKER
Core Allocation Plus Trust	JGAOX	JGAIX	N/A	JGANX
Core Balanced Strategy Trust	N/A	N/A	N/A	N/A
Core Balanced Trust	N/A	N/A	N/A	N/A
Core Bond Trust	N/A	N/A	N/A	N/A
Core Disciplined Diversification Trust	N/A	JCDTX	N/A	N/A
Core Diversified Growth & Income Trust	JADWX	JADTX	JADHX	JADNX
Core Fundamental Holdings Trust	N/A	JCFTX	JCFHX	N/A
Core Global Diversification Trust	N/A	JCGTX	JCGEX	N/A

Core Strategy Trust	JIAOX	N/A	N/A	JIANX

Disciplined Diversification Trust	TICKER	TICKER	N/A	TICKER
Emerging Markets Value Trust	JGBOX	JGBTX	N/A	JGBNX

Equity-Income Trust	N/A	N/A	N/A	N/A
Financial Services Trust	N/A	N/A	N/A	N/A
Floating Rate Income Trust	N/A	N/A	N/A	JFIVX
Franklin Templeton Founding Allocation Trust	JFAOX	JFATX	N/A	JFANX
Fundamental Value Trust	N/A	N/A	N/A	N/A
Global Bond Trust	N/A	N/A	N/A	N/A
Global Trust	JEFGX	N/A	N/A	N/A

Growth Equity Trust	N/A	N/A	N/A	JGEAX

Health Sciences Trust	N/A	N/A	N/A	N/A
Heritage Trust (formerly Vista Trust)	N/A	N/A	N/A	N/A
High Income Trust	N/A	JHCTX	N/A	JHCNX

High Yield Trust	N/A	N/A	N/A	N/A
Income Trust	N/A	N/A	N/A	JINAX

International Core Trust	N/A	N/A	N/A	N/A
International Equity Index Trust A	JEIEX	N/A	N/A	N/A
International Equity Index Trust B	N/A	N/A	N/A	N/A
International Index Trust	N/A	N/A	N/A	JIXNX
International Opportunities Trust	N/A	N/A	N/A	N/A
International Small Company Trust	N/A	N/A	N/A	N/A
International Value Trust	N/A	N/A	N/A	N/A
Investment Quality Bond Trust	N/A	N/A	N/A	N/A
Large Cap Trust	N/A	N/A	N/A	N/A
Large Cap Value Trust	N/A	N/A	N/A	N/A
Lifecycle 2010 Trust	N/A	N/A	N/A	N/A
Lifecycle 2015 Trust	N/A	N/A	N/A	N/A
Lifecycle 2020 Trust	N/A	N/A	N/A	N/A
Lifecycle 2025 Trust	N/A	N/A	N/A	N/A
Lifecycle 2030 Trust	N/A	N/A	N/A	N/A
Lifecycle 2035 Trust	N/A	N/A	N/A	N/A
Lifecycle 2040 Trust	N/A	N/A	N/A	N/A
Lifecycle 2045 Trust	N/A	N/A	N/A	N/A
Lifecycle 2050 Trust	N/A	N/A	N/A	N/A
Lifestyle Aggressive Trust	JELAX	N/A	N/A	N/A

Lifestyle Balanced Trust	JELBX	N/A	N/A	N/A

Lifestyle Conservative Trust	JELCX	N/A	N/A	N/A

Lifestyle Growth Trust	JELGX	N/A	N/A	N/A

Lifestyle Moderate Trust	JELMX	N/A	N/A	N/A

Mid Cap Index Trust	JECIX	N/A	N/A	N/A

Mid Cap Stock Trust	N/A	N/A	N/A	N/A
Mid Cap Value Equity Trust	N/A	N/A	N/A	JCVAX

Mid Value Trust	JEMUX	N/A	N/A	N/A

Money Market Trust	JHOXX	N/A	N/A	N/A

Money Market Trust B	N/A	N/A	N/A	N/A
Mutual Shares Trust	JMSUX	N/A	N/A	JMSAX

Natural Resources Trust	N/A	N/A	N/A	N/A
New Income Trust (formerly Spectrum Income Trust)	N/A	N/A	N/A	N/A
Optimized All Cap Trust	JEQAX	N/A	N/A	N/A

Optimized Value Trust	N/A	N/A	N/A	N/A
Overseas Equity Trust	N/A	N/A	N/A	N/A
Pacific Rim Trust	JEPMX	N/A	N/A	N/A

Real Estate Securities Trust	N/A	N/A	N/A	N/A
Real Return Bond Trust	N/A	N/A	N/A	N/A
Science & Technology Trust	N/A	N/A	N/A	N/A
Short-Term Bond Trust	N/A	N/A	N/A	N/A
Short Term Government Income Trust	N/A	N/A	N/A	JSTDX
Small Cap Growth Trust	JESGX	N/A	N/A	N/A

Small Cap Index Trust	JESIX	N/A	N/A	N/A

Small Cap Opportunities Trust	N/A	N/A	N/A	N/A
Small Cap Value Trust	JESVX	N/A	N/A	N/A

Small Company Growth Trust	N/A	N/A	N/A	N/A
Small Company Value Trust	N/A	N/A	N/A	N/A
Smaller Company Growth Trust	N/A	N/A	N/A	JSGNX

Strategic Bond Trust	N/A	N/A	N/A	N/A
Strategic Income Opportunities Trust	JESNX	N/A	N/A	N/A
Total Bond Market Trust A	JEBNX	JEBBX	N/A	N/A

Total Bond Market Trust B	N/A	N/A	N/A	N/A
Total Return Trust	N/A	N/A	N/A	N/A
Total Stock Market Index Trust	JETSX	N/A	N/A	N/A

U.S. Government Securities Trust	N/A	N/A	N/A	N/A
U.S. High Yield Bond Trust	N/A	N/A	N/A	N/A
U.S. Multi Sector Trust	N/A	N/A	N/A	N/A
Utilities Trust	JEUTX	N/A	N/A	N/A

Value & Restructuring Trust	N/A	N/A	N/A	N/A
Value Trust	JEVLX	N/A	N/A	N/A
This Statement of Additional Information (“SAI”) of the John Hancock Trust (“JHT”) is not a prospectus, but should be read in conjunction with JHT’s Prospectus dated May 3, 2010. The Annual Report dated December 31, 2009 for JHT is incorporated by reference into the SAI insofar as it relates to the funds listed above.

Copies of JHT’s Prospectus, SAI and/or Annual Report can be obtained free of charge by contacting:
John Hancock Trust
601 Congress Street
Boston, Massachusetts 02210
(800) 344-1029
www.johnhancockannuities.com
This SAI is applicable to all funds listed above (each a “fund” and collectively the “funds”). A separate SAI is applicable to the following other series of JHT: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Trust, American International Trust, and American New World Trust.

ORGANIZATION OF JOHN HANCOCK TRUST
JHT is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the funds is a series of JHT. The Board of Trustees (the “Board”) and shareholders of JHT have approved the conversion of JHT into a Delaware limited liability company. JHT may implement the conversion at such time as its management considers appropriate and does not expect that the conversion will have any adverse effect on the values of variable contracts that are determined by investment in the funds or any adverse federal income tax consequences for the owners of those contracts.
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT and each of the funds. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. MFC trades as ‘MFC’ on the Toronto Stock Exchange, New York Stock Exchange (the “NYSE”) and Philippine Stock Exchange, and under ‘0945’ on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.
INVESTMENT POLICIES
The principal strategies and risks of investing in each fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the funds may be changed without shareholder approval. Each fund may invest in the types of instruments described below, unless otherwise indicated in the Prospectus or this SAI.
Conversion of Debt Securities
In the event debt securities held by a fund are converted to or exchanged for equity securities, the fund may continue to hold such equity securities.
Emerging Markets Value Trust – Approved Markets
The Emerging Markets Value Trust’s subadviser has an investment committee that designates emerging markets for the fund to invest in companies that are associated with those markets (“Approved Markets”). Pending the investment of new capital in Approved Market securities, the fund will typically invest in money market instruments or other highly liquid debt instruments, including those denominated in U.S. dollars (including, without limitation, repurchase agreements) and money market mutual funds. In addition, the fund may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the fund does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances. The fund may also invest in exchange traded funds (“ETFs”) and similarly structured pooled investments that provide exposure to Approved Markets or other equity markets, including the United States, while maintaining liquidity.
This fund also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it tends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it may be necessary or advisable for the fund to establish a wholly-owned subsidiary or trust for the purpose of investing in the local markets.
Even though a company’s stock may meet the applicable market capitalization criterion for the fund’s criterion for investment, it may not be included for one or more of a number of reasons. For example, in the subadviser’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity or the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended (“Code”)). To this extent, there will be the exercise of discretion and consideration by the subadviser in purchasing securities in an Approved Market and in determining the allocation of investments among Approved Markets.

1

Money Market Instruments
Money market instruments (and other securities as noted under each fund description) may be purchased for temporary defensive purposes, except that the U.S. Government Securities Trust may not invest in Canadian and Provincial Government and Crown Agency Obligations.
U.S. Government and Government Agency Obligations
U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Department of Treasury (“U.S. Treasury”). These securities include treasury bills, notes and bonds.
GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”). This guarantee is supported by the full faith and credit of the U.S. government.
U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to those issued by:

•	Student Loan Marketing Association (“SLMA”);

•	Federal Home Loan Banks (“FHLBs”);

•	Federal Intermediate Credit Banks; and

•	Federal National Mortgage Association (“Fannie Mae”).
U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Fannie Mae, the FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the SLMA are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.
No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.
Municipal Obligations
Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities, such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note, repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

2

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, notes, repurchase agreements or other credit facility agreements offered by banks and other institutions.
Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.
The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Investors Service (“Fitch”) represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix I for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.
Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

•	Export Development Corporation;

•	Farm Credit Corporation;

•	Federal Business Development Bank; and

•	Canada Post Corporation.
In addition, certain Crown Agencies that are not by law agents of Her Majesty may issue obligations that by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies that are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.
Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

3

Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies that are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies that are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies that are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

•	provincial railway corporation;

•	provincial hydroelectric or power commission or authority;

•	provincial municipal financing corporation or agency; and

•	provincial telephone commission or authority.
Any Canadian obligation acquired will be payable in U.S. dollars.
Certificates of Deposit, Time Deposits and Bankers’ Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.
Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations or other entities to finance short-term credit needs. Commercial paper may be issued in bearer or registered form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
A subadviser will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P or Fitch and which the applicable subadviser has determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value (“NAV”) is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

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Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.
Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:

•	Federal Reserve System member bank;

•	primary government securities dealer reporting to the Federal Reserve Bank of New York Mellon’s Market Reports Division; or

•	broker/dealer that reports U.S. Government securities positions to the Federal Reserve Board.
A fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.
The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
Market Events
Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells

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Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.
In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.
Other Instruments
The following discussion provides an explanation of some of the other instruments in which certain funds (as indicated, except the Lifestyle Trusts), may directly invest consistent with their investment objectives and policies.
Warrants & Rights
Each fund (excluding Money Market Trust, Money Market Trust B (collectively, the “Money Market Trusts”) may purchase warrants, including warrants traded independently of the underlying securities. The funds may also receive rights or warrants as part of a unit or attached to securities purchased.
Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Reverse Repurchase Agreements
Each fund may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share. A fund will cover its repurchase agreement transactions segregating treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund that invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

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Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that, unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
•	one-year, three-year and five-year constant maturity Treasury Bill rates;

•	three-month or six-month Treasury Bill rates;

•	11th District Federal Home Loan Bank Cost of Funds;

•	National Median Cost of Funds; or

•	one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages that remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
•	mortgage bankers;

•	commercial banks;

•	investment banks;

•	savings and loan associations; and

•	special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis.
The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In

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creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). A fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a fund’s net assets (10% in the case of each Money Market Trust). See “Additional Investment Policies — Illiquid Securities.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and this SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this SAI, is expected to contribute to a fund’s relatively stable NAV.
In addition to the stripped mortgage securities described above, each of the Strategic Bond Trust, High Yield Trust and Value Trust may invest in similar securities such as Super Principal Only (“SPO”) and Leverage Interest Only (“LIO”), which are more volatile than POs and IOs. Risks associated with instruments, such as SPOs, are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOs are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions.
Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Each of Global Bond Trust, Total Return Trust, Real Return Bond Trust, Strategic Bond Trust, High Income Trust, High Yield Trust, Investment Quality Bond Trust and Value Trust may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed.

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Accordingly, inverse floaters together with any other illiquid investments, will not exceed 15% of a fund’s net assets. See “Additional Investment Policies — Illiquid Securities.”
Inverse floaters are derivative mortgage securities, which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”
Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment, including high-yielding asset-backed securities, will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus disclosure for a fund, a fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Fitch or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A fund investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
•	liquidity protection; and

•	default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides protection against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:
•	“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

•	creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

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•	“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. A fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the CBO trust or CLO trust, as applicable, and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however, an active dealer market may exist for CDOs allowing transactions in CDOs to qualify as eligible transactions under Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds (excluding the Lifestyle Trusts) may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Zero Coupon Securities, Deferred Interest Bonds and Pay-In-Kind Bonds
Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The funds also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.
Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Additional Investment Policies.”

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Tax Considerations. Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Loans and Other Direct Debt Instruments
A fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.
High Yield (High Risk) Domestic Corporate Debt Securities
High yield U.S. corporate debt securities in which a fund may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates, except bank loans, which usually have floating rates. The fund may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (“Brady Bonds”). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
•	the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds);

•	bonds issued at a discount from face value (generally known as discount bonds);

•	bonds bearing an interest rate which increases over time; and

•	bonds issued in exchange for the advancement of new money by existing lenders.
Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the

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various types of Brady Bonds, a fund investing in Brady Bonds will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.
Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (“IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a fund invests are likely to be acquired at a discount.
Sovereign Debt Obligations
A fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies and instrumentalities, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.
Indexed Securities
A fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”).

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Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
•	prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or

•	an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”).
Hybrid Instruments may take a variety of forms, including, but not limited to:
•	debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;

•	preferred stock with dividend rates determined by reference to the value of a currency; or

•	convertible securities with the conversion terms related to a particular commodity.
Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.
Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark (“Benchmark”). The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.
Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.
Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.
Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market

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may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter (“OTC”) market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor.
Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodity Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (“SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.
DEPOSITARY RECEIPTS
A fund may invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, International Depositary Receipts and Non-Voting Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” “IDRs” and “NVDRs” respectively) as described in their investment policies.
Securities of foreign issuers may include ADRs, EDRs, GDRs, IDRs, NVDRs and other similar securities, including, without limitation, dual listed securities. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.
Securities of foreign issuers also include EDRs, GDRs, IDRs and NVDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, IDRs and NVDRs are not necessarily quoted in the same currency as the underlying security.
Variable and Floating Rate Obligations
A fund may invest in floating or variable rate securities. Investments in floating or variable rate securities may involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of: (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand; or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.
Exchange Traded Funds (“ETFs”)
A fund may invest in ETFs. These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees that increase their costs.
ADDITIONAL INVESTMENT POLICIES
The following provides a more detailed explanation of some investment policies.
Lending Securities
A fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such fund’s total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed

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by the U.S. Government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.
A fund anticipates that securities will be loaned only under the following conditions:
(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;
(2) the loan must be made in accordance with NYSE rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and
(3) a fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
Cash collateral may be invested by the fund in a privately offered registered investment company advised by MFC Global Investment Management Services (U.S.) LLC (“MFC Global”) that is part of the same group of investment companies as the fund and that is offered exclusively to funds in the same group of investment companies. Investment of cash collateral offers the opportunity for the fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the fund’s shares in the collateral pool decrease below their initial value.
When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, a fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of a fund’s total assets that may be committed to such transactions.
Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such basis, a fund will maintain on its records liquid assets consisting of cash, liquid high quality debt obligations or other assets equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.
Mortgage Dollar Rolls
Each fund (excluding the Money Market Trusts) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into “covered rolls.” A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction or for which a fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share.
Illiquid Securities
Neither of the Money Market Trusts may invest more than 10% of it nets assets in securities that are not readily marketable (“illiquid securities”). No other fund may invest more than 15% of its net assets in illiquid securities. Investment in illiquid securities involves

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the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.
Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; (d) securities of new and early stage companies whose securities are not publicly traded; and (e) securities that trade in inactive markets.
Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A under the 1933 Act, or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The subadvisers decide, subject to the Trustees’ oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of a fund’s investment restriction. The subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of a fund could be adversely affected.
Section 4(2) Commercial Paper is Excluded from the Limitation on Illiquid Securities. The Money Market Trusts may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to its distribution under federal securities law, and is generally sold to institutional investors, such as the Money Market Trusts, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Money Market Trusts, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Trusts’ subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity. The Money Market Trusts intend, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Trusts’ subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Money Market Trusts, subject to the Trustees’ oversight.
Investments in Creditors’ Claims. The High Income Trust may purchase creditors’ claims in bankruptcy (“Creditors’ Claims”), which are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.
Sellers of Creditors’ Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor’s Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.
Creditors’ Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors’ Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims, such as the High Income Trust, may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.
Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.
Short Sales
A fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
A fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until a fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that: (i) the amount segregated plus the amount deposited with the broker as

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collateral will equal the current value of the security sold short; and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.
Investment in Other Investment Companies
A fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief granted by the SEC.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.
Loan Participations and Assignments
A fund may invest in loan participations or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When a fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
Index-Related Securities (“Equity Equivalents”)
A fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), or S&P’s Depositary Receipts (“SPDRs”) (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities

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compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.
To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.
Fixed-Income Securities
A fund may invest in investment grade bonds, rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as those rated Aaa, Aa, A and Baa by Moody’s or AAA, AA, A and BBB by S&P or Fitch. A fund may also invest in obligations rated in the lowest of the top four rating categories (such as Baa by Moody’s or BBB by S&P or Fitch). These obligations may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. In addition, it is possible that Moody’s, S&P, Fitch and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.
Market Capitalization Weighted Approach
The investment strategy of each of International Small Company Trust, Emerging Markets Value Trust, and Disciplined Diversification Trust involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, for a variety of factors. A fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management); (ii) treasury shares; or (iii) shares subject to foreign ownership restrictions.
Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. Except with respect to Disciplined Diversification Trust, a portion, but generally not in excess of 20% of a fund’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.
Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be

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substantial if a significant amount of holdings of a fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.
Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the subadviser may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of countries will likely vary from their weighting in published international indices.
RISK FACTORS
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectus, by owning shares of the underlying funds, each fund of funds indirectly invests in the securities and instruments held by the underlying funds and bears the same risks as the underlying funds in which it invests. To the extent a fund of funds invests in securities or instruments directly, the fund of funds will be subject to the same risks.
Non-Diversified
Certain of the funds are non-diversified.
Definition of Non-Diversified. Any fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by its own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.
Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.
Equity Securities
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.
Fixed-Income Securities
Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk; and (b) credit quality risk.
Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.
Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.

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Investment Grade Fixed-Income Securities in the Lowest Rating Category
Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P or Fitch and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories.
While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
Lower Rated Fixed-Income Securities
Lower rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P or Fitch). The principal risks of investing in these securities are as follows:
Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on Subadviser’s Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.
Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.
Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Additional Risks Regarding Lower Rated Foreign Government Fixed-Income Securities. Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Small and Medium Size Companies
Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

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Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.
Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.
Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
Foreign Securities
Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and a fund could still lose money.
Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries, which are more likely to be politically unstable. Such political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.
Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Investment Company Securities
A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.
Risk Factors Relating to Fund of Fund Investments in Underlying Funds
Each of the fund of funds of the Trust (the “Allocation Funds”) may invest in shares of underlying funds of the Trust. The following discussion provides information on the risks specifically associated with the Allocation Funds investing in the underlying funds.
As permitted by Section 12 of the 1940 Act, the Allocation Funds invest in a number of other funds and may reallocate or rebalance assets among the underlying funds.

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From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of an Allocation Fund (“Rebalancings”), as effected by its Adviser or subadviser, MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”). Shareholders should note that Rebalancings may adversely affect the underlying funds. The underlying funds subject to redemptions by an Allocation Fund may find it necessary to sell securities, and the underlying funds that receive additional cash from an Allocation Fund will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when an Allocation Fund owns, redeems, or invests in, a substantial portion of an underlying fund. Rebalancings could adversely affect the performance of one or more underlying funds and, therefore, the performance of the Allocation Fund.
Possible adverse effects of Rebalancings on the underlying funds include:
1. The underlying funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.
2. Rebalancings may increase brokerage and/or other transaction costs of the underlying funds.
3. When an Allocation Fund owns a substantial portion of an underlying fund, a large redemption by the Allocation Fund could cause that underlying fund’s expenses to increase and could result in its portfolio becoming too small to be economically viable.
Both the Allocation Fund and the underlying funds are managed by the Adviser. MFC Global (U.S.A.), which is an affiliate of the Adviser, is the subadviser to some of the Allocation Fund, except for Franklin Templeton Founding Allocation Trust, Core Allocation Trust, Core Balanced Trust, and Core Disciplined Diversification Trust, and to certain of the underlying funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Allocation Funds and the underlying funds, and MFC Global (U.S.A.) has the responsibility to subadvise both the applicable Allocation Fund and certain of the underlying funds. The Adviser and MFC Global (U.S.A.) will monitor the impact of Rebalancings on the underlying funds and attempt to minimize any adverse effect of the Rebalancings on the underlying funds, consistent with pursuing the investment objective of each Allocation Fund. However, there is no guarantee that the Adviser and MFC Global (U.S.A.) will be successful in doing so.
Shareholders should also note that the Adviser and MFC Global (U.S.A.) may have an incentive to employ Allocation Fund assets to advance MFC’s interests or the interests of an underlying fund. For example, the Adviser and MFC Global (U.S.A.) may have an incentive to select underlying funds that are more profitable to MFC. The Adviser, MFC Global (U.S.A.), or their affiliates may determine that the allocation of additional assets to a particular underlying fund may be beneficial to the underlying fund to offset redemptions, to increase the underlying fund’s total assets, or for other reasons. The investment of Allocation Fund assets in a recently-created underlying fund may provide seed capital to the underlying fund that might otherwise be provided by an MFC affiliate.
In addition, MFC and its John Hancock insurance company subsidiaries may benefit from investment decisions made by the Adviser and MFC Global (U.S.A.), including allocation decisions with respect to Allocation Funds assets. For example, the Adviser and MFC Global (U.S.A.), by selecting more conservative investments or investments that lend themselves to hedging strategies, or by making more conservative allocations of Allocation Funds assets by increasing the percentage allocation to underlying funds which invest primarily in fixed-income securities or otherwise, may reduce the regulatory capital requirements which the John Hancock insurance company subsidiaries of MFC must satisfy to support guarantees under variable annuity and insurance contracts which they issue, or aid the John Hancock insurance company subsidiaries with hedging their investment exposure under their variable annuity and insurance contracts.
Stripped Securities
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of a fund.

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Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments, which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.
The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to a fund.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect that will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
Collateralized Mortgage Obligations. A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity
Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Securities Linked to the Real Estate Market
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:
•	declines in the value of real estate;

•	risks related to general and local economic conditions;

•	possible lack of availability of mortgage funds;

•	overbuilding;

•	extended vacancies of properties;

•	increased competition;

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•	increases in property taxes and operating expenses;

•	change in zoning laws;

•	losses due to costs resulting from the clean-up of environmental problems;

•	liability to third parties for damages resulting from environmental problems;

•	casualty or condemnation losses;

•	limitations on rents;

•	changes in neighborhood values and the appeal of properties to tenants; and

•	changes in interest rates.
Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry include real estate investment trusts (“REITs”), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.
Industry or Sector Investing
When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.
Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings, which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.
Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. These companies are all subject to extensive regulation, rapid business changes and volatile performance dependent upon the availability and cost of capital, prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a

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potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.
Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.
Utilities. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.
Initial Public Offerings (“IPOs”)
A fund may invest a portion of its assets in shares of IPOs, consistent with its investment objectives and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
U.S. Government Securities
A fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-

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backed securities guaranteed by the GNMA. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac.
High Yield (High Risk) Securities
General. A fund may invest in high yield (high risk) securities, consistent with its investment objectives and policies. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.
Interest Rate Risk. To the extent a fund invests primarily in fixed-income securities, the NAV of the fund’s shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.
Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.
These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value its investments.
Less liquid secondary markets may also affect a fund’s ability to sell securities at their fair value. A fund may invest up to 15% (10% in the case of each Money Market Trust) of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund’s assets invested in illiquid securities may increase.
Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.
Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:
•	the obligor’s balance of payments, including export performance;

•	the obligor’s access to international credits and investments;

•	fluctuations in interest rates; and

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•	the extent of the obligor’s foreign reserves.
Obligor’s Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuation in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.
Obligor’s Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.
The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
•	reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and

•	obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect a fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Securities in the Lowest Rating Categories. Certain debt securities in which a fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody’s, S&P or Fitch. These securities are rated Caa or lower by Moody’s or CCC or lower by S&P or Fitch. These securities are considered to have the following characteristics:
•	extremely poor prospects of ever attaining any real investment standing;

•	current identifiable vulnerability to default;

•	unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;

•	are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or

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•	are default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund’s shares.
Special Considerations relating to California Tax-Exempt Securities.
Global Bond Trust, Real Return Bond Trust, Total Return Trust, Total Bond Market Trust A and Total Bond Market Trust B currently invest in California tax-exempt securities and are, therefore, subject to the following risks:
Due to events in 2009, California’s economic base has deteriorated, resulting in a severe financial crisis. California has experienced lower tax revenues because of declining real estate values and corporate and personal income. The national recession and ongoing volatility in the financial markets exacerbate these problems. Contrary to initial projections, a budget deficit is expected for the 2009-10 fiscal year. If California’s economy continues to weaken, the current budget imbalance could continue to grow.
California’s current economic problems heighten the risk of investing in bonds issued by the state and its political subdivisions, agencies, instrumentalities and authorities, including the risk of default. During the first six months of 2009, S&P, Moody’s and Fitch have downgraded California’s debt. There is a heightened risk that there could be an interruption in payments to bondholders in some cases. This possibility, along with the risk of further downgrades of the state’s general obligation (“GO”) debt, could result in a reduction in the market value of the bonds held by a fund, which could adversely affect the fund’s share price or distributions paid by the fund.
This is a summary of certain factors affecting California’s current financial situation and is not an exhaustive description of all the conditions to which California’s tax-exempt obligations are subject. The national economy, legislative, legal and regulatory, social and environmental policies and conditions not within the control of the issuers of such bonds could also have an adverse effect on the financial condition of California and its various political subdivisions and agencies. It is not possible to predict whether or to what extent the current economic and political issues or any other factors may affect the ability of California municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or liquidity. We are also unable to predict what impact these factors may have on a fund’s share price or distributions.
HEDGING AND OTHER STRATEGIC TRANSACTIONS
Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a fund, consistent with its investment objectives and policies, are described below:
•	exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed-income indices and other financial instruments;

•	financial futures contracts (including stock index futures);

•	interest rate transactions*;

•	currency transactions**;

•	swaps (including interest rate, index, equity, credit default swaps and currency swaps); and

•	structured notes, including hybrid or “index” securities.

*	A fund’s interest rate transactions may take the form of swaps, caps, floors and collars.

**	A fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and other strategic transactions may be used for the following purposes:

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•	to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations;

•	to protect a fund’s unrealized gains in the value of its securities;

•	to facilitate the sale of a fund’s securities for investment purposes;

•	to manage the effective maturity or duration of a fund’s securities;

•	to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or

•	to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”
Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.
If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund’s purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.
Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund’s income. Similarly, the sale of put options can also provide fund gains.
Covering of Options. All call options sold by a fund must be “covered” (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).
Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.
Exchange-Listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.
OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at

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the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
•	insufficient trading interest in certain options;

•	restrictions on transactions imposed by an exchange;

•	trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;

•	interruption of the normal operations of the OCC or an exchange;

•	inadequacy of the facilities of an exchange or the OCC to handle current trading volume; and/or

•	a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.
OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York Mellon as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC staff, OTC options purchased by a fund and the amount of the fund’s obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.
Types of Options That May Be Purchased. A fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
A fund reserves the right to invest in options on instruments and indices that may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.
General Characteristics of Futures Contracts and Options on Futures Contracts
A fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
•	as a hedge against anticipated interest rate, currency or market changes;

•	for duration management;

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•	for risk management purposes; and

•	to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle”, such as Eurodollar, UK 90-day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.
Use Will Be Consistent with Applicable Regulatory Requirements. A fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.
Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary or in a segregated account at the fund’s custodian, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.
Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund’s securities.
Stock Index Futures
Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures. Below are some examples of how Index Futures may be used:
•	In connection with a fund’s investment in common stocks, a fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

•	A fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund’s pending investment in such stocks when they do become available.

•	Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs that may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security), which may result from increases or decreases in positions already held by a fund.

•	A fund may also invest in Index Futures in order to hedge its equity positions.

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Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a “commodity pool” (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).
Options on Securities Indices and Other Financial Indices
A fund may purchase and sell call and put options on securities indices and other financial indices (“Options on Financial Indices”). In so doing, a fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument, except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.
Yield Curve Options
A fund may also enter into options on the “spread,” or yield differential, between two fixed-income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be “covered.” A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund’s net liability under the two options. Therefore, a fund’s liability for such a covered option is generally limited to the difference between the amounts of the fund’s liability under the option written by the fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.
Currency Transactions
A fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
•	forward currency contracts;

•	exchange-listed currency futures contracts and options thereon;

•	exchange-listed and OTC options on currencies; and

•	currency swaps.

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A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements.” A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.
A fund’s dealings in forward currency contracts and other currency transactions, such as futures contracts, options, options on futures contracts and swaps, will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.
A fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When a fund enters into a non-deliverable forward transaction, the fund will segregate liquid assets in an amount not less than the value of the fund’s net exposure to such non-deliverable forward transactions. If the additional segregated assets decline in value or the amount of the fund’s commitment increases because of changes in currency rates, additional cash or securities will be segregated on a daily basis so that the value of the account will equal the amount of the fund’s commitments under the non-deliverable forward agreement.
Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the fund’s securities or the receipt of income from them.
Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.
Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.
Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a

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fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.
Risk of Currency Transactions. Currency transactions are subject to risks different from other fund transactions, as discussed below under “Risk Factors.” If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”
Combined Transactions
A fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund’s objective.
Swap Agreements and Options on Swap Agreements
Among the hedging and other strategic transactions into which a fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit, credit default and event-linked swaps, as well as other credit, equity and commodity derivatives. To the extent a fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A fund may also enter into options on swap agreements (“Swap Options”).
A fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible, among others.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index). A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with its investment objective and general investment policies, a fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.
A fund may also enter into Swap Options. A Swap Option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund may also write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap

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agreements entered into by a fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of a fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a fund’s investment restriction concerning senior securities. No fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund’s total assets.
A fund may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.
Whether a fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a

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swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that: (1) have individually tailored terms; (2) lack exchange-style offset and the use of a clearing organization or margin system; (3) are undertaken in conjunction with a line of business; and (4) are not marketed to the public.
Eurodollar Instruments
A fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.
Risks of Hedging and Other Strategic Transactions
Hedging and other strategic transactions have special risks associated with them, including:
•	possible default by the counterparty to the transaction;

•	markets for the securities used in these transactions could be illiquid; and

•	to the extent the subadviser’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the fund.
Losses resulting from the use of hedging and other strategic transactions will reduce a fund’s NAV, and possibly income. Losses can be greater than if hedging and other strategic transactions had not been used.
Options and Futures Transactions. Options transactions are subject to the following additional risks:
•	option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option); and

•	options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Futures transactions are subject to the following additional risks:

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•	The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.

•	Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Although a fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.
Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
•	Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

•	Proxy hedging involves determining the correlation between various currencies. If the subadviser’s determination of this correlation is incorrect, a fund’s losses could be greater than if the proxy hedging were not used.

•	Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.
Risks of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above, but could also be adversely affected by:
•	foreign governmental actions affecting foreign securities, currencies or other instruments;

•	less stringent regulation of these transactions in many countries as compared to the United States;

•	the lack of clearing mechanisms and related guarantees in some countries for these transactions; - more limited availability of data on which to make trading decisions than in the United States;

•	delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;

•	the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and

•	lower trading volume and liquidity.
Use of Segregated and Other Special Accounts
Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by: (a) holding the securities, instruments or currency required to be delivered; or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid assets at least equal to the current amount of the obligation. The segregated assets cannot be sold or

37

transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.
Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.
Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.
OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund’s obligations or to segregate cash or other liquid assets equal to the amount of the fund’s obligations.
Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.
Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund’s net obligation, if any.
Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.
Other Limitations
No fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.
For purposes of this limitation, to the extent a fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

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INVESTMENT RESTRICTIONS
There are two classes of investment restrictions to which JHT is subject in implementing the investment policies of the funds: (a) fundamental; and (b) non-fundamental. Fundamental restrictions with respect to a fund may only be changed by a vote of a majority of the fund’s outstanding voting securities, which means a vote of the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Trustees of a fund without shareholder approval.
When submitting an investment restriction change to the holders of JHT’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular fund if a majority of the outstanding voting securities (as described above) of the fund vote for the approval of the matter, notwithstanding that the matter has not been approved by: (1) the holders of a majority of the outstanding voting securities of any other fund affected by the matter: or (2) the vote of a majority of the outstanding voting securities of JHT.
Restrictions (1) through (8) are fundamental. Restrictions (9) through (12) are non-fundamental.
Fundamental
Unless a fund is specifically excepted by the terms of a restriction:
(1) Each fund (except Health Sciences Trust, Natural Resources Trust, Real Estate Securities Trust, and Utilities Trust) may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry in violation of the requirements of the 1940 Act, as amended, as interpreted or modified by the SEC from time to time.
(2) Each fund (except Financial Services Trust, Global Bond Trust, Health Sciences Trust, Natural Resources Trust, Real Estate Securities Trust, Real Return Bond Trust, Utilities Trust, and U.S. Multi Sector Trust) has elected to be treated a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3) Each fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(4) Each fund may not engage in the business of underwriting securities issued by others, except to the extent that a fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(5) Each fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each fund reserves freedom of action to hold and to sell real estate acquired as a result of the fund’s ownership of securities.
(6) Each fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) Each fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(8) Each fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Non-Fundamental
Unless a fund is specifically excepted by the terms of a restriction, each fund will not:
(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable, except that each of the Money Market Trust and the Money Market Trust B may not invest in excess of 10% of its net assets in such securities or other investments.
(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the fund’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to

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segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(11) Purchase securities for the purpose of exercising control or management, except for Mutual Shares Trust.
(12) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10%* of the value of the fund’s total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

*	33 1/3% in the case of each of Small Company Value, Blue Chip Growth, Equity-Income, International Core, Science & Technology, Total Return, International Value, Mid Cap Stock, Health Sciences, Financial Services, All Cap Value, Utilities, Mid Cap Value, Fundamental Value, Natural Resources, Real Return Bond, Large Cap Value, Optimized All Cap, Emerging Growth, Small Cap Opportunities, Small Company, Core Equity, Classic Value, Optimized Value, Strategic Income, Money Market Trust B, 500 Index Trust B, International Equity Index Trust A, International Equity Index Trust B; Total Bond Market Trust A, Total Bond Market Trust B, Mid Value, Small Cap Value, Overseas Equity, Active Bond, Short-Term Bond, Managed, Large Cap, International Opportunities, Core Bond, U.S. High Yield Bond, Small Cap, Small Company Growth, Heritage, U.S. Multi Sector, New Income, Value & Restructuring, Index Allocation, International Small Company, Real Estate Equity, Mid Cap Value Equity, Franklin Templeton Founding Allocation, Income, Mutual Shares, Emerging Markets Value, High Income, Disciplined Diversification, Capital Appreciation Value, Growth Equity, Balanced, Core Fundamental Holdings, Core Global Diversification, Core Allocation, Core Balanced, Core Disciplined Diversification, International Index, Core Diversified Growth & Income, Alpha Opportunities, Smaller Company Growth, Short Term Government Income, Floating Rate Income, each Lifestyle Trust, American Fundamental Holdings, American Global Diversification, Bond Index Trust A, Core Strategy Trust.

15% in the case of Growth and Balanced Trusts;

50% in the case of Value Trust.
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a fund’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of the Money Market Trust and the Money Market Trust B where the percentage limitation of restriction (9) must be met at all times. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadvisers assessment of the security), or change in the percentage of portfolio assets invested in certain securities or other instruments, or change in the average duration of a fund’s investment, resulting from market fluctuations or other changes in a fund’s total assets will not require a fund to dispose of an investment. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
ADDITIONAL INVESTMENT RESTRICTIONS
MONEY MARKET TRUST AND MONEY MARKET TRUST B
In addition to the above policies, the Money Market Trust and the Money Market Trust B are subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, the Money Market Trust and the Money Market Trust B will, among other things, not purchase the securities of any issuer if it would cause:
•	more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase,

•	more than 5% of its total assets to be invested in “second tier securities,” as defined by Rule 2a-7, or

•	more than the greater of $1 million or 1% of its total assets to be invested in the second tier securities of that issuer.
INVESTMENT RESTRICTIONS THAT MAY BE CHANGED ONLY UPON 60 DAYS’ NOTICE TO SHAREHOLDERS

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In order to comply with Rule 35d-1 under the 1940 Act, the following policies of the funds named below are subject to change only upon 60 days’ prior notice to shareholders. Any other policy, other than one designated as a fundamental policy, is not subject to this 60-day notice requirement.
500	Index Trust
500	Index Trust B
Under normal market conditions, each of these funds invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the S&P 500 Index; and (b) securities (which may or may not be included in the S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index.
Active Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities.
Blue Chip Growth Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of large and medium-size blue chip growth companies.
Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrownings for investment purposes) in debt securities and instruments.
Core Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities.
Emerging Markets Value Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market securities.
Equity-Income Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities.
Financial Services Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) are invested in companies that are principally engaged in financial services.
Global Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.
Growth Equity Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Health Sciences Trust

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Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.
High Yield Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield debt securities, including corporate bonds and other fixed-income securities (such as preferred stocks and convertible securities), which have the following ratings (or, if unrated, are considered to be of equivalent quality):

Rating Agency	CORPORATE BONDS, PREFERRED STOCKS AND CONVERTIBLE SECURITIES
Moody’s	Ba through C
S&P or Fitch	BB through D
International Equity Index Trust A
International Equity Index Trust B
Under normal market conditions, each of these funds invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the Morgan Stanley Capital International All Country World Excluding U.S. Index (the “MSCI ACW ex-US Index”) and/or corresponding ADRs or GDRs; and (b) securities (which may or may not be included in the MSCI ACW ex-US Index) that the subadviser believes, as a group, will behave in a manner similar to the index.
International Index Trust
Under normal market conditions, the fund invests at least 80% of its assets in one or more of the following: (a) securities listed an index (the “Index”); (b) securities (which may or may not be included in the Index) that the subadviser believes as a group will behave in a manner similar to the Index; and (c) stock index futures to maintain exposure to the Index.
International Small Company Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies.
Investment Quality Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds.
Large Cap Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large cap companies.
Large Cap Value Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index.
Mid Cap Index Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the S&P 400 Index; and (b) securities (which may or may not be included in the S&P 400 Index) that the subadviser believes as a group will behave in a manner similar to the index.

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Mid Cap Stock Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies.
Mid Cap Value Equity Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies.
Natural Resources Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in natural resource-related companies.
Overseas Equity Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
Pacific Rim Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region.
Real Estate Securities Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.
Real Return Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds (either through cash market purchases, forward commitments, or derivative instruments) of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
Science & Technology Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and use of science and technology.
Short-Term Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities.
Small Cap Growth Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap companies.
Small Cap Index Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the Russell 2000 Index; and (b) securities (which may or may not be included in the Russell 2000 Index) that the subadviser believes, as a group, will behave in a manner similar to the index.

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Small Cap Opportunities Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap companies.
Small Cap Value Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small cap companies.
Small Company Growth Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies.
Small Company Value Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.
Strategic Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.
Total Bond Market Trust A
Total Bond Market Trust B
Under normal market conditions, each of these funds invests at least 80% of its net assets (plus any borrowing for investment purposes) in bonds.
Total Stock Market Index Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in: (a) the common stocks that are included in the Wilshire 5000 Index; and (b) securities (which may or may not be included in the Wilshire 5000 Index) that the subadviser believes, as a group, will behave in a manner similar to the index.
U.S. Government Securities Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities.
U.S. High Yield Bond Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. high yield debt securities.
U.S. Multi Sector Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments tied economically to the U.S.
Utilities Trust
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies in the utilities industry.

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PORTFOLIO TURNOVER
The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. No portfolio turnover rate can be calculated for the Money Market Trusts due to the short maturities of the instruments purchased. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of the fund’s securities. (A fund’s portfolio turnover rate for the fiscal year ended December 31, 2009 includes the effect of certain short term investments, if any, in a collateral management vehicle. All other securities, including options, with maturities at the time of acquisition of one year or less are excluded from the portfolio turnover computation.). The portfolio turnover rates for the funds for the years ended December 31, 2009 and 2008 were as follows:

FUND	2009	2008
500 Index Trust	12%	4%
500 Index Trust B	22%	7%
Active Bond Trust	78%	100%
All Cap Core Trust	196%	239%
All Cap Growth Trust	99%	111%
All Cap Value Trust	126%	77%
Alpha Opportunities Trust	238%	52%
American Fundamental Holdings Trust	3%	1%
American Global Diversification Trust	5%	6%
Balanced Trust	83%	N/A
Blue Chip Growth Trust	64%	58%
Bond Trust	67%	N/A
Capital Appreciation Trust	106%	97%
Capital Appreciation Value Trust	101%	55%
Core Allocation Trust	18%	N/A
Core Allocation Plus Trust	213%	97%
Core Balanced Strategy Trust	14%	N/A
Core Balanced Trust	4%	N/A
Core Bond Trust	462%	467%
Core Disciplined Diversification Trust	8%	N/A
Core Diversified Growth & Income Trust	157%	7%
Core Fundamental Holdings Trust	11%	N/A
Core Global Diversification Trust	20%	N/A
Core Strategy Trust	22%	5%
Disciplined Diversification Trust	71%	7%
Emerging Markets Value Trust	58%	19%
Equity-Income Trust	42%	32%
Financial Services Trust	61%	11%
Floating Rate Income Trust	53%	18%
Franklin Templeton Founding Allocation Trust	8%	4%
Fundamental Value Trust	42%	28%
Global Bond Trust	280%	487%
Global Trust	37%	12%
Growth Equity Trust	120%	74%
Health Sciences Trust	35%	51%
Heritage Trust	206%	205%
High Income Trust	108%	47%
High Yield Trust	95%	61%
Income Trust	69%	42%
International Core Trust	70%	63%
International Equity Index Trust A	244%	9%
International Equity Index Trust B	51%	12%
International Index Trust	30%	N/A
International Opportunities Trust	138%	128%
International Small Company Trust	142%	10%
International Value Trust	56%	18%
Investment Quality Bond Trust	20%	105%
Large Cap Trust	72%	71%
Large Cap Value Trust	177%	107%
Lifecycle 2010 Trust	N/A	N/A
Lifecycle 2015 Trust	N/A	N/A

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FUND	2009	2008
Lifecycle 2020 Trust	N/A	N/A
Lifecycle 2025 Trust	N/A	N/A
Lifecycle 2030 Trust	N/A	N/A
Lifecycle 2035 Trust	N/A	N/A
Lifecycle 2040 Trust	N/A	N/A
Lifecycle 2045 Trust	N/A	N/A
Lifecycle 2050 Trust	N/A	N/A
Lifestyle Aggressive Trust	43%	50%
Lifestyle Balanced Trust	34%	36%
Lifestyle Conservative Trust	37%	31%
Lifestyle Growth Trust	37%	40%
Lifestyle Moderate Trust	31%	28%
Mid Cap Index Trust	34%	41%
Mid Cap Stock Trust	196%	130%
Mid Cap Value Equity Trust	63%	51%
Mid Value Trust	89%	85%
Money Market Trust	N/A	N/A
Money Market Trust B	N/A	N/A
Mutual Share Trust	78%	44%
Natural Resources Trust	96%	24%
New Income Trust	104%	69%
Optimized All Cap Trust	153%	151%
Optimized Value Trust	154%	176%
Overseas Equity Trust	97%	90%
Pacific Rim Trust	93%	61%
Real Estate Securities Trust	148%	84%
Real Return Bond Trust	572%	1032%
Science & Technology Trust	155%	132%
Short-Term Bond Trust	39%	47%
Short Term Government Income Trust	114%	N/A
Small Cap Growth Trust	216%	191%
Small Cap Index Trust	46%	41%
Small Cap Opportunities Trust	85%	107%
Small Cap Value Trust	46%	42%
Small Company Growth Trust	103%	40%
Small Company Value Trust	49%	30%
Smaller Company Growth Trust	114%	16%
Strategic Bond Trust	111%	65%
Strategic Income Opportunities Trust	87%	40%
Total Bond Market Trust A	42%	139%
Total Bond Market Trust B	29%	68%
Total Return Trust	245%	145%
Total Stock Market Index Trust	21%	5%
U.S. Government Securities Trust	116%	44%
U.S. High Yield Bond Trust	55%	46%
U.S. Multi Sector Trust	47%	77%
Utilities Trust	96%	68%
Value & Restructuring Trust	76%	23%
Value Trust	105%	50%
Prior rates of portfolio turnover do not provide an accurate guide as to what the rate will be in any future year, and prior rates are not a limiting factor when it is deemed appropriate to purchase or sell securities for a fund.
MANAGEMENT OF JHT
The business of JHT, an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” of the funds (as defined by the 1940 Act) (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the funds and who execute policies formulated and overseen by the Trustees. Several of the Trustees and officers of JHT are also officers or directors of the Adviser, or officers or directors of the principal distributor to the funds, John Hancock Distributors, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and

46

officers of JHT, including their principal occupations. Each Trustee oversees all funds of JHT, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2009, the John Hancock fund complex consisted of 255 funds (the “John Hancock Fund Complex” or “Fund Complex”). The business address of all Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
Independent Trustees

			Number of John
	Position with		Hancock Funds
Name (Year of Birth)	JHT [1]	Principal Occupation(s) and other Directorships During Past 5 Years	Overseen by Trustee
Charles L. Bardelis (1941)	Trustee (since 1988)	Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988) John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005-2006).	209

Peter S. Burgess (1942)	Trustee (since 2005)	Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999).	209
Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation (since 2004).

		Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock Funds III (2005-2006).

Elizabeth G. Cook (1937)	Trustee (since 2005)	Expressive Art Therapist; Massachusetts General Hospital (2001 2007).	107
		Trustees of John Hancock Trust (since 2005), former Trustee of John Hancock Funds II (2005-2009) and former Trustee of John Hancock Funds III (2005-2006).

Theron S. Hoffman (1947)	Trustee (since 2008)	Chief Executive Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd Organization (since 2003); President, Westport Resources Management (2006-2008); Partner/Operating Head &Senior Managing Director, Putnam Investments (2000-2003); Executive Vice President, Thomson Corp (1997-2000) (financial information publishing).	209

		Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since September 2008).

Hassell H. McClellan (1945)	Trustee (since 2005)	Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston College (since 1984).	209

		Trustee of John Hancock Funds II (since 2005) and Trustee of Phoenix Edge Series Funds (since 2008).

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			Number of John
	Position with		Hancock Funds
Name (Year of Birth)	JHT [1]	Principal Occupation(s) and other Directorships During Past 5 Years	Overseen by Trustee
James M. Oates (1946)	Trustee (since 2004 ) Chairman (since 2005)	Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson Investment Management, Inc.(since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997)(Independent Chairman, 1997-2006).

		Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services Corporation (1995-2007); and Connecticut River Bancorp, Director (since 1998); Director of the following Mutual Funds: Phoenix Mutual Funds (1988-2008); Virtus Funds (since 2008); and Emerson Investment Management (since2000).	209

		Chairman of the Boards of John Hancock Trust and John Hancock Funds II (since 2005).

		Trustee of John Hancock Trust (since 2004), John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005-2006).

Steven M. Roberts (1944)	Trustee (since 2008)	Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal Reserve System (2005-2008); Partner, KPMG (1987-2004).	209

		Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since September 2008)

1	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
Non-Independent Trustees

			Number of John
			Hancock Funds
Name (Year of Birth)	Position with JHT[1]	Principal Occupation(s) and other Directorships During Past 5 Years	Overseen by Trustee
James R. Boyle [2] (1959)	Trustee (since 2005)	Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive Vice President (1999-2009); President, John Hancock Financial Services (since_______); Chairman and Director, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC (since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005), John Hancock Funds III (since 2006) and John Hancock Funds (since 2006).	255

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			Number of John
			Hancock Funds
Name (Year of Birth)	Position with JHT[1]	Principal Occupation(s) and other Directorships During Past 5 Years	Overseen by Trustee
Grace K. Fey [3] (1946)	Trustee (since 2008)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009); Director, Fiduciary Trust (since 2009). Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since September 2008).	209

		Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since September 2008).

(1)	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2)	Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his positions with Manulife Financial Corporation (and its affiliates), the ultimate controlling parent of the Adviser.

(3)	Ms. Fey is an “interested person” (as defined in the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a sub-adviser of certain funds of JHF II and JHT.
Principal Officers who are not Trustees

Name (Year of Birth)	Position with JHT	Principal Occupations During Past 5 Years
Hugh McHaffie (1959)	President (since 2009)	Executive Vice President, U.S. Wealth Management, Manulife Financial Corporation (since 2006, including prior positions); Senior Vice President, Individual Business Product Management, MetLife, Inc. (1999-2006); President of John Hancock Trust and John Hancock Funds II (since 2009).

Thomas M. Kinzler (1955)	Chief Legal Officer and Secretary (since 2006)	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007-2008), John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004-2006).

Francis V. Knox, Jr. (1947)	Chief Compliance Officer (“CCO”) (since 2005)	Chief Compliance Officer (since 2008), Vice President and Chief Compliance Officer (2005-2008), John Hancock Funds, JHF II, JHF III and JHT; Chief Compliance Officer, John Hancock Advisers, LLC and JHIMS (since 2008); Vice President and Chief Compliance Officer, John Hancock Advisers, LLC, JHIMS and MFC Global (U.S.) (2005-2008); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004).

Charles A. Rizzo (1959)	Chief Financial Officer (since 2007)	Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-2007); Vice President, Goldman Sachs (2005-2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005).

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Name (Year of Birth)	Position with JHT	Principal Occupations During Past 5 Years
Michael J. Leary (1965)	Treasurer (since 2009)	Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (2007-2009).

John G. Vrysen (1955)	Chief Operating Officer (since 2007) Chief Financial Officer (2005 to 2007)	Senior Vice President, Strategic Initiatives, Manulife Financial Corporation (since 2006), Vice President (until 2006), Manulife Financial Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC, and John Hancock Funds, LLC (since 2005, including other positions); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock Funds and John Hancock Funds III (2007 — 2009).
Trustee Qualifications
     The following section discusses, for each Trustee, the specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a Trustee.
Additional Information About the Trustees
In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. Each Trustee has experience as a Trustee of the Trust, as well as experience as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the funds in a manner consistent with the best interests of the funds’ shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.
     Charles L. Bardelis — As a director and former chief executive of an operating company, Mr. Bardelis has experience with a variety of financial, staffing, regulatory and operational issues. He also has experience as a director of publicly traded companies.
     James R. Boyle — Through his positions as Chairman and Director of the Adviser, position as a senior executive of MFC, the Adviser’s parent company, and positions with other affiliates of the Adviser, Mr. Boyle has experience in the development and management of registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.
     Peter S. Burgess — As a financial consultant and certified public accountant and a former partner in a major independent registered public accounting firm, Mr. Burgess has experience in the auditing of financial services companies and mutual funds. He also has experience as a director of publicly traded operating companies.
     Elizabeth G. Cook — As a former Trustee of John Hancock Variable Series Trust I and a former director of Liberty Bank and Trust, Ms. Cook has experience in the mutual fund and banking industry. As an expressive arts therapist, Ms. Cook has experience in interpersonal communication.
     Grace K. Fey — As a consultant to nonprofit and corporate boards, and as a former director and executive of an investment management firm, Ms. Fey has experience in the investment management industry. She also has experience as a director of another operating company.
     Theron S. Hoffman — As a consultant and as a former executive of an investment management firm, Mr. Hoffman has experience in executive management and corporate operations.

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     Hassell H. McClellan — As a professor in the graduate management department of a major university and as a former director of several privately held companies, Mr. McClellan has experience in corporate and financial matters. He also has experience as a director of other investment companies not affiliated with the Trust.
     James M. Oates — As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. Mr. Oates previously served as chief executive officer of two banks. He also has experience as a director of other publicly traded companies and investment companies not affiliated with the Trust. Mr. Oates, an Independent Trustee, serves as the Board’s Chairman.
     Steven M. Roberts — As an economist, former assistant to a Federal Reserve Chairman, and Deputy Director of the Division of Banking Supervision and Regulation of the Federal Reserve, Board, and as a former partner in a major independent registered public accounting firm, Mr. Roberts has experience with economic and monetary policy, federal financial regulation, and accounting.
Duties and Compensation of Trustees
The Trust is organized as a Massachusetts business trust. Under the Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. Each Trustee has the experience, skills, attributes or qualifications described above (see “Principal Occupation(s) and Other Directorships” and “Additional Information About the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the Trust. The Board met eight times during the latest fiscal year.
The Board has appointed an Independent Trustee as Chairman. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the funds’ operations and meaningful representation of the shareholders’ interests, given the number of funds offered by the Trust and the amount of assets that these funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the funds’ shareholders. Nevertheless, the Board also believes that having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Boyle, as Chairman and Director of the Adviser, and senior executive of MFC, the Adviser’s parent company, and of other affiliates of the Adviser, provides the Board with the Adviser’s perspective in managing and sponsoring the funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
Board Committees
The Board has a standing Audit Committee composed solely of Independent Trustees (Messrs. Bardelis, Burgess and Roberts). Mr. Burgess serves as Chairman of this Committee. The Committee met four times during the Trust’s last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of an independent registered public accounting firm for the Trust, approve all significant services proposed to be performed by its independent registered public accounting firm and to consider the possible effect of such services on its independence.
The Board also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210. Any

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shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) in order to be considered by the Nominating Committee.
The Board also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Trust. The Compliance Committee is composed of the following Trustees: Ms. Cook, Messrs. McClellan, Oates, and Hoffman, and Ms. Fey). Mr. McClellan serves as Chairman of this Committee. The Compliance Committee met four times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of funds. The Investment Committees are composed of the following Trustees: Investment Committee A: Ms. Cook and Messrs. Oates and Hoffman; Investment Committee B: Messrs. Bardelis and Roberts; Investment Committee C: Messrs. McClellan, Boyle and Burgess, and Ms. Fey. Messrs. Oates, Bardelis and McClellan serve as Chairmen of Investment Committee A, B and C, respectively. Each Investment Committee met five times during the last fiscal year.
Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.
Risk Oversight
As registered investment companies, the funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. As a part of its overall activities, the Board oversees the funds’ risk management activities that are implemented by the Adviser, the funds’ Chief Compliance Officer (“CCO”) and other service providers to the funds. The Adviser has primary responsibility for the funds’ risk management on a day-to-day basis as a part of its overall responsibilities. The funds’ subadvisers, subject to oversight of the Adviser, are primarily responsible for managing investment and financial risks as a part of their day-to-day investment responsibilities, as well as operational and compliance risks at their respective firms. The Adviser and the CCO also assist the Board in overseeing compliance with investment policies of the funds and regulatory requirements, and monitor the implementation of the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.
The Adviser identifies to the Board the risks that it believes may affect the funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various Committees as described below. Each Committee meets at least quarterly and presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the Committee process.
The Board has established three Investment Committees. Each Investment Committee assists the Board in overseeing the significant investment policies of the relevant funds and the performance of their subadvisers. With respect to the funds of funds, the Board as a whole directly oversees the significant investment policies and the performance of the Adviser and the subadvisers. The Adviser monitors these policies and subadviser activities and may recommend changes to each Investment Committee (or the Board as a whole, in cases of funds of funds) in response to subadviser requests or other circumstances. On at least a quarterly basis, each Investment Committee (or the Board as a whole, in cases of funds of funds) reviews reports from the Adviser regarding the relevant funds’ investment performance, which include information about investment and financial risks and how they are managed, and from the CCO regarding subadviser compliance matters. In addition, each Investment Committee (or, in certain cases, the Board as a whole) meets periodically with the portfolio managers of the funds’ subadvisers to receive reports regarding management of the funds.
The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the funds’ financial reporting. In addition, this Committee oversees the process of each fund’s valuation of its portfolio securities, with day-to-day responsibility for valuation determinations having been delegated to the funds’ Pricing Committee (comprised of officers of the Trust).
The Compliance Committee assists the Board in overseeing the activities of the Trust’s CCO with respect to the compliance programs of the funds, the Adviser, the subadvisers, and certain of the funds’ other service providers (the distributor and transfer agent). This Committee and the Board receive and consider periodic reports from the CCO throughout the year, including the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs.

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In addressing issues regarding the funds’ risk management between meetings, appropriate representatives of the Adviser communicate with the Chairman of the Board, the relevant Committee Chair, or the Trust’s CCO, who is directly accountable to the Board. As appropriate, the Chairman of the Board, the Committee Chairs and the Trustees confer among themselves, with the Trust’s CCO, the Adviser, other service providers, external fund counsel, and counsel to the Independent Trustees, to identify and review risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion.
In addition, in its annual review of the funds’ advisory, sub-advisory and distribution agreements, the Board reviews information provided by the Adviser, the subadvisers and the distributor relating to their operational capabilities, financial condition, risk management processes and resources.
The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
The Adviser also has its own, independent interest in risk management. In this regard, the Adviser has appointed a Risk and Investment Operations Committee, consisting of senior personnel from each of the Adviser’s functional departments. This Committee reports periodically to the Board on risk management matters. The Adviser’s risk management program is part of the overall risk management program of John Hancock, the Adviser’s parent company. John Hancock’s Chief Risk Officer supports the Adviser’s risk management program, and at the Board’s request will report on risk management matters.
Compensation
JHT pays the following fees to its Independent Trustees as well as Ms. Fey, an interested Trustee. Each Independent Trustee and Ms. Fey receives an annual retainer of $110,000 and a fee of $14,000 for each meeting of the Trustees that he or she attends in person. The Chairman of the Board receives an additional $65,000 annual retainer. The Chairman of the Audit Committee receives an additional $15,000 annual retainer. The Chairman of the Compliance Committee receives an additional $12,500 annual retainer. Trustees are reimbursed for travel and other out-of-pocket expenses.
Compensation Table (1)(2)

		TOTAL COMPENSATION FROM JOHN
TRUSTEE	AGGREGATE COMPENSATION FROM JHT –	HANCOCK FUND COMPLEX FISCAL
Independent Trustees	FISCAL YEAR ENDED DECEMBER 31, 2009 (1)	YEAR ENDED DECEMBER 31, 2009 (2)
Charles L. Bardelis	$175,000.00	$240,000.00
Peter S. Burgess	$187,500.00	$260,000.00
Elizabeth Cook	$178,750.00	$212,000.00
Theron S. Hoffman	$175,000.00	$240,000.00
Hassell H. McClellan	$181,250.00	$250,000.00
James M. Oates	$237,500.00	$335,000.00
Steven M. Roberts	$175,000.00	$240,000.00
Interested Trustees
James R. Boyle
Grace K. Fey	$175,000.00	$240,000.00

(1)	Compensation received for services as a Trustee. JHT does not have a pension, retirement or deferred compensation plan for any of its Trustees or officers.

(2)	As noted above, Messrs. Bardelis, Boyle, Burgess, McClellan and Oates are also Trustees of JHF II, which is within the same family of investment companies as JHT.
Trustee Ownership of Funds
The table below lists the amount of securities of each JHT fund beneficially owned by each Trustee as of December 31, 2009 (excluding those funds that had not yet commenced operations on December 31, 2009). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

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Total John
	Lifestyle	Lifestyle	Hancock Fund
FUNDS*	Aggressive	Balanced	Complex
Charles L. Bardelis	A	A	E
James R. Boyle	A	A	E
Peter S. Burgess	D	D	E
Elizabeth G. Cook	A	E	E
Grace K. Fey	A	A	C
Theron S. Hoffman	A	A	E
Hassell H. McClellan	A	A	E
James M. Oates	A	A	E
Steven M. Roberts	A	E	E

*	Only funds owned by a Trustee are listed.
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
Each fund has entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of each fund’s operations, except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the respective funds and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. The Adviser may elect directly to manage the investment and reinvestment of the assets of any of the funds, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement. The Board has authorized the Adviser to directly manage the assets of the following funds, effective as of January 1, 2010: Franklin Templeton Founding Allocation Trust; Core Allocation Trust; Core Balanced Trust; and Core Disciplined Diversification Trust.
JHT bears all costs of its organization and operation, including, but not limited to, expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the fund (including an allocable portion of the cost of the Adviser’s employees rendering such services to the funds); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the fund, the Adviser or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Prior to June 27, 2008, the Advisory Agreement provided that the Adviser was responsible for providing investment management services as described above, as well as providing, at the expense of JHT, certain non-advisory services (including financial, accounting and administrative services). At a special shareholder meetings in January and April 2008, the funds’ shareholders approved an amendment to the Advisory Agreement transferring to a new Service Agreement with the Adviser the non-advisory services. This amendment to the Advisory Agreement and the Service Agreement became effective on June 27, 2008. Accordingly, pursuant to the Service Agreement, the Adviser provides JHT certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight as well as services related to the office of CCO.
Adviser Compensation. As compensation for its services under the Advisory Agreement, the Adviser receives a fee from the funds, computed separately for each as described in the Prospectus.
From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund’s annual expenses fall below this limit. Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

54

For the fiscal years ended December 31, 2009, 2008 and 2007, the aggregate investment advisory fee paid by JHT under the fee schedule then in effect, absent the expense limitation provision, was $343,963,847, $377,235,563 and $450,351,591 allocated among the funds as follows:

FUND	2009	2008	2007
500 Index Trust
Gross Fee	$20,831,832	$9,727,933	$7,294,227
Waivers	$(25,295)	$(32,914)	$(42,293)
Net Fee	$20,806,537	$9,695,019	$7,251,934
500 Index Trust B
Gross Fee	$3,267,670	$4,503,563	$5,756,092
Waivers	$(1,702,078)	$(2,454,855)	$(2,967,491)
Net Fee	$1,565,592	$2,048,708	$2,788,601
Active Bond Trust
Gross Fee	$11,850,907	$14,284,359	$15,291,629
Waivers	$(9,093)	$(42,258)	$(67,976)
Net Fee	$11,841,814	$14,242,101	$15,223,653
All Cap Core Trust
Gross Fee	$2,566,139	$6,588,339	$5,908,327
Waivers	$(1,686)	$(16,765)	$(21,060)
Net Fee	$2,564,453	$6,571,574	$5,887,267
All Cap Growth Trust
Gross Fee	$858,458	$2,364,027	$3,322,384
Waivers	$(504)	$(5,536)	$(10,404)
Net Fee	$857,954	$2,358,491	$3,311,980
All Cap Value Trust
Gross Fee	$666,143	$908,334	$1,819,328
Waivers	$(422)	$(1,989)	$(5,184)
Net Fee	$665,721	$906,345	$1,814,144
Alpha Opportunities Trust
Gross Fee	$4,871,991	$565,837	$0
Waivers	$(2,878)	$0	$0
Net Fee	$4,869,113	$565,837	$0
American Fundamental Holdings Trust
Gross Fee	$403,363	$168,920	$1,720
Waivers	$(403,362)	$(168,920)	$(1,720)
Net Fee	$1	$0	$0
American Global Diversification Trust
Gross Fee	$309,869	$198,026	$3,404
Waivers	$(309,869)	$(198,025)	$(3,404)
Net Fee	$0	$1	$0
Balanced Trust
Gross Fee	$119,895	$0	$0
Waivers	$(24,869)	$0	$0
Net Fee	$95,026	$0	$0
Blue Chip Growth Trust
Gross Fee	$11,693,697	$22,412,833	$23,592,740
Waivers	$(444,418)	$(922,290)	$(989,438)
Net Fee	$11,249,279	$21,490,543	$22,603,302
Bond Trust
Gross Fee	$1,496,135	$0	$0
Waivers	$(2,782)	$0	$0
Net Fee	$1,493,353	$0	$0
Capital Appreciation Trust
Gross Fee	$5,971,858	$7,906,673	$7,708,655
Waivers	$(4,543)	$(21,023)	$(28,524)
Net Fee	$5,967,315	$7,885,650	$7,680,131
Capital Appreciation Value Trust
Gross Fee	$2,521,795	$351,316	$0
Waivers	$(112,246)	$(15,727)	$0
Net Fee	$2,409,549	$335,589	$0
Core Allocation Trust

55

FUND	2009	2008	2007
Gross Fee	$5,797	$0	$0
Waivers	$(5,797)	$0	$0
Net Fee	$0	$0	$0
Core Allocation Plus Trust
Gross Fee	$1,424,190	$308,013	$0
Waivers	$(963)	$(367)	$0
Net Fee	$1,423,227	$307,646	$0
Core Balanced Strategy Trust
Gross Fee	$218	$0	$0
Waivers	$(218)	$0	$0
Net Fee	$0	$0	$0
Core Balanced Trust
Gross Fee	$9,113	$0	$0
Waivers	$(9,113)	$0	$0
Net Fee	$0	$0	$0
Core Bond Trust
Gross Fee	$3,951,083	$1,823,876	$1,665,125
Waivers	$(4,778)	$(5,008)	$(7,010)
Net Fee	$3,946,305	$1,818,868	$1,658,115
Core Disciplined Diversification Trust
Gross Fee	$10,209	$0	$0
Waivers	$(10,209)	$0	$0
Net Fee	$0	$0	$0
Core Diversified Growth & Income Trust
Gross Fee	$414	$185	$0
Waivers	$(414)	$(185)	$0
Net Fee	$0	$0	$0
Core Fundamental Holdings Trust
Gross Fee	$19,013	$0	$0
Waivers	$(19,013)	$0	$0
Net Fee	$0	$0	$0
Core Global Diversification Trust
Gross Fee	$19,140	$0	$0
Waivers	$(19,140)	$0	$0
Net Fee	$0	$0	$0
Core Strategy Trust
Gross Fee	$235,320	$175,891	$118,364
Waivers	$(235,320)	$(175,891)	$(111,864)
Net Fee	$0	$0	$0
Disciplined Diversification Trust
Gross Fee	$1,649,159	$402,132	$0
Waivers	$(432,466)	$(144,045)	$0
Net Fee	$1,216,693	$258,087	$0
Emerging Markets Value Trust
Gross Fee	$7,195,056	$4,372,869	$2,862,075
Waivers	$(4,742)	$(8,759)	$(9,433)
Net Fee	$7,190,314	$4,364,110	$2,852,642
Equity-Income Trust
Gross Fee	$12,938,196	$15,765,416	$20,126,360
Waivers	$(495,626)	$(648,897)	$(848,406)
Net Fee	$12,442,570	$15,116,519	$19,277,954
Financial Services Trust
Gross Fee	$725,648	$908,822	$1,376,574
Waivers	$(498)	$(2,081)	$(4,399)
Net Fee	$725,150	$906,741	$1,372,175
Floating Rate Income Trust
Gross Fee	$4,817,266	$3,116,882	$0
Waivers	$(3,500)	$(5,999)	$0
Net Fee	$4,813,766	$3,110,883	$0
Franklin Templeton Founding Allocation Trust
Gross Fee	$539,433	$546,349	$189,883
Waivers	$(539,433)	$(693,077)	$(189,883)

56

FUND	2009	2008	2007
Net Fee	$0	$146,728	$(0)
Fundamental Value Trust
Gross Fee	$11,716,284	$11,755,236	$10,306,109
Waivers	$(8,543)	$(27,628)	$(36,558)
Net Fee	$11,707,741	$11,727,608	$10,269,551
Global Bond Trust
Gross Fee	$6,003,715	$7,751,504	$8,274,328
Waivers	$(4,482)	$(20,667)	$(31,910)
Net Fee	$5,999,233	$7,730,837	$8,242,418
Global Trust
Gross Fee	$4,865,093	$5,577,452	$4,411,811
Waivers	$(126,275)	$(114,049)	$(90,085)
Net Fee	$4,738,818	$5,463,403	$4,321,726
Growth Equity Trust
Gross Fee	$3,278,649	$1,892,275	$0
Waivers	$(2,504)	$(3,404)	$0
Net Fee	$3,276,145	$1,888,871	$0
Health Sciences Trust
Gross Fee	$1,619,320	$2,257,624	$2,611,100
Waivers	$(78,502)	$(117,132)	$(137,172)
Net Fee	$1,540,818	$2,140,492	$2,473,928
Heritage Trust
Gross Fee	$897,522	$799,204	$1,233,639
Waivers	$(613)	$(1,842)	$(3,799)
Net Fee	$896,909	$797,362	$1,229,840
High Income Trust
Gross Fee	$3,188,923	$2,841,617	$2,710,654
Waivers	$(2,666)	$(7,503)	$(10,874)
Net Fee	$3,186,257	$2,834,114	$2,699,780
High Yield Trust
Gross Fee	$11,786,233	$11,739,575	$12,975,302
Waivers	$(9,576)	$(32,491)	$(53,255)
Net Fee	$11,776,657	$11,707,084	$12,922,047
Income Trust
Gross Fee	$3,320,959	$3,350,816	$1,136,009
Waivers	$(2,193)	$(7,382)	$(4,509)
Net Fee	$3,318,766	$3,343,434	$1,131,500
International Core Trust
Gross Fee	$6,220,752	$10,585,673	$13,590,181
Waivers	$(3,733)	$(23,731)	$(41,557)
Net Fee	$6,217,019	$10,561,942	$13,548,624
International Equity Index Trust A
Gross Fee	$2,811,155	$1,696,599	$1,849,677
Waivers	$(1,143)	$(6,113)	$(9,460)
Net Fee	$2,810,012	$1,690,486	$1,840,217
International Equity Index Trust B
Gross Fee	$1,772,704	$2,357,150	$2,716,997
Waivers	$(763,908)	$(1,041,719)	$(1,146,512)
Net Fee	$1,008,796	$1,315,431	$1,570,485
International Index Trust
Gross Fee	$4,663,567	$0	$0
Waivers	$(8,781)	$0	$0
Net Fee	$4,654,786	$0	$0
International Opportunities Trust
Gross Fee	$4,574,640	$6,934,499	$7,339,267
Waivers	$(2,753)	$(15,434)	$(23,023)
Net Fee	$4,571,887	$6,919,065	$7,316,244
International Small Company Trust
Gross Fee	$1,364,952	$2,631,273	$2,228,899
Waivers	$(812)	$(4,856)	$(6,055)
Net Fee	$1,364,140	$2,626,417	$2,222,844
International Value Trust

57

FUND	2009	2008	2007
Gross Fee	$6,341,121	$11,051,164	$13,987,835
Waivers	$(149,396)	$(203,557)	$(263,977)
Net Fee	$6,191,725	$10,847,607	$13,723,858
Investment Quality Bond Trust
Gross Fee	$2,307,856	$2,524,883	$2,590,495
Waivers	$(2,037)	$(7,596)	$(11,700)
Net Fee	$2,305,819	$2,517,287	$2,578,795
Large Cap Trust
Gross Fee	$1,390,797	$3,953,444	$3,841,929
Waivers	$(844)	$(10,668)	$(15,803)
Net Fee	$1,389,953	$3,942,776	$3,826,126
Large Cap Value Trust
Gross Fee	$2,604,798	$4,674,613	$4,815,374
Waivers	$(1,727)	$(10,939)	$(16,063)
Net Fee	$2,603,071	$4,663,674	$4,799,311
Lifecycle 2010 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2015 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2020 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2025 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2030 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2035 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2040 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2045 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifecycle 2050 Trust
Gross Fee	$0	$0	$0
Waivers	$0	$0	$0
Net Fee	$0	$0	$0
Lifestyle Aggressive Trust
Gross Fee	$142,694	$191,830	$256,253
Waivers	$0	$0	$0
Net Fee	$142,694	$191,830	$256,253
Lifestyle Balanced Trust
Gross Fee	$4,149,384	$4,010,623	$4,026,995
Waivers	$0	$0	$0
Net Fee	$4,149,384	$4,010,623	$4,026,995
Lifestyle Conservative Trust

58

FUND	2009	2008	2007
Gross Fee	$848,329	$534,168	$337,552
Waivers	$0	$0	$0
Net Fee	$848,329	$534,168	$337,552
Lifestyle Growth Trust
Gross Fee	$4,564,956	$5,122,302	$5,250,761
Waivers	$0	$0	$0
Net Fee	$4,564,956	$5,122,302	$5,250,761
Lifestyle Moderate Trust
Gross Fee	$1,098,229	$983,459	$893,537
Waivers	$0	$0	$0
Net Fee	$1,098,229	$983,459	$893,537
Mid Cap Index Trust
Gross Fee	$4,044,012	$3,502,855	$4,960,246
Waivers	$(4,843)	$(13,685)	$(27,897)
Net Fee	$4,039,169	$3,489,170	$4,932,349
Mid Cap Stock Trust
Gross Fee	$5,422,239	$8,084,051	$9,750,741
Waivers	$(3,530)	$(18,759)	$(31,820)
Net Fee	$5,418,709	$8,065,292	$9,718,921
Mid Cap Value Equity Trust
Gross Fee	$900,131	$756,032	$1,151,167
Waivers	$(625)	$(1,760)	$(3,585)
Net Fee	$899,506	$754,272	$1,147,582
Mid Value Trust
Gross Fee	$4,820,404	$1,414,850	$1,978,152
Waivers	$(221,066)	$(69,714)	$(99,006)
Net Fee	$4,599,338	$1,345,136	$1,879,146
Money Market Trust
Gross Fee	$24,743,939	$18,592,095	$13,775,142
Waivers	$(3,286,270)	$(69,895)	$(78,759)
Net Fee	$21,457,669	$18,522,200	$13,696,383
Money Market Trust B
Gross Fee	$4,362,135	$3,434,926	$2,696,136
Waivers	$(2,233,497)	$(1,687,039)	$(1,233,272)
Net Fee	$2,128,638	$1,747,887	$1,462,864
Mutual Shares Trust
Gross Fee	$4,589,429	$4,019,940	$1,351,153
Waivers	$(2,741)	$(37,119)	$(224,563)
Net Fee	$4,586,688	$3,982,821	$1,126,590
Natural Resources Trust
Gross Fee	$2,644,082	$7,518,087	$11,200,579
Waivers	$(1,256)	$(15,278)	$(29,849)
Net Fee	$2,642,826	$7,502,809	$11,170,730
New Income Trust
Gross Fee	$9,322,082	$8,077,782	$7,234,631
Waivers	$(312,568)	$(291,468)	$(272,607)
Net Fee	$9,009,514	$7,786,314	$6,962,024
Optimized All Cap Trust
Gross Fee	$7,795,455	$8,282,123	$2,815,262
Waivers	$(6,143)	$(21,093)	$(11,042)
Net Fee	$7,789,312	$8,261,030	$2,804,220
Optimized Value Trust
Gross Fee	$1,779,477	$4,549,437	$4,638,379
Waivers	$(1,277)	$(13,420)	$(19,766)
Net Fee	$1,778,200	$4,536,017	$4,618,613
Overseas Equity Trust
Gross Fee	$1,661,173	$4,653,218	$5,485,366
Waivers	$(741)	$(9,214)	$(15,166)
Net Fee	$1,660,432	$4,644,004	$5,470,200
Pacific Rim Trust
Gross Fee	$691,374	$979,207	$1,398,514
Waivers	$(477)	$(2,425)	$(4,668)

59

FUND	2009	2008	2007
Net Fee	$690,897	$976,782	$1,393,846
Real Estate Securities Trust
Gross Fee	$1,911,591	$3,516,630	$5,705,579
Waivers	$(1,547)	$(9,752)	$(21,090)
Net Fee	$1,910,044	$3,506,878	$5,684,489
Real Return Bond Trust
Gross Fee	$6,621,716	$7,269,654	$7,731,012
Waivers	$(3,630)	$(18,903)	$(77,222)
Net Fee	$6,618,086	$7,250,751	$7,653,790
Science & Technology Trust
Gross Fee	$2,690,439	$3,116,326	$4,255,773
Waivers	$(68,112)	$(81,496)	$(116,474)
Net Fee	$2,622,327	$3,034,830	$4,139,299
Short-Term Bond Trust
Gross Fee	$566,611	$1,198,062	$1,613,328
Waivers	$(446)	$(3,921)	$(7,325)
Net Fee	$566,165	$1,194,141	$1,606,003
Short Term Government Income Trust
Gross Fee	$226,489	$0	$0
Waivers	$(13,399)	$0	$0
Net Fee	$213,090	$0	$0
Small Cap Growth Trust
Gross Fee	$3,097,013	$2,776,094	$3,258,282
Waivers	$(1,652)	$(4,657)	$(8,186)
Net Fee	$3,095,361	$2,771,437	$3,250,096
Small Cap Index Trust
Gross Fee	$2,588,697	$1,635,702	$2,172,858
Waivers	$(3,179)	$(8,730)	$(11,885)
Net Fee	$2,585,518	$1,626,972	$2,160,973
Small Cap Opportunities Trust
Gross Fee	$1,294,478	$2,320,888	$4,244,974
Waivers	$(102,921)	$(4,572)	$(11,310)
Net Fee	$1,191,557	$2,316,316	$4,233,664
Small Cap Value Trust
Gross Fee	$3,943,431	$3,798,936	$4,587,497
Waivers	$(2,155)	$(6,611)	$(11,502)
Net Fee	$3,941,276	$3,792,325	$4,575,995
Small Company Growth Trust
Gross Fee	$975,259	$2,057,891	$2,060,635
Waivers	$(463)	$(3,778)	$(5,748)
Net Fee	$974,796	$2,054,113	$2,054,887
Small Company Value Trust
Gross Fee	$3,814,228	$6,127,890	$7,056,696
Waivers	$(183,385)	$(310,524)	$(364,997)
Net Fee	$3,630,843	$5,817,366	$6,691,699
Smaller Company Growth Trust
Gross Fee	$1,224,914	$195,513	$0
Waivers	$(134,900)	$(21,998)	$0
Net Fee	$1,090,014	$173,515	$0
Strategic Bond Trust
Gross Fee	$4,209,479	$4,445,490	$4,553,195
Waivers	$(2,973)	$(11,850)	$(18,266)
Net Fee	$4,206,506	$4,433,640	$4,534,929
Strategic Income Opportunities Trust
Gross Fee	$4,073,436	$3,480,999	$3,053,259
Waivers	$(2,879)	$(8,660)	$(11,980)
Net Fee	$4,070,557	$3,472,339	$3,041,279
Total Bond Market Trust A
Gross Fee	$4,332,188	$1,157,146	$614,629
Waivers	$(5,054)	$(2,960)	$(3,647)
Net Fee	$4,327,134	$1,154,186	$610,982

60

FUND	2009	2008	2007
Total Bond Market Trust B
Gross Fee	$741,548	$777,486	$769,283
Waivers	$(421,668)	$(475,672)	$(449,808)
Net Fee	$319,880	$301,814	$319,475
Total Return Trust
Gross Fee	$17,569,217	$15,560,286	$14,798,686
Waivers	$(14,681)	$(146,048)	$(56,915)
Net Fee	$17,554,536	$15,414,238	$14,741,771
Total Stock Market Index Trust
Gross Fee	$1,508,680	$1,925,889	$2,374,689
Waivers	$(1,666)	$(7,414)	$(13,263)
Net Fee	$1,507,014	$1,918,475	$2,361,426
U.S. Government Securities Trust
Gross Fee	$1,990,872	$2,161,629	$2,217,092
Waivers	$(1,464)	$(6,036)	$(9,535)
Net Fee	$1,989,408	$2,155,593	$2,207,557
U.S. High Yield Bond Trust
Gross Fee	$4,749,699	$3,620,984	$2,944,913
Waivers	$(3,373)	$(8,382)	$(10,960)
Net Fee	$4,746,326	$3,612,602	$2,933,953
U.S. Multi Sector Trust
Gross Fee	$5,809,765	$8,549,043	$11,820,756
Waivers	$(4,404)	$(22,807)	$(42,215)
Net Fee	$5,805,361	$8,526,236	$11,778,541
Utilities Trust
Gross Fee	$1,172,859	$1,854,305	$2,086,259
Waivers	$(754)	$(4,407)	$(6,901)
Net Fee	$1,172,105	$1,849,898	$2,079,358
Value Trust
Gross Fee	$1,441,282	$1,917,817	$2,689,672
Waivers	$(1,118)	$(4,976)	$(9,718)
Net Fee	$1,440,164	$1,912,841	$2,679,954
Value & Restructuring Trust
Gross Fee	$2,132,385	$3,595,711	$3,198,091
Waivers	$(1,390)	$(8,351)	$(10,635)
Net Fee	$2,130,995	$3,587,360	$3,187,456
Subadvisory Agreements
Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, including the sub-subadvisory agreement with Western Asset Management Company Limited (“WAMCL”), the sub-subadvisory agreement with MFC Global (U.S.) and the Deutsche Subadvisory Consulting Agreement, the subadviser manages the investment and reinvestment of the assets of the assigned funds (or portion thereof), subject to the supervision of the Board and the Adviser. (In the case of the WAMCL sub-subadvisory agreement and the MFC Global (U.S.) sub-subadvisory agreement, the activities of the sub-subadviser are also subject to the supervision of Western Asset Management Company in the case of the WAMCL sub-subadvisory agreement, and MFC Global (U.S.A.) in the case of the MFC Global (U.S.) sub-subadvisory agreement.)
The subadviser formulates a continuous investment program for each such fund consistent with its investment objective and policies outlined in the Prospectus. Each subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board with respect to the implementation of such programs. (In the case of the Deutsche Subadvisory Consulting Agreement for the Lifestyle and Lifecycle Trusts, Deutsche Investment Management Americas, Inc. (“DIMA”) does not purchase and sell securities but rather provides information and services to the Adviser to assist the Adviser in this process as noted below). Each subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned funds. Prior to January 1, 2010, DIMA had provided these services to MFC Global (U.S.A.).
Subadvisory Fees. As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each fund. In respect of the sub-subadvisory agreements and the subadvisory consulting agreement, the fees are paid by the subadviser to the entity providing the subadvisory or consulting services as described below.

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DIMA Subadvisory Consulting Agreement for the Lifestyle and Lifecycle Trusts. The Prospectus refers to a subadvisory consulting agreement between the Adviser and DIMA for the provision of subadvisory consulting services to the Adviser in regards to the Lifestyle and Lifecycle Trusts. The Lifestyle and Lifecycle Trusts do not incur any expenses in connection with DIMA’s services other than the advisory fee.
The information and services DIMA provides to the Adviser pursuant to the Subadvisory Consulting Agreement for these funds are as follows:
DIMA will provide the Adviser the following information and services, as may be requested by the Adviser from time to time:
•	calculate the probability that the subadvisers to the non-Lifestyle Trusts outperform their performance benchmarks;

•	perform statistical performance analysis of historical manager returns for managers that the Adviser would like to include in its potential line up on a quarterly basis;

•	using DIMA’s proprietary optimization technology, DIMA will seek to optimize the Lifestyle Trusts’ investments consistent with the performance objective specified by the subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each fund, and any constraints that the Adviser may specify on allocations to non-funds) on a quarterly basis; and

•	consult with the Adviser to explain proposed allocations on a quarterly basis and review past performance of the Lifestyle and Lifecycle Trusts provided that DIMA is given information on the performance of these funds and the actual allocations implemented.
WAMCL Sub-Subadvisory Agreement. The Prospectus refers to a sub-subadvisory agreement between Western Asset Management Company and WAMCL, which is subject to certain conditions as set forth in the Prospectus. Under that agreement WAMCL provides certain investment advisory services to Western Asset Management Company relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of Strategic Bond Trust and High Yield Trust. Western Asset Management Company pays WAMCL, as full compensation for all services provided under the sub-subadvisory agreement, a portion of its subadvisory fee. JHT does not incur any expenses in connection with WAMCL’s services other than the advisory fee.
Franklin Mutual Expense Provision. Franklin Mutual Advisers, LLC (“Franklin Mutual”) may incur certain Expenses (as defined below) on behalf of the Mutual Shares Trust for which the Mutual Shares Trust and not Franklin Mutual will be responsible. In pursuing certain alternative investments, such as those in distressed debt and bankruptcy claims, private transactions and restructuring deals, Franklin Mutual will incur research, due diligence and other expenses. Franklin Mutual will bear all such expenses incurred prior to making an investment decision and Mutual Shares Trust will bear the Expenses incurred after an investment decision is made. “Expenses” shall mean:
(i) certain post investment decision, pre-acquisition due diligence expenses as part of the cost of acquisition of certain investment opportunities for the Mutual Shares Trust; and
(ii) certain post investment expenditures to protect or enhance an investment or to pursue other claims or legal action on behalf of the Mutual Shares Trust.
Franklin Mutual may incur similar expenses for other funds that it manages. Mutual Shares Trust shall be obligated to pay only its proportionate share of the Expenses with respect to the particular investment.
Dimensional Fund Advisors
In the case of Disciplined Diversification Trust, the Adviser has entered into an agreement with Dimensional Fund Advisers (“DFA”) in which DFA agrees that it will not for a period of five years serve as investment adviser (including subadviser) or distributor to another mutual fund that is sold to commission-based, broker-sold variable annuity products and that is managed in a style similar to the Disciplined Diversification Trust. (This provision does not apply to DFA’s Financial Advisor business and only applies to funds sold in John Hancock variable insurance product distribution channels.) In the event that DFA should advise such a fund, the agreement would entitle the Adviser to $1 million in liquidated damages during the first three years following commencement of fund operations and $500,000 for the following two years due to the fact that the Adviser and the distributor to the Disciplined Diversification Trust will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, DFA is not required to pay the Adviser such liquidated damages if the Disciplined Diversification Trust does not reach certain asset levels

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(which range from $150 million on the first anniversary of the fund’s commencement to $450 million on the fourth anniversary of the fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if DFA is terminated as subadviser to the Disciplined Diversification Trust, then DFA is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate DFA as subadviser to the Disciplined Diversification Trust for a five year period.
DFA has also agreed that if DFA or one of its affiliates advises, underwrites or distributes any commission-paid, broker-sold, open-end U.S. registered investment company offering Class A, B or C shares or any closed-end U.S. registered investment company that is classified in the Morningstar Moderate Allocation category, and that has an investment objective and policies substantially similar to those of the Disciplined Diversification Trust, then the Adviser will be offered a similar opportunity to reach terms with DFA to manage and distribute a similar fund. (This provision does not apply to activities and services through DFA Financial Advisors business and in particular funds DFA advises for American International Group, Inc., Genworth Financial and AEGON, and their respective subsidiaries.)
Rainier Investment Management Inc.
Rainier Investment Management Inc. (“Rainier”) is also the subadviser to the JHF III John Hancock Rainier Growth Fund (the “JHF III Rainier Fund”). In connection with the management of this fund, the Adviser and Rainier have entered into an overall business arrangement under which Rainier has agreed not to offer investment management services to certain competitors of the Adviser for the investment strategies it manages for the Adviser for a period of up to three years. As part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier specified amounts if total assets of John Hancock investment products subadvised by Rainier do not equal or exceed certain thresholds for a period of up to three years. Such amounts may total up to $7.5 million per year for each of the three years. As a further part of this arrangement, the Adviser has agreed that under certain circumstances it (and not the JHF III Rainier Fund) will pay to Rainier a specified amount if the Rainier subadvisory agreement for the JHF III Rainier Fund is terminated within a three-year period. Such amount may total up to $22.5 million. The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to the JHF III Rainier Fund and its shareholders, it will not support or recommend to the board of trustees of JHF III any termination of the Rainier subadvisory agreement with respect to the JHF III Rainier Fund for a three-year period. Neither JHF III nor the JHF III Rainier Fund is a party to any of these arrangements, and they are not binding upon the JHF III Rainier Fund or the JHF III board of trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of the JHF III Rainier subadvisory agreements for as long as these arrangements remain in effect.
Western Asset Management Company
Western Asset Management Company (“WAMCO”) is also the subadviser to the JHF II Floating Rate Income Fund, a series of JHF II (the “JHF II Floating Rate Income Fund”). In connection with the management of the JHF II Floating Rate Income Fund, the Adviser has entered into an agreement with WAMCO in which WAMCO agrees that it will not serve as investment adviser (including subadviser) to another investment company that is sold to retail investors and is managed in a style similar to the JHF II Floating Rate Income Fund for a period of five years and the Adviser agrees that it will develop a program for the marketing of the fund. In the event WAMCO should advise such an investment company, the agreement would entitle the Adviser to $2 million in liquidated damages due to the fact that the Adviser and the distributor to the JHF II Floating Rate Income Fund will make unreimbursed expenditures in the organization and ongoing promotion of the fund. However, WAMCO is not required to pay the Adviser such liquidated damages if the JHF II Floating Rate Income Fund does not reach certain asset levels (which range from $500 million on the first anniversary of the fund’s commencement to $2 billion on the fourth anniversary of the fund’s commencement) assuming certain performance requirements are met. The agreement also provides that if WAMCO is terminated as subadviser to the JHF II Floating Rate Income Fund, then WAMCO is released from any obligation to pay the Adviser such liquidated damages. Therefore, the Adviser has a financial interest in not having the Board terminate WAMCO as subadviser to the JHF II Floating Rate Income Fund for a five year period.
Affiliated Subadvisers – Potential Conflicts of Interest.
The Adviser and the following subadvisers are controlled by MFC and are affiliated: MFC Global (U.S.A.), Declaration Management & Research LLC and MFC Global (U.S.) (collectively, “Affiliated Subadvisers”).
Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the Affiliated Subadviser. Consequently, MFC may be viewed as benefiting financially from: (i) the appointment of or continued service of Affiliated Subadvisers to manage the funds; and (ii) the allocation of the assets of JHT’s funds of funds (the “Funds of Funds”) to other funds (“Underlying Funds”) having Affiliated Subadvisers.

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In addition, MFC and its John Hancock insurance company subsidiaries may benefit from investment decisions made by Affiliated Subadvisers, including allocation decisions with respect to Fund-of-Funds assets. For example, Affiliated Subadvisers, by selecting more conservative investments, or by making more conservative allocations of Fund-of-Funds assets by increasing the percentage allocation to Underlying Funds which invest primarily in fixed-income securities or otherwise, may reduce the regulatory capital requirements which the John Hancock insurance company subsidiaries of MFC must satisfy in order to support their guarantees under variable annuity and insurance contracts which they issue. In all cases, however, the Adviser in recommending to the Board the appointment or continued service of Affiliated Subadvisers and the Affiliated Subadvisers in selecting investments and allocating Fund-of-Funds assets have a fiduciary duty to act in the best interests of the funds and their shareholders. Moreover, JHT’s “manager of managers” exemptive order from the SEC provides that JHT obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.
Additional Information Applicable to Subadvisory Agreements
Term of Each Subadvisory Agreement. Each Subadvisory Agreement will initially continue in effect as to a fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of that fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.
Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of: (a) any other fund affected by the Agreement; or (b) all of the funds of JHT.
Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadviser, or other definitive action.
Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreements, and also to the relevant fund. The following parties may terminate the agreements:
•	the Board;

•	with respect to any fund, a majority of the outstanding voting securities of such fund;

•	the Adviser; and

•	the respective subadviser.
The Subadvisory Agreements will automatically terminate in the event of their assignment.
Under certain circumstances, the termination of the subadvisory agreement with GMO with respect to certain funds within five years of its effective date may result in the payment to GMO by the Adviser (and not by the funds) of a termination fee. See “Subadvisory Agreements — Business Arrangement Between the Adviser and GMO” above.
Amendments to the Agreements. The subadvisory agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant fund (except as noted below) and by the vote of a majority of the Independent Trustees of the applicable fund, the Adviser or the subadviser.
The required shareholder approval of any amendment shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of: (a) any other fund affected by the amendment; or (b) all the funds of JHT.
As noted under “Subadvisory Arrangements and Management Biographies” in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

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OTHER SERVICES
Proxy Voting Policies
The funds’ proxy voting policies and procedures delegate to the subadviser of each fund the responsibility to vote all proxies relating to securities held by that fund in accordance with the subadviser’s proxy voting policies and procedures. A subadviser has a duty to vote such proxies in the best interests of the Fund and its shareholders. Complete descriptions of JHT’s Procedures and the proxy voting procedures of each of the fund subadvisers are set forth in Appendix IV to this SAI.
It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event a subadviser becomes aware of a material conflict of interest, JHT’s Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers’ proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a)	voting pursuant to the recommendation of a third party voting service;

(b)	voting pursuant to pre-determined voting guidelines; or

(c)	referring voting to a special compliance or oversight committee.
The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix IV. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.
Although subadvisers have a duty to vote all proxies on behalf of the funds they subadvise, it is possible that a subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the fund to vote the proxies.
Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge: (1) upon request, by calling (800) 344-1029 (attention: Secretary); and (2) on the SEC’s website at http://www.sec.gov.
DISTRIBUTOR; RULE 12B-1 PLANS
John Hancock Distributors, LLC (the “Distributor”), located at 601 Congress Street, Boston, Massachusetts 02210, is the principal underwriter of JHT and distributes shares of JHT on a continuous basis. Other than the Rule 12b-1 payments and service fees described below, the Distributor does not receive compensation from JHT.
The Board has approved Plans (the “Plans”) under Rule 12b-1 under the 1940 Act (“Rule 12b-1”) for Series I shares, Series II shares and, in the case of certain funds, Series III shares. The purpose of each Plan is to encourage the growth and retention of assets of each fund subject to a Plan.
Series I and Series II shares of each fund and Series III shares of certain funds are subject to Rule 12b-1 fees, as described in the Prospectus.
A portion of the Rule 12b-1 fee may constitute a “service fee” as defined in Rule 2830(d)(5) of the NASD Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”).
Service fees are paid to the Distributor, which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties that have agreed to provide with respect to the shares of JHT the kinds of services encompassed by the term “personal service and/or the maintenance of shareholder accounts” as defined in FINRA Conduct Rule 2830(d)(5).

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Each Rule 12b-1 Plan is a compensation plan rather than a reimbursement plan and compensates the Distributor regardless of its expenses. Rule 12b-1 fees are paid to the Distributor.
To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:
•	for any expenses relating to the distribution of the shares of the class,

•	for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

•	for the payment of “service fees” that come within FINRA Conduct Rule 2830(d)(5).
Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Adviser and Distributor. However, payments may be made to non-affiliated insurance companies in the future.
The Plans authorize any payments in addition to fees described above made by a fund to the Distributor or any of its affiliates, including the payment of any management or advisory fees, which may be deemed to be an indirect financing of distribution costs.
The Plans may not be amended to increase materially the amount to be spent by a fund without such shareholder approval as is required by Rule 12b-1. All material amendments of a Plan must be approved in the manner described in the rule. Each Plan shall continue in effect: (i) with respect to a fund only so long as the Plan is specifically approved for that fund least annually as provided in the Rule 12b-1; and (ii) only while (a) a majority of the Trustees are not interested persons (as defined in the 1940 Act) of JHT, (b) incumbent Independent Trustees select and nominate any new Independent Trustees of JHT and (c) any person who acts as legal counsel for the Independent Trustees is an independent legal counsel. Each Plan may be terminated with respect to any fund at any time as provided in Rule 12b-1.
During the fiscal year ended December 31, 2009, the following amounts were paid pursuant to the Plans:
Series I Shares

		DISTRIBUTION
		PAYMENT
		TO THE
FUND	SERVICE FEE PAYMENTS	DISTRIBUTOR
500 Index Trust	$427,533	$0
500 Index Trust B	$0	$0
Active Bond Trust	$39,665	$0
All Cap Core Trust	$40,398	$0
All Cap Growth Trust	$43,789	$0
All Cap Value Trust	$16,986	$0
Alpha Opportunities Trust	$15	$0
American Fundamental Holdings Trust	$299	$418
American Global Diversification Trust	$3,123	$4,372
Balanced Trust	$22	$0
Blue Chip Growth Trust	$148,830	$0
Bond Trust	$0	$0
Capital Appreciation Trust	$60,355	$0
Capital Appreciation Value	$233	$0
Core Allocation Trust	$522	$0
Core Allocation Plus Trust	$10,656	$0
Core Balanced Strategy Trust	$0	$0
Core Balanced Trust	$703	$0
Core Bond Trust	$1,071	$0
Core Disciplined Diversification Trust	$0	$0
Core Diversified Growth & Income Trust	$572	$799

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Series I Shares

		DISTRIBUTION
		PAYMENT
		TO THE
FUND	SERVICE FEE PAYMENTS	DISTRIBUTOR
Core Fundamental Holdings Trust	$0	$0
Core Global Diversification Trust	$0	$0
Core Strategy Trust	$75	$0
Disciplined Diversification Trust	$340	$0
Emerging Markets Value Trust	$2,598	$0
Equity-Income Trust	$161,288	$0
Financial Services Trust	$18,896	$0
Floating Rate Income Trust	$0	$0
Franklin Templeton Founding Allocation Trust	$14,479	$0
Fundamental Value Trust	$200,160	$0
Global Bond Trust	$45,890	$0
Global Trust	$75,289	$0
Growth Equity Trust	$0	$0
Health Sciences Trust	$41,982	$0
Heritage Trust	$0	$0
High Income Trust	$0	$0
High Yield Trust	$37,706	$0
Income Trust	$0	$0
International Core Trust	$29,984	$0
International Equity Index Trust A	$91,334	$0
International Index Trust	$0	$0
International Opportunities Trust	$2,071	$0
International Small Company Trust	$4,362	$0
International Value Trust	$79,755	$0
Investment Quality Bond Trust	$82,291	$0
Large Cap Trust	$70,470	$0
Large Cap Value Trust	$15,414	$0
Lifecycle 2010 Trust	$0	$0
Lifecycle 2015 Trust	$0	$0
Lifecycle 2020 Trust	$0	$0
Lifecycle 2025 Trust	$0	$0
Lifecycle 2030 Trust	$0	$0
Lifecycle 2035 Trust	$0	$0
Lifecycle 2040 Trust	$0	$0
Lifecycle 2045 Trust	$0	$0
Lifecycle 2050 Trust	$0	$0
Lifestyle Aggressive Trust	$53,588	$0
Lifestyle Balanced Trust	$319,809	$0
Lifestyle Conservative Trust	$99,410	$0
Lifestyle Growth Trust	$281,052	$0
Lifestyle Moderate Trust	$119,899	$0
Mid Cap Index Trust	$133,435	$0
Mid Cap Stock Trust	$89,758	$0
Mid Cap Value Equity Trust	$0	$0
Mid Value Trust	$80,201	$0
Money Market Trust	$1,877,876	$0
Mutual Shares Trust	$35,701	$0
Natural Resources Trust	$7,454	$0
New Income Trust	$0	$0
Optimized All Cap Trust	$61,827	$0
Optimized Value Trust	$258	$0
Overseas Equity Trust	$0	$0
Pacific Rim Trust	$29,147	$0
Real Estate Securities Trust	$38,388	$0

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Series I Shares

		DISTRIBUTION
		PAYMENT
		TO THE
FUND	SERVICE FEE PAYMENTS	DISTRIBUTOR
Real Return Bond Trust	$3,881	$0
Science & Technology Trust	$103,741	$0
Short-Term Bond Trust	$0	$0
Short Term Government Income Trust	$0	$0
Small Cap Growth Trust	$19,246	$0
Small Cap Index Trust	$71,222	$0
Small Cap Opportunities Trust	$16,265	$0
Small Cap Value Trust	$53,789	$0
Small Company Growth Trust	$0	$0
Small Company Value Trust	$49,649	$0
Smaller Company Growth Trust	$6,093	$0
Strategic Bond Trust	$43,953	$0
Strategic Income Opportunities Trust	$9,722	$0
Total Bond Market Trust A	$24,911	$0
Total Return Trust	$168,239	$0
Total Stock Market Index Trust	$99,648	$0
U.S. Government Securities Trust	$66,467	$0
U.S. High Yield Bond Trust	$1,681	$0
U.S. Multi Sector Trust	$0	$0
Utilities Trust	$48,555	$0
Value Trust	$77,407	$0
Value & Restructuring Trust	$0	$0
Series II Shares

		DISTRIBUTION
		PAYMENT
		TO THE
FUND	SERVICE FEE PAYMENTS	DISTRIBUTOR
500 Index Trust	$123,879	$0
Active Bond Trust	$820,703	$0
All Cap Core Trust	$21,118	$0
All Cap Growth Trust	$30,528	$0
All Cap Value Trust	$74,787	$0
Alpha Opportunities Trust	$0	$0
American Fundamental Holdings Trust	$2,250,585	$4,501,172
American Global Diversification Trust	$1,798,675	$3,597,347
Balanced Trust	$0	$0
Blue Chip Growth Trust	$283,283	$0
Bond Trust	$0	$0
Capital Appreciation Trust	$150,098	$0
Capital Appreciation Value	$670,669	$0
Core Allocation Trust	$26,378	$0
Core Allocation Plus Trust	$308,474	$0
Core Balanced Strategy Trust	$0	$0
Core Balanced Trust	$42,050	$0
Core Bond Trust	$32,258	$0
Core Disciplined Diversification Trust	$51,047	$0
Core Diversified Growth & Income Trust	$1,395	$2,787
Core Fundamental Holdings Trust	$87,185	$104,623
Core Global Diversification Trust	$91,487	$109,784
Core Strategy Trust	$1,168,116	$0
Disciplined Diversification Trust	$509,162	$0
Emerging Markets Value Trust	$0	$0

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Series II Shares

		DISTRIBUTION
		PAYMENT
		TO THE
FUND	SERVICE FEE PAYMENTS	DISTRIBUTOR
Equity-Income Trust	$370,004	$0
Financial Services Trust	$70,153	$0
Floating Rate Income Trust	$0	$0
Franklin Templeton Founding Allocation Trust	$2,981,150	$0
Fundamental Value Trust	$750,822	$0
Global Bond Trust	$430,174	$0
Global Trust	$77,892	$0
Growth Equity Trust	$0	$0
Health Sciences Trust	$121,844	$0
Heritage Trust	$0	$0
High Income Trust	$21,347	$0
High Yield Trust	$186,693	$0
Income Trust	$0	$0
International Core Trust	$63,080	$0
International Equity Index Trust A	$41,618	$0
International Index Trust	$0	$0
International Opportunities Trust	$82,278	$0
International Small Company Trust	$11,974	$0
International Value Trust	$304,735	$0
Investment Quality Bond Trust	$306,356	$0
Large Cap Trust	$22,334	$0
Large Cap Value Trust	$55,154	$0
Lifecycle 2010 Trust	$0	$0
Lifecycle 2015 Trust	$0	$0
Lifecycle 2020 Trust	$0	$0
Lifecycle 2025 Trust	$0	$0
Lifecycle 2030 Trust	$0	$0
Lifecycle 2035 Trust	$0	$0
Lifecycle 2040 Trust	$0	$0
Lifecycle 2045 Trust	$0	$0
Lifecycle 2050 Trust	$0	$0
Lifestyle Aggressive Trust	$447,348	$0
Lifestyle Balanced Trust	$20,643,303	$0
Lifestyle Conservative Trust	$4,573,037	$0
Lifestyle Growth Trust	$25,431,639	$0
Lifestyle Moderate Trust	$5,946,661	$0
Mid Cap Index Trust	$177,888	$0
Mid Cap Stock Trust	$268,016	$0
Mid Cap Value Equity Trust	$0	$0
Mid Value Trust	$166,044	$0
Money Market Trust	$3,692,501	$0
Mutual Shares Trust	$0	$0
Natural Resources Trust	$372,511	$0
New Income Trust	$0	$0
Optimized All Cap Trust	$155,921	$0
Optimized Value Trust	$31,929	$0
Overseas Equity Trust	$8,309	$0
Pacific Rim Trust	$50,017	$0
Real Estate Securities Trust	$141,830	$0
Real Return Bond Trust	$229,554	$0
Science & Technology Trust	$107,578	$0
Short-Term Bond Trust	$0	$0
Short Term Government Income Trust	$0	$0

69

Series II Shares

		DISTRIBUTION
		PAYMENT
		TO THE
FUND	SERVICE FEE PAYMENTS	DISTRIBUTOR
Small Cap Growth Trust	$69,028	$0
Small Cap Index Trust	$144,917	$0
Small Cap Opportunities Trust	$68,401	$0
Small Cap Value Trust	$92,516	$0
Small Company Growth Trust	$0	$0
Small Company Value Trust	$199,419	$0
Smaller Company Growth Trust	$7,803	$0
Strategic Bond Trust	$169,830	$0
Strategic Income Opportunities Trust	$29,639	$0
Total Bond Market Trust A	$2,894	$0
Total Return Trust	$765,838	$0
Total Stock Market Index Trust	$107,951	$0
U.S. Government Securities Trust	$240,419	$0
U.S. High Yield Bond Trust	$14,157	$0
U.S. Multi Sector Trust	$0	$0
Utilities Trust	$74,252	$0
Value Trust	$69,977	$0
Value & Restructuring Trust	$0	$0
Series III Shares

		DISTRIBUTION
		PAYMENT
		TO THE
FUND	SERVICE FEE PAYMENTS	DISTRIBUTOR
American Fundamental Holdings Trust	$95,969	$0
American Global Diversification Trust	$184	$0
Core Diversified Growth & Income Trust	$200	$0
Core Fundamental Holdings Trust	$4,728	$0
Core Global Diversification Trust	$2,527	$0
PORTFOLIO BROKERAGE
Pursuant to the subadvisory agreements, the subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the funds. The subadvisers have no formula for the distribution of fund brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed-income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:
•	price, dealer spread or commission, if any;

•	the reliability, integrity and financial condition of the broker-dealer;

•	size of the transaction;

70

•	difficulty of execution;

•	brokerage and research services provided; and

•	confidentiality and anonymity.
Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser’s overall responsibilities with respect to a fund and any other accounts managed by the subadviser, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.
- Regular Broker-Dealers. The table below presents information regarding the securities of the Funds’ regular broker-dealers* (or the parent of the regular broker-dealers) that were held by the Funds as of the fiscal year ended December 31, 2009.

	Bank of America
	Corporation	Barclays Bank PLC	BNP Paribas	Citigroup, Inc.
500 Index Trust	$80,772,292	$0	$0	$34,838,051
500 Index Trust B	$12,033,377	$0	$0	$5,190,140
Active Bond Trust	$69,130,278	$816,048	$0	$33,262,072
All Cap Core Trust	$3,077,586	$0	$0	$1,940,653
All Cap Growth Trust	$0	$399,848	$0	$0
All Cap Value Trust	$1,950,290	$0	$0	$0
Alpha Opportunities Trust	$7,400,576	$0	$0	$0
Balanced Trust	$265,827	$87,461	$60,448	$54,182
Blue Chip Growth Trust	$8,378,862	$3,599,100	$0	$0
Bond Trust	$3,458,452	$0	$0	$3,941,237
Capital Appreciation Trust	$9,549,546	$0	$0	$0
Capital Appreciation Value	$6,263,831	$0	$0	$0
Core Allocation Plus	$2,029,177	$212,800	$0	$640,119
Core Bond Trust	$10,882,036	$2,421,694	$0	$12,635,686
Disciplined Divers Trust	$1,222,872	$413,880	$307,132	$175,566
Emerg Markets Value Fund	$0	$0	$0	$0
Equity Income Trust	$42,191,991	$0	$0	$0
Financial Services Trust	$293,655	$0	$0	$0
Floating Rate Income Trust	$12,100,000	$0	$0	$0
Fundamental Value Trust	$0	$0	$0	$0
Global Bond Trust	$17,490,767	$4,532,583	$4,144,080	$31,792,297
Global Trust	$0	$0	$0	$0
Growth Equity	$0	$10,033,362	$0	$0
Heritage Trust	$0	$0	$0	$0
High Income Trust	$1,918,857	$0	$0	$0
High Yield Trust	$15,018,677	$1,219,725	$0	$7,095,120
Income & Value Trust	$0	$0	$0	$0
Income Trust	$10,726,650	$661,002	$0	$4,952,325
International Core Trust	$0	$10,366,099	$10,433,090	$0
International Index Trust	$0	$8,983,116	$13,349,737	$0
International Value Trust	$0	$0	$0	$0
International Equity Trust A	$0	$769,609	$1,185,204	$0
International Opportunities Trust	$0	$0	$5,613,125	$0
International Equity Index Trust B	$0	$1,032,022	$1,710,374	$0
Investment Quality Bond Trust	$6,895,506	$32,200	$0	$3,999,808
Large Cap Trust	$2,222,856	$0	$0	$0
Large Cap Value Trust	$1,054,200	$0	$0	$0
Mid Cap Value Equity Trust	$0	$0	$1,599,997	$0

71

	Bank of America
	Corporation	Barclays Bank PLC	BNP Paribas	Citigroup, Inc.
Money Market Trust	$36,591,510	$100,000,000	$75,002,165	$205,768,704
Money Market Trust B	$6,187,708	$25,000,000	$15,000,433	$43,885,439
Mutual Shares Trust	$6,875,021	$5,192,266	$0	$0
Optimized All Cap Trust	$0	$0	$0	$4,362,319
Optimized Value Trust	$1,219,529	$0	$0	$2,519,347
Overseas Equity Trust	$0	$1,263,835	$1,254,095	$0
Real Return Bond Trust	$6,250,855	$1,624,612	$0	$3,291,485
Science & Technology Trust	$0	$0	$0	$0
Short Term Bond Trust	$4,235,307	$195,000	$0	$2,989,175
Small Cap Opportunities Trust	$0	$0	$0	$0
New Income Turst	$11,076,370	$964,468	$0	$18,635,048
Strategic Bond Trust	$7,928,804	$986,969	$0	$11,688,343
Strategic Income Opportunities Trust	$474,660	$439,578	$0	$1,192,606
Total Bond Market Trust A	$11,859,488	$836,448	$0	$7,647,115
Total Bond Market Trust B	$1,761,383	$113,551	$0	$1,655,371
Total Return Trust	$53,109,501	$41,991,882	$0	$68,859,737
Total Stock Market Index Trust	$3,461,180	$313,934	$0	$2,012,804
U.S Government Securities Trust	$2,526,687	$536,278	$0	$0
U.S High Yield Bond Trust	$0	$663,000	$0	$6,301,835
U.S Multi Sector Trust	$1,637,022	$608,364	$0	$0
Value & Restructuring Trust	$0	$0	$0	$655,255

	Credit Suisse Group		JP Morgan Chase &	Morgan Stanley &
Fund Name	AG	Deutsche Bank AG	Co.	Co., Inc.
500 Index Trust	$0	$0	$88,630,757	$21,719,148
500 Index Trust B	$0	$0	$13,204,140	$3,235,694
Active Bond Trust	$22,889,982	$0	$75,520,180	$32,457,442
All Cap Core Trust	$0	$0	$3,638,374	$0
All Cap Growth Trust	$0	$0	$954,326	$0
All Cap Value Trust	$0	$0	$1,658,466	$837,680
Alpha Opportunities Trust	$0	$583,711	$3,162,878	$0
Balanced Trust	$91,584	$52,876	$522,806	$177,257
Blue Chip Growth Trust	$1,709,015	$0	$28,231,425	$12,547,440
Bond Trust	$4,417,889	$0	$8,514,966	$11,584,282
Capital Appreciation Trust	$0	$0	$9,671,607	$967,920
Capital Appreciation Value	$0	$0	$5,400,432	$0
Core Allocation Plus	$609,414	$0	$3,999,684	$1,864,678
Core Bond Trust	$18,431,433	$0	$49,925,181	$39,052,813
Disciplined Divers Trust	$226,136	$276,549	$2,157,631	$327,406
Emerg Markets Value Fund	$0	$0	$12,308	$0
Equity Income Trust	$0	$0	$65,737,550	$0
Financial Services Trust	$0	$0	$985,412	$0
Floating Rate Income Trust	$0	$0	$0	$0
Fundamental Value Trust	$0	$0	$46,124,856	$0
Global Bond Trust	$256,542	$0	$32,545,795	$5,255,223
Global Trust	$0	$0	$1,486,369	$0
Growth Equity	$0	$0	$7,347,671	$0
Heritage Trust	$0	$0	$0	$1,189,920
High Income Trust	$0	$0	$0	$0
High Yield Trust	$0	$0	$21,707,173	$0

72

	Credit Suisse Group		JP Morgan Chase &	Morgan Stanley &
Fund Name	AG	Deutsche Bank AG	Co.	Co., Inc.
Income & Value Trust	$0	$0	$0	$0
Income Trust	$1,429,050	$1,609,344	$11,277,900	$0
International Core Trust	$5,683,975	$4,182,516	$0	$0
International Index Trust	$9,903,173	$7,525,090	$0	$0
International Value Trust	$0	$0	$0	$0
International Equity Trust A	$905,876	$656,758	$0	$0
International Opportunities Trust	$18,527,392	$0	$0	$0
International Equity Index Trust B	$1,292,547	$931,641	$0	$0
Investment Quality Bond Trust	$2,141,307	$0	$12,746,814	$7,806,942
Large Cap Trust	$0	$0	$4,633,704	$1,944,335
Large Cap Value Trust	$0	$0	$3,500,280	$0
Mid Cap Value Equity Trust	$0	$0	$0	$0
Money Market Trust	$0	$0	$64,147,409	$141,148,143
Money Market Trust B	$0	$0	$11,025,336	$14,474,602
Mutual Shares Trust	$0	$3,072,283	$0	$3,373,216
Optimized All Cap Trust	$0	$17,707,078	$0	$0
Optimized Value Trust	$1,719,322	$0	$7,344,296	$0
Overseas Equity Trust	$0	$725,972	$0	$0
Real Return Bond Trust	$0	$0	$12,841,761	$2,536,884
Science & Technology Trust	$0	$0	$823,938	$0
Short Term Bond Trust	$1,959,969	$0	$6,856,176	$1,972,911
Small Cap Opportunities Trust	$0	$0	$13,865	$0
New Income Turst	$10,002,553	$0	$34,971,581	$33,695,137
Strategic Bond Trust	$2,494,907	$0	$14,551,712	$7,181,411
Strategic Income Opportunities Trust	$0	$0	$1,506,789	$4,724,917
Total Bond Market Trust A	$3,424,217	$2,089,718	$16,311,269	$16,810,971
Total Bond Market Trust B	$426,828	$355,850	$4,509,505	$1,113,880
Total Return Trust	$8,663,186	$7,304,487	$137,992,663	$9,651,927
Total Stock Market Index Trust	$0	$0	$4,357,640	$1,068,678
U.S Government Securities Trust	$0	$0	$824,928	$544,258
U.S High Yield Bond Trust	$0	$0	$0	$0
U.S Multi Sector Trust	$0	$0	$462,537	$1,426,720
Value & Restructuring Trust	$0	$0	$4,977,482	$4,485,880

	The Bank of New
Fund Name	York Mellon	The Goldman Sachs Group, Inc.	UBS AG
500 Index Trust	$18,180,248	$46,849,048	$0
500 Index Trust B	$2,708,475	$6,979,508	$0
Active Bond Trust	$0	$19,436,533	$1,890,953
All Cap Core Trust	$0	$0	$0
All Cap Growth Trust	$0	$1,106,071	$0
All Cap Value Trust	$0	$0	$0
Alpha Opportunities Trust	$0	$7,987,820	$9,832,809
Balanced Trust	$100,003	$237,345	$0
Blue Chip Growth Trust	$874,370	$40,466,896	$0
Bond Trust	$0	$11,174,316	$0
Capital Appreciation Trust	$0	$25,172,356	$0
Capital Appreciation Value	$0	$0	$0
Core Allocation Plus	$401,585	$2,456,398	$559,174
Core Bond Trust	$0	$11,392,653	$0
Disciplined Divers Trust	$356,618	$709,128	$330,051

73

	The Bank of New
Fund Name	York Mellon	The Goldman Sachs Group, Inc.	UBS AG
Emerg Markets Value Fund	$0	$0	$0
Equity Income Trust	$21,920,089	$0	$0
Financial Services Trust	$4,869,577	$3,996,443	$0
Floating Rate Income Trust	$0	$0	$0
Fundamental Value Trust	$37,021,148	$10,670,688	$0
Global Bond Trust	$0	$5,986,714	$1,233,230
Global Trust	$1,014,472	$0	$2,304,288
Growth Equity	$0	$8,467,326	$0
Heritage Trust	$0	$0	$0
High Income Trust	$0	$0	$0
High Yield Trust	$0	$0	$5,768,578
Income & Value Trust	$0	$0	$0
Income Trust	$0	$5,701,561	$0
International Core Trust	$0	$0	$0
International Index Trust	$0	$0	$9,765,802
International Value Trust	$0	$0	$4,993,392
International Equity Trust A	$0	$0	$800,679
International Opportunities Trust	$0	$0	$0
International Equity Index Trust B	$0	$0	$1,191,563
Investment Quality Bond Trust	$0	$5,932,003	$0
Large Cap Trust	$2,194,974	$0	$0
Large Cap Value Trust	$0	$8,779,680	$0
Mid Cap Value Equity Trust	$0	$0	$0
Money Market Trust	$0	$34,998,931	$119,985,281
Money Market Trust B	$0	$0	$0
Mutual Shares Trust	$0	$0	$2,745,759
Optimized All Cap Trust	$0	$32,992,011	$0
Optimized Value Trust	$3,181,140	$7,489,911	$0
Overseas Equity Trust	$0	$0	$500,276
Real Return Bond Trust	$0	$1,933,976	$0
Science & Technology Trust	$0	$0	$0
Short Term Bond Trust	$0	$2,447,719	$0
Small Cap Opportunities Trust	$0	$0	$0
New Income Turst	$293,685	$17,793,939	$0
Strategic Bond Trust	$0	$3,021,562	$0
Strategic Income Opportunities Trust	$0	$0	$0
Total Bond Market Trust A	$853,356	$6,477,874	$809,318
Total Bond Market Trust B	$163,683	$1,000,069	$188,332
Total Return Trust	$0	$22,813,027	$9,340,723
Total Stock Market Index Trust	$894,984	$2,292,003	$0
U.S Government Securities Trust	$0	$0	$0
U.S High Yield Bond Trust	$0	$0	$0
U.S Multi Sector Trust	$0	$7,743,002	$0
Value & Restructuring Trust	$0	$5,862,969	$0
Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers may give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the

74

brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
Subadvisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed-income securities or other assets for a fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the funds), although not all of these services are necessarily useful and of value in managing the funds. The management fee paid by a fund is not reduced because a subadviser and its affiliates receive such services.
As noted above, a subadviser may purchase new issues of securities for a fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Exchange Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
•	the value of securities;

•	the advisability of purchasing or selling securities;

•	the availability of securities or purchasers or sellers of securities; and

•	analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and (e) fund strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.
To the extent research services are used by a subadviser, such services would tend to reduce such party’s expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for the funds, which may not be used in connection with a fund, will also be available for the benefit of other funds and accounts managed by the subadvisers.
Commission Recapture Program. The Board has adopted a commission recapture program. Under the program, a percentage of commissions generated by a fund’s portfolio transactions is rebated to that fund by the broker-dealers and credited to short-term security gain/loss.
Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the funds. Although investment determinations for the funds will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the funds by the subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the funds and one or

75

more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the fund believes that their participation in such transactions on balance will produce better overall results for the fund.
Affiliated Underwriting Transactions by the Subadvisers. JHT has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the subadviser participates. These procedures prohibit a fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase.
Brokerage Commission Paid. For the years ended December 31, 2009, 2008 and 2007, JHT paid brokerage commissions in connection with portfolio transactions of 31,868,501, $38,931,500 and $41,450,836, respectively, allocated among the Funds as follows:

	Total Commissions	Total Commissions	Total Commissions
	Paid	Paid	Paid
	for Fiscal Year	for Fiscal Year	for Fiscal Year
	Ended	Ended	Ended
Fund	31-Dec-09	31-Dec-08	31-Dec-07
500 Index Trust	$63,770	$1,085,488	$72,026
500 Index Trust B	$45,152	$37,506	$18,968
Active Bond Trust	$9,807	$2,344	N/A
All Cap Core Trust	$467,226	$1,018,237	$928,552
All Cap Growth Trust	$195,521	$604,475	$595,219
All Cap Value Trust	$96,329	$98,177	$263,076
Alpha Opportunities Trust	$2,310,739	$402,315	N/A
American Asset Allocation Trust	N/A	N/A	N/A
American Asset High-Income Bond Trust	N/A	N/A	N/A
American Blue Chip Income & Growth Trust	N/A	N/A	N/A
American Bond Trust	N/A	N/A	N/A
American Fundamental Holdings Trust	N/A	N/A	N/A
American Global Diversification Trust	N/A	N/A	N/A
American Global Growth Trust	N/A	N/A	N/A
American Global Small Cap Trust	N/A	N/A	N/A
American Growth Trust	N/A	N/A	N/A
American Growth-Income Trust	N/A	N/A	N/A
American International Trust	N/A	N/A	N/A
American New World Trust	N/A	N/A	N/A
Balanced Trust	8523	N/A	N/A
Blue Chip Growth Trust	$1,065,540	$1,720,420	$1,087,761
Bond Trust	N/A	N/A	N/A
Capital Appreciation Trust	$1,352,746	$1,672,803	$1,310,557
Capital Appreciation Value Trust	$208,811	$83,616	N/A
Core Allocation Trust	N/A	N/A	N/A
Core Allocation Plus Trust	$406,075	$67,810	N/A
Core Balanced Strategy Trust	N/A	N/A	N/A
Core Balanced Trust	N/A	N/A	N/A
Core Bond Trust	N/A	N/A	N/A
Core Disciplined Diversification Trust	N/A	N/A	N/A
Core Diversified Growth & Income Trust	N/A	N/A	N/A

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	Total Commissions	Total Commissions	Total Commissions
	Paid	Paid	Paid
	for Fiscal Year	for Fiscal Year	for Fiscal Year
	Ended	Ended	Ended
Fund	31-Dec-09	31-Dec-08	31-Dec-07
Core Fundamental Holdings Trust	N/A	N/A	N/A
Core Global Diversification Trust	N/A	N/A	N/A
Core Strategy Trust	N/A	N/A	N/A
Disciplined Diversification Trust	$98,582	$63,430	N/A
Emerging Markets Value Trust	$627,821	$347,739	$807,256
Equity-Income Trust	$455,190	$840,472	$770,767
Financial Services Trust	$21,372	$23,935	$34,364
Floating Rate Income Trust	N/A	N/A	N/A
Franklin Templetong Founding Allocation Trust	N/A	N/A	N/A
Fundamental Value Trust	$667,722	$863,044	$272,248
Global Bond Trust	14426	N/A	N/A
Global Trust	$232,080	$278,460	$757,331
Growth Equity Trust	$783,360	$578,641	N/A
Health Sciences Trust	$114,397	$186,254	$242,700
Heritage Trust	$198,826	$136,697	$135,970
High Income Trust	$51,773	$88,751	$45,509
High Yield Trust	N/A	N/A	N/A
Income Trust	$69,449	$154,818	$123,172
International Core Trust	$311,965	$1,014,043	$785,627
International Equity Index Trust A	$1,090,686	$34,868	$77,695
International Equity Index Trust B	$128,586	$46,210	$70,304
International Index Trust	436004	N/A	N/A
International Opportunities Trust	$1,482,189	$2,407,510	$2,200,201
International Small Company Trust	$142,760	$154,087	$145,350
International Value Trust	$769,783	$819,759	$1,108,500
Investment Quality Bond Trust	$480	$33	N/A
Large Cap Trust	$484,182	$880,355	$370,514
Large Cap Value Trust	$321,366	$308,111	$159,167
Lifecycle 2010 Trust	N/A	N/A	N/A
Lifecycle 2015 Trust	N/A	N/A	N/A
Lifecycle 2020 Trust	N/A	N/A	N/A
Lifecycle 2025 Trust	N/A	N/A	N/A
Lifecycle 2030 Trust	N/A	N/A	N/A
Lifecycle 2035 Trust	N/A	N/A	N/A
Lifecycle 2040 Trust	N/A	N/A	N/A
Lifecycle 2045 Trust	N/A	N/A	N/A
Lifecycle 2050 Trust	N/A	N/A	N/A
Lifestyle Aggressive Trust	N/A	N/A	N/A
Lifestyle Balanced Trust	N/A	N/A	N/A
Lifestyle Conservative Trust	N/A	N/A	N/A
Lifestyle Growth Trust	N/A	N/A	N/A
Lifestyle Moderate Trust	N/A	N/A	N/A
Mid Cap Index Trust	$57,394	$205,990	$145,297
Mid Cap Stock Trust	$3,121,989	$2,495,824	$2,454,098
Mid Cap Value Equity Trust	$145,534	$138,738	$81,796
Mid Value Trust	$762,749	$248,488	$279,439

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	Total Commissions	Total Commissions	Total Commissions
	Paid	Paid	Paid
	for Fiscal Year	for Fiscal Year	for Fiscal Year
	Ended	Ended	Ended
Fund	31-Dec-09	31-Dec-08	31-Dec-07
Money Market Trust	N/A	N/A	N/A
Money Market Trust B	N/A	N/A	N/A
Mutual Shares Trust	$489,184	$370,189	$210,058
Natural Resources Trust	$217,570	$385,261	$647,644
New Income Trust	$120,627	$90,596	$71,261
Optimized All Cap Trust	$4,255,006	$4,026,207	$1,006,123
Optimized Value Trust	$911,602	$2,234,059	$1,732,177
Overseas Equity Trust	$330,995	$879,495	$635,499
Pacific Rim Trust	$302,180	$359,701	$728,758
Real Estate Securities Trust	$811,727	$978,469	$1,438,075
Real Return Bond Trust	2594	N/A	N/A
Science & Technology Trust	$818,271	$800,123	$1,288,722
Short-Term Bond Trust	N/A	N/A	N/A
Short Term Governement Income Trust	N/A	N/A	N/A
Small Cap Growth Trust	$1,667,864	$1,100,498	$672,440
Small Cap Index Trust	$463,353	$177,037	$50,760
Small Cap Opportunities Trust	$238,613	$838,088	$513,624
Small Cap Value Trust	$280,476	$319,255	$307,844
Small Company Growth Trust	$167,626	$208,302	$228,267
Small Company Value Trust	$224,724	$295,644	$280,370
Smaller Company Growth Trust	$404,122	$167,903	N/A
Strategic Bond Trust	N/A	N/A	N/A
Strategic Income Opportunities Trust	$17,027	$23,929	$7,114
Total Bond Market Trust A	N/A	N/A	N/A
Total Bond Market Trust B	N/A	N/A	N/A
Total Return Trust	43079	N/A	N/A
Total Stock Market Index Trust	$33,464	$44,228	$23,546
U.S. Government Securities Trust	N/A	N/A	N/A
U.S. High Yield Bond Trust	N/A	$1,231	$2,018
U.S. Multi Sector Trust	$293,303	$984,737	$1,363,510
Utilities Trust	$319,002	$444,154	$582,182
Value & Restructuring Trust	$246,455	$319,979	$278,189
Value Trust	$388,733	$633,003	$430,531
Brokerage Commissions Paid to Affiliated Brokers. For the years ended December 31, 2009, 2008 and 2007, commissions were paid by a Fund to brokers affiliated with the Fund’s subadvisers as follows:
Commissions Paid to J.P. Morgan. For the years ended December 31, 2009, 2008 and 2007, brokerage commissions were paid as follows:

		% OF FUND’S BROKERAGE
		COMMISSIONS	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	REPRESENTED	OF TRANSACTIONS FOR THE
Heritage	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended December 31, 2009:	$15,683.56	7.89%	3.40%
Year ended December 31, 2008:	$11,280	8.25%	2.79%
Year ended December 31, 2007:	$1,482	1.09%	0.46%

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Commissions Paid to Morgan Stanley. For the years ended December 31, 2009, 2008 and 2007, brokerage commissions were paid as follows:

		% OF FUND’S BROKERAGE
		COMMISSIONS	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	REPRESENTED	OF TRANSACTIONS FOR THE
Value	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended December 31, 2009:	$38,512	9.91%	1.23%
Year ended December 31, 2008:	$37,671	5.95%	0.83%
Year ended December 31, 2007:	$11,878	2.76%	0.23%
Commissions Paid to Wachovia. For the years ended December 31, 2009, 2008 and 2007, brokerage commissions were paid as follows:

		% OF FUND’S BROKERAGE
		COMMISSIONS	% OF AGGREGATE $ AMOUNT
	AGGREGATE $ AMOUNT OF	REPRESENTED	OF TRANSACTIONS FOR THE
Capital Appreciation Trust	COMMISSIONS	FOR THE PERIOD	PERIOD
Year ended December 31, 2009:	$285	0.02%	0.02%
Year ended December 31, 2008:	$0	0.00%	0.00%
Year ended December 31, 2007:	$708	0.05%	0.09%
REDEMPTION OF SHARES
JHT will redeem all full and fractional fund shares for cash at the NAV per share of each fund. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
•	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

•	the SEC by order so permits for the protection of security holders of JHT.
Special Redemptions. Although it would not normally do so, a fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities, in accordance with policies and procedures approved by the Trustees. When a shareholder sells any portfolio securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the fund’s NAV.
JHT has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as a fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter issued by the SEC, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated fund shareholders subject to specified conditions, including that:
•	the distribution is effected through a pro rata distribution of the distributing fund’s portfolio securities;

•	the distributed securities are valued in the same manner as they are in computing the fund’s NAV;

•	neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

•	the Trustees of JHT, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the fund.

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DETERMINATION OF NET ASSET VALUE
Portfolio securities are valued by various methods which are generally described below. As noted in the prospectus, portfolio securities may also be fair valued by the Fund’s Pricing Committee in certain instances.
Equity Securities Traded on Stock Exchanges
Most equity securities that are traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales prices as of the close of the exchange in the principal market on which the security trades, or, lacking any sales, at the closing bid prices. Certain exceptions exist. For example, securities traded on the London Stock Exchange and NASDAQ are valued at the official closing price.
Securities Traded on the OTC Market
Securities traded only in the OTC market are generally valued at the last bid prices quoted by brokers that make markets in the securities at the close of regular trading on the NYSE.
Debt Securities and Convertible Securities
Debt securities for which market quotations are readily available may be valued at market value determined by the security’s most recent bid price (sales price if the principal market is an exchange) in the principal market in which it is normally traded, as furnished by recognized dealers in such securities. Debt securities (other than certain short term debt securities which are valued at amortized cost) and convertible securities may also be valued on the basis of information furnished by a pricing service. A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service.
Short Term Debt Instruments and Instruments held by the Money Market Trusts
Certain short term debt instruments held by each of the funds (except the Money Market Trusts) and all instruments held by the Money Market Trusts, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, a fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.
Open-End Investment Companies
Shares of other open-end investments companies held by a fund are valued based on the NAV of the underlying fund.
Securities Denominated in Foreign Currencies
The value of securities denominated in foreign currencies is converted into U.S. dollars at the prevailing exchange rate at the close of the NYSE.
Options and Futures Contracts
Exchange-traded options are valued at sale prices, if available, and at the mean of the bid and ask prices if a sale price is unavailable.
Futures contracts are valued at the most recent settlement price.
Limited Partnerships and Pooled Investment Vehicles
The value of a fund’s interest in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be determined by fair valuation. In general, the fair value of a fund’s interest in a hedge fund will represent the amount that the fund could reasonably expect to receive from a hedge fund or from a third party if the fund’s interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, a fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the fund has invested, computed in compliance with the hedge fund’s valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the fund’s Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information

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available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.
Non-Negotiable Security
A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were liquidated at the time of valuation.
Money Market Trusts – Rule 2a-7
Each of the Money Market Trusts seeks to maintain a constant net asset value (“NAV”) per share: $10.00 in the case of the Money Market Trust and $1.00 in the case of the Money Market Trust B. As of June 1, 2010, as the result of a 10-for-one share split effective on that date, the Money Market Trust will also seek to maintain a constant NAV per share of $1.00.
Each of the Money Market Trusts uses the amortized cost valuation method in reliance upon Rule 2a-7 under the 1940 Act. As required by this rule, each Money Market Trust will maintain a dollar weighted average maturity of 90 days or less. In addition, each Money Market Trust is only permitted to purchase securities that the subadviser determines present minimal credit risks and at the time of purchase are “eligible securities,” as defined by Rule 2a-7. Generally, eligible securities must be rated by a NRSRO in one of the two highest rating categories for short-term debt obligations or be of comparable quality. Each Money Market Trust will invest only in obligations that have remaining maturities of 397 days or less.
The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Money Market Trust’s constant NAV per share as computed for the purpose of sales and redemptions. The procedures direct the Adviser to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant NAV of $10.00 ($1.00 as of June 1, 2010) for the Money Market Trust and $1.00 for the Money Market Trust B. The procedures also direct the Adviser to determine NAV based upon available market quotations (“Shadow Pricing”), pursuant to which each Money Market Trust shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees (the actual calculations, however, may be made by persons acting pursuant to the direction of the Trustees.) If the fair value of a security needs to be determined, the subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of JHT, of the fair value of securities held by a Money Market Trust.
In the event that the deviation from the amortized cost exceeds 0.50 of 1% or $0.05 per share in NAV, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from a Money Market Trust’s amortized cost NAV may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to:
•	redeeming shares in kind;

•	selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of a Money Market Trust;

•	withholding or reducing dividends;

•	utilizing a NAV based on available market quotations; or

•	investing all cash in instruments with a maturity on the next business day.
A Money Market Trust may also reduce the number of its shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the fund’s constant NAV per share. Any such redemption will be treated as a negative dividend for purposes of the net investment factor under the contracts issued by John Hancock New York and John Hancock USA.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a Policy Regarding Disclosure of Portfolio Holdings (“Disclosure Policy”) to protect the interests of the shareholders of JHT and to address potential conflicts of interest that could arise between the interests of shareholders and the interests

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of the Adviser, or the interests of a fund’s subadvisers, principal underwriter or affiliated persons of a fund’s Adviser or principal underwriter. JHT’s general policy with respect to the release of portfolio holdings to non-affiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHT applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Disclosure Policy. Material nonpublic holdings information may be provided to non-affiliated persons as part of the investment activities of a fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHT, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHT’s CCO or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are set forth in Appendix A.
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHT. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of nonpublic information to a non-affiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHT, the CCO shall refer the conflict to the Board. The Board shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHT’s shareholders.
The receipt of compensation by a fund, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
JHT Portfolio Holdings Currently Posted on a Website. Each of the Funds of Funds invests in shares of other funds. The holdings of each Fund of Funds in other funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Fund of Fund. In addition, the ten largest holdings of each fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each fund’s entire portfolio holdings as of the applicable calendar quarter end.
http://jh1.jhlifeinsurance.com/JHPortal/channel/0,2446,2072859_2079697,00.html
http://www.jhannuities.com/Marketing/Portfolios/PortfoliosManagementTeamPage.aspx?globalNavID=21
SHAREHOLDERS OF JHT
JHT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with MFC, the ultimate controlling parent of the Adviser.
Control Persons. As of March 31, 2010, no one was considered a control person of any of the funds. A control person is one who has beneficial ownership of more than 25% of the voting securities of a fund or who acknowledges or asserts having or is adjudicated to have control of a fund. As of March 31, 2010, shares of JHT were legally owned by John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and John Hancock Life Insurance Company of New York (“JHLICO New York”), (collectively, the “Insurance Companies”) and the Funds of Funds.
The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who

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owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund.
Shareholders. As of March 31, 2010, JHT Shareholders are as follows:

•	the Insurance Companies . (Each Insurance Company that is a shareholder of JHT holds of record in its separate accounts JHT shares attributable to variable contracts), and

•	Each of the JHT fund of funds, each of which invests in and holds of record shares of Underlying Funds.
JHT may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. JHT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of JHT.
Entities Eligible to Be Shareholders of JHT. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of JHT may be purchased only by the following eligible shareholders:

•	separate accounts of the Insurance Companies and other insurance companies;

•	the Insurance Companies and certain of their affiliates; and

•	any trustee of a qualified pension or retirement plan.
Voting of Shares by the Insurance Companies and JHT. The Insurance Companies have the right to vote upon matters that may be voted upon at any JHT Shareholders’ meeting. These companies will vote all shares of the funds issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act (“Contract Owner Instructions”). The effect of proportional voting is that a small number of contract owners can determine the outcome of the voting. In addition JHT will vote all shares of fund held by a JHT fund of funds in proportion to the votes of the other shareholders of such fund.
Mixed Funding. Shares of JHT may be sold to JHT Shareholders described above. JHT currently does not foresee any disadvantages to any JHT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Board will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHT Shareholder from investing in JHT or a particular fund.
Principal Holders. The tables below set forth the principal holders of the shares of each fund. Principal holders are those who own of record or are known by JHT to own beneficially 5% or more of a series of a fund’s outstanding shares.
As of March 31, 2010, theInsurance Companies owned of record all of the outstanding Series I, II and III shares of JHT funds.
As of March 31, 2010, the Insurance Companies and the JHT fund of funds owned of record all of the outstanding NAV shares of the JHT funds.
Trustees and officers of JHT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of each share class of each fund.
HISTORY OF JHT
JHT Name Change. Prior to January 1, 2005, the name of JHT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHT was NASL Series Trust.
Prior Names of the Funds. Some of the names of the funds have been changed at various times. The prior name of each such fund and the date of the name change are set forth below.

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Existing Name	Prior Name	Date of Change
Blue Chip Growth	Pasadena Growth	October 1, 1996
Quantitative Equity	Common Stock	December 31, 1996
Equity-Income	Value Equity	December 31, 1996
Large Cap Growth	Aggressive Asset Allocation	May 1, 1999
Income & Value	Moderate Asset Allocation	May 1, 1999
Diversified Bond	Conservative Asset Allocation	May 1, 1999
Overseas	International Growth & Income	May 1, 1999
Mid Cap Growth	Small/Mid Cap	May 1, 1999
Aggressive Growth	Pilgrim Baxter Growth	May 1, 1999
Global Bond	Global Government Bond	May 1, 1999
Mid Cap Blend	Equity	May 1, 1999
All Cap Growth	Mid Cap Growth	May 1, 2000
Strategic Opportunities	Mid Cap Blend	April 30, 2001
All Cap Core	Growth	November 25, 2002
U.S. Large Cap	U.S. Large Cap Value	May 1, 2003
Strategic Value	Capital Opportunities	May 1, 2003
Global	Global Equity	May 1, 2004
Pacific Rim	Pacific Rim Emerging Markets	May 1, 2004
U.S. Core	Growth & Income	April 28, 2006
Growth & Income	Growth & Income II	April 28, 2006
International Core	International Stock	April 28, 2006
Lifestyle Aggressive Trust	Lifestyle Aggressive 1000 Trust	April 28, 2006
Lifestyle Growth Trust	Lifestyle Growth 820 Trust	April 28, 2006
Lifestyle Balanced Trust	Lifestyle Balanced 640 Trust	April 28, 2006
Lifestyle Moderate Trust	Lifestyle Moderate 460 Trust	April 28, 2006
Lifestyle Conservative Trust	Lifestyle Conservative 280 Trust	April 28, 2006
Optimized All Cap Trust	Quantitative All Cap Trust	April 28, 2008
Optimized Value Trust	Quantitative Value Trust	April 28, 2008
Core Allocation Trust	Index Allocation Trust	April 30, 2009
Core Diversified Growth & Income	American Diversified Growth &	September 25, 2009
Trust	Income Trust
Strategic Income Opportunities Trust	Strategic Income Trust	May 1, 2010
New Income Trust	Spectrum Income Trust	May 1, 2010
Heritage Trust	Vista Trust	May 1, 2010
ORGANIZATION OF JHT
Organization of JHT. JHT was originally organized on August 3, 1984 as “NASL Series Fund, Inc.” (“NASL”), a Maryland corporation. Effective December 31, 1988, NASL was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHT assumed all the assets and liabilities of NASL and carried on its business and operations with the same investment management arrangements as were in effect for NASL at the time of the reorganization. The assets and liabilities of each of NASL’s separate portfolios were assumed by the corresponding fund.
Classification. JHT is a no-load, open-end management investment company registered with the SEC under the 1940 Act.
Powers of the Trustees of JHT. Under Massachusetts law and JHT’s Declaration of Trust and By-Laws, the management of the business and affairs of JHT is the responsibility of its Trustees.

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The Declaration of Trust authorizes the Trustees of JHT without shareholder approval to do the following:

•	Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;

•	Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;

•	Issue additional series of shares or separate classes of existing series of shares;

•	Approve fund mergers, to the extent consistent with applicable laws;

•	Designate a class of shares of a fund as a separate fund;

•	Approve mergers of series (to the extent consistent with applicable laws and regulations); and

•	Designate a class of shares of a series as a separate series.
Shares of JHT. The shares of each fund, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each fund have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that fund. Holders of shares of any fund are entitled to redeem their shares as set forth under “Redemption of Shares.”
Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of such fund remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular fund will be allocated in the manner determined by the Trustees. Accrued liabilities that are not clearly allocable to one or more funds will also be allocated among the funds in the manner determined by the Trustees.
Shareholder Voting. Shareholders of each fund are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the fund. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular fund are entitled to vote on matters determined by the Trustees to affect only the interests of that fund. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHT may not be binding on a fund whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of JHT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHT do not have cumulative voting rights, which means that the holders of more than 50% of JHT’s shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.
Shareholder Liability. Under Massachusetts law, shareholders of JHT could, under certain circumstances, be held personally liable for the obligations of JHT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHT. The Declaration of Trust also provides for indemnification out of the property of a JHT fund for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. In addition, the Declaration of Trust provides that JHT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHT and satisfy any judgment thereon, but only out of the property of the affected fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular fund would be unable to meet its obligations.
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
Since the funds’ shareholders are principally: (i) life insurance companies whose separate accounts invest in the funds for purposes of funding variable annuity and variable life insurance contracts and (ii) trustees of qualified pension and retirement plans, no discussion

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is included herein as to the U.S. federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a fund. For information concerning the U.S. federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.
JHT believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no fund will be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax-exempt interest income for such taxable year.
A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, a fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership.
A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“regulated investment company-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships that derive more than 10% of their gross income from types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than regulated investment company-type income. All of the income received by a fund from its investment in a qualified publicly traded partnership will be income satisfying the 90% qualifying income test. A fund investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to the fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company income distribution requirements and would be taken into account for purposes of the 4% excise tax.
Under an Internal Revenue Service revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives in which certain funds invest is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. Although certain commodity-linked notes are not affected by this revenue ruling, it is unclear what other types of commodity-linked derivatives are affected.
To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund’s assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers, which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.
If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and

86

distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the fund. Compliance with the regulated investment company 90% qualifying income test and with the asset diversification requirements is carefully monitored by the Adviser and the subadvisers and it is intended that the funds will comply with the requirements for qualification as regulated investment companies.
Because JHT complies with the ownership restrictions of U.S. Treasury Regulations Section 1.817-5(f), IRS Revenue Ruling (“Rev. Rul.”) 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests for purposes of separate account diversification requirements, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.
Since a large portion of the funds’ shares are held by life insurance companies whose separate accounts invest in the funds for purposes of funding variable annuity and variable life insurance contract, under some circumstances a fund may be considered to be related to one or more of such life insurance companies for certain purposes under the Code. If funds considered related to such life insurance companies invest a substantial portion of their assets in other funds (“underlying funds”), such underlying funds may also be considered to be related to such life insurance companies. In that event, losses resulting from a fund’s disposition of shares of an underlying fund might be required to be deferred rather than used to offset gains realized by the fund in the same tax year. Such a deferral would result in the fund recognizing greater gain in that tax year than otherwise would have been the case, resulting in greater dividend and capital gain distributions to shareholders.
A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.
Certain of the funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a “passive foreign investment company” (a “PFIC”), the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value

87

of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If a fund failed to qualify as a regulated investment company: (i) owners of contracts based on the fund would be treated as owning contracts based solely on shares of the fund (rather than on their proportionate share of the assets of such fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral; and (ii) the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.
Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund, please refer to the prospectus for the contract.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.
LEGAL AND REGULATORY MATTERS
Adviser
On June 25, 2007, John Hancock Investment Management Services, LLC (the “Adviser”) and John Hancock Distributors LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the JHT funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.
PIMCO
Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”) (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, trustees, and employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares during specified periods, or as derivative actions. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.
These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees and employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions.

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Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.
In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. To date, no briefs have been filed. This matter is not expected to have a material adverse effect on either the relevant registered investment companies and other funds or PIMCO.
It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the funds.
The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.
REPORTS TO SHAREHOLDERS
The financial statements of JHT at December 31, 2009, as they relate to the funds described in this SAI, are incorporated herein by reference from JHT’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of JHT at December 31, 2009, as they relate to the funds described in this SAI, including the related financial highlights that appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm as indicated in their report with respect thereto, and are included herein in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.
CUSTODIAN
State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the funds’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODE OF ETHICS
JHT, the Adviser, the Distributor and each subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHT.

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MANAGEMENT OF OTHER FUNDS BY THE ADVISER/SUBADVISER
The funds of JHT described this SAI are not retail mutual funds and are only available under variable annuity contracts or variable life policies, through participation in tax qualified retirement plans or to certain permitted entities. Although the Adviser or subadvisers may manage retail mutual funds with similar names and investment objectives, no representation is made, and no assurance is given, that any fund’s investment results will be comparable to the investment results of any other fund, including other funds with the same investment adviser or subadviser. Past performance is no guarantee of future results.

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Appendix A: List of Entities Receiving Portfolio Holding Information

Vendor	Information Received
Goldman Sachs	Portfolio holdings
Morgan Stanley	Portfolio holdings
FACT SET	Portfolio holdings
ISS	Portfolio holdings
Bell Globe Media	Portfolio holdings
ISS	Portfolio holdings
ISS	Portfolio holdings
Plexus	Portfolio holdings
Vestek	Portfolio holdings
FACT SET	Portfolio holdings
ISS	Portfolio holdings
ISS	Portfolio holdings
SS & C Technologies	Portfolio holdings
Outside Consultant	Portfolio holdings
Citicorp Global Transactions Services	Portfolio holdings
ISS	Portfolio holdings
JHT International Small Cap Trust	Portfolio holdings
Advent	Portfolio holdings
APL/Checkfree	Portfolio holdings
ISS	Portfolio holdings
SEI	Portfolio holdings
Thomson Financial	Portfolio holdings
BARRA	Portfolio holdings
FACT SET	Portfolio holdings
ISS	Portfolio holdings
Barclay Capital	Portfolio holdings
ISS	Portfolio holdings
Star Compliance	Portfolio holdings
BBH	Portfolio holdings
Evare	Portfolio holdings
Electra Information Services	Portfolio holdings
Eze Castle	Portfolio holdings
FACT SET	Portfolio holdings
Glass Lewis	Portfolio holdings
FACT SET	Portfolio holdings
ISS	Portfolio holdings
Bloomberg	Portfolio holdings
Diversified Information Technologies	Portfolio holdings
FACT SET Research	Portfolio holdings
Mathias & Carr	Portfolio holdings
ISS	Portfolio holdings
Proxy Governance	Portfolio holdings
GainsKeeper	Portfolio holdings
Confluence Technologies	Portfolio holdings
CAPIS	Portfolio holdings
GCom2	Portfolio holdings
Ernst & Young	Portfolio holdings

91

Vendor	Information Received
Reflow	Portfolio holdings
Scotia Bank	Portfolio holdings
JP Morgan Chase Bank N.A.	Portfolio holdings
FACT SET	Portfolio holdings
BARRA	Portfolio holdings
ISS	Portfolio holdings
GainsKeeper	Portfolio holdings
Ernst & Young	Portfolio holdings
Reflow	Portfolio holdings
Manulife	Portfolio holdings
Law Firm of Davis and Harman	Portfolio holdings
BNY ConverEX Execution Solutions	Portfolio holdings
JP Morgan Chase Bank N.A.	Portfolio holdings
Russell Implementation Services	Portfolio holdings
SSB	Portfolio holdings
JP Morgan Chase Bank N.A.	Portfolio holdings
Foley Hoag LLP	Portfolio holdings
ISS	Portfolio holdings
Bell Globe Media	Portfolio holdings
Advent	Portfolio holdings
Cogent	Portfolio holdings
FACT SET	Portfolio holdings
MacGregor	Portfolio holdings
ADP	Portfolio holdings
Bloomberg	Portfolio holdings
CitiGroup	Portfolio holdings
FRI	Portfolio holdings
ISS	Portfolio holdings
CDS/Computer	Portfolio holdings
Checkfree	Portfolio holdings
Eagle Investment Systems Corp.	Portfolio holdings
FACT SET	Portfolio holdings
ISS	Portfolio holdings
ITG, Inc.	Portfolio holdings
MacGregor	Portfolio holdings
MSCI BARRA, Inc.	Portfolio holdings
OMGEO LLC	Portfolio holdings
Plexus	Portfolio holdings
S & P Securities Evaluation Services	Portfolio holdings
Wilshire Analytics/Axiom	Portfolio holdings
State Street Corporation	Portfolio holdings
Advent	Portfolio holdings
Glass Lewis	Portfolio holdings
Bear Sterns	Portfolio holdings
Electra	Portfolio holdings
BBH	Portfolio holdings
Electra Information Services	Portfolio holdings
BNY Mellon	Portfolio holdings
RiskMetrics Group	Portfolio holdings
Able Noser	Portfolio holdings

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Vendor	Information Received
BONY	Portfolio holdings
FACT SET	Portfolio holdings
ISS	Portfolio holdings
Plexus	Portfolio holdings
TCS of America	Portfolio holdings
Evare	Portfolio holdings
FACT SET	Portfolio holdings
ISS	Portfolio holdings
Baseline	Portfolio holdings
Cenveo	Portfolio holdings
Thompson Financial (Baseline)	Portfolio holdings
Citibank	Portfolio holdings
FACT SET	Portfolio holdings
ISS	Portfolio holdings
Bell Globe Media	Portfolio holdings
ISS	Portfolio holdings
BBH	Portfolio holdings
FACT SET	Portfolio holdings
Glass Lewis	Portfolio holdings
Investment Technology	Portfolio holdings
State Street Investment Management Solutions	Portfolio holdings
ADP	Portfolio holdings
BBH	Portfolio holdings
Broadridge Financial Solutions, Inc.	Portfolio holdings
Glass Lewis	Portfolio holdings
BONY	Portfolio holdings

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APPENDIX I
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
MOODY’S INVESTORS SERVICE, INC.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
STANDARD & POOR’S RATINGS GROUP
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and

A-1

‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE (“Fitch”)
Investment Grade
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment

A-2

of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB
Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB
Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B
Highly speculative.
• For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
• For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘RR1’ (outstanding).
CCC
• For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
• For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), or ‘RR3’ (good) or ‘RR4’ (average).
CC
• For issuers and performing obligations, default of some kind appears probable.
• For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘RR4’ (average) or ‘RR5’ (below average).
C
• For issuers and performing obligations, default is imminent.
• For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

A-3

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations. .
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;
• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

A-4

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1
This designation indicates that the degress of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B-1. A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2. A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3. A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C

A-5

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Dual Ratings
Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

A-6

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amoritization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

A-7

APPENDIX II
STANDARD & POOR’S CORPORATION DISCLAIMERS
     The 500 Index Trust, 500 Index Trust B, and Mid Cap Index Trust (collectively, the “S&P Index Trusts”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P Index Trusts, or any member of the public regarding the advisability of investing in securities generally or in the S&P Index Trusts particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P Index Trusts. S&P has no obligation to take the needs of the Trust or the shareholders of the S&P Index Trusts into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of shares of the S&P Index Trusts or the timing of the issuance or sale of the shares of the S&P Index Trusts or in the determination or calculation of the equation by which shares of the S&P Index Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Index Trusts.
     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, shareholders of the S&P Index Trusts, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

APPENDIX III
PORTFOLIO MANAGER INFORMATION
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
Heritage Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of April 1, 2010:

Other Pooled
	Other Registered		Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of		of	Assets
Manager	Accounts	(in billions)	Accounts	Assets	Accounts	(in millions)
David M. Hollond	3	$3.8	0	$0	1	$2.0
Greg Walsh	2	2.8	0	$0	0	$0
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Other Pooled
	Other Registered		Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
David M. Hollond	0	$0	0	$0	0	$0
Greg Walsh	0	$0	0	$0	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of April 1, 2010.

POTENTIAL CONFLICTS OF INTEREST
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not. American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.
Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.
DESCRIPTION OF COMPENSATION STRUCTURE
American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.
BASE SALARY
Portfolio managers receive base pay in the form of a fixed annual salary.
BONUS
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-

2

year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. In 2008, American Century began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Heritage Trust. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Heritage Trust is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.
RESTRICTED STOCK PLANS
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
DEFERRED COMPENSATION PLANS
Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

3

BlackRock Investment Management, LLC
Large Cap Value Trust
The following chart reflects the portfolio manager’s investments in the fund that he manages. The chart also reflects information regarding accounts other than the fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

Other Pooled
	Other Registered		Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in billions)	Accounts	(in billions)	Accounts	(in billions)
Robert C. Doll, Jr., CFA	27	$15.69	15	$3.63	24	$2.41
Daniel Hanson, CFA	27	$15.69	15	$3.63	24	$2.41
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Other Pooled
	Other Registered		Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of	Assets	of
Manager	Accounts	Assets	Accounts	(in millions)	Accounts	Assets
Robert C. Doll, Jr., CFA	0	$0	2	$190.4	0	$0
Daniel Hanson, CFA	0	$0	2	$190.4	0	$0
Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the fund that he managed as of December 31, 2009.
Portfolio Manager Compensation Overview
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.
Due to Mr. Doll’s unique position (as Portfolio Manager, Vice Chairman of BlackRock, Inc., BlackRock’s Chief Equity Strategist and member of the BlackRock Leadership Committee), his compensation does not solely reflect his

4

role as portfolio manager of the funds managed by him. The performance of his fund is included in the determination of his incentive compensation but, given his multiple roles and the various compensation components, the performance of his fund is not the primary driver of his compensation.
Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.
Discretionary Incentive Compensation
Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Large Cap Value Trust include the Lipper Multi-Cap Value Funds classification.
Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.
Distribution of Discretionary Incentive Compensation
Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.
     Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Doll and Hanson have each received awards under the LTIP.
     Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Doll and Hanson have each participated in the deferred compensation program.
Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment

5

options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.
Potential Material Conflicts of Interest
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Funds. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Doll and Hanson currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

6

Columbia Management Investment Advisers (“Columbia Management”)
Columbia Management (formerly, RiverSource Investments, LLC)
Mid Cap Value Equity Trust
Value & Restructuring Trust
Columbia Management Advisors, LLC (“Columbia Management”) manages the Value & Restructuring Fund. In rendering investment advisory services, Columbia Management may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia Management. Columbia Management Pte. Ltd. is not registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Columbia Management Pte. Ltd. has entered into a Memorandum of Understanding (MOU) with Columbia Management pursuant to which Columbia Management Pte. Ltd. is considered a “participating affiliate” of Columbia Management as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered investment adviser. Investment professionals from Columbia Management Pte. Ltd. may render portfolio management or research services to clients of Columbia Management, including the fund, under the MOU, and are subject to supervision by Columbia Management.
Columbia Management is an indirect, wholly-owned subsidiary of Bank of America Corporation, a major financial services company engaged in a broad range of financial activities beyond the mutual fund-related activities of Columbia Management, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. Regulatory restrictions applicable to Columbia Management and its affiliates may limit Columbia Management investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Columbia Management and its affiliates also may be restricted in the securities that can be bought or sold for their clients because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if clients desired to buy a security issued by a company for which Columbia Management or its affiliates served as underwriter. The internal policies and procedures of Columbia Management and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict a client’s investment activities. A client not advised by Columbia Management and its affiliates would not be subject to many of these restrictions.
The following chart reflects information regarding accounts other than the fund for which the portfolio manager to the fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investments in the fund that he or she manages.

7

The following table reflects information as of December 31, 2009:

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
David J. Williams, CFA	2	$7,104,761,560	0	0	1909	$2,085,271,485
Guy W. Pope, CFA	4	$7.825 (in billions)	0	$0	1902	$2.036 (in billions)
J. Nicholas Smith, CFA	2	$7,104,761,560	0	0	1909	$2,085,271,485
Steve Schroll	12	$15,043,142,169.04	2	$52,000,744.64	19	$513,059,499.47
Laton Spahr	12	$15,043,142,169.04	2	$52,000,744.64	17	$513,209,220.57
Paul Stocking	12	$15,043,142,169.04	2	$52,000,744.64	20	$518,017,705.57
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

			Other Pooled
	Other Registered Investment		Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Steve Schroll	9	$14,659,205,239.05	0	$0	0	$0
Laton Spahr	9	$14,659,205,239.05	0	$0	0	$0
Paul Stocking	9	$14,659,205,239.05	0	$0	0	$0
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the fund that he managed as of December 31, 2009.
DESCRIPTION OF COMPENSATION STRUCTURE
The portfolio managers receive their compensation from Columbia Management Advisors, LLC (“Columbia Management”) and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the

8

results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, Columbia Management generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. Columbia Management also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/ her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.
Performance Benchmarks

Primary Benchmark(s)	Peer Group
Russell 1000 Value Index	Lipper Multi-Cap Core
S&P 500 Index	Classification
The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Management’s profitability for the year, which is largely determined by assets under management.
POTENTIAL CONFLICTS OF INTEREST
     Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. Columbia Management has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.
     The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.
     Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to Columbia Management’s Code of Ethics and certain limited exceptions, Columbia Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds. Similarly, the notional investments described above under “Compensation” may give rise to similar potential conflicts of interest to the extent that a portfolio manager may have an incentive to favor or devote more effort in managing accounts that impact his overall compensation.
     A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.
     A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the fund. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the fund and the other accounts the portfolio manager manages.
     A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, Columbia Management’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and

9

lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.
“Cross trades,” in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. Columbia Management has adopted compliance procedures that provide that any transactions between the fund and another account managed by Columbia Management are to be made at an independent current market price, consistent with applicable laws and regulation.
     Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.
     In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
     Columbia Management or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to Columbia Management and its affiliates.
     Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the fund may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the fund. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of Columbia Management, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the fund.
     Part 1A of Columbia Management’s Form ADV, which it must file the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about Columbia Management’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.
     Portfolio managers may also face other potential conflicts of interest in managing the fund and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. In addition, portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above.

10

DAVIS SELECTED ADVISERS, L.P.
Financial Services Trust
Fundamental Value Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts*
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Charles Cavanaugh	7	$89 (in millions)	3	$3 (in millions)	25	$65 (in millions)
Christopher C. Davis	27	$57.1 (in billions)	14	$1.3 (in billions)	118	$8.7 (in billions)
Kenneth Charles Feinberg	24	$57.1 (in billions)	13	$1.2 (in billions)	109	$7.9 (in billions)

*	Managed Money/Wrap Accounts have been counted at the sponsor level.
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. As each of the portfolio managers manage multiple portfolios and /or other accounts, they are presented with the following potential conflicts:
- The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Selected Advisers seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

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- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Selected Advisers has adopted procedures for allocating portfolio transactions across multiple accounts.
- With respect to securities transactions for the portfolios, Davis Selected Advisers determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Davis Selected Advisers other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Selected Advisers may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Selected Advisers may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.
- Finally, substantial investment of Davis Selected Advisers or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Selected Advisers has adopted policies and procedures intended to ensure that all clients are treated fairly overtime. Davis Selected Advisers does not receive an incentive based fee on any account.
DESCRIPTION OF COMPENSATION STRUCTURE
Kenneth Feinberg’s compensation as a Davis Selected Advisers employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Selected Advisers’ profits, (iii) awards of equity (“Units”) in Davis Selected Advisers including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Selected Advisers purchases shares in selected funds managed by Davis Selected Advisers. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Selected Advisers’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.
Christopher Davis’ annual compensation as an employee and general partner of Davis Selected Advisers consists of a base salary. Davis Selected Advisers’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

12

DECLARATION MANAGEMENT & RESEARCH LLC
Active Bond Trust
Short-Term Bond Trust
Total Bond Market Trust A
Total Bond Market Trust B
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Peter Farley, CFA	2	$939	2	$292	7	$1591
Joshua Kuhnert, CFA	2	$939	1	$108	10	$1756
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered
	Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number		Number		Number
	of		of	Assets	of
Portfolio Manager	Accounts	Assets	Accounts	(in millions)	Accounts	Assets
Peter Farley, CFA	0	$0	1	$142	0	$0
Joshua Kuhnert, CFA	0	$0	0	0	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
Each of the accounts managed by Peter M. Farley and Joshua Kuhnert seeks income and capital appreciation by investing primarily in a diversified mix of debt securities. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. Declaration has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. Neither of the funds pays Declaration an incentive based fee.
DESCRIPTION OF COMPENSATION STRUCTURE

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The compensation of Peter M. Farley and Joshua Kuhnert as Declaration employees consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.

14

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
All Cap Core Trust
Real Estate Securities Trust
All Cap Core Trust
DESCRIPTION OF COMPENSATION STRUCTURE
Compensation of Portfolio Managers
Portfolio managers are eligible for total compensation comprised of base salary and variable compensation.
Base Salary – Base salary is linked to job functions, responsibilities and financial services industry peer comparison through the use of extensive market data surveys.
Variable Compensation – Generally, variable compensation comprises a greater proportion of total compensation as a portfolio manager’s seniority and compensation levels increase. Variable Compensation may include a cash bonus incentive, and potential participation in long-term incentive programs including but not limited to, Deutsche Bank AG equity, equity linked vehicle, and restricted cash. Variable compensation is determined based on an analysis of a number of factors, including among other things, the performance of Deutsche Bank AG, the performance of the Asset Management division, and the portfolio manager’s individual contribution. In evaluating individual contribution, management will consider a combination of quantitative and qualitative factors. Top performing investment professionals earn a total compensation package that is highly competitive. As variable compensation increases, the percentage awarded in long-term incentives also increases. Long-term incentives are subject to a clawback provision for unvested portions only during the three-year life of the plan should the individual engage in any conduct that is a significant breach of Deutsche Bank AG policies and procedures.
•	The quantitative analysis of a portfolio manager’s individual performance is based on, among other factors, performance of all of the accounts managed by the portfolio manager (which includes a fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Morningstar and Lipper peer group universes and/or benchmark index(es) with respect to each account. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes. Generally the benchmark index used is a benchmark index set forth in the fund’s prospectus to which a fund’s performance is compared. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to pre-tax portfolio performance over three-year and five-year time periods (adjusted as appropriate if the portfolio manager has served for less than five years) with lesser consideration given to portfolio performance over a one-year period. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

•	The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the Advisor are also factors.
The quantitative analysis of a portfolio manager’s performance is given more weight in determining variable compensation than the qualitative portion.

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Fund Ownership of Portfolio Managers
The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund’s portfolio management team in the Fund including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund’s most recent fiscal year end.

Name of	Dollar Range of
Portfolio Manager	Fund Shares Owned
James Francis	$0
Robert Wang	$0
Conflicts of Interest
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
Other SEC Registered Investment Companies Managed:

Number of
			Investment	Total Assets
	Number of	Total Assets of	Company	of
Name of	Registered	Registered	Accounts with	Performance-
Portfolio	Investment	Investment	Performance	Based Fee
Manager	Companies	Companies	Based Fee	Accounts
James Francis	20	$7,701,472,991	0	$0
Robert Wang	39	$15,061,073,956	0	$0
Other Pooled Investment Vehicles Managed:

			Number of
			Pooled
			Investment
	Number of	Total Assets of	Vehicle	Total Assets of
	Pooled	Pooled	Accounts with	Performance-
Name of Portfolio	Investment	Investment	Performance-	Based Fee
Manager	Vehicles	Vehicles	Based Fee	Accounts
James Francis	17	$208,128,730	0	$0
Robert Wang	33	$1,606,231,663	0	$0
Other Accounts Managed:

16

			Number of
			Other	Total Assets of
	Number of		Accounts with	Performance-
Name of Portfolio	Other	Total Assets of	Performance-	Based Fee
Manager	Accounts	Other Accounts	Based Fee	Accounts
James Francis	3	$212,373,899	0	$0
Robert Wang	34	$6,432,005,203	3	$37,280,448
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the

17

portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. The Advisor may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Advisor is purchasing or selling for its client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other business or other client accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients, including the Fund. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.

18

Real Estate Securities Trust
Compensation of Portfolio Managers
Portfolio managers are eligible for total compensation comprised of base salary and variable compensation.
Base Salary – Base salary is linked to job functions, responsibilities and financial services industry peer comparison through the use of extensive market data surveys.
Variable Compensation – Generally, variable compensation comprises a greater proportion of total compensation as a portfolio manager’s seniority and compensation levels increase. Variable Compensation may include a cash bonus incentive, and potential participation in long-term incentive programs including but not limited to, Deutsche Bank AG equity, equity linked vehicle, and restricted cash. Variable compensation is determined based on an analysis of a number of factors, including among other things, the performance of Deutsche Bank AG, the performance of the Asset Management division, and the portfolio manager’s individual contribution. In evaluating individual contribution, management will consider a combination of quantitative and qualitative factors. Top performing investment professionals earn a total compensation package that is highly competitive. As variable compensation increases, the percentage awarded in long-term incentives also increases. Long-term incentives are subject to a clawback provision for unvested portions only during the three-year life of the plan should the individual engage in any conduct that is a significant breach of Deutsche Bank AG policies and procedures.
•	The quantitative analysis of a portfolio manager’s individual performance is based on, among other factors, performance of all of the accounts managed by the portfolio manager (which includes a fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Morningstar and Lipper peer group universes and/or benchmark index(es) with respect to each account. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes. Generally the benchmark index used is a benchmark index set forth in the fund’s prospectus to which a fund’s performance is compared. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to pre-tax portfolio performance over three-year and five-year time periods (adjusted as appropriate if the portfolio manager has served for less than five years) with lesser consideration given to portfolio performance over a one-year period. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

•	The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the Advisor are also factors.
The quantitative analysis of a portfolio manager’s performance is given more weight in determining variable compensation than the qualitative portion.
Fund Ownership of Portfolio Managers
The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund’s portfolio management team in the Fund including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund’s most recent fiscal year end.

19

Name of	Dollar Range of
Portfolio Manager	Fund Shares Owned
Asad Kazim	$0
Jerry Ehlinger	$0
John Robertson	$0
John Vojticek	$0
Conflicts of Interest
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the subadvisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund’s most recent fiscal year end.
Other SEC Registered Investment Companies Managed:

			Number of
			Investment
	Number of	Total Assets of	Company	Total Assets of
Name of	Registered	Registered	Accounts with	Performance-
Portfolio	Investment	Investment	Performance	Based Fee
Manager	Companies	Companies	Based Fee	Accounts
Asad Kazim	4	$577,544,050	0	$0
Jerry Ehlinger	4	$577,544,050	0	$0
John Robertson	8	$1,099,279,226	0	$0
John Vojticek	8	$1,099,279,226	0	$0
Other Pooled Investment Vehicles Managed:

			Number of
			Pooled
			Investment
	Number of	Total Assets of	Vehicle	Total Assets of
	Pooled	Pooled	Accounts with	Performance-
Name of Portfolio	Investment	Investment	Performance-	Based Fee
Manager	Vehicles	Vehicles	Based Fee	Accounts
Asad Kazim	1	$61,878,268	0	$0
Jerry Ehlinger	14	$811,003,320	1	$17,138,935
John Robertson	14	$811,003,320	1	$17,138,935
John Vojticek	14	$811,003,320	1	$17,138,935
Other Accounts Managed:

20

			Number of
			Other	Total Assets of
	Number of		Accounts with	Performance-
Name of Portfolio	Other	Total Assets of	Performance-	Based Fee
Manager	Accounts	Other Accounts	Based Fee	Accounts
Asad Kazim	27	$816,917,216	4	$62,595,487
Jerry Ehlinger	46	$1,617,850,224	6	$133,860,187
John Robertson	46	$1,617,850,224	6	$133,860,187
John Vojticek	46	$1,617,850,224	6	$133,860,187
In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:
•	Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.

•	To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

•	In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

•	The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long only or a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted

21

procedures that it believes are reasonably designed to mitigate these and other potential conflicts of interest. Included in these procedures are specific guidelines developed to provide fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.
The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests in addition to managing asset management accounts, such wide ranging activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. The Advisor may take investment positions in securities in which other clients or related persons within the Firm have different investment positions. There may be instances in which the Advisor is purchasing or selling for its client accounts, or pursuing an outcome in the context of a workout or restructuring with respect to, securities in which the Firm is undertaking the same or differing strategy in other business or other client accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients, including the Fund. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.

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DIMENSIONAL FUND ADVISORS LP
Disciplined Diversification Trust
Emerging Markets Value Trust
International Small Company Trust
Small Cap Opportunities Trust
Portfolio Managers
In accordance with the team approach used to manage the trusts referenced above (the “Portfolios”), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional Fund Advisors LP (“Dimensional”). The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio, including running buy and sell programs based on the parameters established by the Investment Committee. The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the category of portfolios indicated:

Disciplined Diversification Trust	Stephen A. Clark
Small Cap Opportunities Trust	Stephen A. Clark
Emerging Markets Value Trust	Stephen A. Clark, Karen E. Umland,
Joseph H. Chi and Jed S. Fogdall
International Small Company Trust	Stephen A. Clark, Karen E. Umland,
Joseph H. Chi and Jed S. Fogdall
DESCRIPTION OF COMPENSATION STRUCTURE
Dimensional’s portfolio managers receive a base salary and a bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:
•	Base Salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The bonus is based on the factors described above.
Portfolio managers may be awarded the right to purchase restricted shares of Dimensional’s stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all Dimensional employees.
In addition, portfolio managers are given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

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The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Stephen A. Clark	88	$112,745,744,101	20	$23,671,535,137	71	$8,093,541,282
Karen E. Umland	40	$48,275,975,961	4	$1,057,971,067	21	$4,634,612,826
Joseph H. Chi	40	$48,275,975,961	4	$1,057,971,067	21	$4,634,612,826
Jed S. Fogdall	40	$48,275,975,961	4	$1,057,971,067	21	$4,634,612,826
     Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered
	Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Stephen A. Clark	0	$0	1	$235,535,084	1	$625,698,360
Karen E. Umland	0	$0	0	$0	1	$625,698,360
Joseph H. Chi	0	$0	0	$0	1	$625,698,360
Jed S. Fogdall	0	$0	0	$0	1	$625,698,360
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the Portfolios that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day oversight responsibilities with respect to multiple accounts. In addition to the Portfolios, these accounts may include registered

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mutual funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a Portfolio. Actual or apparent conflicts of interest include:
•	Time Management. The management of the Portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolios and/or Accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolios.

•	Investment Opportunities. It is possible that at times identical securities will be held by a Portfolio and one or more Accounts. However, positions in the same security may vary and the length of time that a Portfolio or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for a Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Portfolio and other eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across the Portfolios and other Accounts.

•	Broker Selection. With respect to securities transactions for the Portfolios, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for a Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of a Portfolio or an Account.

•	Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

•	Investment in a Portfolio. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to a Portfolio or other Accounts for which they have portfolio management responsibilities.
Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

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Franklin Advisers
Income Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Charles B. Johnson	4	$59,339.0	2	$501.0	0	$0
Edward D. Perks, CFA	10	$61,568.5	2	$501.0	0	$0
Alex Peters, CFA	1	$432.3	5	$658.2	6	$178.0
Matt Quinlan	1	$828.4	0	$0	0	$0
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
Conflicts
The management of multiple funds, including the fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that

26

opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts. The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
The manager and the fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
Compensation
The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary Each portfolio manager is paid a base salary.
Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Non-investment performance. The more qualitative contributions of a portfolio manager to the manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

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Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

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Franklin Mutual Advisers, LLC
Mutual Shares Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Peter Langerman	11	$39,993.3	6	$3,255.7	0	$0
F. David Segal, CFA	6	$6,963.8	2	$1,195.8	0	$0
Deborah A. Turner, CFA	5	$21,560.7	3	$1,211.8	0	$0
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
Portfolio managers that provide investment services to the fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the fund and may include performance based compensation. This may result in fees that are higher (or lower) than the advisory fees paid by the fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures helps to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.
DESCRIPTION OF ANY MATERIAL CONFLICTS
The management of multiple funds, including the fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, portfolio holdings,

29

position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.
The manager and the fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

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Frontier Capital Management Company, LLC
(“Frontier”)
Smaller Company Growth Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
	of		of		of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Michael A. Cavarretta	5	$365,679,145	3	$82,922,939	53	$1,759,861,890
Christopher J. Scarpa	2	$165,118,750	1	$14,514,537	15	$383,824,279
Peter G. Kuechle	2	$165,118,750	2	$17,441,224	22	$399,487,442
     There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
CONFLICTS OF INTEREST. Frontier generally manages all accounts noted in the table above with the same investment philosophy and using the same investment process, thus limiting contrary positions between accounts. In connection with its management of client accounts, Frontier is subject to a number of potential conflicts of interest. These potential conflicts include the allocation of securities among similar strategies; the allocation of IPOs; soft dollars and other brokerage practices; personal trading by employees and the management of proprietary accounts. Frontier believes that it has written policies and procedures in place that are reasonably designed to address these and other potential conflicts of interest.
DESCRIPTION OF COMPENSATION STRUCTURE. Frontier’s portfolio manager compensation structure is designed to align the interests of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners of Frontier, which entitle them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management fee revenues generated from client accounts.

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GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (“GMO”)
International Core Trust
U.S. Multi Sector Trust
The following chart reflects the portfolio manager’s investments in the fund that he manages. The chart also reflects information regarding accounts other than the fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Tom Hancock	9	$16,461,034,860.24	7	$2,583,675,267.90	36	$10,076,649,851.35
Sam Wilderman	14	$24,974,810,832.07	4	$1,608,860,175.01	19	$3,650,561,117.82
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Tom Hancock	0	$0	0	$0	7	$2,281,587,697.14
Sam Wilderman	0	$0	3	$1,588,945,248.02	6	$2,296,743,491.00
Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the fund that he managed as of December 31, 2009.
Description of material conflicts: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the conflicts between the fund and other similar stock accounts managed by the fund’s portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO’s trade allocation procedures, which seek to

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ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the fund’s portfolio management team and GMO’s Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client’s investment guidelines and timing of cash flows.
Description of the structure of, and the method used to determine, the compensation of each member of the fund’s portfolio management team: The senior member of the fund’s portfolio management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm’s profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward out-performance by higher fee/performance fee products. GMO’s Compensation Committee sets the senior member’s base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member’s partnership interest, taking into account the senior member’s contribution to GMO and GMO’s mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member’s compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.

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INVESCO ADVISERS, INC.
(“Invesco”)
Small Company Growth Trust
Small Cap Opportunities Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered Investment
	Companies		Other Pooled Investment		Other Accounts
	Number		Vehicles		Number
	of	Assets	Number of	Assets	of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Juliet S. Ellis	9	$3,386.4	0	$0	2	$86.4
Juan R. Hartsfield	12	$4,140.7	0	$0	2	$86.4
Clay Manley	5	$2,494.5	0	$0	1	$34.7
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
We are not aware of any material actual conflicts of interest that have arisen in connection with the portfolio managers’ management of the fund’s investments and the investments of the other account(s) included in this response.
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and /or other accounts may be presented with one or more of the following potential conflicts:
•	The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco and the funds have adopted procedures for allocating portfolio transactions across multiple accounts.

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•	Invesco determines which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

•	Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.
     Invesco and the funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Invesco eeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:
•	Base salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

•	Annual bonus. The portfolio managers are eligible, along with other employees of Invesco to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.
Table 1:

Sub-Advisor	Performance time period[1]
Invesco[2]	One-, Three- and Five-year performance against fund peer group identified below:
Small Cap Opportunities Trust — Lipper Small-Cap Core Funds Index
Small Company Growth Trust — Lipper Small Cap Growth Funds Index

[1]	Rolling time periods based on calendar year end.

[2]	Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

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High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

[1]	Rolling time periods based on calendar year end.

[2]	Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible funds selected by the portfolio manager at the time the award is granted.
•	Equity-based compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain AIM Funds with a vesting period as well as common shares and/or granted restricted shares of Invesco Ltd. stock from pools determined from time to time by the Remuneration Committee of the Invesco Ltd. Board of Trustees. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees.

[1]	Rolling time periods based on calendar year end.

[1]	Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

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JENNISON ASSOCIATES LLC
Capital Appreciation Trust
All Cap Growth Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information for the Capital Appreciation Trust as of December 31, 2009:

	Other Registered
	Investment Companies		Other Pooled Investment		Other Accounts
	Number		Vehicles		Number
Portfolio	of	Assets	Number	Assets	of	Assets
Manager	Accounts	(in thousands)	of Accounts	(in thousands)	Accounts	(in thousands)
Michael A. Del Balso	11	$9,661,471	5	$874,449	6 *	$704,584 *
Kathleen A. McCarragher	14	$10,205,988	2	$223,154	31	$5,011,785
Spiros Segalas	14	$20,728,856	3	$232,078	9	$2,183,661

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in thousands)	Accounts	(in thousands)	Accounts	(in thousands)
Michael A. Del Balso	0	$0	0	$0	0	$0
Kathleen A. McCarragher	2	$1,739,747	0	$0	0	$0
Spiros Segalas	0	$0	1 +	$8,924 +	0	$0

+	The portfolio manager only manages a portion of the account subject to a performance fee. The market value shown reflects the portion of the account managed by the portfolio manager.

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The following table reflects information for the All Cap Growth Trust as of December 31, 2009:

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in thousands)	Accounts	(in thousands)	Accounts	(in thousands)
Michael A. Del Balso	12	$10,659,520	5	$874,449	6 *	$704,584 *
Kathleen A. McCarragher	15	$11,204,037	2	$223,154	31	$5,011,785
Spiros Segalas	15	$21,726,905	3	$232,078	9	$2,183,661

*	Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in thousands)	Accounts	(in thousands)	Accounts	(in thousands)
Michael A. Del Balso	0	$0	0	$0	0	$0
Kathleen A. McCarragher	2	$1,739,747	0	$0	0	$0
Spiros Segalas	0	$0	1 +	$8,924 +	0	0

+	The portfolio manager only manages a portion of the account subject to a performance fee. The market value shown reflects the portion of the account managed by the portfolio manager.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.
Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g.,

38

large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.
Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.
In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.
Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.
DESCRIPTION OF COMPENSATION STRUCTURE
Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.
Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors reviewed for the portfolio managers are listed below in order of importance.
The following primary quantitative factor is reviewed for the portfolio managers:

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☐	One and three year pre-tax investment performance of groupings of accounts (a “Composite”) relative to market conditions, pre-determined passive indices, such as the Russell 1000® Growth Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;
The qualitative factors reviewed for the portfolio managers may include:
☐	Historical and long-term business potential of the product strategies;

☐	Qualitative factors such as teamwork and responsiveness; and

☐	Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

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JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. None of these accounts pays advisory fees that are based on account performance (“performance-based fees”). In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

			Other Pooled
	Other Registered		Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
	of	Assets	of		of
Portfolio Manager	Accounts	(in billions)	Accounts	Assets	Accounts	Assets
Bruce Speca	38	$67.3	0	$0	0	$0
Bob Boyda	38	$67.3	0	$0	0	$0
Steve Medina	38	$67.3	0	$0	0	$0
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund as of December 31, 2009.

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LORD, ABBETT & CO. LLC
All Cap Value Trust
INVESTMENT MANAGERS
Lord, Abbett & Co. LLC (“Lord Abbett”) manages the All Cap Value Trust through a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.
The portfolio management team for the All Cap Value Trust is headed by Robert P. Fetch. Assisting Mr. Fetch is Deepak Khanna. Messrs. Fetch and Khanna are jointly and primarily responsible for the day-to-day management of the All Cap Value Trust.
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

			Other Pooled Investment
	Other Registered		Vehicles		Other Accounts
	Investment Companies		Number		Number
	Number of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Robert P. Fetch	14	$9,592.33	2	$280.74	41 *	$910.6	*
Deepak Khanna	3	$3,259.31	2	$280.74	32 *	$653.2	**

*	Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals approximately $292.7 million in total assets.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
Conflicts of interest may arise in connection with the portfolio managers’ management of the investments of the All Cap Value Trust and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the fund and other accounts with similar investment objectives and policies. An portfolio manager potentially could use information concerning the fund’s transactions to the advantage of other accounts and to the detriment of the fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution

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Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the fund. Moreover, Lord Abbett’s Insider Trading and Receipt of Material Non-Public Information Policy and Procedure sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio manager’s management of the investments of the fund and the investments of the other accounts referenced in the table above.
COMPENSATION OF PORTFOLIO MANAGERS
When used in this section, the term “fund” refers to the All Cap Value Trust as well as any other registered investment companies, pooled investment vehicles and accounts managed by a portfolio manager. Each portfolio manager receives compensation from Lord Abbett consisting of salary, bonus and profit sharing plan contributions. The level of base compensation takes into account the portfolio manager’s experience, reputation and competitive market rates.
Fiscal year-end bonuses, which can be a substantial percentage of overall compensation, are determined after an evaluation of various factors. These factors include the portfolio manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns and similar factors. In considering the portfolio manager’s investment results, Lord Abbett’s senior management may evaluate the All Cap Value Trust’s performance against one or more benchmarks from among its primary benchmark and any supplemental benchmarks as disclosed in the prospectus, indexes disclosed as performance benchmarks by the portfolio manager’s other accounts, and other indexes within the one or more of the All Cap Value Trust’s peer group maintained by rating agencies, as well as its peer group. In particular, investment results are evaluated based on an assessment of the portfolio manager’s three- and five-year investment returns on a pre-tax basis versus both the benchmark and the peer groups. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager’s assets under management, the revenues generated by those assets, or the profitability of the portfolio manager’s team. Lord Abbett does not manage hedge funds. In addition, Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan’s earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.
Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager’s profit-sharing account are based on a percentage of the portfolio manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

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MARSICO CAPITAL MANAGEMENT, LLC
International Opportunities Trust
Portfolio Manager Disclosure
For any portfolio managed by a team or committee, the name of each committee member (or if there are more than five, the five persons with the most significant responsibility). In addition, appropriate five-year biographical information for each member of the committee disclosed should be provided in accordance with Item 5 of Form N-1A.
James G. Gendelman is the portfolio manager of the John Hancock Trust International Opportunities Trust. Prior to joining Marsico Capital in 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to1985.
The following chart reflects the portfolio manager’s investments in the fund that he manages. The chart also reflects information regarding accounts other than the fund for which the portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
James G. Gendelman	20	$8,152	8	$1,357	22	$2,301
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the fund that he managed as of December 31, 2009.
Material Conflicts. A description of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the fund’s investment, on the one hand, and the investments of the other accounts list in a. above , on the other. (This description would include, for example, material conflicts between the investment strategy on the fund and the investment strategy of other accounts managed by the portfolio manager and material conflicts in allocation of investment opportunities between the fund and other accounts managed by the portfolio manager.
As a general matter, MCM faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may or may not purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the

44

mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although MCM does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. MCM seeks to manage competing interests for the time and attention of portfolio managers.
The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. MCM often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, MCM seeks to allocate such trades to participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is MCM’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, MCM has adopted policies and procedures for allocating transactions across multiple accounts. MCM’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. MCM’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.
MCM has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, MCM monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.
Portfolio Manager Compensation. The structure of, and the method used to determine the compensation of each portfolio manager.
The compensation package for portfolio managers of MCM is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors including MCM’s overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other MCM benefits to the same extent and on the same basis as other Marsico Capital employees. Portfolio manager compensation comes solely from MCM. In addition, MCM’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns MCM, and may receive distributions on those equity interests.
As a general matter, MCM does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities. To encourage a long-term horizon for managing portfolios, MCM evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within MCM’s investment team, contributions to MCM’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

45

Massachusetts Financial Services Company (“MFS”)
Utilities Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in billions)	Accounts	(in millions)	Accounts	(in millions)
Robert D. Persons	13	$9.8	2	$401.9	2	$337.6
Maura A. Shaughnessy	5	$5.4	0	$0	0	$0
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.
The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. A fund’s trade allocation policies may give rise to conflicts of interest if the fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the fund’s investments. Investments selected for funds or accounts other than the fund may outperform investments selected for the fund.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the fund is concerned. In most cases, however, MFS believes that the fund’s ability to participate in volume transactions will produce better executions for the fund.

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MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the fund,for instance, those that pay a higher advisory fee and/or have a performance fee.
COMPENSATION
Portfolio manager total cash compensation is a combination of base salary and performance bonus:

—	Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than incentive compensation.

—	Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former and less weight given to the latter.
The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2009, the following benchmarks were used:

Portfolio Manager	Benchmark(s)
Robert D. Persons	Lipper Corporate Debt Funds BBB-Rated
Lipper Corporate Debt Funds A-Rated
Morningstar Dollar Bond Funds
Barclays Capital U.S. Aggregate Index
Lipper Variable Annuity Corporate Debt Funds A-Rated
Lipper Variable Annuity Corporate Debt Funds BBB-Rated

Maura A. Shaughnessy	Lipper Utility Funds
Standard & Poor’s Utilities Index
Lipper Variable Annuity Utility Funds
Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

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MFC Global Investment Management (U.S.), LLC
Active Bond Trust
Bond Trust
High Income Trust
Short-Term Government Income Trust
Strategic Income Opportunities Trust
Portfolio Managers and Other Accounts Managed:
The portfolio managers for the Active Bond Trust are: Barry H. Evans, Howard C. Greene and Jeffrey N. Given .
The portfolio managers for the Bond Trust are: H. Evans, Howard C. Greene and Jeffrey N. Given
The portfolio managers for the High Income Trust are: Arthur N. Calavritinos, John F. Iles, Dennis F. McCafferty, and Joseph E. Rizzo.
The portfolio managers for the Short-Term Government Income Trust are: Jeffrey N. Given, Howard C. Greene
The portfolio managers for the Strategic Income Trust are: Barry H. Evans, Daniel S. Janis, III, and John F. Iles.
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in thousands)	Accounts	(in thousands)	Accounts	(in thousands)
Arthur N. Calavritinos	2	$930,741	0	$0	2	$530,330
Barry H. Evans	6	$3,736,143	0	$0	86	$1,104,528
Jeffrey N. Given	8	$8,169,923	2	$82,841	16	$5,451,774
Thomas C. Goggins	1	$1,635,125	1	$26,454	7	$2,049,321
Horward C. Greene	4	$1,578,283	2	$82,841	16	$5,451,774
John F. Iles	3	$2,786,136	1	$26,454	11	$2,044,525
Daniel S. Janis, III	1	$1,635,125	1	$26,454	9	$1,514,195
Dennis F. McCafferty	2	$930,741	9	$9	2	$530,330
Joseph E. Rizzo	2	$930,741	0	$0	2	$530,330

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There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
At MFC Global (U.S.) the structure of compensation of investment professionals is comprised of the following components: base salary, an annual investment bonus plan, a deferred performance award vested and paid in two installments as well as customary benefits that are offered generally to all full-time employees of MFC Global (U.S.). A limited number of senior portfolio managers who serve as officers of both MFC Global (U.S.) and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial.
The following describes each component of the compensation package for the investment management team including portfolio managers, research analysts and traders.
Base Salary. Base compensation is fixed and normally reevaluated on an annual basis. MFC Global (U.S.) seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.
Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of MFC Global (U.S.) and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:
➢	Investment Performance: The majority of the bonus is calculated on investment performance of all accounts managed by the investment professional over one, three- and five-year periods are considered. The performance of each account is measured relative to an appropriate peer group benchmark. With respect to fixed income accounts, relative yields are also used to measure performance.
➢	Short Term Cash Payout — Paid out to investment professionals in February for the prior year’s performance.

➢	Long Term Deferred Compensation — Paid out to investment professionals in two installments in Years 4 and 5 of service. Based on three and five year performance periods relative to appropriate peer groups. Awards invested in MFC Global managed mutual funds during the vesting period.
➢	Financial Performance of MFC Global (U.S.): The financial performance of MFC Global (U.S.) and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of MFC Global (U.S.).

➢	Non-Investment Performance: The more intangible contributions of an investment professional to MFC Global (U.S.) business, including the investment professional’s support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluated in determining the amount of any bonus award.

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Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such options permit the investment professional to purchase a set amount of stock at the market price on the date of grant. Some investment professionals may receive restricted stock grants, where the investment professional is entitled to receive the stock at no or nominal cost, provided that the stock is forfeited if the investment professional’s employment is terminated prior to a vesting date.
MFC Global (U.S.) also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

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MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
(“MFC GLOBAL”)
Core Balanced Strategy Trust
Core Diversified Growth & Income Trust
American Fundamental Holdings Trust
American Global Diversification Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
500 Index Trust
500 Index Trust B
International Index Trust
Lifecycle Trusts
Lifestyle Trusts
Mid Cap Index Trust
Money Market Trust
Money Market Trust B
Optimized All Cap Trust
Optimized Value Trust
Pacific Rim Trust
Small Cap Index Trust
Smaller Company Growth Trust
Total Stock Market Index Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

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The following table reflects information as of December 31, 2009:

	Registered		Pooled
	Investment		Investment
	Company	Assets	Vehicle	Assets		Assets
Trust Manager	Accounts	Managed	Accounts	Managed	Other	Managed
(Worldwide)	(Worldwide)	US$ Mil	(Worldwide)	US$ Mil	Accounts	US$ Mil
Carson Jen & Narayan Ramani	14	$13,320	15	$1,385	1	$17
Matthew Lee, Terrace Chum & Tahnoon Pasha	2	$245	7	$2,044
Harpreet Singh, Chris Hensen, Brett Hryb, Rhonda Chang & Tina Hsiao	4	$1,901	7	$710	6
Jennifer Dowty	1	$3
Noman Ali	1	$3
Steve Orlich & Scott Warlow	36	$31,036	25	$35,588	17	$13
Maralyn Kobayashi & Faisal Rahman	3	$5,432	11	$1,420	1	$176
Terry Carr	1	$17	8	$1,313	8	$440
Bruce Specca, Bob Boyda, Steve Medina	38	$67,300
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
While funds managed by each of the portfolio managers may have many similarities, MFC Global has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.
DESCRIPTION OF COMPENSATION STRUCTURE
MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. MFC Global to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

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MORGAN STANLEY INVESTMENT MANAGEMENT (VAN KAMPEN)
Value Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Thomas Copper (Lead Manager)	6	$1,483,434,057	0	$0	0	$0
John Mazanec	6	$1,483,434,057	0	$0	0	$0
Thomas Bastian	20	$24,529,972,794	0	$0	1	$1,226,335
Mary Jayne Maly	20	$24,529,972,794	0	$0	1	$1,226,335
James Roeder	20	$24,529,972,794	0	$0	1	$1,226,335
Sergio Marcheli	20	$24,529,972,794	0	$0	1	$1,226,335
Mark Laskin	20	$24,529,972,794	0	$0	1	$1,226,335
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, Morgan Stanley Investment Management (“MSIM”) may receive fees from certain accounts that are higher than the fee it receives from the fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the fund. In addition, a conflict of interest could exist to the extent that MSIM has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in MSIM’s employee

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benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If MSIM manages accounts that engage in short sales of securities of the type in which the fund invests, MSIM could be seen as harming the performance of the fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. MSIM has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.
PORTFOLIO MANAGER COMPENSATION STRUCTURE
     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.
     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
     Discretionary compensation can include:
•	Cash Bonus.

•	Morgan Stanley’s Long Term Incentive Compensation awards — a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•	Investment Management Alignment Plan (IMAP) awards — a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of their IMAP deferral account into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund. For 2008 awards, a clawback provision was implemented that could be triggered if the individual engages in conduct detrimental to the Investment Adviser or its affiliates. For 2009 awards, this provision was further strengthened to allow the Firm to clawback compensation if the Firm realizes losses on certain trading position, investments or holdings.

•	Voluntary Deferred Compensation Plans — voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates.
     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:
•	Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

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•	Contribution to the business objectives of the Investment Adviser.

•	The dollar amount of assets managed by the portfolio manager.

•	Market compensation survey research by independent third parties.

•	Other qualitative factors, such as contributions to client objectives.

•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

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PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)
Global Bond Trust
Real Return Bond Trust
Total Return Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
William H. Gross	40	$284,124.82	21	$19,976.93	65	$35,735.41
Scott Mather	11	$9,340.33	48	$24,496.65	62	$16,787.46
Mihir Worah	20	$51,760.63	22	$5,982.20	54	$22,355.36
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered
	Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of	Assets	of	Assets
Manager	Accounts	Assets	Accounts	(in millions)	Accounts	(in millions)
William H. Gross	0	$0	4	$507.79	22	$12,478.45
Scott Mather	0	$0	3	$1,206.43	15	$6,330.16
Mihir Worah	0	$0	0	$0	12	$3,938.92
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the funds, track the same index a fund tracks or otherwise hold,

56

purchase, or sell securities that are eligible to be held, purchased or sold by the funds. The other accounts might also have different investment objectives or strategies than the funds.
Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a fund. Because of their positions with the funds, the portfolio managers know the size, timing and possible market impact of a fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a fund.
Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.
Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the funds and certain pooled investment vehicles, including investment opportunity allocation issues.
Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the funds and such other accounts on a fair and equitable basis over time.
Portfolio Manager Compensation
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.
Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.
In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:
•	3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the funds) and relative to applicable industry peer groups;

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•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.
A portfolio manager’s compensation is not based directly on the performance of any fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.
Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.
Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.
Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.
Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.
Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

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Perimeter Capital Management
Smaller Company Growth Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number
	of	Assets	of		Number of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	Assets	Accounts	(in millions)
Mark D. Garfinkel	2	$485.0	0	$0	30	$515.4
James N. Behre	2	$485.0	0	$0	28	$515.6
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number
	of		of		Number of	Assets
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	(in millions)
Mark D. Garfinkel	0	$0	0	$0	3	$28.9
James N. Behre	0	$0	0	$0	3	28.9
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
Potential Conflicts of Interest. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

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Rainier Investment Management
(“Rainier”)
Growth Equity Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
			Number		Number
Portfolio	Number of	Assets	of	Assets	of	Assets
Manager	Accounts	(in billions)	Accounts	(in millions)	Accounts	(in billions)
Daniel Brewer	14	$8.5	8	$965	155	$6.7
Mark Broughton	14	$8.5	8	$965	155	$6.7
Stacie Cowell	14	$8.5	8	$965	155	$6.7
Mark Dawson	14	$8.5	8	$965	155	$6.7
Andrea Durbin	14	$8.5	8	$965	155	$6.7
James Margard	14	$8.5	8	$965	155	$6.7
Peter Musser	14	$8.5	8	$965	155	$6.7

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Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
			Number		Number
Portfolio	Number of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Daniel Brewer	0	$0	0	$0	0	$0
Mark Broughton	0	$0	0	$0	0	$0
Stacie Cowell	0	$0	0	$0	0	$0
Mark Dawson	0	$0	0	$0	0	$0
Andrea Durbin	0	$0	0	$0	0	$0
James Margard	0	$0	0	$0	0	$0
Peter Musser	0	$0	0	$0	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
The compensation paid to Rainier for managing the fund is based only on a percentage of assets under management. Portfolio managers benefit from Rainier’s revenues and profitability. But no Portfolio Managers are compensated based directly on fee revenue earned by Rainier on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.
Execution and research services provided by brokers may not always be utilized in connection with the fund or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Rainier allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other client account, the fund may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, Rainier aggregates orders of the funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.
COMPENSATION
All of Rainier’s portfolio managers are compensated by Rainier. All portfolio managers receive a fixed salary. Portfolio managers who are shareholders of Rainier receive a dividend based on number of Rainier shares owned. Portfolio managers who are principals, but not shareholders, of Rainier receive a bonus based on a specific percentage of Rainier’s net income.

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RCM Capital Management LLC (“RCM”)
Science & Technology Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Walter C. Price	6	$2,218.69	6	$180.44	10	$556.22
Huachen Chen	5	$2,118.12	4	$172.44	16	$563.75
Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

Other Registered
	Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of	Assets	of
Manager	Accounts	Assets	Accounts	(in millions)	Accounts	Assets
Walter C. Price	0	$0	2	$8	0	$0
Huachen Chen	0	$0	0	0	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including

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accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.
These potential conflicts may include, among others:
• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.
• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.
• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, RCM’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold — for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
“Cross trades,” in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM has adopted compliance procedures that provide that any transaction between funds and another RCM-advised account are to be made at an independent current market price, as required by law.
Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.
A fund’s portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.
A fund’s portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(c) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are

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reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
A fund’s portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the funds and other accounts. In addition, a fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM’s investment personnel, including each fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds. See “Code of Ethics”.
Pallas Investment Partners, L.P. (“Pallas”) and Related Entities. Pallas is an investment adviser registered with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.
Pallas serves as investment manager to two unregistered investment companies (the “Pallas Hedge Funds”) — Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the “General Partner”). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner. Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas Investments II, L.P. and 1.5% for Pallas Global Technology Hedge Fund, L.P. Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the Science and Technology Fund.
RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCM’s affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.
RCM, Pallas, and certain other Allianz investment management affiliates (“Allianz Advisory Affiliates”) all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.
In addition, trades entered into by Pallas on behalf of Pallas’ clients are executed through RCM’s equity trading desk, and trades by Pallas on behalf of Pallas’ clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCM’s clients. All trades on behalf of Pallas’ clients that are executed through RCM’s equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) is treated fairly and equitably over time. The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.
DESCRIPTION OF COMPENSATION STRUCTURE
RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, and a benefits package (the “Bonus Program”). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the “Profit Program”).

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Bonus Program
Base Salary — Each Portfolio Manager is paid a fixed base salary set at a competitive level, taking into consideration the Portfolio Manager’s experience and responsibilities, as determined by RCM.
Annual Bonus and profit sharing opportunity — Each Portfolio Manager’s compensation is directly affected by the performance of the individual portfolios he or she manages, as well as the performance of the individual’s portfolio management team and the overall success of the firm. A target bonus amount is established at the beginning of the year based on peer data. Any bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance.. The individual performance criterion is derived from a calculation using both quantitative and qualitative factors. Approximately 70% of the individual’s performance rating is quantities, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant portfolio/Fund’s benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant Fund’s Lipper or institutional peer group). Performance is calculated over a three year trailing period. The remaining 30% of the bonus is based on a qualitative review of the individual’s performance.
Profit Program
In the Profit Program portfolio managers share in the profits generated by the mutual fund they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund.

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SSgA FUNDS MANAGEMENT, INC. (“SSgA FM”)
International Equity Index Trust A
International Equity Index Trust B
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered
	Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in billions)	Accounts	(in billions)	Accounts	(in billions)
Karl Schneider*	103	$60.6	192	$258.85	258	$190.54
Thomas Coleman*	103	$60.6	192	$258.85	258	$190.54
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.
A potential conflict of interest may arise as a result of a Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. A portfolio manager may also manage accounts whose objectives and policies differ from that of the fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.
A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when a portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive

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for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.
DESCRIPTION OF COMPENSATION STRUCTURE
The compensation of SSgA FM’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA FM and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group, and in the case of investment teams, the investment performance of their strategies. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. The same process is followed in determining incentive equity allocations.

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TEMPLETON GLOBAL ADVISORS LIMITED
Global Trust
The following chart reflects the portfolio managers’ investments in the fund that they manage. The chart also reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered
	Investment Companies		Other Pooled Investment Vehicles			Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Lisa Myers, CFA	8	$34,944.1	9	$10,466.2	7	$1,359.8
Tucker Scott, CFA	10	$35,478.5	7	$10,497.7	14	$4,109.0
Cindy Sweeting, CFA	17	$46,023.7	7	$8,732.1	15	$3,700.2
There are no accounts that pay fees based upon performance.
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Global Advisors Limited seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located anywhere in the world. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

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The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund’s code of ethics will adequately address such conflicts.
Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
Base salary Each portfolio manager is paid a base salary.
Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•	Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

•	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to

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purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

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TEMPLETON INVESTMENT COUNSEL, LLC(subadviser)
TEMPLETON GLOBAL ADVISORS LIMITED (sub-subadviser)
International Value Trust
Overseas Equity Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
	of	Assets	of	Assets	of	Assets
Portfolio Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Neil Devlin	3	1,497.5	9	21,914.1	40	6,262.2
Peter Nori	7	10,674.2	3	1,049.2	29	4,447.3
Tucker Scott, CFA	10	35,478.5	7	10,497.7	14	4,109.0
Cindy Sweeting, CFA	17	46,023.7	7	8,732.1	15	3,700.2
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

	Other Registered
	Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
	of		of	Assets	of
Portfolio Manager	Accounts	Assets	Accounts	(in millions)	Accounts	Assets
Neil Devlin	0	$0	1	$114.2	0	$0
Peter Nori	0	$0	0	$0	0	$0
Tucker Scott, CFA	0	$0	0	$0	0	$0
Cindy Sweeting, CFA	0	$0	0	$0	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the fund that they managed as of December 31, 2009.

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POTENTIAL CONFLICTS OF INTEREST
The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Investment Counsel LLC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.
A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.
The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.
Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund’s code of ethics will adequately address such conflicts.
Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
DESCRIPTION OF COMPENSATION STRUCTURE
Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:
     Base salary Each portfolio manager is paid a base salary.
Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the fund, have discretion in the granting of annual bonuses

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to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
☐	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

☐	Research Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

☐	Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

☐	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.
Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.
Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

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T. Rowe Price Associates, Inc.
Balanced Trust
Blue Chip Growth Trust
Capital Appreciation Value Trust
Equity-Income Trust
Health Sciences Trust
Mid Value Trust
New Income Trust
Science & Technology Trust
Small Company Value Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

			Other Pooled Investment
	Other Registered		Vehicles		Other Accounts
	Investment Companies		Number		Number
Portfolio	Number of	Assets	of	Assets	of	Assets
Manager	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
Preston G. Athey	7	$7,062.7	1	$13.0	11	$565.3
Edmund M. Notzon III	25	$63,165.4	57	$5,311.5	22	$1,826.9
Larry J. Puglia	15	$15,545.1	3	$1,137.9	10	$1,826.9
Daniel O. Shackelford	10	$11,724.1	0	$0	6	$586.4
Brian C. Rogers	13	$23,317.5	2	$1,007.6	10	$570.1
Ken Allen	2	$3,068.0	0	$0	0	$0
Kim DeDominicis	0	$0	0	$0	0	$0
Charles Shriver	2	$262.9	0	$0	14	$430.4
Kris H. Jenner	4	$2,498.9	0	$0	2	$53.3
David R. Giroux	3	$14,035.8	1	$91.3	0	$0
David J. Wallack	2	$7,691.1	1	$28.1	2	$297.2
There are no accounts that pay fees based upon performance.

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Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
Potential Conflicts of Interest. We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager’s management of the funds’ investments and the investments of the other account(s) included this response.
Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds, and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation”, T. Rowe Price portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
Portfolio Manager Compensation.
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors:
Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (e.g., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.
Performance is primarily measured on a pre-tax basis, though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund             shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account.
Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.
All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used for all portfolios managed by the portfolio managers.

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UBS GLOBAL ASSET MANAGEMENT
Large Cap Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009 ($millions):

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles
	Number		Number		Other Accounts
Portfolio	of	Assets	of	Assets	Number	Assets
Manager	Accounts	(in millions)	Accounts	(in millions)	of Accounts	(in millions)
Thomas Cole	14	$3,243	48	$7,622	13	$1,127
Thomas Digenan	14	$3,243	48	$7,622	16	$1,127
John Leonard	14	$3,243	48	$7,622	10	$1,127
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered
	Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of	Assets	of
Manager	Accounts	Assets	Accounts	(in millions)	Accounts	Assets
Thomas Cole	0	$0	3	$780	0	$0
Thomas Digenan	0	$0	3	$780	0	$0
John Leonard	0	$0	3	$780	0	$0
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
The portfolio management team’s management of the Trust and other accounts could result in potential conflicts of interest if the Trust and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Trust. A portfolio manager and his or her team manage the T and other accounts utilizing a model portfolio approach that groups

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similar accounts within a model portfolio. UBS Global AM manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.
If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Trust may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.
The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global AM has adopted a Code of Ethics that governs such personal trading but there is no assurance that the Code will adequately address all such conflicts.
UBS AG (“UBS”) is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS Global AM and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Trust are engaged in businesses and have interests other than that of managing the Trust. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Trust.
UBS Global AM may purchase or sell, or recommend for purchase or sale, for the Trust or its other accounts securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position or (iv) for which its affiliates make a market; or in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS Global AM may recommend to the Trust or its other clients, or purchase for the Trust or its other clients, securities of issuers in which UBS has an interest as described in this paragraph.
From time to time and subject to client approval, UBS Global AM may rely on certain affiliates to execute trades for the Trust or its other accounts. For each security transaction effected by UBS, UBS Global AM may compensate and UBS may retain such compensation for effecting the transaction, and UBS Global AM may receive affiliated group credit for generating such business.
Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the Trust. UBS and one or more Client Accounts may buy or sell positions while the Trust is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Trust.
DESCRIPTION OF COMPENSATION STRUCTURE
UBS Global Asset Management’s compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of investment professionals with those of clients.
The total compensation received by the portfolio managers and analysts at UBS Global Asset Management, including the Trust’s portfolio managers, has up to three basic components – a fixed component (base salary and benefits), a variable cash component and, over a certain total compensation threshold, a variable deferred component. These are described in more detail below:
•	The fixed component (base salary and benefits) is set to be competitive in the industry and is monitored and adjusted periodically with reference to the relevant local labor market in order to remain so. The fixed

77

component is used to recognize the experience, skills and knowledge that portfolio managers and analysts bring to their roles.

•	Variable compensation is determined annually on a discretionary basis. It is correlated with the individual’s financial and non-financial contribution and with the performance of their respective function, UBS Global Asset Management and UBS as a whole. As its name implies, variable compensation can be variable and is delivered in cash and, over a certain total compensation threshold, deferred.

•	Variable deferred – employees may have a portion of their variable compensation deferred. The main deferral plan is the UBS Global Asset Management Equity Ownership Plan (Global AM EOP) which vests over a three year period. Through the Global AM EOP, investments are made in some combination of vehicles aligned to selected UBS Global Asset Management funds, UBS shares or notional shares. UBS Global Asset Management believes that, not only does this deferral plan reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool.
UBS Global Asset Management strongly believes that tying portfolio managers’ variable compensation to both the short-term and longer-term performance of their portfolios closely aligns the portfolio managers’ interests with those of the firm’s clients. The total variable compensation available generally will depend on the firm’s overall profitability.
The allocation of the variable compensation pool to each portfolio manager is linked to the investment performance of the Large Cap Trust relative to its benchmark, the Russell 1000 Index and, where appropriate peer strategies, over one and three years for Equities.
For analysts, variable compensation is, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years and coupled with a qualitative assessment of their contribution.

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WELLINGTON MANAGEMENT COMPANY, LLP
Alpha Opportunities Trust
Core Allocation Plus Trust
Investment Quality Bond Trust
Mid Cap Stock Trust
Natural Resources Trust
Small Cap Growth Trust
Small Cap Value Trust
The following chart reflects the portfolio managers’ investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Mario E. Abularach, CFA	17	$7,006,044,589	2	$214,760,890	10	$1,122,272,844
Steven C. Angeli, CFA	11	$1,923,111,829	14	$966,343,959	37	$1,685,616,456
James A. Bevilacqua	3	$1,273,238,395	6	$1,842,413,354	2	$104,887,188
Jay Bhutani	6	$812,531,014	19	$459,932,744	69	$2,139,535,856
Michael T. Carmen, CFA	8	$5,201,971,059	8	$580,201,900	10	$972,500,837
Evan S. Grace, CFA	4	$246,622,283	3	$1,042,389,151	10	$1,698,951,668
Christopher L. Gootkind, CFA	10	$27,916,189,871	0	$0	0	$0
Christopher A. Jones, CFA	10	$746,930,713	10	$772,023,074	18	$786,785,750
Timothy J. McCormack, CFA	6	$580,546,905	4	$308,047,708	20	$1,003,016,863
Stephen Mortimer	17	$6,120,464,893	2	$214,760,890	7	$692,866,122

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	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
John C. O’Toole, CFA	0	$0	5	$744,580,498	1	$68,790,775
Thomas L. Pappas, CFA	3	$36,579,915,178	4	$771,621,677	17	$21,513,168,421
Shaun F. Pedersen	7	$597,130,900	6	$454,454,381	20	$1,003,016,863
Kent M. Stahl, CFA	4	$1,875,380,878	1	$977,345	0	$0
Gregg R. Thomas, CFA	1	$756,254,902	0	$0	0	$0
Rick A. Wurster, CFA	0	$0	13	$631,529,501	1	$88,477,810
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Mario E. Abularach, CFA	0	$0	0	$0	2	$262,082,510
Steven C. Angeli, CFA	0	$0	2	$317,338,563	3	$416,619,017
James A. Bevilacqua	0	$0	5	$801,479,475	0	$0
Jay Bhutani	0	$0	0	$0	10	$365,404,455
Michael T. Carmen, CFA	0	$0	2	$331,540,897	1	$153,904,127
Evan S. Grace, CFA	0	$0	4	$217,551,506	0	$0
Christopher L. Gootkind, CFA	3	24,912,951,964	0	$0	0	$0
Christopher A. Jones, CFA	0	$0	0	$0	3	$275,819,415

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	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Timothy J. McCormack, CFA	0	$0	0	$0	0	$0
Stephen Mortimer	0	$0	0	$0	2	$262,082,510
John C. O’Toole, CFA	0	$0	0	$0	0	$0
Thomas L. Pappas, CFA	0	$0	0	$0	0	$0
Shaun F. Pedersen	0	$0	0	$0	0	$0
Kent M. Stahl, CFA	0	$0	0	$0	0	$0
Gregg R. Thomas, CFA	0	$0	0	$0	0	$0
Rick A. Wurster, CFA	0	$0	0	$0	1	$80,278,493
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
POTENTIAL CONFLICTS OF INTEREST
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Investment Professionals generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective

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holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Messrs. Angeli, Bandtel, Bevilacqua and Carmen also manage hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
DESCRIPTION OF COMPENSATION STRUCTURE
Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreements between Wellington Management and the Adviser on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Fund. The following information relates to the fiscal year ended December 31, 2009.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Funds (the “Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for the other Investment Professionals are determined by the Investment Professionals’ experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each equity Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmark or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees. The incentive paid to fixed income Investment Professionals is based on the revenues earned by Wellington Management, which have no performance-related component.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly

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by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Angeli, Carmen, Jones, McCormack, Mortimer, Pappas, and Stahl are partners of the firm.

Fund	INCENTIVE BENCHMARK(S) / PEER GROUPS

Alpha Opportunities Trust	Russell 3000 Index

Core Allocation Plus Trust	MSCI World Index/Barclays Aggregate Index

Investment Quality Bond Trust	Not Applicable

Mid Cap Stock Trust	Russell Mid Cap Growth Index/ Lipper Mid Cap Growth Average

Natural Resources Trust	MSCI S&P World Energy Index/MSCI S&P World Metals & Mining Index/MSCI S&P World Paper & Forest Products Index

Small Cap Growth Trust	Russell 2000 Growth Index

Small Cap Value Trust	Russell 2000 Value Index

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WELLS CAPITAL MANAGEMENT, INCORPORATED
(“WellsCap”)
Core Bond Trust
U.S. High Yield Bond Trust
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of	Assets	of	Assets	of	Assets
Manager	Accounts	(in billions)	Accounts	(in billions)	Accounts	(in billions)
Troy Ludgood	10	$6.7	2	$1.4	35	$11.9
Niklas Nordenfelt	2	$0.8	4	$0.6	18	$1.1
Thomas O’Connor	11	$7.7	2	$1.4	37	$12.4
Phil Susser	2	$0.8	4	$0.6	29	$1.1
Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

	Other Registered
	Investment		Other Pooled
	Companies		Investment Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of	Assets	of	Assets
Manager	Accounts	Assets	Accounts	(in billions)	Accounts	(in billions)
Troy Ludgood	0	$0	0	$0	2	$2.7
Niklas Nordenfelt	0	$0	1	$0.3	2	$0.1
Thomas O’Connor	0	$0	0	$0	2	$2.7
Phil Susser	0	$0	1	$0.3	2	$0.1
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.

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POTENTIAL CONFLICTS OF INTEREST
Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.
DESCRIPTION OF COMPENSATION STRUCTURE
The compensation structure for Wells Capital Management’s Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the “Performance” sections of the Prospectuses.

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Western Asset Management Company
(“Western Asset”)
Western Asset Management Company Limited is sub-sub adviser*
Floating Rate Income Trust*
High Yield Trust*
Strategic Bond Trust*
U.S. Government Securities Trust
Portfolio Managers
Floating Rate Income Trust
A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer Stephen A. Walsh, Chief Investment Officer Emeritus and Investment Strategist S. Kenneth Leech, and portfolio managers Michael C. Buchanan and Timothy J. Settel manages the portfolio.
High Yield Trust
A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer Stephen A. Walsh, Chief Investment Officer Emeritus and Investment Strategist S. Kenneth Leech, and portfolio managers Michael C. Buchanan and Keith J. Gardner, manages the portfolio.
Strategic Bond Trust
A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer Stephen A. Walsh, Chief Investment Officer Emeritus and Investment Strategist S. Kenneth Leech, and portfolio managers Keith J. Gardner, Mark S. Lindbloom and Michael C. Buchanan, manages the portfolio.
U.S. Government Securities Trust
A team of investment professionals at Western Asset Management Company, led by Chief Investment Officer Stephen A. Walsh, Chief Investment Officer Emeritus and Investment Strategist S. Kenneth Leech, and portfolio managers Mark Lindbloom and Fredrick Marki, manages the portfolio.
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.

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The following table reflects information as of December 31, 2009:

					Other
	Other Registered		Other Pooled		Accounts
	Investment Companies		Investment Vehicles		Number
Portfolio	Number of		Number of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Michael C. Buchanan	15	$7,030,536,024	8	$4,051,883,479	11	$2,386,941,759
Keith J. Gardner	5	$1,218,713,611	6	$624,283,036	2	$128,763,146
S. Kenneth Leech	105	$180,950,596,530	229	$107,675,203,132	832	$190,201,806,337
Mark S. Lindbloom	4	$2,516,411,798	3	$117,911,817	48	$14,871,791,907
Frederick R. Marki	0	$0	4	$1,518,247,563	11	$2,386,941,759
Timothy J. Settel	0	$0	2	$635,877,323	0	$0
Steven A. Walsh	105	$180,950,596,530	229	$107,675,203,132	832	$190,201,806,337
Other Accounts Managed – Of Total listed above, those for which advisory fee is based on performance

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Michael C. Buchanan	0	$0	0	$0	0	$0
Keith J. Gardner	0	$0	0	$0	0	$0
S. Kenneth Leech	0	$0	6	$1,110,254,296	93	$24,235,576,277
Mark S. Lindbloom	0	$0	0	$0	4	$2,939,637,667
Frederick R. Marki	0	$0	0	$0	6	$1,965,500,555
Timothy J. Settel	0	$0	1	$271,609,169	0	$0
Steven A. Walsh	0	$0	6	$1,110,254,296	93	$24,235,576,277
Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of December 31, 2009.
Note: The numbers above reflect the overall number of portfolios managed by Western Asset. Mr. Walsh and Mr. Leech are involved in the management of all the firm’s portfolios, but they are not solely responsible for particular portfolios. Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing

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implementation of the firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.
POTENTIAL CONFLICTS OF INTEREST
Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a Portfolio’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of a Portfolio’s trades.
It is possible that an investment opportunity may be suitable for both a Portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a Portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.
With respect to securities transactions for the Portfolios, the Advisers determine which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a Portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a Portfolio or the other account(s) involved. Additionally, the management of multiple Portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or other account.
It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of a Portfolio. For example, a portfolio manager could short sell a security for an account immediately prior to a Portfolio’s sale of that security. To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sales) with long only accounts (which include the Portfolios) for timing and pattern related issues. Trading decisions for alternative investment and long only accounts may not be identical even though the same Portfolio Manager may manage both types of accounts. Whether the Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis.
A portfolio manager may also face other potential conflicts of interest in managing a Portfolio, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both a Portfolio and the other accounts listed above.
DESCRIPTION OF COMPENSATION STRUCTURE
At Western Asset, one compensation methodology covers all employees, including investment professionals.
Standard compensation includes competitive base salaries, generous employee benefits, incentive bonus and a retirement plan which includes an employer match and discretionary profit sharing. Incentive bonuses are usually distributed in May.
The Firm’s compensation philosophy is to manage fixed costs by paying competitive base salaries, but reward performance through the incentive bonus. A total compensation “range” for each position within Western Asset is

88

derived from annual market surveys and other relevant compensation-related data that benchmark each role to their job function and peer universe. This method is designed to base the reward for employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Furthermore, the incentive bonus makes up the variable component of total compensation. Additional details regarding the incentive bonus are below:
•	Each employee participates in the annual review process in which a formal performance review is conducted at the end of the year and also a mid-year review is conducted half way through the fiscal year.

•	The incentive bonus is based on one’s individual contributions to the success of one’s team performance and the Firm. The overall success of the Firm will determine the amount of funds available to distribute for all incentive bonuses.

•	Incentive compensation is the primary focus of management decisions when determining Total Compensation, as base salaries are purely targeting to pay a competitive rate for the role.

•	Western Asset offers a Long Term Incentive Plan (LTIP) as a part of the discretionary bonus for eligible employees. The eligibility requirements are discretionary and the plan includes all investment professionals, sales and relationship management professionals and senior managers. The purpose of the plan is to retain key employees by allowing them to participate in the LTIP where the awards are invested into a variety of Western Asset and Legg Mason funds. These contributions plus the investment gains are paid to the employee if he/she remains employed with Western Asset until the discretionary contributions become vested. The Discretionary Contributions allocated to the employee will be credited with tax-deferred investment earnings. Discretionary Contributions made to the Plan will be placed in a special trust that restricts management’s use and of access to the money.

•	Under limited circumstances, employees may be paid additional incentives in recognition of outstanding performance or as a retention tool. These incentives may include Legg Mason stock options.

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Appendix IV

JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.
Adviser Responsibilities
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:

1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007	March 26, 2008; June 27, 2008
John Hancock Funds II	September 28, 2007	March 26, 2008; June 27, 2008
John Hancock Funds III	September 11, 2007	June 10, 2008
John Hancock Bond Trust	September 11, 2007	June 10, 2008
John Hancock California Tax-Free Income Fund	September 11, 2007	June 10, 2008
John Hancock Capital Series	September 11, 2007	June 10, 2008
John Hancock Current Interest	September 11, 2007	June 10, 2008
John Hancock Equity Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust	September 11, 2007	June 10, 2008
John Hancock Investment Trust II	September 11, 2007	June 10, 2008
John Hancock Investment Trust III	September 11, 2007	June 10, 2008
John Hancock Municipal Securities Trust	September 11, 2007	June 10, 2008
John Hancock Series Trust	September 11, 2007	June 10, 2008
John Hancock Sovereign Bond Fund	September 11, 2007	June 10, 2008
John Hancock Strategic Series	September 11, 2007	June 10, 2008
John Hancock Tax-Exempt Series	September 11, 2007	June 10, 2008
John Hancock World Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund II	September 11, 2007	June 10, 2008
John Hancock Preferred Income Fund III	September 11, 2007	June 10, 2008
John Hancock Patriot Premium Dividend Fund II	September 11, 2007	June 10, 2008
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007	June 10, 2008
John Hancock Income Securities Trust	September 11, 2007	June 10, 2008
John Hancock Investors Trust	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007	June 10, 2008
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007	June 10, 2008

American Century Investments
PROXY VOTING POLICIES
American Century Investment Management, Inc. and American Century Global Investment Management, Inc. (collectively, the “Adviser”) are the investment managers for a variety of clients, including the American Century family of mutual funds. As such, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser.
General Principles
In voting proxies, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, the Adviser will vote proxies in the manner that we believe will do the most to maximize shareholder value.
Specific Proxy Matters
A. Routine Matters
1.1.1 1. Election of Directors
a.	Generally. The Adviser will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management’s director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management’s director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where the Adviser’s clients are significant holders of a company’s voting securities, management’s recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

American Century Investments	Proxy Voting Policies

b.	Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

c.	Classification of Boards. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.

d.	Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

e.	Withholding Campaigns. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.
1.1.2 2. Ratification of Selection of Auditors
The Adviser will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company’s financial position.
B. Equity-Based Compensation Plans
The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management’s recommendations with respect to adoption of or amendments to a company’s equity-based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.
The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company’s overall capitalization, the performance of the company relative to its

American Century Investments	Proxy Voting Policies

peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.
Amendments which are proposed in order to bring a company’s plan within applicable legal requirements will be reviewed by the Adviser’s legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.
The Adviser will generally vote against the adoption of plans or plan amendments that:
•	provide for immediate vesting of all stock options in the event of a change of control of the company (see “Anti-Takeover Proposals” below);

•	reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

•	establish restriction periods shorter than three years for restricted stock grants;

•	do not reasonably associate awards to performance of the company; and

•	are excessively dilutive to the company.
C. Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
1.1.3 1. Cumulative Voting
The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.

American Century Investments	Proxy Voting Policies

1.1.4 2. Staggered Board
If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against them. However, the Adviser does not necessarily vote against the re-election of staggered boards.
1.1.5 3. “Blank Check” Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.
1.1.6 4. Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
1.1.7 5. Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business

American Century Investments	Proxy Voting Policies

prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
1.1.8 6. Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.
1.1.9 7. “Supermajority” Voting Provisions or Super Voting Share Classes
A “supermajority” voting provision is a provision placed in a company’s charter documents which would require a “supermajority” (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.
1.1.10 8. “Fair Price” Amendments
This is another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively

American Century Investments	Proxy Voting Policies

affected and the proposal will not have the effect of discouraging acquisition proposals.
1.1.11 9. Limiting the Right to Call Special Shareholder Meetings.
The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
1.1.12 10. Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.
We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will – in our view – likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
1.1.13 11. Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.
1.1.14 12. Reincorporation
Reincorporation in a new state is often proposed as one part of a

American Century Investments	Proxy Voting Policies

package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.
We will examine reincorporation proposals on a case-by-case basis. If the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will vote affirmatively.
1.1.15 13. Confidential Voting
Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.
1.1.16 14. Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will vote in favor of opting out of restrictive state takeover laws.
C. Other Matters
1.1.17 1. Shareholder Proposals Involving Social, Moral or Ethical Matters
The Adviser will generally vote management’s recommendation on

American Century Investments	Proxy Voting Policies

issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder’s preferences regarding such issues is often unclear. Where this is the case, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser’s clients, and therefore will review management’s assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.
Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company’s contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals are better addressed outside the corporate arena, and will vote with management’s recommendation; in addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.
1.1.18 2. Anti-Greenmail Proposals
“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.
1.1.19 3. Indemnification
The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.
1.1.20 4. Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply

American Century Investments	Proxy Voting Policies

with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
1.1.21 5. Director Tenure
These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.
1.1.22 6. Directors’ Stock Options Plans
The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.
1.1.23 7. Director Share Ownership
The Adviser will vote against shareholder proposals which would require directors to hold a minimum number of the company’s shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Adviser’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser’s clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
In addition, to avoid any potential conflict of interest that may arise when one American Century mutual fund owns shares of another American Century mutual fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American

American Century Investments	Proxy Voting Policies

Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible (as in the case of the “NT” funds, where the LIVESTRONG funds are the sole shareholder), the shares of the underlying fund (e.g. the “NT” fund) will be voted in the same proportion as the vote of the shareholders of the corresponding American Century policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of the Growth Fund shareholders. In the case where the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.
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The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Adviser’s staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.
Original 6/1/1989
Revised 12/05/1991
Revised 2/15/1997
Revised 8/1/1999
Revised 7/1/2003
Revised 12/13/2005
Revised 11/29/2006 (KC Board)
Revised 03/08/2007 (MV Board)

American Century Investments	Proxy Voting Policies

Schedule A
Registered Investment Advisers
Investment Adviser
American Century Investment Management, Inc.
American Century Global Investment Management

PROXY VOTING PROCEDURES AND PRINCIPLES
The following summarizes American Funds’ internal operating procedures for voting proxies of portfolio companies. These procedures and principles, which have been in effect in substantially their current form for many years, are disclosed in accordance with a U.S. Securities and Exchange Commission requirement that all investment companies (mutual funds) make public how they conduct their proxy voting process.
SUMMARY
The American Funds are committed to acting in the best interests of their shareholders. We view proxies of companies held in the funds’ portfolios as significant assets and proxy voting as an integral part of the investment process. These Proxy Voting Procedures and Principles provide an important framework for analysis and decision-making; however, they are not exhaustive and do not address all potential issues. These are “principles” rather than “rules.” While we generally adhere to these principles, we have the flexibility to vote each proposal based on the specific circumstances that we believe are relevant. As a result, each proxy is analyzed and voted on a case-by-case basis. The voting process reflects our understanding of a company’s business, its management and its relationship with shareholders over time. In all cases, the investment objectives and policies of the funds remain the focus. As a matter of policy, we will not be influenced by outside sources or business relationships involving interests that may conflict with those of the funds and their shareholders.
PROXY VOTING PROCESS
All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy is received, Capital Research and Management Company (“CRMC”), investment adviser to the American Funds, prepares a summary of the proposals contained in the proxy. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of CRMC, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues.
The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by the appropriate investment committee of CRMC’s equity investment divisions under delegated authority. (References to “proxy committees” include the various investment committees and the individual fund proxy committees.) Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.

Revised 5-1-08
The analyst and proxy coordinator making voting recommendations are responsible for noting any situation that might appear to give rise to a potential conflict of interest. One example might be where a fund director also is a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the situation. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members. In the event the proxy committee cannot vote in accordance with these Principles and without the appearance of a conflict of interest, then the proxy proposal will be presented to each affected fund’s board for review.
PRINCIPLES
The following principles are grouped according to types of proposals usually presented to shareholders in proxy statements.
Director Matters
Election of Directors
We generally support the annual election of a company’s nominees for director. We may, however, oppose all or some of the company’s nominees if we believe it to be in the best interest of shareholders.
Separation of chairman and CEO
We generally leave the choice of chairman to the board’s discretion. However, we may support shareholder proposals to separate the chairman and CEO positions or appoint an independent chairman if we are aware of leadership issues that could negatively impact a company’s operations.
Shareholder Access to the Proxy
Shareholder proposals frequently require the company to amend its bylaws to allow a qualifying shareholder or group of shareholders to nominate up to two directors on the company’s proxy ballot. To qualify, a group must have owned a certain percentage of the company’s shares for a minimum period of time.
We are reviewing access proposals on a case-by-case basis. In general, we are not opposed to such proposals, but want to ensure that the ownership threshold is set at the right level to avoid misuse of this tool by those with objectives not aligned with the best interests of long-term shareholders. In addition, the holding period required is just as important as the ownership percentage; length of ownership shows a commitment that is more likely to be aligned with our interests as long-term shareholders.
Governance Provisions
Classified Boards
A “classified” board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). Generally, we support proposals declassifying boards.
Cumulative Voting
Under cumulative voting, each shareholder has a number of votes equal to the number of shares owned multiplied by the number of directors up for election. A shareholder can cast all of his/her votes for a single director, thus allowing minority shareholders to elect a director. We generally support proposals for cumulative voting in order to promote management and board accountability and opportunity for leadership change.
Majority Vote Requirement
Generally, we support proposals designed to make director elections more meaningful, either by requiring a majority vote in director elections (more ‘for’ votes than ‘against’), or by requiring any director receiving more withhold votes to tender his or her resignation.
Note: While we would typically support each of these proposals if presented separately, we are aware that often a company has already adopted several of the governance features described above. In such situations (such as a proposal to add cumulative voting in cases where directors are elected annually and there is a majority vote provision) we would consider proposals carefully to determine if the additional protections were necessary, or whether a combination of these features would leave a company vulnerable to coercive actions by shareholders with short-term investment horizons.
Anti-Takeover Provisions, Shareholder Rights and Re-incorporations
Shareholder Rights Plans (“poison pills”)
Poison pills are a defense against unwelcome takeover offers. These plans allow shareholders (other than the shareholder making the unwelcome takeover offer) to purchase stock at significantly discounted prices under certain circumstances. The plans force would-be acquirers to negotiate with the board, effectively giving the board veto power over any offer. Poison pills can be detrimental to the creation of shareholder value and can help entrench management by thwarting or deterring acquisition offers that are not favored by the board but that may be beneficial to shareholders.
We generally support the elimination of existing poison pills and proposals that would require shareholder approval to adopt prospective poison pills. There may be a few select circumstances, however, where the analyst feels a need for the company to maintain anti-takeover protection. Additionally, if a company has crafted a shareholder-friendly pill, we may not support a shareholder proposal to eliminate or amend the existing provisions. A good example of this is the Canadian model, which requires shareholder review and consideration of any acquisition offer.
Change of Corporate Domicile
     Re-incorporation within the U.S.: We generally leave the state domicile decision to the discretion of company management and its board.
     Re-incorporation outside the U.S.: We generally do not support a change of corporate domicile from the U.S. to another country where the probable intent is to avoid U.S. taxes.
The shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders especially in a proxy fight. We generally oppose proposals that would prevent shareholders from taking action without a formal meeting and, in some instances, take away the shareholder’s right to call a special meeting. When we review shareholder proposals to add this right, we consider the details of the proposal. Allowing a lower threshold (e.g. 10%) of shareholders to call a meeting may be too low a limit to prevent actions that are not in the best interests of the majority of a company’s shareholders.

Capitalization
Authorization of New Common Shares
We generally support reasonable increases in authorized shares when the company has articulated a need (for example, a stock split or re-capitalization). Even so, we are aware that new shares may dilute the ownership interest of shareholders. Consequently, we generally oppose proposals that would more than double the number of authorized shares.
Authorization of “Blank Check” Preferred Shares
Blank check preferred shares give the board complete discretion to set terms (including voting rights). Such shares may have voting rights far in excess of those held by common stockholders. We generally oppose proposals that allow a board to issue preferred shares without prior shareholder approval, as well as proposals that allow the board to set the terms and voting rights of preferred shares at their discretion. A request for preferred shares with voting rights are equal to those of existing common stock shares, however, generally would be supported.
Compensation and Benefit Plans
Option Plans
Option plans are complicated and many factors are considered when evaluating a plan. No single factor is determinative; the proxy committees weigh each plan based on protecting shareholder interests and our historical knowledge of the company and its management. Factors include: dilution of all option plans. We tend to oppose plans that result in “excessive” dilution for existing shareholders. Acceptable dilution levels are not rigidly defined, but will be a function of the: (i) stage of the company’s lifecycle (embryonic to mature); (ii) company size (market capitalization); (iii) historical growth rate of sales and earnings; and (iv) extenuating circumstances related to the company’s industry. In addition, greater dilution can be tolerated when options are awarded to all employees, instead of limiting awards to top-level management. We generally oppose evergreen plans (which provide for an automatic annual increase of shares available for award without shareholder approval).

y	Pricing: We believe options should be priced at 100% of fair market value (the price shareholders would pay on the open market) on the date they are granted. We do not generally support options priced at a discount to the market.

	Repricing: An “out-of-the-money” option has an exercise price that is higher than the current price of the stock. We generally have not supported replacing “out-of-the-money” options with new options at a lower exercise price (generally known as “re-pricing”) because it is not consistent with the purpose of offering options as compensation. However, there may be circumstances under which we would consider a limited exchange program.

y	Dilution: Dilution is the reduction of the voting power and/or economic interest of existing shareholders due to an increase in shares available for distribution to company employees in lieu of cash compensation. We consider several kinds of dilution: the historical annual dilution of the current plan, the potential dilution of the proposed plan and the cumulative
Restricted Stock Plans
We support restricted stock plans when such grants replace cash compensation without increasing the historical cash award and when the amount of restricted stock available for distribution represents a reasonable percentage of overall equity awards.
Non-Employee Director Compensation
We generally support equity-based compensation for non-employee directors that aligns their interests with shareholders. Such plans must be reasonable in size, have fair market value option grants and not create excess total compensation (they should be subject to the same limitations as executive incentive plans). We also review the mix of options, stock awards and cash compensation. We believe that compensation packages should be structured to attract, motivate and retain qualified directors, and that excessive board compensation can undermine the board’s independence.
Employee Stock Purchase Plans
These plans are designed to allow employees to purchase stock at a discount price and to receive favorable tax treatment when the stock is sold. In many cases, the price is 85% of the market value of the stock. These plans are broad-based and have relatively low caps on the amount of stock that may be purchased by a single employee. We generally support these types of plans.
Shareholder Proposals Regarding Executive Compensation
Advisory Vote on Executive Compensation
Executive compensation is an area that receives much scrutiny. Currently, there are a number of shareholder proposals asking companies to provide for a non-binding (advisory) vote on executive compensation. While we understand the intent of such proposals, we are concerned that a vote for or against the compensation disclosure in a proxy statement does not indicate specific issues to company management. There appear to be more effective ways of conveying concerns about compensation (including voting against incentive plans that provide for excessive compensation or withholding votes from compensation committee members).
We typically do not support shareholder proposals asking for such an advisory vote. There may be instances, however, where support of this proposal might be used to convey a message of dissatisfaction in cases of extremely aggressive compensation or where direct feedback to management has not resulted in any changes.
In general, we oppose shareholder proposals that seek to set limits on executive compensation because competitive compensation packages are necessary to attract, motivate and retain executives. Shareholder proposals on this issue tend to specify arbitrary compensation criteria.
Performance-Based Senior Executive Stock Option Grants
From time-to-time, shareholder proposals attempt to link performance-based options to an industry or peer group index rather than the market as a whole. Generally, we support the concept of linking pay to the company’s stock performance. However, we typically do not support shareholder requests to link stock option grants to the performance of a specific peer group or an industry index. We believe that such proposals may actually weaken the alignment of shareholder and management interests (i.e. depending on the benchmark, executives could profit even if a company’s performance declines). We prefer that compensation committees retain the flexibility to propose an appropriate index.
Executive Pay Restrictions or Freezes
We generally oppose proposals specifying restrictions on executive pay because they take away compensation committee flexibility. Such proposals include: terminating the company’s option or restricted stock programs; freezing executive pay during periods of large layoffs; establishing a maximum ratio between the highest paid executive and lowest paid employee; and linking executive pay to social criteria.
Executive Severance Agreements
Generally, we support proposals that require shareholder approval of executive severance agreements, largely because of the trend toward excessive severance benefits (known as “golden parachutes”). If an executive leaves for reasons related to poor performance, allowing a generous “parting gift” seems contrary to good corporate governance. While we typically support proposals asking that such severance be limited to 2.99 times pay and bonus (amounts over this threshold are subject to a 20% excise tax), we may vote against proposals that request a lower limitation.
Other Shareholder Proposals
Social Issues
We know that social issues involving the environment and human rights are important to many of our shareholders. At the same time, as investment professionals, we have a fiduciary responsibility to base our investment decisions solely on the financial objectives stated in the funds’ prospectuses. We consider social concerns within the context of the impact on a company’s investment merits. Thus, the possible impact of social issues on a company’s long-term success is among the things we consider when making investment decisions.
When evaluating proxy proposals relating to issues such as human rights, labor and employment, and smoking and tobacco, decisions are made on a case-by-case basis. We consider each of these proposals based on the impact to the company’s shareholders, the specific circumstances at each individual company, and the current policies and practices of the company.
We generally vote against proposals concerning social issues because many are phrased in a way that excessively constrains management flexibility or are difficult to implement. However, we may support
Environmental Issues
As with other types of proposals, when reviewing those related to environmental issues we take into account the investment implications and are required to vote in a manner consistent with the objectives of the fund. We examine each issue within the context of each specific company’s situation, including any potential adverse economic implications for the company’s business or operations that we feel have not been properly addressed. We will continue to review and vote these issues on a case-by-case basis.
Issuers Outside the U.S.
We vote proxies for companies outside the U.S. whenever practicable, and consider the benefits of voting against the costs. While the procedures for such proxies are similar to those of U.S. proxies, we utilize an expedited review process for these proxies. This is because we typically receive proxies from companies outside the U.S. just prior to the meeting, although progress has been made in increasing the amount of time given to consider and cast a vote. In addition, certain countries impose restrictions on the ability of shareholders to sell shares during the proxy voting period. We may choose, due to liquidity issues, not to subject shares to such restrictions and thus may not vote some shares.
Votes are based on proxy voting principles that are distinct for each country and the type of proposal. Also, an analyst from an appropriate CRMC investment division is consulted whenever an issue is not standard. Proxy summaries are prepared and circulated to the proxy committees if there is sufficient time and information available. We make a special effort to prepare summaries for proxies that contain controversial issues. In voting these proxies, we take into consideration differences in practice, regulations and laws of the various countries. We generally will abstain from voting when there is not sufficient information to allow an informed decision.

CONFIDENTIAL
Proxy Voting Policies and Procedures
For BlackRock Advisors, LLC
And Its Affiliated SEC Registered Investment Advisers
Effective
June, 2008

CONFIDENTIAL

CONFIDENTIAL
Proxy Voting Policies and Procedures
These Proxy Voting Policies and Procedures (the “Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers1 (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.2 Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.
When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,3 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).4 When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.5 It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.
Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

[1]	The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

[2]	In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

[3]	Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

[4]	DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

[5]	Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

CONFIDENTIAL
In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.[6] The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

I.	SCOPE OF COMMITTEE RESPONSIBILITIES

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.[7]

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues – such as approval of mergers and other significant corporate transactions – require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).[8]

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be

[6]	Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

[7]	The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

[8]	The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

CONFIDENTIAL
voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.9 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Risk Metrics Group, Inc. in that role. Risk Metrics Group, Inc. is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II.	SPECIAL CIRCUMSTANCES

A. Routine Consents

BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

B. Securities on Loan

Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities

[9]	The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

CONFIDENTIAL
lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.
C. Voting Proxies for Non-US Companies
While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.
As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.
D. Securities Sold After Record Date
With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.
E. Conflicts of Interest
From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other

CONFIDENTIAL
client of BlackRock (a “BlackRock Client”).10 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures shall apply:
1. The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. If, however, the matter to be voted on represents a non-routine matter that is material to a BlackRock Affiliate or a BlackRock Client and the Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and
2. if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Portfolio Management Group and/or the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.
III.	VOTING GUIDELINES

The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A. Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

[10]	Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

CONFIDENTIAL

#	VOTE and DESCRIPTION
A.1	FOR nominees for director of United States companies in uncontested elections, except for nominees who

▪    have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

▪ voted to implement or renew a “dead-hand” poison pill
▪ ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

▪ failed to act on takeover offers where the majority of the shareholders have tendered their shares
▪ are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
▪ on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

▪ sit on more than six boards of public companies

A.2	FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10	AGAINST shareholder proposals for term limits for directors

A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

A.13	FOR proposals requiring a majority of independent directors on a Board of Directors

A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

CONFIDENTIAL

#	VOTE and DESCRIPTION
A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer or shareholder proposals requiring the position of chair be filled by an independent director

A.17	FOR proposals to elect account inspectors

A.18	FOR proposals to fix the membership of a Board of Directors at a specified size

A.19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

A.23	FOR precatory and binding resolutions requesting that the board change the company’s by-laws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats

A.24	AGAINST shareholder proposals requiring two candidates per board seat

A.25	AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care

A.26	AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness

A.27	AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”), but that previously the company was not required to indemnify

A.28	FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
• If the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company; and
• If only the director’s legal expenses would be covered

A.29	AGAINST proposals that provide that directors may be removed only for cause

CONFIDENTIAL

#	VOTE and DESCRIPTION
A.30	FOR proposals to restore shareholders’ ability to remove directors with or without cause

A.31	AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies

A.32	FOR proposals that permit shareholders to elect directors to fill board vacancies, provided that it is understood that investment company directors may fill Board vacancies as permitted by the Investment Company Act of 1940, as amended
     B. Auditors
These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
The Committee’s general policy is to vote:

B.1	FOR approval of independent auditors, except for

▪ auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

▪ auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

▪ on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years
     C. Compensation and Benefits
These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

CONFIDENTIAL
The Committee’s general policy is to vote:

C.1	IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10	AGAINST proposals to ban all future stock or stock option grants to executives

C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

C.13	FOR shareholder proposals – based on a case-by-case analysis – that request the Board to establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives

C.14	AGAINST executive compensation plans in which there is a no connection between the CEO’s pay and company performance (e.g., the plan calls for an increase in pay and when there has been a decrease in company performance

C.15	WITHHOLD votes from the Compensation Committee members when company compensation plan has no connection between executive pay and company performance

C.16	FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table

CONFIDENTIAL

C.17	FOR shareholder proposals seeking disclosure regarding the company, Board, or Board committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid

C.18	AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation

C.19	FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts

C.20	FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans

C.21	FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the SERP’s definition of covered compensation used to establish such benefits

C.22	AGAINST the equity plan if any of the following factors apply:

• The total cost of the company’s equity plans is unreasonable;

• The plan expressly permits the repricing of stock options without prior shareholder approval;

• There is a disconnect between CEO pay and the company’s performance; and/or

• The plan is a vehicle for poor compensation practices

C.23	FOR equity plans for non-employee director on a case-by-case basis based on the structure of the plan

C.24	AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so

C.25	FOR shareholder proposals to put option repricings to a shareholder vote
     D. Capital Structure
These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
The Committee’s general policy is to vote:

CONFIDENTIAL

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	FOR management proposals approving share repurchase programs

D.4	FOR management proposals to split a company’s stock

D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date)

D.7	AGAINST proposals to create a new class of common stock with superior voting rights

D.8	AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights

D.9	FOR proposals to create a new class of nonvoting or sub-voting common stock if:

• It is intended for financing purposes with minimal or no dilution to current shareholders; and

• It is not designed to preserve the voting power of an insider or significant shareholder

D.10	AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock)

D.11	FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

D.12	FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced

D.13	FOR management proposals to implement a reverse stock split to avoid delisting

CONFIDENTIAL

D.14	FOR management proposals to increase the common share authorization for a stock split or share dividend

D.15	FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms
     E. Corporate Charter and By-Laws
These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee will oppose poison pill provisions unless, after consultation with the portfolio managers, it is determined that supporting the poison pill is in the best interest of the client.
The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill

E.2	FOR proposals seeking to redeem a poison pill

E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	FOR management proposals to change the company’s name

E.5	AGAINST proposals to require a supermajority shareholder vote

E.6	FOR proposals to lower supermajority vote requirements

E.7	AGAINST proposals giving the board exclusive authority to amend the bylaws

E.8	FOR proposals giving the board the ability to amend the bylaws in addition to shareholders

E.9	CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:

- The reasons for reincorporating

- A comparison of the governance provisions

- Comparative economic benefits, and

- A comparison of the jurisdiction laws

E.10	FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes

E.11	FOR proposals to restore, or provide shareholders with rights of appraisal

CONFIDENTIAL
     F. Corporate Meetings
These are routine proposals relating to various requests regarding the formalities of corporate meetings.
The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”

F.2	FOR proposals designating two shareholders to keep minutes of the meeting

F.3	FOR proposals concerning accepting or approving financial statements and statutory reports

F.4	FOR proposals approving the discharge of management and the supervisory board

F.5	FOR proposals approving the allocation of income and the dividend

F.6	FOR proposals seeking authorization to file required documents/other formalities

F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8	FOR proposals appointing inspectors of elections

F.9	FOR proposals electing a chair of the meeting

F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet

F.11	AGAINST proposals to require rotating sites for shareholder meetings

F.12	AGAINST proposals that are substantially duplicative (i.e., shareholder proposals that are unnecessary because a management proposal serves the same purpose)
     G. Investment Companies
These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective that the Investment Company Act of 1940 envisions will be approved directly by shareholders.
The Committee’s general policy is to vote:

G.1	FOR nominees for director of mutual funds in uncontested elections, except for nominees who

▪      have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

CONFIDENTIAL

▪ ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
▪ are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
▪ on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

G.6	AGAINST removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
     H. Environmental and Social Issues
These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.
The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2	AGAINST proposals seeking to have companies provide non-required analyses, information statements or reports in the following areas unless there are compelling investment reasons to request such reports:

- environmental liabilities;

- bank lending policies;

- corporate political contributions or activities;

- alcohol and tobacco advertising and efforts to discourage use of such products by minors or other groups;

- costs and risk of doing business in any individual country or the standards of operations in such country;

- involvement in nuclear defense systems or other military products;

- animal welfare standards;

- pricing policies;

CONFIDENTIAL

- the use of certain commodities, genetically modified materials or chemicals;

- sustainability and other perceived political, environmental or social issues that do not directly relate to the economic operations of the company;

- charitable contributions made by the company

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

H.5	FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

-      The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

-      The company’s level of disclosure is comparable to or better than information provided by industry peers; and

-      There are no significant fines, penalties, or litigation associated with the company’s environmental performance

H.6	AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions

H.7	FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

- The company does not maintain operations in Kyoto signatory markets;

- The company already evaluates and substantially discloses such information;

- Greenhouse gas emissions do not significantly impact the company’s core businesses; or

- The company is not required to comply with the Kyoto Protocol standards

H.8	AGAINST resolutions that request the disclosure of detailed information on a company’s policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use

H.9	AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders

H.10	AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage

CONFIDENTIAL

H.11	AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company

H.12	AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders

H.13	AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies

H.14	AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administrative burden on the company

H.15	FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company

H.16	AGAINST proposals to exclude references to sexual orientation, interests, or activities from a company’s EEO statement

H.17	AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company

H.18	AGAINST proposals to take specific actions or adopt policies that require the company to support legislation to:

- label or identify products in a certain manner;

- study or evaluate the use of certain company products;

- increase animal welfare standards to above those required by law; or

- engage in political, environmental or social activities that do not directly relate to the economic operations of the company

H.19	CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance, considering:

- The feasibility of financially quantifying environmental risk factors;

- The company’s compliance with applicable legislation and/or regulations regarding environmental performance;

- The costs associated with implementing improved standards;

- The potential costs associated with remediation resulting from poor environmental performance; and

CONFIDENTIAL

- The current level of disclosure on environmental policies and initiatives

H.20	FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public

H.21	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

- Risks associated with certain international markets;

- The utility of such a report to shareholders; and

- The existence of a publicly available code of corporate conduct that applies to international operations

H.22	CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

- The nature and amount of company business in that country;

- The company’s workplace code of conduct;

- Proprietary and confidential information involved;

- Company compliance with U.S. regulations on investing in the country; and/or

- Level of peer company involvement in the country

H.23	CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

- The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

- Agreements with foreign suppliers to meet certain workplace standards;

- Whether company and vendor facilities are monitored and how;

- Company participation in fair labor organizations;

- Type of business;

- Proportion of business conducted overseas;

- Countries of operation with known human rights abuses;

- Whether the company has been recently involved in significant labor and human rights controversies or violations;

- Peer company standards and practices; and

- Union presence in company’s international factories

CONFIDENTIAL
IV.	NOTICE TO CLIENTS

BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.[11] BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.

BlackRock encourages clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

[11]	Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

CMA Policy: Proxy Voting
Proxy Voting Policy

Last Review Date:	March 2009
Applicable Regulatory Authority:	Rule 206(4)-6 under the Investment Advisers Act of 1940 Form N-PX ERISA Department of Labor Bulletin 08-2 Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)
Explanation/Summary of Regulatory Requirements
An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.
Policy Summary
Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the Global Wealth and Investment Management (“GWIM”) Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer’s Office), as well as to Compliance Risk Management (“CRM”) and Legal. CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.
Policy
All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
Bank of America: Confidential

CMA Policy: Proxy Voting
accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.
CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.
CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.
Means of Achieving Compliance
The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Voting Guidelines; and (2) review of the Columbia Funds’ fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner. CMA has established a Proxy Committee which is responsible for overseeing the proxy voting process.
The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee’s charter.
CMA’S INVESTMENT ASSOCIATES’RESPONSIBILITIES
Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.
In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
Bank of America: Confidential

CMA Policy: Proxy Voting
Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B — Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.
Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.
CONFLICTS OF INTEREST
For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate 1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients’ best interests.
For those proxy proposals that: (1) are not addressed by CMA’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.
In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with

[1]	Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
CMA’s conflicts management procedures described below. For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management’s Conflicts of Interest Officer in writing (see Appendix B). In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter.
If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest, CMA will invoke one or more of the following conflict management procedures:
•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent; or

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.
Affiliate Investment Companies and Public Companies
CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation (“BAC”) or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.
Management of Conflicts of Interest – Additional Procedures
In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA reviews its proxy vendor’s conflicts of interest procedures as part of its oversight of the proxy vendor’s services.
CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.
Ownership Limits – Delegation of Proxy Voting to an Independent Third Party
From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).
The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA’s proxy voting agent.
PROXY VOTING GUIDELINES
A. CMA’s Proxy Voting Guidelines – General Practices.
The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.
B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.
A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.
C. Other Proxy Matters
For the following categories, proxies will be voted as stated below:
1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.
2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.
3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.
4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.
5. Proxies of Investment Company Shares. Proposals on issues other than affiliated investment companies (previously described) will be voted on the specific instruction of the Proxy Committee.
6. Proxy Referrals for Passive Index Accounts. Proxy Referrals for a security that is held only within a passive index account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA’s Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA’s Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.
7. Proxy Voting for Securities on Loan. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.
Supervision
Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.
Escalation
With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.
Monitoring/Oversight
CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.
Recordkeeping
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:
•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.
Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.
These records include:

Document	Responsible Party
Proxy Committee Meeting Minutes and Related Materials	Proxy Group in GWIM Investment Operations

Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations (or any other document created by CMA that was material to making a voting decision or that memorializes the basis for the voting decision)
Proxy Group in GWIM Investment Operations

Conflicts of Interest Review Documentation, including Conflicts of Interest Forms	Compliance Risk Management

Client Communications Regarding Proxy Matters	Client Service Group

Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC’s EDGAR System	Proxy Group in GWIM Investment Operations
Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
APPENDIX A – CMA’s Proxy Voting Policy
CMA’S VOTING GUIDELINES
A. The Proxy Committee has adopted the following guidelines for voting proxies:
1. Matters Relating to the Board of Directors/Corporate Governance
CMA generally will vote FOR:
•	Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:
(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.
On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•	Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.
CMA generally will vote FOR:
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
•	Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:
o	Established governance standards and guidelines.

o	Full board composed of not less than two-thirds “independent” directors, as defined by applicable regulatory and listing standards.

o	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

o	A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

o	Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

o	The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.
•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.
CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.
CMA generally will vote AGAINST:
•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.
CMA will vote on a CASE-BY-CASE basis in contested elections of directors.
CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:
•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•	Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

•	CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

•	CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.
2. Compensation
CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.
CMA generally will vote FOR:
•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•	Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.
CMA generally will vote AGAINST:
•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•	Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis
CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.
3. Capitalization
CMA generally will vote FOR:
•	Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.
CMA will evaluate on a CASE-BY-CASE basis proposals regarding:
•	Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:
o	Whether the company has attained benefits from being publicly traded.

o	Cash-out value

o	Balanced interests of continuing vs. cashed-out shareholders

o	Market reaction to public announcement of transaction
4. Mergers, Restructurings and Other Transactions
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.
5. Anti-Takeover Measures
CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:
Poison Pills
•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.
Greenmail
•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.
Supermajority vote
•	CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.
Control Share Acquisition Provisions
•	CMA will vote FOR proposals to opt out of control share acquisition statutes.
6. Other Business Matters
CMA generally will vote FOR:
•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.
CMA generally will vote FOR:
•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:
o	Credible reason exists to question:
▪	The auditor’s independence, as determined by applicable regulatory requirements.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
▪	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.
o	Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.
•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.
CMA generally will vote AGAINST:
•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•	Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.
CMA will vote AGAINST:
•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.
CMA will vote on a CASE-BY-CASE basis:
•	Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.
CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:
•	FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•	FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.
7. Other Matters Relating to Foreign Issues
CMA generally will vote FOR:
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•	Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•	Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.
CMA will generally vote FOR proposals to approve Directors’ Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.
CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:
•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.
8. Investment Company Matters
Election of Directors:
CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:
•	Board structure
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
•	Attendance at board and committee meetings.
CMA will WITHHOLD votes from directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.
Proxy Contests:
CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:
•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment
Converting Closed-end Fund to Open-end Fund:
CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.
Investment Advisory Agreements:
CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:
•	Proposed and current fee schedules

•	Fund category/investment objective
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)
Approving New Classes or Series of Shares:
CMA will vote FOR the establishment of new classes or series of shares.
Preferred Stock Proposals:
CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:
•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for anti-takeover purposes
Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):
CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:
•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk
CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.
Changing a Fundamental Restriction to a Non-fundamental Restriction:
CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:
•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio
Change Fundamental Investment Objective to Non-fundamental:
CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
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CMA Policy: Proxy Voting
Name Change Proposals:
CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:
•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition
Change in Fund’s Subclassification:
CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:
•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry
Disposition of Assets/Termination/Liquidation:
CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:
•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation
Changes to the Charter Document:
CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:
•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications
CMA will vote FOR:
•	Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•	Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval
CMA will vote AGAINST:
•	Proposals enabling the Board to:
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
Bank of America: Confidential

CMA Policy: Proxy Voting
•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document
Changing the Domicile of a Fund:
CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:
•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available
Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:
CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940 Distribution Agreements:
CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement
Master-Feeder Structure:
CMA will vote FOR the establishment of a master-feeder structure.
•	Mergers:
CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights
Shareholder Proposals to Establish Director Ownership Requirement:
CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
Bank of America: Confidential

CMA Policy: Proxy Voting
Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:
CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.
Shareholder Proposals to Terminate the Investment Adviser:
CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:
•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
Bank of America: Confidential

CMA Policy: Proxy Voting
APPENDIX B
Conflicts of Interest Disclosure and Certification Form
Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.
Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
Bank of America: Confidential

CMA Policy: Proxy Voting
4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
Bank of America: Confidential

APPENDIX C
CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:

Proxy Agenda Item(s)

Description of Item:

(The above information will be pre-populated by the Proxy Department.)
Recommendation (FOR , AGAINST, ABSTAIN) including brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed
By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:
GWIM Investment Operations – Proxy Department
     or
In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee
This document is current as of the last review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.
Bank of America: Confidential

Davis Selected Advisers, LP
(“Davis Advisors”)
Proxy Voting Policies and Procedures
Amended as of August 20, 2008

I. Introduction
II. Guiding Principles
III. Fiduciary Duties of Care and Loyalty
IV. Detailed Proxy Voting Policies
V. Ensuring Proxies are Voted
VI. Identifying and Resolving Potential Conflicts of Interest
VII. Proxy Oversight Group
VIII. Shareholder Activism
IX. Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted
X. Summary of Proxy Voting Policies and Procedures
XI. Records
XII. Amendments
Exhibit A, “Detailed Proxy Voting Policies”

I. Introduction
Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients’ holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients’ investments.
Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.
Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.
II. Guiding Principles
Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company’s board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:
Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company’s or management’s long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.
Other factors which we consider may include:
(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company’s shares and thereby enhance shareholder wealth. Davis Advisors’ research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.

(b) Allow responsible management teams to run the business. Because we try generally to invest with “owner oriented” managements (see above), we vote with the recommendation of management on most routine matters, unless circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management’s ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
(c) Preserve and expand the power of shareholders in areas of corporate governance – Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.
(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of longterm owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.
Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, “Detailed Proxy Voting Policies” provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.
III. Fiduciary Duties of Care and Loyalty
Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.
When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of “care” and “loyalty”:
(1) The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.

(2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client’s interest to Davis Advisors’ own interests.
IV. Detailed Proxy Voting Policies
Section II, “Guiding Principles” describe Davis Advisors’ pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.
V. Ensuring Proxies are Voted
If Davis Advisors has been assigned the right to vote the proxies on behalf of a client, then the Chief Compliance Officer shall conduct periodic tests to ensure that Davis Advisors is monitoring corporate actions and voting proxies on behalf of such clients.
Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Policies and Procedures shall not apply to that client’s account. The scope of Davis Advisors’ responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors’ contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.
Cost/Benefit Analysis. Davis Advisors is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client’s best interest, such as when Davis Advisors determines that the cost of voting the proxy exceeds the expected benefit to the client. Davis Advisors shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.
Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company’s shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients’ holdings.
Practical Limitations Relating To Proxy Voting While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).
Errors by Proxy Administrators. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis’ Advisors’ control to prevent or correct.

Record of Voting

The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.
VI. Identifying and Resolving Potential Conflicts of Interest
Potential Conflicts of Interest
A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors’ interests and those of its clients, Davis Advisors will consider:
(1) Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or
(2) Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.
Identifying Potential Conflicts of Interest
The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.
Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors’ clients control more than 2 1/2% of the voting company’s eligible vote; and (ii) more than 2 1/2% of Davis Advisors’ assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.
Resolving Potential Conflicts of Interest
The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

(1) Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;
(2) Davis Advisors may disclose the conflict to the client and obtain the client’s consent prior to voting the proxy;
(3) Davis Advisors may obtain guidance from an independent third party;
(4) The potential conflict may be immaterial; or
(5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.
VII. Proxy Oversight Group
Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:
(1) Establishes, amends, and interprets proxy voting policies and procedures; and
(2) Resolves conflicts of interest identified by the Compliance Department. Composition of the Proxy Oversight Group
The following are the members of the Proxy Oversight Group. Davis Advisors’:
(1) A Proxy Analyst as designated by the Chief Investment Officer from time to time;
(2) Davis Advisors’ Chief Compliance Officer; and
(3) Davis Advisors’ Chief Legal Officer.
Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.
VIII. Shareholder Activism
Davis Advisors’ fiduciary duties to its clients do not necessarily require Davis Advisors to become a “shareholder activist.” As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients. Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors’ clients.
IX. Obtaining Copies of Davis Advisors’ Proxy Voting Policies and Procedures and/or How Proxies Were Voted
Davis Advisors’ clients may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:
Davis Selected Advisers, L.P.
Attn: Chief Compliance Officer
2949 East Elvira Road, Suite 101
Tucson, Arizona, 85706

Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds’ website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC’s website at http://www.sec.gov. No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.
X. Summary of Proxy Voting Policies and Procedures
Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors’ Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors’ Form ADV Part II, which is delivered to all new clients.
XI. Records
Davis Advisors’ Chief Compliance Officer shall retain for the legally required periods the following records:
(a) Copies of Davis Advisors’ Proxy Voting Policies and Procedures and each amendment thereof;
(b) Proxy statements received regarding client securities;
(c) Records of votes Davis Advisors cast on behalf of clients;
(d) Records of written client requests for proxy voting information and Davis Advisors’ response; and
(e) Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.
XII. Amendments
Davis Advisors’ Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.

Exhibit A
Davis Selected Advisers, L.P.
Detailed Proxy Voting Policies
As Amended: June 2, 2006
The Guiding Principles control Davis Advisors’ Proxy Voting. Davis Advisors attempts to votes proxies in conformance with the Guiding Principles articulated in Section II of the Proxy Voting Policies and Procedures.
Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.
I. The Board of Directors
II. Executive Compensation
III. Tender Offer Defenses
IV. Proxy Contests
V. Proxy Contest Defenses
VI. Auditors
VII. Miscellaneous Governance Provisions
VIII. State of Incorporation
IX. Mergers and Corporate Restructuring
X. Social and Environmental Issues
XI. Capital Structure
I. The Board of Directors
A. Voting on Director Nominees in Uncontested Elections
(1) We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director’s record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors’ performance in this area. In assessing a director’s performance in selecting and evaluating management, the primary consideration is the company’s long-term track record of creating value for shareholders. In terms of their record on compensation, longterm results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management’s performance. Appropriate hurdles may include the company’s performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.
(2) In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.
(3) Directors also bear responsibility for the presentation of a company’s financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others.
(4) In voting on director nominees, we may also consider the following factors in order of importance:
(i) long-term corporate performance;
(ii) nominee’s business background and experience;
(iii) nominee’s investment in the company:
(iv) nominee’s ethical track record:
(v) whether a poor record of long term performance resulted from poor management or from factors outside of managements control:
(vi) corporate governance provisions and takeover activity (discussed in Sections III and IV):
(vii) interlocking directorships: and
(viii) other relevant information
B. Majority Voting.
We will generally vote for proposals that require a majority vote standard whereby directors must submit their resignation for consideration by the board of directors when they receive less than a majority of the vote cast.
We will review on a case-by-case basis proposals that require directors to receive greater than a majority of the vote cast in order to remain on the board.
C. Cumulative Voting.
We may either support or vote against cumulative voting depending on the specific facts and circumstances.
B. Classification/Declassification of the Board
We generally vote against proposals to classify the board.
We generally vote for proposals to repeal classified boards and to elect all directors annually.

II. Executive Compensation
A. Stock Options, Bonus Plans.
In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.
We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.
1. Over the long-term, what is the minimum level of shareholder returns below which management’s performance would be considered poor?
• Performance below that of the S&P 500.
• Performance below a pre-selected group of competitors.
• Performance below the company’s cost of equity capital.
2. Does the company’s proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?
In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is “yes,” as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate – or actually do not go up at all but are simply volatile – over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.
We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company’s past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of appropriate and reasonable performance criteria to long-term compensation plans.
B. Positive Compensation Practices.
Examples of the positive compensation practices we look for in both selecting companies and deciding how to cast our proxy votes include:
(1) A high proportion of compensation derived from variable, performance-based incentives;
(2) Incentive formulas that cut both ways , allowing for outsized pay for outsized performance but ensuring undersized pay when performance is poor;

(3) Base salaries that are not excessive;
(4) Company-wide stock-based compensation grants that are capped at reasonable levels to limit dilution;
(5) Stock-based compensation that appropriately aligns management incentives with shareholders, with a strong preference for equity plans that have a cost-of-capital charge or escalating strike price feature as opposed to ordinary restricted stock or plain vanilla options;
(6) Appropriate performance targets and metrics, spelled out in detail in advance of the performance period;
(7) Full and clear disclosure of all forms of management compensation and stock ownership (including full listing of the dollar value of perquisites, value of CEO change of control and termination provisions, pensions, and detail on management’s direct ownership of stock vs. option holdings, ideally presented in a format that is easy to compare and tally rather than tucked away in footnotes);
(8) Compensation committee members with the experience and wherewithal to make the tough decisions that frequently need to be made in determining CEO compensation;
(9) Policies that require executives to continue holding a meaningful portion of their equity compensation after vesting/exercise;
(10) Appropriate cost allocation of charges for stock-based compensation;
(11) Thoughtful evaluation of the present value tradeoff between options, restricted stock and other types of compensation; and
(12) Compensation targets that do not seek to provide compensation above the median of the peer group for mediocre performance. We believe this has contributed to the unacceptably high rates of CEO pay inflation.
III. Tender Offer Defenses
A. Poison Pills
We will generally vote against management proposals to ratify a poison pill.
We will generally vote for shareholder proposals to redeem a poison pill.
B. Fair Price Provisions
We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.
We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.
C. Greenmail
We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
D. Pale Greenmail
We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.
E. Unequal Voting Rights
We will generally vote against dual class exchange offers.
We will generally vote against dual class recapitalizations.
F. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
G. Supermajority Shareholder Vote Requirement to Approve Mergers
We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.
We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
H. White Squire Placements
We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

IV. Proxy Contests
A. Voting for Director Nominees in Contested Elections
Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:
• long-term financial performance of the target company relative to its industry
• management’s track record
• background to the proxy contest
• qualifications of director nominees (both slates)
• evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
• stock ownership positions
B. Reimburse Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.
V. Proxy Contest Defenses
A. Board Structure: Staggered vs. Annual Elections
We will generally vote against proposals to classify the board.
We will generally vote for proposals to repeal classified boards and to elect all directors annually.
B. Shareholder Ability to Remove Directors
We will generally vote against proposals that provide that directors may be removed only for cause.
We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.
We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.
C. Cumulative Voting
See discussion under “The Board of Directors”.

D. Shareholder Ability to Call Special Meetings
We will generally vote against proposals to restrict or prohibit the ability of significant shareholders to call special meetings.
We will generally vote for proposals that remove restrictions on the right of significant shareholders to call special meetings.
E. Shareholder Ability to Act by Written Consent
We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
We will generally vote for proposals to allow or make easier shareholder action by written consent.
VI. Auditors
A. Ratifying Auditors
We will generally vote for proposals to ratify auditors, unless any of the following apply:
• An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,
• Fees for non-audit services are excessive, or
• There is reason to believe that the independent auditor has rendered an opinion that materially misstates the company’s financial position and either knew or should have known of the accounting improprieties that led to the restatement.
We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes-Oxley mandates that the partners on a company’s audit engagement be subject to five-year term limits).
VII. Miscellaneous Governance Provisions
A. Confidential Voting
We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.
We will generally vote for management proposals to adopt confidential voting.
B. Equal Access
We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.
C. Bundled Proposals
We review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.
D. Shareholder Advisory Committees
We review on a case-by-case basis proposals to establish a shareholder advisory committee.
E. Stock Ownership Requirements
We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.
F. Term of Office and Independence of Committees
We will generally vote against shareholder proposals to limit the tenure of outside directors. We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. Director and Officer Indemnification and Liability Protection
Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.
We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.
We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
We will generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.
H. Charitable Contributions
We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.
I. Age Limits
We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.
J. Board Size
We will generally vote for proposals seeking to fix the board size or designate a range for the board size.
We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
K. Establish/Amend Nominee Qualifications
We vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We will generally vote against shareholder proposals requiring two candidates per board seat.
L. OBRA-Related Compensation Proposals
• Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.
• Amendments to Added Performance-Based Goals
We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section
162(m) of OBRA.
• Amendments to Increase Shares and Retain Tax Deductions Under OBRA
Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.
• Approval of Cash or Cash-and-Stock Bonus Plans
We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.
M. Shareholder Proposals to Limit Executive and Director Pay
We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.
We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.
N. Golden and Tin Parachutes
We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.
O. Employee Stock Ownership Plans (ESOPs)
We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).
P. 401(k) Employee Benefit Plans

We will generally vote for proposals to implement a 401(k) savings plan for employees.
Q. Stock Plans in Lieu of Cash
We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.
We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.
We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.
R. Director Retirement Plans
We will generally vote against retirement plans for non-employee directors.
We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.
S. Advisory Vote on Compensation
We will review on a case-by-case basis proposals to grant an annual advisory vote on executive compensation to shareholders (so-called “say on pay” votes).

VIII. State of Incorporation
A. Voting on State Takeover Statutes
We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).
B. Voting on Reincorporation Proposals
Proposals to change a company’s state of incorporation are examined on a case-by-case basis.
IX. Mergers and Corporate Restructurings
A. Mergers and Acquisitions
Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:
• anticipated financial and operating benefits
• offer price (cost vs. premium)
• prospects of the combined companies
• how the deal was negotiated
• changes in corporate governance and their impact on shareholder rights
B. Corporate Restructuring
Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.
C. Spin-offs
Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.
D. Asset Sales
Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.
E. Liquidations
Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. Appraisal Rights
We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.
G. Changing Corporate Name
We will generally vote for changing the corporate name.
X. Social and Environmental Issues
Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.
XI. Capital Structure
A. Common Stock Authorization
We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue, giving weight to a company’s history of past equity grants, long term performance, peer company practices, and evolving compensation practices (e.g. cash vs. equity weightings).
B. Reverse Stock Splits
We will review management proposals to implement a reverse stock split on a case-by-case basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. Blank Check Preferred Authorization
We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.
We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.
D. Shareholder Proposals Regarding Blank Check Preferred Stock
We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
E. Adjust Par Value of Common Stock
We will generally vote for management proposals to reduce the par value of common stock.
F. Preemptive Rights
We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.
G. Debt Restructurings
We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:
• Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
• Change in Control - Will the transaction result in a change in control of the company?
• Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?
Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H. Share Repurchase Programs
We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
I. Dual-class Stock
We will generally vote against proposals to create a new class of common stock with superior voting rights.
We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:
• It is intended for financing purposes with minimal or no dilution to current shareholders.
• It is not designed to preserve the voting power of an insider or significant shareholder.
J. Issue Stock for Use with Rights Plan
We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
K. Preferred Stock
We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
We will generally vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
We vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
L. Recapitalization
We vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M. Reverse Stock Splits
We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
We will generally vote for management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.
N. Stock Distributions: Splits and Dividends
We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.
O. Tracking Stock
Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

Declaration Management & Research LLC
DMR Mortgage Opportunity Fund LP
Proxy Voting Policy and Procedures
Declaration Management & Research LLC (“Declaration”) is a fixed income manager and the securities we purchase for client accounts are predominantly fixed income securities. Accordingly, we are seldom if ever called upon to vote equity securities on our clients’ behalf. However, in the event we were granted the discretion to vote proxies for a client’s account and an occasion arose where an equity security needed to be voted, we would follow the following proxy voting policy in carrying out our responsibilities to that client.
I. General Principles
In order to set a framework within which proxy questions should be considered and voted, the following general principles should be applied:
1) As a fiduciary under ERISA or otherwise, the discretion to vote proxies for a client’s account should be exercised keeping in mind a fiduciary’s duty to use its best efforts to preserve or enhance the value of the client’s account. We should vote on proxy questions with the goal of fostering the interests of the client (or the participants and beneficiaries in the case of an ERISA account).
2) Proxy questions should be considered within the individual circumstances of the issuer. It is possible that individual circumstances might mean that a given proxy question could be voted differently than what is generally done in other cases.
3) If a proxy question clearly has the capability of affecting the economic value of the issuer’s stock, the question should be voted in a way that attempts to preserve, or give the opportunity for enhancement of, the stock’s economic value.
4) In certain circumstances, even though a proposal might appear to be beneficial or detrimental in the short term, our analysis will conclude that over the long term greater value may be realized by voting in a different manner.
5) It is our policy that when we are given authority to vote proxies for a client’s account, we must be authorized to vote all proxies for the account in our discretion. We do not accept partial voting authority nor do we accept instructions from clients on how to vote on specific issues, except in the case of registered investment companies. Clients may wish to retain proxy voting authority and vote their own proxies if necessary in order to satisfy their individual social, environmental or other goals.

Since we cannot currently anticipate circumstances in which Declaration would be called upon to vote an equity security for a client’s account, it is difficult to specify in advance how we would vote on particular questions. For routine matters, we would expect to vote in accordance with the recommendation of the issuer’s management. For all other matters, we would decide how to vote on a case-by-case basis considering the relevant circumstances of the issuer.
We will from time to time review this proxy voting policy and procedures and may adopt changes from time to time. Clients may contact our Compliance Office, by calling 703-749-8200 or via e-mail at compliance@declaration.com to obtain a record of how we voted the proxies for their account.
II. Process
At Declaration, the investment research analysts are responsible for performing research on the companies in which we invest. The same analysts would be responsible for decisions regarding proxy voting, as they would be the most familiar with company-specific issues. Portfolio managers may also provide input when appropriate. Proxy voting mechanics are the responsibility of the analyst.
We may abstain from voting a client proxy if we conclude that the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant. We may also abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we would weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision would take into account the effect that the vote of our client, either by itself or together with other votes, was expected to have on the value of our client’s investment and whether this expected effect would outweigh the cost of voting.
We will maintain the records required to be maintained by us with respect to proxies in accordance with the requirements of the Investment Advisers Act of 1940 and, with respect to our registered investment company clients (including DMR Mortgage Opportunity Fund LP), the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC’s Edgar system. We may also rely upon a third party to maintain certain records required to be maintained by the Advisors Act or the Investment Company Act.
III. Conflicts of Interest
We manage the assets of various public and private company clients, and may invest in the securities of certain of these companies on behalf of our clients. As noted above, we invest principally in fixed income securities with respect to which proxies are not required to be voted. However, in the event we were to be granted the discretion to vote proxies by a client, and an equity security were to be held in that client’s portfolio with respect to which a vote was required; we would be responsible for voting proxies for that security. We recognize that the potential for conflicts of interest could arise in situations where we have discretion to vote client proxies and where we have material business relationships or material personal/family relationships with an issuer (or with a potential target or acquirer, in the case of a proxy vote in connection with a takeover). To address these potential conflicts we have established a Proxy Voting Committee (the “Committee”). The Committee consists of the President, the Executive Vice President – Director of Portfolio Management and the Chief Compliance Officer. The Committee will use reasonable efforts to determine whether a potential conflict may exist, including screening proxies against a list of clients with whom we have a material business relationship. However, a potential conflict shall be deemed to exist only if one or more of the members of the Committee actually know of the potential conflict. The Committee will work with the analyst assigned to the specific security to oversee the proxy voting process for securities where we believe we may have potential conflicts.
The Committee will meet to decide how to vote the proxy of any security with respect to which we have identified a potential conflict. The Committee will consider the analyst’s recommendation, make a decision on how to vote the proxy and document the Committee’s rationale for its decision.
Declaration is an indirect wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a public company. It is our general policy not to acquire or hold MFC stock on behalf of our clients. However, in the event that a client were to hold MFC stock in a portfolio which we managed, and we were responsible for voting a MFC proxy on behalf of the client, the Committee would decide how to vote the MFC proxy in a manner that it believes will maximize shareholder value. The Committee will document the rationale for its decision.
It is Declaration’s policy not to accept any input from any other person or entity, including its affiliates, when voting proxies for any security. In the event that a Declaration employee was contacted by any affiliate or any other person or entity, other than by means of standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event would be reported to the Chief Compliance Officer and would be documented. The Committee would then decide how to vote the proxy in question and would document the rationale for its decision.
If there is controversy or uncertainty about how any particular proxy question should be voted, or if an analyst or a Committee member believes that he or she has been pressured to vote in a certain way, he or she will consult with the Committee or with the Chief Compliance Officer and a decision will be made whether to refer the proxy to the Committee for voting. Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of our clients’ investments.
Adopted 07/03
Revised 09/04
Revised 04/08

Proxy Voting Policy and Guidelines

I. INTRODUCTION
AM has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and local regulation. These Proxy Voting Policies, Procedures and Guidelines shall apply to all accounts managed by US domiciled advisers and to all US client accounts managed by non US regional offices. Non US regional offices are required to maintain procedures and to vote proxies as may be required by law on behalf of their non US clients. In addition, AM’s proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts.
The attached guidelines represent a set of global recommendations that were determined by the Global Proxy Voting Sub-Committee (“the GPVSC”). These guidelines were developed to provide AM with a comprehensive list of recommendations that represent how AM will generally vote proxies for its clients. The recommendations derived from the application of these guidelines are not intended to influence the various AM legal entities either directly or indirectly by parent or affiliated companies. In addition, the organizational structures and documents of the various AM legal entities allows, where necessary or appropriate, the execution by individual AM subsidiaries of the proxy voting rights independently of any DB parent or affiliated company. This applies in particular to non U.S. fund management companies. The individuals that make proxy voting decisions are also free to act independently, subject to the normal and customary supervision by the management/boards of these AM legal entities.
II. AM’S PROXY VOTING RESPONSIBILITIES
Proxy votes are the property of AM’s advisory clients.1 As such, AM’s authority and responsibility to vote such proxies depend upon its contractual relationships with its clients. AM has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (“ISS”), an independent third-party proxy voting specialist. ISS votes AM’s advisory clients’ proxies in accordance with AM’s proxy guidelines or AM’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, AM will notify ISS to carry out those instructions. Where no specific instruction exists, AM will follow the procedures in voting the proxies set forth in this document. Certain Taft-Hartley clients may direct AM to have ISS vote their proxies in accordance with Taft Hartley voting Guidelines
Clients may in certain instances contract with their custodial agent and notify AM that they wish to engage in securities lending transactions. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan so that they do not get voted twice.

[1]	For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which AM serves as investment adviser or sub-adviser; for which AM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.
III. POLICIES

1. Proxy voting activities are conducted in the best economic interest of clients
AM has adopted the following policies and procedures to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by AM in good faith after appropriate review.
2. The Global Proxy Voting Sub-Committee
The Global Proxy Voting Sub-Committee (the “GPVSC”) is an internal working group established by the applicable AM’s Investment Risk Oversight Committee pursuant to a written charter. The GPVSC is responsible for overseeing AM’s proxy voting activities, including:
(i)	adopting, monitoring and updating guidelines, attached as Exhibit A (the “Guidelines”), that provide how AM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters;

(ii)	voting proxies where (A) the issues are not covered by specific client instruction or the Guidelines; (B) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (C) where an exception to the Guidelines may be in the best economic interest of AM’s clients; and

(iii)	monitoring the Proxy Vendor Oversight’s proxy voting activities (see below).
AM’s Proxy Vendor Oversight, a function of AM’s Operations Group, is responsible for coordinating with ISS to administer AM’s proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS’ proxy responsibilities in this regard.
3. Availability of Proxy Voting Policies and Procedures and proxy voting record
Copies of these Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at AM’s discretion. Clients may also obtain information on how their proxies were voted by AM as required by law and otherwise at AM’s discretion; however, AM must not selectively disclose its investment company clients’ proxy voting records. The Proxy Vendor Oversight will make proxy voting reports available to advisory clients upon request. The investment companies’ proxy voting records will be disclosed to shareholders by means of publicly-available annual filings of each company’s proxy voting record for 12-month periods ended June 30 (see “Recordkeeping” below), if so required by relevant law.
IV. PROCEDURES
The key aspects of AM’s proxy voting process are as follows:
1. The GPVSC’s Proxy Voting Guidelines
The Guidelines set forth the GPVSC’s standard voting positions on a comprehensive list of common proxy voting matters. The GPVSC has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

The GPVSC will review the Guidelines as necessary to support the best economic interests of AM’s clients and, in any event, at least annually. The GPVSC will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the GPVSC will thoroughly review and evaluate the proposed change and the reasons therefore, and the GPVSC Chair will ask GPVSC members whether anyone outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client has requested or attempted to influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee (see below) and will defer the approval, if possible. Lastly, the GPVSC will fully document its rationale for approving any change to the Guidelines.
The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which AM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which AM votes investment company proxies may differ from proposals for which a AM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of ISS. See Section IV.3.B.
Funds (“Underlying Funds”) in which Topiary Fund Management Fund of Funds (each, a “Fund”) invest, may from time to time seek to revise their investment terms (i.e. liquidity, fees, etc.) or investment structure. In such event, the Underlying Funds may require approval/consent from its investors to effect the relevant changes. Topiary Fund Management has adopted Proxy Voting Procedures which outline the process for these approvals.
2. Specific proxy voting decisions made by the GPVSC
The Proxy Vendor Oversight will refer to the GPVSC all proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.
Additionally, if, the Proxy Vendor Oversight, the GPVSC Chair or any member of the GPVSC, a portfolio manager, a research analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the GPVSC Chair and/or the Proxy Vendor Oversight.2
If the Proxy Vendor Oversight refers a proxy proposal to the GPVSC or the GPVSC determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the GPVSC will evaluate and vote the proxy, subject to the procedures below regarding conflicts.
The GPVSC endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the GPVSC’s voting determination.
3. Certain proxy votes may not be cast
In some cases, the GPVSC may determine that it is in the best economic interests of its clients not to vote certain proxies. If the conditions below are met with regard to a proxy proposal, AM will abstain from voting:
■	Neither the Guidelines nor specific client instructions cover an issue;

[2]	The Proxy Vendor Oversight generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt the Proxy Vendor Oversight to bring the solicitation to the attention of the GPVSC Chair. AM portfolio managers, AM research analysts and sub-advisers also may bring a particular proxy vote to the attention of the GPVSC Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the GPVSC Chair distributes to AM portfolio managers and AM research analysts.

■	ISS does not make a recommendation on the issue;

■	The GPVSC cannot convene on the proxy proposal at issue to make a determination as to what would be in the client’s best interest. (This could happen, for example, if the Conflicts of Interest Management Sub-committee found that there was a material conflict or if despite all best efforts being made, the GPVSC quorum requirement could not be met).
In addition, it is AM’s policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote proxies on the loaned securities. Lastly, the GPVSC may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.
The Proxy Vendor Oversight will coordinate with the GPVSC Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.
4. Conflict of Interest Procedures
A. Procedures to Address Conflicts of Interest and Improper Influence
Overriding Principle. In the limited circumstances where the GPVSC votes proxies,3 the GPVSC will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of AM’s clients.4
Independence of the GPVSC. As a matter of Compliance policy, the GPVSC and the Proxy Vendor Oversight are structured to be independent from other parts of Deutsche Bank. Members of the GPVSC and the employee responsible for Proxy Vendor Oversight are employees of AM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division (“CIB”). Their compensation cannot be based upon their contribution to any business activity outside of AM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division (“PCAM”) regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of AM (and within AM only on a need to know basis).
Conflict Review Procedures. There will be a committee (the “Conflicts of Interest Management Sub-Committee”) established within AM that will monitor for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the GPVSC. Promptly upon a determination that a vote shall be presented to the GPVSC, the GPVSC Chair shall notify the Conflicts of Interest Management Sub-Committee. The Conflicts of Interest Management Sub-Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if AM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the GPVSC’s decision on the particular vote at issue. GPVSC should provide the Conflicts of Interest Management Sub-Committee a reasonable amount of time (no less than 24 hours) to perform all necessary and appropriate reviews. To the extent that a conflicts review can not be sufficiently completed by the Conflicts of Interest Management Sub-Committee the proxies will be voted in accordance with the standard guidelines.

[3]	As mentioned above, the GPVSC votes proxies (i) where neither a specific client instruction nor a Guideline directs how the proxy should be voted, (ii) where the Guidelines specify that an issue is to be determined on a case by case basis or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.

[4]	The Proxy Vendor Oversight, who serves as the non-voting secretary of the GPVSC, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts of Interest Management Sub-Committee.

ghe information considered by the Conflicts of Interest Management Sub-Committee may include without limitation information regarding (i) AM client relationships; (ii) any relevant personal conflict known by the Conflicts of Interest Management Sub-Committee or brought to the attention of that sub-committee; (iii) and any communications with members of the GPVSC (or anyone participating or providing information to the GPVSC) and any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client regarding the vote at issue. In the context of any determination, the Conflicts of Interest Management Sub-Committee may consult with, and shall be entitled to rely upon, all applicable outside experts, including legal counsel.
Upon completion of the investigation, the Conflicts of Interest Management Sub-Committee will document its findings and conclusions. If the Conflicts of Interest Management Sub-Committee determines that (i) AM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts of Interest Management Sub-Committee will so inform the GPVSC chair.
If notified that AM has a material conflict of interest as described above, the GPVSC chair will obtain instructions as to how the proxies should be voted either from (i) if time permits, the effected clients, or (ii) in accordance with the standard guidelines. If notified that certain individuals should be recused from the proxy vote at issue, the GPVSC Chair shall do so in accordance with the procedures set forth below.
Note: Any AM employee who becomes aware of a potential, material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Compliance. Compliance shall call a meeting of the conflict review committee to evaluate such conflict and determine a recommended course of action.
Procedures to be followed by the GPVSC. At the beginning of any discussion regarding how to vote any proxy, the GPVSC Chair (or his or her delegate) will inquire as to whether any GPVSC member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts of Interest Management Sub-Committee.
The GPVSC Chair also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client, has: (i) requested that AM, the Proxy Vendor Oversight (or any member thereof) or a GPVSC member vote a particular proxy in a certain manner; (ii) attempted to influence AM, the Proxy Vendor Oversight (or any member thereof), a GPVSC member or any other person in connection with proxy voting activities; or (iii) otherwise communicated with a GPVSC member or any other person participating or providing information to the GPVSC regarding the particular proxy vote at issue, and which incident has not yet been reported to the Conflicts of Interest Management Sub- Committee.
If any such incidents are reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee and, if possible, will delay the vote until the Conflicts of Interest Management Sub-Committee can complete the conflicts report. If a delay is not possible, the Conflicts of Interest Management Sub-Committee will instruct the GPVSC whether anyone should be recused from the proxy voting process, or whether AM should vote the proxy in accordance with the standard guidelines, seek instructions as to how to vote the proxy at issue from ISS or, if time permits, the effected clients. These inquiries and discussions will be properly reflected in the GPVSC’s minutes.

Duty to Report. Any AM employee, including any GPVSC member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client to influence, how AM votes its proxies has a duty to disclose the existence of the situation to the GPVSC Chair (or his or her designee) and the details of the matter to the Conflicts of Interest Management Sub-Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.
Recusal of Members. The GPVSC will recuse from participating in a specific proxy vote any GPVSC members (whether voting or ex officio) and/or any other person who (i) are personally involved in a material conflict of interest; or (ii) who, as determined by the Conflicts of Interest Management Sub-Committee, have actual knowledge of a circumstance or fact that could effect their independent judgment, in respect of such vote. The GPVSC will also exclude from consideration the views of any person (whether requested or volunteered) if the GPVSC or any member thereof knows, or if the Conflicts of Interest Management Sub-Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.
If, after excluding all relevant GPVSC voting members pursuant to the paragraph above, there are three or more GPVSC voting members remaining, those remaining GPVSC members will determine how to vote the proxy in accordance with these Policies and Procedures. If there are fewer than three GPVSC voting members remaining, the GPVSC Chair will vote the proxy in accordance with the standard guidelines, will obtain instructions as to how to have the proxy voted from, if time permits, the effected clients and otherwise from ISS.
B. Investment Companies and Affiliated Public Companies
Investment Companies. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs AM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which AM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.
Subject to participation agreements with certain Exchange Traded Funds (“ETF”) issuers that have received exemptive orders from the U.S. Securities and Exchange Commission allowing investing DWS funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act of 1940, DeAM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.
Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, e.g., Deutsche bank itself, these proxies will be voted in the same proportion as the vote of other shareholders (i.e., “mirror” or “echo” voting).
Note: With respect to the QP Trust (not registered under the Investment Company Act of 1940), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines, and may determine, with respect to the QP Trust, to vote contrary to the positions in the Guidelines, consistent with the Fund’s best interest.
C. Other Procedures That Limit Conflicts of Interest
AM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including:

■	Deutsche Bank Americas Restricted Activities Policy. This policy provides for, among other things, independence of AM employees from CIB, and information barriers between AM and other affiliates. Specifically, no AM employee may be subject to the supervision or control of any employee of CIB. No AM employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of AM, without the prior approval of Legal or Compliance. Further, no employee of CIB shall have any input into the compensation of a AM employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, AM employees who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters, or initiatives. Further, under no circumstances should proxy votes be discussed with any Deutsche Bank employee outside of AM (and should only be discussed on a need-to-know basis within AM).
Other relevant internal policies include the Deutsche Bank Americas Code of Professional Conduct, the Deutsche Asset Management Information Sharing Procedures, the Deutsche Asset Management Code of Ethics, the Sarbanes-Oxley Senior Officer Code of Ethics, and the Deutsche Bank Group Code of Conduct. The GPVSC expects that these policies, procedures and internal controls will greatly reduce the chance that the GPVSC (or, its members) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.
V. RECORDKEEPING
At a minimum, the following types of records must be properly maintained and readily accessible in order to evidence compliance with this policy.
■	AM will maintain a record of each vote cast by AM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted.

■	The Proxy Vendor Oversight maintains records for each of the proxy ballots it votes. Specifically, the records include, but are not limited to:
–	The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.

–	Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.

–	Analyst worksheets created for stock option plan and share increase analyses.

–	Proxy Edge print-screen of actual vote election.
■	AM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Vendor Oversight or the GPVSC prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

■	The GPVSC also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

■	With respect to AM’s investment company clients, ISS will create and maintain records of each company’s proxy voting record for 12-month periods ended June 30. AM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:
–	The name of the issuer of the portfolio security;

–	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

–	The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

–	The shareholder meeting date;

–	A brief identification of the matter voted on;

–	Whether the matter was proposed by the issuer or by a security holder;

–	Whether the company cast its vote on the matter;

–	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

–	Whether the company cast its vote for or against management.
Note: This list is intended to provide guidance only in terms of the records that must be maintained in accordance with this policy. In addition, please note that records must be maintained in accordance with the applicable AM Records Management Policy.
With respect to electronically stored records, “properly maintained” is defined as complete, authentic (unalterable) usable and backed-up. At a minimum, records should be retained for a period of not less than six years (or longer, if necessary to comply with applicable regulatory requirements), the first three years in an appropriate AM office.
VI. THE GPVSC’S OVERSIGHT ROLE
In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the GPVSC will monitor the proxy voting process by reviewing summary proxy information presented by ISS. The GPVSC will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the GPVSC’s minutes.
Attachment A – Global Proxy Voting Guidelines
Deutsche Asset Management
Global Proxy Voting Guidelines
As Amended October 2008

Board Of Directors And Executives

Election Of Directors

Classified Boards Of Directors

Board And Committee Independence

Liability And Indemnification Of Directors

Qualifications Of Directors

Removal Of Directors And Filling Of Vacancies

Proposals To Fix The Size Of The Board

H Proposals to Restrict Chief Executive Officer’s Service on Multiple Boards

I Proposals to Restrict Supervisory Board Members Service on Multiple Boards

J Proposals to Establish Audit Committees

Capital Structure

Authorization Of Additional Shares

Authorization Of “Blank Check” Preferred Stock

Stock Splits/Reverse Stock Splits

Dual Class/Supervoting Stock

Large Block Issuance

Recapitalization Into A Single Class Of Stock

Share Repurchases

Reductions In Par Value

Corporate Governance Issues

Confidential Voting

Cumulative Voting

Supermajority Voting Requirements

Shareholder Right To Vote

Compensation

Establishment of a Remuneration Committee

Executive And Director Stock Option Plans

Employee Stock Option/Purchase Plans

Golden Parachutes

Proposals To Limit Benefits Or Executive Compensation

Option Expensing

Management board election and motion

Remuneration (variable pay)

Long-term incentive plans

Shareholder Proposals Concerning “Pay For Superior Performance”

Executive Compensation Advisory

Anti-Takeover Related Issues

Shareholder Rights Plans (“Poison Pills”)

Reincorporation

Fair-Price Proposals

Exemption From State Takeover Laws

Non-Financial Effects Of Takeover Bids

Mergers & Acquisitions

Social & Political Issues

Labor & Human Rights

Diversity & Equality

Health & Safety

Government/Military

Tobacco

Environmental Issues

Miscellaneous Items

Ratification Of Auditors

Limitation Of Non-Audit Services Provided By Independent Auditor

Audit Firm Rotation

Transaction Of Other Business

Motions To Adjourn The Meeting

Bundled Proposals

Change Of Company Name

Proposals Related To The Annual Meeting

Reimbursement Of Expenses Incurred From Candidate Nomination

Investment Company Proxies

International Proxy Voting
These Guidelines may reflect a voting position that differs from the actual practices of the public company (ies) within the Deutsche Bank organization or of the investment companies for which AM or an affiliate serves as investment adviser or sponsor.
NOTE: Because of the unique structure and regulatory scheme applicable to closed-end investment companies, the voting guidelines (particularly those related to governance issues) generally will be inapplicable to holdings of closed-end investment companies. As a result, determinations on the appropriate voting recommendation for closed-end investment company shares will be made on a case-by-case basis.
I. Board of Directors and Executives
A. Election of Directors
Routine: AM Policy is to vote “for” the uncontested election of directors. Votes for a director in an uncontested election will be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.
Proxy contest: In a proxy contest involving election of directors, a case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors. AM will incorporate the decisions of a third party proxy research vendor, currently, Institutional Shareholder Services (“ISS”) subject to review by the Proxy Voting Sub-Committee (GPVSC) as set forth in the AM’s Proxy Voting Policies and Procedures.
Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management’s nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.
B. Classified Boards of Directors
AM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.
Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.
C. Board and Committee Independence
AM policy is to vote:
1.	“For” proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.

2.	“For” proposals that require all members of a company’s compensation, audit, nominating, or other similar committees be comprised of independent or unaffiliated directors.

3.	“Against” shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.

4.	“For” separation of the Chairman and CEO positions.

5.	“Against” proposals that require a company to appoint a Chairman who is an independent director.
Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders’ interests are adequately represented. However, the Chairman of the board must have sufficient involvement in and experience with the operations of the company to perform the functions required of that position and lead the company.
No director qualifies as ‘independent’ unless the board of directors affirmatively determines that the director has no material relationship with the listed company (either directly or as a partner, shareholder or officer of an organization that has a relationship with the company).
Whether a director is in fact not “independent” will depend on the laws and regulations of the primary market for the security and the exchanges, if any, on which the security trades.
D. Liability and Indemnification of Directors
AM policy is to vote “for” management proposals to limit directors’ liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors’ liability would effect shareholders’ interests in pending litigation.
Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is too great, companies may not be able to find capable directors willing to serve. We support expanding coverage only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.
E. Qualifications of Directors
AM policy is to follow management’s recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.
Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.
F. Removal of Directors and Filling of Vacancies
AM policy is to vote “against” proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.
Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders’ ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.
Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.

G. Proposals to Fix the Size of the Board
AM policy is to vote:
1.	“For” proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.

2.	“Against” proposals allowing management to fix the size of the board without shareholder approval.
Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.
H. Proposals to Restrict Chief Executive Officer’s Service on Multiple Boards
AM policy is to vote “For” proposals to restrict a Chief Executive Officer from serving on more than three outside boards of directors.
Rationale: Chief Executive Officer must have sufficient time to ensure that shareholders’ interests are represented adequately.
Note: A director’s service on multiple closed-end fund boards within a fund complex are treated as service on a single Board for the purpose of the proxy voting guidelines.
I. Proposals to Restrict Supervisory Board Members Service on Multiple Boards (For FFT Securities)
AM policy is to vote “for” proposals to restrict a Supervisory Board Member from serving on more than five supervisory boards.
Rationale: We consider a strong, independent and knowledgeable supervisory board as important counter-balance to executive management to ensure that the interests of shareholders are fully reflected by the company.
Full information should be disclosed in the annual reports and accounts to allow all shareholders to judge the success of the supervisory board controlling their company.
Supervisory Board Member must have sufficient time to ensure that shareholders’ interests are represented adequately.
Note: A director’s service on multiple closed-end fund boards within a fund complex are treated as service on a single Board for the purpose of the proxy voting guidelines.
J. Proposals to Establish Audit Committees (For FFT and U.S. Securities)
AM policy is to vote “for” proposals that require the establishment of audit committees.
Rationale: The audit committee should deal with accounting and risk management related questions, verifies the independence of the auditor with due regard to possible conflicts of interest. It also should determine the procedure of the audit process.

II. Capital Structure
A. Authorization of Additional Shares (For U.S. Securities)
AM policy is to vote “for” proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).
Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.
B. Authorization of “Blank Check” Preferred Stock (For U.S. Securities)
AM policy is to vote:
1.	“Against” proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.

2.	“For” proposals mandating shareholder approval of blank check stock placement.
Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.
C. Stock Splits/Reverse Stock Splits
AM policy is to vote “for” stock splits if a legitimate business purpose is set forth and the split is in the shareholders’ best interests. A vote is cast “for” a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)
Rationale: Generally, stock splits do not detrimentally effect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.
D. Dual Class/Supervoting Stock
AM policy is to vote “against” proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.
Rationale: The “one share, one vote” principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.
E. Large Block Issuance (For U.S. Securities)
AM policy is to address large block issuances of stock on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the GPVSC as set forth in AM’s Proxy Policies and Procedures.

Additionally, AM supports proposals requiring shareholder approval of large block issuances.
Rationale: Stock issuances must be reviewed in light of the business circumstances leading to the request and the potential impact on shareholder value.
F. Recapitalization into a Single Class of Stock
AM policy is to vote “for” recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.
Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.
G. Share Repurchases
AM policy is to vote “for” share repurchase plans provided all shareholders are able to participate on equal terms.
Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.
H. Reductions in Par Value
AM policy is to vote “for” proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)
Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.
III. Corporate Governance Issues
A. Confidential Voting
AM policy is to vote “for” proposals to provide for confidential voting and independent tabulation of voting results and to vote “against” proposals to repeal such provisions.
Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.
B. Cumulative Voting (For U.S. Securities)
AM policy is to vote “against” shareholder proposals requesting cumulative voting and “for”management proposals to eliminate it. The protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast “against” cumulative voting and “for” proposals to eliminate it if:
a)	The company has a five year return on investment greater than the relevant industry index,

b)	All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and

c)	No shareholder (or voting block) beneficially owns 15% or more of the company.
Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.
Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation; however, the presence of other safeguards may make their use unnecessary.
C. Supermajority Voting Requirements
AM policy is to vote “against” management proposals to require a supermajority vote to amend the charter or bylaws and to vote “for” shareholder proposals to modify or rescind existing supermajority requirements.
*Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.
Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.
D. Shareholder Right to Vote
AM policy is to vote “against” proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote “for” proposals that remove such restrictions.
Rationale: Any reasonable means whereby shareholders can make their views known to management or effect the governance process should be supported.
IV. Compensation
Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board’s award of cash compensation amounts to executives unless a particular award or series of awards is deemed excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank’s criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.
A. Establishment of a Remuneration Committee (For FFT Securities)
AM policy is to vote “for” proposals that require the establishment of a remuneration committee.
Rationale: Corporations should disclose in each annual report or proxy statement their policies on remuneration. Essential details regarding executive remuneration including share options, long-term incentive plans and bonuses, should be disclosed in the annual report, so that investors can judge whether corporate pay policies and practices meet the standard.
The remuneration committee shall not comprise any board members and should be sensitive to the wider scene on executive pay. It should ensure that performance-based elements of executive pay are designed to align the interests of shareholders.
B. Executive and Director Stock Option Plans
AM policy is to vote “for” stock option plans that meet the following criteria:
(1)	The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)

(2)	The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.

(3)	The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.

(4)	The plan does not grant options on super-voting stock.
AM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and b) only certain high-level executives are subject to receive the performance based options.
AM will support proposals to eliminate the payment of outside director pensions.
Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders’ voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.
C. Employee Stock Option/Purchase Plans
AM policy is to vote for employee stock purchase plans (ESPP’s) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.
AM policy is to vote “for” employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.
Rationale: ESOPs and ESPP’s encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.
D. Golden Parachutes
AM policy is to vote “for” proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote “against” more restrictive shareholder proposals to limit golden parachutes.

Rationale: In setting a reasonable limitation, AM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary, are excessive.
E. Proposals to Limit Benefits or Executive Compensation
AM policy is to vote “against”
1.	Proposals to limit benefits, pensions or compensation and

2.	Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission (SEC) regulations.
Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.
F. Option Expensing
AM policy is to support proposals requesting companies to expense stock options.
Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, AM agrees that their value should not be ignored and treated as “no cost” compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.
G. Management board election and motion (For FFT Securities)
AM policy is to vote “against”:
•	the election of board members with positions on either remuneration or audit committees;

•	the election of supervisory board members with too many supervisory board mandates;

•	“automatic” election of former board members into the supervisory board.
Rationale: Management as an entity, and each of its members, are responsible for all actions of the company, and are — subject to applicable laws and regulations — accountable to the shareholders as a whole for their actions.
Sufficient information should be disclosed in the annual company report and account to allow shareholders to judge the success of the company.
H. Remuneration (variable pay): (For FFT Securities)
Executive remuneration for Management Board
AM policy is to vote “for” remuneration for Management Board that is transparent and linked to results.
Rationale: Executive compensation should motivate management and align the interests of management with the shareholders. The focus should be on criteria that prevent excessive remuneration; but enable the company to hire and retain first-class professionals.
Shareholder interests are normally best served when management is remunerated to optimise long-term returns. Criteria should include suitable measurements like return on capital employed or economic value added.
Interests should generally also be correctly aligned when management own shares in the company – even more so if these shares represent a substantial portion of their own wealth.
Its disclosure shall differentiate between fixed pay, variable (performance related) pay and long-term incentives, including stock option plans with valuation ranges as well as pension and any other significant arrangements.
Executive remuneration for Supervisory Board
AM policy is to vote “for” remuneration for Supervisory Board that is at least 50% in fixed form.
Rationale: It would normally be preferable if performance linked compensation were not based on dividend payments, but linked to suitable result based parameters. Consulting and procurement services should also be published in the company report.
I. Long-term incentive plans (For FFT Securities)
AM policy is to vote “for” long-term incentive plans for members of a management board that reward for above average company performance.
Rationale: Incentive plans will normally be supported if they:
•	directly align the interests of members of management boards with those of shareholders;

•	establish challenging performance criteria to reward only above average performance;

•	measure performance by total shareholder return in relation to the market or a range of comparable companies;

•	are long-term in nature and encourage long-term ownership of the shares once exercised through minimum holding periods;

•	do not allow a repricing of the exercise price in stock option plans.
J. Shareholder Proposals Concerning “Pay for Superior Performance”
AM policy is to address pay for superior performance proposals on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the GPVSC as set forth in AM’s Proxy Policies and Procedures.

Rationale: While AM agrees that compensation issues are better left to the discretion of management, they appreciate the need to monitor for excessive compensation practices on a case by case basis. If, after a review of the ISS metrics, AM is comfortable with ISS’s applying this calculation and will vote according to their recommendation.
K. Executive Compensation Advisory
AM policy is to follow management’s recommended vote on shareholder proposals to propose an advisory resolution seeking to ratify the compensation of the company’s named executive officers (NEOs) on an annual basis.
Rationale: AM believes that controls exist within senior management and corporate compensation committees, ensuring fair compensation to executives. This might allow shareholders to require approval for all levels of management’s compensation.
V. Anti-Takeover Related Issues
A. Shareholder Rights Plans (“Poison Pills”)
AM policy is to vote “for” proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote “against” the adoption of poison pills if they are submitted for shareholder ratification.
Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.
B. Reincorporation
AM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights. If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder’s interests and a vote cast “against.”
Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.
C. Fair-Price Proposals
AM policy is to vote “for” management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company’s shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights.
A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.
Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.

D. Exemption from state takeover laws
AM policy is to vote “for” shareholder proposals to opt out of state takeover laws and to vote “against” management proposals requesting to opt out of state takeover laws.
Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.
E. Non-financial Effects of Takeover Bids
Policy is to vote “against” shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.
Rationale: Non-financial effects may often be subjective and are secondary to AM’s stated purpose of acting in its client’s best economic interest.
VI. Mergers & Acquisitions
Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis incorporating information from an independent proxy research source (currently ISS.) Additional resources including portfolio management and research analysts may be considered as set forth in AM’s Policies and Procedures.
VII. Social, Environmental & Political Issues
Social and environmental issues are becoming increasingly important to corporate success. We incorporate social and environmental considerations into both our investment decisions and our proxy voting decisions – particularly if the financial performance of the company could be impacted.
With increasing frequency, shareholder proposals are submitted relating to social and political responsibility issues. Almost universally, the company management will recommend a vote “against” these proposals. These types of proposals cover an extremely wide range of issues. Many of the issues tend to be controversial and are subject to more than one reasonable, yet opposing, theory of support. More so than with other types of proxy proposals, social and political responsibility issues may not have a connection to the economic and corporate governance principles effecting shareholders’ interests. AM’s policy regarding social and political responsibility issues, as with any other issue, is designed to protect our client shareholders’ economic interests.
Occasionally, a distinction is made between a shareholder proposal requesting direct action on behalf of the board and a request for a report on (or disclosure of) some information. In order to avoid unduly burdening any company with reporting requirements, AM’s policy is to vote against shareholder proposals that demand additional disclosure or reporting than is required by the Securities and Exchange Commission unless it appears there is a legitimate issue and the company has not adequately addressed shareholders’ concerns.
A. Labor & Human Rights
AM policy is to vote “against” adopting global codes of conduct or workplace standards exceeding those mandated by law.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies
B. Diversity & Equality
1.	AM policy is to vote “against” shareholder proposals to force equal employment opportunity, affirmative action or board diversity.
Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.
2.	AM policy is also to vote “against” proposals to adopt the Mac Bride Principles. The Mac Bride Principles promote fair employment, specifically regarding religious discrimination.
Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the Mac Bride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.
C. Health & Safety
1.	AM policy is to vote “against” adopting a pharmaceutical price restraint policy or reporting pricing policy changes.
Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company’s competitive position in the marketplace.
2.	AM policy is to vote “against” shareholder proposals to control the use or labeling of and reporting on genetically engineered products.
Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.
D. Government/Military
1.	AM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company’s interaction with a particular foreign country or agency.
Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.
2.	AM policy is to vote “against” shareholder proposals regarding political contributions and donations.
Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.
3.	AM policy is to vote “against” shareholder proposals regarding charitable contributions and donations.
Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

E. Tobacco
1.	AM policy is to vote “against” shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as “against” requesting companies to report on the intentional manipulation of nicotine content.
Rationale: Where a tobacco company’s actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally effect a company’s ability to compete. The disclosure of nicotine content information could affect the company’s rights in any pending or future litigation.
2.	Shareholder requests to spin-off or restructure tobacco businesses will be opposed.
Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.
VIII. Environmental Issues
AM policy is to follow management’s recommended vote on CERES Principles or other similar environmental mandates (e.g., those relating to Greenhouse gas emissions or the use of nuclear power).
Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involves significant cost to companies.
IX. Miscellaneous Items
A. Ratification of Auditors
AM policy is to vote “for” a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.
Rationale: Absent evidence that auditors have not performed their duties adequately, support for management’s nomination is warranted.
B. Limitation of non-audit services provided by independent auditor
AM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company’s independent auditor.
Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, AM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.
C. Audit firm rotation
AM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, AM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.
D. Transaction of Other Business
AM policy is to vote against “transaction of other business” proposals.
Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.
E. Motions to Adjourn the Meeting
AM Policy is to vote against proposals to adjourn the meeting.
Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to make a decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.
F. Bundled Proposals
AM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.
Rationale: Shareholders should not be forced to “take the good with the bad” in cases where the proposals could reasonably have been submitted separately.
G. Change of Company Name
AM policy is to support management on proposals to change the company name.
Rationale: This is generally considered a business decision for a company.
H. Proposals Related to the Annual Meeting
AM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)
Rationale: These are considered routine administrative proposals.
I. Reimbursement of Expenses Incurred from Candidate Nomination
AM policy is to follow management’s recommended vote on shareholder proposals related to the amending of company bylaws to provide for the reimbursement of reasonable expenses incurred in connection with nominating one or more candidates in a contested election of directors to the corporation’s board of directors.
Rationale: Corporations should not be liable for costs associated with shareholder proposals for directors.

J. Investment Company Proxies
Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently ISS. However, regarding investment companies for which AM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.
Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, AM could vote “for” staggered boards of closed-end investment companies, although AM generally votes “against” staggered boards for operating companies. Further, the manner in which AM votes investment company proxies may differ from proposals for which a AM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.
Subject to participation agreements with certain Exchange Traded Funds (“ETF”) issuers that have received exemptive orders from the U.S. Securities and Exchange Commission allowing investing DWS funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act of 1940, DeAM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.
Note: With respect to the QP Trust (not registered under the Investment Company Act of 1940), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines, and may determine, with respect to the QP Trust, to vote contrary to the positions in the Guidelines, consistent with the Fund’s best interest.
K. International Proxy Voting
The above guidelines pertain to issuers organized in the United States, Canada and Germany. Proxies solicited by other issuers are voted in accordance with international guidelines or the recommendation of ISS and in accordance with applicable law and regulation.

IMPORTANT: The information contained herein is the property of Deutsche Bank Group and may not be copied, used or disclosed in whole or in part, stored in a retrieval system or transmitted in any form or by any means (electronic, mechanical, reprographic, recording or otherwise) without the prior written permission of Deutsche Bank Group.

Effective Date: June 5, 2009 CONFIDENTIAL AND PROPRIETARY PROXY VOTING POLICIES AND PROCEDURES
DIMENSIONAL FUND ADVISORS LP
DIMENSIONAL FUND ADVISORS LTD.
DFA AUSTRALIA LIMITED
Introduction
Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). Dimensional controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFAA”) (Dimensional, DFAL and DFAA are collectively referred to as the “Advisors”). DFAL and DFAA are also investment advisors registered under the Advisers Act.
The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients. Also, a client may, at times, ask an Advisor to provide voting advice on certain proxies without delegating full voting discretion to the Advisor. Depending on the client, the Advisors’ duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under ERISA.
The following Proxy Voting Policies and Procedures (the “Policy”) will apply to proxies received by the Advisors on behalf of clients to the extent that relationships with such clients are subject to the Advisers Act or clients that are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. (together, the “Dimensional Investment Companies”). The Advisors believe that this Policy is reasonably designed to meet their goal of ensuring that the Advisors vote (or refrain from voting) proxies in a manner consistent with the best interests of their clients, as understood by the Advisors at the time of the vote.
Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines which will change from time to time (the “Guidelines”). The Guidelines have been developed by Risk Metrics Group Inc. an independent third party, except with respect to certain matters which are generally described in Exhibit A. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, an Advisor will usually vote proxies in accordance with the Guidelines. The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to vote counter to the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined). To the extent that the Guidelines do not cover potential voting issues, an Advisor will vote on such issues in a manner that is consistent with the spirit of the Guidelines and that the Advisor believes would be in the best interests of the client.
The Advisor may, but will not ordinarily take social concerns into account in voting proxies with respect to securities held by clients including those held by socially screened portfolios or accounts.
The Advisors have retained Institutional Shareholder Services, a wholly owned subsidiary of Risk Metrics Group Inc. (“ISS”) to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Guidelines, effect votes on behalf of the clients for whom the Advisors have proxy voting responsibility and provide reports concerning the proxies voted. Although the Advisors may consider the recommendations of third party proxy service providers on proxy issues, the Advisors remain ultimately responsible for all proxy voting decisions.
Procedures for Voting Proxies
The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the “Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of each Advisor to vote proxies on behalf of the Advisors’ clients, including all authorized traders of the Advisors (“Authorized Persons”). The Committee may modify this Policy from time to time to meet the goal of acting in a manner consistent with the best interests of the clients.
Generally, the Advisors analyze proxy statements on behalf of their clients and vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. Therefore, an Advisor generally will not vote differently for different clients except when a client has expressly directed the Advisor to vote differently for such client’s account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client’s individualized proxy voting guidelines, the Advisor will vote the client’s proxies pursuant to the client’s guidelines.
Each Advisor votes (or refrains from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. The Advisor may determine that voting is not in the best interest of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.
In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.
Generally, the Advisors do not intend to engage in shareholder activism with respect to a pending vote. However, if an issuer’s management, shareholders or proxy solicitors contact the Advisors with respect to a pending vote, a member of the Committee may discuss the vote with such party and report to the full Committee.

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International Proxy Voting
While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.
With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisors do not vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.1 The Advisors determine whether to vote proxies of non-U.S. companies on a client by client basis, and generally implement uniform voting procedures for all proxies of companies in each country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ decision of whether or not to vote. In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will make every reasonable effort to vote such proxies.
Conflicts of Interest
Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of the Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines. Therefore, proxies voted should not result from any conflicts of interest.
In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial

[1]	As the SEC has stated, “There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client...For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.” See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated it “interprets ERISA§ 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan’s participants and beneficiaries.” See Preamble to Department of Labor Interpretative Bulletin 94-2, 59 FR 38860 (July 29, 1994) 19,971, CCH, 22,485-23 to 22,485-24 (1994).

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relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.
If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Dimensional Investment Company.
Availability of Proxy Voting Information and Recordkeeping
Each Advisor will inform its clients on how to obtain information regarding the Advisor’s voting of its clients’ securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients of how they can obtain a copy of the complete Policy upon request. The Advisor will include such information described in the preceding two sentences in Part II of its Form ADV. The Advisor will also provide its existing clients with the above information.
Recordkeeping
     The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and the Advisors’ responses (whether a client’s request was oral or in writing); and (v) any documents prepared by the Advisors that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.
Disclosure
Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC (“DFAS”) or an affiliate of Dimensional or DFAS.
The semi-annual reports of the Dimensional Investment Companies shall indicate that the procedures are available: (i) by calling Dimensional collect; or (ii) on the SEC’s website. If a request for the procedures is received, the requested description must be sent within three business days by a prompt method of delivery.
Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.

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EXHIBIT A
PROXY VOTING GUIDELINES
See Attached
* Dimensional will screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

Concise Summary of 2009 U.S. Proxy Voting Guidelines
Effective for Meetings on or after Feb. 1, 2009
1. Operational Items:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
     An auditor has a financial interest in or association with the company, and is therefore not independent;
     There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
     Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
     Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
     Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
     The tenure of the audit firm;
     The length of rotation specified in the proposal;
     Any significant audit-related issues at the company;
     The number of Audit Committee meetings held each year;
     The number of financial experts serving on the committee; and
     Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors:
Voting on Director Nominees in Uncontested Elections
Vote on director nominees should be determined on a CASE-BY-CASE basis.
Vote AGAINST or WITHHOLD from individual directors who:
• Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
     Degree to which absences were due to an unavoidable conflict;
     Pattern of absenteeism; and
     Other extraordinary circumstances underlying the director’s absence;
• Sit on more than six public company boards;*
• Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:
     The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;
     The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

     The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
     The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
     The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
     The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
     At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;
     The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;
     The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:
     The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
     The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
     The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
     The full board is less than majority independent.
Vote AGAINST or WITHHOLD from the members of the Audit Committee if:
     The non-audit fees paid to the auditor are excessive;
     The company receives an adverse opinion on the company’s financial statements from its auditor; or
     There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.
Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.
Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:
     There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);
     The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
     The company fails to submit one-time transfers of stock options to a shareholder vote;
     The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
     The company has backdated options (see “Options Backdating” policy);
     The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
• Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
     presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
     serves as liaison between the chairman and the independent directors;
     approves information sent to the board;
     approves meeting agendas for the board;
     approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
     has the authority to call meetings of the independent directors;
     if requested by major shareholders, ensures that he is available for consultation and direct communication;
• Two-thirds independent board;
• All independent key committees;
• Established governance guidelines;
• A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;
• The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
     Egregious compensation practices;
     Multiple related-party transactions or other issues putting director independence at risk;
     Corporate and/or management scandals;
     Excessive problematic corporate governance provisions; or
     Flagrant board or management actions with potential or realized negative impact on shareholders.
Majority Vote Shareholder Proposals
Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.
Performance/Governance Evaluation for Directors
Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).
Evaluate board accountability and oversight at companies that demonstrate sustained poor performance. Problematic provisions include but are not limited to:
     a classified board structure;
a supermajority vote requirement;

majority vote standard for director elections with no carve out for contested elections;
     the inability of shareholders to call special meetings;

     the inability of shareholders to act by written consent;
     a dual-class structure; and/or
     a non-shareholder approved poison pill.
If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, also take into consideration the company’s five-year total shareholder return and five-year operational metrics in the evaluation.
3. Proxy Contests
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
     Long-term financial performance of the target company relative to its industry;
     Management’s track record;
     Background to the proxy contest;
     Qualifications of director nominees (both slates);
     Strategic plan of dissident slate and quality of critique against management;
     Likelihood that the proposed goals and objectives can be achieved (both slates);
     Stock ownership positions.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
     The election of fewer than 50% of the directors to be elected is contested in the election;
     One or more of the dissident’s candidates is elected;
     Shareholders are not permitted to cumulate their votes for directors; and
     The election occurred, and the expenses were incurred, after the adoption of this bylaw.
4. Antitakeover Defenses and Voting Related Issues
Advance Notice Requirements for Shareholder Proposals/Nominations
Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.
Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
     Shareholders have approved the adoption of the plan; or
     The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
     No lower than a 20% trigger, flip-in or flip-over;
     A term of no more than three years;
     No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
     Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:
     the trigger (NOL pills generally have a trigger slightly below 5%);
     the value of the NOLs;
     the term;
     shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
     other factors that may be applicable.
In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.
5. Mergers and Corporate Restructurings
Overall Approach
For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
     Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.
     Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
     Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
     Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
     Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger.

     Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
6. State of Incorporation
Reincorporation Proposals
Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:
     Reasons for reincorporation;
     Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
     Comparison of corporation laws of original state and destination state
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
7. Capital Structure
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
     Specific reasons/ rationale for the proposed increase;
     The dilutive impact of the request as determined through an allowable cap generated by RMG’ quantitative model;
     The board’s governance structure and practices; and
     Risks to shareholders of not approving the request.
Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
     Specific reasons/ rationale for the proposed increase;
     The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ (“RMG”) quantitative model;
     The board’s governance structure and practices; and
     Risks to shareholders of not approving the request.
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
8. Executive and Director Compensation
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
     The total cost of the company’s equity plans is unreasonable;
     The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

     The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;
     The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;
     The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or
     The plan is a vehicle for poor pay practices.
Poor Pay Practices
Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.
The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:
• Egregious employment contracts — Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;
• Excessive perks/tax reimbursements:
     Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;
     Reimbursement of income taxes on executive perquisites or other payments;
     Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;
• Egregious pension/SERP (supplemental executive retirement plan) payouts:
     Inclusion of additional years of service not worked that result in significant payouts;
     Inclusion of performance-based equity awards in the pension calculation;
• New CEO with overly generous new hire package:
     Excessive “make whole” provisions;
     Any of the poor pay practices listed in this policy;
• Excessive severance and/or change in control provisions:
     Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;
     Payments upon an executive’s termination in connection with performance failure;
     Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);
     New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package;
     Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;
     New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;
     Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
• Dividends or dividend equivalents paid on unvested performance shares or units;
• Poor disclosure practices:
     Unclear explanation of how the CEO is involved in the pay setting process;
     Retrospective performance targets and methodology not discussed;
     Methodology for benchmarking practices and/or peer group not disclosed and explained;

• Internal Pay Disparity:
     Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
• Options backdating (covered in a separate policy);
• Other excessive compensation payouts or poor pay practices at the company.
Other Compensation Proposals and Policies
Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals
Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.
For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:
Relative Considerations:
     Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;
     Evaluation of peer groups used to set target pay or award opportunities;
     Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);
     Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
     Balance of fixed versus performance-driven pay;
     Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
     Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);
     Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).
Employee Stock Purchase Plans— Non-Qualified Plans
Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:
     Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
     Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
     Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
     No discount on the stock price on the date of purchase since there is a company matching contribution.
Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
     Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
     Rationale for the re-pricing—was the stock price decline beyond management’s control?
     Is this a value-for-value exchange?

     Are surrendered stock options added back to the plan reserve?
     Option vesting—does the new option vest immediately or is there a black-out period?
     Term of the option—the term should remain the same as that of the replaced option;
     Exercise price—should be set at fair market or a premium to market;
     Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Other Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Share Buyback Holding Periods
Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
• Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
     Rigorous stock ownership guidelines, or
     A holding period requirement coupled with a significant long-term ownership requirement, or
     A meaningful retention ratio,
• Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

     Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
Tax Gross-Up Proposals
Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
9. Corporate Social Responsibility (CSR) Issues
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
     Whether adoption of the proposal is likely to enhance or protect shareholder value;
     Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;
     The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
     Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;
     Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
     Whether the company’s analysis and voting recommendation to shareholders are persuasive;
     What other companies have done in response to the issue addressed in the proposal;
     Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
     Whether implementation of the proposal’s request would achieve the proposal’s objectives;
     Whether the subject of the proposal is best left to the discretion of the board;
     Whether the requested information is available to shareholders either from the company or from a publicly available source; and
     Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Genetically Modified Ingredients
Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.
Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
     The company’s business and the proportion of it affected by the resolution;
     The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
     Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.
Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.
Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.
Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:
     The nature of the company’s business and the potential for reputational and market risk exposure;
     The existing disclosure of relevant policies;
     Deviation from established industry norms;
     The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;
     Whether the proposal focuses on specific products or geographic regions; and
     The potential cost and scope of the requested report.
Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.
Climate Change
Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:
     The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
     The company’s level of disclosure is at least comparable to that of industry peers; and
     There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.
Lobbying Expenditures/Initiatives
Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:
     Significant controversies, fines, or litigation surrounding a company’s public policy activities,
     The company’s current level of disclosure on lobbying strategy, and
     The impact that the policy issue may have on the company’s business operations.
Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
     There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
     The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
     Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

     The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.
Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
     The degree to which existing relevant policies and practices are disclosed;
     Whether or not existing relevant policies are consistent with internationally recognized standards;
     Whether company facilities and those of its suppliers are monitored and how;
     Company participation in fair labor organizations or other internationally recognized human rights initiatives;
     Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
     Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
     The scope of the request; and
     Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
     The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or
     The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

2009 International Proxy Voting Guidelines Summary
Effective for Meetings on or after Feb 1, 2009
The following is a condensed version of the general policies for voting non-U.S. proxies contained in the RiskMetrics Proxy Voting Manual. In addition, RiskMetrics (“RMG”) has country- and market-specific policies, which are not captured below.
1. Operational Items
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
     There are concerns about the accounts presented or audit procedures used; or
     The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
     There are serious concerns about the accounts presented or the audit procedures used;
     The auditors are being changed without explanation; or
     Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
     There are serious concerns about the statutory reports presented or the audit procedures used;
     Questions exist concerning any of the statutory auditors being appointed; or
     The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
     The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
     The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
2. Board of Directors
Director Elections
Vote FOR management nominees in the election of directors, unless:
     Adequate disclosure has not been provided in a timely manner;
     There are clear concerns over questionable finances or restatements;
     There have been questionable transactions with conflicts of interest;
     There are any records of abuses against minority shareholder interests; or
     The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
RMG Classification of Directors – International Policy 2009

Executive Director
•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current employee of the company or its affiliates;

•	Relative[1] of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
Independent NED
•	No material[5] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:
[1] “Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5] For purposes of RMG director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
     A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or
     Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or
     Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. Capital Structure
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
     The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or
     The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
     Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);
     Duration does not exceed 18 months.
For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
     The repurchase can be used for takeover defenses;
     There is clear evidence of abuse;
     There is no safeguard against selective buybacks;
     Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.
RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
     The overall balance of the proposed plan seems to be clearly in shareholders’ interests;
     The plan still respects the 10 percent maximum of shares to be kept in treasury.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
4. Other
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
     Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.
     Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.
     Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

FRANKLIN ADVISERS, INC.
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Franklin Advisers, Inc. (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where: 1. The issuer is a client1 of Investment Manager or its affiliates;

1 For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

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2. The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;
3. The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2
4. The issuer is a significant executing broker dealer;3
5. An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;
6. A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or
7. The issuer is Franklin Resources, Inc. or any of its proprietary investment products. Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the

2 The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
3 The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).
4 “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
5 The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

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voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.
The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate. The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where

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it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.

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The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes antitakeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In

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addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has

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transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.
2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.
3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.
4. In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.
5. The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.
6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine

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that the appropriate documentation has been created, including conflict of interest screening.
7. The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.
8. The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.
9. The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.
10. If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.
11. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.
12. The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.
13. The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.
14. The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.
15. The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will

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recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.
16. At least annually, the Proxy Group will verify that:
•	Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

•	Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

•	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

•	Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of January 15, 2009

FRANKLIN MUTUAL ADVISERS, LLC
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Franklin Mutual Advisers, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
          1. The issuer is a client1 of Investment Manager or its affiliates;

[1]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

1	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;

2	The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[2]

3	The issuer is a significant executing broker dealer; [3]

4	An Access Person[4] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

5	A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[5] of such director or trustee, also serves as an officer or director of the issuer; or

6	The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the

[2]	The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest. [3] The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).
4     “Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
5     The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152). voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the

Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually. The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.
Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
1	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.

2	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.

3	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

4	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.

5	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.

8	The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.

9	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.
10	If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.
11	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.
12	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.
13	The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.
14	The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.
15.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.
16.	At least annually, the Proxy Group will verify that:

Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;

Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;

Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and

Timely filings were made with applicable regulators related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the

SEC, the CSA and other applicable regulators.
As of January 15, 2009

FRONTIER CAPITAL MANAGEMENT COMPANY, LLC
PROXY VOTING STATEMENT AND GUIDELINES
Introduction
As an investment adviser and fiduciary of client assets, Frontier utilizes proxy voting policies and procedures intended to pursue its clients’ best interest by protecting the value of clients’ investments. Frontier recognizes that proxies have an economic value. In voting proxies, we seek to both maximize the long-term value of our clients’ assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. These written proxy policies and procedures are designed to reasonably ensure that Frontier votes proxies in the best interest of clients for whom Frontier has voting authority.
Arrangements with Outside Firms
Frontier has contracted with a third party vendor (the “ proxy vendor”) to provide vote recommendations according to a set of pre-determined proxy voting policy guidelines. Frontier has contracted with another vendor to act as agent (the “proxy agent”) for the proxy voting process and to maintain records on proxy voting for our clients. The vendor has represented to Frontier that it uses its best efforts to ensure that its proxy voting recommendations are in accordance with these policies as well as relevant requirements of the ERISA and the U.S. Department of Labor’s interpretations thereof.
There may be occasional circumstances in which Frontier exercises its voting discretion. Frontier’s action in these cases is described in the Conflicts of Interest section of these Policies and Procedures.
Proxy Voting Committee
Frontier has a Proxy Voting Committee that is responsible for deciding what is in the best interest of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve the vendor’s proxy voting policies as well as Frontier’s own policies if it determines that they continue to be reasonably designed to be in the best interest of Frontier’s clients. Any changes to the vendor’s voting guidelines must be reviewed, approved and adopted by the Committee before they will become effective for Frontier.
Account Set-Up
Except where the contract is silent, each client will designate in its investment management contract whether it would like to retain proxy voting authority or delegate that authority to Frontier. If a client contract is silent on whether the client delegates proxy voting authority to Frontier, Frontier will be implied to have proxy voting authority.

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Account Update
On at least a quarterly basis, the agent for the proxy voting process will provide Frontier with a list of Frontier clients for which the agent is voting. This is designed to ensure that the agent is voting for all clients for whom Frontier retains voting authority. In that regard, Frontier will conduct a periodic reconciliation between its and the agent’s records.
Conflicts of Interest
As noted, Frontier has adopted the proxy vendor’s proxy voting guidelines. The adoption of these proxy voting guidelines provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest. Examples of such conflicts are when we vote a proxy solicited by an issuer who is a client of ours or with whom we have another business or personal relationship that may affect how we vote on the issuer’s proxy. The intent of this policy is to remove any discretion that Frontier may have to interpret how to vote proxies in cases where Frontier has a material conflict of interest or the appearance of a material conflict of interest.
Although under normal circumstances Frontier is not expected to exercise its voting discretion or to override the vendor, the Proxy Voting Committee will monitor any situation where Frontier wishes to exercise its discretion. In these situations, the Proxy Voting Committee, or an employee delegated by the Committee, will consider whether Frontier has a material conflict of interest. If the Committee determines that a material conflict exists, Frontier will vote the proxy using either of the following two methods: (a) we will follow the recommendations of Glass Lewis; or (b) we will not take into consideration the relationship that gave rise to the conflict and will vote the proxy in the best interest of our clients. If the Committee determines that a material conflict does not exist, then we may vote the proxy in our discretion. Frontier’s General Counsel must approve any decision made on such a vote prior to the vote being cast.
Oversight
Proxy Vendor
On a periodic basis, Frontier will verify with the proxy vendor that it made voting recommendations according to its pre-determined policies and provided Frontier with any changes in its pre-determined policies.
Proxy Agent
On a periodic basis, Frontier will verify with the proxy agent that it has voted proxies for accounts for which Frontier delegated voting to the proxy agent.
Custodian
On a periodic basis, Frontier will confirm that client custodians are alerting the proxy agent when accounts are set up at the custodian for the proxy agent to begin voting Frontier’s clients’ securities and that they are forwarding all proxy materials pertaining to the client’s portfolios to the proxy agent for execution.

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Votes Cast Other than According to the Proxy Vendor’s Pre-Determined Policies

Frontier’s CCO, who is also the General Counsel will periodically confirm that all documentation regarding any decisions to vote other than according to the proxy vendor’s pre-determined policies are accurate and complete.
Client Disclosure
Clients may obtain information about how Frontier voted proxies for securities held in their account(s) by contacting Frontier at
(617) 261-0777.
Upon a client’s request, the proxy agent will provide Frontier with the following information:
1.	The name of the issuer of the portfolio security

2.	The ticker symbol of the security

3.	The CUSIP of the portfolio security

4.	The shareholder meeting date

5.	A description of the matter voted on

6.	Whether the matter was proposed by the issuer or by a security holder

7.	Whether the account voted on the matter

8.	How each proxy proposal was voted (e.g., for or against the proposal, abstain; for or withhold authority regarding election of directors)

9.	Whether the vote that was cast was for or against management’s recommendation.
Recordkeeping
Frontier will maintain in an easily accessible place for a period of six years, the first two years in an appropriate Frontier office, the following documents (except documents maintained on Frontier’s behalf by the proxy agent as specifically noted below):
1.	Frontier’s proxy voting policies and procedures and the proxy voting guidelines.

2.	Proxy statements received regarding client securities. Frontier will satisfy this requirement by relying on the proxy agent, on Frontier’s behalf, to retain a copy of each proxy statement.

3.	Records of votes cast on behalf of its clients. Frontier will satisfy this requirement by relying on the proxy agent to retain, on Frontier’s behalf, a record of the vote cast.

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4.	A copy of any document created by Frontier personnel that was material to making a decision on how to vote proxies on behalf of a client or that memorialized the basis for that decision.

5.	A copy of each written client request for information on how Frontier voted proxies on behalf of the client, and a copy of any written response by Frontier to any written or oral client request for information on how Frontier voted proxies on behalf of the requesting client.
September 2008

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GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
GMO AUSTRALASIA LLC
(TOGETHER “GMO”)
PROXY VOTING POLICIES AND PROCEDURES
Amended and Restated as of February 2, 2009
I. Introduction and General Principles
GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.
GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.
II. Proxy Voting Guidelines
GMO has engaged Institutional Shareholder Services, Inc. (“ISS”) as its proxy voting agent to:
(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.
Proxies generally will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current domestic and global ISS proxy voting guidelines are attached to these Proxy Voting Policies and Procedures as Exhibit A. To the extent GMO determines to adopt proxy voting guidelines that differ from the ISS proxy voting recommendations, such guidelines will be set forth on Exhibit B and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit B. GMO reserves the right to modify any of the recommendations set forth in the ISS Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit B to these Proxy Voting Policies and Procedures will be made available for clients.
Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.
III. Proxy Voting Procedures
GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global ISS proxy voting guidelines set forth in the ISS Proxy Voting Manual, as modified from time to time by Exhibit B hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.
There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II. GMO’s Corporate Actions Group will report to GMO’s Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.
IV. Conflicts of Interest
As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.
In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or (b) seek instructions from its clients.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit B (if applicable) or the specific recommendation of ISS; (ii) abstain; or (iii) request that the client votes such proxy. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
V. Recordkeeping
GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:
(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which ISS maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.
Such proxy voting records shall be maintained for a period of five years.
VI. Reporting
GMO’s Compliance Department will provide GMO’s Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the proxy voting guidelines described in Section II, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.
VII. Disclosure
Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Exhibit A
[Concise Summaries of the ISS Proxy Voting Guidelines]

Exhibit B (as amended February 2, 2009)
Modifications to recommendations set forth in the ISS Proxy Voting Manual
Shareholder Ability to Act by Written Consent
Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.
Vote AGAINST proposals to allow or make easier shareholder action by written consent.
Cumulative Voting
Vote FOR proposals to eliminate cumulative voting.
Vote AGAINST proposals to restore or provide for cumulative voting.
Incumbent Director Nominees
Vote WITH management’s recommendations regarding incumbent director nominees.

Invesco Aim Proxy Voting Guidelines
(Effective as of April 28, 2009)
The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, “Invesco Aim”).1
Introduction
Our Belief
The AIM Funds Boards of Trustees and Invesco Aim’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.
In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco Aim’s typical investment horizon.
Proxy voting is an integral part of Invesco Aim’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.
Proxy administration
The Invesco Aim Proxy Committee (the “Proxy Committee”) consists of members representing Invesco Aim’s Investments, Legal and Compliance departments. Invesco Aim’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim’s portfolio managers and outside shareholder groups to reach our voting decisions.
Generally speaking, Invesco Aim’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company’s Board of Directors.
Important principles underlying the Invesco Aim Proxy Voting Guidelines
I.	Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.
The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.
•	Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim’s investment thesis on a company.

•	Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•	Auditors and Audit Committee members. Invesco Aim believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•	Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•	Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•	Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•	Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•	Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.	Incentives
Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.
Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.
•	Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•	Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

•	Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•	Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III.	Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, AIM generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.
IV.	Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.
V.	Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.
VI.	Shareholder Proposals on Corporate Governance
Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.
VII.	Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim’s typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.
VIII.	Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.
Summary
These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.
Exceptions
In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.
Share-lending programs
One reason that some portion of Invesco Aim’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.
“Share-blocking”

Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.
International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.
Exceptions to these Guidelines
Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.
Resolving potential conflicts of interest
A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim’s products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.
Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.
If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.
On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.
Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.
Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.
Policies and Vote Disclosure
A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Footnotes
1AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM China Fund, AIM Core Bond Fund, AIM Floating Rate Fund, AIM Global Core Equity Fund, AIM Global Equity Fund, AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM International Core Equity Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Select Equity Fund, AIM Select Real Estate Income Fund, AIM Short Term Bond Fund, AIM Structured Core Fund, AIM Structured Growth Fund, AIM Structured Value Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund, AIM Trimark Small Companies Fund, AIM U.S. Government Fund are available at our website, http://www.invescoaim.com.

PROXY VOTING POLICY AND PROCEDURES
Introduction
          Jennison Associates LLC (the “Adviser”) has adopted the following “Proxy Voting Policy and Procedures” (“Policy”), in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy is designed to provide guidance to those Jennison employees (portfolio managers and analysts, hereinafter referred to as “Investment Professionals”) who are responsible for discharging the Adviser’s proxy voting obligation under the Rule, and to ensure that proxies are voted in the best interests of the Adviser’s clients.1
II.	Statement of Policy
          It is the policy of the Adviser that where proxy voting authority has been delegated to the Adviser by clients, that all proxies be voted in the best interest of the client without regard to the interests of the Adviser or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act be made available to clients.
          In voting proxies for international holdings, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking,” where Jennison would be restricted from selling shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.
III.	Procedures
A.	Account Set-up and Review
          Initially, the Adviser must determine whether the client seeks to retain the responsibility of voting proxies or seeks to delegate that responsibility to the Adviser. The responsibility to vote proxies will be specified in the client’s investment advisory contract with the Adviser. Where no designation is made, Jennison will vote proxies for such accounts(s) in accordance with this Policy. The client may choose to have the Adviser vote proxies in accordance with the

1     In the event the Adviser should manage affiliated client accounts, the Adviser, for purposes of this policy, makes no distinction between accounts of affiliated companies, e.g., the General Accounts of Prudential (as well as related insurance companies and entities), and other separately managed accounts, each of which will be treated consistently under the Policy.
Effective: October 5, 2004
Revised: December 31, 2008

          Adviser’s standard guidelines. The Adviser, in its discretion, may also permit a client to modify the Adviser’s standard guidelines with respect to such client exclusively or may accept direction from a client with respect to the client’s proxies and vote in accordance with a client’s own guidelines (collectively, “Client Guidelines”). Alternatively, the Adviser may decline to accept authority to vote such client’s proxies.
          Proxy Voting
1.	Guidelines for Recurring Issues
          The Adviser has adopted proxy voting guidelines (“Guidelines”) with respect to certain recurring issues. These Guidelines are reviewed as deemed necessary by the Adviser’s Proxy Voting Committee and its relevant portfolio management staff, then revised when a determination has been made that a change is appropriate. These Guidelines are meant to convey the Adviser’s general approach to voting decisions on certain issues. Nevertheless, the Adviser’s Investment Professionals maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.
2.	Use of Third Party Proxy Service
          In an effort to discharge its responsibility, the Adviser has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, the Adviser has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. The Adviser will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to the Adviser as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while the Adviser may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor the Adviser’s Guidelines. The proxy voting vendor will cast votes in accordance with the Adviser’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if the Adviser has accepted direction from a Client, in accordance with the Client’s Guidelines.
3.	Quantitatively Derived Holdings and Jennison Managed Accounts
          In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e. “wrap”) where the securities are not held elsewhere in the firm, the Adviser has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Adviser’s guidelines. Additionally, in those circumstances where no specific Adviser guideline exists, the Adviser will vote using the recommendations of the proxy voting vendor.
Effective: October 5, 2004
Revised: December 31, 2008

4.	Review of Recommendations
     The Adviser’s Investment Professionals have the ultimate responsibility to accept or reject any proxy voting recommendation – as determined by either the Guidelines or Client’s Guidelines (“Recommendation”). Consequently, Investment Professionals shall review and evaluate the Recommendation for each proxy ballot before the proxy voting vendor casts the vote, taking into account the Policy, all guidelines applicable to the account(s), and the best interests of the client(s). The Investment Professionals shall override the Recommendation should he/she not believe that such Recommendation, based on all relevant facts and circumstances at the time the proxy ballot is voted, is in the best interest of the client(s). The Adviser will memorialize the basis for any decision to override a Recommendation, including the resolution of any conflicts, if any, as further discussed below. The Adviser may vote the same proxy proposal differently for different clients. Also, the Adviser may choose not to vote proxies under the following circumstances:
•	If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;

•	If the cost of voting the proxy outweighs the possible benefit (such as security lending, see section 6 below); or

•	If a jurisdiction imposes share blocking restrictions which prevent the Adviser from exercising its voting authority.

5.	Addressing Potential Material Conflicts of Interest
          There may be instances where the interest of the Adviser conflicts or may appear to conflict with the interest of its clients when voting proxies on behalf of those clients (“Material Conflict”). Investment Professionals have an affirmative duty to disclose any potential Material Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser or an affiliated person of the Adviser also:
•	Manages the issuer’s or proponent’s pension plan;

•	Administers the issuer’s or proponent’s employee benefit plan;

•	Manages money for an employee group.
          Additional Material Conflicts may exist if an executive of the Adviser or its control affiliates is a close relative of, or has a personal or business relationship with:
•	An executive of the issuer or proponent;

•	A director of the issuer or proponent;

•	A person who is a candidate to be a director of the issuer;

•	A participant in the proxy contest; or

•	A proponent of a proxy proposal.
          Material Conflicts based on business relationships or dealings of affiliates of the Adviser will only be considered to the extent that the applicable portfolio management area of the Adviser has actual knowledge of such business relationships. Whether a relationship creates a
Effective: October 5, 2004
Revised: December 31, 2008

Material Conflict will depend on the facts and circumstances at the time the proxy is voted. Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser may create the appearance of or an actual Material Conflict, such as when the issuer is a client of the Adviser.
          The Adviser may adopt such processes it deems necessary to identify Material Conflicts. When a potential material conflict exists, the Investment Professional (or other designated personnel) must complete the Proxy Voting For Conflicts Documentation Form and submit it to Compliance.
          The Adviser’s Proxy Voting Committee will consider the facts and circumstances of all proxy votes where a potential material conflict of interest is identified and the recommendation is to override the Adviser’s guidelines. In making the determination as to how to vote the proxy, the Adviser’s Proxy Voting Committee may review the following factors, including but not limited to:
•	Whether the issuer is a client of the Adviser.

•	The percentage of outstanding securities of the issuer held on behalf of clients by the Adviser.

•	The nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers.

•	Whether there has been any attempt to directly or indirectly influence the Investment Professional’s decision

•	Whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party.

•	Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

•	Whether the vote should be delegated to an independent third party or request an independent third party to provide a recommendation on the vote.
All votes that would override the Adviser’s Guidelines and involve a potential material conflict of interest, require the approval of the CEO and CCO of the Adviser.
          Additionally, a committee comprised of both senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment Management, Inc, reviews these votes. This committee also has a role in identifying Material Conflicts that may affect Jennison due to ownership by a diversified financial organization, Prudential Financial, Inc.
The Adviser may not abstain from voting any such proxy for the purpose of avoiding conflict.
6.	Lending
          Jennison may identify a particular issuer that may be subject to a security lending arrangement. In this situation, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding
Effective: October 5, 2004
Revised: December 31, 2008

of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, one must begin the process PRIOR to the record date of the proxy. This is extremely difficult to accomplish as the Adviser is rarely made aware of the record date in advance.
B.	Proxy Voting Committee
          The Adviser’s Proxy Voting Committee will consist of representatives from various functional areas within the Adviser. It will meet as deemed necessary to address potential Material Conflicts as further described above. The Adviser’s Proxy Voting Committee will have the following responsibilities:
•	Review potential Material Conflicts and decide whether to approve the vote recommendation or override requests made by Investment Professionals.

•	Review the Guidelines for voting on recurring matters and make revisions as it deems appropriate.

•	Recommend and adopt changes to the Policy as needed.

•	Review all overrides by Investment Professionals.

•	Review proxy voting reports to determine voting consistency with guidelines and this Policy.

•	Review the performance of the proxy voting vendor and determine whether the Adviser should continue to retain their services.

•	Review the Adviser’s voting record (or applicable summaries of the voting record).

•	Oversee compliance with the regulatory disclosure requirements.
IV.	Compliance Monitoring
          The Adviser’s Chief Compliance Officer shall be responsible for the administration of this Policy. This Policy will be reviewed annually for adequacy and effectiveness.
A.	Monitoring of Overrides
          Compliance will periodically review proxy voting reports of overrides to confirm that proper override and conflict checking procedures were followed.
          Supervisory Review
          The designated supervisor for each Investment Professional will be responsible for ensuring that investment professionals with proxy voting responsibility are acting in accordance with this Policy. Supervisors must approve all requests for overrides and evidence such approval by signing the completed Proxy Guideline Override Form.
V.	Client Reporting
Effective: October 5, 2004
Revised: December 31, 2008

A.	Disclosure to Advisory Clients
     The Adviser will also provide a copy of this Policy and the Adviser’s Guidelines upon request from a client.
     The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the Adviser voted securities held in that client’s portfolio. The report will generally contain the following information:
•	The name of the issuer of the security:

•	The security’s exchange ticker symbol;

•	The security’s CUSIP number;

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the Adviser cast a vote on the matter;

•	How the Adviser voted; and

•	Whether the Adviser voted for or against management.
B.	Compliance Reporting for Investment Companies
          Upon request, the Adviser will provide to each investment company board of directors or trustees for which the Adviser acts as sub-adviser reporting needed to satisfy their regulatory and board requirements, including but not limited to, information required for them to meet their filing of Form NP-X.
VI.	Recordkeeping

Either the Adviser or proxy voting vendor as indicated below will maintain the following records:
•	A copy of the Policy (Adviser)

•	A copy of the Guidelines i.e. Adviser or client specific guidelines (Adviser and proxy voting vendor)

•	A copy of each proxy statement received by the Adviser regarding client securities (proxy voting vendor);

•	A record of each vote cast by the Adviser on behalf of a client (proxy voting vendor);

•	A copy of all documents created by the Adviser that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Voting Documentation Forms and all supporting documents (Adviser);

•	A copy of each written request by a client for information on how the Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Adviser to any request by a client for information on how the adviser voted proxies on behalf of the client. Records of oral requests for information or oral responses will not be kept. (Adviser); and
Effective: October 5, 2004
Revised: December 31, 2008

•	Agenda of Proxy Voting Committee meetings with supporting documents. (Adviser)
Such records must be maintained for at least six years.

VI.	Policies and Procedures Revisions
This policy and related procedures may be changed, amended or revised as frequently as necessary in order to accommodate any changes in operations or by operation of law. Any such change, amendment or revision may be made only by Jennison Compliance in consultation with the business groups or areas impacted by these procedures and consistent with applicable law. Such changes will be promptly distributed to all impacted personnel.
Effective: October 5, 2004
Revised: December 31, 2008

April 23, 2009
LORD, ABBETT & CO. LLC
PROXY VOTING POLICIES AND PROCEDURES
INTRODUCTION
Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett’s Proxy Committee consists of the Chief Investment Officer, the Director of Domestic Equity Portfolio Management, the Director of International Equity, the Director of Research, and the General Counsel. Once policy is established, it is the responsibility of the Investment Department to assure that each proxy is voted in a timely manner in accordance with those policies. In each case where the Investment Department declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system. Lord Abbett has retained RiskMetrics Group, formerly Institutional Shareholder Services (“RMG”), to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.
The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.
Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of RMG. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of RMG.
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SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS
Situation 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund. Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of RMG, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.
The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.
Situation 2. Lord Abbett has a Significant Business Relationship with a Company. Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”). A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total (i.e., gross) dollar amount of shares sold for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Separately Managed Account business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class I shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.
For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of RMG.
SUMMARY OF PROXY VOTING GUIDELINES
Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.
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Election of Directors
Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest. We generally will vote in favor of separation of the Chairman and CEO functions when management supports such a requirement, but we will make our determination to vote in favor of or against such a proposed requirement on a case-by-case basis.
There are some actions by directors that may result in votes being withheld. These actions include, but are not limited to:
1. Attending less than 75% of board and committee meetings without a valid excuse.
2. Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.
3. Failing to act on takeover offers where a majority of shareholders tendered their shares.
4. Serving as inside directors and sit on an audit, compensation, stock option, nominating or governance committee.
5. Failing to replace management as appropriate.
We will generally vote in favor of proposals requiring that directors be elected by a majority of the shares represented and voting at a meeting at which a quorum is present, although special considerations in individual cases may cause us to vote against such a proposal. We will consider on a case-by-case basis proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and, as a general matter, we believe that all directors should be accountable on an annual basis. Nonetheless, we recognize that the basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Moreover, in certain cases, shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, and a classified board may give incumbent management the ability to combat a hostile takeover attempt and thereby preserve shareholder value. Accordingly, we will examine proposals to classify or declassify boards of directors on a case-by-case basis and vote in the manner we determine to be in the best interests of shareholders.
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Incentive Compensation Plans
We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case-by-case basis. We use RMG for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.
We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:
1. The stock’s volatility, to ensure the stock price will not be back in the money over the near term.
2. Management’s rationale for why the repricing is necessary.
3. The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.
4. Other factors, such as the number of participants, term of option, and the value for value exchange.
In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.
Shareholder Rights
Cumulative Voting
We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.
Confidential Voting
There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.
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On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.
Supermajority Voting
Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.
Takeover Issues
Votes on mergers and acquisitions must be considered on a case-by-case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock. Restructuring proposals will also be evaluated on a case-by-case basis following the same guidelines as those used for mergers.
Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:
1. Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.
2. Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.
3. Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case-by-case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.
4. “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally “Chewable
5

Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:
- Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
- No dead-hand or no-hand pills.
- Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
- Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.
Social Issues
It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.
Dominant Position Controls Voting
In situations where multiple investment teams hold the same voting security, the investment team that holds the greatest number of shares shall be considered to be the dominant position and Lord Abbett shall vote all shares on behalf of all portfolios in accordance with the vote determined by the investment team with the dominant position.
Share Blocking
Share blocking restrictions refers to the requirement that certain foreign jurisdictions impose that would preclude Lord Abbett from trading a company’s stock during the period prior to the shareholders’ meeting. Due to this restriction, it is Lord Abbett’s general policy not to vote securities in instances where there are such share blocking restrictions.
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MARSICO CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICY AND PROCEDURES
          Statement of Policy
1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.
•	MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•	In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on its analysis if such a vote appears consistent with the best interests of clients.

•	MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable.

•	In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, by voting the proxies as recommended by an independent service provider, or by abstaining or taking no action. In other cases, MCM might use other procedures to resolve an apparent material conflict.

•	MCM may use an independent service provider to assist in voting proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

•	MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations.
          Definitions
2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.
3. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other principal proponent of a proposal, or an entity closely affiliated with the proxy issuer or other principal proponent of a proposal, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted.
          Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations
4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (or their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management or board recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.
5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would affect corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters — could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management or board recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management or board recommendations in order to oppose management proposals that are not shareholder-friendly in MCM’s view.
6. MCM generally considers each proxy proposal on its merits, and periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management or board recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team or board is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team or board no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management or board recommendations, or selling shares of the company.
          Procedures: Use of an Independent Service Provider
7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To minimize the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM rarely considers directing such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).
          Procedures: Voting/Abstention/No Action/Other Exceptions
8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations. For example, in a few foreign markets, ballots cast by MCM may not be counted if required powers of attorney between the client and the custodian are not maintained. Also in foreign markets, ballots for securities held by a custodian in an omnibus account for multiple customers may be voted in an unexpected manner if the custodian receives different voting instructions from its customers and cannot split its vote as each customer requested.
9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by a previous adviser), MCM may choose to abstain or take no action on the proxies. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.
10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.
          Alternative Procedures for Potential Material Conflicts of Interest
11. In certain circumstances such as when the issuer or other proponent of a proxy proposal is also a client of MCM, it is possible that an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.
12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.
13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3 above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:
(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or
(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure generally may be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.
MCM seeks to document the identification of any material conflict of interest and its procedure for resolving the particular conflict.
14. MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:
(i)	Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii)	Abstaining or taking no action on the proxies in cases when, without limitation, service providers cannot echo vote proxies of certain securities (such as those issued by foreign companies), or in other cases when alternative voting procedures are not desirable; or

(iii)	Forwarding the proxies to clients so that clients may vote the proxies themselves.
          Voting by Client Instead of MCM
15. An MCM client may elect to vote proxies for its own account instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.
16. MCM generally cannot implement client proxy voting guidelines that do not delegate full discretion to MCM, or that are not fully consistent with these procedures. In particular, MCM encourages the client to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis. MCM does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself.
17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.
          Persons Responsible for Implementing MCM’s Policy
18. MCM’s Operations/Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.
19. Members of MCM’s Investment staff, such as security analysts, generally review proxy proposals as part of their ongoing assessment of companies.

          Recordkeeping
20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:
(i) Copies of all proxy voting policies and procedures;
(ii) Copies of proxy statements received (unless maintained elsewhere as described below);
(iii) Records of proxy votes cast on behalf of clients;
(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;
(v) Written client requests for proxy voting information, and
(vi) Written responses by MCM to written or oral client requests.
20.b. MCM seeks to document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Operations/Client Services Department also documents certain other non-routine proxy voting issues, including: the basis for (1) any decision to vote against a management or board recommendation for reasons other than general matters affecting corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management or board recommendation.
20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions (i) to vote against corporate governanceproposals such as those described above, or (ii) to abstain or take no action on proxies in circumstances (A) when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, (B) when MCM has sold or determined to sell a security, or when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or (C) when other routine situations arise such as those identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.
22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements issued by domestic (and some foreign) issuers if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).
23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).
          Availability of Policy and Proxy Voting Records to Clients
24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.
*      *      *
MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	Steven Carlson /s/

Title:	Chief Compliance Officer

Effective Date:	October 1, 2004

Policy Amended:	February 10, 2006

Approved by:	Steven Carlson /s/

Title:	Chief Compliance Officer

Effective Date:	February 10, 2006

Policy Amended:	July 19, 2006

Approved by:	Steven Carlson /s/

Title:	Chief Compliance Officer

Effective Date:	July 19, 2006

Amendment Approved:	August 8, 2008

Approved by:	Steven Carlson

Title:	Chief Compliance Officer

Effective Date:	September 1, 2008

MASSACHUSETTS FINANCIAL SERVICES COMPANY
B. PROXY VOTING POLICIES AND PROCEDURES
C. January 1, 2009
     Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, and MFS’ other investment adviser subsidiaries (except Four Pillars Capital, Inc.) (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.
     The MFS Proxy Voting Policies and Procedures include:
A.	Voting Guidelines;

B.	Administrative Procedures;

C.	Monitoring System;

D.	Records Retention; and

E.	Reports.
A. VOTING GUIDELINES
     1. General Policy; Potential Conflicts of Interest
     MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares, and institutional relationships.
     In developing these proxy voting guidelines, MFS periodically reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion in voting on these matters in accordance with this overall principle. In other words, the underlying guidelines are simply that — guidelines. Proxy items of significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances, and in certain cases MFS may vote proxies in a manner different from what otherwise would be dictated by these guidelines.
     As a general matter, MFS maintains a consistent voting position on similar proxy proposals with respect to various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to different proxy statements. There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines or situations where MFS has received explicit voting instructions from a client for its own account. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.
     From time to time, MFS may receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines each year and revises them as appropriate.
     These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and E below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.
     2. MFS’ Policy on Specific Issues
     Election of Directors
     MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) are comprised entirely of “independent” directors. While MFS generally supports the board’s nominees in uncontested elections, we will not support a nominee to a board of a U.S. issuer if, as a result of such nominee being elected to the board, the board would be comprised of a majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the nominating committee) or audit committees would include members who are not “independent.”
     MFS will also not support a nominee to a board if we can determine that he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials. In addition, MFS will not support all nominees standing for re-election to a board if we can determine: (1) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (2) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. Responsive action would include the rescission of the “poison pill” (without a broad reservation to reinstate the “poison pill” in the event of a hostile tender offer), or assurance in the proxy materials that the terms of the “poison pill” would be put to a binding shareholder vote within the next five to seven years.
     MFS will also not support a nominee (other than a nominee who serves as the issuer’s Chief Executive Officer) standing for re-election if such nominee participated (as a director or committee member) in the approval of senior executive compensation that MFS deems to be “excessive” due to pay for performance issues and/or poor pay practices. In the event that MFS determines that an issuer has adopted “excessive” executive compensation, MFS may also not support the re-election of the issuer’s Chief Executive Officer as director regardless of whether the Chief Executive Officer participated in the approval of the package. MFS will determine whether senior executive compensation is excessive on a case by case basis. Examples of poor pay practices include, but are not limited to, egregious employment contract terms or pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, or excessive perks.
     MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of the nominees for both slates, if applicable, and an evaluation of what each side is offering shareholders.
     Majority Voting and Director Elections
     MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”). MFS considers voting against Majority Vote

Proposals if the company has adopted, or has proposed to adopt in the proxy statement, formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast. MFS believes that a company’s election policy should address the specific circumstances at that company. In determining whether the issuer has a meaningful alternative to the majority voting standard, MFS considers whether a company’s election policy articulates the following elements to address each director nominee who fails to receive an affirmative majority of votes cast in an election:
•	Establish guidelines for the process by which the company determines the status of nominees who fail to receive an affirmative majority of votes cast and disclose the guidelines in the annual proxy statement;

•	Guidelines should include a reasonable timetable for resolution of the nominee’s status and a requirement that the resolution be disclosed together with the reasons for the resolution;

•	Vest management of the process in the company’s independent directors, other than the nominee in question; and

•	Outline the range of remedies that the independent directors may consider concerning the nominee.
     Classified Boards
     MFS opposes proposals to classify a board (e.g. a board in which only one-third of board members is elected each year). MFS supports proposals to declassify a board.
     Non-Salary Compensation Programs
     MFS votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted.
     MFS also opposes stock option programs that allow the board or the compensation committee, without shareholder approval, to reprice underwater options or to automatically replenish shares (i.e. evergreen plans). MFS will consider on a case-by-case basis proposals to exchange existing options for newly issued options (taking into account such factors as whether there is a reasonable value-for-value exchange).
     MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against restricted stock plans, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%. However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year.
     Expensing of Stock Options
     MFS supports shareholder proposals to expense stock options because we believe that the expensing of options presents a more accurate picture of the company’s financial results to investors. We also believe that companies are likely to be more disciplined when granting options if the value of stock options were treated as an expense item on the company’s income statements.
     Executive Compensation
     MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives. Therefore, MFS opposes shareholder proposals that seek to set restrictions on executive compensation. We believe that the election of an issuer’s compensation committee members is the appropriate mechanism to express our view on a company’s compensation practices, as outlined above. MFS also opposes shareholder requests for disclosure on executive compensation beyond regulatory requirements because we believe that current regulatory requirements for disclosure of executive compensation are appropriate and that additional disclosure is often unwarranted and costly. Although we support linking executive stock option grants to a company’s performance, MFS opposes shareholder proposals that mandate a link of performance-based options to a specific industry or peer group stock index. MFS believes that compensation committees should retain the flexibility to propose the appropriate index or other criteria by which performance-based options should be measured.
     MFS will generally support management proposals on its executive compensation practices during the issuer’s prior fiscal year. However, if MFS identifies excessive executive compensation practices during the issuer’s prior fiscal year, then MFS will vote against such proposals.
     MFS generally votes with management on shareholder proposals to include an annual advisory shareholder vote on the company’s executive compensation practices in the issuer’s proxy statement (“Say on Pay”). However, if MFS identifies excessive executive compensation practices at the issuer during the prior fiscal year, then MFS will support such Say on Pay shareholder proposals at those issuers. MFS also supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a clearly satisfactory policy on the matter, or (ii) expressly prohibit any future backdating of stock options.

     Employee Stock Purchase Plans
     MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.
     “Golden Parachutes”
     From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.
     Anti-Takeover Measures
     In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders. These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.
     MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter. MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met: (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price). MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

     Reincorporation and Reorganization Proposals
     When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).
     Issuance of Stock
     There are many legitimate reasons for the issuance of stock. Nevertheless, as noted above under “Non-Salary Compensation Programs,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive and not warranted.
     Repurchase Programs
     MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis. Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.
     Confidential Voting
     MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.
     Cumulative Voting
     MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting. In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders. In our view, shareholders should provide names of qualified candidates to a company’s nominating committee, which, in our view, should be comprised solely of “independent” directors.

     Written Consent and Special Meetings
     Because the shareholder right to act by written consent (without calling a formal meeting of shareholders) can be a powerful tool for shareholders, MFS generally opposes proposals that would prevent shareholders from taking action without a formal meeting or would take away a shareholder’s right to call a special meeting of company shareholders pursuant to relevant state law.
     Independent Auditors
     MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company. Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company. MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor. MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.
     Other Environmental, Social and Governance Issues
     There are many groups advocating social change or changes to corporate governance or corporate responsibility standards, and many have chosen the publicly-held corporation as a vehicle for advancing their agenda. Generally, MFS votes with management on such proposals unless MFS can clearly determine that the benefit to shareholders will outweigh any costs or disruptions to the business if the proposal were adopted. Common among the shareholder proposals that MFS generally votes with management are proposals requiring the company to use corporate resources to further a particular social objective outside the business of the company, to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards), to permit shareholders access to the company’s proxy statement in connection with the election of directors, to disclose political contributions made by the issuer, to separate the Chairman and Chief Executive Officer positions, or to promulgate special reports on various activities or proposals for which no discernible shareholder economic advantage is evident.
     The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues. Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

     Foreign Issuers
     Many of the items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs.
     MFS generally supports the election of a director nominee standing for re-election in uncontested elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. MFS will also not support a director nominee standing for re-election of an issuer that has adopted an excessive compensation package for its senior executives as described above in the section entitled “Voting Guidelines-MFS’ Policy on Specific Issues-Election of Directors.”
     MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent. MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision.
     In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.
     In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.
B. ADMINISTRATIVE PROCEDURES
     1. MFS Proxy Voting Committee
     The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:
a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exist with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.
     2. Potential Conflicts of Interest
     The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders. Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must recuse himself/herself from participating in the voting process.

Additionally, with respect to decisions concerning all Non Standard Votes, as defined below, MFS will review the securities holdings reported by the individuals that participate in such decision to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.
     In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not clearly governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates an excessive executive compensation issue in relation to the election of directors, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:
a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

b.	If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.
     The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

     From time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.
     3. Gathering Proxies
     Most U.S. proxies received by MFS and its clients originate at Automatic Data Processing Corp. (“ADP”) although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and other service providers, on behalf of issuers, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy statements with the issuer’s explanation of the items to be voted upon.
     MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, RiskMetrics Group, Inc., Inc. (the “Proxy Administrator”), pursuant to which the Proxy Administrator performs various proxy vote related administrative services, such as vote processing and recordkeeping functions for MFS’ Funds and institutional client accounts. The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.
     4. Analyzing Proxies
     Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by the MFS Proxy Voting Committee. With respect to proxy matters that require the particular exercise of discretion or judgment, MFS considers and votes on those proxy matters. MFS also receives research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to identify circumstances in which a board may have approved excessive executive compensation. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.
     As a general matter, portfolio managers and investment analysts have little or no involvement in specific votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g., corporate actions, such as mergers and acquisitions), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.1 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.
     As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.
     5. Voting Proxies
     In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.
     6. Securities Lending
     From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there is generally insufficient advance notice of record or vote cut-off dates to allow MFS to timely recall the shares. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

[1]	From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

C. MONITORING SYSTEM
     It is the responsibility of the Proxy Administrator and MFS’ Proxy Voting Committee to monitor the proxy voting process. When proxy materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s system. Through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company’s stock and the number of shares held on the record date with the Proxy Administrator’s listing of any upcoming shareholder’s meeting of that company.
     When the Proxy Administrator’s system “tickler” shows that the voting cut-off date of a shareholders’ meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy ballot has not been received from the client’s custodian, the Proxy Administrator contacts the custodian requesting that the materials be forwarded immediately. If it is not possible to receive the proxy ballot from the custodian in time to be voted at the meeting, then MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.
D. RECORDS RETENTION
     MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.
E. REPORTS
     MFS Funds
     MFS publicly discloses the proxy voting records of the MFS Funds on an annual basis, as required by law. MFS will also report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a summary of how votes were cast; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines, (vi) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful, and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.
     All MFS Advisory Clients
     At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.
     Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

MFC Global Investment Management (U.S.A.) Limited Proxy Voting Policy Investment
Proxy Voting

BACKGROUND	2
POLICY OBJECTIVES AND SCOPE	2
GUIDING PRINCIPLES FOR POLICY	2
POLICY	2
GENERAL REQUIREMENTS	2
PROXY SERVICES	3
PROXY COMMITTEES	3
CONFLICTS PROCEDURES	4
DOCUMENTATION REQUIREMENTS	4
CLIENT NOTIFICATION REQUIREMENTS	4
Compliance Page 1 of 4 Nov 2009

MFC Global Investment Management (U.S.A.) Limited Proxy Voting Policy
Background
Policy objectives and scope
MFC Global Investment Management (U.S.A.) Limited (“MFC GIM (USA)”) manages money on behalf of, or provides investment advice to, many clients.
Arising out of these relationships, MFC GIM (USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of these funds that any person, familiar with the matters, would exercise under similar circumstances in managing the property of another person.
A proxy is a shareholder’s right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to us to vote proxies on their behalf.) The right to vote is an asset, as a company’s shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.
Guiding principles for policy
When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of proxies and any supporting documentation for non-routine issues. As an investment management company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.
Policy
General Requirements
A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. Refer to “Proxy Committees” and “Proxy Services” below.
When voting proxies, the following standards apply:
     Portfolio Managers will vote based on what they believe to be in the best interest of the client and in accordance with the client’s investment guidelines.
     Each voting decision should be made independently. Portfolio Managers may enlist the services of reputable professionals and/or proxy evaluation services, such as RiskMetrics Group, Inc. (“RiskMetrics” ISS Governance Services (“ISS”), refer to “Proxy Services” below, whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with Portfolio Managers, or any
Investment Compliance Page 2 of 4 Nov 2009

MFC Global Investment Management (U.S.A.) Limited Proxy Voting Policy
Proxy Committee which may be formed to deal with voting matters from time to time, refer to “Proxy Committees” below.
• Investment guidelines/contracts should outline how voting matters should be treated and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.
• The quality of a company’s management is a key consideration factor in the Portfolio Manager’s investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC GIM (USA) will vote as recommended by a company’s management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.
• As a general principle, voting should be consistent among portfolios having the same mandates subject to the client’s preferences and the Conflict Procedures set out below.
MFC GIM (USA) will reasonably consider specific voting instruction requests made by clients
Proxy Services
Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.
MFC GIM (USA) has currently delegated certain duties to ISS Governance Services (“ISS”). ISS specializes in the areas of proxy voting and corporate governance and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS’s research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided by ISS on general policy issues or specific proxy proposals in accordance with any MFC GIM (USA) proxy policies and procedures which may be in effect from time to time. Refer to “Proxy Committees” below.
MFC GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.
Proxy Committees
From time to time proxy voting issues arise generally or with respect to a specific vote. In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.
One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee’s deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. Refer to “Documentation Requirements and Client Notification Requirements” below.
Investment Compliance Page 3 of 4 Nov 2009

MFC Global Investment Management (U.S.A.)
Limited Proxy Voting Policy
Conflicts Procedures
MFC GIM (USA) is required to monitor and resolve possible material conflicts (“Conflicts”) between the interests of MFC GIM (USA) and the interests of clients who have instructed MFC GIM (USA) to vote securities held in their portfolios. MFC GIM (USA) is affiliated with both Manulife Financial Corporation (“MFC”) and The Manufacturers Life Insurance Company (“MLI”). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.
Anyone within MFC GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.
In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee’s deliberations, but shall not be entitled to vote as a member of the Committee.
The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.
Documentation Requirements
The Portfolio Manager retains or arranges to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio voting records for each portfolio that held the security. These should include all records required by applicable law from time to time, such as:
- proxy voting procedures and policies, and all amendments thereto;
- all proxy statements received regarding client securities;
- a record of all votes cast on behalf of clients;
- records of all client requests for proxy voting information;
- any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;
- all records relating to communications with clients regarding conflicts of interest in voting; and
- any other material required by law to be kept from time to time.
Client Notification Requirements
MFC GIM (USA) shall describe to clients, or provide a copy of its proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.
Investment Compliance Page 4 of 4 Nov 2009

MFC Global Investment Management (U.S.), LLC
Proxy Voting Policy
INTRODUCTION
MFC Global Investment Management (U.S.), LLC (MFC GIM (US) or the “Firm”) is registered with the U.S. Securities and Exchange Commission (SEC) as an investment adviser. As a registered investment adviser, MFC GIM (US) must comply with the requirements of the SEC Investment Advisers Act of 1940, as amended and the rules there under (Advisers Act). In accordance with Rule 206(4)-7 of the Advisers Act, MFC GIM (US) has adopted policies and procedures reasonably designed to prevent violations of the Advisers Act and designated a Chief Compliance Officer to administer its compliance policies and procedures.
The Firm is a wholly owned subsidiary of Manulife Financial Corporation (Manulife Financial) and is affiliated with several SEC-registered and non-SEC registered investment advisers which are also subsidiaries or affiliates of Manulife Financial. Collectively, MFC GIM (US) and its advisory affiliates represent the diversified investment management division of Manulife Financial and they provide comprehensive asset management solutions for institutional investors, retirement and investment funds, and individuals, in key markets around the world. Certain of these companies within Manulife Financial offer a number of products and services designed specifically for various categories of investors in a number of different countries and regions. These products or services are only offered to such investors in those countries and regions in accordance with applicable laws and regulations.
The Firm manages assets for a variety of institutional and other types of clients, including public and private pension funds, financial institutions and investment trusts. It also manages registered and private collective funds, including UCITS, US and Canadian open- and closed-end mutual funds. In particular, the Firm is affiliated with, and serves as investment manager or a sub-adviser to, a number of mutual fund families that are sponsored by affiliates (the “Funds”). This investment expertise extends across a full range of asset classes including equity, fixed income and alternative investments such as real estate, as well as asset allocation strategies.
The portfolios under management have a mix of investment objectives and may invest in, or create exposure to, a wide variety of financial instruments in different asset classes, including listed and unlisted equity and fixed income securities, commodities, fixed income instruments, derivatives and structured products, futures and options.

PROXY VOTING POLICY
This Proxy Voting Policy (the “Policy”) covers the proxy activities and related disclosure obligations of MFC GIM (US) and applies to all MFC GIM (US) clients for whom MFC GIM (US) has been delegated the authority to vote proxies.
The Proxy Voting Policy is designed to meet the needs of MFC GIM (US)’s clients with strict adherence to the highest principles of fiduciary conduct, including minimizing any potential material conflict of interest between the Firm and the Firm’s clients. It is also designed to ensure compliance with the applicable rules and regulations of the various regulators to which MFC GIM (US) is subject. It sets forth the general corporate governance principles of MFC GIM (US) in ensuring that clear guidelines are established for voting proxies and communicating such with our clients, regulators and other relevant parties.
The structure and purpose of the Proxy Voting Policy will continually evolved in alignment with the risk profile of MFC GIM (US), internal standards and requirements, roles and responsibilities of the MFC GIM (US) Board and other relevant oversight committees, and regulatory requirements. The Proxy Voting Policy is not intended to cover every possible situation that may arise in the course of conducting the Firm’s business. It is meant to be subject to change and to interpretation from time to time where facts and circumstances dictate, or where new regulations or guidance become effective, or where the plain language of the Policy appears unclear in light of the particular circumstances.
All Firm employees are asked to consult with the Chief Compliance Officer of MFC GIM (US) (“Chief Compliance Officer”) if they have any questions concerning this Policy, questions about the standards set forth, or questions about proxy voting in general. Where, however, such obligations are inconsistent with this Policy, then the matter should immediately be referred to the Chief Compliance Officer and the MFC GIM (US) General Counsel (“General Counsel”) who have authority to interpret this Policy or to take appropriate action in accordance with the principles set forth in this Policy in a manner in any situations not specifically covered by guidelines or procedures.
The Proxy Policy has the following seven sections:
1. General Principles
2. Standards
3. Administration
4. Potential Conflicts
5. Recordkeeping
6. Policy Administration
Exhibit A- RiskMetrics Proxy Voting Guidelines

1. General Principles
Scope
MFC GIM (US) provides investment advisory services to both ERISA and non-ERISA institutional clients, the Funds, and other non-institutional clients (collectively, the “Clients”). MFC GIM (US) understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where MFC GIM (US) has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.
This Policy permits Clients to:
1.	delegate to MFC GIM (US) the responsibility and authority to vote proxies on their behalf according to MFC GIM (US)’s proxy voting polices and guidelines;

2.	delegate to MFC GIM (US) the responsibility and authority to vote proxies on their behalf according to the particular Client’s own proxy voting policies and guidelines, subject to acceptance by the Firm, as mutually agreed upon between the Firm and the Client; or

3.	elect to vote proxies themselves. In instances where Clients elect to vote their own proxies, MFC GIM (US) shall not be responsible for voting proxies on behalf of such Clients.
Policy Statement
MFC GIM (US) seeks to vote proxies in the best economic interests of all of its Clients for whom the Firm has proxy voting authority and responsibilities. In the ordinary course, this entails voting proxies in a way which MFC GIM (US) believes will maximize the monetary value of each portfolio’s holdings. MFC GIM (US) takes the view that this will benefit the Clients.
The Firm believes that its Proxy Voting Policy is reasonably designed to ensure that proxy matters are conducted in the best interest of Clients, and in accordance with MFC GIM (US)’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the U.S. Department of Labor interpretations.
To fulfill the Firm’s fiduciary duty to Clients with respect to proxy voting, MFC GIM (US) has contracted with the RiskMetrics Group (RiskMetrics), an independent third party service provider, to vote Clients’ proxies according to RiskMetrics’ proxy voting recommendations. Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global RiskMetrics Proxy Voting Manual, as in effect from time to time. Except in instances where a MFC GIM (US) client retains voting authority, MFC GIM (US) will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics.

Copies of the current domestic and global RiskMetrics proxy voting guidelines are attached as Exhibit A to the Policy. MFC GIM (US) reserves the right to amend any of RiskMetrics’s guidelines in the future. If any such changes are made an amended Proxy Voting Policy will be made available for clients.
Therefore, the Proxy Voting Policy encompasses the following principles:
•	The proxy voting function of MFC GIM (US) Operations (“Proxy Operations”) shall cause the implementation of procedures, practices, and controls (collectively, the “Procedures”) sufficient to promote high quality fiduciary administration of the Proxy Voting Policy, including the proper oversight of any service providers hired by the Firm to assist it in the proxy voting process. Such Procedures shall be reasonably designed to meet all applicable regulatory requirements and highest fiduciary standards.

•	The Chief Compliance Officer makes an annual risk-based assessment of MFC GIM (US)’s proxy voting activities, and may conduct a review of the Procedures to determine that such Procedures are satisfactory to promote high-quality fiduciary administration. The Chief Compliance Officer makes periodic reports to MFC GIM (US) Senior Investment Policy Committee (SIPC) that include a summary of instances where MFC GIM (US) has (i) voted proxies in a manner inconsistent with the recommendation of RiskMetrics, and (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in the Conflicts section.

•	Except as otherwise required by law, MFC GIM (US) has a general policy of not disclosing to any issuer or third party how MFC GIM (US) or its voting delegate voted a Client’s proxy.

•	MFC GIM (US) endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. MFC GIM (US) votes in all markets where it is feasible to do so.

2. Standards
MFC GIM (US) has engaged RiskMetrics as its proxy voting agent to:
1.	research and make voting recommendations or, for matters for which MFC GIM (US) has so delegated, to make the voting determinations;

2.	ensure that proxies are voted and submitted in a timely manner;

3.	handle other administrative functions of proxy voting;

4.	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

5.	maintain records of votes cast; and

6.	provide recommendations with respect to proxy voting matters in general.
■ Oversight of the proxy voting process is the responsibility of the SIPC. The SIPC reviews and approves amendments to the Proxy Voting Policy and delegates authority to vote in accordance with this Policy to RiskMetrics.
MFC GIM (US) does not engage in the practice of “empty voting” ( a term embracing a variety of factual circumstances that result in a partial or total separation of the right to vote at a shareholders meeting from beneficial ownership of the shares on the meeting date). MFC GIM (US) prohibits investment managers from creating large hedge positions solely to gain the vote while avoiding economic exposure to the market. MFC GIM (US) will not knowingly vote borrowed shares (for example, shares borrowed for short sales and hedging transactions) that the lender of the shares is also voting.
MFC GIM (US) reviews various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to Clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, the Firm may refrain from voting a proxy on behalf of the Clients’ accounts.
In addition, MFC GIM (US) may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on the Firm’s ability to vote such a proxy. These issues may include, but are not limited to:
1.	proxy statements and ballots being written in a foreign language;

2.	underlying securities have been lent out pursuant to a Client’s securities lending program;

3.	untimely notice of a shareholder meeting;

4.	requirements to vote proxies in person;

5.	restrictions on foreigner’s ability to exercise votes;

6.	restrictions on the sale of securities for a period of time in proximity to the shareholder meeting (“share blocking and re-registration”);

7.	requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis; or

8.	inability of a Client’s custodian to forward and process proxies electronically.
3. ADMINISTRATION
Proxy Operations is responsible for administering the proxy voting process, including:
1.	Implementing and updating the applicable domestic and global RiskMetrics proxy voting guidelines;

2.	Coordinating and overseeing the proxy voting process performed by RiskMetrics; and

3.	Providing periodic reports to the SIPC, the Chief Compliance Officer and Clients as requested.
As noted, all proxies received on behalf of Clients are forwarded to RiskMetrics. Any MFC GIM (US) employee that receives a client’s proxy statement should therefore notify Proxy Operations and arrange for immediate delivery to RiskMetrics.
From time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by RiskMetrics. These proxies are identified through a number of methods, including, but not limited to, notification from RiskMetrics, concerns of clients, and questions from consultants.
In such instances of special circumstances or issues not directly addressed by RiskMetrics, a sub-committee of the SIPC (“Proxy Committee”) will be consulted for a determination of the proxy vote. The Proxy Committee is comprised of no fewer than three members of the SIPC. Although the Firm anticipates that such instances will be rare, the Proxy Committee’s first determination is whether there is a material conflict of interest between the interests of a Client and those of MFC GIM (US). If the Proxy Committee determines that there is a material conflict, the process detailed under “Potential Conflicts” below is followed. If there is no material conflict, the Proxy Committee examines each of the issuer’s proposals in detail in seeking to determine what vote would be in the best interests of Clients. At this point, the Proxy Committee will make a voting decision based on maximizing the monetary value of all portfolios’ holdings.
There may be circumstances under which a portfolio manager or other MFC GIM (US) investment professional (“MFC GIM (US) Investment Professional”) believes that it is in the best interest of a Client or Clients to vote proxies in a manner inconsistent with the recommendation of RiskMetrics. In such an event, as feasible, the MFC GIM (US) Investment Professional shall inform Proxy Operations of its decision to vote such proxy in a manner inconsistent with the recommendation of RiskMetrics. Proxy Operations will report to the Chief Compliance Officer no less than quarterly any instance where a MFC GIM (US) Investment Professional has decided to vote a proxy on behalf of a Client in that manner.

In addition to voting proxies, MFC GIM (US):
1.	describes its proxy voting procedures to its clients in the relevant or required disclosure document, including Part 2 of its Form ADV;

2.	provides clients with a copy of the Proxy Voting Policy, upon request;

3.	discloses to its clients how they may obtain information on how MFC GIM (US) voted the client’s proxies;

4.	generally applies its Proxy Voting Policy consistently and keeps records of votes for each Client;

5.	documents the reason(s) for voting for all non-routine items; and

6.	keeps records of such proxy voting through RiskMetrics available for inspection by the Client or governmental agencies.
4. CONFLICT OF INTEREST
In instances where MFC GIM (US) has the responsibility and authority to vote proxies on behalf of its clients for which MFC GIM (US) serves as the investment adviser, there may be instances where a material conflict of interest exists. For example, MFC GIM (US) or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when MFC GIM (US) or its affiliates has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship. More specifically, if MFC GIM (US) is aware that one of the following conditions exists with respect to a proxy, MFC GIM (US) shall consider such event a potential material conflict of interest:
1. MFC GIM (US) has a business relationship or potential relationship with the issuer;
2. MFC GIM (US) has a business relationship with the proponent of the proxy proposal; or
3. MFC GIM (US) members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
As a fiduciary to its clients, MFC GIM (US) takes these potential conflicts very seriously. While MFC GIM (US)’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by MFC GIM (US)’s potential conflict, there are a number of courses MFC GIM (US) may take. The final decision as to which course to follow shall be made by the Proxy Committee.
In the event of a potential material conflict of interest, the SIPC will (i) vote such proxy according to the specific recommendation of RiskMetrics; (ii) abstain;

or (iii) request that the Client votes such proxy. All such instances shall be reported to the Chief Compliance Officer at least quarterly.
As RiskMetrics will vote proxies in accordance with the proxy voting guidelines described in Exhibit A, MFC GIM (US) believes that this process is reasonably designed to address conflicts of interest that may arise between MFC GIM (US) and a Client as to how proxies are voted. When the matter falls clearly within one of the proposals enumerated in RiskMetrics proxy voting policy, casting a vote which simply follows RiskMetrics’ pre-determined policy would eliminate MFC GIM (US)’s discretion on the particular issue and hence avoid the conflict.
In other cases, where the matter presents a potential material conflict and is not clearly within one of the RiskMetrics’ enumerated recommendations, or is of such a nature that the Proxy Committee believes more active involvement is necessary, the Proxy Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of Clients, shall be formalized in writing as a part of the minutes of the Proxy Committee. Which action is appropriate in any given scenario would be the decision of the Proxy Committee in carrying out its duty to ensure that the proxies are voted in the Clients’, and not MFC GIM (US)’s, best interests.
5. RECORDKEEPING
In accordance with applicable law, MFC GIM (US) shall retain the following documents on behalf of MFC GIM (US) for not less than five years from the end of the year in which the proxies were voted, the first two years in MFC GIM (US)’s office:
•	the MFC GIM (US) Proxy Voting Policy and any additional procedures created pursuant to that policy;

•	a copy of each proxy statement MFC GIM (US) receives regarding securities held by Clients (this requirement will be satisfied by RiskMetrics who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

•	a record of each vote cast by MFC GIM (US) (this requirement will be satisfied by RiskMetrics who has agreed in writing to do so) on behalf of Clients;

•	a copy of any document created by MFC GIM (US) that was material in making its voting decision or that memorializes the basis for such decision; and

•	a copy of each written request from a client, and response to the client, for information on how MFC GIM (US) Clients’ proxies were voted.

6. Policy Administration
The Proxy Voting Policy shall be review and approved by the Chief Compliance Officer at least annually.
The Chief Compliance Officer shall make periodic reports to the SIPC covering the effectiveness of the Policy.

Exhibit A: MFC GIM (US) Proxy Voting Policy
RiskMetrics Proxy Voting Guidelines Summary
The following is a concise summary of RiskMetrics’ proxy voting policy guidelines.

February 27, 2009
MORGAN STANLEY INVESTMENT MANAGEMENT
PROXY VOTING POLICY AND PROCEDURES
I. POLICY STATEMENT
Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds—collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.
Proxy Research Services- RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies — Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.
II. GENERAL PROXY VOTING GUIDELINES
To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.
We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.
We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.
We may abstain on matters for which disclosure is inadequate.
A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:
•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•	Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.
We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.
B. Board of Directors.
1.	Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:
a.	We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.
i.	At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.
b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c.	We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.	In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

f.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.	We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.	We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.	Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.	Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.	Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.
C. Statutory auditor boards. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.
D. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.
E. Changes in capital structure.
1.	We generally support the following:
•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•	Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•	Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•	Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.
2.	We generally oppose the following (notwithstanding management support):
•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•	Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•	Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.
We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.
F. Takeover Defenses and Shareholder Rights.
1.	Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-

term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.
2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.
G. Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.
H. Executive and Director Remuneration.
1.	We generally support the following:
•	Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.
•	Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.
2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.	Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.	Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.	We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.
I. Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.
J. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.
III. ADMINISTRATION OF POLICY
The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.
The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.
The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.
CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.
A. Committee Procedures
The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.
The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.
The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.
B. Material Conflicts of Interest
In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:
1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).
If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:
1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.
The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.
C. Proxy Voting Reporting
The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.
MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.
MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.
APPENDIX A
The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).
Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
Waiver of Voting Rights
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:
1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.
APPENDIX B
The following procedures apply to the portion of the Van Kampen Dynamic Credit Opportunities Fund (“VK Fund”) sub advised by Avenue Europe International Management, L.P. (“Avenue”). (The portion of the VK Fund managed solely by Van Kampen Asset Management will continue to be subject to MSIM’s Policy.)
1.	Generally: With respect to Avenue’s portion of the VK Fund, the Board of Trustees of the VK Fund will retain sole authority and responsibility for proxy voting. The Adviser’s involvement in the voting process of Avenue’s portion of the VK Fund is a purely administrative function, and serves to execute and deliver the proxy voting decisions made by the VK Fund Board in connection with the Avenue portion of the VK Fund, which may, from time to time, include related administrative tasks such as receiving proxies, following up on missing proxies, and collecting data related to proxies. As such, the Adviser shall not be deemed to have voting power or shared voting power with Avenue with respect to Avenue’s portion of the Fund.

2.	Voting Guidelines: All proxies, with respect to Avenue’s portion of the VK Fund, will be considered by the VK Fund Board or such subcommittee as the VK Fund Board may designate from time to time for determination and voting approval. The VK Board or its subcommittee will timely communicate to MSIM’s Corporate Governance Group its proxy voting decisions, so that among other things the votes will be effected consistent with the VK Board’s authority.

3.	Administration: The VK Board or its subcommittee will meet on an adhoc basis as may be required from time to time to review proxies that require its review and determination. The VK Board or its subcommittee will document in writing all of its decisions and actions which will be maintained by the VK Fund, or its designee(s), for a period of at least 6 years. If a subcommittee is designated, a summary of decisions made by such subcommittee will be made available to the full VK Board for its information at its next scheduled respective meetings.

Policy
It is the policy of Perimeter to vote proxies in the interest of maximizing value for Perimeter’s Clients. Proxies are an asset of a Client, which should be treated by Perimeter with the same care, diligence, and loyalty as any asset belonging to a Client. To that end, Perimeter will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short- and long-term implications of the proposal to be voted on when considering the optimal vote.
Any general or specific proxy voting guidelines provided by a Client or its designated agent in writing will supersede this policy. A Client may have its proxies voted by an independent third party or other named fiduciary or agent, at the Client’s cost.
Procedures for Voting Proxies
Perimeter has retained Glass, Lewis & Co. (“Glass, Lewis”) to assist in the coordination and voting of Client proxies. The CCO is responsible for managing the relationship with Glass, Lewis. The CCO shall ensure that all proxies are being properly voted and that Glass, Lewis is retaining all of the appropriate proxy voting records.
Perimeter assumes voting responsibility for all Client accounts unless explicitly noted otherwise in the Client’s advisory agreement. Perimeter will generally cast votes for all shares for which the Company has voting authority, with the possible exception of share blocking markets. In some non-U.S. markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian level in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, Perimeter retains the right to vote or not, based on the determination of Perimeter’s investment personnel. Glass, Lewis sends a weekly report of upcoming meetings in blocking markets detailing each client account entitled to vote, the number of shares held, type of meeting and blocking period. The CCO will monitor these upcoming meetings, consult with Perimeter’s investment team members responsible for each industry or market and arrive at a decision on whether or not to vote. If the decision is made to vote, Perimeter will process votes through Glass, Lewis.
The following general guidelines are to be followed when possible:
•	Glass, Lewis will monitor and keep track of all voting proxies.

•	Glass, Lewis will analyze each vote and provide Perimeter with its recommendation, which recommendation shall be pursuant to the guidelines previously agreed to by Perimeter and Glass, Lewis.

•	The member of the investment team who covers the security shall be responsible for reviewing the proxy and Glass, Lewis’ recommendation and make a determination on how the Company should vote such proxy. If the vote of Perimeter investment team member is contrary to Glass, Lewis’ recommendation, then the investment team member shall provide a brief explanation of such vote.

•	The investment team shall have its recommendation voted through Glass, Lewis.

In certain limited circumstances, a proxy may be received from sources other than Glass, Lewis. In such circumstances, the CCO shall use the above guidelines and be responsible for maintaining the history and record customarily retained by Glass, Lewis.
Resolving Potential Conflicts of Interest
We recognize that conflicts of interest may arise due to a variety of reasons and the CCO will reasonably try to assess any material conflicts between Perimeter’s interests and those of its clients with respect to proxy voting. If the CCO detects a conflict of interest, Glass, Lewis will evaluate the ballot issue and, using our pre-determined guidelines and their research, make an objective voting decision based upon criteria such as the financial implication of the proposal and impact on shareholder rights. In exceptional circumstances, for instance in the case of a merger or acquisition which may have significant economic implications for our client’s portfolios, we may solicit input from the applicable Perimeter investment team and possibly override the voting recommendation of Glass, Lewis.
Conflicts of Interest
Perimeter realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the CCO of any material conflict that may impair Perimeter’s ability to vote proxies in an objective manner.
In addition, any attempts by others within Perimeter to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. Further, any attempts by persons or entitles outside Perimeter to influence the voting of client proxies shall be reported to the CCO. The CCO may then elect to report the attempt to legal counsel.
Procedures for Perimeter’s Receipt of Class Actions
Perimeter recognizes that as a fiduciary it has a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care. When a recovery is achieved in a class action, investors who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action. Collecting the recovery involves the completion of a Proof of Claim form which is submitted to the Claims Administrator. After the Claims Administrator receives all Proof of Claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.
If “Class Action” documents are received by Perimeter for a separate account client, Perimeter will gather any requisite information it has and forward to the client, to enable the client to file the “Class Action” at the client’s discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that Perimeter is not qualified to make for such client. Therefore Perimeter will not file “Class Actions” on behalf of any separate account client.
If “Class Action” documents are received by Perimeter for a pooled fund client, Perimeter will gather requisite information and file a Proof of Claim form with the Claims Administrator if deemed appropriate and in the best interest of shareholders of the pooled fund. Any sums received from the settlement fund will be credited to the account of the pooled fund client.

Recordkeeping
Perimeter will maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The Director of Third-Party Distribution & Client Relations will be responsible for the following procedures and for ensuring that the required documentation is retained.
Client request to review proxy votes
▪	Any request, whether written (including e-mail) or oral, received by any Employee of Perimeter, must be promptly reported to the CCO. All written requests must be retained in the permanent file.

▪	The CCO will record the identity of the client, the date of the request, and the action taken as a result of the request, in a suitable place.

▪	In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to Clients, the CCO may distribute to any client requesting proxy voting information the complete proxy voting record of Perimeter for the period requested.

▪	Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.

▪	Clients are permitted to request the proxy voting record for the five-year period prior to their request.
Proxy statements received regarding client securities
▪	Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: Perimeter is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.
Proxy voting records
▪	A record of how Perimeter voted Client proxies.

▪	Documents prepared or created by Perimeter that were material to making a decision on how to vote, or that memorialized the basis for the decision.

▪	Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure
Perimeter will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how Clients may obtain information on how Perimeter voted their securities.
Proxy Solicitation
As a matter of practice, it is Perimeter’s policy to not reveal or disclose to any client how Perimeter may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. Perimeter will never disclose such information to unrelated third parties.
The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of Clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

PIMCO
Proxy Voting Policy and Procedures1
     The following are general proxy voting policies and procedures (“Policies and Procedures”) adopted by Pacific Investment Management Company LLC (“PIMCO”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (“Advisers Act”).2 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) and separate investment accounts for other clients.3 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO’s Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), as set forth in the Department of Labor’s rules and regulations.4
     PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.5
     Set forth below are PIMCO’s Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

1	Revised as of May 7, 2007.

2	These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

3	These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

4	Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client’s account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

5	For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

General Statements of Policy
     These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.
     PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.
Conflicts of Interest
     PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action:
1.	convening an ad-hoc committee to assess and resolve the conflict;6

2.	voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

3.	voting the proxy in accordance with the recommendation of an independent third-party service provider;

4.	suggesting that the client engage another party to determine how the proxies should be voted;

5.	delegating the vote to an independent third-party service provider; or

6.	voting in accordance with the factors discussed in these Policies and Procedures.
PIMCO will document the process of resolving any identified material conflict of interest.
Reporting Requirements and the Availability of Proxy Voting Records
Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose

[6]	Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.
PIMCO Record Keeping
     PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.
     Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.
Review and Oversight
     PIMCO’s proxy voting procedures are described below. PIMCO’s Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.
     Because PIMCO has contracted with State Street Investment Manager Solutions, LLC (“IMS West”) to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.
     1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO’s Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).
     2. Conflicts of Interest. PIMCO’s Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO’s Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO’s Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.
     3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO’s Middle Office Group.
     4. Review. PIMCO’s Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO’s Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager’s decision as to how it should be voted.
     5. Transmittal to Third Parties. IMS West will document the portfolio manager’s decision for each proxy received from PIMCO’s Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.
     6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO (“Affiliates”) may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.
Categories of Proxy Voting Issues
     In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders’ best interests, and therefore in the best economic interest of PIMCO’s clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client’s proxies.
     Board of Directors

     1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.
     2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board’s stability and continuity.
     3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer’s securities.
     4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board’s ability to review and oversee management’s actions; and (ii) any potential effect on the issuer’s productivity and efficiency.
     5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director’s legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.
     6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer’s stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

     Proxy Contests and Proxy Contest Defenses
     1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management’s track record; (iv) the issuer’s long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.
     2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.
     3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.
     4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.
     5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director’s ability to work for all shareholders.
     6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer’s charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.
     Tender Offer Defenses
     1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.
     2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

     3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.
     Capital Structure
     1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.
     2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.
     3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer’s existing authorized shares; and (ii) the industry that the issuer is in and the issuer’s performance in that industry.
     4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer’s existing authorized stock; and (ii) issues related to delisting the issuer’s stock.
     Executive and Director Compensation
     1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.
     2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer’s shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

     3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.
     State of Incorporation
     State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer’s board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.
     Mergers and Restructurings
     1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer’s shareholders.
     2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management’s efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.
     Investment Company Proxies
For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.
For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

     1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund’s performance.
     2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund’s shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.
     3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.
     4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.
     5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.
     6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund’s portfolio.
     7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor’s reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.
     8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.
     9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund’s past performance; and (iii) the terms of the liquidation.
     10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund’s charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.
     11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.
     12. Change in Fund’s Subclassification. PIMCO may consider the following when voting on a change in a fund’s subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.
     Distressed and Defaulted Securities
     1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.
     2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.
     Miscellaneous Provisions
     1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to “transact such other business as may properly come before the meeting.” PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to “transact such other business as may properly come before the meeting”: (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO’s responsibility to consider actions before supporting them.
     2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

     3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer’s resources that could have been used to increase shareholder value.
     4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management’s responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client’s instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.
*   *   *   *   *

Rainier Investment Management, Inc.
2009 Proxy Voting Policy
Summary & Procedures

Introduction
This statement sets forth the proxy voting policy of Rainier Investment Management, Inc.® (“RIM”) and is intended to be in compliance with 17 CFR 270.30b1-4 and 17 CFR 275.206(4)-6, rules relating to the voting of proxies by registered investment advisers and investment companies registered under Investment Company Act of 1940.
RIM clients include mutual funds, employee benefit plans, corporations, charitable organizations and individuals. As an investment adviser, RIM is a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care requires RIM, when it has proxy voting authority, to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, RIM will cast the proxy votes in a manner consistent with the best interest of its clients and will not subrogate client interests to its own.
RIM is the Adviser of the Rainier Investment Management Mutual Funds (“Funds”). RIM acts as a fiduciary of the Funds and shall vote the proxies of the Funds’ portfolio securities in a manner consistent with the best interest of the Funds and its shareholders.
RIM shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of its clients. RIM does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, RIM’s guidelines are intended to cover the most significant and frequent proxy issues that arise. RIM shall revise its guidelines as events warrant.

Procedures
Procedures used to address any potential conflicts of interest.
RIM votes on a pre-established set of policy guidelines and on the recommendations of an independent third party, Institutional Shareholder Services (ISS). ISS makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that RIM votes in the best interests of advisory clients and mutual fund shareholders, and it insulates our voting decisions from any potential conflicts of interest. Subject to RIM Proxy Policy Committee procedures, RIM may also override ISS vote recommendations on a case-by case basis on:
▪	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines

▪	Issues that ISS itself considers on a case-by-case basis
The extent to which RIM delegates proxy voting authority to or relies on recommendations of a third party.
As noted above, RIM relies on the recommendations of ISS. We retain ultimate responsibility for the votes, and we have the ability to override ISS vote recommendations. We will only do so, however, if we believe that a different vote is in the best interests of our clients and mutual fund shareholders.
To the extent RIM desires to override ISS’s vote recommendations for the reasons noted above, RIM (through its Proxy Policy Committee) will consider whether the proxy voting decision poses a material conflict between RIM’s interest and that of the relevant clients. If RIM determines that a proxy proposal raises a material conflict between RIM’s interests and a client’s interest, RIM will resolve such a conflict in the manner described below, in its discretion:
(i) RIM may follow the recommendation of another nationally recognized third-party proxy advisory service, and document RIM’s reasons for overriding ISS and vote in accordance with the recommendation of the other third party;
(ii) RIM may decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;
(iii) RIM may, in its discretion, disclose the conflict to each affected client and vote as directed by the client, if RIM receives a timely response from the client (and RIM may abstain from voting in the absence of a timely client response);
(iv) RIM may erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;
(v) RIM may abstain from voting on the proposal, if (a) RIM determines that an abstention is in the best interest of the affected clients as a whole,

(b) the expected benefit to the affected clients as a whole of voting the proxy exceeds the costs of voting the proxy, (c) RIM concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) RIM has not received a timely response from the client; or
(vi) RIM may implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not the product of the conflict.
The extent to which RIM will support or give weight to the views of management of a portfolio company.
We base our voting decisions on our policy guidelines and on ISS recommendations, both of which are driven by considerations of the best interests of our clients and mutual fund shareholders. We vote in favor of management positions only when they coincide with the best interests of our clients and mutual fund shareholders.
Policies and procedures relating to matters substantially affecting the rights of the holders of the security being voted.
Our policy guidelines include a section devoted specifically to shareholder rights. We generally support shareholder voting rights and oppose efforts to restrict them.
Disclosure to Clients.
RIM will disclose to its clients how they may obtain information from RIM about how RIM voted with respect to their securities. RIM will provide to its clients a description or a copy of these proxy voting policies and procedures.
Books and Records Maintained by RIM.
In connection with voting proxies and these Proxy Voting Policies and Procedures, RIM maintains (in hardcopy or electronic form) such books and records as may be required by applicable law, rules or regulations, including:
•	RIM’s policies and procedures relating to voting proxies;

•	A copy of each proxy statement that RIM receives regarding clients’ securities, provided that RIM may rely on (a) a third party to make and retain, on RIM’s behalf, pursuant to a written undertaking, a copy of proxy statements or (b) obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

•	A record of each vote cast by RIM on behalf of clients, provided that RIM may rely on a third party to make and retain, on RIM’s behalf, pursuant to a written undertaking, records of votes cast;

•	Copies of any documents created by RIM that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and

•	A record of each written client request for proxy voting information and a copy of any written response by RIM to any written or oral client request for information on how RIM voted proxies on behalf of the requesting client.

Such books and records will be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in RIM’s main business office.

RCM Proxy Voting Guidelines
and Procedures
January 1, 2009

Policy Statement and Voting Procedure	page 3

Resolving Conflicts of Interest	page 4

Cost-Benefit Analysis Involving Voting Proxies	page 4

Proxy Voting Guidelines	page 5

Ordinary Business Matters	page 5

Auditors	page 5

Board of Directors	page 6

Executive and Director Compensation	page 8

Capital Structure	page 10

Mergers and Corporate Restructuring	page 10

Antitakeover Defenses and Voting Related Issues	page 12

Social and Environmental Issues	page 14

RCM PROXY VOTING GUIDELINES	January 1, 2009

Policy Statement
RCM Capital Management LLC (“RCM”) typically votes proxies as part of its discretionary authority to manage accounts, unless our client has explicitly reserved the authority for itself. RCM exercises our proxy voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. All votes submitted by RCM on behalf of its clients are not biased by other clients of RCM. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.
RCM has adopted written Proxy Voting Guidelines and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that we are voting in the best interest of our clients. A Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. The Proxy Guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to the Proxy Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss the issues. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services. The Proxy Committee will meet annually to review these guidelines and determine whether any revisions are appropriate.
Voting Procedure
The voting of all proxies is conducted under the direction of the Proxy Committee consisting of representatives from the Research Department, Portfolio Management Team (PMT), and the Legal and Compliance Department. Vote decisions are made in accordance with the Proxy Guidelines and implemented by RCM’s third party proxy services provider, RiskMetrics Group (RMG). In situations where the Proxy Guidelines do not give clear guidance on an issue, an analyst or portfolio manager and/or the Proxy Committee will review the issue. In the event that either the analyst or portfolio manager wishes to override the Proxy Guidelines, the proposal will be presented to the Proxy Committee for a final decision. Deviation from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.
RCM’s third party proxy services provider, RMG, is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, submitting vote instructions to the appropriate tabulator, and contacting custodian banks to request missing proxies. RMG also provides holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis. RCM keeps proxy materials used in the vote process on site for at least two years.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Resolving Conflicts of Interest
RCM may have conflicts that can affect how it votes its clients’ proxies. For example, RCM may manage a pension plan whose management is sponsoring a proxy proposal. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate any other client.
In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how RCM resolves such material conflicts of interest with its clients.
Cost-Benefit Analysis Involving Voting Proxies
RCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, RCM may refrain from voting a proxy on behalf of its clients’ accounts.
In addition, RCM may refrain from voting under certain circumstances. These circumstances may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner’s ability to exercise votes, 5) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.
Proxy voting in certain countries requires “share blocking.” To vote proxies in such countries, shareholders must deposit their shares shortly before the date of the meeting with a designated depositary and the shares are then restricted from being sold until the meeting has taken place and the shares are returned to the shareholders’ custodian banks. Absent compelling reasons, RCM believes the benefit to its clients of exercising voting rights does not outweigh the effects of not being able to sell the shares. Therefore, if share blocking is required RCM generally abstains from voting.
RCM will not be able to vote securities on loan under securities lending arrangements into which RCM’s clients have entered. However, under rare circumstances, for voting issues that may have a significant impact on the investment, and if the client holds a sufficient number of shares to have a material impact on the vote, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Proxy Voting Guidelines
Ordinary Business
Ordinary Business Matters: Case-by-Case
RCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.
Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact “other business,” will be voted AGAINST, to prevent the passage of significant measures without our express oversight.
Auditors
Ratification of Auditors: Case-by-Case
RCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.
RCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.
Shareholder Proposals Regarding Rotation of Auditors: Generally FOR
RCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.
Shareholder Proposals Regarding Auditor Independence: Case-by-Case
RCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Board of Directors
Election of Directors: Case-by-Case
Votes on director nominees are made on a case-by-case basis. RCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. RCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed. When available information demonstrates a conflict of interest or a poor performance record for specific candidates, RCM may vote against or withhold votes from director nominees.
Majority Vote Requirement for the Election of Directors: Case-by-Case
RCM evaluates proposals to require a majority vote for the election of directors, on a case-by-case basis. RCM generally supports binding and non-binding (advisory) proposals to initiate a change in the vote threshold requirement for board nominees, as we believe this may bring greater director accountability to shareholders. Exceptions may be made for companies with policies that provide for a meaningful alternative to a full majority-voting standard.
Classified Boards: AGAINST
Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. RCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. RCM will vote FOR shareholder proposals to de-classify the board of directors.
Changing Size of Board: Case-by-Case
RCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.
Majority of Independent Directors on Board: Case-by-Case
RCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis. RCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Minimum Share Ownership by the Board: AGAINST
Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, RCM does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.
Limit Tenure of Directors: AGAINST
RCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.
Director Indemnification and Liability Protection: Case-by-Case
RCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. RCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and if only the director’s legal expenses would be covered, RCM may vote FOR expanded coverage.
Separate Chairman/Chief Executive Officer: Case-by-Case
RCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. RCM generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO’s decisions. We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled non-management meetings with a powerful and independent Lead Director.
Diversity of the Board of Directors: Case-by-Case
RCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis. RCM generally votes FOR requests for reports on the company’s efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Executive and Director Compensation
Stock Incentive Plans: Case-by-Case
RCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.
RCM utilizes research from a third-party proxy voting service (RMG) to assist us in analyzing all details of a proposed stock incentive plan. Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.
Cash Bonus Plans (OBRA related): Case-by-Case
RCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan proposals on a case-by-case basis. OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA’s $1 million cap.
The primary objective of such proposals is to avoid tax deduction limitations imposed by Section 162(m) of the Internal Revenue Code, and RCM will generally vote FOR plans that have appropriate performance targets and measures in place.
In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, RCM may vote AGAINST the cash bonus plan, and may withhold votes from compensation committee members.
Eliminate Non-Employee Director Retirement Plans: FOR
RCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value. Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Employee Stock Purchase Plans: Case-by-Case
Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions. Such plans provide performance incentives and lead employees to identify with shareholder interests.
Qualified employee stock purchase plans qualify for favorable tax treatment under Section 423 of the Internal Revenue Code. RCM will vote FOR Qualified Employee Stock Purchase Plans that include: (1) a purchase price of at least 85 percent of fair market value, and (2) an offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares) of no more than 10 percent.
For Nonqualified Employee Stock Purchase Plans, companies provide a match to employees’ contributions, instead of a discount in stock price. Provided the cost of the plan is not excessive, RCM generally votes FOR non-qualified plans that include: (1) broad-based participation (2) limits on employee contribution (3) company matching contribution up to 25 percent of the employee’s contribution (4) no discount on stock price on the date of purchase.
Shareholder Proposals Regarding Executive Pay: Case-by-Case
RCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
RCM votes FOR proposals requesting that at least a significant portion of the company’s awards are performance-based. Preferably, performance measures should include long term growth metrics.
RCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.
RCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.
All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.
Executive Severance Agreements (Golden Parachutes): Case-by-Case
RCM votes FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. RCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Capital Structure
Capital Stock Authorizations: Case-by-Case
RCM utilizes research from a third-party proxy voting service (RMG) to assist us in analyzing all details of a proposed stock incentive plan. Proposals requesting an increase in authorized shares of common or preferred stock are voted, on a case-by-case basis, after analyzing the company’s industry and performance in terms of shareholder returns.
Stock Splits and Dividends: Case-by-Case
RCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.
Mergers and Corporate Restructuring
Mergers and Restructurings: Case-by-Case
A merger, restructuring, or spin-off in some way affects a change in control of the company’s assets. In evaluating the merit of such transactions, RCM will consider the terms of each proposal and will analyze the potential long-term value of the investment. RCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.
Prevent a Company from Paying Greenmail: FOR
Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. RCM will generally vote FOR anti-greenmail provisions.
Fair Price Provision: AGAINST
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of

RCM PROXY VOTING GUIDELINES	January 1, 2009

at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.
RCM will vote AGAINST fair price provisions, if the shareholder vote requirement, imbedded in the provision, is greater than a majority of disinterested shares.
RCM will vote FOR shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.
State Antitakeover Statutes: Case-by-Case
RCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.
Reincorporation: Case-by-Case
RCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company’s financial disclosure, the impact on current and potential business with the U.S. government, M&A opportunities and the risk of being forced to reincorporate in the future. RCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Anti-takeover Defenses and Voting Related Issues
Poison Pills: Case-by-Case
RCM votes AGAINST poison pills (or shareholder rights plans) proposed by a company’s management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.
RCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.
Dual Class Capitalization with Unequal Voting Rights: Case-by-Case
RCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. RCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.
Blank Check Preferred Stock: Case-by-Case
Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.
RCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.
RCM will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Supermajority Voting Provisions: AGAINST
Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.

RCM PROXY VOTING GUIDELINES	January 1, 2009

RCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.
Cumulative Voting: Case-by-Case
Cumulative voting allows shareholders to “stack” their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. RCM evaluates management proposals regarding cumulative voting, on a case-by-case basis. For companies that do not have a record of strong corporate governance policies, we will generally vote FOR shareholder proposals to restore or provide for cumulative voting.
Shareholder Action by Written Consent: Case-by-Case
Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.
RCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.
Shareholder’s Right to Call Special Meeting: FOR
RCM votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.
Confidential Voting: FOR
RCM votes FOR shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, RCM maintains records which allow our clients to have access to our voting decisions.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Social and Environmental Issues
Shareholder Proposals Regarding Social and Environmental Issues: Case-by-Case
In evaluating social and environmental proposals, RCM first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RCM recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.
RCM considers the following factors in evaluating proposals that address social and environmental issues:
•	Cost to implement proposed requirement

•	Whether any actual abuses exist

•	Whether the company has taken any action to address the problem

•	The extent, if any, to which the proposal would interfere with the day-to-day management of the company.
RCM generally supports proposals that encourage corporate social responsibility. However, RCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, RCM believes that these matters are best left to the judgment of management.
Sign or Endorse the CERES Principles: Case-by-Case
The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation. CERES was formed by the Coalition of Environmentally Responsible Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.
RCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs. Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company’s current environmental disclosure, its environmental track record, and the practices of peer companies.

RCM PROXY VOTING GUIDELINES	January 1, 2009

Environmental Reporting: FOR
RCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder’s environmental concerns.
Northern Ireland (MacBride Principles): Case-by-Case
The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland. These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems. Divestment of stock is not called for under these principles. RCM takes the following factors into consideration regarding Northern Ireland resolutions:
•	Whether any discrimination charges have been filed against the subject company within the past year;

•	Whether the subject company has subscribed to the Fair Employment Agency’s, “Declaration of Principle and Intent.” (Northern Ireland governmental regulations); and

•	Whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

RCM PROXY VOTING GUIDELINES	January 1, 2009

EXHIBIT A
PROXY VOTING GUIDELINES
RiverSource Investments, LLC
Kenwood Capital Management LLC
•	Set forth below are guidelines used by each Affiliate in voting proxies (the “Guidelines”). The Guidelines cover both management proposals and shareholder proposals. Accordingly, if an Affiliate will vote against a management proposal, it will support a shareholder proposal recommending the opposite position. For example, the Affiliate will generally vote against a management proposal to have a classified board and will generally support a shareholder motion to eliminate a classified board. With respect to non-U.S. companies, there are a number of proposals that are unique to the manner in which business in conducted in their respective countries and these guidelines are in a separate section that addresses most of the common proposals that appear in proxies of these markets.

•	Each Affiliate may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.
Governance
G1 Elect directors.
The Affiliate supports annual election of all directors and proposals to eliminate classes of directors. In a routine election of directors, the Affiliate will vote with management on the slate of directors since management and the nominating committee of independent directors are in the best position to know what qualifications are needed for each member of the board to form an effective board. However, the Affiliate will vote against a nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent* of management and the Affiliate will vote against shareholder proposals that would dictate the composition of the board. The Affiliate will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company**. Furthermore, the Affiliate will withhold support from the audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors. The Affiliate will vote in accordance with recommendations from its third party research provider for situations involving options backdating, restatements, or material weakness. For contested elections, the Affiliate evaluates the proposals on a case by case basis, taking into consideration factors such as the background of the proxy contest, the performance of the current board and management, and qualifications of nominees on both slates.

*	We define independence using the following criteria:
Insider:
▪	An inside director is a director who also serves as an employee of the company.
Affiliated Director:
▪	Former executive[1] of the company, its affiliates[2], or an acquired firm, within the past five years
▪	Relative[3] of current employee in a management position of the company or its affiliates
▪	Relative[3] of former executive of company or its affiliates
▪	Currently provides (or a relative[3] provides) professional services to the company or its affiliates or to its officers in excess of $60,000 per year (i.e., consulting/legal firm)
▪	Employed by a significant customer or supplier[4]
▪	Has (or a relative[3] has) any transactional relationship with the company or its affiliates[4]
▪	Stock ownership of 20% or more
▪	Has (or a relative[3] has) an interlocking relationship (as defined by the SEC) involving members of the board of directors or its Compensation or similar committees

EXHIBIT A

1 ” Executives” (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, any vice president in charge of a principal business unit, division, or function, and any other officer who performs policy-making functions). Corporate secretaries and general counsels not listed as officers and not employed by the company will be considered Affiliated Directors.
2 “Affiliate” includes a subsidiary, sibling company, or parent company.
3 “Relative” follows the SEC’s definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, executive officer, or significant shareholder of the company.
4 If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

**	A nominee’s ability to devote sufficient attention to the board is based on the number of other boards for which the candidate serves. The Affiliate will withhold votes from any nominee who serves on boards at more than 4 other public companies or who is an executive and serves on boards at more than 2 other public companies.
G2 Limit director monetary liability.
The proposal sets a maximum dollar amount that can be obtained through the course of legal action from a director who acts in good faith and does not benefit from a transaction. The Affiliate supports the proposal. Reasons are: the need to attract qualified persons to serve as directors who might not be willing to serve without limits on monetary liability; the ability to obtain more favorable insurance coverage at lower rates; and to avoid the possibility of directors making marginal decisions to avoid legal complications rather than the tough decisions needed to advance the company.
G3 Indemnify directors and officers.
The proposal permits a company to indemnify directors and officers and to pay, in advance, legal expenses should a lawsuit be filed against them provided certain steps established by state law are fulfilled. The Affiliate will support the proposal.
G4 Set director remuneration.
The Affiliate generally supports recommendations of a company’s board with respect to compensation and opposes shareholder proposals that limit compensation or mandate that compensation be paid in shares of stock.
G5 Approve director retirement plans
The Affiliate votes against director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.
G6 Fix number of directors.
The proposal requests that a board be given the authority to determine the number of directors. The Affiliate supports the proposal because it allows the directors to adjust the size of their board to adapt to needs that may arise.
G7 Require members of board and all members of key committees to be independent.
The current proposals are worded to require two-thirds of the board and/or all members of key committees to be independent from management. The Affiliate supports the proposal as a good business practice.
G8 Set terms of directors.
The proposal asks shareholders to fix or extend the term that a director may serve. The Affiliate supports the management recommendations regarding director’s length of service. Accordingly, the Affiliate generally does not support shareholder proposals regarding term limits or mandatory retirement.
G9 Independent Chairman/Lead Director:
These shareholder proposals require the position of chair be filled by an independent director. The Affiliate believes that having a designated leader among the independent directors fosters the effectiveness of the independent directors and ensures appropriate oversight of management. The Affiliate supports the proposals for an independent chairman and, if the chairman is not independent, will support proposals for an independent lead or presiding director.

EXHIBIT A
Auditors
A1 Appoint auditors.
The proposal allows shareholders to vote for or against the accounting firm selected to audit the company’s books. The Affiliate votes in accordance with recommendations made by its third party research provider which typically recommend votes against management in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.
A2 Ratify auditors
The proposal asks that a board submit the auditor to shareholders for ratification. The Affiliate votes in accordance with recommendations made by its third party research provider which typically recommend votes against management in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.
A3 Prohibit or limit auditor’s non-audit services
The proposal seeks to limit or prohibit auditors from providing non-audit services. The Affiliate does not support this proposal since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

EXHIBIT A
Business Entity and Capital Structures
B1 Increase number of authorized shares of common stock.
The proposal increases the number of authorized shares of common stock. The Affiliate supports the proposal provided the purpose stated for the increase is reasonable and the company does not have a history of abusing its use of authorized but unissued shares. The Affiliate votes in accordance with recommendations made by its third party research provider, which are typically based on the reasons a company may be in need of additional capital including stock splits, shareholder defenses, financing for acquisitions, and financing for operations.
B2 Stock splits or reverse stock splits.
The proposal provides for stock splits or reverse stock splits. The Affiliate supports the proposal as it is intended to encourage ownership of a company.
B3 Shareholder rights (poison pill)(fair price) plan.
The proposal requests shareholders approve a plan which management could use for anti-takeover protection. The Affiliate supports the proposal based on a belief that such plans force uninvited bidders to negotiate with a company’s board. These negotiations allow time for the company to maximize value for shareholders by forcing a higher premium out of a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Affiliate supports proposals to submit such a plan to shareholders, if it was not submitted for shareholder approval, and supports limiting the vote required for approving a proposal under the plan to a majority.
B4 Preferred stock.
The proposal asks shareholders to give the board authorization to issue preferred stock. The Affiliate generally supports the proposal because preferred stock may be used as a component to implement a shareholder’s rights plan and may be used for certain financing needs of the company. However the Affiliate does not support proposals to issue preferred shares that carry voting rights of more than one vote per share or that are designed for use in an anti-takeover situation.
B5 Reincorporation
The proposal requires or requests a board to consider incorporating in another jurisdiction. The Affiliate votes against the proposal unless the long-term business reasons for doing so are valid. The Affiliate will support proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.
B6 Supermajority vote requirement.
The proposal seeks changes in the company articles and/or bylaws to require the affirmative vote of a super-majority of the outstanding voting stock for approval of certain actions. The Affiliate does not support supermajority requirements outside of a shareholders’ right plan because of fairness issues and the possibility of unforeseen consequences and prefers a simple majority for a shareholders rights plan.
B7 Eliminate action by written consent.
The proposal asks shareholders to amend articles/bylaws to eliminate the right of shareholders to take action by written consent. The Affiliate opposes the proposal since it can be appropriate to take action by written consent in some instances.
B8 Dissolution of cumulative voting
The proposal requests that shareholders approve amendments to articles/bylaws to eliminate cumulative voting in the election of directors. Cumulative voting allows shareholders to cast as many votes as equal to the number of shares they own, multiplied by the number of directors to be elected. A shareholder can then cast all of his /her votes for a single candidate, or any two or more as he/she sees fit. The use of cumulative voting enables the holder of a minority of a company’s stock to elect one or more directors if they are able to gain sufficient support. The Affiliate votes in support of the

EXHIBIT A
proposal to eliminate cumulative voting based on the view that each director elected should represent the interests of all shareholders.
B9 Issue shares without preemptive rights (up to 20%)
The proposal seeks shareholder approval for the board to issue shares equivalent to xx% of the company’s issued ordinary share capital in the form of securities free of preemptive rights. The Affiliate supports the proposal based on the belief that the company must have the ability to issue common stock as necessary.
B10 Change company name.
The proposal requests that shareholders approve a new name for the company. The Affiliate supports the proposal.
B11 Recapitalization.
The proposal requests shareholder approval for a plan to combine two or more classes of stock into one class, to authorize the company’s board to issue new common or preferred stock or to change par value. The Affiliate supports the proposal so long as the changes do not cause current shareholders to lose any rights.
B12 Issuance of Equity or Equity-Linked Securities Without Preemptive Rights.
The proposal seeks shareholder approval for the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities without preemptive rights. The Affiliate supports the proposal provided dilution does not exceed 20 percent of the company’s outstanding capital.
B13 Merger Agreement/Reorganization
The proposal seeks shareholder approval for the merger agreement. These proposals are evaluated on a case-by-case basis.
B14 Adjourn meeting.
The proposal requests authority for a board to adjourn the meeting if it becomes necessary to solicit additional votes for a merger agreement. The Affiliate votes on adjournment proposals in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

EXHIBIT A
Compensation and stock options
C1 This section intentionally left blank.
C2 Employee stock purchase plan.
The proposal recommends approval of an employee stock purchase plan whereby employees have an opportunity to share in the ownership of the company through regular and systematic purchases of company stock. The Affiliate supports the proposal as a way to encourage employees to develop a stronger incentive to work for the continued success of the company and provided the plan contains the following provisions:
•	The purchase price of the company stock may not be less than 85% of fair market value (80% if U.K. company).

•	The offering period must be 27 months or less.

•	The potential voting power dilution is 10% or less.
C3 Stock option plan (employee and non-employee)
The proposal asks shareholders to approve a plan that reserves a certain number of shares of common stock that may be issued in conjunction with the exercise of incentive and non-qualified stock options. The Affiliate votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to top executives.
C4 Require holding periods for stock by senior management
These shareholder proposals ask that the company adopt a holding or retention period for its executives. The Affiliate votes in favor of proposals requiring senior management to hold stock obtained by way of a stock option plan for a minimum of three years.
C5 Ban future executive stock options
The proposal bans the use of stock options in compensation plans. The Affiliate votes against the proposal since it precludes offering a balanced compensation program.
C6 Require shareholder approval of extraordinary benefits to senior management
The proposal requires that shareholders approve certain benefits. The Affiliate votes against the proposal electing instead to support requirements that a board disclose any extraordinary benefits paid to current and retired senior management.
C7 Reapprove Executive Incentive Compensation Plan for OBRA.
The 1993 Omnibus Budget Reconciliation Act (OBRA), mandates certain restrictions on the tax deductibility of executive compensation above $1 million. The law provides exceptions for certain performance-based compensation, including cash bonuses, provided the plan is administered by a compensation committee of two or more outside directors and amendments to the plan are approved by shareholders. Under the terms of the plan, the company links cash payouts to the attainment of preset hurdle rates. The Affiliate votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan.
C8 Restricted Stock Grant Program.
The proposal seeks shareholder approval of a Restricted Stock Grant Program, which would grant shares from those reserved under an Executive Award Plan. The program is submitted in order to qualify for certain tax deductions granted for “performance-based” compensation under Section 162(m) of the Internal Revenue Code. The Affiliate supports the proposal if it meets the required criteria.
C9 Non-Employee Directors’ Stock Plan.
The proposal seeks shareholder approval of a company’s Non-Employee Directors’ Stock Plan which is designed to provide outside directors with the option of receiving all or a portion of their annual retainer fees in the form of company stock. The Affiliate supports the proposal.

EXHIBIT A
C10 Changes in compensation plans.
The proposal requests shareholders approve a change in the terms of a compensation plan, including the repricing of options previously granted. The Affiliate votes in accordance with recommendations made by its third party research provider, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees or allowing for repricing.
C11 Performance-based stock options
The proposal seeks adoption of or modification to a stock option plan so that options are granted based on a stated standard. The Affiliate votes against such proposals in the view that compensation committees should have the authority to determine option grants.
C12 Deferred compensation plans for non-employee directors
The proposal requests approval for a plan whereby non-employee directors may defer compensation until retirement. The Affiliate supports the proposal.
C13 Options backdating
The Affiliate is opposed to options backdating. The Affiliate votes in accordance with recommendations made by its third party research provider which consider factors such as whether director nominees served on compensation committees that oversaw the questionable option grant practices or currently serve on compensation committees, and fail to respond to the issue of options backdating proactively..
C14 Performance-based executive compensation
These shareholder proposals seek to align executive compensation with shareholders’ interests. The Affiliate considers proposals linking executive pay for performance on a case-by-case basis.
C15 Advisory votes on executive compensation (Say-on-Pay)
These shareholder proposals, which are relatively new, call for annual non-binding votes on the executive compensation plan. Pending a review of the effects on executive compensation practices of new SEC guidelines on proxy disclosure and work by several groups of institutional investors, unions, and major corporations, the Affiliate will abstain from voting on these proposals

EXHIBIT A
Directives related to social and corporate issues
D1 Review and report on executive compensation.
The proposal directs a board to review executive compensation packages, concentrating on ways in which executive compensation can be more closely linked to financial, environmental, and social performance. The Affiliate considers executive compensation to be a business matter for the board and votes against the proposal.
D2 Limit executives to holding one position.
The proposal asks that the company adopt a policy that would prohibit anyone from holding more than one position simultaneously. The Affiliate votes against.
D3 Limit executives’ compensation.
The proposal requests that a board cap the total pay and other compensation of its executive officers to no more than X times the pay of the average employee of the company. The Affiliate votes against.
D4 This section intentionally left blank.
D5 Prohibit or disclose contributions.
The proposal requests a board prohibit or publish in certain newspapers contributions made by the company, either directly or indirectly, for political, charitable or educational purposes. The Affiliate votes against.
D6 Disclose prior government service.
The proposal seeks to have a board furnish a list of high-ranking employees who served in any governmental capacities over the last five years. The Affiliate votes against.
D7 Disclose social agenda
The proposals seek disclosure on military contracts, conservation initiatives, business relationships with foreign countries, animal testing, and abortion. In view of the fact that advisory clients are likely to have different views of what is a socially responsible policy, or whether social responsibility issues other than those mandated by law should be the subject of corporate policy, the Affiliate abstains from voting on such issues.
D8 Maximize shareholder value
The proposal asks a board establish a shareholders’ advisory committee, hire an outside consultant or arrange for the sale of the company to enhance shareholder value. The Affiliate votes against.
D9 Socially Responsible Investing Proposals:
These shareholder proposals generally seek to have a board take a position on social or environmental issues. In view of the fact that Fund shareholders are likely to have different views of what is a socially responsible policy, or whether social responsibility issues other than those mandated by law should be the subject of corporate policy, the Affiliate abstains from voting on such issues.

EXHIBIT A
Shareholder meeting proposals
S1 Open/Close meeting.
The proposal is to approve the opening or closing of a meeting. The Affiliate supports the proposal.
S2 Designate keeper of minutes.
The proposal designates a shareholder or other individual to detail the discussion of the annual meeting and write the minutes for submission to the board, shareholders and/or the government. The Affiliate supports the proposal.
S3 Approve minutes.
The proposal requests shareholders approve minutes from the previous meeting. The Affiliate supports the proposal.
S4 Other business.
The proposal asks shareholders to give management the authority to conduct or vote on other business at shareholder meetings. The Affiliate abstains from voting on these proposals.
S5 Nominations for directors
The proposal would require a company to include nominations in addition to those proposed by management in a proxy statement. The Affiliate votes against the proposal since there are established procedures for proposing opposition slates of directors.
S6 Confidential ballot.
The proposal asks shareholders to direct a board to take steps to ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Affiliate supports the proposal to minimize pressure on shareholders, particularly employee shareholders.
S7 Request for special reports
The proposal asks for special reports from management, e.g. environmental issues, military sales, etc. The Affiliate votes against such proposals.
S8 Request for change in operations
The proposal seeks to change the way a company operates, e.g. protect human rights, sexual orientation, etc. The Affiliate votes against such proposals.
S9 Request for change in the nomination process
The proposal requires boards to nominate candidates based on sex, race or special criteria. The Affiliate votes against such proposals.
S10 Request for change in the products manufactured or sold
The proposal requires management to end business in tobacco or other products. The Affiliate votes against such proposals.
S11 Request for Majority vote to elect directors
The proposal requests that the board amend the company’s certificate of incorporation or its bylaws to provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board. The Affiliate votes for such proposals.
S12 Shareholder access to the proxy
The shareholder proposals ask that management provide shareholders with the ability to nominate director candidates on management’s proxy card. The Affiliate will generally abstain from voting on these proposals, pending the results of SEC action/guidance and court actions on the issue.
S13 Shareholders’ right to call a special meeting
The shareholder proposals ask that management amend the company’s bylaws or other appropriate documents to provide shareholders with the ability to call a special meeting. The Affiliate will support these proposals, provided that in order to exercise this right, investors own 10% of outstanding shares.

EXHIBIT A
Non — US Proxies
F1 Approve discharge of Management (Supervisory) Board.
The proposal asks that shareholders approve formal discharge of responsibility of the management board for the fiscal year. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action. The Affiliate votes in accordance with recommendations made by its third party research provider, which are typically based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing.
F2 Approve special auditor’s report.
French companies are required by law to present shareholders with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions. The Affiliate votes for.
F3 Approve financial statements, directors’ reports, and auditors’ reports.
The proposal requests shareholder approval of the financial statements, directors’ reports, and auditors’ reports. The Affiliate supports the proposal provided the financial statements are audited by the auditors approved by shareholders.
F4 Set/approve dividend.
The proposal requests shareholders approve the dividend rate set by management. The Affiliate votes for.
F5 Approve script dividend alternative.
The proposal asks shareholders to authorize dividend payments in the form of either cash or shares at the discretion of each shareholder. The Affiliate supports giving shareholders this option so long as the options are financially equal.
F6 Approve allocation of income.
The proposal asks shareholders to approve a board’s allocation of income for the current fiscal year, as well as the dividend rate. The Affiliate votes for.
F7 Approve appropriation of profits and dividends.
The proposal asks shareholders to approve a board’s proposed determination of profits and amount of the dividend for the current fiscal year. The Affiliate votes for.
F8 Grant board authority to repurchase shares.
The proposal requests that a board be given the authority to repurchase shares of the company on the open market. This authority would continue until the next annual meeting. The Affiliate votes for.
F9 Approve payment of corporate income taxes.
The proposal seeks approval for the use by a company of its reserves in order to pay corporate taxes. This is common practice in Europe. According to European accounting procedures, a company is required every year to set aside a certain percentage (usually five percent) from its profits which will be allocated to the company’s reserves. Reserves are used to cover losses in future years and pay dividends and corporate taxes. The Affiliate votes for.
F10 Cancel pre-approved issuance authority.
The proposal asks shareholders to cancel a previously approved authority to issue capital. Companies in Denmark do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries. They must create specific pools of capital with a limited life for general use, which they may call upon during the life of the pool. Therefore, companies routinely request the creation of pools of capital for no specific use or for a specific reason. If the board deems the pool of capital as no longer necessary or relevant to the company’s needs, yet the life of the authority has not yet lapsed, then shareholder approval is needed to cancel it. The Affiliate votes for.

EXHIBIT A
F11 Authorize new product lines.
The proposal seeks shareholder approval to amend the company’s articles to allow the company to expand into new lines of business. As more companies seek to diversify out of their traditional narrow industries, greater flexibility is being routinely introduced. This change does not require the company to go into these businesses, but gives them the flexibility to do so if and when they choose. The Affiliate votes for.
F12 Appoint statutory auditor.
The proposal seeks shareholder approval to appoint one internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code. Statutory auditors in Japan are responsible for attending all board meetings and important business meetings, reviewing all major documents, cooperating with the external auditors, and approving the external audit. Even though the independence of internal auditors is not clear, the Affiliate votes for.
F13 This section intentionally left blank.
F14 Authorize filing of required documents/other formalities.
The proposal asks shareholders to authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law. This is a routine item in France. The Affiliate votes for.
F15 Propose publications media.
The proposal requests shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice. While the fund would prefer that foreign shareholders receive written notification of the annual meeting, publishing this information in newspapers is common in Chile and other countries. The Affiliate votes for.
F16 Clarify Articles of Association.
The proposal seeks shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items. The Affiliate votes for.
F17 Update Articles of Association with proxy results
The proposal asks shareholders to approve changes to the company’s articles of association to reflect the results of a proxy vote by shareholders. This is a routine proposal in international proxies and the Affiliate votes for.
F18 Conform Articles of Association to law or stock exchange
The proposal requests shareholder approval to amend the articles of association to conform with new requirements in local or national law or rules established by a stock exchange on which its stock is listed. The Affiliate votes for.
F19 Authorize Board to Ratify and Execute Approved Resolutions
The proposal requests shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting. The Affiliate votes for.
F20 Prepare and Approve List of Shareholders.
The proposal requests shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting. This is a routine formality in European countries and the Affiliate votes for the proposal.
F21 Announce Vacancies on Management (Supervisory) Board.
The proposal asks shareholder approval to announce vacancies on the board. In accordance with Dutch law, the company must announce which of the board members will retire from the board during the next year, either because their terms have expired or because they have reached the mandatory retirement age. The Affiliate votes for.
F22 Elect Chairman of the Meeting.
The proposal requests shareholder approval to elect the chairman of the meeting.

This is a routine meeting formality in European countries and is supported by the Affiliate.

EXHIBIT A
F23 Allotment of unissued shares.
The proposal requests that shareholders give the directors of the company the authority to allot unissued shares. The proposal provides authority to directors that is already provided to U.S. company directors without shareholder approval, i.e. the ability to issue additional shares of common stock. The Affiliate supports this proposal.
F24 Authority to issue shares.
The proposal requests shareholders give the board the ability to issue authorized shares. The Affiliate votes for.
F25 Authority to allot shares for cash.
The proposal requests that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount of X (approximately % of the issued share capital of the company). This will renew the existing authorization and will terminate in one year. UK laws require that current shareholders have pre-emptive rights to all newly-issued shares. The Affiliate supports the proposal.
F26 Authorize Board to use all outstanding capital.
The proposal asks shareholders to authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company. Similar to the way U.S. companies use preferred stock, this is a common anti-takeover measure in France. The anti-takeover protection may give companies breathing room for making the right choices, not just the expedient ones. In addition, a large-block holder serves as a monitor of management that may keep the pressure on to ensure good performance, to the benefit of all shareholders. The Affiliate supports the proposal.
F27 Change date/location of annual meeting.
The proposal requests shareholder approval for the board to change the date and/or location of the annual meeting. In some companies, the articles/bylaws establish the date and place for the annual meeting. The proposal gives the board flexibility to establish another date or location to hold the annual meeting. The Affiliate supports the proposal.
F28 Authorize issuance of equity or equity-linked securities.
The proposal seeks shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities. The Affiliate supports the proposal.
F29 Authorize issuance of bonds.
The proposal requests shareholder approval granting the authority to the board to issue bonds or subordinated bonds. Full use of this authorization could potentially increase the debt-to-equity ratio to ___%. However, French companies generally do not expect to utilize the total amount of issuance power they request. The Affiliate votes for.
F30 Authorize capitalization of reserves for bonus issue or increase in par value.
The proposal requests shareholder approval increasing authorized stock by capitalizing various reserves or retained earnings. Under this proposal, shareholders would receive either new shares or a boost in the par value of their shares at no cost. When the company capitalizes reserves and distributes new shares to shareholders free of charge in a bonus issue, there is no cost for shareholders to maintain their stakes and no risk of dilution. Bonus issues basically transfer wealth to shareholders and do not impact share value significantly. The only impact would be a mildly positive one—by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base. The Affiliate supports the proposal.
F31 Increase issued capital for rights issue.
The proposal requests shareholders approve an increase to “issued capital” in order to offer a rights issue to current registered shareholders. With a rights issue, shareholders have the option of purchasing additional shares of the company’s stock, often at a discount to market value. The company will use the proceeds from the issue to provide additional financing for the company. Because the shares are being offered at a discount, this offer is very attractive to shareholders. The Affiliate supports the proposal because of the positive impact for both the company and participating shareholders.

EXHIBIT A
F32 Authorize reissuance of repurchased shares.
The proposal requests shareholder approval for the board to reissue shares of the company’s stock that had been repurchased by the company at an earlier date. Similar proposals do not appear in proxies of U.S. companies since boards have authority to issue any authorized shares. The Affiliate supports the proposal.
F33 Approve retirement bonuses for directors/statutory auditors.
The proposal requests shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors. Although this proposal is a routine request in Japan, the Affiliate abstains from voting because the information provided is insufficient to base a decision.
F34 Approve payment to deceased director’s family.
The proposal requests shareholder approval for the payment of a retirement bonus to the family of a deceased director. Although this proposal is a routine request in Japan, the Affiliate does not support it because the information provided is insufficient to base a decision.
F35 Authorize company to engage in transactions with related parties.
The proposal requests shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES). Singapore’s related-party transaction rules are fairly comprehensive, providing shareholders with substantial protection against insider trading abuses. The Affiliate supports this proposal.
F 36 Amend Articles to Lower Quorum Requirement for Special Business.
The proposal seeks to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting. Such resolutions, which include amendments to articles, mergers, spin-offs, and stock option plans, will still need a two-thirds majority of the votes cast in order to be effective. Lowering the quorum requirement will remove a powerful incentive for the company to reach out to its independent shareholders when the company is close to reaching a quorum of one-third of issued capital with only the votes of the founder, partner or strategic partner. The Affiliate votes against these proposals when the company’s board owns close to one-third of issued capital. When the board is not close to reaching a one-third quorum with votes from the founding family or partner, and reaches out to shareholders for support, the Affiliate votes in favor of these proposals.
F 37 Authorize company to make EU Political Organization Donations.
The proposal asks shareholders to authorize the company to make EU Political Organization Donations and to incur EU Political Expenditures. The Affiliate votes in accordance with recommendations made by its third party research provider.
F 38 Elect Directors (Australia, Canada, U.K. and Ireland*).
The Affiliate supports annual election of all directors and proposals to eliminate classes of directors. In a routine election of directors, the Affiliate will vote with management on the slate of directors since management and the nominating committee of independent directors are in the best position to know what qualifications are needed for each member of the board to form an effective board. However, the Affiliate will vote against a nominee who has been assigned to the audit, compensation, remuneration, governance, or nominating committee if that nominee is not independent** of management and the Affiliate will vote against shareholder proposals that would dictate the composition of the board. The Affiliate will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company***. Furthermore, the Affiliate will withhold support from the audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors. The Affiliate will vote in accordance with recommendations from its third party research provider for situations involving options backdating, restatements, or material weakness. For contested elections, the Board evaluates the proposals on a case by case basis, taking into consideration factors such as the background of the proxy contest, the performance of the current board and management, and qualifications of nominees on both slates.

EXHIBIT A

*	For all other non-U.S. companies not domiciled in the U.S., the Affiliate votes in favor of company management.

**	We define independence using the following criteria:
Insider:
▪	An inside director is a director who also serves as an employee of the company.
Affiliated Director:
▪	Former executive[1] of the company, its affiliates[2], or an acquired firm, within the past five years
▪	Relative[3] of current employee in a management position of the company or its affiliates
▪	Relative[3] of former executive of company or its affiliates
▪	Currently provides (or a relative[3] provides) professional services to the company or its affiliates or to its officers in excess of $60,000 per year (i.e., consulting/legal firm)
▪	Employed by a significant customer or supplier[4]
▪	Has (or a relative[3] has) any transactional relationship with the company or its affiliates[4]
▪	Stock ownership of 20% or more
▪	Has (or a relative[3] has) an interlocking relationship (as defined by the SEC) involving members of the board of directors or its Compensation or similar committees

1 “Executives” (officers subject to Section 16 of the Securities and Exchange Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, any vice president in charge of a principal business unit, division, or function, and any other officer who performs policy-making functions). Corporate secretaries and general counsels not listed as officers and not employed by the company will be considered Affiliated Directors.
2 “Affiliate” includes a subsidiary, sibling company, or parent company.
3 “Relative” follows the SEC’s definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, executive officer, or significant shareholder of the company.
4 If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

***	A nominee’s ability to devote sufficient attention to the board is based on the number of other boards for which the candidate serves. The Affiliate will withhold votes from any nominee who serves on boards at more than 4 other public companies or who is an executive and serves on boards at more than 2 other public companies.

State Street Global Advisors SSgA
Proxy Voting Policy
Introduction
SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).
Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team. FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:
1)	describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)	matches proxies received with holdings as of record date;

5)	reconciles holdings as of record date and rectifies any discrepancies;

6)	generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)	documents the reason(s) for voting for all non-routine items; and

8)	keeps records of such proxy voting available for inspection by the client or governmental agencies.
Process
The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.
In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields. RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to Amended
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Proxy Voting Policy
be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters. The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy. The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.
From time to time, proxy votes will be solicited which fall into one of the following categories:
(i) proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or
(ii) proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.
The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.
In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.
FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction. In such a case, FM will be unable to vote such a proxy.
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Proxy Voting Policy
Voting
For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.
I. Generally, FM votes for the following ballot items:
Board of Directors
• Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.
• Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.
• Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office
• Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern
• The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)
• Mandates requiring a majority of independent directors on the Board of Directors
• Mandates that Audit, Compensation and Nominating Committee members should all be independent directors
• Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee
• Elimination of cumulative voting

*   Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.
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Proxy Voting Policy
• Establishment of confidential voting
• Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings. Auditors
• Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors
• Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors
• Discharge of auditors*
• Approval of financial statements, auditor reports and allocation of income
• Requirements that auditors attend the annual meeting of shareholders
• Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities
• Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function Capitalization
• Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income
• Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase
• Capitalization changes which eliminate other classes of stock and/or unequal voting rights
• Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.
• Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)
Anti-Takeover Measures
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Proxy Voting Policy
• Elimination of shareholder rights plans (“poison pill”)
• Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)
• Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced
• Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination
• Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)
• Repeals of various anti-takeover related provisions Executive Compensation/Equity Compensation
• Stock purchase plans with an exercise price of not less that 85% of fair market value
• Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.
• Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet
• Expansions to reporting of financial or compensation-related information, within reason
• Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
• Remuneration policies that are judged to be in-line with local market practices.
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Proxy Voting Policy
Routine Business Items
• General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)
• Change in Corporation Name
• Mandates that amendments to bylaws or charters have shareholder approval Other
• Adoption of anti-“greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders
• Repeals or prohibitions of “greenmail” provisions
• “Opting-out” of business combination provision
II. Generally, FM votes against the following items:
Board of Directors
• Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),
• Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees
• Limits to tenure of directors
• Requirements that candidates for directorships own large amounts of stock before being eligible to be elected
• Restoration of cumulative voting in the election of directors
• Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer
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Proxy Voting Policy
• The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).
• Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy
• Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares
• Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:
o (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or
o (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or
o (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or
o (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward Capitalization
• Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders
• Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change Anti-Takeover Measures
• Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
• Adjournment of Meeting to Solicit Additional Votes
• Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced
• Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”) Executive Compensation/Equity Compensation
• Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)
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Proxy Voting Policy
• Retirement bonuses for non-executive directors and auditors
• Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee
Routine Business Items
• Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions
• Reincorporation in a location which has more stringent anti-takeover and related provisions
• Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding. Other
• Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature
• Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact
• Proposals which require inappropriate endorsements or corporate actions
• Proposals asking companies to adopt full tenure holding periods for their executives
III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:
• Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
• Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders
• Against offers where, at the time of voting, the current market price of the security exceeds the bid price
• For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value
• For offers made at a premium where no other higher bidder exists Protecting Shareholder Value
Amended 03/13/2009 8

Proxy Voting Policy
We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, RMG or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.
Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.
FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions. Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients’ returns. In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices. The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.
As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.
Potential Conflicts
As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).
Amended 03/13/2009 9

Proxy Voting Policy
When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.
In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.
Recordkeeping
In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:
1) FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;
2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);
3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);
4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and
5) a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.
Disclosure of Client Voting Information
Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.
Amended 03/13/2009 10

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES
Templeton Investment Counsel, LLC (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, “Advisory Clients”) that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.
HOW INVESTMENT MANAGER VOTES PROXIES
Fiduciary Considerations
All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group (“RiskMetrics”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’s analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager’s ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
Conflicts of Interest
All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:
1 The issuer is a client1 of Investment Manager or its affiliates;
2 The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;
3 The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);2
4 The issuer is a significant executing broker dealer; 3
5 An Access Person4 of Investment Manager or its affiliates also serves as a director or officer of the issuer;
6 A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member5 of such director or trustee, also serves as an officer or director of the issuer; or
7 The issuer is Franklin Resources, Inc. or any of its proprietary investment products.
Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer’s management.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the

[1]	For purposes of this section, a “client” does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”

[2]	The top 40 distributors (based on aggregate 12b-1 distribution fees) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

[3]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions).

[4]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

[5]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).
Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.
Where the Proxy Group or the Proxy Review Committee refer a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.

The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager’s clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.
The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client.
Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.
To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to an account’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.
Weight Given Management Recommendations
One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may defer to the voting recommendations of an independent third party service provider.
GENERAL PROXY VOTING GUIDELINES
Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.
INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES
Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered mutual funds will approve the proxy voting policies and procedures annually.
The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:
Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.
Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.
Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.
Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting.
Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.
Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.
Social and Corporate Policy Issues: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.
Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a meeting notice was received too late; (ii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iii) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (iv) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (v) proxy voting service is not offered by the custodian in the market; (vi) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (vii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person. Investment Manager or its affiliates may, on behalf of one or more of the registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.
Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.
The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:
1 The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.
2 All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials.
3 The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy

Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.
4 In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.
5 The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.
6 After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.
7 The Proxy Group will attempt to submit Investment Manager’s vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.
8 The Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis.
9 The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.
10 If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan from a proprietary registered investment company, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.
11 The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.
12 The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment company clients is made in such clients’ disclosure documents.
13 The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.
14 The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.
15 The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.
16. At least annually, the Proxy Group will verify that:
Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;
Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;
Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and
Timely filings were made with applicable regulators related to proxy voting.
The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For
U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.
As of January 15, 2009

T. ROWE PRICE ASSOCIATES, INC
T. ROWE PRICE INTERNATIONAL, INC
T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
          T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., and T. Rowe Price Global Investment Services Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.
          T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.
          Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
          Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.
ADMINISTRATION OF POLICIES AND PROCEDURES
          Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate and social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.
          Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
          Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
•	In order to facilitate the proxy voting process, T. Rowe Price has retained RiskMetrics Group (“RMG”), formerly known as Institutional Shareholder Services (“ISS”), as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with RMG positions, T. Rowe Price deviates from RMG recommendations on some general policy issues and a number of specific proxy proposals.
Meeting Notification
•	T. Rowe Price utilizes RMG’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. RMG tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, RMG procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, RMG’s web-based application. RMG is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.
Vote Determination
          RMG provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.
          Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.
T. Rowe Price Voting Policies
          Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:
          Election of Directors — T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price votes against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We also vote against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.
          Anti-takeover, Capital Structure and Corporate Governance Issues — T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we oppose auditors who have a significant non-audit relationship with the company.
     Executive Compensation Issues — T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under-performance), or moving performance targets (to avoid poor payouts), we may vote against compensation committee members. Finally, we vote for proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.
     Mergers and Acquisitions — T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.
     Social and Corporate Responsibility Issues — Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using RMG’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.
     Global Portfolio Companies — RMG applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for all markets. The Proxy Committee has reviewed RMG’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with RMG recommendations.
          • Votes Against Company Management — Where RMG recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she votes contrary to management. Also, our research analysts present their voting recommendations in such situations to our portfolio managers.
          Index and Passively Managed Accounts — Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.
          Divided Votes — In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.
          Shareblocking — Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.
          Securities on Loan — The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process
     Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Governance Analytics system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.
     On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.
     Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.
Monitoring and Resolving Conflicts of Interest
     The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
     Specific Conflict of Interest Situations — Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.
REPORTING AND RECORD RETENTION
     Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.
     T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

Effective May 13, 2008
UBS GLOBAL ASSET MANAGEMENT AMERICAS
CORPORATE GOVERNANCE AND PROXY VOTING
POLICY AND PROCEDURES

Policy Summary
     Underlying our voting and corporate governance policies we have two fundamental objectives:
     1. We seek to act in the best financial interests of our clients to enhance the long-term value of their investments.
     2. As an investment advisor, we have a strong commercial interest that companies in which we invest on behalf of our clients are successful. We promote best practice in the boardroom.
     To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, and to support and encourage sound corporate governance practice.
     This policy helps to maximize the economic value of our clients’ investments by establishing proxy voting standards that conform with UBS Global Asset Management’s philosophy of good corporate governance.

Risks Addressed by this Policy
     This policy is designed to addresses the following risks:
•	Failure to provide required disclosures for investment advisers and registered investment companies.

•	Failure to vote proxies in best interest of clients and funds.

•	Failure to identify and address conflicts of interest.

•	Failure to provide adequate oversight of third party service providers.

Voting and Corporate Governance Policy
A. Global Corporate Governance Principles	2
B. Macro-Rationales and Explanations for Proxy Voting	4
C. Global Voting and Corporate Governance Procedures	11
I. Corporate Governance Committees	12
II. Interaction with Company and Board of Directors	13
III. Contacting the Media	14
IV. Proxy Voting Process	14
V. Proxy Voting Disclosure Guidelines	15
VI. Proxy Voting Conflict Guidelines	16
VII. Record Keeping	16
Appendix A — Special Disclosure Guidelines for Registered Investment Company Clients	17
A. Global Corporate Governance Principles
Overview
These principles describe the approach of UBS Global Asset Management (Americas) Inc., (UBS Global AM) to corporate governance and to the exercise of voting rights on behalf of its clients (which include funds, individuals, pension schemes, and all other advisory clients).
Where clients of UBS Global AM have delegated the discretion to exercise the voting rights for shares they beneficially own, UBS Global AM has a fiduciary duty to vote shares in the clients’ best interests. These principles set forth UBS Global AM’s approach to corporate governance and to the exercise of voting rights when clients have delegated their voting rights to UBS Global AM.
Key principles
UBS Global AM’s global corporate governance principles are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as beneficial owners.
We believe voting rights have economic value and should be treated accordingly. Where we have been given the discretion to vote on clients’ behalves, we will exercise our delegated fiduciary responsibility by voting in a manner we believe will most favorably impact the economic value of their investments.
Good corporate governance should, in the long term, lead towards both better corporate performance and improved shareholder value. Thus, we expect board members of companies in which we have invested to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. A commitment to acting in as transparent a manner as possible is fundamental to good governance.
Underlying our voting and corporate governance principles we have two fundamental objectives:
1.	We seek to act in the best financial interests of our clients to enhance the long-term value of their investments.

2.	As an investment advisor, we have a strong commercial interest that companies in which we invest, on behalf of our clients are successful. We promote best practice in the boardroom.
To achieve these objectives, we have established this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, and to support and encourage sound corporate governance practice. These Principles are implemented globally to harmonize our philosophies across UBS Global AM offices worldwide. However, these Principles permit individual regions or countries within UBS Global AM the discretion to reflect local laws or standards where appropriate.
While there is no absolute set of standards that determine appropriate governance under all circumstances and no set of values will guarantee ethical board behavior, there are certain principles, which provide evidence of good corporate governance. We will, therefore, generally exercise voting rights on behalf of clients in accordance with the following principles.
Board Structure
Some significant factors for an effective board structure

include:
•	An effective Chairman is key;
•	The roles of Chairman and Chief Executive generally should be separated;
•	Board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of the management of the company;
•	The Board should include executive and non-executive directors; and
•	Non-executive directors should provide a challenging, but generally supportive environment for the executive directors.
Board Responsibilities
Some significant factors for effective discharge of board responsibilities include:
•	The whole Board should be fully involved in endorsing strategy and in all major strategic decisions (e.g., mergers and acquisitions).

•	The Board should ensure that at all times:
–	Appropriate management succession plans are in place;

–	The interests of executives and shareholders are aligned;

–	The financial audit is independent and accurate;

–	The brand and reputation of the company is protected and enhanced;

–	A constructive dialogue with shareholders is encouraged; and

–	It receives all the information necessary to hold management to account.
Areas of Focus
Some examples of areas of concern related to our Corporate Governance focus include the following:
•	Economic value resulting from acquisitions or disposals;
•	Operational performance;
•	Quality of management;
•	Independent non-executive directors not holding executive management to account;
•	Quality of internal controls;

•	Lack of transparency;
•	Inadequate succession planning;
•	Poor approach to corporate social responsibility;
•	Inefficient management structure; and
•	Corporate activity designed to frustrate the ability of shareholders to hold the Board to account or realize the maximum value of their investment.
     B. Macro-Rationales and Explanations for Proxy Voting
Overview

These macro-rationales and explanations detail UBS Global AM’s approach to the exercise of voting rights on behalf of its clients (which includes funds, individuals, pension schemes, and all other advisory clients). The basis of the macro rationales and explanations is to define guidelines for voting shares held on behalf of our advisory clients in their best interests.
Macro-Rationales are used to help explain our proxy vote. The Macro-Rationales reflect our global governance principles and local policies, enables voting consistency and provides flexibility our analyst can reflect specific knowledge of the company as it relates to a proposal. Explanations are associated with each Macro-Rationale and are used in our proxy voting operations to communicate our voting decision internally and on client reports.
PROXY VOTING MACRO RATIONALES & EXPLAINATIONS

Macro Rationale	Explanation
1. General Guidelines
a. When our view of the management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.
1. View of management is Favorable. 2. View of management is Un-Favorable.

b. If management’s performance has been questionable we may abstain or vote against specific proxy proposals.	1. Management performance is questionable.

c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.	1. A conflict exists between the board and shareholder interests.

d. In general, we oppose proposals, which in our view, act to entrench management.	1. Proposal entrenches management.

e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.
1. While we support management, this proposal should be voted on by shareholders.

Macro Rationale	Explanation
2. Board of Directors and Auditors
a. Unless our objection to management’s recommendation is strenuous, if we believe auditors are competent and professional, we support continuity in the appointed auditing firm subject to regular review.
1. We believe the auditors are competent. 2. We object to these auditors. 3. Nominee for independent Internal Statutory Auditor not considered independent.

b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.
1. Shareholders should be able to set the size of the board.

c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.	1. Shareholders should have the right to call a special meeting.

Macro Rationale	Explanation
d. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.	1. Company does not have a lead director. 2. Company has a lead director. 3. Combined Chairman and Chief Executive, contrary to best practice.

e. We will normally vote for all board members unless we determine conflicts exist or the board is not independent.	1. Board ignored shareholder vote.

2. Executive contract exceeds 1 year in length.

3. Not considered independent insufficient independent non-executives.

4. Member of the Audit or Remuneration Committee(s), not considered Independent.

5. Bundled resolution for election of Directors not appropriate.

6. Not Independent, serves on the Compensation and Nomination Committees.

Macro Rationale	Explanation
7. Executive contract exceeds 4 years. 8. Not in shareholders’ interests.

3. Compensation

a. We will not try to micro-manage compensation schemes; however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.
1. We will not-micro manage compensation. 2. The overall quantum of remuneration is too high.

b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.	1. Compensation should be set by the board, not shareholders.

c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.
1. Transparency in compensation is desired.

Macro Rationale	Explanation
d. We may vote against a compensation or incentive program if it is not adequately tied to a company’s fundamental financial performance; is vague; is not in line with market practices; allows for option re-pricing; does not have adequate performance hurdles or is highly dilutive.
1. Remuneration policy insufficiently aligned with shareholder interests.

2. The vesting conditions are inappropriate.

3. The vesting conditions are insufficiently challenging.

4. The matching awards are too generous.

5. The re-pricing of options is against best practice.

6. Dilution of executive remuneration scheme exceeds best practice guidelines.

7. Plan structure does not provide suitable long term incentive.

8. Performance conditions unsatisfactory.

9. Contrary to best market practice.

e. Where company and management’s performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.
1. Rewards for poor performance are unacceptable.

f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.
1. Compensation should be balanced.

g. In order to increase reporting transparency and approximate accuracy, we believe stock options should be expensed.	1. Stock Options should be expensed.

Rationale	Explanation
4. Governance Provisions

a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.	1. One Share, One Vote.

b. We believe that “poison pill” proposals, which dilute an issuer’s stock when triggered by particular events, such as take-over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.
1. Poison Pill proposals should have shareholder approval. 2. Current anti-takeover provisions are adequate.

c. Any substantial new share issuance should require prior shareholder approval.	1. Significant share increase should have shareholder approval.

d. We believe proposals that authorize the issuance of new stock without defined terms or have conditions that are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.
1. Blank check stock issuance is not acceptable. 2. Anti-takeover defense, not in shareholders interests. 3. General authority to issue shares without pre-emption rights not in shareholders interests.

e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.	1. We support efforts to improve board independence.

f. We generally do not oppose management’s recommendation to implement a staggered or classified board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.
1. Staggered or classified boards provide continuity. 2. Annual election of directors agreeable with management approval.

g. We will support reasonable proposals that enable shareholders to directly nominate directors.	1. Proposal to nominate directors is reasonable. 2. Proposal to nominate directors is questionable.

h. We will vote for shareholder proposals requesting directors be elected by a Majority Vote unless the company has cumulative voting, a director resignation policy in place or is very likely to have one in place by the next meeting.
1. A director resignation policy is in place. 2. A director resignation policy is not in place.

Macro Rationale	Explanation
i. We will normally vote for proposals that reduce supermajority voting limits.	1. We support reductions in super majority voting. 2. Existing super majority voting conditions are reasonable.

j. We will vote in favour of shareholder resolutions for confidential voting.	1. We encourage confidential voting.

5. Capital Structure and Corporate Restructuring

a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.
1. Companies are free to incorporate anywhere. 2. Actions motivated to entrench management.

b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.
1. Dual classes of stock are inappropriate.

6. Mergers, Tenders Offers & Proxy Contests

a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.	1. We agree with the merger. 2. We object to the merger.

7. Social, Environmental, Political & Cultural

a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.	1. Companies should feel free to compete anywhere in the world.

Macro Rationale	Explanation
b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management’s ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.
1. Special interest proposals should not be addressed in the proxy.

c. Unless directed by clients to vote in favour of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.
1. Proposal poses an unnecessary economic cost on the company

8. Administrative and Operations

a. Occasionally, stockholder proposals, such as asking for reports, conducting studies and making donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.
1. Special reports, studies and disclosures are not considered economic.

b. We are sympathetic to shareholders who are long-term holders of a company’s stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.
1. Regulatory agencies do not require this action.

Macro Rationale	Explanation
9. Miscellaneous

a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client’s direction.	1. Voted in accordance with a client guideline.

b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).
1. Obstacles exist to effectively voting this proxy. 2. Local voting practices could restrict our ability to manage the portfolio.

c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.
1. Voting delegated to a proxy voting service per our guidelines.

d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular proposal.	1. Lack of details on proposals.
     C. Global Voting and Corporate Governance Procedures
Overview
Where clients have delegated the discretion to exercise the voting rights for shares they beneficially own to UBS Global AM, we have a fiduciary duty to vote shares in the clients’ best interests. These procedures provide a structure for appropriately discharging this duty, including the handling of conflicts of interest.

     I. Corporate Governance Committees
     Members
The UBS Global Asset Management Global Corporate Governance Committee (the “Global Committee) will approve the membership of the UBS Global AM Corporate Governance Committee (the “Americas Committee”). The membership in the Global Committee will be approved by the Equities Investment Committee of UBS Global Asset Management.
Responsibilities of the Global Committee
•	To review, approve and oversee the implementation of the Global Corporate Governance Principles.
•	Keep abreast of and share trends in corporate governance and update these principles as necessary.
•	To provide a forum for discussing corporate governance issues between regions.
•	Coordinate with the Communications group on all corporate or other communication related to global proxy issues.
•	Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.
•	Engage and oversee any independent proxy voting services being used.
•	Oversee the activities of the Local Corporate Governance Committees.
•	Review and resolve conflicts of interest.
     Meetings
Meetings will be held at least quarterly.
     Local Corporate Governance Committees
Each office or region, as applicable, will set up a Local Corporate Governance Committee to discuss local corporate governance issues and to review proxies. Each Local Corporate Governance Committee will set its own agenda. The Global Committee will nominate the chairs for the Local Corporate Governance Committees. The local chair will nominate, for approval by the Global Committee, additional persons as candidates for membership on the local committee.
Responsibilities of the Americas Committee
The Americas Committee will serve as the local committee and is responsible for implementing this Policy in the Americas Region.
•	Keep abreast of and share trends in corporate governance and update local policy as necessary.

•	Provide a forum for discussing corporate governance issues within a region.
•	Oversee the proxy voting process.
•	Coordinate with the Communications group all corporate or other communication related to local proxy issues.
•	Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.
•	Interpret the Global Corporate Governance Principles in the context of local legal requirements and practice, updating local policy as necessary.
•	Minutes of meetings to be sent to the Global Committee.
Meetings
Meetings will be held at least twice a year.
II. Interaction with Company and Board of Directors
Relationship with the Company and the Board of Directors
■	On behalf of our clients, we aim to be supportive, long-term shareholders. We seek to develop both a long-term relationship and an understanding of mutual objectives and concerns with the companies in which we invest.

■	We do this through meetings between our investment analysts and portfolio managers, on the one hand, and company management and the board of directors, on the other.

■	These meetings enable us to have discussions with company management and the board of directors about corporate strategy and objectives and to make an assessment of management’s performance. They also allow us to monitor a particular company’s development over time and assess progress against our expectations as investors. They also give us an opportunity to outline what our expectations are and to explain our views on important issues.
Formal Communications with the Board
■	Where we suspect poor corporate governance may negatively impact the long-term valuation of the company (including loss of confidence in senior management), we will attempt to gather further information from the company and standard information sources.

■	If action is considered necessary, we will attempt to arrange an informal meeting with one or more non-executive (outside) directors to gather additional information and to learn more about the company’s corporate governance practices. The intent of the meeting with non-executive (outside) directors is to understand the company better and to communicate our concerns.

■	All efforts to contact management or the board of directors regarding specific corporate governance issues should be approved by the Global Committee or if time is of the essence the Head or Deputy Head of Global Equity, and the Legal & Compliance Department.

■	If it is determined that appropriate corporate governance practices are not present or likely to be put in place, then we may
•	Formally communicate with the Chairman of the Board or the full Board of Directors;

•	Withdraw our support for the common stock;

•	Reflect our positions in our proxy vote opportunities; or

•	Contact other shareholders regarding our concerns.
Any such steps may only be taken in compliance with applicable law.
     III. Contacting the Media
UBS Global AM generally will not comment on any matters relating to corporate governance or proxy issues of any individual company. This policy is based on issues of client privilege as well as assuring compliance with various regulations. Requests from the media for general information relating to this Policy, comments on corporate governance or proxy issues relating to a specific security or general, non-specific issues related to corporate governance, must be directed via Communications/Marketing (country/region/business/investment/global) to the relevant investment area and Legal & Compliance Department. They will determine if there is to be an exception to this rule and inform the relevant Marketing/Communications team. The situation will be explained to UBS Media Relations who will notify the journalist of our position.
     IV. Proxy Voting Process
Given the magnitude of the effort, availability of resources and local customs, certain functions and responsibilities may be delegated to the Local Corporate Governance Committees or others for the efficient processing of the votes. All operational proxy voting matters will be managed by a dedicated team located in the London office, irrespective of where the underlying client is managed.
The Global and Local Corporate Governance Committees, as appropriate, will bring Legal & Compliance into the decision making process on complex issues and on issues involving conflicts of interests.
The Americas Committee will appoint a deputy who is responsible for voting of all routine proxy matters in accordance with these policies and procedures. The deputy will contact the appropriate industry analyst and/or the members of the Americas Committee for guidance on how to vote non-routine matters.
The Americas Committee, or its delegate, will:

■	Take necessary steps to determine that we are receiving ballots for all accounts over which we have voting authority and where we intend to vote;

■	Instruct the Head of Operations to recall, if possible, securities that are currently on loan so that they may be voted on non-routine proxy matters;

■	Implement procedures to identify conflicts and vote such proxies in accordance with Section VI of these procedures;

■	Implement procedures to vote proxies in accordance with client direction if applicable; and

■	Conduct periodic due diligence on any proxy voting services being employed.
     V. Proxy Voting Disclosure Guidelines
     General
■	Upon request or as required by law or regulation, UBS Global AM will disclose to a client or client’s fiduciaries, the manner in which we exercised voting rights on behalf of the client.

■	Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client’s relationship with the company that has issued the proxy, the Legal & Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance principles. (See Proxy Voting Conflict Guidelines below).

■	Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal & Compliance Department.

■	Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company’s proxies.

■	Companies may be provided with the number of shares we own in them.

■	Proxy solicitors will not be provided with either our votes or the number of shares we own in a particular company.

■	In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the manner in which we voted.

■	We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
     The Chairman of the Global Committee and the Chair of the Americas Committee must approve exceptions to this disclosure policy.

     VI. Proxy Voting Conflict Guidelines
In addition to the Proxy Voting Disclosure Guidelines above, UBS Global AM has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:
•	Under no circumstances will general business, sales or marketing issues influence our proxy votes.
•	UBS Global AM and its affiliates engaged in banking, broker-dealer and investment banking activities (“Affiliates”) have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal & Compliance Department immediately. {Note: Legal & Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.} In the event of any issue arising in relation to Affiliates, the Chair of the Global Committee must be advised, who will in turn advise the Chief Risk Officer.
•	Where UBS Global AM is aware of a conflict of interest in voting a particular proxy, the Americas Committee will be notified of the conflict and will determine how such proxy should be voted.
     VII. Record Keeping
UBS Global AM will maintain records of proxies voted. Such records include copies of:
■	Our policies and procedures;

■	Proxy statements received;

■	Votes cast per client;

■	Number of shares voted;

■	Communications received and internal documents created that were material to the voting decision; and

■	A list of all proxies where it was determined a conflict existed and any written rationale created or approved by the Local Corporate Governance Committee supporting its voting decision.

Nothing in these procedures should be interpreted to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegates or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their policy statement.

     Appendix A
Special Disclosure Guidelines for Registered Investment Company Clients
1.	Registration Statement (Open-end and Closed-End Funds) Management is responsible for ensuring the following:
■	That this policy and procedures, which are the policy and procedures used by the investment adviser on the Funds’ behalf, are described in the Statement of Additional Information (SAI). The policy and procedures may be described in the SAI or attached as an exhibit to the registration statement.

■	That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

■	That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Securities and Exchange Commission’s (Commission) website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonable practicable after filing the report with the Commission, and must remain available on the website as long the Fund discloses that it is available on the website.
2.	Shareholder Annual and Semi-annual Report (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
■	That each Fund’s shareholders report contain a statement that a description of this policy and procedures is available (i) without charge, upon request, by calling a toll free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.

■	That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund’s website, or both; and (ii) on the Commission’s website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonable practicable after filing the report with the Commission, and must remain available on the website as long the Fund discloses that it is available on the website.
3.	Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:

■	That this policy and procedures are described in Form N-CSR. In lieu of describing these documents, a copy of this policy and procedures may simply be included with the filing. However, the Commission’s preference is that the procedures by included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.

■	That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter, or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.
4.	Form N-PX (Open-End and Closed-End Funds) Management is responsible for ensuring the following:
■	That the securities lending agreement used by a Fund will provide that when voting or consent rights that accompany a loan pass to the borrower, the Fund making the loan will have the right to call the loaned securities to permit the exercise of such rights if the matters involved would have a material affect on the applicable Fund’s investment in the loaned security.

■	That each fund files its complete proxy voting records on Form N-PX for the twelve month period ended June 30 by no later than August 31 of each year.

■	Fund management is responsible for reporting to the Funds’ Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds’ Form N-PX.
5.	Oversight of Disclosure:
•	The Funds’ Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds’ Chief Compliance Officer shall recommend to each Fund’s Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure that Funds’ compliance with relevant federal securities laws.

Responsible Parties
     The following parties will be responsible for implementing and enforcing this policy: The Americas Committee and Chief Compliance Office of UBS Global AM or his/her designees
     Documentation
Monitoring and testing of this policy will be documented in the following ways:
•	Annual review by Funds’ and UBS Global AM’s Chief Compliance Officer of effectiveness of these procedures

•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

•	Periodic review of any proxy service vendor by the Chief Compliance Officer

•	Periodic review of any proxy votes by the Americas Committee
Compliance Dates
•	File Form N-PX by August 31 for each registered investment company client

•	Annual review by the Funds’ and UBS Global AM’s Chief Compliance Officer of the effectiveness of these procedures

•	Annual Report of Funds’ Chief Compliance Officer regarding the effectiveness of these procedures

•	Form N-CSR, Shareholder Annual and Semi-Annual Reports, and annual updates to Fund registration statements as applicable

•	Periodic review of any proxy service vendor by the Chief Compliance Officer

•	Periodic review of proxy votes by the Americas Committee
Other Policies
Other policies that this policy may affect include:
•	Recordkeeping Policy

•	Affiliated Transaction Policy

•	Code of Ethics

•	Supervision of Service Providers Policy

Wellington Management Company, llp
Global Proxy Policies and Procedures

Introduction	Wellington Management Company, llp (“Wellington Management”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of its clients around the world.

Wellington Management’s Proxy Voting Guidelines (the Guidelines), which are incorporated by reference to these Global Proxy Policies and Procedures, set forth the sets of guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Guidelines set forth general sets of guidelines for voting proxies, it should be noted that these are guidelines and not rigid rules. Many of the Guidelines are accompanied by explanatory language that describes criteria that may affect our vote decision. The criteria as described are to be read as part of the guideline, and votes cast according to the criteria will be considered within guidelines. In some circumstances, the merits of a particular proposal may cause us to enter a vote that differs from the Guidelines.

Statement of Policies	As a matter of policy, Wellington Management:

1 Takes responsibility for voting client proxies only upon a client’s written request.

2 Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3 Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country or countries in which its business is conducted.

4 Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.
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Global Proxy Policies and Procedures

5 Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

6 Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer’s corporate governance as part of the investment process.

7 Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8 Provides all clients, upon request, with copies of these Global Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9 Reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policies and Procedures and the set of Proxy Voting Guidelines selected by the client from those provided by Wellington Management; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

Responsibility and Oversight	Wellington Management has a Corporate Governance Committee, established by action of the firm’s Executive Committee, that is responsible for the review and approval of the firm’s written Global Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm’s Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Corporate Governance Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Corporate Governance Group within the Corporate Operations Department. In addition, the Corporate Governance Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.
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Wellington Management Company, llp
Global Proxy Policies and Procedures

Statement of Procedures General Proxy Voting	Wellington Management has in place certain procedures for implementing its proxy voting policies.
Authorization to Vote
Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

Receipt of Proxy

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client’s custodian bank. If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent. Wellington Management, or its voting agent, may receive this voting information by mail, fax, or other electronic means.

Reconciliation

To the extent reasonably practicable, each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.
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Wellington Management Company, llp
Global Proxy Policies and Procedures

Proxy Voting

Following the reconciliation process, each proxy is compared against the set of Proxy Voting Guidelines selected by the client, and handled as follows:

• Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by the Corporate Governance Group and voted in accordance with the Proxy Voting Guidelines.

•Issues identified as “case-by-case” in the Proxy Voting Guidelines are further reviewed by the Corporate Governance Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

• Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

Material Conflict of Interest Identification and Resolution Processes Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact the Corporate Governance Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict, and if so whether the conflict is material.
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Global Proxy Policies and Procedures

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene. Any Corporate Governance Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations	In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending

Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client’s securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

Share Blocking and Re-registration

Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client’s portfolio
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for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In addition, Wellington Management’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients. Requirements for Powers of Attorney and consularization are examples of such circumstances.

Additional Information	Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management’s Global Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Global Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: December 6, 2007
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Wells Capital Management	Policies and Procedures

Subject:	Date Issued:
Proxy Voting Policies and Procedures	March 2009
Date Last Revised:
December 2007

Compliance Liaison:	Business Administrator:
Mai Shiver/Margie D’Almeida	Jennifer Vraney
I.	Introduction:
As a fiduciary, Wells Capital Management (“WellsCap”) is obligated to vote proxies in the best interests of its clients. WellsCap has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with the clients’ best interest and within the framework of this Proxy Voting Policy and Procedures (“Policy”). WellsCap has adopted this Policy in order to satisfy its fiduciary obligation. It is intended that this Policy also satisfies the requirements of Rule 206(4)-6 under the Investment Advisers Act of 940, as amended (the “Advisers’ Act”).
WellsCap manages assets for a variety of clients: Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. Unless the client specifically reserves the right to vote their own proxies, WellsCap will vote proxies with a goal of maximizing shareholder value as a long-term investor and consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, WellsCap supports sound corporate governance practices within companies in which they invest.
II.	Voting

Philosophy:
When WellsCap accepts delegation from its clients to vote proxies, it does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to WellsCap, however, and WellsCap will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under the applicable law. For example, securities that are held in an investment advisory account for which WellsCap exercises no investment discretion are not voted by WellsCap. Also, WellsCap may not exercise discretion over shares that the client has committed to a stock loan program, which passes voting rights to the party with possession of the shares. From time to time, WellsCap may participate with a dissident group to vote proxies. In such case, WellsCap’s appointment of an agent for limited purposes will not be deemed a delegation of authority under this Policy. WellsCap relies on a third party to provide research, administration, and executing votes based on their published guidelines. Notwithstanding, WellsCap retains final authority and fiduciary responsibility for proxy voting.
Responsibilities

1.	Proxy Administrator

WellsCap’s proxy voting process is administered by its Operations Department (“Proxy Administrator”), who reports to WellsCap’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

2.	The Proxy Committee: The Proxy Committee is chaired by the Head of Equity Investments. The Committee members are selected from portfolio management groups and include investment risk personnel. Members of the Committee are subject to change upon approval from the Committee Chair.

3.	WellsCap Legal/Compliance Department provides oversight and guidance to the Committee as necessary.

4.	Third Parties

To assist in its proxy-voting responsibilities, WellsCap subscribes to research and other proxy-administration services. Currently, WellsCap has contracted with RiskMetrics Group (formally ISS), a provider of proxy-voting services, to provide the following services to WellsCap:
•	Independently analyze and make recommendations for proxy proposals in accordance with the relevant voting platform;

•	Receive all proxy information sent by custodians that hold securities of WellsCap’s Proxy Clients;

•	Posts proxy information on its password-protected website, including meeting dates, agendas, and RiskMetrics’ analysis;

•	Provides WellsCap with vote administration and execution, recordkeeping (proxy statements and votes), and reporting support services; and

•	Annual analysis and rationale for guideline amendments.
C.	Methodology

Except in instances where clients have retained voting authority, WellsCap will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to RiskMetrics. The Proxy Administrator reviews this information regularly and communicates with representatives of RiskMetrics to ensure that all agendas are considered and proxies are voted on a timely basis.
1. Voting Guidelines. WellsCap, through its agent (RiskMetrics), votes proxies on different platforms subject to the client’s expressed goals. The two key platforms are: (i) the RiskMetrics’ Proxy Voting Guidelines, and (ii) RiskMetrics’ Taft Hartley Advisory Services platform, which researches recommendations made by the AFL-CIO. These Guidelines set forth how proxies will be voted on the issues specified. Depending upon the proposal and the platform, the guidelines may provide that proxies be voted “for” or

“against” the proposal, or that the proposal should be considered on a case-by-case basis. The guideline may also be silent on a particular proposal, especially regarding foreign securities. RiskMetrics will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, RiskMetrics will evaluate the proxies based on thresholds established in the proxy guidelines relative to the platform. In addition, for proxies relating to issues not addressed in the guidelines, RiskMetrics will refer the vote to WellsCap. Finally, the Proxy Administrator shall have the authority to direct RiskMetrics to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security, if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted. Where a potential conflict of interest is identified (as described herein), WellsCap may not deviate from the Procedures unless it has a documented compelling purpose to do so.
2. Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the selected guideline. In cases where a proxy is forwarded by RiskMetrics to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by RiskMetrics, Portfolio Management or other independent sources; or (ii) information provided by company managements and shareholder groups. WellsCap believes that input from a portfolio manager or research analyst with knowledge of the issuer and its securities (collectively “Portfolio Manager”) is essential. Portfolio Management is, in WellsCap’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issues shares. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/Wells Capital Management or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will, absent compelling circumstances, return the proxy to RiskMetrics to be voted in conformance with the voting guidelines of RiskMetrics.
Voting decisions made by the Proxy Administrator will be reported to RiskMetrics to ensure that the vote is registered in a timely manner.
3. Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).
4. Conflicts of Interest. WellsCap has obtained a copy of RiskMetrics policies, procedures and practices regarding potential conflicts of interest that could arise in RiskMetrics proxy voting services to WellsCap as a result of business conducted by RiskMetrics. WellsCap believes that potential conflicts of interest by RiskMetrics are minimized by these policies, procedures and practices. In addition, Wells Fargo and/or Wells Capital Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or Wells Capital Management or its affiliates have other relationships with the issuer of the proxy. WellsCap believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by RiskMetrics of the voting guidelines. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by WellsCap, the Proxy Administrator shall defer to RiskMetrics to vote in conformance with the voting guidelines of RiskMetrics. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and WellsCap or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.
5. Regulatory Conflicts/Restrictions. When the Proxy Administrator is aware of regulatory conflicts or restrictions, the Proxy Administrator shall defer to RiskMetrics to vote in conformance with RiskMetrics’ voting guidelines to avoid any regulatory violations.
III.	Other Provisions

Guideline Review
The Proxy Committee meets at least semi-annually to review this Policy and consider changes to it. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administration, any member of the Proxy Committee, or WellsCap’s Chief Compliance Officer. A representative of WellsCap’s Compliance Department will be present (on a best efforts basis) at all Proxy Committee meetings, but will not vote on the proxies.
Record Retention
WellsCap will maintain the following records relating to the implementation of the Procedures:
▪	A copy of these proxy voting polices and procedures;

▪	Proxy statements received for client securities (which will be satisfied by relying on RiskMetrics);

▪	Records of votes cast on behalf of clients (which RiskMetrics maintains on behalf of WellsCap);

▪	Records of each written client request for proxy voting records and WellsCap’s written response to any client request (written or oral) for such records; and

▪	Any documents prepared by WellsCap or RiskMetrics that were material to making a proxy voting decision.
Such proxy voting books and records shall be maintained at an office of WellsCap in an easily accessible place for a period of five years.
Disclosure of Policies and Procedures
WellsCap will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316.
WellsCap will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316 or by e-mail at riskmgt@wellsfargo.com to request a record of proxies voted on their behalf.
Except as otherwise required by law, WellsCap has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

PROXY VOTING POLICY
BACKGROUND
An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.
As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.
While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).
In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.
PROCEDURE
Responsibility and Oversight
The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.
Client Authority
The Investment Management Agreement for each client is reviewed at account start-up for proxy voting instructions. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Legal and Compliance Department maintains a matrix of proxy voting authority.
Proxy Gathering
Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.
Proxy Voting
Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:
a. Proxies are reviewed to determine accounts impacted.
b. Impacted accounts are checked to confirm Western Asset voting authority.
c. Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)
d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.
e. Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.
f. Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.
Timing
Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping
Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:
a. A copy of Western Asset’s policies and procedures.
b. Copies of proxy statements received regarding client securities.
c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.
d. Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.
e. A proxy log including:
1. Issuer name;
2. Exchange ticker symbol of the issuer’s shares to be voted;
3. Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;
4. A brief identification of the matter voted on;
5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;
6. Whether a vote was cast on the matter;
7. A record of how the vote was cast; and
8. Whether the vote was cast for or against the recommendation of the issuer’s management team.
Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.
Disclosure
Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.
Conflicts of Interest
All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:
1. Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;
2. Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and
3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines
Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.
Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.
I. Board Approved Proposals
The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:
1. Matters relating to the Board of Directors
Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:
a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.
b. Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.
c. Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.
d. Votes are cast on a case-by-case basis in contested elections of directors.
2. Matters relating to Executive Compensation
Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:
a. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.
b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.
c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.
3. Matters relating to Capitalization
The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.
a. Western Asset votes for proposals relating to the authorization of additional common stock.
b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).
c. Western Asset votes for proposals authorizing share repurchase programs.
4. Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions
Western Asset votes these issues on a case-by-case basis on board-approved transactions.
5. Matters relating to Anti-Takeover Measures
a. Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:
b. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.
Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.
6. Other Business Matters
Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.
a. Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.
b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.
II. Shareholder Proposals
SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.
2. Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.
3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.
III. Voting Shares of Investment Companies
Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.
1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.
2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.
IV. Voting Shares of Foreign Issuers
In the event Western Asset is required to vote on securities held in non-U.S. issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.
1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.
2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.
3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.
4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.
Retirement Accounts

For accounts subject to ERISA, as well as other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client. The Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary. Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.
In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western Asset is precluded from voting proxies on behalf of the client. If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.

STATEMENT OF ADDITIONAL INFORMATION
JOHN HANCOCK TRUST
(“JHT”)

Exchange Ticker Symbols
Fund	Series I	Series II	Series III
American Asset Allocation Trust	JAAOX	JAATX	JAAHX
American Blue Chip Income and Growth Trust	JEBIX	N/A	JACHX
American Bond Trust	JEBTX	N/A	N/A
American Global Growth Trust	N/A	JAOTX	JAOHX
American Global Small Capitalization Trust	N/A	JASTX	JASHX
American Growth Trust	JEGRX	N/A	JAGHX
American Growth-Income Trust	JEGFX	N/A	JARHX
American High-Income Bond Trust	N/A	N/A	N/A
American International Trust	JEILX	N/A	JAIHX
American New World Trust	JANOX	JANTX	JANHX
This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with JHT’s Prospectus dated May 1, 2010 relating to the following ten funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (each a “fund” and collectively the “JHT Feeder Funds” or the “funds”). JHT’s Prospectus may be obtained from JHT, 601 Congress Street, Boston, Massachusetts, 02210.
A separate SAI describes the other series of JHT.
The Annual Report dated December 31, 2009 of JHT is incorporated by reference into this SAI insofar as it relates to the funds listed above. The Annual Report is available upon request and without charge by calling (800) 344-1029.
The date of this SAI is May 3, 2010.

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MASTER-FEEDER STRUCTURE
     Each fund described in this SAI operates as a “feeder fund,” which means that the fund does not buy investment securities directly. Instead, it invests in Class 1 shares of a “master fund,” which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series® (“AFIS”) (each a “Master Fund” and collectively the “Master Funds”). Each JHT Feeder Fund’s Master Fund is listed below:

JHT FEEDER FUND	MASTER FUND
American Asset Allocation Trust	Asset Allocation Fund
American Blue Chip Income and Growth Trust	Blue Chip Income and Growth Fund
American Bond Trust	Bond Fund
American Global Growth Trust	Global Growth Fund
American Global Small Capitalization Trust	Global Small Capitalization Fund
American Growth Trust	Growth Fund
American Growth-Income Trust	Growth-Income Fund
American High-Income Bond Trust	High-Income Bond Fund
American International Trust	International Fund
American New World Trust	New World Fund
A fund may withdraw its entire investment from a Master Fund at any time the Board of Trustees of JHT (the “Board”) decides it is in the best interest of the fund and its shareholders to do so.
The AFIS Board formulates the general policies of each Master Fund and meets periodically to review each Master Fund’s performance, monitor investment activities and practices, and discuss other matter affecting each Master Fund.
THE SAI FOR THE MASTER FUNDS IS DELIVERED TOGETHER WITH THIS SAI.
MARKET EVENTS
Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. Government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filing of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.
In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

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SMALL OR UNSEASONED COMPANIES
o	Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and may have a small management group.

o	Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

o	Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio’s investments to decrease if it needs to sell such securities when there are few interested buyers.

o	Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

o	Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.
MEDIUM SIZE COMPANIES
o	Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
INVESTMENT POLICIES AND RESTRICTIONS
The investment policies and restrictions of each Master Fund are described in the statement of additional information for the Master Funds, which is delivered together with this SAI.
REPURCHASE AGREEMENTS
Each of the portfolios may invest in repurchase agreements. The following information supplements the information in the Prospectus regarding repurchase agreements.
Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit a portfolio the opportunity to earn a return on cash that is only temporarily available. A portfolio may enter into a repurchase agreement with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

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The portfolios shall engage in a repurchase agreement transactions only with those banks or broker/dealers that meet the portfolios quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:
o	Federal Reserve System member bank,

o	primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division, or

o	broker/dealer that reports U.S. Government securities positions to the Federal Reserve Board.
Each portfolio will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk to a portfolio in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by JHT might be delayed or limited.
INVESTMENT RESTRICTIONS
There are two classes of investment restrictions: fundamental and non-fundamental. A fund’s fundamental restrictions may be changed only by a vote of a majority of the fund’s outstanding voting securities, which means a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the shares outstanding are represented or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions may be changed by a fund’s board of trustees or directors without shareholder approval.
INVESTMENT RESTRICTIONS OF THE MASTER FUNDS
As long as the portfolios continue to operate as feeder funds that invest in their corresponding Master Funds, the fundamental and non-fundamental investment restrictions of each portfolio will in effect be those of its Master Fund. Each portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its Master Fund:
Notwithstanding any other investment policy of the portfolio, the portfolio may invest all of its net assets in an open-end management investment company having substantially the same investment objective and limitations as the portfolio.
A Master Fund may seek to change a fundamental restriction by submitting the proposed change to the vote of its shareholders, including the portfolio that invests in the Master Fund. If the change is approved by Master Fund shareholders, the change will become effective as to the Master Fund and, by virtue of the portfolio’s non-fundamental restriction stated above, to the portfolio. If JHT, on behalf of the portfolio, determines that a change otherwise approved by Master Fund shareholders is not in the best interest of the portfolio, JHT may cause the portfolio to cease to invest all of its net assets in the Master Fund. In such event, the portfolio will then be subject to its own fundamental and non-fundamental investment restrictions.
The investment restrictions of the Master Funds are described in the statement of additional information for the Master Funds, which is delivered together with this SAI.
INVESTMENT RESTRICTIONS OF THE JHT FEEDER FUNDS

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Each portfolio has adopted fundamental and non-fundamental investment restrictions that are set forth below. As indicated above, as long as the portfolios continue to operate as feeder funds, these restrictions apply to the portfolios only to the extent that the restrictions are not inconsistent with such operations and with the fundamental and non-fundamental restrictions of the Master Funds. If a portfolio ceases to invest all of its net assets in its Master Fund, the portfolio’s investment restrictions become fully applicable.
For each portfolio, restrictions 6, 9, 10, 11 and 12 are non-fundamental, and all other restrictions are fundamental. Fundamental restrictions may only be changed by a vote of a majority of the outstanding voting securities of a portfolio as described above. With such approval, an investment restriction change will be deemed to have been effectively acted upon for the portfolio, notwithstanding that the change has not been approved by (i) the holders of a majority of the outstanding voting securities of any other portfolio affected by the change or (2) a majority of the outstanding voting securities of JHT.
INVESTMENT RESTRICTIONS OF THE JHT FEEDER FUNDS
Each fund may not:
1. Invest more than 5% of the value of its the total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund’s total assets.
2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.
3. Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, a fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.
4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).
5. Purchase commodities or commodity contracts; except that the American Asset Allocation Trust, the American Bond Trust, the American High-Income Trust, the American International Trust, American Small Capitalization Trust, American New World Trust and American High-Income Trust may engage in transactions involving currencies (including forward or futures contracts and put and call options).
6. Invest in companies for the purpose of exercising control or management.
7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.
8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund’s total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, a fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.
9. Purchase securities on margin.
10. Sell securities short, except to the extent that a fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.
11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Fundamental Investment Restriction number 5.

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12. Invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).
13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.
Non-Fundamental Restrictions
The following non-fundamental restrictions of each JHT Feeder Fund may be changed without shareholder approval:
1. The portfolio may not invest more than 15% of its net assets in illiquid securities.
2. The portfolio may not issue senior securities, except as permitted by the 1940 Act.
Notwithstanding Investment Restriction number 12, the Master Funds may invest in securities of other managed investment companies if deemed advisable by their officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the United States Securities and Exchange Commission (“SEC”).
Notwithstanding Investment Restriction number 13, the portfolios may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933, as amended.
Nothwithstanding investment restriction number 7, the American Bond Trust and the American Global Bond Trust may purchase loan assignments.
Investment Restrictions that May Only be Changed Upon 60 Days’ Notice to Shareholders
Rule 35d-1 under the 1940 Act requires a registered investment company with a name that suggests that the fund focuses its investments in a particular type of investment or investments in a particular industry to invest at least 80% of its assets in the type of investment suggested by the fund’s name. The American Growth Trust, American International Trust, American Growth-Income Trust, the American Blue Chip Income and Growth Trust, American Global Growth Trust, American New World Trust and the American Asset Allocation Trust are not subject to this requirement.
The American Bond Trust is subject to this requirement and its Master Fund, the Bond Fund of AFIS, normally invests at least 80% of its assets in bonds. This investment policy is subject to change only upon 60 days prior notice to shareholders.
The American Global Small Capitalization Trust is subject to this requirement and its Master Fund, the Global Small Capitalization Fund of AFIS, normally invests at least 80% of its assets in equity securities of companies with small market capitalization, measured at the time of purchase. This investment policy is subject to change only upon 60 days prior notice to shareholders.
The American High-Income Bond Trust is subject to this requirement and its Master Fund, the High-Income Bond Fund of AFIS normally invests at least 80% of its assets in bonds. This investment policy is subject to change only upon 60 days prior notice to shareholders.
PORTFOLIO TURNOVER
The portfolio turnover of the Master Funds is described in the prospectus for the Master Funds, which is delivered together with the prospectus for the funds.

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MANAGEMENT OF JHT
The business of JHT, an open-end management investment company, is managed by the Board, including certain Trustees who are not “interested persons” of the funds (as defined by the 1940 Act) (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the funds and who execute policies formulated and overseen by the Trustees. Several of the Trustees and officers of JHT are also officers or directors of John Hancock Investment Management Services, LLC (“JHIMS”), or officers or directors of the principal distributor to the funds, John Hancock Distributors, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHT, including their principal occupations. Each Trustee oversees all funds of JHT, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2009, the John Hancock fund complex consisted of 256 funds (the “John Hancock Fund Complex” or “Fund Complex”). The business address of all Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
Independent Trustees

			Number of
			John Hancock
			Funds
Name (Year of	Position with	Principal Occupation(s) and other	Overseen by
Birth)	JHT [1]	Directorships During Past 5 Years	Trustee
Charles L. Bardelis (1941)	Trustee (since 1988)	Director, Island Commuter Corp. (Marine Transport).	209

		Trustee of John Hancock Trust (since 1988) John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005-2006).

Peter S. Burgess (1942)	Trustee (since 2005)	Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999).	209

		Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation (since 2004).

		Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock Funds III (2005-2006).
Elizabeth G. Cook (1937)	Trustee (since 2005)	Expressive Art Therapist; Massachusetts General Hospital (2001 2007).	107

		Trustees of John Hancock Trust (since 2005), former Trustee of John Hancock Funds II (2005-2009) and former Trustee of John Hancock Funds III (2005-2006).

8

			Number of
			John Hancock
			Funds
Name (Year of	Position with	Principal Occupation(s) and other	Overseen by
Birth)	JHT [1]	Directorships During Past 5 Years	Trustee
Theron S. Hoffman (1947)	Trustee (since 2008)	Chief Executive Officer, T. Hoffman Associates, LLC (since 2003);Director, The Todd Organization (since 2003); President, Westport Resources Management (2006-2008); Partner/Operating Head &Senior Managing Director, Putnam Investments (2000-2003);Executive Vice President, Thomson Corp (1997-2000) (financial information publishing).	209

		Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since September 2008).

Hassell H. McClellan (1945)	Trustee (since 2005)	Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston College (since 1984).	209

		Trustee of John Hancock Funds II (since 2005) and Trustee of Phoenix Edge Series Funds (since 2008).

James M. Oates (1946)	Trustee (since 2004) Chairman (since 2005)	Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson Investment Management, Inc.(since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997)(Independent Chairman, 1997-2006).	209

		Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services Corporation (1995-2007); and Connecticut River Bancorp, Director (since 1998); Director of the following Mutual Funds: Phoenix Mutual Funds (1988-2008); Virtus Funds (since 2008); and Emerson Investment Management (since 2000).

		Chairman of the Boards of John Hancock Trust and John Hancock Funds II (since 2005).

		Trustee of John Hancock Trust (since 2004), John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005-2006).

Steven M. Roberts (1944)	Trustee (since 2008)	Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal Reserve System (2005-2008); Partner, KPMG (1987-2004).	209

		Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since September 2008)

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1	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
Non-Independent Trustees

			Number of
			John Hancock
			Funds
Name (Year of	Position with	Principal Occupation(s) and other	Overseen by
Birth)	JHT[1]	Directorships During Past 5 Years	Trustee
James R. Boyle [2] (1959)	Trustee (since 2005)	Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive Vice President (1999-2009); President, John Hancock Financial Services (since ); Chairman and Director, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Chairman and Director, John Hancock Investment Management Services, LLC (since 2006); Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005), John Hancock Funds III (since 2006) and John Hancock Funds (since 2006).	255

Grace K. Fey [3] (1946)	Trustee (since 2008)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009); Director, Fiduciary Trust (since 2009). Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since September 2008).	209

(1)	Because JHT does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

(2)	Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his positions with Manulife Financial Corporation (and its affiliates), the ultimate controlling parent of the Distributor.

(3)	Ms. Fey is an “interested person” (as defined in the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a sub-adviser of certain funds of JHF II and JHT.

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Principal Officers who are not Trustees

Name (Year of	Position with
Birth)	JHT	Principal Occupations During Past 5 Years
Hugh McHaffie (1959)	President (since 2009)	Executive Vice President, U.S. Wealth Management, Manulife Financial Corporation (since 2006, including prior positions); Senior Vice President, Individual Business Product Management, MetLife, Inc. (1999-2006); President of John Hancock Trust and John Hancock Funds II (since 2009).

Thomas M. Kinzler (1955)	Chief Legal Officer and Secretary (since 2006)	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2006); Secretary and Chief Legal Counsel (since 2008) and Secretary (2007-2008), John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC; Secretary, John Hancock Funds, LLC and The Berkeley Financial Group, LLC (since 2007); Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004-2006).

Francis V. Knox, Jr. (1947)	Chief Compliance Officer (“CCO”) (since 2005)	Chief Compliance Officer (since 2008), Vice President and Chief Compliance Officer (2005-2008), John Hancock Funds, JHF II, JHF III and JHT; Chief Compliance Officer, John Hancock Advisers, LLC and JHIMS (since 2008); Vice President and Chief Compliance Officer, John Hancock Advisers, LLC, JHIMS and MFC Global (U.S.) (2005-2008); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004).

Charles A. Rizzo (1959)	Chief Financial Officer (since 2007)	Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock Funds, JHF II, JHF III and JHT (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-2007); Vice President, Goldman Sachs (2005-2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005).

Michael J. Leary (1965)	Treasurer (since 2009)	Vice President, John Hancock Life Insurance Company (U.S.A.) and Treasurer for John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since May 2009); Assistant Treasurer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (2007-2009).

John G. Vrysen (1955)	Chief Operating Officer (since 2007) Chief Financial Officer (2005 to 2007)	Senior Vice President, Strategic Initiatives, Manulife Financial Corporation (since 2006), Vice President (until 2006), Manulife Financial Corporation; Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC, and John Hancock Funds, LLC (since 2005, including other positions); Chief Operating Officer, John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock Funds and John Hancock Funds III (2007 – 2009).

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Trustee Qualifications
     The following section discusses, for each Trustee, the specific experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a Trustee.
Additional Information About the Trustees
In addition to the description of each Trustee’s Principal Occupation(s) and Other Directorships set forth above, the following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.
There are no specific required qualifications for Board membership. The Board believes that the different perspectives, viewpoints, professional experience, education, and individual qualities of each Trustee represent a diversity of experiences and a variety of complementary skills. Each Trustee has experience as a Trustee of the Trust, as well as experience as a Trustee of other John Hancock funds. It is the Trustees’ belief that this allows the Board, as a whole, to oversee the business of the funds in a manner consistent with the best interests of the funds’ shareholders. When considering potential nominees to fill vacancies on the Board, and as part of its annual self-evaluation, the Board reviews the mix of skills and other relevant experiences of the Trustees.
     Charles L. Bardelis — As a director and former chief executive of an operating company, Mr. Bardelis has experience with a variety of financial, staffing, regulatory and operational issues. He also has experience as a director of publicly traded companies.
     James R. Boyle — Through his positions as Chairman and Director of the Adviser, position as a senior executive of MFC, the Adviser’s parent company, and positions with other affiliates of the Adviser, Mr. Boyle has experience in the development and management of registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.
     Peter S. Burgess — As a financial consultant and certified public accountant and a former partner in a major independent registered public accounting firm, Mr. Burgess has experience in the auditing of financial services companies and mutual funds. He also has experience as a director of publicly traded operating companies.
     Elizabeth G. Cook — As a former Trustee of John Hancock Variable Series Trust I and a former director of Liberty Bank and Trust, Ms. Cook has experience in the mutual fund and banking industry. As an expressive arts therapist, Ms. Cook has experience in interpersonal communication.
     Grace K. Fey — As a consultant to nonprofit and corporate boards, and as a former director and executive of an investment management firm, Ms. Fey has experience in the

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investment management industry. She also has experience as a director of another operating company.
     Theron S. Hoffman — As a consultant and as a former executive of an investment management firm, Mr. Hoffman has experience in executive management and corporate operations.
     Hassell H. McClellan — As a professor in the graduate management department of a major university and as a former director of several privately held companies, Mr. McClellan has experience in corporate and financial matters. He also has experience as a director of other investment companies not affiliated with the Trust.
     James M. Oates — As a senior officer and director of investment management companies, Mr. Oates has experience in investment management. Mr. Oates previously served as chief executive officer of two banks. He also has experience as a director of other publicly traded companies and investment companies not affiliated with the Trust. Mr. Oates, an Independent Trustee, serves as the Board’s Chairman.
     Steven M. Roberts — As an economist, former assistant to a Federal Reserve Chairman, and Deputy Director of the Division of Banking Supervision and Regulation of the Federal Reserve, Board, and as a former partner in a major independent registered public accounting firm, Mr. Roberts has experience with economic and monetary policy, federal financial regulation, and accounting.
Duties and Compensation of Trustees
The Trust is organized as a Massachusetts business trust. Under the Declaration of Trust, the Trustees are responsible for managing the affairs of the Trust, including the appointment of advisers and subadvisers. Each Trustee has the experience, skills, attributes or qualifications described above (see “Principal Occupation(s) and Other Directorships” and “Additional Information About the Trustees” above). The Board appoints officers who assist in managing the day-to-day affairs of the Trust. The Board met eight times during the latest fiscal year.
The Board has appointed an Independent Trustee as Chairman. The Chairman presides at meetings of the Trustees, and may call meetings of the Board and any Board committee whenever he deems it necessary. The Chairman participates in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also acts as a liaison with the funds’ management, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified in this SAI or pursuant to the Trust’s Declaration of Trust or By-laws, or as assigned by the Board, the designation of a Trustee as Chairman does not impose on that Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on any other Trustee, generally. The Board has designated a number of standing committees as further described below, each of which has a Chairman. The Board may also designate working groups or ad hoc committees as it deems appropriate.
The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees or working groups of Trustees and the full Board in a manner that enhances effective oversight. The Board considers leadership by an Independent Trustee as Chairman to be integral to promoting effective independent oversight of the funds’ operations and meaningful representation of the shareholders’ interests, given the number of funds offered by the Trust and the amount of assets that these funds represent. The Board also believes that having a super-majority of Independent Trustees is appropriate and in the best interest of the funds’ shareholders. Nevertheless, the Board also believes that

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having an interested person serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, crucial elements in its decision-making process. In addition, the Board believes that Mr. Boyle, as Chairman and Director of the Adviser, and senior executive of MFC, the Adviser’s parent company, and of other affiliates of the Adviser, provides the Board with the Adviser’s perspective in managing and sponsoring the funds. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
Board Committees
The Board has a standing Audit Committee composed solely of Independent Trustees (Messrs. Bardelis, Burgess and Roberts). Mr. Burgess serves as Chairman of this Committee. The Committee met four times during the Trust’s last fiscal year to review the internal and external accounting and auditing procedures of the Trust and, among other things, to consider the selection of an independent registered public accounting firm for the Trust, approve all significant services proposed to be performed by its independent registered public accounting firm and to consider the possible effect of such services on its independence.
The Board also has a Nominating Committee composed of all of the Independent Trustees. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee will consider nominees recommended by Trust shareholders. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210. Any shareholder nomination must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) in order to be considered by the Nominating Committee.
The Board also has a standing Compliance Committee and three Investment Committees. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Trust. The Compliance Committee is composed of the following Trustees: Ms. Cook, Messrs. McClellan, Oates, and Hoffman, and Ms. Fey). Mr. McClellan serves as Chairman of this Committee. The Compliance Committee met four times during the last fiscal year. Each Investment Committee reviews investment matters relating to a particular group of funds. The Investment Committees are composed of the following Trustees: Investment Committee A: Ms. Cook and Messrs. Oates and Hoffman; Investment Committee B: Messrs. Bardelis and Roberts; Investment Committee C: Messrs. McClellan, Boyle and Burgess, and Ms. Fey. Messrs. Oates, Bardelis and McClellan serve as Chairmen of Investment Committee A, B and C, respectively. Each Investment Committee met five times during the last fiscal year.
Annually, the Board evaluates its performance and that of its Committees, including the effectiveness of the Board’s Committee structure.
Risk Oversight
As registered investment companies, the funds are subject to a variety of risks, including investment risks (such as, among others, market risk, credit risk and interest rate risk), financial risks (such as, among others, settlement risk, liquidity risk and valuation risk), compliance risks, and operational risks. As a part of its overall activities, the Board oversees the funds’ risk management activities that are implemented by the Adviser, the funds’ Chief Compliance Officer (“CCO”) and other service providers to the funds. The Adviser has primary responsibility for the funds’ risk management on a day-to-day basis as a part of its overall responsibilities. The funds’ subadvisers, subject to oversight of the Adviser, are primarily responsible for managing investment and financial risks as a part of their day-to-day investment responsibilities, as well as operational and compliance risks at their respective firms. The Adviser and the CCO also assist the Board in overseeing compliance with investment policies of the funds and regulatory requirements, and monitor the implementation of the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.

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The Adviser identifies to the Board the risks that it believes may affect the funds and develops processes and controls regarding such risks. However, risk management is a complex and dynamic undertaking and it is not always possible to comprehensively identify and/or mitigate all such risks at all times since risks are at times impacted by external events. In discharging its oversight responsibilities, the Board considers risk management issues throughout the year with the assistance of its various Committees as described below. Each Committee meets at least quarterly and presents reports to the Board, which may prompt further discussion of issues concerning the oversight of the funds’ risk management. The Board as a whole also reviews written reports or presentations on a variety of risk issues as needed and may discuss particular risks that are not addressed in the Committee process.
The Board has established three Investment Committees. Each Investment Committee assists the Board in overseeing the significant investment policies of the relevant funds and the performance of their subadvisers. With respect to the funds of funds, the Board as a whole directly oversees the significant investment policies and the performance of the Adviser and the subadvisers. The Adviser monitors these policies and subadviser activities and may recommend changes to each Investment Committee (or the Board as a whole, in cases of funds of funds) in response to subadviser requests or other circumstances. On at least a quarterly basis, each Investment Committee (or the Board as a whole, in cases of funds of funds) reviews reports from the Adviser regarding the relevant funds’ investment performance, which include information about investment and financial risks and how they are managed, and from the CCO regarding subadviser compliance matters. In addition, each Investment Committee (or, in certain cases, the Board as a whole) meets periodically with the portfolio managers of the funds’ subadvisers to receive reports regarding management of the funds.
The Audit Committee assists the Board in reviewing with the independent auditors, at various times throughout the year, matters relating to the funds’ financial reporting. In addition, this Committee oversees the process of each fund’s valuation of its portfolio securities, with day-to-day responsibility for valuation determinations having been delegated to the funds’ Pricing Committee (comprised of officers of the Trust).
The Compliance Committee assists the Board in overseeing the activities of the Trust’s CCO with respect to the compliance programs of the funds, the Adviser, the subadvisers, and certain of the funds’ other service providers (the distributor and transfer agent). This Committee and the Board receive and consider periodic reports from the CCO throughout the year, including the CCO’s annual written report, which, among other things, summarizes material compliance issues that arose during the previous year and any remedial action taken to address these issues, as well as any material changes to the compliance programs.
In addressing issues regarding the funds’ risk management between meetings, appropriate representatives of the Adviser communicate with the Chairman of the Board, the relevant Committee Chair, or the Trust’s CCO, who is directly accountable to the Board. As appropriate, the Chairman of the Board, the Committee Chairs and the Trustees confer among themselves, with the Trust’s CCO, the Adviser, other service providers, external fund counsel, and counsel to the Independent Trustees, to identify and review risk management issues that may be placed on the full Board’s agenda and/or that of an appropriate Committee for review and discussion.
In addition, in its annual review of the funds’ advisory, sub-advisory and distribution agreements, the Board reviews information provided by the Adviser, the subadvisers and the distributor relating to their operational capabilities, financial condition, risk management processes and resources.
The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
The Adviser also has its own, independent interest in risk management. In this regard, the Adviser has appointed a Risk and Investment Operations Committee, consisting of senior personnel from each of the Adviser’s functional departments. This Committee reports periodically to the Board on risk management matters. The Adviser’s risk management program is part of the overall risk management program of John Hancock, the Adviser’s parent company. John Hancock’s Chief Risk Officer supports the Adviser’s risk management program, and at the Board’s request will report on risk management matters.

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Compensation
JHT pays the following fees to its Independent Trustees as well as Ms. Fey, an interested Trustee. The Independent Trustees and Ms. Fey receive an annual retainer of $110,000 and a fee of $14,000 for each meeting of the Trustees that they attend in person. The Chairman of the Board receives an additional $65,000 annual retainer. The Chairman of the Audit Committee receives an additional $15,000 annual retainer. The Chairman of the Compliance Committee receives an additional $12,500 annual retainer. Trustees are reimbursed for travel and other out-of-pocket expenses.
Compensation Table (1) (2)

	AGGREGATE COMPENSATION	TOTAL COMPENSATION FROM
	FROM JHT — FISCAL	JOHN HANCOCK FUND
	YEAR ENDED	COMPLEX — FISCAL YEAR
TRUSTEE	DECEMBER 31, 2009 (1)	ENDED DECEMBER 31, 2009 (2)
Independent Trustees
Charles L. Bardelis	$175,000.00	$240,000.00
Peter S. Burgess	$187,500.00	$260,000.00
Elizabeth Cook	$178,750.00	$212,000.00
Theron S. Hoffman	$175,000.00	$240,000.00
Hassell H. McClellan	$181,250.00	$250,000.00
James M. Oates	$237,500.00	$335,000.00
Steven M. Roberts	$175,000.00	$240,000.00
Interested Trustees
James R. Boyle	$0.00	$0.00
Grace K. Fey	$175,000.00	$240,000.00

(1)	Compensation received for services as a Trustee. JHT does not have a pension, retirement or deferred compensation plan for any of its Trustees or officers.

(2)	As noted above, Messrs. Bardelis, Boyle, Burgess, McClellan and Oates are also Trustees of JHF II, which is within the same family of investment companies as JHT.
Trustee Ownership of Funds
The table below lists the amount of securities of each JHT fund beneficially owned by each Trustee as of December 31, 2009 (excluding those funds that had not yet commenced operations on December 31, 2009). For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

Total– John
	Lifestyle	Lifestyle	Hancock Fund
FUNDS*	Aggressive	Balanced	Complex
Charles L. Bardelis	A	A	E
James R. Boyle	A	A	E
Peter S. Burgess	D	D	E
Elizabeth G. Cook	A	E	E
Grace K. Fey	A	A	C

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Total– John
	Lifestyle	Lifestyle	Hancock Fund
FUNDS*	Aggressive	Balanced	Complex
Theron S. Hoffman	A	A	E
Hassell H. McClellan	A	A	E
James M. Oates	A	A	E
Steven M. Roberts	A	E	E

*	Only funds owned by a Trustee are listed.
INVESTMENT MANAGEMENT ARRANGEMENTS
The funds are feeder funds and, as such, do not have an investment adviser. Portfolio management does not occur at the JHT Feeder Fund level, but at the Master Fund level. Capital Research and Management Company (“CRMC”) serves as each Master Fund’s investment adviser. For information regarding CRMC, see the Master Fund’s SAI, which is delivered together with this SAI. Effective January 1, 2009, the Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.
DISTRIBUTOR; RULE 12B-1 PLANS OF THE FUNDS
John Hancock Distributors, LLC, located at 601 Congress Street, Boston, Massachusetts 02210, is the distributor and principal underwriter of JHT and distributes shares of JHT on a continuous basis. Other than the Rule 12b-1 payments described below, the Distributor does not receive compensation from JHT.
The Board has approved Rule 12b-1 Plans (the “Plans”) for Series I; Series II, and Series III of each fund. The purpose of each Plan is to encourage the growth and retention of assets of the class of shares of each fund subject to the Plan.
Each fund invests in Class 1 shares of its corresponding Master Fund, which does not pay a Rule 12b-1 fee.
Payments made on the Series I, Series II and Series III Rule 12b-1 Plans for the year ended December 31, 2009 are as follows:
SERIES I SHARES

FUND	DISTRIBUTION PAYMENT
American Growth Trust	$474,239
American International Trust	$497,453
American Growth-Income Trust	$994,497
American Blue Chip Income and Growth Trust	$107,019
American Bond Trust	$57,990
American Global Growth Trust	$0
American Global Small Capitalization Trust	$0
American New World Trust	$6,019
American Asset Allocation Trust	$841,406
American High-Income Bond Trust	$0
SERIES II SHARES

FUND	DISTRIBUTION PAYMENT
American Growth Trust	$7,759,193
American International Trust	$5,097,230
American Growth-Income Trust	$6,435,758
American Blue Chip Income and Growth Trust	$551,827
American Bond Trust	$5,246,890
American Global Growth Trust	$1,256,269
American Global Small Capitalization Trust	$447,930

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SERIES II SHARES

FUND	DISTRIBUTION PAYMENT
American New World Trust	$417,202
American Asset Allocation Trust	$8,513,368
American High-Income Bond Trust	$356,046
SERIES III SHARES

PORTFOLIO	DISTRIBUTION PAYMENT
American Growth Trust	$89,392
American International Trust	$6,555
American Growth-Income Trust	$110,924
American Blue Chip Income and Growth Trust	$154,952
American Bond Trust	$192,482
American Global Growth Trust	$2,938
American Global Small Capitalization Trust	$49,381
American New World Trust	$1,876
American Asset Allocation Trust	$244,085
American High-Income Bond Trust	$9,200
PORTFOLIO BROKERAGE
As each fund invests solely in its corresponding Master Fund, none of the funds incurs any brokerage commissions. For information regarding portfolio brokerage of each Master Fund, see the Master Funds’ SAI, which is delivered together with this SAI.
PURCHASE AND REDEMPTION OF SHARES
JHT will redeem all full and fractional fund shares for cash at net asset value per share (“NAV”). Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:
o	trading on the New York Stock Exchange is restricted, as determined by the SEC, or such exchange is closed for other than weekends and holidays;

o	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT to fairly determine the value of its net assets; or

o	the SEC by order so permits for the protection of security holders of JHT.
Special Redemptions. Although it would not normally do so, a fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities, in accordance with policies and procedures approved by the Trustees. When a shareholder sells any portfolio securities received in a redemption of fund shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the fund’s NAV.
JHT has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of portfolio assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company, such as a fund, from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in kind distribution of portfolio securities. However, under a no-action letter

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issued by the SEC, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in kind redemptions by affiliated fund shareholders subject to specified conditions, including that:
–	the distribution is effected through a pro rata distribution of the distributing fund’s portfolio securities;

–	the distributed securities are valued in the same manner as they are in computing the fund’s NAV;

–	neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

–	the Trustees of JHT, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the fund.
DETERMINATION OF NAV OF THE MASTER FUND
Each JHT Feeder Fund’s NAV will be based on the NAV of the corresponding Master Fund, adjusted to reflect the JHT Feeder Fund’s other assets, if any, and expenses.
For information regarding the determination of NAV of a Master Fund, see the Master Fund SAI, which is delivered together with this SAI.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of JHT and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the fund’s investment adviser, subadvisers, principal underwriter or affiliated persons of a fund’s investment adviser or principal underwriter. JHT’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHT applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of a fund, and to all third party service providers and rating agencies.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHT, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHT’s CCO or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are set forth in Appendix III.

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The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHT. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHT, the CCO shall refer the conflict to the Board. The Board shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHT’s shareholders.
The receipt of compensation by a fund, an investment adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
JHT Portfolio Holdings Currently Posted on a Website. The holdings of each fund will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the fund’s holdings. In addition, the ten largest holdings of each fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each fund’s entire portfolio holdings as of the applicable calendar quarter end.
http://jh1.jhlifeinsurance.com/JHPortal/channel/0,2446,2072859_2079697,00.html
http://www.jhannuities.com/Marketing/Portfolios/PortfoliosManagementTeamPage.aspx?globalNavID=21
SHAREHOLDERS OF JHT
JHT currently serves as the underlying investment medium for premiums and purchase payments invested in variable contracts issued by insurance companies affiliated with MFC, the ultimate controlling parent of the Adviser.
Control Persons. As of March 31, 2010, no one was considered a control person of any of the funds. A control person is one who has beneficial ownership of more than 25% of the voting securities of a fund or who acknowledges or asserts having or is adjudicated to have control of a fund. As of March 31, 2010, shares of JHT were legally owned by John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”) and John Hancock Life Insurance Company of New York (“JHLICO New York”), (collectively, the “Insurance Companies”) and the Funds of Funds.
The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund. The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund.
Shareholders. As of March 31, 2010, JHT Shareholders are as follows:

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–	the Insurance Companies . (Each Insurance Company that is a shareholder of JHT holds of record in its separate accounts JHT shares attributable to variable contracts), and
JHT may be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. JHT shares are not offered directly to, and may not be purchased directly by, members of the public. The paragraph below lists the entities that are eligible to be shareholders of JHT.
Entities Eligible to Be Shareholders of JHT. In order to reflect the conditions of Section 817(h) and other provisions of the Code and regulations thereunder, shares of JHT may be purchased only by the following eligible shareholders:
–	separate accounts of the Insurance Companies and other insurance companies;

–	the Insurance Companies and certain of their affiliates; and

–	any trustee of a qualified pension or retirement plan.
Voting of Shares by the Insurance Companies and JHT. The Insurance Companies have the right to vote upon matters that may be voted upon at any JHT Shareholders’ meeting. These companies will vote all shares of the funds issued to them in proportion to the timely voting instructions received from owners of variable contracts participating in the separate accounts of such companies that are registered under the 1940 Act (“Contract Owner Instructions”). The effect of proportional voting is that a small number of contract owners can determine the outcome of the voting. In addition JHT will vote all shares of fund held by a JHT fund of funds in proportion to the votes of the other shareholders of such fund.
Mixed Funding. Shares of JHT may be sold to JHT Shareholders described above. JHT currently does not foresee any disadvantages to any JHT Shareholders arising from the fact that the interests of those investors may differ. Nevertheless, the Board will monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations and to determine what action, if any, should be taken in response thereto. Such an action could include the withdrawal of a JHT Shareholder from investing in JHT or a particular fund.
Principal Holders. Principal holders are those who own of record or are known by JHT to own beneficially 5% or more of a series of a fund’s outstanding shares.
As of March 31, 2010, the Insurance Companies — owned of record all of the outstanding Series I, II and III shares of JHT funds.
Trustees and officers of JHT, in the aggregate, own or have the right to provide voting instructions for less than 1% of the outstanding shares of the JHT Feeder Funds.
HISTORY OF JHT
JHT Name Change. Prior to January 1, 2005, the name of JHT was Manufacturers Investment Trust. Prior to October 1, 1997, the name of JHT was NASL Series Trust.
Organization of JHT. JHT was originally organized on August 3, 1984 as “NASL Series Fund, Inc.” (the “NASL Fund”), a Maryland corporation. Effective December 31, 1988, the NASL Fund was reorganized as a Massachusetts business trust. Pursuant to such reorganization, JHT assumed all the assets and liabilities of the NASL Fund and carried on its business and operations with the same investment management arrangements as were in effect for the NASL Fund at the time of the reorganization. The assets and liabilities of each of the NASL Fund’s separate series were assumed by the corresponding series of JHT.
ORGANIZATION OF JHT

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Classification. JHT is a no-load, open-end management investment company registered with the SEC under the 1940 Act. Each of the funds described in this SAI is diversified for purposes of the 1940 Act.
Powers of the Trustees of JHT. Under Massachusetts law and JHT’s Declaration of Trust and By-Laws, the management of the business and affairs of JHT is the responsibility of its Trustees.
The Declaration of Trust authorizes the Trustees of JHT without shareholder approval to do the following:
–	Issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share;

–	Divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof;

–	Issue additional series of shares or separate classes of existing series of shares;

–	Approve mergers of series (to the extent consistent with applicable laws and regulations); and

–	Designate a class of shares of a series as a separate series.
Shares of JHT. The shares of each fund, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Shares of each fund have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that fund. Holders of shares of any fund are entitled to redeem their shares as set forth under “Purchase and Redemption of Shares.”
Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of such fund remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets that are not clearly allocable to a particular fund will be allocated in the manner determined by the Trustees. Accrued liabilities that are not clearly allocable to one or more funds will also be allocated among the funds in the manner determined by the Trustees.
Shareholder Voting. Shareholders of each fund of JHT are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the fund. All shares entitled to vote are voted by series. However, when voting for the election of Trustees and when otherwise permitted by the 1940 Act, shares are voted in the aggregate and not by series. Only shares of a particular fund are entitled to vote on matters determined by the Trustees to affect only the interests of that fund. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of JHT may not be binding on a fund whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of JHT may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of JHT do not have cumulative voting rights, which means that the holders of more than 50% of JHT’s shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees.
Shareholder Liability. Under Massachusetts law, shareholders of JHT could, under certain circumstances, be held personally liable for the obligations of JHT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of JHT and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of JHT. The Declaration of Trust also provides for indemnification out of the property of a JHT fund for all losses and expenses of any shareholder held personally liable for the obligations of such fund. In addition, the Declaration of Trust provides that JHT shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of JHT and satisfy any judgment thereon, but only

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out of the property of the affected fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular fund would be unable to meet its obligations.
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
Since the funds’ shareholders are principally: (i) life insurance companies whose separate accounts invest in the funds for purposes of funding variable annuity and variable life insurance contracts and (ii) trustees of qualified pension and retirement plans, no discussion is included herein as to the U.S. federal income tax consequences to the holder of a variable annuity or life insurance contract who allocates investments to a fund. For information concerning the U.S. federal income tax consequences to such holders, see the prospectus for such contract. Holders of variable annuity or life insurance contracts should consult their tax advisors about the application of the provisions of the tax law described in this SAI in light of their particular tax situations.
JHT believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no fund will be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax-exempt interest income for such taxable year.
A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year: (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, a fund must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership.
A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“regulated investment company-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships that derive more than 10% of their gross income from types of income, such as income derived from the buying and selling of

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commodities, or options, futures or forwards with respect to commodities, other than regulated investment company-type income. All of the income received by a fund from its investment in a qualified publicly traded partnership will be income satisfying the 90% qualifying income test. A fund investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships during that year. Such income, even if not reported to the fund by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company income distribution requirements and would be taken into account for purposes of the 4% excise tax.
Under an Internal Revenue Service revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives in which certain funds invest is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which a fund may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. Although certain commodity-linked notes are not affected by this revenue ruling, it is unclear what other types of commodity-linked derivatives are affected.
To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities that, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund’s assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers, which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships.
If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the fund. Compliance with the regulated investment company 90% qualifying income test and with the asset diversification requirements is carefully monitored by the investment adviser and it is intended that the funds will comply with the requirements for qualification as regulated investment companies.
Because JHT complies with the ownership restrictions of U.S. Treasury Regulations Section 1.817-5(f), IRS Revenue Ruling (“Rev. Rul.”) 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests for purposes of separate account diversification requirements, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends and expects to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.
A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it

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also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed of.
Certain of the funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
Funds investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a “passive foreign investment company” (a “PFIC”), the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If a fund failed to qualify as a regulated investment company, (i) owners of contracts based on the fund would be treated as owning contracts based solely on shares of the fund (rather than on their proportionate share of the assets of such fund) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (ii) the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the fund might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the investment adviser and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the fund’s investment adviser might otherwise believe to be desirable.

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Other Information. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund, please refer to the prospectus for the contract.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, John Hancock Investment Management Services, LLC (the “Adviser”) and John Hancock Distributors LLC (the “Distributor”) and two of their affiliates (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the JHT funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.
REPORTS TO SHAREHOLDERS
The financial statements of JHT at December 31, 2009, as they relate to the funds described in this SAI, are incorporated herein by reference from JHT’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of JHT at December 31, 2009, as they relate to the funds described in this SAI, including the related financial highlights that appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm as indicated in their report with respect thereto, and are included herein in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.
CUSTODIAN
State Street Bank and Trust Company, (“State Street”) 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the funds’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODE OF ETHICS
JHT, CRMC, the Distributor, and each subadviser have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by JHT.

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PROXY VOTING POLICIES
The proxy voting policies of JHT and CRMC are set forth below in Appendix II. Information regarding how JHT voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (1) upon request, by calling (800) 344-1029 (attention: Secretary); and (2) on the SEC’s website at http://www.sec.gov.

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APPENDIX I
DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHT FEEDER FUNDS
Investment adviser — Capital Research and Management Company SM, each Master Fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, California 90071 and 6455 Irvine Center Drive, Irvine, California 92618. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc. ®, a holding company for several investment management subsidiaries. CRMC manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.
The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. CRMC believes that its policies and procedures are reasonably designed to address these issues.
Compensation of investment professionals — As described in the Prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, CRMC’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.
Portfolio managers and investment analysts are paid competitive salaries by CRMC. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.
To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. CRMC makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds’ portfolio managers may be measured against one or more of the following benchmarks, depending on his or her investment focus:
Global Discovery Fund — Lipper Multi-Cap Growth Funds Index, Global Service and Information Index, Non-U.S. Service and Information Index;
Global Growth Fund — MSCI World Index, Lipper Global Funds Index;
Global Small Capitalization Fund — Lipper Small Cap Growth Funds Index; Lipper International Small Cap Funds Index; MSCI All Country World Small Cap Index; MSCI USA Small Cap Index; MSCI All Country World Index ex USA Small Cap Index;
Growth Fund — S&P 500, Lipper Growth Funds Index;

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International Fund — MSCI All Country World Index ex-USA, Lipper International Funds Index;
New World Fund — MSCI All Country World Index, Lipper Global Funds Index, Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index Global, MSCI Emerging Markets Index, Lipper Emerging Markets Debt Funds Average;
Blue Chip Income and Growth Fund — S&P 500, Lipper Growth & Income Funds Index;
Global Growth and Income Fund — MSCI World Index, Lipper Global Funds Index;
Growth-Income Fund — S&P 500, Lipper Growth & Income Funds Index;
International Growth and Income Fund — MSCI World Index (ex-U.S.), Lipper International Funds Index;
Asset Allocation Fund — S&P 500, Lipper Growth & Income Funds Index, Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Corporate Debt Funds A Rated Average;
Bond Fund — Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Average, Lipper Corporate Debt Funds A Rated Average;
Global Bond Fund — Barclays Capital Global Aggregate Bond Index, Barclays Capital US Corporate High Yield Index 2% Issuer Cap, Lipper Global Income Funds Average;
High-Income Bond Fund — Barclays Capital U.S. Corporate High Yield Index 2% Issuer Cap, Lipper High Current Yield Bond Funds Index; and
U.S. Government/AAA Rated Securities Fund — Citigroup Treasury/Government Sponsored/Mortgage Index and Lipper General U.S. Government Funds Average.
Portfolio manager fund holdings and management of other accounts — Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio manager owns shares (through a variable insurance contract) in the dollar range noted: Robert W. Lovelace, Global Growth Fund, $10,001 — $50,000. The other portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold investments that hold shares of the funds.
The following table reflects information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2009:

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	Other Registered		Other Pooled
	Investment		Investment
	Companies		Vehicles		Other Accounts
			Number
	Number of		of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
James K. Dunton	2	$66.0	0	$0	0	$0
Donald D. O’Neal	2	$217.9	1	$0.10	0	$0
Alan N. Berro	3	$104.3	0	$0	0	$0
Abner D. Goldstine	2	$80.6	0	$0	0	$0
John H. Smet	6	$173.9	0	$0	0	$0
Carl M. Kawaja	4	$163.8	1	$0.94	0	$0
Sung Lee	2	$182.1	0	$0	0	$0
Robert W. Lovelace	3	$160.3	1	$0.94	0	$0
C. Ross Sappenfield	2	$81.6	1	$0.10	0	$0
David C. Barclay	4	$136.6	3	$0.66	16	$7.81
Donnalisa P. Barnum	1	$156.2	0	$0	0	$0
Christopher D. Buchbinder	0	$0	0	$0	0	$0
Gordon Crawford	3	$181.7	0	$0	0	$0
David A. Daigle	1	$15.6	0	$0	0	$0
Mark H. Dalzell	2	$50.4	2	$0.17	11	$3.66
Mark E. Denning	5	$224.0	1	$0.13	0	$0
J. Blair Frank	2	$174.4	0	$0	0	$0
David A. Hoag	4	$130.8	0	$0	0	$0
Thomas H. Hogh	3	$57.5	1	$0.18	4	$0.43
Claudia P. Huntington	3	$45.4	0	$0	0	$0
Gregg E. Ireland	2	$200.0	1	$0.08	0	$0
Gregory D. Johnson	3	$98.2	0	$0	0	$0
Michael T. Kerr	2	$201.3	0	$0	0	$0
Harold H. La	1	$7.3	0	$0	0	$0
Jeffrey T. Lager	0	$0	0	$0	0	$0
Marcus B. Linden	1	$15.6	0	$0	0	$0

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	Other Registered		Other Pooled
	Investment		Investment
	Companies		Vehicles		Other Accounts
			Number
	Number of		of		Number of
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
James B. Lovelace	4	$163.2	0	$0	0	$0
Jesper Lyckeus	2	$182.1	1	$0.13	0	$0
Fergus N. MacDonald	1	$7.1	0	$0	0	$0
Ronald B. Morrow	3	$251.5	0	$0	0	$0
James R. Mulally	3	$123.7	1	$0.03	0	$0
Wesley K.-S. Phoa	1	$7.1	3	$0.28	9	$3.45
David M. Riley	2	$161.5	0	$0	0	$0
Eugene P. Stein	1	$50.2	0	$0	0	$0
Andrew B. Suzman	2	$68.5	1	$0.08	0	$0
Christopher M. Thomsen	1	$16.4	0	$0	0	$0
Steven T. Watson	3	$112.3	0	$0	0	$0
Paul A. White	0	$0	0	$0	0	$0
Dylan J. Yolles	0	$0	0	$0	0	$0
There are no accounts that pay fees based upon performance.
Potential Conflicts.
CRMC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CRMC believes that all issues relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been addressed.

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APPENDIX II
PROXY VOTING POLICIES
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other

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Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.

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B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds (the “Adviser”) or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.

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Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.

3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.

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Adviser Responsibilities
Proxy Voting Procedures
Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the adviser votes shares of an Underling Fund consistent with these proxy voting policies and procedures and in the best interest of shareholders of the Trust.
Providing the Board of the Trust with a copy and description of the Adviser Policy, accompanied by a certification that represents that the Adviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Board with notice of any amendment or revision to that Adviser Policy or with a description thereof. The Adviser is required to report all material changes to the Adviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to Adviser Policy during the period covered by the report.
Providing the Board with a quarterly certification indicating that the Adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Adviser Policy and these proxy voting policies and procedures. If the Adviser voted any proxies in a manner inconsistent with the Subadviser Policy, the Adviser will provide the adviser with a report detailing the exceptions.
Proxy Voting Service
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.

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Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

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CAPITAL RESEARCH AND MANAGEMENT COMPANY
PROXY VOTING PROCEDURES AND PRINCIPLES
PROXY VOTING PROCEDURES AND PRINCIPLES — The Series and its investment adviser have adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds, other American Funds and Endowments. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the Series) are voted by a committee of the investment adviser under authority delegated by those funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.
All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. For proxies of securities manged by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more research analysts in that investment division familiar with the company and industry. A second recommendation is made by a proxy coordinator (a senior investment professional) within the appropriate investment division based on the individual’s knowledge of the Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.
The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.
The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.
Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421- 0180, (b) on the American Funds website at americanfunds.com and (c) on the SEC’s website at sec.gov.
The following summary sets forth the general positions of the American Funds, Endowments, the Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.
DIRECTOR MATTERS — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported.
GOVERNANCE PROVISIONS — Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes to tender his or her resignation, generally are supported.

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SHAREHOLDER RIGHTS — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection). Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.
COMPENSATION AND BENEFIT PLANS — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.
ROUTINE MATTERS — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management’s recommendations unless circumstances indicate otherwise.
APPENDIX III
List of Entries Receiving Portfolio Holdings Information

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